UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas               78256

(Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

April 30, 2024
Annual Report
Victory Target Retirement Income Fund
Victory Target Retirement 2030 Fund
Victory Target Retirement 2040 Fund
Victory Target Retirement 2050 Fund
Victory Target Retirement 2060 Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 10
Schedules of Portfolio Investments 15
Financial Statements
Statements of Assets and Liabilities
20
Statements of Operations
22
Statements of Changes in Net Assets
24
Financial Highlights
27
Notes to Financial Statements 32
Report of Independent Registered Public Accounting Firm 45
Supplemental Information (Unaudited)
Trustee and Officer Information
46
Proxy Voting and Portfolio Holdings Information
49
Expense Examples
49
Additional Federal Income Tax Information
50
Advisory Contract Approval
51
Liquidity Risk Management Program
54
Privacy Policy
55

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Target Retirement Funds
Manager’s Commentary
(Unaudited)
What were the market conditions over the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023— have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Target Retirement Funds (the “Funds”) perform during the reporting period?
Each Fund’s investment objective is to provide capital appreciation and current income consistent with its current investment allocation. For the reporting period ended April 30, 2024, the total return for each of the Funds is shown below, along with the return(s) of the relevant benchmark index(es):

4
Victory Target Retirement Funds
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
The Funds performed as expected, with returns in between those of stocks and bonds. The larger gains for the longer-dated portfolios reflect the progressively higher weighting in equities as the target dates of the five funds increase.
The results of the Funds’ underlying drivers mirrored the overall investment backdrop. The equity portfolio experienced gains across all equity regions. In aggregate, the fixed income portfolio experienced gains, with shorter duration fixed income performing better than longer duration fixed income like long duration treasuries.
We maintained a steady approach over the period. As always, we sought to provide broad exposure to the global financial markets, but we also overweighted (took larger relative positions) or underweighted (took smaller relative positions) in certain asset classes based on valuations and fundamentals. In this vein, we continued to tilt the portfolios toward the international equity markets versus the United States, in particular Japanese and European equities. We believe this positioning is warranted from a longer-
term standpoint due to what we view as more attractive valuations and greater latitude for better-than-expected economic growth outside of the United States. Our equity investments, with an emphasis on value and lower volatility, lagged the overall market.
The Funds’ shorter overall duration contributed positively in addition to the underlying holdings in fixed income outperforming their respective benchmarks.
We will continue to remain true to our longstanding strategy of using fundamentals and valuations to construct portfolios designed to deliver favorable results over a full market cycle.
Thank you for allowing us to assist you with your investment needs.
Victory Target
Retirement Funds
S&P Target
Date Indices
MSCI
All-Country
World Index
Victory Target Retirement Income Fund 7.15% 5.45% —
Victory Target Retirement 2030 Fund 10.25% 9.48% —
Victory Target Retirement 2040 Fund 13.16% 13.01% —
Victory Target Retirement 2050 Fund 14.72% 14.64% 17.46%
Victory Target Retirement 2060 Fund 14.87% 14.73% 17.46%

5
Victory Target Retirement Income Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Target Retirement Income Fund — Growth of $10,000
1
The unmanaged S&P Target Date Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of "through" target date fund managers. The index is designed to help defined contribution plan sponsors screen, select, and monitor appropriate target date funds. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the
Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 7/31/08
Net Asset
Value
S&P Target
Date Retirement
Income Index
1
One Year 7.15% 5.45%
Five Year 4.04% 3.53%
Ten Year 3.72% 3.77%

6
Victory Target Retirement 2030 Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Target Retirement 2030 Fund — Growth of $10,000
1
The unmanaged S&P Target Date 2030 Index is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for target dates up to 2030. The index is designed to help defined contribution plan sponsors screen, select, and monitor appropriate target date funds. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 7/31/08
Net Asset
Value
S&P Target Date
2030 Index
1
One Year 10.25% 9.48%
Five Year 5.57% 6.27%
Ten Year 5.33% 6.35%

7
Victory Target Retirement 2040 Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Target Retirement 2040 Fund — Growth of $10,000
1
The unmanaged S&P Target Date 2040 Index is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for target dates up to 2040. The index is designed to help defined contribution plan sponsors screen, select, and monitor appropriate target date funds. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 7/31/08
Net Asset
Value
S&P Target Date
2040 Index
1
One Year 13.16% 13.01%
Five Year 6.68% 7.93%
Ten Year 6.11% 7.54%

8
Victory Target Retirement 2050 Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Target Retirement 2050 Fund — Growth of $10,000
1
The unmanaged S&P Target Date 2050 Index is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for target dates up to 2050. The index is designed to help defined contribution plan sponsors screen, select, and monitor appropriate target date funds. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 7/31/08
Net Asset
Value
S&P Target Date
2050 Index
1
MSCI All-Country
World Index
2
One Year 14.72% 14.64% 17.46%
Five Year 7.44% 8.63% 9.44%
Ten Year 6.61% 8.05% 8.19%

9
Victory Target Retirement 2060 Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Target Retirement 2060 Fund — Growth of $10,000
1
The unmanaged S&P Target Date 2060 Index is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for target dates up to 2060. The index is designed to help defined contribution plan sponsors screen, select, and monitor appropriate target date funds. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 7/12/13
Net Asset
Value
S&P Target Date
2060 Index
1
MSCI All-Country
World Index
2
One Year 14.87% 14.73% 17.46%
Five Year 7.40% 8.71% 9.44%
Ten Year 6.55% 8.17% 8.19%

10
Victory Portfolios III
Victory Target Retirement Income Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Government Securities Fund, Institutional Shares
21.3%
Victory Short-Term Bond Fund, Institutional Shares
14.0%
Victory Core Plus Intermediate Bond Fund, Institutional Shares
7.7%
Victory High Income Fund, Institutional Shares
6.3%
VictoryShares Corporate Bond ETF
6.1%
Victory Global Managed Volatility Fund, Institutional Shares
5.6%
Victory Market Neutral Income Fund, Institutional Shares
5.4%
Victory Target Managed Allocation Fund
4.9%
Victory RS International Fund, Class R6
3.4%
VictoryShares Short-Term Bond ETF
3.4%

11
Victory Portfolios III
Victory Target Retirement 2030 Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Government Securities Fund, Institutional Shares
15.5%
Victory Global Managed Volatility Fund, Institutional Shares
9.3%
Victory Target Managed Allocation Fund
8.6%
Victory Short-Term Bond Fund, Institutional Shares
5.6%
Victory Core Plus Intermediate Bond Fund, Institutional Shares
5.3%
Victory RS International Fund, Class R6
5.1%
Victory 500 Index Fund, Reward Shares
5.0%
Victory High Income Fund, Institutional Shares
3.9%
VictoryShares Short-Term Bond ETF
3.8%
Victory Trivalent International Fund-Core Equity, Class R6
3.7%

12
Victory Portfolios III
Victory Target Retirement 2040 Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Global Managed Volatility Fund, Institutional Shares
12.5%
Victory Target Managed Allocation Fund
12.0%
Victory 500 Index Fund, Reward Shares
6.7%
Victory RS International Fund, Class R6
6.6%
Victory Government Securities Fund, Institutional Shares
6.5%
Victory Trivalent International Fund-Core Equity, Class R6
4.8%
VictoryShares International Value Momentum ETF
4.5%
VictoryShares WestEnd U.S. Sector ETF
4.2%
Victory High Income Fund, Institutional Shares
3.6%
VictoryShares Emerging Markets Value Momentum ETF
3.3%

13
Victory Portfolios III
Victory Target Retirement 2050 Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Global Managed Volatility Fund, Institutional Shares
14.1%
Victory Target Managed Allocation Fund
13.3%
Victory 500 Index Fund, Reward Shares
7.9%
Victory RS International Fund, Class R6
7.1%
Victory Trivalent International Fund-Core Equity, Class R6
5.3%
VictoryShares International Value Momentum ETF
5.2%
VictoryShares WestEnd U.S. Sector ETF
5.0%
VictoryShares Emerging Markets Value Momentum ETF
3.7%
Victory Government Securities Fund, Institutional Shares
3.4%
VictoryShares US Value Momentum ETF
3.3%

14
Victory Portfolios III
Victory Target Retirement 2060 Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides capital appreciation and current income consistent with its current investment allocation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Global Managed Volatility Fund, Institutional Shares
14.6%
Victory Target Managed Allocation Fund
13.5%
Victory 500 Index Fund, Reward Shares
8.3%
Victory RS International Fund, Class R6
7.1%
Victory Trivalent International Fund-Core Equity, Class R6
5.2%
VictoryShares WestEnd U.S. Sector ETF
5.1%
VictoryShares International Value Momentum ETF
5.1%
VictoryShares Emerging Markets Value Momentum ETF
3.6%
VictoryShares US Value Momentum ETF
3.4%
Victory Nasdaq-100 Index Fund, Class R6
3.4%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Target Retirement Income Fund
15
See notes to financial statements.
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (20.9%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 38,927
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 11,949
VictoryShares Free Cash Flow ETF .......................................... 136,657 4,228
VictoryShares International Value Momentum ETF ............................... 313,161 14,859
VictoryShares International Volatility Wtd ETF ................................. 154,761 6,442
VictoryShares Short-Term Bond ETF ......................................... 443,598 21,963
VictoryShares Small Cap Free Cash Flow ETF .................................. 100,000 2,560
VictoryShares THB Mid Cap ETF ........................................... 226,000 6,024
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 62,387 2,690
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 86,772 6,567
VictoryShares US Value Momentum ETF ...................................... 91,876 6,659
VictoryShares WestEnd U.S. Sector ETF ...................................... 314,123 10,799
Total Affiliated Exchange-Traded Funds (Cost $128,376)
a
a
a
133,667
Affiliated Mutual Funds (78.9%)
Victory 500 Index Fund, Reward Shares ....................................... 246,072 15,778
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,566,933 49,546
Victory Global Managed Volatility Fund, Institutional Shares ........................ 3,481,080 35,855
Victory Government Securities Fund, Institutional Shares .......................... 15,952,523 136,713
Victory Growth Fund, Institutional Shares ..................................... 272,182 9,257
Victory High Income Fund, Institutional Shares ................................. 5,954,030 40,190
Victory Income Stock Fund, Institutional Shares ................................. 249,303 4,804
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 168,278 4,156
Victory Market Neutral Income Fund, Institutional Shares .......................... 4,062,376 34,611
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 65,818 2,876
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 143,823 2,646
Victory RS International Fund, Class R6 ...................................... 1,838,390 22,024
Victory Short-Term Bond Fund, Institutional Shares .............................. 10,087,574 89,679
Victory Small Cap Stock Fund, Institutional Shares ............................... 591,491 7,820
Victory Sophus Emerging Markets Fund, Class R6 ............................... 171,762 3,406
Victory Target Managed Allocation Fund ...................................... 3,141,866 31,450
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,884,745 15,098
Total Affiliated Mutual Funds (Cost $499,819)
a
a
a
505,909
Total Investments (Cost $628,195) — 99.8% 639,576
Other assets in excess of liabilities — 0.2% 1,275
NET ASSETS - 100.00% $ 640,851
At April 30, 2024, the foreign securities held by the underlying Funds were 17.1% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Target Retirement 2030 Fund
16
See notes to financial statements
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (25.8%)
VictoryShares Corporate Bond ETF(a) ........................................ 2,047,524 $ 41,967
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 28,381
VictoryShares Free Cash Flow ETF .......................................... 433,670 13,418
VictoryShares International Value Momentum ETF ............................... 854,878 40,564
VictoryShares International Volatility Wtd ETF ................................. 443,850 18,476
VictoryShares Short-Term Bond ETF ......................................... 905,079 44,810
VictoryShares Small Cap Free Cash Flow ETF .................................. 357,000 9,141
VictoryShares THB Mid Cap ETF ........................................... 857,000 22,843
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 230,132 9,921
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 244,422 18,498
VictoryShares US Value Momentum ETF(a) .................................... 330,169 23,929
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,057,197 36,346
Total Affiliated Exchange-Traded Funds (Cost $279,432)
a
a
a
308,294
Affiliated Mutual Funds (74.0%)
Victory 500 Index Fund, Reward Shares ....................................... 930,951 59,693
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,128,320 63,442
Victory Global Managed Volatility Fund, Institutional Shares ........................ 10,787,708 111,113
Victory Government Securities Fund, Institutional Shares .......................... 21,560,639 184,775
Victory Growth Fund, Institutional Shares ..................................... 559,350 19,024
Victory High Income Fund, Institutional Shares ................................. 6,962,314 46,996
Victory Income Stock Fund, Institutional Shares ................................. 897,332 17,292
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 629,885 15,558
Victory Market Neutral Income Fund, Institutional Shares .......................... 3,433,409 29,253
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 539,437 23,573
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 261,845 4,818
Victory RS International Fund, Class R6 ...................................... 5,103,647 61,142
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,584,139 67,423
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,687,620 22,310
Victory Sophus Emerging Markets Fund, Class R6 ............................... 529,376 10,497
Victory Target Managed Allocation Fund ...................................... 10,206,148 102,163
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,549,422 44,451
Total Affiliated Mutual Funds (Cost $845,110)
a
a
a
883,523
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 65,553 65
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c) ............ 65,553 65
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(c) ............... 65,553 66
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 65,553 66
Total Collateral for Securities Loaned (Cost $262)
a
a
a
262
Total Investments (Cost $1,124,804) — 99.8% 1,192,079
Other assets in excess of liabilities — 0.2% 1,995
NET ASSETS - 100.00% $ 1,194,074
At April 30, 2024, the foreign securities held by the underlying Funds were 26.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on April 30, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Target Retirement 2040 Fund
17
See notes to financial statements
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (28.7%)
VictoryShares Corporate Bond ETF .......................................... 1,469,335 $ 30,116
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 49,250
VictoryShares Free Cash Flow ETF(a) ........................................ 729,836 22,581
VictoryShares International Value Momentum ETF ............................... 1,427,525 67,736
VictoryShares International Volatility Wtd ETF ................................. 654,183 27,232
VictoryShares Short-Term Bond ETF ......................................... 654,890 32,424
VictoryShares Small Cap Free Cash Flow ETF .................................. 557,093 14,264
VictoryShares THB Mid Cap ETF ........................................... 1,451,000 38,676
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 372,496 16,058
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 400,524 30,311
VictoryShares US Value Momentum ETF ...................................... 576,654 41,792
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 1,828,537 62,865
Total Affiliated Exchange-Traded Funds (Cost $380,135)
a
a
a
433,305
Affiliated Mutual Funds (71.1%)
Victory 500 Index Fund, Reward Shares ....................................... 1,581,021 101,375
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,584,140 40,799
Victory Global Managed Volatility Fund, Institutional Shares ........................ 18,299,461 188,484
Victory Government Securities Fund, Institutional Shares .......................... 11,421,265 97,880
Victory Growth Fund, Institutional Shares ..................................... 970,118 32,994
Victory High Income Fund, Institutional Shares ................................. 7,998,910 53,993
Victory Income Stock Fund, Institutional Shares ................................. 1,459,346 28,122
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,131,316 27,944
Victory Market Neutral Income Fund, Institutional Shares .......................... 2,552,881 21,750
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 941,523 41,145
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 5,358
Victory RS International Fund, Class R6 ...................................... 8,299,496 99,428
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,966,388 26,371
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,730,254 36,094
Victory Sophus Emerging Markets Fund, Class R6 ............................... 805,788 15,979
Victory Target Managed Allocation Fund ...................................... 18,035,835 180,539
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 9,088,045 72,795
Total Affiliated Mutual Funds (Cost $975,203)
a
a
a
1,071,050
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 40,331 41
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c) ............ 40,331 40
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(c) ............... 40,331 40
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 40,331 40
Total Collateral for Securities Loaned (Cost $161)
a
a
a
161
Total Investments (Cost $1,355,499) — 99.8% 1,504,516
Other assets in excess of liabilities — 0.2% 2,384
NET ASSETS - 100.00% $ 1,506,900
At April 30, 2024, the foreign securities held by the underlying Funds were 34.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on April 30, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Target Retirement 2050 Fund
18
See notes to financial statements
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (29.7%)
VictoryShares Corporate Bond ETF .......................................... 513,750 $ 10,530
VictoryShares Emerging Markets Value Momentum ETF .......................... 746,226 34,774
VictoryShares Free Cash Flow ETF(a) ........................................ 528,080 16,339
VictoryShares International Value Momentum ETF ............................... 1,035,667 49,142
VictoryShares International Volatility Wtd ETF ................................. 442,741 18,430
VictoryShares Small Cap Free Cash Flow ETF .................................. 392,062 10,038
VictoryShares THB Mid Cap ETF ........................................... 1,061,432 28,293
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 12,420
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 281,624 21,313
VictoryShares US Value Momentum ETF ...................................... 434,568 31,495
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 1,380,725 47,469
Total Affiliated Exchange-Traded Funds (Cost $240,256)
a
a
a
280,243
Affiliated Mutual Funds (70.0%)
Victory 500 Index Fund, Reward Shares ....................................... 1,160,374 74,403
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 2,745,541 24,435
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,903,150 132,902
Victory Government Securities Fund, Institutional Shares .......................... 3,736,358 32,021
Victory Growth Fund, Institutional Shares ..................................... 857,130 29,151
Victory High Income Fund, Institutional Shares ................................. 1,233,236 8,324
Victory Income Stock Fund, Institutional Shares ................................. 1,017,042 19,598
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 765,371 18,905
Victory Market Neutral Income Fund, Institutional Shares .......................... 810,460 6,905
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 671,385 29,340
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 3,010
Victory RS International Fund, Class R6 ...................................... 5,623,113 67,365
Victory Short-Term Bond Fund, Institutional Shares .............................. 98,845 879
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,925,833 25,460
Victory Sophus Emerging Markets Fund, Class R6 ............................... 627,825 12,450
Victory Target Managed Allocation Fund ...................................... 12,540,625 125,532
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,223,906 49,853
Total Affiliated Mutual Funds (Cost $586,652)
a
a
a
660,533
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(b) ........ 342,450 343
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(b) ............ 342,450 343
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(b) ............... 342,450 342
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(b) . 342,450 342
Total Collateral for Securities Loaned (Cost $1,370)
a
a
a
1,370
Total Investments (Cost $828,278) — 99.8% 942,146
Other assets in excess of liabilities — 0.2% 1,676
NET ASSETS - 100.00% $ 943,822
At April 30, 2024, the foreign securities held by the underlying Funds were 38.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2024.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Target Retirement 2060 Fund
19
See notes to financial statements
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (30.0%)
VictoryShares Corporate Bond ETF .......................................... 67,206 $ 1,377
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 5,049
VictoryShares Free Cash Flow ETF .......................................... 79,736 2,467
VictoryShares International Value Momentum ETF ............................... 148,180 7,031
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,154
VictoryShares Small Cap Free Cash Flow ETF .................................. 57,000 1,459
VictoryShares THB Mid Cap ETF ........................................... 160,000 4,265
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 1,881
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 40,988 3,102
VictoryShares US Value Momentum ETF ...................................... 64,597 4,682
VictoryShares WestEnd U.S. Sector ETF ...................................... 207,979 7,150
Total Affiliated Exchange-Traded Funds (Cost $35,394)
a
a
a
41,617
Affiliated Mutual Funds (69.3%)
Victory 500 Index Fund, Reward Shares ....................................... 180,010 11,542
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 361,815 3,220
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,970,687 20,298
Victory Government Securities Fund, Institutional Shares .......................... 528,046 4,526
Victory Growth Fund, Institutional Shares ..................................... 125,152 4,257
Victory Income Stock Fund, Institutional Shares ................................. 171,036 3,296
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 110,466 2,729
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 106,796 4,667
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 374
Victory RS International Fund, Class R6 ...................................... 822,149 9,849
Victory Short-Term Bond Fund, Institutional Shares .............................. 125 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 281,770 3,725
Victory Sophus Emerging Markets Fund, Class R6 ............................... 91,337 1,811
Victory Target Managed Allocation Fund ...................................... 1,876,152 18,780
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 907,214 7,267
Total Affiliated Mutual Funds (Cost $87,887)
a
a
a
96,342
Total Investments (Cost $123,281) — 99.3% 137,959
Other assets in excess of liabilities — 0.7% 977
NET ASSETS - 100.00% $ 138,936
At April 30, 2024, the foreign securities held by the underlying Funds were 39.2% of net assets.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
April 30, 2024
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Assets:
Affiliated investments, at value (Cost $628,195, $1,124,542 and $1,355,338) $ 639,576 $ 1,191,817(a) $ 1,504,355(b)
Unaffiliated investments, at value (Cost $—, $262 and $161) — 262 161
Cash 1,360 2,350 3,199
Receivables:
Interest 4 19 28
Capital shares issued 75 463 170
From Adviser — — 5
Prepaid expenses 13 19 21
Total Assets 641,028 1,194,930 1,507,939
Liabilities:
Payables:
Collateral received on loaned securities — 262 161
Capital shares redeemed 142 546 825
Accrued expenses and other payables:
Custodian fees 1 2 3
Transfer agent fees 6 11 13
Compliance fees —(c) 1 1
Other accrued expenses 28 34 36
Total Liabilities 177 856 1,039
Commitments and contingencies (Note 4 )
Net Assets:
Capital 633,154 1,111,191 1,337,386
Total accumulated earnings (loss) 7,697 82,883 169,514
Net Assets $ 640,851 $ 1,194,074 $ 1,506,900
Shares (unlimited number of shares authorized with no par value): 61,286 99,697 121,186
Net asset value, offering and redemption price per share:(d) $ 10.46 $ 11.98 $ 12.43
(a) Includes $253 thousand of securities on loan.
(b) Includes $156 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
April 30, 2024
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Assets:
Affiliated investments, at value (Cost $826,908 and $123,281) $ 940,776(a) $ 137,959
Unaffiliated investments, at value (Cost $1,370 and $—) 1,370 —
Cash 3,405 921
Receivables:
Interest 17 4
Capital shares issued 86 58
From Adviser — 12
Prepaid expenses 17 12
Total Assets 945,671 138,966
Liabilities:
Payables:
Collateral received on loaned securities 1,370 —
Capital shares redeemed 437 6
Accrued expenses and other payables:
Custodian fees 2 —(b)
Transfer agent fees 8 1
Compliance fees 1 —(b)
Other accrued expenses 31 23
Total Liabilities 1,849 30
Commitments and contingencies (Note 4 )
Net Assets:
Capital 819,884 123,276
Total accumulated earnings (loss) 123,938 15,660
Net Assets $ 943,822 $ 138,936
Shares (unlimited number of shares authorized with no par value): 72,688 10,636
Net asset value, offering and redemption price per share:(c) $ 12.98 $ 13.06
(a) Includes $1,284 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Year Ended April 30, 2024
22
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Retirement Income
Fund
Victory Target
Retirement 2030
Fund
Victory Target
Retirement 2040
Fund
Investment Income:
Dividends from affiliated investments $ 23,076  $ 34,689  $ 36,540
Interest from unaffiliated investments 58  140  218
Securities lending (net of fees) 8  3  5
Total Income 23,142  34,832  36,763
Expenses:
Sub-Administration fees 19  19  19
Custodian fees 8  15  19
Transfer agent fees 33  59  72
Trustees' fees 48  49  49
Compliance fees 6  11  13
Printing fees 42  47  47
Legal and audit fees 55  55  56
State registration and filing fees 28  41  39
Other expenses 20  32  37
Recoupment of prior expenses waived/reimbursed by Adviser —  8  —
Total Expenses 259  336  351
Expenses waived/reimbursed by Adviser —  —  (62)
Net Expenses 259  336  289
Net Investment Income (Loss) 22,883  34,496  36,474
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (427) 10,669  16,696
Capital gain distributions received from affiliated investment securities 993  3,006  5,284
Net change in unrealized appreciation/depreciation on affiliated investment securities 20,854  67,203  122,446
Net realized/unrealized gains (losses) on investments 21,420  80,878  144,426
Change in net assets resulting from operations $ 44,303  $ 115,374  $ 180,900

Statements of Operations
For the Year Ended April 30, 2024
23
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Retirement 2050
Fund
Victory Target
Retirement 2060
Fund
Investment Income:
Dividends from affiliated investments $ 19,738  $ 2,773
Interest from unaffiliated investments 145  22
Securities lending (net of fees) 3  — (a)
Total Income 19,886  2,795
Expenses:
Sub-Administration fees 19  19
Custodian fees 13  3
Transfer agent fees 46  8
Trustees' fees 49  48
Compliance fees 8  1
Printing fees 36  24
Legal and audit fees 55  54
State registration and filing fees 32  26
Other expenses 25  7
Recoupment of prior expenses waived/reimbursed by Adviser 8  1
Total Expenses 291  191
Expenses waived/reimbursed by Adviser —  (61)
Net Expenses 291  130
Net Investment Income (Loss) 19,595  2,665
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 5,653  188
Capital gain distributions received from affiliated investment securities 3,948  585
Net change in unrealized appreciation/depreciation on affiliated investment securities 94,488  14,729
Net realized/unrealized gains (losses) on investments 104,089  15,502
Change in net assets resulting from operations $ 123,684  $ 18,167
(a) Rounds to less than $1 thousand.

24
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement Income Fund Victory Target Retirement 2030 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 22,883 $ 5,407 $ 19,517 $ 34,496 $ 6,846 $ 30,854
Net realized gains (losses) 566 (2,063) 4,726 13,675 (1,311) 24,154
Net change in unrealized appreciation/
depreciation 20,854 26,323 (108,209) 67,203 59,127 (240,236)
Change in net assets resulting from
operations 44,303 29,667 (83,966) 115,374 64,662 (185,228)
Change in net assets resulting from
distributions to shareholders (27,477) (3,617) (42,353) (49,678) — (101,184)
Change in net assets resulting from capital
transactions (42,363) (16,660) (24,319) (47,778) (23,163) 33,547
Change in net assets (25,537) 9,390 (150,638) 17,918 41,499 (252,865)
Net Assets:
Beginning of period 666,388 656,998 807,636 1,176,156 1,134,657 1,387,522
End of period $ 640,851 $ 666,388 $ 656,998 $ 1,194,074 $ 1,176,156 $ 1,134,657
Capital Transactions:
Proceeds from shares issued $ 46,029 $ 15,271 $ 42,001 $ 82,546 $ 27,062 $ 81,144
Distributions reinvested 27,306 3,594 42,091 49,544 — 100,969
Cost of shares redeemed (115,698) (35,525) (108,411) (179,868) (50,225) (148,566)
Change in net assets resulting from capital
transactions $ (42,363) $ (16,660) $ (24,319) $ (47,778) $ (23,163) $ 33,547
Share Transactions:
Issued 4,470 1,516 3,901 7,069 2,434 6,606
Reinvested 2,629 361 4,192 4,199 — 9,250
Redeemed (11,247) (3,531) (10,144) (15,415) (4,513) (12,204)
Change in Shares (4,148) (1,654) (2,051) (4,147) (2,079) 3,652
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

25
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2040 Fund Victory Target Retirement 2050 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 36,474 $ 5,928 $ 35,269 $ 19,595 $ 2,609 $ 20,533
Net realized gains (losses) 21,980 (941) 31,048 9,601 (1,725) 21,292
Net change in unrealized appreciation/
depreciation 122,446 83,183 (312,180) 94,488 55,905 (198,859)
Change in net assets resulting from
operations 180,900 88,170 (245,863) 123,684 56,789 (157,034)
Change in net assets resulting from
distributions to shareholders (57,240) — (132,290) (30,635) — (84,813)
Change in net assets resulting from capital
transactions (24,861) (17,348) 71,180 (6,817) (8,137) 64,708
Change in net assets 98,799 70,822 (306,973) 86,232 48,652 (177,139)
Net Assets:
Beginning of period 1,408,101 1,337,279 1,644,252 857,590 808,938 986,077
End of period $ 1,506,900 $ 1,408,101 $ 1,337,279 $ 943,822 $ 857,590 $ 808,938
Capital Transactions:
Proceeds from shares issued $ 103,275 $ 37,464 $ 102,220 $ 72,944 $ 25,809 $ 76,507
Distributions reinvested 57,139 — 132,158 30,577 — 84,765
Cost of shares redeemed (185,275) (54,812) (163,198) (110,338) (33,946) (96,564)
Change in net assets resulting from capital
transactions $ (24,861) $ (17,348) $ 71,180 $ (6,817) $ (8,137) $ 64,708
Share Transactions:
Issued 8,601 3,351 8,216 5,878 2,257 5,943
Reinvested 4,718 — 12,143 2,435 — 7,639
Redeemed (15,476) (4,904) (13,106) (8,900) (2,968) (7,538)
Change in Shares (2,157) (1,553) 7,253 (587) (711) 6,044
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

26
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Retirement 2060 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,665 $ 326 $ 2,755
Net realized gains (losses) 773 (385) 2,332
Net change in unrealized appreciation/depreciation 14,729 8,446 (27,539)
Change in net assets resulting from operations 18,167 8,387 (22,452)
Change in net assets resulting from distributions to shareholders (3,819) — (11,801)
Change in net assets resulting from capital transactions (1,203) 706 12,901
Change in net assets 13,145 9,093 (21,352)
Net Assets:
Beginning of period 125,791 116,698 138,050
End of period $ 138,936 $ 125,791 $ 116,698
Capital Transactions:
Proceeds from shares issued $ 14,338 $ 6,463 $ 16,023
Distributions reinvested 3,815 — 11,782
Cost of shares redeemed (19,356) (5,757) (14,904)
Change in net assets resulting from capital transactions $ (1,203) $ 706 $ 12,901
Share Transactions:
Issued 1,151 567 1,246
Reinvested 303 — 1,064
Redeemed (1,565) (503) (1,173)
Change in Shares (111) 64 1,137
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
27
See notes to financial statements.
Victory Target Retirement Income Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.18 $9.79 $11.68 $11.71 $11.22 $10.69
Investment Activities:
Net investment income (loss)(b) 0.36 0.08 0.29 0.38 0.38 0.31
Net realized and unrealized gains (losses) 0.36 0.37 (1.53) 0.37 0.58 0.93
Total from Investment Activities 0.72 0.45 (1.24) 0.75 0.96 1.24
Distributions to Shareholders from:
Net investment income (0.36) (0.06) (0.29) (0.38) (0.30) (0.31)
Net realized gains (0.08) — (0.36) (0.40) (0.17) (0.40)
Total Distributions (0.44) (0.06) (0.65) (0.78) (0.47) (0.71)
Net Asset Value, End of Period $10.46 $10.18 $9.79 $11.68 $11.71 $11.22
Total Return(c)(d) 7.15% 4.56% (10.64)% 6.48% 8.73% 11.72%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.04% 0.05% 0.04% 0.03% 0.06% 0.07%
Net Investment Income (Loss)(e) 3.51% 2.46% 2.75% 3.13% 3.40% 2.75%
Gross Expenses(e)(g) 0.04% 0.05% 0.04% 0.03% 0.06% 0.07%
Supplemental Data:
Net Assets at end of period (000's) $640,851 $666,388 $656,998 $807,636 $827,247 $337,633
Portfolio Turnover(c) 5% 2% 13% 16% 15%(h) 16%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund’s acquisition of USAA
®
Target Retirement 2020 Fund.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Target Retirement 2030 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.33 $10.71 $13.57 $13.03 $12.47 $11.87
Investment Activities:
Net investment income (loss)(b) 0.34 0.07 0.31 0.53 0.29 0.33
Net realized and unrealized gains (losses) 0.81 0.55 (2.15) 1.05 0.86 1.70
Total from Investment Activities 1.15 0.62 (1.84) 1.58 1.15 2.03
Distributions to Shareholders from:
Net investment income (0.33) — (0.29) (0.59) (0.25) (0.31)
Net realized gains (0.17) — (0.73) (0.45) (0.34) (1.12)
Total Distributions (0.50) — (1.02) (1.04) (0.59) (1.43)
Net Asset Value, End of Period $11.98 $11.33 $10.71 $13.57 $13.03 $12.47
Total Return(c)(d) 10.25% 5.79% (13.53)% 12.24% 9.25% 17.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.03% 0.03% 0.03% 0.02% 0.02% 0.03%
Net Investment Income (Loss)(e) 2.93% 1.78% 2.55% 3.79% 2.41% 2.53%
Gross Expenses(e)(g) 0.03% 0.04% 0.03% 0.02% 0.02% 0.03%
Supplemental Data:
Net Assets at end of period (000's) $1,194,074 $1,176,156 $1,134,657 $1,387,522 $1,330,701 $1,368,343
Portfolio Turnover(c) 8% 2% 13% 18% 19% 24%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

29
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2040 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.42 $10.71 $13.98 $13.02 $12.58 $11.87
Investment Activities:
Net investment income (loss)(b) 0.30 0.05 0.31 0.60 0.28 0.32
Net realized and unrealized gains (losses) 1.19 0.66 (2.43) 1.45 0.88 1.99
Total from Investment Activities 1.49 0.71 (2.12) 2.05 1.16 2.31
Distributions to Shareholders from:
Net investment income (0.30) — (0.29) (0.67) (0.22) (0.29)
Net realized gains (0.18) — (0.86) (0.42) (0.50) (1.31)
Total Distributions (0.48) — (1.15) (1.09) (0.72) (1.60)
Net Asset Value, End of Period $12.43 $11.42 $10.71 $13.98 $13.02 $12.58
Total Return(c)(d) 13.16% 6.63% (15.15)% 15.88% 9.22% 19.57%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.02% 0.02% 0.02% 0.02% 0.02% 0.02%
Net Investment Income (Loss)(e) 2.52% 1.30% 2.49% 4.18% 2.30% 2.41%
Gross Expenses(e)(g) 0.02% 0.03% 0.02% 0.02% 0.02% 0.02%
Supplemental Data:
Net Assets at end of period (000's) $1,506,900 $1,408,101 $1,337,279 $1,644,252 $1,531,320 $1,551,552
Portfolio Turnover(c) 10% 2% 14% 16% 20% 29%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Target Retirement 2050 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.70 $10.93 $14.51 $13.35 $12.84 $11.95
Investment Activities:
Net investment income (loss)(b) 0.27 0.04 0.30 0.65 0.28 0.31
Net realized and unrealized gains (losses) 1.43 0.73 (2.63) 1.69 1.07 2.09
Total from Investment Activities 1.70 0.77 (2.33) 2.34 1.35 2.40
Distributions to Shareholders from:
Net investment income (0.25) — (0.28) (0.69) (0.24) (0.28)
Net realized gains (0.17) — (0.97) (0.49) (0.60) (1.23)
Total Distributions (0.42) — (1.25) (1.18) (0.84) (1.51)
Net Asset Value, End of Period $12.98 $11.70 $10.93 $14.51 $13.35 $12.84
Total Return(c)(d) 14.72% 7.04% (16.00)% 17.71% 10.52% 20.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.03% 0.04% 0.03% 0.03% 0.03% 0.04%
Net Investment Income (Loss)(e) 2.19% 0.94% 2.41% 4.43% 2.26% 2.32%
Gross Expenses(e)(g) 0.03% 0.04% 0.03% 0.03% 0.03% 0.04%
Supplemental Data:
Net Assets at end of period (000's) $943,822 $857,590 $808,938 $986,077 $893,934 $893,030
Portfolio Turnover(c) 9% 3% 13% 17% 21% 30%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

31
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Target Retirement 2060 Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.70 $10.92 $14.46 $13.17 $12.53 $11.05
Investment Activities:
Net investment income (loss)(b) 0.25 0.03 0.29 0.64 0.26 0.28
Net realized and unrealized gains (losses) 1.47 0.75 (2.63) 1.67 1.01 1.94
Total from Investment Activities 1.72 0.78 (2.34) 2.31 1.27 2.22
Distributions to Shareholders from:
Net investment income (0.21) — (0.26) (0.69) (0.20) (0.27)
Net realized gains (0.15) — (0.94) (0.33) (0.43) (0.47)
Total Distributions (0.36) — (1.20) (1.02) (0.63) (0.74)
Net Asset Value, End of Period $13.06 $11.70 $10.92 $14.46 $13.17 $12.53
Total Return(c)(d) 14.87% 7.14% (16.12)% 17.69% 10.17% 20.09%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.10% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 2.04% 0.81% 2.27% 4.41% 2.17% 2.30%
Gross Expenses(e)(g) 0.15% 0.17% 0.14% 0.13% 0.16% 0.22%
Supplemental Data:
Net Assets at end of period (000's) $138,936 $125,791 $116,698 $138,050 $121,007 $116,493
Portfolio Turnover(c) 9% 2% 9% 18% 28% 29%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
32
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
Each Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) managed by the Funds’ Adviser, Victory Capital Management Inc. (“VCM” or the "Adviser"), an affiliate of the Funds. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Each Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name)
Victory Target Retirement Income Fund Target Income Fund
Victory Target Retirement 2030 Fund Target 2030 Fund
Victory Target Retirement 2040 Fund Target 2040 Fund
Victory Target Retirement 2050 Fund Target 2050 Fund
Victory Target Retirement 2060 Fund Target 2060 Fund

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
33
may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
Target Income Fund
Affiliated Exchange-Traded Funds .................................. $ 133,667 $ — $ — $ 133,667
Affiliated Mutual Funds ......................................... 505,909 — — 505,909
Total ....................................................... $ 639,576 $ — $ — $ 639,576
Target 2030 Fund
Affiliated Exchange-Traded Funds .................................. 308,294 — — 308,294
Affiliated Mutual Funds ......................................... 883,523 — — 883,523
Collateral for Securities Loaned ................................... 262 — — 262
Total ....................................................... $ 1,192,079 $ — $ — $ 1,192,079
Target 2040 Fund
Affiliated Exchange-Traded Funds .................................. 433,305 — — 433,305
Affiliated Mutual Funds ......................................... 1,071,050 — — 1,071,050
Collateral for Securities Loaned ................................... 161 — — 161
Total ....................................................... $ 1,504,516 $ — $ — $ 1,504,516
Target 2050 Fund
Affiliated Exchange-Traded Funds .................................. 280,243 — — 280,243
Affiliated Mutual Funds ......................................... 660,533 — — 660,533
Collateral for Securities Loaned ................................... 1,370 — — 1,370
Total ....................................................... $ 942,146 $ — $ — $ 942,146
Target 2060 Fund
Affiliated Exchange-Traded Funds .................................. 41,617 — — 41,617
Affiliated Mutual Funds ......................................... 96,342 — — 96,342
Total ....................................................... $ 137,959 $ — $ — $ 137,959

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
34
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of April 30, 2024.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of April 30.
For the year ended April 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target 2030 Fund ................................................. $ 253 $ — $ 262
Target 2040 Fund ................................................. 156 — 161
Target 2050 Fund ................................................. 1,284 — 1,370

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
35
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser does not receive any fees from the Funds for these services.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Funds for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended April 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Funds until at least August 31, 2024.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of April 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Excluding U.S. Government
Securities
Purchases Sales
Target Income Fund ........................................................................ $ 35,767 $ 79,695
Target 2030 Fund .......................................................................... 88,903 146,994
Target 2040 Fund .......................................................................... 146,021 180,603
Target 2050 Fund .......................................................................... 83,628 95,864
Target 2060 Fund .......................................................................... 11,350 13,734

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
36
Under the terms of the expense limitation agreement, the Adviser has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Funds directly correspond to the risks of the underlying affiliated funds in which the Funds invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Funds varies according to each Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
High-Yield/Junk Bond Risk — The Funds may invest in underlying affiliated funds that invest in fixed income securities that are rated below investment grade. Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
In Effect Until
August 31, 2024
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.07%
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.03%
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.02%
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.04%
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Target 2030 Fund ..................................................................................... $ 8
Target 2050 Fund ..................................................................................... 8
Target 2060 Fund ..................................................................................... 1
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Target 2030 Fund ......................................... $ — $ — $ 13 $ — $ 13
Target 2040 Fund ......................................... — 61 56 62 179
Target 2060 Fund ......................................... 25 53 29 61 168

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
37
Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United
States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Debt Securities Risk  — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities.
The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended April 30, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of April 30, 2024, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Declared Paid
Target Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
38
* Effective April 30, 2023, the Fund's fiscal year end changed from December 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of April 30, 2024, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended April 30, 2024, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Income Fund ........................................................ $ 22,766 $ 4,711 $ 27,477
Target 2030 Fund .......................................................... 33,139 16,539 49,678
Target 2040 Fund .......................................................... 35,675 21,565 57,240
Target 2050 Fund .......................................................... 18,066 12,569 30,635
Target 2060 Fund .......................................................... 2,223 1,596 3,819
Four Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Target Income Fund ...................................................................... $ 3,6 1 7 $ 3,6 1 7
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Target Income Fund ....................................................... $ 19,510 $ 2 2,843 $ 42,353
Target 2030 Fund ......................................................... 30,9 0 8 70,276 101,184
Target 2040 Fund ......................................................... 35,204 97,086 132,290
Target 2050 Fund ......................................................... 20,383 64,430 84,813
Target 2060 Fund ......................................................... 2,802 8,999 11,801
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Target Income Fund ................... $ 2,046 $ — $ 2,046 $ (780) $ 6,431 $ 7,697
Target 2030 Fund ..................... 8,475 9,861 18,336 — 64,547 82,883
Target 2040 Fund ..................... 7,245 16,533 23,778 — 145,736 169,514
Target 2050 Fund ..................... 4,798 8,254 13,052 — 110,886 123,938
Target 2060 Fund ..................... 834 364 1,198 — 14,462 15,660
Short-Term
Amount
Long-Term
Amount Total
Target Income Fund .................................................... $ — $ (780) $ (780)
Amount
Target Income Fund ................................................................................... $ (1,127)
Target 2030 Fund ..................................................................................... (1,374)
Target 2040 Fund ..................................................................................... (723)
Target 2050 Fund ..................................................................................... (1,503)
Target 2060 Fund ..................................................................................... (385)

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
39
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually
on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website.   Transactions in
affiliated securities during the year ended April 30, 2024, were as follows (amounts in thousands):
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Target Income Fund .................................. $ 633,145 $ 44,583 $ (38,152) $ 6,431
Target 2030 Fund .................................... 1,127,532 115,237 (50,690) 64,547
Target 2040 Fund .................................... 1,358,780 178,353 (32,617) 145,736
Target 2050 Fund .................................... 831,260 126,260 (15,374) 110,886
Target 2060 Fund .................................... 123,497 16,536 (2,074) 14,462
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Target Income Fund
Victory 500 Index Fund, Reward
Shares ................... $ 18,405 $ 395 $ (6,206) $ (291) $ 144 $ 3,475 $ 15,778 $ 250
Victory Core Plus Intermediate
Bond Fund, Institutional Shares . 45,274 6,081 (1) —* — (1,808) 49,546 2,080
Victory Global Managed Volatility
Fund, Institutional Shares ..... 40,308 690 (9,300) (211) — 4,368 35,855 690
Victory Government Securities
Fund, Institutional Shares ..... 147,521 4,918 (9,481) (1,292) — (4,953) 136,713 4,918
Victory Growth Fund, Institutional
Shares ................... 7,450 533 (509) 353 533 1,430 9,257 —
Victory High Income Fund,
Institutional Shares .......... 36,910 2,994 — — — 286 40,190 2,994
Victory Income Stock Fund,
Institutional Shares .......... 4,094 257 — — 134 453 4,804 123
Victory Integrity Mid-Cap Value
Fund, Class R6 ............. 6,981 210 (3,747) 475 161 237 4,156 49
Victory Market Neutral Income
Fund, Institutional Shares ..... 33,115 1,499 — —* — (3) 34,611 1,498
Victory Nasdaq-100 Index Fund,
Class R6 ................. 2,173 74 — — 21 629 2,876 53
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................... 2,711 63 — — — (128) 2,646 63
Victory RS International Fund, Class
R6 ...................... 20,908 571 (1,410) 132 — 1,823 22,024 571
Victory Short-Term Bond Fund,
Institutional Shares .......... 103,243 4,101 (18,912) (804) — 2,051 89,679 4,068
Victory Small Cap Stock Fund,
Institutional Shares .......... 8,426 26 (1,607) (183) — 1,158 7,820 26
Victory Sophus Emerging Markets
Fund, Class R6 ............. 4,423 95 (1,461) (569) — 918 3,406 95
Victory Target Managed Allocation
Fund .................... 34,042 489 (7,377) (502) — 4,798 31,450 489
Victory Trivalent International Fund-
Core Equity, Class R6 ........ 15,098 608 (2,192) 31 — 1,553 15,098 608
VictoryShares Corporate Bond ETF 39,799 — — — — (872) 38,927 1,536
VictoryShares Emerging Markets
Value Momentum ETF ....... 10,870 — — — — 1,079 11,949 495
VictoryShares Free Cash Flow ETF — 3,408 — — — 820 4,228 43
VictoryShares International Value
Momentum ETF ............ 16,576 — (2,813) (386) — 1,482 14,859 676

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
40
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
VictoryShares International
Volatility Wtd ETF .......... $ 6,311 $ — $ — $ — $ — $ 131 $ 6,442 $ 181
VictoryShares Nasdaq Next 50 ETF 3,714 — (4,248) 429 — 105 — 22
VictoryShares Short-Term Bond
ETF ..................... 21,847 — — — — 116 21,963 1,093
VictoryShares Small Cap Free Cash
Flow ETF ................. — 2,546 — — — 14 2,560 8
VictoryShares THB Mid Cap ETF . — 6,209 — — — (185) 6,024 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 5,603 — (3,396) 893 — (410) 2,690 77
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 5,492 — — — — 1,075 6,567 97
VictoryShares US Value Momentum
ETF ..................... 12,047 — (6,366) 1,404 — (426) 6,659 162
VictoryShares WestEnd U.S. Sector
ETF ..................... 9,736 — (669) 94 — 1,638 10,799 111
$ 663,077 $ 35,767 $ (79,695) $ (427) $ 993 $ 20,854 $ 639,576 $ 23,076
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Target 2030 Fund
Victory 500 Index Fund, Reward
Shares ................... $ 65,470 $ 1,361 $ (18,454) $ (1,249) $ 510 $ 12,565 $ 59,693 $ 851
Victory Core Plus Intermediate
Bond Fund, Institutional Shares . 61,125 4,733 (1) —* — (2,415) 63,442 2,734
Victory Global Managed Volatility
Fund, Institutional Shares ..... 117,296 2,031 (20,534) (194) — 12,514 111,113 2,031
Victory Government Securities
Fund, Institutional Shares ..... 186,297 6,486 — —* — (8,008) 184,775 6,487
Victory Growth Fund, Institutional
Shares ................... 24,138 1,282 (11,358) 6,395 1,283 (1,433) 19,024 —
Victory High Income Fund,
Institutional Shares .......... 45,960 3,706 (3,064) (46) — 440 46,996 3,708
Victory Income Stock Fund,
Institutional Shares .......... 14,735 927 — — 481 1,630 17,292 443
Victory Integrity Mid-Cap Value
Fund, Class R6 ............. 26,735 730 (14,463) 3,084 560 (528) 15,558 170
Victory Market Neutral Income
Fund, Institutional Shares ..... 22,754 6,594 — —* — (95) 29,253 1,094
Victory Nasdaq-100 Index Fund,
Class R6 ................. 17,807 604 — — 172 5,162 23,573 432
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................... 4,936 114 — — — (232) 4,818 114
Victory RS International Fund, Class
R6 ...................... 54,486 1,522 — — — 5,134 61,142 1,522
Victory Short-Term Bond Fund,
Institutional Shares .......... 63,777 2,777 (23) (2) — 894 67,423 2,754
Victory Small Cap Stock Fund,
Institutional Shares .......... 22,781 70 (3,198) (351) — 3,008 22,310 70
Victory Sophus Emerging Markets
Fund, Class R6 ............. 9,350 259 — — — 888 10,497 259
Victory Target Managed Allocation
Fund .................... 106,044 1,491 (18,627) (2,411) — 15,666 102,163 1,491
Victory Trivalent International Fund-
Core Equity, Class R6 ........ 39,732 1,565 (895) (1) — 4,050 44,451 1,565
VictoryShares Corporate Bond ETF 37,040 5,825 — — — (898) 41,967 1,516

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
41
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
VictoryShares Emerging Markets
Value Momentum ETF ....... $ 25,817 $ — $ — $ — $ — $ 2,564 $ 28,381 $ 1,176
VictoryShares Free Cash Flow ETF — 10,907 — — — 2,511 13,418 137
VictoryShares International Value
Momentum ETF ............ 46,133 — (8,644) (1,217) — 4,292 40,564 1,921
VictoryShares International
Volatility Wtd ETF .......... 18,100 — — — — 376 18,476 519
VictoryShares Nasdaq Next 50 ETF 17,344 — (19,396) 553 — 1,499 — 90
VictoryShares Short-Term Bond
ETF ..................... 41,109 3,460 — — — 241 44,810 2,125
VictoryShares Small Cap Free Cash
Flow ETF ................. — 8,939 — — — 202 9,141 30
VictoryShares THB Mid Cap ETF . — 23,520 — — — (677) 22,843 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 10,447 — (1,498) 424 — 548 9,921 188
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 19,583 — (4,703) 1,171 — 2,447 18,498 327
VictoryShares US Value Momentum
ETF ..................... 39,411 — (18,986) 4,007 — (503) 23,929 557
VictoryShares WestEnd U.S. Sector
ETF ..................... 33,629 — (3,150) 506 — 5,361 36,346 378
$ 1,172,036 $ 88,903 $ (146,994) $ 10,669 $ 3,006 $ 67,203 $ 1,191,817 $ 34,689
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Target 2040 Fund
Victory 500 Index Fund, Reward
Shares ................... $ 105,996 $ 2,316 $ (26,007) $ (1,495) $ 866 $ 20,565 $ 101,375 $ 1,450
Victory Core Plus Intermediate
Bond Fund, Institutional Shares . 37,574 4,716 (1) —* — (1,490) 40,799 1,716
Victory Global Managed Volatility
Fund, Institutional Shares ..... 187,333 3,311 (21,987) (2,702) — 22,529 188,484 3,311
Victory Government Securities
Fund, Institutional Shares ..... 98,687 3,436 — —* — (4,243) 97,880 3,436
Victory Growth Fund, Institutional
Shares ................... 39,812 2,354 (17,381) 9,974 2,354 (1,765) 32,994 —
Victory High Income Fund,
Institutional Shares .......... 48,425 9,067 (3,890) (282) — 673 53,993 4,067
Victory Income Stock Fund,
Institutional Shares .......... 23,964 1,505 — — 784 2,653 28,122 721
Victory Integrity Mid-Cap Value
Fund, Class R6 ............. 42,781 1,263 (20,584) 4,424 980 60 27,944 283
Victory Market Neutral Income
Fund, Institutional Shares ..... 16,062 5,797 — —* — (109) 21,750 796
Victory Nasdaq-100 Index Fund,
Class R6 ................. 30,167 2,055 — — 300 8,923 41,145 755
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................... 5,489 127 — — — (258) 5,358 127
Victory RS International Fund, Class
R6 ...................... 89,536 3,475 (2,002) 77 — 8,342 99,428 2,475
Victory Short-Term Bond Fund,
Institutional Shares .......... 24,945 1,086 (9) (1) — 350 26,371 1,077
Victory Small Cap Stock Fund,
Institutional Shares .......... 32,643 1,103 (1,524) (762) — 4,634 36,094 103
Victory Sophus Emerging Markets
Fund, Class R6 ............. 13,290 1,394 — — — 1,295 15,979 394

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
42
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Victory Target Managed Allocation
Fund .................... $ 162,155 $ 2,460 $ (5,489) $ (458) $ — $ 21,871 $ 180,539 $ 2,460
Victory Trivalent International Fund-
Core Equity, Class R6 ........ 65,532 2,562 (2,005) (154) — 6,860 72,795 2,562
VictoryShares Corporate Bond ETF 18,296 12,423 — — — (603) 30,116 895
VictoryShares Emerging Markets
Value Momentum ETF ....... 42,819 2,005 — — — 4,426 49,250 2,000
VictoryShares Free Cash Flow ETF — 18,402 — — — 4,179 22,581 231
VictoryShares International Value
Momentum ETF ............ 69,736 — (6,978) (1,126) — 6,104 67,736 2,950
VictoryShares International
Volatility Wtd ETF .......... 26,678 — — — — 554 27,232 766
VictoryShares Nasdaq Next 50 ETF 28,996 — (32,599) 1,510 — 2,093 — 156
VictoryShares Short-Term Bond
ETF ..................... 24,289 7,945 — — — 190 32,424 1,355
VictoryShares Small Cap Free Cash
Flow ETF ................. — 13,886 — — — 378 14,264 47
VictoryShares THB Mid Cap ETF . — 39,833 — — — (1,157) 38,676 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 16,948 — (2,473) 704 — 879 16,058 306
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 28,711 3,500 (7,504) 920 — 4,684 30,311 522
VictoryShares US Value Momentum
ETF ..................... 62,734 — (27,043) 5,676 — 425 41,792 948
VictoryShares WestEnd U.S. Sector
ETF ..................... 56,197 — (3,127) 391 — 9,404 62,865 631
$ 1,399,795 $ 146,021 $ (180,603) $ 16,696 $ 5,284 $ 122,446 $ 1,504,355 $ 36,540
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Target 2050 Fund
Victory 500 Index Fund, Reward
Shares ................... $ 74,128 $ 1,716 $ (15,513) $ (671) $ 659 $ 14,743 $ 74,403 $ 1,057
Victory Core Plus Intermediate
Bond Fund, Institutional Shares . 21,176 4,168 (1) —* — (908) 24,435 968
Victory Global Managed Volatility
Fund, Institutional Shares ..... 127,767 2,337 (11,098) (1,230) — 15,126 132,902 2,337
Victory Government Securities
Fund, Institutional Shares ..... 24,664 8,498 — —* — (1,141) 32,021 998
Victory Growth Fund, Institutional
Shares ................... 25,858 1,849 (4,727) 1,947 1,849 4,224 29,151 —
Victory High Income Fund,
Institutional Shares .......... 9,872 785 (2,437) (10) — 114 8,324 785
Victory Income Stock Fund,
Institutional Shares .......... 16,701 1,049 — — 547 1,848 19,598 503
Victory Integrity Mid-Cap Value
Fund, Class R6 ............. 29,000 874 (14,081) 3,000 679 112 18,905 195
Victory Market Neutral Income
Fund, Institutional Shares ..... 6,607 298 — —* — —* 6,905 299
Victory Nasdaq-100 Index Fund,
Class R6 ................. 22,163 752 — — 214 6,425 29,340 538
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................... 3,084 71 — — — (145) 3,010 71
Victory RS International Fund, Class
R6 ...................... 60,031 1,677 — — — 5,657 67,365 1,677
Victory Short-Term Bond Fund,
Institutional Shares .......... 831 36 — —* — 12 879 36

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
43
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Victory Small Cap Stock Fund,
Institutional Shares .......... $ 23,611 $ 2,078 $ (2,933) $ (1,146) $ — $ 3,850 $ 25,460 $ 78
Victory Sophus Emerging Markets
Fund, Class R6 ............. 11,089 307 — — — 1,054 12,450 307
Victory Target Managed Allocation
Fund .................... 110,297 1,673 (998) (79) — 14,639 125,532 1,673
Victory Trivalent International Fund-
Core Equity, Class R6 ........ 43,553 1,755 — — — 4,545 49,853 1,755
VictoryShares Corporate Bond ETF 10,766 — — — — (236) 10,530 416
VictoryShares Emerging Markets
Value Momentum ETF ....... 31,632 — — — — 3,142 34,774 1,441
VictoryShares Free Cash Flow ETF — 13,328 — — — 3,011 16,339 167
VictoryShares International Value
Momentum ETF ............ 47,544 — (1,998) (350) — 3,946 49,142 2,064
VictoryShares International
Volatility Wtd ETF .......... 18,055 — — — — 375 18,430 518
VictoryShares Nasdaq Next 50 ETF 19,762 — (22,082) 469 — 1,851 — 110
VictoryShares Small Cap Free Cash
Flow ETF ................. — 9,738 — — — 300 10,038 33
VictoryShares THB Mid Cap ETF . — 29,137 — — — (844) 28,293 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 12,265 — (969) 274 — 850 12,420 224
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 19,671 1,502 (3,681) 327 — 3,494 21,313 351
VictoryShares US Value Momentum
ETF ..................... 42,510 — (15,346) 3,122 — 1,209 31,495 673
VictoryShares WestEnd U.S. Sector
ETF ..................... 40,234 — — — — 7,235 47,469 464
$ 852,871 $ 83,628 $ (95,864) $ 5,653 $ 3,948 $ 94,488 $ 940,776 $ 19,738
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Target 2060 Fund
Victory 500 Index Fund, Reward
Shares ................... $ 10,845 $ 245 $ (1,553) $ (192) $ 91 $ 2,197 $ 11,542 $ 153
Victory Core Plus Intermediate
Bond Fund, Institutional Shares . 3,204 141 — —* — (125) 3,220 141
Victory Global Managed Volatility
Fund, Institutional Shares ..... 19,090 353 (1,254) (151) — 2,260 20,298 353
Victory Government Securities
Fund, Institutional Shares ..... 4,563 159 — — — (196) 4,526 159
Victory Growth Fund, Institutional
Shares ................... 4,011 270 (936) 139 271 773 4,257 —
Victory Income Stock Fund,
Institutional Shares .......... 2,809 176 — — 92 311 3,296 85
Victory Integrity Mid-Cap Value
Fund, Class R6 ............. 4,224 127 (2,078) 397 97 59 2,729 30
Victory Nasdaq-100 Index Fund,
Class R6 ................. 3,525 120 — — 34 1,022 4,667 86
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................... 383 9 — — — (18) 374 9
Victory RS International Fund, Class
R6 ...................... 9,030 745 (749) (8) — 831 9,849 245
Victory Short-Term Bond Fund,
Institutional Shares .......... 1 — — —* — —* 1 –*
Victory Small Cap Stock Fund,
Institutional Shares .......... 3,902 263 (938) (399) — 897 3,725 13

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
44
* Rounds to less than $1 thousand.
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Victory Sophus Emerging Markets
Fund, Class R6 ............. $ 1,613 $ 45 $ — $ — $ — $ 153 $ 1,811 $ 45
Victory Target Managed Allocation
Fund .................... 16,372 248 — — — 2,160 18,780 248
Victory Trivalent International Fund-
Core Equity, Class R6 ........ 6,349 256 — — — 662 7,267 256
VictoryShares Corporate Bond ETF 1,408 — — — — (31) 1,377 54
VictoryShares Emerging Markets
Value Momentum ETF ....... 4,593 — — — — 456 5,049 209
VictoryShares Free Cash Flow ETF — 2,001 — — — 466 2,467 25
VictoryShares International Value
Momentum ETF ............ 7,043 — (503) (134) — 625 7,031 303
VictoryShares International
Volatility Wtd ETF .......... 3,090 — — — — 64 3,154 89
VictoryShares Nasdaq Next 50 ETF 2,790 — (3,156) 94 — 272 — 16
VictoryShares Small Cap Free Cash
Flow ETF ................. — 1,410 — — — 49 1,459 5
VictoryShares THB Mid Cap ETF . — 4,399 — — — (134) 4,265 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 1,726 — — — — 155 1,881 32
VictoryShares US Small Mid Cap
Value Momentum ETF ....... 2,684 383 (500) 17 — 518 3,102 50
VictoryShares US Value Momentum
ETF ..................... 6,111 — (2,067) 425 — 213 4,682 97
VictoryShares WestEnd U.S. Sector
ETF ..................... 6,060 — — — — 1,090 7,150 70
$ 125,426 $ 11,350 $ (13,734) $ 188 $ 585 $ 14,729 $ 137,959 $ 2,773

45
Report of Independent Registered Public Accounting Firm
To the Shareholders of Victory Target Retirement Income Fund, Victory Target Retirement 2030 Fund, Victory Target Retirement 2040 Fund,
Victory Target Retirement 2050 Fund and Victory Target Retirement 2060 Fund and the Board of Trustees of Victory Portfolios III
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Victory Target Retirement Income Fund, Victory Target Retirement
2030 Fund, Victory Target Retirement 2040 Fund, Victory Target Retirement 2050 Fund and Victory Target Retirement 2060 Fund (collectively referred to as the “Funds”) (five of the funds constituting Victory Portfolios III (the “Trust”)), including the schedules of portfolio investments, as of April 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, the financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (five of the funds constituting Victory Portfolios III) at April 30, 2024, the results of their operations for the year then ended, the changes in their net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, and their financial highlights for the year then ended and the period from January 1, 2023 through April
30, 2023 and each of the four years in the period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
46
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
47
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
48
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
49
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-235-8396. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Target Income Fund ...................... $ 1,000.00 $ 1,096.40 $ 1,024.66 $ 0.21 $ 0.20 0.04%
Target 2030 Fund ........................ 1,000.00 1,129.40 1,024.71 0.16 0.15 0.03%
Target 2040 Fund ........................ 1,000.00 1,156.90 1,024.76 0.11 0.10 0.02%
Target 2050 Fund ........................ 1,000.00 1,173.30 1,024.71 0.16 0.15 0.03%
Target 2060 Fund ........................ 1,000.00 1,175.90 1,024.37 0.54 0.50 0.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
50
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended April 30, 2024, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on April 30, 2024, were as follow:
Percent
Target Income Fund ................................................................................. 5%
Target 2030 Fund ................................................................................... 9%
Target 2040 Fund ................................................................................... 13%
Target 2050 Fund ................................................................................... 18%
Target 2060 Fund ................................................................................... 19%
Amount
Target Income Fund ................................................................................. $ 4,711
Target 2030 Fund ................................................................................... 16,539
Target 2040 Fund ................................................................................... 21,565
Target 2050 Fund ................................................................................... 12,569
Target 2060 Fund ................................................................................... 1,596
Foreign Source Income Foreign Tax Expense
Target Income Fund ......................................................... $ 0.03 $ —(a)
Target 2030 Fund ........................................................... 0.05 0.01
Target 2040 Fund ........................................................... 0.07 0.01
Target 2050 Fund ........................................................... 0.08 0.01
Target 2060 Fund ........................................................... 0.08 0.01
(a) Rounds to less than $0.005.

Victory Portfolios III
51
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement
Victory Target Retirement Funds (the “Funds”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to each of the Target Retirement Income Fund, Target
Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund and Target Retirement 2060 Fund (each, a “Fund” and together, the “Funds”). Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Funds’ investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Funds, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to each Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to each Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds’ performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Funds. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for each Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement with respect to each Fund. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Funds by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the
Funds and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Funds’ compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Adviser’s role in coordinating the activities of the Funds’ other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
52
(Unaudited)
reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Funds, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the
Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated each Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. Each Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). The Board noted that the Adviser does not receive a management fee from the Funds. The data indicated that each Fund’s total expenses, which included underlying fund expenses, and after fee waivers and reimbursements, if applicable, were below the median of its respective expense group and its respective expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for each
Fund. The Board took into account the various other services provided to the Funds by the Adviser and its affiliates as described above, and noted the high quality of services received by the Funds.
In considering the Funds’ performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’
performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds’ average annual total returns relative to their Lipper indexes and other mutual funds deemed to be in their peer groups by the independent third party in its report (the “performance universe”). Each Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023; the performance of the Target Retirement 2030 Fund was above the average of its performance universe and its Lipper index for the one- and three-year periods ended June 30, 2023, and was below the average of its performance universe and its Lipper index for the five- and ten-year periods ended June 30, 2023; the performance of each of the Target
Retirement 2040 Fund and Target Retirement 2050 Fund was below the average of its respective performance universe and its respective Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023; and the performance of the Target Retirement 2060 Fund was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30, 2023. The Board took into account management’s discussion of the Funds’ performance, as well as the reasons for certain Funds’ underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of each Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in each Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration that the Adviser does not receive a management fee from the Funds.
The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the revenues from the Funds. This information included a review of the methodology used in the allocation of certain costs to the Funds. In considering the profitability data with respect to the Funds, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to certain Fund(s). The Trustees reviewed the profitability of the
Adviser’s relationship with the Funds before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of each Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also took into account the Adviser’s receipt of management fees from the underlying funds in which the Funds invest. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Adviser does not receive any management fees under the Advisory Agreement. The Board took into account management’s discussion of the Funds’ current management fee structure. The Board also considered the expense reimbursement arrangement by the Adviser. The Board also considered the effect of each Fund’s change in size, if any, on its performance and fees, noting that each Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
53
(Unaudited)
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Funds. These potential benefits included, among other things, the opportunity to offer additional products and services to the Funds’ shareholders.
Conclusions – The Board reached the following conclusions regarding the Advisory Agreement with the Adviser with respect to each Fund: (i)
the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement;
(ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of each Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the Fund’s performance; (iv) each Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with each Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of each Fund and its shareholders.

Victory Portfolios III
54
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Victory Portfolios III Funds (the "Trust") have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each
Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of
Credit (discussed in the Notes to Financial Statements). The Trust’s Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
55
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
56
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
57
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88214-0624

April 30, 2024
Annual Report
Victory 500 Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 32
Supplemental Information (Unaudited)
Trustee and Officer Information
33
Proxy Voting and Portfolio Holdings Information
36
Expense Examples
36
Additional Federal Income Tax Information
37
Advisory Contract Approval
38
Liquidity Risk Management Program
41
Privacy Policy
42

Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

Victory 500 Index Fund
Manager’s Commentary
(Unaudited)
What were the market conditions over the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory 500 Index Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Member Shares and Reward Shares. For the reporting period ended April 30, 2024, the Fund closely tracked its benchmark, the Victory US Large Cap 500 Index (the “Index”), with the Member Shares and Reward Shares returning 23.12% and 23.23%, respectively, versus the Index, which returned 23.46%. The Index emphasizes large U.S. company stocks and is not available for direct investment.

Victory 500 Index Fund
Manager’s Commentary (continued)
(Unaudited)
Please describe sector performance during the reporting period.
During the reporting period, the Fund had an absolute positive return. Nine out of eleven sectors were positive, led by the communications services, information technology and industrials sectors. The utilities and real estate sectors were the largest detractors. The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.
Thank you for allowing us to assist you with your investment needs.

Victory 500 Index Fund
Investment Overview
(Unaudited)
*Effective December 1, 2023, VettaFi, LLC was approved to administer, calculate, and publish the Victory US Large Cap 500 Index, the index that the Fund seeks to track. The returns reflect that of the Wilshire Associates Incorporated, the prior administer and publisher of the Victory US Large Cap 500 Index through December 1, 2023, and VettaFi, LLC from December 1, 2023, onward.
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory 500 Index Fund — Growth of $10,000
1
The unmanaged Victory US Large Cap 500 Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US
Equity 3000 Index
SM
("Parent Index").  The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
Average Annual Total Return
Year Ended April 30, 2024
Member
Shares
Reward
Shares
INCEPTION DATE 5/1/96 5/1/02
Net Asset
Value
Net Asset
Value
Victory US Large
Cap 500 Index*
1
S&P 500
®
Index
2
One Year 23.12% 23.23% 23.46% 22.66%
Five Year 13.21% 13.32% 13.56% 13.19%
Ten Year 12.28% 12.38% 12.67% 12.41%

Victory 500 Index Fund
Investment Overview (continued)
(Unaudited)
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.

Victory Portfolios III
Victory 500 Index Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500
Index (the “Index”). The Index emphasizes stocks of large U.S. companies.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
6.6%
Apple, Inc.
6.1%
NVIDIA Corp.
4.8%
Amazon.com, Inc.
3.7%
Alphabet, Inc., Class A
2.2%
Meta Platforms, Inc., Class A
2.2%
Alphabet, Inc., Class C
2.0%
Eli Lilly & Co.
1.5%
Broadcom, Inc.
1.4%
JPMorgan Chase & Co.
1.3%
Information Technology
29.6%
Financials
13.4%
Health Care
12.1%
Consumer Discretionary
10.0%
Communication Services
9.2%
Industrials
8.8%
Consumer Staples
6.1%
Energy
4.1%
Materials
2.2%
Utilities
2.2%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory 500 Index Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Communication Services (9.2%):
Alphabet, Inc. , Class A (a) ................................................. 1,542,519 $ 251,091
Alphabet, Inc. , Class C (a) ................................................. 1,385,631 228,130
AT&T, Inc. ........................................................... 1,877,156 31,705
Charter Communications, Inc. , Class A (a) ..................................... 25,950 6,642
Comcast Corp. , Class A .................................................. 1,033,190 39,375
Electronic Arts, Inc. ..................................................... 63,507 8,054
Fox Corp. , Class A ...................................................... 62,367 1,934
Fox Corp. , Class B ...................................................... 34,667 994
Liberty Broadband Corp. , Class A (a) ......................................... 4,353 218
Liberty Broadband Corp. , Class C (a) ......................................... 29,680 1,476
Liberty Media Corp.-Liberty Formula One , Class A (a) ............................ 5,842 364
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 53,103 3,716
Live Nation Entertainment, Inc. (a) ........................................... 37,775 3,359
Meta Platforms, Inc. , Class A .............................................. 576,220 247,873
Netflix, Inc. (a) ......................................................... 112,605 62,005
Omnicom Group, Inc. .................................................... 51,456 4,777
Pinterest, Inc. , Class A (a) ................................................. 153,908 5,148
ROBLOX Corp. , Class A (a) ............................................... 127,818 4,545
Snap, Inc. , Class A (a) .................................................... 273,676 4,119
Take-Two Interactive Software, Inc. (a) ........................................ 41,186 5,882
The Interpublic Group of Cos., Inc. .......................................... 99,154 3,018
The Trade Desk, Inc. , Class A (a) ............................................ 115,777 9,592
The Walt Disney Co. .................................................... 481,595 53,505
T-Mobile US, Inc. ...................................................... 124,810 20,490
Verizon Communications, Inc. .............................................. 1,104,179 43,604
Warner Bros Discovery, Inc. (a) ............................................. 580,091 4,269
1,045,885
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 66,996 17,189
Cisco Systems, Inc. ..................................................... 1,197,228 56,246
Motorola Solutions, Inc. .................................................. 43,462 14,740
88,175
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 109,161 17,310
Amazon.com, Inc. (a) .................................................... 2,425,989 424,548
Aptiv PLC (a) .......................................................... 72,803 5,169
AutoZone, Inc. (a) ....................................................... 4,528 13,387
Best Buy Co., Inc. ...................................................... 50,636 3,729
Booking Holdings, Inc. ................................................... 8,900 30,723
Carnival Corp. (a) ....................................................... 257,135 3,811
Chipotle Mexican Grill, Inc. (a) ............................................. 7,153 22,601
D.R. Horton, Inc. ....................................................... 76,755 10,937
Darden Restaurants, Inc. .................................................. 31,251 4,794
Deckers Outdoor Corp. (a) ................................................. 6,679 5,466
Domino's Pizza, Inc. ..................................................... 9,088 4,810
DoorDash, Inc. , Class A (a) ................................................ 75,678 9,782
DraftKings, Inc. (a) ...................................................... 119,089 4,949
eBay, Inc. ............................................................ 135,712 6,995
Expedia Group, Inc. (a) ................................................... 34,142 4,596
Ford Motor Co. ........................................................ 1,023,649 12,437
Garmin Ltd. ........................................................... 40,290 5,821
General Motors Co. ..................................................... 358,814 15,978
Genuine Parts Co. ...................................................... 36,536 5,744
Hilton Worldwide Holdings, Inc. ............................................ 69,546 13,720
Las Vegas Sands Corp. ................................................... 107,876 4,785
Lennar Corp. , Class A .................................................... 62,966 9,547
Lennar Corp. , Class B ................................................... 2,550 358
LKQ Corp. ........................................................... 69,490 2,997
Lowe's Cos., Inc. ....................................................... 150,960 34,417

Victory Portfolios III
Victory 500 Index Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Lululemon Athletica, Inc. (a) ............................................... 28,916 $ 10,427
Marriott International, Inc. , Class A .......................................... 63,751 15,053
McDonald's Corp. ...................................................... 189,605 51,770
MGM Resorts International (a) .............................................. 66,328 2,616
NIKE, Inc. , Class B ..................................................... 309,027 28,511
NVR, Inc. (a) .......................................................... 800 5,951
O'Reilly Automotive, Inc. (a) ............................................... 15,368 15,572
Pool Corp. ............................................................ 9,782 3,546
PulteGroup, Inc. ........................................................ 55,319 6,164
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 182,538 1,625
Ross Stores, Inc. ....................................................... 86,706 11,233
Royal Caribbean Cruises Ltd. (a) ............................................ 61,905 8,644
Starbucks Corp. ........................................................ 289,692 25,635
Tesla, Inc. (a) .......................................................... 727,859 133,402
The Home Depot, Inc. ................................................... 260,822 87,172
The TJX Cos., Inc. ...................................................... 299,013 28,134
Tractor Supply Co. ...................................................... 28,271 7,720
Ulta Beauty, Inc. (a) ..................................................... 12,726 5,152
Yum! Brands, Inc. ...................................................... 73,788 10,422
1,138,160
Consumer Staples (6.1%):
Albertsons Cos., Inc. , Class A .............................................. 87,517 1,785
Altria Group, Inc. ....................................................... 462,714 20,272
Archer-Daniels-Midland Co. ............................................... 139,058 8,157
Brown-Forman Corp. , Class A (b) ........................................... 12,715 624
Brown-Forman Corp. , Class B ............................................. 79,169 3,788
Campbell Soup Co. ..................................................... 51,694 2,363
Church & Dwight Co., Inc. ................................................ 63,918 6,896
Colgate-Palmolive Co. ................................................... 215,987 19,854
Conagra Brands, Inc. .................................................... 124,977 3,847
Constellation Brands, Inc. , Class A .......................................... 44,329 11,236
Costco Wholesale Corp. .................................................. 116,023 83,873
Dollar General Corp. .................................................... 57,484 8,001
Dollar Tree, Inc. (a) ...................................................... 57,086 6,750
General Mills, Inc. ...................................................... 148,718 10,479
Hormel Foods Corp. ..................................................... 76,027 2,704
Kellanova ............................................................ 74,905 4,334
Kenvue, Inc. .......................................................... 406,798 7,656
Keurig Dr. Pepper, Inc. ................................................... 258,285 8,704
Kimberly-Clark Corp. .................................................... 88,258 12,050
Lamb Weston Holdings, Inc. ............................................... 37,154 3,096
McCormick & Co., Inc. .................................................. 69,372 5,276
Mondelez International, Inc. , Class A ......................................... 353,113 25,403
Monster Beverage Corp. (a) ................................................ 197,125 10,536
PepsiCo, Inc. .......................................................... 359,899 63,310
Philip Morris International, Inc. ............................................. 407,068 38,647
Sysco Corp. ........................................................... 130,515 9,700
Target Corp. .......................................................... 120,982 19,476
The Clorox Co. ........................................................ 32,538 4,811
The Coca-Cola Co. ...................................................... 1,125,739 69,537
The Estee Lauder Cos., Inc. ............................................... 60,934 8,940
The Hershey Co. ....................................................... 39,091 7,581
The J.M. Smucker Co. ................................................... 27,200 3,124
The Kraft Heinz Co. ..................................................... 317,270 12,250
The Kroger Co. ........................................................ 187,588 10,389
The Procter & Gamble Co. ................................................ 617,846 100,832
Tyson Foods, Inc. , Class A ................................................ 73,296 4,445
Walgreens Boots Alliance, Inc. ............................................. 186,929 3,314
Walmart, Inc. .......................................................... 1,129,189 67,017
691,057

Victory Portfolios III
Victory 500 Index Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 156,619 $ 18,915
CDW Corp. ........................................................... 35,159 8,504
Corning, Inc. .......................................................... 202,506 6,760
Jabil, Inc. ............................................................ 32,347 3,796
Keysight Technologies, Inc. (a) ............................................. 45,487 6,729
TE Connectivity Ltd. .................................................... 80,982 11,457
Teledyne Technologies, Inc. (a) ............................................. 12,300 4,692
Trimble, Inc. (a) ........................................................ 64,212 3,857
Zebra Technologies Corp. (a) ............................................... 13,395 4,214
68,924
Energy (4.1%):
Baker Hughes Co. ...................................................... 262,576 8,565
Cheniere Energy, Inc. .................................................... 60,751 9,588
Chevron Corp. ......................................................... 487,815 78,670
ConocoPhillips ........................................................ 308,797 38,791
Coterra Energy, Inc. ..................................................... 193,879 5,304
Devon Energy Corp. ..................................................... 165,628 8,477
Diamondback Energy, Inc. ................................................ 46,664 9,386
EOG Resources, Inc. .................................................... 151,786 20,055
EQT Corp. ............................................................ 108,432 4,347
Exxon Mobil Corp. ..................................................... 1,040,777 123,093
Halliburton Co. ........................................................ 232,555 8,714
Hess Corp. ............................................................ 72,941 11,487
Kinder Morgan, Inc. ..................................................... 508,291 9,292
Marathon Oil Corp. ..................................................... 151,011 4,055
Marathon Petroleum Corp. ................................................ 94,733 17,215
Occidental Petroleum Corp. ............................................... 230,289 15,231
ONEOK, Inc. .......................................................... 152,808 12,090
Phillips 66 ............................................................ 112,166 16,063
Pioneer Natural Resources Co. ............................................. 60,936 16,411
Schlumberger NV ...................................................... 375,644 17,836
Targa Resources Corp. ................................................... 57,464 6,554
Texas Pacific Land Corp. ................................................. 6,036 3,479
The Williams Cos., Inc. .................................................. 318,315 12,211
Valero Energy Corp. ..................................................... 86,911 13,894
470,808
Financials (13.4%):
Aflac, Inc. ............................................................ 136,671 11,433
American Express Co. ................................................... 189,926 44,448
American International Group, Inc. .......................................... 178,466 13,440
Ameriprise Financial, Inc. ................................................. 26,279 10,821
Aon PLC , Class A ...................................................... 51,437 14,506
Apollo Global Management, Inc. ............................................ 104,513 11,327
Arch Capital Group Ltd. (a) ................................................ 95,248 8,909
Ares Management Corp. , Class A ........................................... 41,456 5,517
Arthur J. Gallagher & Co. ................................................. 56,338 13,222
Bank of America Corp. ................................................... 2,064,851 76,420
Berkshire Hathaway, Inc. , Class A (a) ......................................... 90 53,955
Berkshire Hathaway, Inc. , Class B (a) ......................................... 342,438 135,855
BlackRock, Inc. ........................................................ 38,490 29,046
Blackstone, Inc. ........................................................ 185,894 21,677
Block, Inc. (a) .......................................................... 142,330 10,390
Brown & Brown, Inc. .................................................... 62,245 5,075
Capital One Financial Corp. ............................................... 98,548 14,135
Cboe Global Markets, Inc. ................................................ 27,610 5,002
Chubb Ltd. ........................................................... 105,956 26,345
Cincinnati Financial Corp. ................................................ 40,330 4,666
Citigroup, Inc. ......................................................... 500,675 30,706
Citizens Financial Group, Inc. .............................................. 119,641 4,081
CME Group, Inc. ....................................................... 94,256 19,760

Victory Portfolios III
Victory 500 Index Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Coinbase Global, Inc. , Class A (a) ........................................... 44,495 $ 9,074
Discover Financial Services ............................................... 65,336 8,280
Everest Group Ltd. ...................................................... 8,694 3,186
FactSet Research Systems, Inc. ............................................. 9,984 4,162
Fidelity National Information Services, Inc. .................................... 151,030 10,258
Fifth Third Bancorp ..................................................... 177,796 6,482
First Citizens Bancshares, Inc. , Class A ....................................... 2,743 4,627
Fiserv, Inc. (a) .......................................................... 153,961 23,505
Franklin Resources, Inc. .................................................. 75,003 1,713
Global Payments, Inc. .................................................... 67,042 8,231
Huntington Bancshares, Inc. ............................................... 375,983 5,064
Intercontinental Exchange, Inc. ............................................. 149,226 19,214
Jack Henry & Associates, Inc. .............................................. 19,020 3,094
JPMorgan Chase & Co. .................................................. 749,549 143,719
KKR & Co., Inc. ....................................................... 175,565 16,340
Loews Corp. .......................................................... 48,247 3,626
LPL Financial Holdings, Inc. ............................................... 19,398 5,221
M&T Bank Corp. ....................................................... 43,532 6,286
Markel Group, Inc. (a) .................................................... 3,374 4,921
Marsh & McLennan Cos., Inc. ............................................. 128,993 25,725
Mastercard, Inc. , Class A ................................................. 217,206 98,003
MetLife, Inc. .......................................................... 158,697 11,280
Moody's Corp. ......................................................... 47,862 17,725
Morgan Stanley ........................................................ 329,310 29,915
MSCI, Inc. ........................................................... 20,110 9,367
Nasdaq, Inc. .......................................................... 92,489 5,535
Northern Trust Corp. .................................................... 52,619 4,335
PayPal Holdings, Inc. (a) .................................................. 279,086 18,956
Principal Financial Group, Inc. ............................................. 61,560 4,872
Prudential Financial, Inc. ................................................. 94,110 10,397
Raymond James Financial, Inc. ............................................. 49,536 6,043
Regions Financial Corp. .................................................. 240,780 4,640
S&P Global, Inc. ....................................................... 82,422 34,274
State Street Corp. ....................................................... 78,740 5,708
Synchrony Financial ..................................................... 106,061 4,665
T. Rowe Price Group, Inc. ................................................. 57,445 6,294
The Allstate Corp. ...................................................... 68,704 11,684
The Bank of New York Mellon Corp. ......................................... 197,637 11,165
The Charles Schwab Corp. ................................................ 438,391 32,419
The Goldman Sachs Group, Inc. ............................................ 85,076 36,303
The Hartford Financial Services Group, Inc. .................................... 77,741 7,532
The PNC Financial Services Group, Inc. ...................................... 104,086 15,952
The Progressive Corp. ................................................... 153,429 31,952
The Travelers Cos., Inc. .................................................. 59,940 12,717
Truist Financial Corp. .................................................... 349,479 13,123
U.S. Bancorp .......................................................... 408,260 16,588
Visa, Inc. , Class A ...................................................... 414,315 111,289
W.R. Berkley Corp. ..................................................... 52,610 4,049
Wells Fargo & Co. ...................................................... 938,637 55,680
Willis Towers Watson PLC ................................................ 26,819 6,735
1,522,661
Health Care (12.1%):
Abbott Laboratories ..................................................... 452,526 47,954
AbbVie, Inc. .......................................................... 463,563 75,394
Agilent Technologies, Inc. ................................................. 76,701 10,511
Align Technology, Inc. (a) ................................................. 18,458 5,212
Alnylam Pharmaceuticals, Inc. (a) ........................................... 32,924 4,739
Amgen, Inc. ........................................................... 140,475 38,482
Avantor, Inc. (a) ........................................................ 173,631 4,207
Baxter International, Inc. ................................................. 132,640 5,355
Becton Dickinson & Co. .................................................. 75,795 17,782
Biogen, Inc. (a) ......................................................... 37,884 8,138

Victory Portfolios III
Victory 500 Index Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
BioMarin Pharmaceutical, Inc. (a) ........................................... 48,518 $ 3,918
Boston Scientific Corp. (a) ................................................. 383,741 27,579
Bristol-Myers Squibb Co. ................................................. 530,913 23,328
Cardinal Health, Inc. .................................................... 63,501 6,543
Cencora, Inc. .......................................................... 45,326 10,835
Centene Corp. (a) ....................................................... 139,076 10,161
CVS Health Corp. ...................................................... 330,018 22,346
Danaher Corp. ......................................................... 177,190 43,699
Dexcom, Inc. (a) ........................................................ 99,155 12,631
Edwards Lifesciences Corp. (a) ............................................. 155,484 13,165
Elevance Health, Inc. .................................................... 60,834 32,156
Eli Lilly & Co. ......................................................... 223,134 174,290
Exact Sciences Corp. (a) .................................................. 47,202 2,801
GE HealthCare Technologies, Inc. ........................................... 107,051 8,162
Gilead Sciences, Inc. .................................................... 326,992 21,320
HCA Healthcare, Inc. .................................................... 50,305 15,585
Hologic, Inc. (a) ........................................................ 60,726 4,601
Humana, Inc. .......................................................... 31,584 9,541
IDEXX Laboratories, Inc. (a) ............................................... 21,618 10,652
Illumina, Inc. (a) ........................................................ 41,562 5,114
Incyte Corp. (a) ......................................................... 58,286 3,034
Insulet Corp. (a) ........................................................ 18,228 3,134
Intuitive Surgical, Inc. (a) ................................................. 91,921 34,068
IQVIA Holdings, Inc. (a) .................................................. 47,276 10,957
Johnson & Johnson ..................................................... 631,830 91,356
Laboratory Corp. of America Holdings ........................................ 22,028 4,436
McKesson Corp. ....................................................... 34,504 18,536
Medtronic PLC ........................................................ 348,612 27,973
Merck & Co., Inc. ...................................................... 664,376 85,851
Mettler-Toledo International, Inc. (a) ......................................... 5,555 6,831
Moderna, Inc. (a) ....................................................... 88,132 9,722
Molina Healthcare, Inc. (a) ................................................ 15,183 5,194
Pfizer, Inc. ............................................................ 1,482,964 37,994
Quest Diagnostics, Inc. ................................................... 28,825 3,983
Regeneron Pharmaceuticals, Inc. (a) .......................................... 27,610 24,591
ResMed, Inc. .......................................................... 38,337 8,204
Revvity, Inc. .......................................................... 32,330 3,313
Royalty Pharma PLC , Class A .............................................. 99,453 2,755
STERIS PLC .......................................................... 25,885 5,295
Stryker Corp. .......................................................... 93,731 31,540
The Cigna Group ....................................................... 75,420 26,928
The Cooper Cos., Inc. (a) .................................................. 52,151 4,645
Thermo Fisher Scientific, Inc. .............................................. 100,011 56,878
UnitedHealth Group, Inc. ................................................. 241,779 116,949
Veeva Systems, Inc. , Class A (a) ............................................. 38,519 7,648
Vertex Pharmaceuticals, Inc. (a) ............................................. 67,661 26,578
Viatris, Inc. ........................................................... 312,428 3,615
Waters Corp. (a) ........................................................ 15,514 4,794
West Pharmaceutical Services, Inc. .......................................... 19,153 6,847
Zimmer Biomet Holdings, Inc. ............................................. 53,815 6,473
Zoetis, Inc. ........................................................... 120,190 19,139
1,375,462
Industrials (8.8%):
3M Co. .............................................................. 145,054 13,999
AMETEK, Inc. ........................................................ 60,410 10,551
Automatic Data Processing, Inc. ............................................ 107,371 25,972
Axon Enterprise, Inc. (a) .................................................. 18,540 5,815
Booz Allen Hamilton Holding Corp. ......................................... 33,511 4,949
Broadridge Financial Solutions, Inc. ......................................... 30,720 5,942
Builders FirstSource, Inc. (a) ............................................... 31,296 5,722
Carlisle Cos., Inc. ....................................................... 12,430 4,826
Carrier Global Corp. ..................................................... 220,283 13,545

Victory Portfolios III
Victory 500 Index Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Caterpillar, Inc. ........................................................ 130,952 $ 43,813
Cintas Corp. .......................................................... 22,630 14,898
Copart, Inc. (a) ......................................................... 229,329 12,455
CSX Corp. ............................................................ 513,471 17,058
Cummins, Inc. ......................................................... 36,649 10,353
Deere & Co. .......................................................... 67,864 26,563
Delta Air Lines, Inc. ..................................................... 168,324 8,428
Dover Corp. ........................................................... 36,553 6,554
Eaton Corp. PLC ....................................................... 104,565 33,279
Emerson Electric Co. .................................................... 149,354 16,097
Equifax, Inc. .......................................................... 32,390 7,132
Expeditors International of Washington, Inc. .................................... 37,539 4,178
Fastenal Co. ........................................................... 150,066 10,195
FedEx Corp. .......................................................... 60,206 15,761
Fortive Corp. .......................................................... 91,974 6,923
General Dynamics Corp. .................................................. 71,549 20,541
General Electric Co. ..................................................... 284,930 46,107
Graco, Inc. ........................................................... 43,742 3,508
HEICO Corp. .......................................................... 11,081 2,298
HEICO Corp. , Class A ................................................... 19,898 3,300
Honeywell International, Inc. .............................................. 171,184 32,992
Howmet Aerospace, Inc. .................................................. 107,379 7,168
Hubbell, Inc. .......................................................... 14,041 5,202
IDEX Corp. ........................................................... 19,835 4,373
Illinois Tool Works, Inc. .................................................. 78,233 19,097
Ingersoll Rand, Inc. ..................................................... 105,770 9,870
J.B. Hunt Transport Services, Inc. ........................................... 21,459 3,489
Jacobs Solutions, Inc. .................................................... 32,613 4,681
Johnson Controls International PLC .......................................... 177,552 11,553
L3Harris Technologies, Inc. ............................................... 49,670 10,632
Leidos Holdings, Inc. .................................................... 35,237 4,941
Lennox International, Inc. ................................................. 8,389 3,888
Lockheed Martin Corp. ................................................... 63,437 29,494
Nordson Corp. ......................................................... 13,476 3,479
Norfolk Southern Corp. .................................................. 59,281 13,654
Northrop Grumman Corp. ................................................. 39,305 19,064
Old Dominion Freight Line, Inc. ............................................ 49,240 8,947
Otis Worldwide Corp. .................................................... 106,298 9,694
PACCAR, Inc. ......................................................... 135,167 14,343
Parker-Hannifin Corp. ................................................... 33,547 18,280
Paychex, Inc. .......................................................... 84,306 10,016
Paycom Software, Inc. ................................................... 13,182 2,478
Quanta Services, Inc. .................................................... 37,846 9,785
Republic Services, Inc. ................................................... 82,551 15,825
Rockwell Automation, Inc. ................................................ 30,043 8,140
Rollins, Inc. ........................................................... 74,520 3,321
RTX Corp. ............................................................ 348,225 35,352
Snap-on, Inc. .......................................................... 13,574 3,637
Southwest Airlines Co. ................................................... 155,988 4,046
SS&C Technologies Holdings, Inc. .......................................... 56,360 3,488
Stanley Black & Decker, Inc. .............................................. 39,658 3,625
Textron, Inc. .......................................................... 50,367 4,261
The Boeing Co. (a) ...................................................... 160,077 26,867
Trane Technologies PLC .................................................. 59,443 18,864
TransDigm Group, Inc. ................................................... 14,232 17,762
TransUnion ........................................................... 50,667 3,699
Uber Technologies, Inc. (a) ................................................ 524,173 34,737
Union Pacific Corp. ..................................................... 159,610 37,853
United Airlines Holdings, Inc. (a) ............................................ 85,739 4,412
United Parcel Service, Inc. , Class B .......................................... 190,918 28,157
United Rentals, Inc. ..................................................... 17,549 11,723
Veralto Corp. .......................................................... 62,096 5,817
Verisk Analytics, Inc. .................................................... 37,393 8,150

Victory Portfolios III
Victory 500 Index Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Vertiv Holdings Co. , Class A ............................................... 93,874 $ 8,730
W.W. Grainger, Inc. ..................................................... 11,700 10,780
Waste Management, Inc. .................................................. 105,264 21,897
Watsco, Inc. ........................................................... 8,837 3,957
Westinghouse Air Brake Technologies Corp. .................................... 46,023 7,413
Xylem, Inc. ........................................................... 63,309 8,275
998,670
IT Services (1.3%):
Accenture PLC , Class A .................................................. 164,293 49,437
Akamai Technologies, Inc. (a) .............................................. 39,064 3,943
Cloudflare, Inc. , Class A (a) ................................................ 76,788 6,711
Cognizant Technology Solutions Corp. , Class A ................................. 130,538 8,574
EPAM Systems, Inc. (a) ................................................... 14,820 3,487
Gartner, Inc. (a) ........................................................ 19,882 8,203
International Business Machines Corp. ........................................ 240,623 39,991
MongoDB, Inc. (a) ...................................................... 18,262 6,669
Okta, Inc. (a) .......................................................... 41,328 3,843
Snowflake, Inc. , Class A (a) ................................................ 79,615 12,356
VeriSign, Inc. (a) ........................................................ 26,255 4,450
147,664
Materials (2.2%):
Air Products and Chemicals, Inc. ............................................ 57,481 13,585
Albemarle Corp. (b) ..................................................... 30,746 3,699
Amcor PLC ........................................................... 378,481 3,384
Avery Dennison Corp. ................................................... 20,823 4,524
Ball Corp. ............................................................ 82,406 5,733
Celanese Corp. ......................................................... 28,480 4,375
CF Industries Holdings, Inc. ............................................... 49,152 3,882
Corteva, Inc. .......................................................... 184,082 9,964
Dow, Inc. ............................................................ 184,119 10,476
DuPont de Nemours, Inc. ................................................. 109,413 7,932
Ecolab, Inc. ........................................................... 66,697 15,084
Freeport-McMoRan, Inc. ................................................. 370,591 18,507
International Flavors & Fragrances, Inc. ....................................... 60,336 5,107
International Paper Co. ................................................... 89,739 3,135
Linde PLC ............................................................ 124,343 54,830
LyondellBasell Industries NV , Class A ........................................ 67,836 6,782
Martin Marietta Materials, Inc. ............................................. 16,120 9,464
Newmont Corp. ........................................................ 302,390 12,289
Nucor Corp. ........................................................... 62,785 10,581
Packaging Corp. of America ............................................... 23,042 3,986
PPG Industries, Inc. ..................................................... 61,529 7,937
Reliance, Inc. .......................................................... 14,976 4,264
Steel Dynamics, Inc. ..................................................... 38,871 5,058
The Mosaic Co. ........................................................ 83,998 2,637
The Sherwin-Williams Co. ................................................ 61,487 18,422
Vulcan Materials Co. .................................................... 34,668 8,932
Westlake Corp. ........................................................ 8,618 1,270
255,839
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. ......................................... 45,357 5,256
American Tower Corp. ................................................... 121,751 20,888
AvalonBay Communities, Inc. .............................................. 37,155 7,043
CBRE Group, Inc. , Class A (a) .............................................. 79,638 6,920
CoStar Group, Inc. (a) .................................................... 105,969 9,699
Crown Castle, Inc. ...................................................... 113,601 10,654
Digital Realty Trust, Inc. .................................................. 81,946 11,372
Equinix, Inc. .......................................................... 24,778 17,620
Equity Residential ...................................................... 97,864 6,302
Essex Property Trust, Inc. ................................................. 16,743 4,123
Extra Space Storage, Inc. ................................................. 55,010 7,387

Victory Portfolios III
Victory 500 Index Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Gaming and Leisure Properties, Inc. ......................................... 67,026 $ 2,864
Invitation Homes, Inc. ................................................... 160,090 5,475
Iron Mountain, Inc. ..................................................... 76,140 5,902
Mid-America Apartment Communities, Inc. .................................... 30,446 3,958
Prologis, Inc. .......................................................... 241,777 24,673
Public Storage ......................................................... 41,457 10,756
Realty Income Corp. .................................................... 225,980 12,099
SBA Communications Corp. ............................................... 28,110 5,232
Simon Property Group, Inc. ............................................... 84,907 11,932
Sun Communities, Inc. ................................................... 32,223 3,587
UDR, Inc. ............................................................ 86,079 3,278
Ventas, Inc. ........................................................... 105,196 4,658
VICI Properties, Inc. .................................................... 273,091 7,797
Welltower, Inc. ......................................................... 149,395 14,234
Weyerhaeuser Co. ...................................................... 190,939 5,761
WP Carey, Inc. ......................................................... 56,725 3,111
232,581
Semiconductors & Semiconductor Equipment (9.8%):
Advanced Micro Devices, Inc. (a) ............................................ 419,947 66,511
Analog Devices, Inc. .................................................... 129,820 26,043
Applied Materials, Inc. ................................................... 217,527 43,212
Broadcom, Inc. ........................................................ 119,273 155,087
Enphase Energy, Inc. (a) .................................................. 34,247 3,725
Entegris, Inc. .......................................................... 39,271 5,220
First Solar, Inc. (a) ...................................................... 26,294 4,635
Intel Corp. ............................................................ 1,110,237 33,829
KLA Corp. ........................................................... 35,484 24,459
Lam Research Corp. ..................................................... 34,257 30,640
Marvell Technology, Inc. ................................................. 224,483 14,796
Microchip Technology, Inc. ................................................ 138,972 12,782
Micron Technology, Inc. .................................................. 288,086 32,542
Monolithic Power Systems, Inc. ............................................ 12,189 8,158
NVIDIA Corp. ......................................................... 630,735 544,968
ON Semiconductor Corp. (a) ............................................... 111,469 7,821
QUALCOMM, Inc. ..................................................... 292,580 48,524
Skyworks Solutions, Inc. ................................................. 41,944 4,471
Teradyne, Inc. ......................................................... 40,043 4,658
Texas Instruments, Inc. ................................................... 238,510 42,078
1,114,159
Software (10.6%):
Adobe, Inc. (a) ......................................................... 117,950 54,591
ANSYS, Inc. (a) ........................................................ 22,792 7,405
Atlassian Corp. , Class A (a) ................................................ 38,563 6,644
Autodesk, Inc. (a) ....................................................... 56,030 11,926
Bentley Systems, Inc. , Class B ............................................. 55,024 2,890
Cadence Design Systems, Inc. (a) ............................................ 70,859 19,531
Corpay, Inc. (a) ......................................................... 17,712 5,352
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 58,392 17,082
Datadog, Inc. , Class A (a) ................................................. 72,099 9,048
Dynatrace, Inc. (a) ...................................................... 72,183 3,271
Fair Isaac Corp. (a) ...................................................... 6,348 7,194
Fortinet, Inc. (a) ........................................................ 165,315 10,445
Gen Digital, Inc. ....................................................... 152,067 3,063
HubSpot, Inc. (a) ....................................................... 12,745 7,709
Intuit, Inc. ............................................................ 71,470 44,713
Microsoft Corp. ........................................................ 1,922,871 748,631
Oracle Corp. .......................................................... 419,464 47,714
Palantir Technologies, Inc. , Class A (a) ........................................ 486,661 10,692
Palo Alto Networks, Inc. (a) ................................................ 83,769 24,368
PTC, Inc. (a) ........................................................... 31,024 5,505
Roper Technologies, Inc. .................................................. 27,999 14,320

Victory Portfolios III
Victory 500 Index Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Salesforce, Inc. ........................................................ 246,844 $ 66,386
ServiceNow, Inc. (a) ..................................................... 53,575 37,145
Synopsys, Inc. (a) ....................................................... 39,908 21,175
Tyler Technologies, Inc. (a) ................................................ 11,026 5,089
Unity Software, Inc. (a) ................................................... 66,523 1,615
Workday, Inc. , Class A (a) ................................................. 54,134 13,248
Zoom Video Communications, Inc. , Class A (a) .................................. 61,151 3,736
Zscaler, Inc. (a) ......................................................... 23,297 4,029
1,214,517
Technology Hardware, Storage & Peripherals (6.5%):
Apple, Inc. ........................................................... 4,053,378 690,412
Dell Technologies, Inc. , Class C ............................................ 62,126 7,743
Hewlett Packard Enterprise Co. ............................................. 340,145 5,783
HP, Inc. .............................................................. 256,469 7,204
NetApp, Inc. .......................................................... 54,034 5,523
Seagate Technology Holdings PLC .......................................... 54,734 4,702
Super Micro Computer, Inc. (a) ............................................. 12,501 10,736
Western Digital Corp. (a) .................................................. 84,262 5,968
738,071
Utilities (2.2%):
Alliant Energy Corp. .................................................... 67,118 3,342
Ameren Corp. ......................................................... 69,581 5,140
American Electric Power Co., Inc. ........................................... 138,125 11,883
American Water Works Co., Inc. ............................................ 51,038 6,243
Atmos Energy Corp. ..................................................... 39,493 4,656
CenterPoint Energy, Inc. .................................................. 165,442 4,821
CMS Energy Corp. ...................................................... 76,902 4,661
Consolidated Edison, Inc. ................................................. 90,620 8,555
Constellation Energy Corp. ................................................ 83,087 15,449
Dominion Energy, Inc. ................................................... 219,690 11,200
DTE Energy Co. ....................................................... 54,051 5,963
Duke Energy Corp. ...................................................... 202,181 19,866
Edison International ..................................................... 100,912 7,171
Entergy Corp. ......................................................... 55,724 5,944
Evergy, Inc. ........................................................... 59,393 3,115
Eversource Energy ...................................................... 91,318 5,536
Exelon Corp. .......................................................... 262,152 9,852
FirstEnergy Corp. ....................................................... 150,732 5,779
NextEra Energy, Inc. .................................................... 536,605 35,936
PG&E Corp. .......................................................... 527,630 9,028
PPL Corp. ............................................................ 193,284 5,308
Public Service Enterprise Group, Inc. ......................................... 130,805 9,036
Sempra .............................................................. 165,990 11,890
The AES Corp. ........................................................ 185,750 3,325
The Southern Co. ....................................................... 286,001 21,021
WEC Energy Group, Inc. ................................................. 82,769 6,840
Xcel Energy, Inc. ....................................................... 145,607 7,823
249,383
Total Common Stocks (Cost $3,208,144)
a
a
a
11,352,016
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 938,277 938
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (d) ............ 938,277 938
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (d) ............... 938,277 938

Victory Portfolios III
Victory 500 Index Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 938,277 $ 939
Total Collateral for Securities Loaned (Cost $3,753)
a
a
a
3,753
Total Investments (Cost $3,211,897) — 99.7% 11,355,769
Other assets in excess of liabilities — 0.3% 32,765
NET ASSETS - 100.00% $ 11,388,534
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on April 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 128 6/21/24 $ 33,220,121 $ 32,428,800 $ (791,321)
Total unrealized appreciation $ —
Total unrealized depreciation (791,321)
Total net unrealized appreciation (depreciation) $ (791,321)

Statement of Assets and Liabilities
April 30, 2024
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory 500 Index
Fund
Assets:
Investments, at value (Cost $3,211,897) $ 11,355,769 (a)
Cash 21,544
Deposit with broker for futures contracts 11,136
Receivables:
Interest and dividends 6,759
Capital shares issued 2,581
From Adviser 439
Variation margin on open futures contracts 4
Prepaid expenses 107
Total Assets 11,398,339
Liabilities:
Payables:
Collateral received on loaned securities 3,753
Capital shares redeemed 3,439
Variation margin on open futures contracts 519
Accrued expenses and other payables:
Investment advisory fees 950
Administration fees 570
Custodian fees 74
Transfer agent fees 347
Compliance fees 9
Other accrued expenses 144
Total Liabilities 9,805
Commitments and contingencies (Note 5 )
Net Assets:
Capital 3,091,497
Total accumulated earnings (loss) 8,297,037
Net Assets $ 11,388,534
Net Assets:
Member Shares $ 4,161,093
Reward Shares 7,227,441
Total $ 11,388,534
Shares (unlimited number of shares authorized with no par value):
Member Shares 64,942
Reward Shares 112,710
Total 177,652
Net asset value, offering and redemption price per share:(b)
Member Shares $ 64 .07
Reward Shares 64 .12
(a) Includes $3,501 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory 500 Index
Fund
Investment Income:
Dividends $ 158,025
Interest 1,459
Securities lending (net of fees) 274
Total Income 159,758
Expenses:
Investment advisory fees 10,616
Administration fees — Member Shares 2,422
Administration fees — Reward Shares 3,948
Sub-Administration fees 26
Custodian fees 427
Transfer agent fees — Member Shares 2,463
Transfer agent fees — Reward Shares 1,152
Trustees' fees 58
Compliance fees 97
Legal and audit fees 76
State registration and filing fees 135
Other expenses 527
Recoupment of prior expenses waived/reimbursed by Adviser 6
Total Expenses 21,953
Expenses waived/reimbursed by Adviser (2,572)
Net Expenses 19,381
Net Investment Income (Loss) 140,377
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 280,900
Net realized gains (losses) from futures contracts 6,652
Net change in unrealized appreciation/depreciation on investment securities 1,773,286
Net change in unrealized appreciation/depreciation on futures contracts (2,457)
Net realized/unrealized gains (losses) on investments 2,058,381
Change in net assets resulting from operations $ 2,198,758

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 140,377 $ 43,692 $ 129,470
Net realized gains (losses) 287,552 (17,450) 39,667
Net change in unrealized appreciation/depreciation 1,770,829 795,346 (2,312,719)
Change in net assets resulting from operations 2,198,758 821,588 (2,143,582)
Distributions to Shareholders:
Member Shares (88,838) (10,566) (95,207)
Reward Shares (149,907) (18,544) (155,895)
Change in net assets resulting from distributions to shareholders (238,745) (29,110) (251,102)
Change in net assets resulting from capital transactions (307,281) 39,191 250,500
Change in net assets 1,652,732 831,669 (2,144,184)
Net Assets:
Beginning of period 9,735,802 8,904,133 11,048,317
End of period $ 11,388,534 $ 9,735,802 $ 8,904,133
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory 500 Index Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Member Shares
Proceeds from shares issued $ 395,615 $ 123,060 $ 381,036
Distributions reinvested 88,203 10,491 94,556
Cost of shares redeemed (783,108) (152,714) (520,566)
Total Member Shares $ (299,290) $ (19,163) $ (44,974)
Reward Shares
Proceeds from shares issued $ 508,257 $ 216,963 $ 606,186
Distributions reinvested 142,714 17,694 149,076
Cost of shares redeemed (658,962) (176,303) (459,788)
Total Reward Shares $ (7,991) $ 58,354 $ 295,474
Change in net assets resulting from capital transactions $ (307,281) $ 39,191 $ 250,500
Share Transactions:
Member Shares
Issued 6,614 2,394 7,031
Reinvested 1,474 205 1,848
Redeemed (12,850) (2,980) (9,664)
Total Member Shares (4,762) (381) (785)
Reward Shares
Issued 8,189 4,260 11,230
Reinvested 2,384 346 2,912
Redeemed (11,156) (3,429) (8,628)
Total Reward Shares (583) 1,177 5,514
Change in Shares (5,345) 796 4,729
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory 500 Index Fund
Member Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $53.18 $48.85 $62.23 $51.33 $43.93 $35.22
Investment Activities:
Net investment income (loss)(b) 0.75 0.23 0.69 0.63 0.65 0.71
Net realized and unrealized gains (losses) 11.44 4.25 (12.70) 13.37 8.48 10.19
Total from Investment Activities 12.19 4.48 (12.01) 14.00 9.13 10.90
Distributions to Shareholders from:
Net investment income (0.78) (0.15) (0.70) (0.63) (0.66) (0.72)
Net realized gains (0.52) — (0.67) (2.47) (1.07) (1.47)
Total Distributions (1.30) (0.15) (1.37) (3.10) (1.73) (2.19)
Net Asset Value, End of Period $64.07 $53.18 $48.85 $62.23 $51.33 $43.93
Total Return(c)(d) 23.12% 9.19% (19.38)% 27.50% 21.22% 31.19%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.24% 0.25% 0.24% 0.24% 0.25% 0.25%
Net Investment Income (Loss)(e) 1.27% 1.35% 1.30% 1.09% 1.47% 1.73%
Gross Expenses(e)(g) 0.24% 0.25% 0.24% 0.24% 0.25% 0.26%
Supplemental Data:
Net Assets at end of period (000's) $4,161,093 $3,706,618 $3,423,615 $4,410,258 $3,997,663 $3,603,465
Portfolio Turnover(c)(h) 5% 4% 7% 8% 5% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory 500 Index Fund
Reward Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $53.22 $48.88 $62.27 $51.36 $43.95 $35.24
Investment Activities:
Net investment income (loss)(b) 0.80 0.24 0.74 0.68 0.70 0.75
Net realized and unrealized gains (losses) 11.45 4.26 (12.71) 13.38 8.49 10.19
Total from Investment Activities 12.25 4.50 (11.97) 14.06 9.19 10.94
Distributions to Shareholders from:
Net investment income (0.83) (0.16) (0.75) (0.68) (0.71) (0.76)
Net realized gains (0.52) — (0.67) (2.47) (1.07) (1.47)
Total Distributions (1.35) (0.16) (1.42) (3.15) (1.78) (2.23)
Net Asset Value, End of Period $64.12 $53.22 $48.88 $62.27 $51.36 $43.95
Total Return(c)(d) 23.23% 9.23% (19.31)% 27.62% 21.35% 31.29%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 1.36% 1.44% 1.40% 1.17% 1.58% 1.83%
Gross Expenses(e)(g) 0.19% 0.20% 0.19% 0.18% 0.18% 0.18%
Supplemental Data:
Net Assets at end of period (000's) $7,227,441 $6,029,184 $5,480,518 $6,638,059 $5,010,367 $4,546,094
Portfolio Turnover(c)(h) 5% 4% 7% 8% 5% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
24
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory 500 Index Fund 500 Index Fund Member Shares and Reward Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
25
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended April 30, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Level 1 Level 2 Level 3 Total
500 Index Fund
Common Stocks ............................................... $ 11,352,016 $ — $ — $ 11,352,016
Collateral for Securities Loaned ................................... 3,753 — — 3,753
Total ....................................................... $ 11,355,769 $ — $ — $ 11,355,769
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (791) — — (791)
Total ....................................................... $ (791) $ — $ — $ (791)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
26
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
April 30, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (791,000)
500 Index Fund ..................................................................................... $ 791
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 6,652,000 (2,457,000)
500 Index Fund ................................................................... $ 6,652 $ (2,457)

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
27
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
500 Index Fund .................................................. $ 3,501 $ — $ 3,753
Excluding U.S. Government
Securities
Purchases Sales
500 Index Fund ........................................................................... $ 522,516 $ 923,051
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
28
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the
Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.06% and 0.06%, which is based on the Fund's average daily net assets of Member Shares and Reward Shares, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Member Shares and Reward Shares based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2024, the expense limits (excluding voluntary waivers) were:

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
29
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk  — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
In effect until August 31, 2024
Member
Shares Reward Shares
500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 0.15%
Amount
500 Index Fund ...................................................................................... $ 6
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
500 Index Fund .......................................... $ 1,295 $ 2,034 $ 931 $ 2,572 $ 6,832

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
30
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
500 Index Fund ............................................................................ $ (6,581) $ 6,581
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
500 Index Fund ........................................................... $ 146,748 $ 91,997 $ 238,745

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
31
* Effective April 30, 2023, the Fund's fiscal year end changed from December 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, REIT adjustments, non-REIT return of capital adjustments, and derivatives.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Four Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
500 Index Fund ......................................................................... $ 29,110 $ 29,110
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
500 Index Fund ........................................................... $ 133,177 $ 117,925 $ 251,102
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
500 Index Fund ................................... $ 8,12 1 $ 167,621 $ 175,74 2 $ 8,121,29 5 $ 8,297,037
Amount
500 Index Fund ...................................................................................... $ (18,016)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
500 Index Fund ..................................... $ 3,234,47 4 $ 8,201,666 $ (80,371) $ 8,121,29 5

32
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory 500 Index Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 1, 2023 through April 30,
2023 and the year ended December 31, 2022, the financial highlights for the year then ended and the period from January 1, 2023 through April
30, 2023 and each of the four years in the period ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, and its financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended December 31,
2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
33
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
34
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
35
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including account maintenance fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Actual expenses in the table below do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add
$5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
500 Index Fund
Member Shares ......................... $ 1,000.00 $ 1,210.40 $ 1,023.72 $ 1.26 $ 1.16 0.23%
Reward Shares .......................... 1,000.00 1,210.90 1,024.12 0.82 0.75 0.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $98,578 thousand.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory 500 Index Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
39
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services as well as any fee waivers and reimbursements – was below the median of its expense group and above the median of its expense universe for Member Shares and below the medians of its expense group and expense universe for Reward Shares. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe for Member Shares and Reward Shares. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
The Board also noted the high level of correlation between the Fund and its benchmark index and the relatively low tracking error between the
Fund and its benchmark index, and noted that it reviews such information on a periodic basis.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund’s Member Shares was above the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2023, and was below the average of its performance universe and its Lipper index for the three-year period ended June 30, 2023; and that the performance of the Fund’s Reward Shares was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, was above its Lipper index for the one-, five- and ten-year periods ended June 30,
2023, and was below its Lipper index for the three-year period ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
40
(Unaudited)
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund’s investment objective of seeking to track its designated index; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v)
the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
41
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
42
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
43
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
44
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
29237-0624

April 30, 2024
Annual Report
Victory Aggressive Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Supplemental Information (Unaudited)
Trustee and Officer Information
23
Proxy Voting and Portfolio Holdings Information
26
Expense Examples
26
Additional Federal Income Tax Information
27
Advisory Contract Approval
28
Liquidity Risk Management Program
31
Privacy Policy
32

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Aggressive Growth Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023— have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Aggressive Growth Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 36.18% and 36.24%, respectively. This compares to returns of 31.80% for the
Russell 1000
®
Growth Index (the “Index”) and 32.45% for the Lipper Large-Cap Growth Funds Index.

4
Victory Aggressive Growth Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund outperformed the Index as stock selection and sector allocation contributed to performance versus the Index. Stock selection in information technology was a positive contributor while stock selection in consumer discretionary was a negative contributor. An underweight to consumer staples helped performance while an underweight to information technology hurt performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Aggressive Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Aggressive Growth Fund — Growth of $10,000
1
The unmanaged Russell 1000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index
companies with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of funds within the Lipper Large-Cap Growth Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 10/19/81 8/1/08
Net Asset
Value
Net Asset
Value
Russell 1000
®
Growth Index
1
Lipper Large-Cap
Growth Funds
Index
2
One Year 36.18% 36.24% 31.80% 32.45%
Five Year 12.07% 12.10% 16.46% 14.23%
Ten Year 12.77% 12.84% 15.48% 13.96%

6
Victory Portfolios III
Victory Aggressive Growth Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
NVIDIA Corp.
10.0%
Microsoft Corp.
7.5%
Alphabet, Inc., Class C
5.6%
Amazon.com, Inc.
5.6%
Meta Platforms, Inc., Class A
5.3%
Apple, Inc.
4.5%
Visa, Inc., Class A
4.0%
Broadcom, Inc.
3.3%
Eli Lilly & Co.
3.2%
ServiceNow, Inc.
2.5%
Information Technology
42.5%
Communication Services
14.9%
Consumer Discretionary
12.2%
Health Care
11.1%
Industrials
7.2%
Financials
6.2%
Consumer Staples
3.2%
Real Estate
1.2%
Energy
0.3%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Aggressive Growth Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Communication Services (14.9%):
Alphabet, Inc. , Class C (a) ................................................. 705,783 $ 116,200
Meta Platforms, Inc. , Class A .............................................. 253,744 109,153
Netflix, Inc. (a) ......................................................... 76,981 42,389
The Trade Desk, Inc. , Class A (a) ............................................ 459,428 38,064
305,806
Communications Equipment (3.7%):
Arista Networks, Inc. (a) .................................................. 192,821 49,470
Motorola Solutions, Inc. .................................................. 78,589 26,654
76,124
Consumer Discretionary (12.2%):
Airbnb, Inc. , Class A (a) .................................................. 95,772 15,187
Amazon.com, Inc. (a) .................................................... 657,472 115,058
Chipotle Mexican Grill, Inc. (a) ............................................. 4,514 14,262
DraftKings, Inc. (a) ...................................................... 287,012 11,928
Lululemon Athletica, Inc. (a) ............................................... 56,295 20,300
On Holding AG , Class A (a) (b) ............................................. 768,993 24,416
O'Reilly Automotive, Inc. (a) ............................................... 29,952 30,349
Ross Stores, Inc. ....................................................... 30,422 3,941
Tesla, Inc. (a) .......................................................... 89,939 16,484
251,925
Consumer Staples (3.2%):
Celsius Holdings, Inc. (a) .................................................. 102,475 7,303
Costco Wholesale Corp. .................................................. 21,499 15,542
Freshpet, Inc. (a) ........................................................ 78,146 8,289
PepsiCo, Inc. .......................................................... 57,113 10,047
Target Corp. .......................................................... 149,294 24,033
65,214
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 27,501 5,531
Financials (6.2%):
MSCI, Inc. ........................................................... 50,091 23,332
The Progressive Corp. ................................................... 57,908 12,059
Tradeweb Markets, Inc. , Class A ............................................ 106,526 10,835
Visa, Inc. , Class A ...................................................... 306,065 82,212
128,438
Health Care (11.1%):
Dexcom, Inc. (a) ........................................................ 374,577 47,717
Eli Lilly & Co. ......................................................... 84,394 65,920
Intuitive Surgical, Inc. (a) ................................................. 87,579 32,459
UnitedHealth Group, Inc. ................................................. 24,810 12,001
Veeva Systems, Inc. , Class A (a) ............................................. 111,178 22,075
Vertex Pharmaceuticals, Inc. (a) ............................................. 47,973 18,844
West Pharmaceutical Services, Inc. .......................................... 29,374 10,501
Zoetis, Inc. ........................................................... 112,484 17,912
227,429
Industrials (7.2%):
Builders FirstSource, Inc. (a) ............................................... 28,574 5,224
Clean Harbors, Inc. (a) ................................................... 25,046 4,745
HEICO Corp. , Class A ................................................... 67,425 11,182
Lincoln Electric Holdings, Inc. ............................................. 41,777 9,171
Quanta Services, Inc. .................................................... 193,703 50,084
Saia, Inc. (a) ........................................................... 29,572 11,735
Trane Technologies PLC .................................................. 37,197 11,804
Uber Technologies, Inc. (a) ................................................ 496,794 32,923
United Rentals, Inc. ..................................................... 7,390 4,937

Victory Portfolios III
Victory Aggressive Growth Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Vertiv Holdings Co. , Class A ............................................... 64,668 $ 6,014
147,819
IT Services (1.1%):
Shopify, Inc. , Class A (a) .................................................. 116,442 8,174
Snowflake, Inc. , Class A (a) ................................................ 98,213 15,243
23,417
Real Estate (1.2%):
CoStar Group, Inc. (a) .................................................... 269,635 24,680
Semiconductors & Semiconductor Equipment (15.4%):
Advanced Micro Devices, Inc. (a) ............................................ 63,980 10,133
Applied Materials, Inc. ................................................... 38,253 7,599
Broadcom, Inc. ........................................................ 52,771 68,616
Lam Research Corp. ..................................................... 15,780 14,114
Monolithic Power Systems, Inc. ............................................ 15,084 10,096
NVIDIA Corp. ......................................................... 239,574 206,997
317,555
Software (17.8%):
Adobe, Inc. (a) ......................................................... 62,502 28,928
Cadence Design Systems, Inc. (a) ............................................ 151,221 41,681
Fair Isaac Corp. (a) ...................................................... 6,359 7,207
Intuit, Inc. ............................................................ 28,642 17,919
Microsoft Corp. ........................................................ 395,142 153,841
Palo Alto Networks, Inc. (a) ................................................ 131,384 38,218
Salesforce, Inc. ........................................................ 28,336 7,621
ServiceNow, Inc. (a) ..................................................... 73,380 50,876
Synopsys, Inc. (a) ....................................................... 25,508 13,534
Workday, Inc. , Class A (a) ................................................. 29,009 7,099
366,924
Technology Hardware, Storage & Peripherals (4.5%):
Apple, Inc. ........................................................... 536,878 91,446
Total Common Stocks (Cost $999,545)
a
a
a
2,032,308
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 180,063 180
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (d) ............ 180,063 180
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (d) ............... 180,063 180
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 180,063 180
Total Collateral for Securities Loaned (Cost $720)
a
a
a
720
Total Investments (Cost $1,000,265) — 98.8% 2,033,028
Other assets in excess of liabilities — 1.2% 24,520
NET ASSETS - 100.00% $ 2,057,548
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on April 30, 2024.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Aggressive
Growth Fund
Assets:
Investments, at value (Cost $1,000,265) $ 2,033,028(a)
Cash 22,811
Receivables:
Interest and dividends 171
Capital shares issued 622
Investments sold 6,701
From Adviser 1
Other 143
Prepaid expenses 35
Total Assets 2,063,512
Liabilities:
Payables:
Collateral received on loaned securities 720
Investments purchased 3,039
Capital shares redeemed 1,014
Accrued expenses and other payables:
Investment advisory fees 723
Administration fees 261
Custodian fees 14
Transfer agent fees 129
Compliance fees 2
Trustees' fees 2
Other accrued expenses 60
Total Liabilities 5,964
Commitments and contingencies (Note 4 )
Net Assets:
Capital 984,868
Total accumulated earnings (loss) 1,072,680
Net Assets $ 2,057,548
Net Assets:
Fund Shares $ 2,050,192
Institutional Shares 7,356
Total $ 2,057,548
Shares (unlimited number of shares authorized with no par value):
Fund Shares 35,997
Institutional Shares 126
Total 36,123
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 56.96
Institutional Shares 58.16
(a) Includes $683 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Aggressive
Growth Fund
Investment Income:
Dividends $ 7,643
Interest 1,225
Securities lending (net of fees) 3
Total Income 8,871
Expenses:
Investment advisory fees 7,395
Administration fees — Fund Shares 2,813
Administration fees — Institutional Shares 5
Sub-Administration fees 40
Custodian fees 78
Transfer agent fees — Fund Shares 1,486
Transfer agent fees — Institutional Shares 5
Trustees' fees 49
Compliance fees 17
Legal and audit fees 66
State registration and filing fees 44
Interfund lending fees 2
Other expenses 118
Total Expenses 12,118
Expenses waived/reimbursed by Adviser (14)
Net Expenses 12,104
Net Investment Income (Loss) (3,233)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 102,827
Net change in unrealized appreciation/depreciation on investment securities 466,022
Net realized/unrealized gains (losses) on investments 568,849
Change in net assets resulting from operations $ 565,616

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Aggressive Growth Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (3,233) $ (1,345) $ (5,838)
Net realized gains (losses) 102,827 (39,296) 77,353
Net change in unrealized appreciation/depreciation 466,022 71,218 (606,328)
Change in net assets resulting from operations 565,616 30,577 (534,813)
Distributions to Shareholders:
Fund Shares — (32,252) (234,710)
Institutional Shares — (65) (2,113)
Change in net assets resulting from distributions to shareholders — (32,317) (236,823)
Change in net assets resulting from capital transactions (112,121) (45,991) 95,752
Change in net assets 453,495 (47,731) (675,884)
Net Assets:
Beginning of period 1,604,053 1,651,784 2,327,668
End of period $ 2,057,548 $ 1,604,053 $ 1,651,784
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Aggressive Growth Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 97,107 $ 53,167 $ 126,323
Distributions reinvested — 31,794 231,580
Cost of shares redeemed (212,037) (130,412) (252,897)
Total Fund Shares $ (114,930) $ (45,451) $ 105,006
Institutional Shares
Proceeds from shares issued $ 4,828 $ 736 $ 2,762
Distributions reinvested — 58 2,069
Cost of shares redeemed (2,019) (1,334) (14,085)
Total Institutional Shares $ 2,809 $ (540) $ (9,254)
Change in net assets resulting from capital transactions $ (112,121) $ (45,991) $ 95,752
Share Transactions:
Fund Shares
Issued 1,902 1,374 2,442
Reinvested — 846 4,259
Redeemed (4,186) (3,375) (4,951)
Total Fund Shares (2,284) (1,155) 1,750
Institutional Shares
Issued 91 18 47
Reinvested — 2 37
Redeemed (38) (34) (325)
Total Institutional Shares 53 (14) (241)
Change in Shares (2,231) (1,169) 1,509
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Aggressive Growth Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $41.82 $41.79 $61.22 $46.02 $43.91 $48.92
Investment Activities:
Net investment income (loss) (0.09)(b) (0.03)(b) (0.15)(b) (0.15)(b) (0.07)(b) 0.13
Net realized and unrealized gains (losses) 15.23 0.90 (12.92) 15.45 9.82 1.72
Total from Investment Activities 15.14 0.87 (13.07) 15.30 9.75 1.85
Distributions to Shareholders from:
Net investment income — — — — (0.04) (0.08)
Net realized gains — (0.84) (6.36) (0.10) (7.60) (6.78)
Total Distributions — (0.84) (6.36) (0.10) (7.64) (6.86)
Net Asset Value, End of Period $56.96 $41.82 $41.79 $61.22 $46.02 $43.91
Total Return(c)(d) 36.20% 2.31% (23.75)% 33.27% 26.30% 5.53%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64% 0.68% 0.63% 0.63% 0.72% 0.72%
Net Investment Income (Loss)(e) (0.17)% (0.12)% (0.29)% (0.28)% (0.17)% 0.30%
Gross Expenses(e)(h) 0.64% 0.68% 0.63% 0.63% 0.72% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $2,050,192 $1,600,944 $1,648,078 $2,307,263 $1,861,282 $1,624,319
Portfolio Turnover(c)(i) 45% 37% 65% 46% 64% 78%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Aggressive Growth Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $42.69 $42.60 $62.27 $46.82 $44.54 $49.55
Investment Activities:
Net investment income (loss)(b) (0.08) 0.01 (0.18) (0.17) (0.05) 0.14
Net realized and unrealized gains (losses) 15.55 0.92 (13.13) 15.72 9.98 1.75
Total from Investment Activities 15.47 0.93 (13.31) 15.55 9.93 1.89
Distributions to Shareholders from:
Net investment income — — — — (0.05) (0.12)
Net realized gains — (0.84) (6.36) (0.10) (7.60) (6.78)
Total Distributions — (0.84) (6.36) (0.10) (7.65) (6.90)
Net Asset Value, End of Period $58.16 $42.69 $42.60 $62.27 $46.82 $44.54
Total Return(c)(d) 36.24% 2.41% (23.73)% 33.24% 26.33% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.63% 0.53% 0.66% 0.66% 0.70% 0.70%
Net Investment Income (Loss)(e) (0.16)% 0.03% (0.33)% (0.32)% (0.13)% 0.32%
Gross Expenses(e)(h) 0.91% 1.28% 0.72% 0.73% 0.81% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $7,356 $3,109 $3,706 $20,405 $12,287 $11,841
Portfolio Turnover(c)(i) 45% 37% 65% 46% 64% 78%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
15
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Aggressive Growth Fund Aggressive Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
16
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Level 1 Level 2 Level 3 Total
Aggressive Growth Fund
Common Stocks ............................................... $ 2,032,308 $ — $ — $ 2,032,308
Collateral for Securities Loaned ................................... 720 — — 720
Total ....................................................... $ 2,033,028 $ — $ — $ 2,033,028
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Aggressive Growth Fund ........................................... $ 683 $ — $ 720

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
17
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Excluding U.S. Government
Securities
Purchases Sales
Aggressive Growth Fund .................................................................... $ 819,491 $ 920,207
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
18
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Aggressive Growth Fund Fund Shares
Institutional
Shares
in thousands $ (621) $ (4)
as annual % rate (0.03)% (0.07)%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
19
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk  — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency
In effect until August 31, 2024
Fund Shares Institutional Shares
Aggressive Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Aggressive Growth Fund ................................... $ 2 $ 10 $ 17 $ 14 $ 43

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
20
cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
During the tax year ended April 30, 2024, the Fund did not pay distributions.
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Aggressive Growth Fund .......................... Borrower $ — $ 1,775 5.87% $ 3,417
Total
Accumulated
Earnings
(Loss) Capital
Aggressive Growth Fund ..................................................................... $ 2,397 $ (2,397)
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Net Long-Term
Capital Gains
Total
Distributions
Paid
Aggressive Growth Fund .................................................................. $ 32,317 $ 32,317

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
21
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Aggressive Growth Fund .................................................... $ 790 $ 236,033 $ 236,823
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Aggressive Growth Fund .............................. $ 49,025 $ 49,025 $ (1,706) $ 1,025,361 $ 1,072,680
Amount
Aggressive Growth Fund ............................................................................... $ (49,557)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Aggressive Growth Fund .............................. $ 1,007,667 $ 1,047,390 $ (22,029) $ 1,025,361

22
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Aggressive Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Aggressive Growth Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through
April 30, 2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through
April 30, 2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
23
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
24
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
25
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
26
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Aggressive Growth Fund
Fund Shares ............................ $ 1,000.00 $ 1,262.10 $ 1,021.68 $ 3.60 $ 3.22 0.64%
Institutional Shares ....................... 1,000.00 1,261.90 1,021.58 3.71 3.32 0.66%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
27
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
28
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Aggressive Growth Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
29
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-year period ended June
30, 2023, and was below the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended June 30,
2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
30
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
33
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
34
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23417-0624

April 30, 2024
Annual Report
Victory Capital Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
23
Statement of Operations
24
Statements of Changes in Net Assets
25
Financial Highlights
27
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 37
Supplemental Information (Unaudited)
Trustee and Officer Information
38
Proxy Voting and Portfolio Holdings Information
41
Expense Examples
41
Additional Federal Income Tax Information
42
Advisory Contract Approval
43
Liquidity Risk Management Program
46
Privacy Policy
47

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Capital Growth Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Capital Growth Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 18.46% and 18.40%, respectively. This compares to returns of 17.46% for the
MSCI All-Country World Index (the “Index”) and 17.25% for the Lipper Global Funds Index.

4
Victory Capital Growth Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund outperformed the Index as stock selection contributed to performance while sector allocation was neutral versus the Index. Stock selection in industrials was a positive contributor while stock selection in information technology was a negative contributor. A slight underweight to consumer staples helped performance while an underweight to information technology hurt performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Capital Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Capital Growth Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Global Funds Index tracks the total return performance of funds within the Lipper Global Funds category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 10/27/00 8/7/15
Net Asset
Value
Net Asset
Value
MSCI All-Country
World Index
1
Lipper Global
Funds Index
2
One Year 18.46% 18.40% 17.46% 17.25%
Five Year 9.11% 9.22% 9.44% 8.74%
Ten Year 8.84% N/A 8.19% 7.55%
Since Inception N/A 8.48% N/A N/A

6
Victory Portfolios III
Victory Capital Growth Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
5.4%
Alphabet, Inc., Class C
3.4%
NVIDIA Corp.
3.3%
Meta Platforms, Inc., Class A
2.2%
Novo Nordisk A/S, Class B
1.3%
JPMorgan Chase & Co.
1.2%
Broadcom, Inc.
1.1%
Apple, Inc.
1.0%
Eli Lilly & Co.
1.0%
AbbVie, Inc.
0.8%
Information Technology
20.3%
Financials
13.9%
Industrials
13.6%
Health Care
13.3%
Consumer Discretionary
10.8%
Consumer Staples
7.3%
Communication Services
7.3%
Materials
4.9%
Energy
3.6%
Utilities
2.3%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Capital Growth Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.6%)
Australia (2.1%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 92,666 $ 2,364
Energy (0.0%):(a)
Woodside Energy Group Ltd. .............................................. 24,341 436
Financials (0.5%):
Macquarie Group Ltd. ................................................... 19,170 2,295
National Australia Bank Ltd. ............................................... 61,652 1,336
QBE Insurance Group Ltd. (b) .............................................. 47,893 547
4,178
Health Care (0.2%):
Cochlear Ltd. .......................................................... 2,995 625
CSL Ltd. ............................................................. 8,757 1,555
2,180
Industrials (0.1%):
Brambles Ltd. ......................................................... 51,947 489
Qantas Airways Ltd. (b) ................................................... 126,978 479
968
Materials (0.6%):
BHP Group Ltd. ........................................................ 130,358 3,574
Northern Star Resources Ltd. (b) ............................................ 68,378 648
Rio Tinto Ltd. ......................................................... 10,197 849
5,071
Real Estate (0.4%):
Charter Hall Group ...................................................... 48,753 370
Goodman Group ....................................................... 33,006 666
Scentre Group ......................................................... 1,161,186 2,351
3,387
18,584
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG ......................................................... 11,265 615
Belgium (0.1%):
Information Technology (0.1%):
Melexis NV ........................................................... 15,537 1,298
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 8,825 3,234
Brazil (0.6%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 79,200 299
Smartfit Escola de Ginastica e Danca SA ...................................... 65,700 306
Vibra Energia SA ....................................................... 61,511 278
883
Consumer Staples (0.0%):(a)
Dimed SA Distribuidora DA Medicamentos .................................... 105,900 229
Financials (0.3%):
Banco ABC Brasil SA , Preference Shares ...................................... 60,400 269
Banco ABC Brasil SA, Rights Receipts (b) ..................................... 2,556 11
NU Holdings Ltd. , Class A (b) .............................................. 241,746 2,626
2,906

Victory Portfolios III
Victory Capital Growth Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.1%):
Marcopolo SA , Preference Shares ........................................... 277,240 $ 352
Santos Brasil Participacoes SA ............................................. 155,000 405
SIMPAR SA .......................................................... 32,770 37
794
Information Technology (0.0%):(a)
TOTVS SA ........................................................... 39,400 209
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 270
Utilities (0.1%):
Neoenergia SA ......................................................... 88,000 325
5,616
Canada (2.3%):
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. ............................................. 56,161 3,113
Energy (0.2%):
Parex Resources, Inc. .................................................... 82,410 1,437
Financials (0.8%):
Brookfield Asset Management Ltd. , Class A .................................... 63,617 2,430
Manulife Financial Corp. ................................................. 124,814 2,912
National Bank of Canada ................................................. 21,710 1,743
7,085
Industrials (0.1%):
Bombardier, Inc. , Class B (b) ............................................... 29,079 1,325
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 1,845 4,751
Materials (0.4%):
Agnico Eagle Mines Ltd. ................................................. 29,533 1,871
Stella-Jones, Inc. ....................................................... 21,538 1,251
3,122
20,833
Chile (0.1%):
Materials (0.0%):(a)
CAP SA (b) ........................................................... 37,213 266
Real Estate (0.0%):(a)
Parque Arauco SA ...................................................... 213,859 322
Utilities (0.1%):
Enel Chile SA ......................................................... 5,978,039 355
943
China (0.5%):
Communication Services (0.2%):
Tencent Holdings Ltd. ................................................... 42,200 1,852
Health Care (0.0%):(a)
Kangji Medical Holdings Ltd. (b) ............................................ 202,500 186
Tong Ren Tang Technologies Co. Ltd. , Class H .................................. 258,000 177
363
Industrials (0.1%):
Anhui Expressway Co. Ltd. , Class H ......................................... 258,000 284
Anhui Heli Co. Ltd. , Class A ............................................... 131,800 437

Victory Portfolios III
Victory Capital Growth Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
China Communications Services Corp. Ltd. , Class H .............................. 672,000 $ 321
1,042
Information Technology (0.1%):
AsiaInfo Technologies Ltd. (c) .............................................. 236,000 213
Chinasoft International Ltd. ............................................... 324,000 195
408
Materials (0.1%):
China Nonferrous Mining Corp. Ltd. ......................................... 470,000 425
Fufeng Group Ltd. ...................................................... 660,000 482
Western Mining Co. Ltd. , Class A ........................................... 118,300 326
1,233
4,898
Denmark (1.7%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 24,779 3,772
Health Care (1.3%):
Novo Nordisk A/S , Class B ................................................ 87,989 11,285
15,057
France (3.6%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,599 1,170
Consumer Discretionary (1.0%):
La Francaise des Jeux SAEM (c) (d) .......................................... 50,995 1,922
LVMH Moet Hennessy Louis Vuitton SE ...................................... 8,149 6,693
8,615
Consumer Staples (0.4%):
L'Oreal SA ........................................................... 7,075 3,317
Energy (0.2%):
Gaztransport Et Technigaz SA .............................................. 9,445 1,316
Technip Energies NV .................................................... 21,941 517
1,833
Financials (0.2%):
AXA SA (d) ........................................................... 28,769 994
BNP Paribas SA ........................................................ 12,675 912
1,906
Health Care (0.1%):
EssilorLuxottica SA (b) ................................................... 2,360 503
Ipsen SA ............................................................. 3,965 482
985
Industrials (0.8%):
Cie de Saint-Gobain SA .................................................. 13,045 1,032
Eiffage SA ............................................................ 5,698 608
Rexel SA ............................................................. 82,279 2,132
Safran SA ............................................................ 15,513 3,363
7,135
Information Technology (0.3%):
Capgemini SE ......................................................... 12,065 2,536
Materials (0.4%):
Arkema SA ........................................................... 31,801 3,281

Victory Portfolios III
Victory Capital Growth Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 15,461 $ 415
Utilities (0.1%):
Engie SA (d) .......................................................... 34,053 591
31,784
Germany (1.9%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 62,085 1,422
Consumer Discretionary (0.2%):
HUGO BOSS AG ...................................................... 8,622 465
Volkswagen AG , Preference Shares .......................................... 12,833 1,572
2,037
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 11,026 876
Financials (0.5%):
Allianz SE , Registered Shares .............................................. 10,594 3,006
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,056 904
3,910
Industrials (0.3%):
Daimler Truck Holding AG ................................................ 15,705 708
Siemens AG , Registered Shares ............................................. 10,604 1,986
2,694
Information Technology (0.5%):
SAP SE .............................................................. 25,480 4,600
Utilities (0.1%):
RWE AG ............................................................. 28,267 985
16,524
Greece (0.1%):
Energy (0.1%):
Motor Oil Hellas Corinth Refineries SA ....................................... 12,748 370
Industrials (0.0%):(a)
Mytilineos SA ......................................................... 5,055 205
Utilities (0.0%):(a)
Public Power Corp. SA (b) ................................................. 26,499 316
891
Hong Kong (0.4%):
Consumer Discretionary (0.1%):
Man Wah Holdings Ltd. .................................................. 605,200 442
Financials (0.1%):
AIA Group Ltd. ........................................................ 86,200 631
BOC Hong Kong Holdings Ltd. ............................................ 130,000 399
1,030
Industrials (0.0%):(a)
China State Construction Development Holdings Ltd. ............................. 918,000 288
Materials (0.0%):(a)
Shougang Fushan Resources Group Ltd. ...................................... 818,000 311
Real Estate (0.2%):
CK Asset Holdings Ltd. .................................................. 315,000 1,344

Victory Portfolios III
Victory Capital Growth Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sino Land Co. Ltd. (b) .................................................... 360,000 $ 385
1,729
3,800
Hungary (0.1%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 139,458 352
Health Care (0.0%):(a)
Richter Gedeon Nyrt .................................................... 11,642 297
649
India (1.2%):
Consumer Discretionary (0.1%):
Safari Industries India Ltd. ................................................ 17,157 434
Welspun Living Ltd. ..................................................... 232,338 416
850
Financials (0.2%):
Home First Finance Co. India Ltd. (c) ......................................... 43,321 473
LIC Housing Finance Ltd. (b) .............................................. 62,517 504
Manappuram Finance Ltd. ................................................ 217,926 520
Ujjivan Small Finance Bank Ltd. (c) .......................................... 746,069 478
1,975
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd. ........................................ 17,557 401
Narayana Hrudayalaya Ltd. ................................................ 23,313 359
760
Industrials (0.3%):
Carysil Ltd. ........................................................... 38,840 439
Craftsman Automation Ltd. ................................................ 5,122 271
Elecon Engineering Co. Ltd. ............................................... 28,692 389
Electrosteel Castings Ltd. (b) ............................................... 158,706 364
GMM Pfaudler Ltd. ..................................................... 25,771 440
ISGEC Heavy Engineering Ltd. ............................................. 34,439 452
2,355
Information Technology (0.1%):
Cyient Ltd. (b) ......................................................... 23,736 512
KPIT Technologies Ltd. .................................................. 21,775 388
900
Materials (0.3%):
APL Apollo Tubes Ltd. (b) ................................................. 19,100 356
JK Paper Ltd. .......................................................... 87,573 400
Maharashtra Seamless Ltd. ................................................ 28,112 304
MOIL Ltd. ............................................................ 99,033 480
Shree Digvijay Cement Co. Ltd. ............................................ 233,943 310
Supreme Industries Ltd. .................................................. 5,794 351
Surya Roshni Ltd. ...................................................... 46,026 346
Welspun Corp. Ltd. (b) ................................................... 62,535 421
2,968
Utilities (0.1%):
PTC India Ltd. (b) ....................................................... 182,392 490
10,298
Indonesia (0.1%):
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk ................................................. 3,414,200 331

Victory Portfolios III
Victory Capital Growth Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.0%):(a)
PT Adaro Energy Indonesia Tbk (b) .......................................... 3,573,200 $ 295
Real Estate (0.0%):(a)
PT Puradelta Lestari Tbk ................................................. 24,920,300 248
874
Ireland (1.5%):
Financials (0.0%):(a)
Bank of Ireland Group PLC ............................................... 49,764 531
Health Care (0.1%):
ICON PLC (b) ......................................................... 2,717 809
Industrials (0.9%):
AerCap Holdings NV (b) .................................................. 13,023 1,100
Ryanair Holdings PLC , ADR ............................................... 5,658 771
Trane Technologies PLC .................................................. 18,339 5,820
7,691
Information Technology (0.3%):
Accenture PLC , Class A .................................................. 8,186 2,463
Materials (0.2%):
James Hardie Industries PLC (b) ............................................ 50,199 1,725
13,219
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 2,363 529
Italy (0.5%):
Health Care (0.0%):(a)
Recordati Industria Chimica e Farmaceutica SpA ................................ 9,831 523
Industrials (0.1%):
Leonardo SpA ......................................................... 24,551 564
Utilities (0.4%):
Enel SpA ............................................................. 334,442 2,198
Snam SpA ............................................................ 338,435 1,548
3,746
4,833
Japan (7.0%):
Communication Services (0.3%):
Capcom Co. Ltd. ....................................................... 65,000 1,070
Kakaku.com, Inc. ....................................................... 80,500 926
Nippon Telegraph & Telephone Corp. ........................................ 842,900 910
2,906
Consumer Discretionary (1.1%):
Honda Motor Co. Ltd. ................................................... 68,500 780
Isuzu Motors Ltd. ....................................................... 63,500 805
Panasonic Holdings Corp. ................................................. 46,200 403
Suzuki Motor Corp. ..................................................... 69,200 806
Toyota Motor Corp. ..................................................... 253,200 5,776
ZOZO, Inc. ........................................................... 67,100 1,445
10,015
Consumer Staples (0.4%):
Asahi Group Holdings Ltd. ................................................ 17,100 585
Toyo Suisan Kaisha Ltd. .................................................. 51,900 3,246
3,831

Victory Portfolios III
Victory Capital Growth Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (1.1%):
Mizuho Financial Group, Inc. .............................................. 190,220 $ 3,677
ORIX Corp. ........................................................... 29,300 600
Sumitomo Mitsui Financial Group, Inc. ....................................... 25,000 1,420
Tokio Marine Holdings, Inc. ............................................... 132,800 4,198
9,895
Health Care (0.6%):
Hoya Corp. ........................................................... 23,000 2,667
Otsuka Holdings Co. Ltd. ................................................. 16,300 697
Shionogi & Co. Ltd. ..................................................... 45,900 2,144
5,508
Industrials (2.3%):
Central Japan Railway Co. ................................................ 23,000 526
Fuji Electric Co. Ltd. .................................................... 64,400 4,006
ITOCHU Corp. ........................................................ 35,100 1,584
Komatsu Ltd. .......................................................... 29,600 884
MISUMI Group, Inc. .................................................... 106,300 1,728
Mitsubishi Heavy Industries Ltd. ............................................ 533,800 4,773
Mitsui & Co. Ltd. ....................................................... 31,200 1,506
Nippon Yusen KK ...................................................... 43,400 1,232
OKUMA Corp. ........................................................ 23,800 1,069
Sanwa Holdings Corp. ................................................... 196,200 3,205
20,513
Information Technology (0.8%):
Advantest Corp. ........................................................ 16,000 501
Canon, Inc. ........................................................... 19,500 528
Disco Corp. ........................................................... 6,200 1,766
Fujitsu Ltd. ........................................................... 128,000 1,978
NEC Corp. ........................................................... 14,400 1,043
TDK Corp. ........................................................... 15,500 691
6,507
Materials (0.2%):
Nippon Steel Corp. ...................................................... 30,600 686
Shin-Etsu Chemical Co. Ltd. ............................................... 14,900 577
Tosoh Corp. ........................................................... 40,400 557
1,820
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 19,100 537
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 40,800 915
62,447
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 28,711 477
Malaysia (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Bermaz Auto Bhd ....................................................... 540,400 261
Mexico (0.1%):
Financials (0.1%):
Qualitas Controladora SAB de CV ........................................... 31,332 410
Regional SAB de CV .................................................... 44,999 406
816

Victory Portfolios III
Victory Capital Growth Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV ......................................... 81,090 $ 287
1,103
Netherlands (2.1%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 872,169 3,169
Consumer Discretionary (0.3%):
Prosus NV (b) .......................................................... 24,622 824
Stellantis NV .......................................................... 74,023 1,637
2,461
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 32,505 987
Financials (0.6%):
Euronext NV (c) ........................................................ 7,913 712
ING Groep NV ........................................................ 256,079 4,048
NN Group NV (b) ....................................................... 11,591 535
5,295
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 10,098 1,512
Information Technology (0.6%):
ASM International NV ................................................... 4,145 2,607
ASML Holding NV ..................................................... 2,883 2,511
5,118
18,542
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 102,061 1,709
Norway (0.4%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 43,699 768
Energy (0.2%):
Aker BP ASA ......................................................... 59,280 1,438
Equinor ASA .......................................................... 17,657 470
1,908
Financials (0.1%):
SpareBank 1 SMN ...................................................... 74,787 983
3,659
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 3,765 359
Philippines (0.0%):(a)
Utilities (0.0%):(a)
Aboitiz Power Corp. ..................................................... 450,100 289
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 34,371 738
Russian Federation (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Detsky Mir PJSC (b) (c) (e) (f) ............................................... 214,920 2

Victory Portfolios III
Victory Capital Growth Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.0%):
Bank St Petersburg PJSC (b) (e) (f) ........................................... 372,110 $ —
2
Singapore (0.2%):
Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd. ................................................... 768,600 513
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 30,800 784
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 185,500 725
2,022
South Africa (0.1%):
Consumer Discretionary (0.0%):(a)
The Foschini Group Ltd. .................................................. 59,510 314
Financials (0.1%):
Investec PLC .......................................................... 71,054 450
Materials (0.0%):(a)
Pan African Resources PLC ............................................... 1,392,026 420
1,184
South Korea (0.8%):
Consumer Discretionary (0.0%):(a)
Myoung Shin Industrial Co. Ltd. ............................................ 34,292 361
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,495 315
JB Financial Group Co. Ltd. ............................................... 37,633 361
KIWOOM Securities Co. Ltd. .............................................. 4,291 408
1,084
Health Care (0.1%):
Classys, Inc. .......................................................... 12,646 344
InBody Co. Ltd. ........................................................ 12,563 270
614
Industrials (0.3%):
Doosan Bobcat, Inc. ..................................................... 9,488 355
GS Holdings Corp. ...................................................... 8,363 270
Hanwha Aerospace Co. Ltd. ............................................... 2,477 376
HD Hyundai Electric Co. Ltd. .............................................. 3,982 703
Hyundai Rotem Co. Ltd. .................................................. 17,831 478
Samsung E&A Co. Ltd. (b) ................................................ 16,813 319
2,501
Information Technology (0.2%):
HAESUNG DS Co. Ltd. .................................................. 7,498 268
Hana Materials, Inc. ..................................................... 9,221 356
Innox Advanced Materials Co. Ltd. .......................................... 16,232 375
Samwha Capacitor Co. Ltd. ............................................... 10,437 375
1,374
Materials (0.1%):
Dongsung Finetec Co. Ltd. ................................................ 29,673 275
Poongsan Corp. ........................................................ 8,632 403
Wonik Materials Co. Ltd. ................................................. 13,199 342
1,020
6,954

Victory Portfolios III
Victory Capital Growth Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Spain (0.9%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 26,750 $ 1,218
Energy (0.1%):
Repsol SA ............................................................ 33,131 520
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 372,419 4,027
Banco Santander SA ..................................................... 266,019 1,294
Bankinter SA .......................................................... 66,340 524
5,845
Utilities (0.1%):
Iberdrola SA (b) ........................................................ 54,291 666
8,249
Sweden (0.7%):
Consumer Discretionary (0.1%):
Evolution AB (c) ........................................................ 5,850 646
Financials (0.1%):
Swedbank AB , Class A ................................................... 26,481 507
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 261,752 3,926
Volvo AB , Class B ...................................................... 27,913 710
4,636
5,789
Switzerland (3.1%):
Consumer Staples (0.8%):
Coca-Cola HBC AG ..................................................... 101,308 3,269
Nestle SA , Registered Shares .............................................. 37,470 3,763
7,032
Financials (0.7%):
Partners Group Holding AG ............................................... 1,429 1,839
Swiss Life Holding AG (b) ................................................ 919 620
UBS Group AG ........................................................ 112,250 2,949
Zurich Insurance Group AG ............................................... 1,053 510
5,918
Health Care (1.2%):
Novartis AG , Registered Shares ............................................. 66,731 6,478
Roche Holding AG ...................................................... 15,616 3,742
Sandoz Group AG ...................................................... 19,493 663
10,883
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 16,775 815
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 5,486 427
STMicroelectronics NV .................................................. 11,060 438
865
Materials (0.2%):
Glencore PLC ......................................................... 88,621 515
Holcim AG ........................................................... 16,527 1,384
1,899
27,412

Victory Portfolios III
Victory Capital Growth Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Taiwan (1.0%):
Consumer Discretionary (0.2%):
Eurocharm Holdings Co. Ltd. .............................................. 53,000 $ 315
Makalot Industrial Co. Ltd. ................................................ 32,000 383
Poya International Co. Ltd. ................................................ 20,200 310
Tong Yang Industry Co. Ltd. ............................................... 154,000 561
1,569
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 352
TTY Biopharm Co. Ltd. .................................................. 129,000 305
657
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 25,000 644
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 103,000 352
996
Information Technology (0.5%):
Compeq Manufacturing Co. Ltd. (b) .......................................... 225,000 530
Elite Material Co. Ltd. ................................................... 46,000 573
Gold Circuit Electronics Ltd. (b) ............................................ 80,400 480
King Yuan Electronics Co. Ltd. ............................................. 290,000 844
Lotes Co. Ltd. ......................................................... 14,000 613
Sigurd Microelectronics Corp. .............................................. 206,000 466
Tripod Technology Corp. ................................................. 108,000 648
Wiwynn Corp. ......................................................... 4,000 285
4,439
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 132,000 644
Tung Ho Steel Enterprise Corp. ............................................. 143,000 321
965
8,626
Thailand (0.2%):
Consumer Discretionary (0.1%):
AAPICO Hitech PCL .................................................... 363,400 210
Somboon Advance Technology PCL ......................................... 461,200 204
The Erawan Group PCL-NVDR ............................................ 1,922,600 249
663
Consumer Staples (0.1%):
Ichitan Group PCL ...................................................... 765,300 372
Materials (0.0%):(a)
TOA Paint Thailand PCL ................................................. 366,000 249
Real Estate (0.0%):(a)
Amata Corp. PCL ....................................................... 409,800 250
1,534
Turkey (0.2%):
Consumer Discretionary (0.0%):(a)
Teknosa Ic Ve Dis Ticaret AS (b) ............................................ 228,940 285
Financials (0.1%):
Turkiye Sigorta A/S ..................................................... 174,827 358
Health Care (0.1%):
MLP Saglik Hizmetleri A/S (b) (c) ........................................... 55,456 401
Industrials (0.0%):(a)
Pegasus Hava Tasimaciligi AS (b) ........................................... 8,378 267

Victory Portfolios III
Victory Capital Growth Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(a)
Logo Yazilim Sanayi Ve Ticaret A/S ......................................... 99,098 $ 277
1,588
United Kingdom (5.1%):
Communication Services (0.1%):
Informa PLC .......................................................... 62,259 616
Consumer Discretionary (0.5%):
Greggs PLC ........................................................... 54,673 1,850
Next PLC ............................................................ 23,814 2,670
4,520
Consumer Staples (0.9%):
Associated British Foods PLC .............................................. 27,292 903
Coca-Cola Europacific Partners PLC ......................................... 10,086 726
Diageo PLC ........................................................... 45,335 1,567
Imperial Brands PLC .................................................... 118,780 2,714
Marks & Spencer Group PLC .............................................. 291,373 928
Tesco PLC ............................................................ 226,588 836
7,674
Energy (1.0%):
BP PLC .............................................................. 467,423 3,012
Harbour Energy PLC .................................................... 117,367 420
Shell PLC (b) .......................................................... 156,583 5,565
8,997
Financials (1.0%):
3i Group PLC ......................................................... 41,417 1,479
Barclays PLC ......................................................... 1,067,472 2,691
HSBC Holdings PLC .................................................... 266,992 2,314
Legal & General Group PLC ............................................... 312,826 918
Man Group PLC ....................................................... 161,466 518
Standard Chartered PLC .................................................. 116,391 1,000
8,920
Health Care (0.2%):
AstraZeneca PLC ....................................................... 4,883 739
ConvaTec Group PLC (c) ................................................. 144,658 450
GSK PLC ............................................................ 41,182 854
2,043
Industrials (0.7%):
Ashtead Group PLC ..................................................... 21,326 1,548
easyJet PLC ........................................................... 83,497 559
Ferguson PLC (d) ....................................................... 12,413 2,606
RELX PLC ........................................................... 12,491 513
Rolls-Royce Holdings PLC (b) .............................................. 139,342 714
5,940
Information Technology (0.1%):
The Sage Group PLC .................................................... 45,426 658
Materials (0.4%):
Rio Tinto PLC ......................................................... 54,054 3,657
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 107,034 516
Utilities (0.2%):
Centrica PLC .......................................................... 497,742 795
Drax Group PLC ....................................................... 86,062 557

Victory Portfolios III
Victory Capital Growth Fund
19
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
National Grid PLC (b) .................................................... 46,678 $ 612
1,964
45,505
United States (58.9%):
Communication Services (6.0%):
Alphabet, Inc. , Class C (b) ................................................. 182,893 30,111
Comcast Corp. , Class A .................................................. 93,570 3,566
Meta Platforms, Inc. , Class A .............................................. 45,249 19,465
53,142
Consumer Discretionary (6.1%):
AutoNation, Inc. (b) ..................................................... 15,005 2,418
AutoZone, Inc. (b) ...................................................... 1,168 3,453
Best Buy Co., Inc. ...................................................... 18,700 1,377
Booking Holdings, Inc. ................................................... 1,082 3,735
D.R. Horton, Inc. ....................................................... 20,528 2,925
Deckers Outdoor Corp. (b) ................................................. 3,537 2,895
Expedia Group, Inc. (b) ................................................... 20,109 2,707
General Motors Co. ..................................................... 45,306 2,018
Lennar Corp. , Class A .................................................... 25,462 3,861
Lowe's Cos., Inc. ....................................................... 6,171 1,407
Murphy USA, Inc. ...................................................... 7,627 3,156
NVR, Inc. (b) .......................................................... 446 3,318
O'Reilly Automotive, Inc. (b) ............................................... 3,362 3,407
PulteGroup, Inc. ........................................................ 38,978 4,343
Ralph Lauren Corp. ..................................................... 10,937 1,790
Samsonite International SA (b) (c) ............................................ 84,600 297
The Home Depot, Inc. ................................................... 4,073 1,361
Toll Brothers, Inc. ...................................................... 37,657 4,485
TopBuild Corp. (b) ...................................................... 10,384 4,202
Ulta Beauty, Inc. (b) ..................................................... 3,077 1,246
54,401
Consumer Staples (4.1%):
Altria Group, Inc. ....................................................... 103,778 4,546
Colgate-Palmolive Co. ................................................... 39,039 3,588
Costco Wholesale Corp. .................................................. 8,666 6,265
Kimberly-Clark Corp. .................................................... 22,381 3,056
Philip Morris International, Inc. ............................................. 40,293 3,825
Sysco Corp. ........................................................... 34,373 2,555
The Kroger Co. ........................................................ 58,081 3,217
The Procter & Gamble Co. ................................................ 28,023 4,573
Walmart, Inc. .......................................................... 87,867 5,215
36,840
Energy (1.6%):
APA Corp. ............................................................ 34,819 1,095
ConocoPhillips ........................................................ 34,038 4,276
Devon Energy Corp. ..................................................... 28,185 1,442
HF Sinclair Corp. ....................................................... 21,150 1,147
Marathon Oil Corp. ..................................................... 50,435 1,354
Marathon Petroleum Corp. ................................................ 12,734 2,314
Valero Energy Corp. ..................................................... 13,502 2,159
13,787
Financials (6.2%):
American Express Co. ................................................... 21,500 5,032
American International Group, Inc. .......................................... 41,717 3,142
Ameriprise Financial, Inc. ................................................. 10,437 4,298
Apollo Global Management, Inc. ............................................ 37,436 4,057
Capital One Financial Corp. ............................................... 11,887 1,705
Corebridge Financial, Inc. (d) ............................................... 51,152 1,359
Fifth Third Bancorp ..................................................... 50,125 1,827

Victory Portfolios III
Victory Capital Growth Fund
20
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
JPMorgan Chase & Co. .................................................. 57,525 $ 11,030
Marsh & McLennan Cos., Inc. ............................................. 3,825 763
Mastercard, Inc. , Class A ................................................. 3,143 1,418
Regions Financial Corp. .................................................. 77,616 1,496
T. Rowe Price Group, Inc. ................................................. 12,807 1,403
The Allstate Corp. ...................................................... 16,165 2,749
The Bank of New York Mellon Corp. ......................................... 26,855 1,517
The Hartford Financial Services Group, Inc. .................................... 18,501 1,793
U.S. Bancorp .......................................................... 33,443 1,359
Visa, Inc. , Class A ...................................................... 19,471 5,230
W.R. Berkley Corp. ..................................................... 12,854 989
Wells Fargo & Co. ...................................................... 71,365 4,233
55,400
Health Care (9.0%):
AbbVie, Inc. .......................................................... 45,825 7,453
Amgen, Inc. ........................................................... 7,046 1,930
Bristol-Myers Squibb Co. ................................................. 57,368 2,521
Cardinal Health, Inc. .................................................... 20,370 2,099
Cencora, Inc. .......................................................... 18,889 4,516
Centene Corp. (b) ....................................................... 54,261 3,964
CVS Health Corp. ...................................................... 18,289 1,238
DaVita, Inc. (b) ......................................................... 21,754 3,024
Elevance Health, Inc. .................................................... 7,852 4,150
Eli Lilly & Co. ......................................................... 11,160 8,717
Gilead Sciences, Inc. .................................................... 60,063 3,916
HCA Healthcare, Inc. .................................................... 5,191 1,608
Johnson & Johnson ..................................................... 25,825 3,734
McKesson Corp. ....................................................... 7,501 4,030
Merck & Co., Inc. ...................................................... 47,246 6,105
Molina Healthcare, Inc. (b) ................................................ 4,281 1,465
Regeneron Pharmaceuticals, Inc. (b) .......................................... 2,141 1,907
Tenet Healthcare Corp. (b) ................................................. 27,013 3,033
The Cigna Group ....................................................... 12,451 4,446
UnitedHealth Group, Inc. ................................................. 14,301 6,917
Vertex Pharmaceuticals, Inc. (b) ............................................. 9,165 3,600
80,373
Industrials (6.5%):
3M Co. .............................................................. 35,011 3,379
Builders FirstSource, Inc. (b) ............................................... 24,493 4,478
Carlisle Cos., Inc. ....................................................... 3,056 1,186
Caterpillar, Inc. ........................................................ 18,310 6,126
Cintas Corp. .......................................................... 7,073 4,656
Core & Main, Inc. , Class A (b) .............................................. 69,031 3,898
Cummins, Inc. ......................................................... 5,586 1,578
Expeditors International of Washington, Inc. .................................... 21,306 2,372
Fastenal Co. ........................................................... 20,562 1,397
General Dynamics Corp. .................................................. 5,074 1,457
Illinois Tool Works, Inc. .................................................. 5,221 1,274
Lennox International, Inc. ................................................. 6,166 2,857
Lockheed Martin Corp. ................................................... 2,793 1,299
Otis Worldwide Corp. .................................................... 14,873 1,356
Owens Corning ........................................................ 16,441 2,766
PACCAR, Inc. ......................................................... 42,920 4,554
Parker-Hannifin Corp. ................................................... 7,682 4,186
United Rentals, Inc. ..................................................... 7,513 5,019
W.W. Grainger, Inc. ..................................................... 4,734 4,362
58,200
Information Technology (16.0%):
Adobe, Inc. (b) ......................................................... 10,859 5,026
Akamai Technologies, Inc. (b) .............................................. 21,561 2,176
Apple, Inc. ........................................................... 54,602 9,300

Victory Portfolios III
Victory Capital Growth Fund
21
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Arista Networks, Inc. (b) .................................................. 5,839 $ 1,498
Broadcom, Inc. ........................................................ 7,422 9,651
Cadence Design Systems, Inc. (b) ............................................ 12,469 3,437
Cisco Systems, Inc. ..................................................... 145,588 6,840
Cognizant Technology Solutions Corp. , Class A ................................. 42,835 2,813
Dropbox, Inc. , Class A (b) ................................................. 46,863 1,085
F5, Inc. (b) ............................................................ 5,403 893
Fair Isaac Corp. (b) ...................................................... 2,897 3,283
Fortinet, Inc. (b) ........................................................ 24,751 1,564
GoDaddy, Inc. , Class A (b) ................................................ 16,253 1,989
Hewlett Packard Enterprise Co. ............................................. 79,285 1,348
HP, Inc. .............................................................. 44,236 1,242
International Business Machines Corp. ........................................ 8,151 1,355
KLA Corp. ........................................................... 5,967 4,113
Microsoft Corp. ........................................................ 122,353 47,636
Motorola Solutions, Inc. .................................................. 3,925 1,331
NVIDIA Corp. ......................................................... 34,272 29,612
QUALCOMM, Inc. ..................................................... 31,484 5,222
VeriSign, Inc. (b) ....................................................... 4,164 706
142,120
Materials (1.9%):
CF Industries Holdings, Inc. ............................................... 24,800 1,958
LyondellBasell Industries NV , Class A ........................................ 41,885 4,187
Nucor Corp. ........................................................... 24,555 4,138
Steel Dynamics, Inc. ..................................................... 32,228 4,194
The Mosaic Co. ........................................................ 33,935 1,065
The Sherwin-Williams Co. ................................................ 4,634 1,388
16,930
Real Estate (0.6%):
American Tower Corp. ................................................... 9,617 1,650
Equinix, Inc. .......................................................... 2,679 1,905
Prologis, Inc. .......................................................... 20,484 2,090
5,645
Utilities (0.9%):
DTE Energy Co. ....................................................... 24,460 2,698
Edison International ..................................................... 3,613 257
Entergy Corp. ......................................................... 12,627 1,347
Vistra Corp. ........................................................... 43,231 3,279
7,581
524,419
Total Common Stocks (Cost $656,217) 877,347
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (e) ........................................... 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF ............................................. 37,973 2,727
Total Exchange-Traded Funds (Cost $2,704) 2,727
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 1,284,137 1,284
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 1,284,137 1,284
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (g) ............... 1,284,137 1,284

Victory Portfolios III
Victory Capital Growth Fund
22
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 1,284,137 $ 1,285
Total Collateral for Securities Loaned (Cost $5,137) 5,137
Total Investments (Cost $664,058) — 99.5% 885,211
Other assets in excess of liabilities — 0.5% 4,562
NET ASSETS - 100.00% $ 889,773
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was $5,594
(thousands) and amounted to 0.6% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at April 30, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2024
23
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Capital
Growth Fund
Assets:
Investments, at value (Cost $664,058) $ 885,211 (a)
Foreign currency, at value (Cost $745) 746
Cash 6,421
Receivables:
Interest and dividends 1,733
Capital shares issued 165
Investments sold 1,735
Reclaims 1,055
Prepaid expenses 18
Total Assets 897,084
Liabilities:
Payables:
Collateral received on loaned securities 5,137
Capital shares redeemed 669
Accrued foreign capital gains taxes 590
Accrued expenses and other payables:
Investment advisory fees 583
Administration fees 111
Custodian fees 24
Transfer agent fees 85
Compliance fees 1
Trustees' fees 2
Other accrued expenses 109
Total Liabilities 7,311
Commitments and contingencies (Note 4 )
Net Assets:
Capital 632,092
Total accumulated earnings (loss) 257,681
Net Assets $ 889,773
Net Assets:
Fund Shares $ 887,600
Institutional Shares 2,173
Total $ 889,773
Shares (unlimited number of shares authorized with no par value):
Fund Shares 68,864
Institutional Shares 167
Total 69,031
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .89
Institutional Shares 13 .02
(a) Includes $4,837 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
24
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Capital
Growth Fund
Investment Income:
Dividends $ 20,508
Interest 238
Securities lending (net of fees) 320
Foreign tax withholding (1,158)
Total Income 19,908
Expenses:
Investment advisory fees 6,648
Administration fees — Fund Shares 1,256
Administration fees — Institutional Shares 2
Sub-Administration fees 72
Custodian fees 155
Transfer agent fees — Fund Shares 1,017
Transfer agent fees — Institutional Shares 2
Trustees' fees 48
Compliance fees 8
Legal and audit fees 124
State registration and filing fees 41
Other expenses 97
Total Expenses 9,470
Expenses waived/reimbursed by Adviser (13)
Net Expenses 9,457
Net Investment Income (Loss) 10,451
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 41,631
Foreign taxes on realized gains (295)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 91,339
Net change in accrued foreign taxes on unrealized gains (345)
Net realized/unrealized gains (losses) on investments 132,330
Change in net assets resulting from operations $ 142,781

25
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Capital Growth Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,451 $ 8,667 $ 13,209
Net realized gains (losses) 41,336 (2,213) 65,519
Net change in unrealized appreciation/depreciation 90,994 28,945 (137,565)
Change in net assets resulting from operations 142,781 35,399 (58,837)
Distributions to Shareholders:
Fund Shares (9,128) (55,813) (105,732)
Institutional Shares (21) (172) (271)
Change in net assets resulting from distributions to shareholders (9,149) (55,985) (106,003)
Change in net assets resulting from capital transactions (48,299) 23,565 64,768
Change in net assets 85,333 2,979 (100,072)
Net Assets:
Beginning of period 804,440 801,461 901,533
End of period $ 889,773 $ 804,440 $ 801,461
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

26
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Capital Growth Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 42,640 $ 30,464 $ 53,698
Distributions reinvested 9,060 55,328 105,030
Cost of shares redeemed (99,712) (62,173) (94,848)
Total Fund Shares $ (48,012) $ 23,619 $ 63,880
Institutional Shares
Proceeds from shares issued $ 1,047 $ 893 $ 1,776
Distributions reinvested 20 164 264
Cost of shares redeemed (1,354) (1,111) (1,152)
Total Institutional Shares $ (287) $ (54) $ 888
Change in net assets resulting from capital transactions $ (48,299) $ 23,565 $ 64,768
Share Transactions:
Fund Shares
Issued 3,566 2,822 4,272
Reinvested 753 5,160 8,241
Redeemed (8,397) (5,770) (7,586)
Total Fund Shares (4,078) 2,212 4,927
Institutional Shares
Issued 88 82 144
Reinvested 2 15 20
Redeemed (117) (101) (94)
Total Institutional Shares (27) (4) 70
Change in Shares (4,105) 2,208 4,997
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
27
See notes to financial statements.
Victory Capital Growth Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.00 $11.30 $13.67 $10.62 $11.36 $12.63
Investment Activities:
Net investment income (loss) 0.15(b) 0.12(b) 0.19(b) 0.13(b) 0.14(b) 0.16
Net realized and unrealized gains (losses) 1.87 0.38 (0.95) 3.28 0.13 (0.48)
Total from Investment Activities 2.02 0.50 (0.76) 3.41 0.27 (0.32)
Distributions to Shareholders from:
Net investment income (0.13) (0.11) (0.16) (0.12) (0.17) (0.17)
Net realized gains — (0.69) (1.45) (0.24) (0.84) (0.78)
Total Distributions (0.13) (0.80) (1.61) (0.36) (1.01) (0.95)
Net Asset Value, End of Period $12.89 $11.00 $11.30 $13.67 $10.62 $11.36
Total Return(c)(d) 18.46% 4.63% (6.74)% 32.74% 2.14% (1.82)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.13% 1.16% 1.09% 1.07% 1.12% 1.13%
Net Investment Income (Loss)(e) 1.25% 1.49% 1.52% 1.04% 1.35% 1.43%
Gross Expenses(e)(h) 1.13% 1.16% 1.09% 1.07% 1.13% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $887,600 $802,284 $799,210 $899,767 $755,102 $826,325
Portfolio Turnover(c)(i) 59% 41% 58% 67%(j) 152%(k) 54%(l)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.
(l) Reflects overall increase in purchases and sales of securities.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Capital Growth Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.10 $11.39 $13.81 $10.66 $11.39 $12.66
Investment Activities:
Net investment income (loss)(b) 0.15 0.11 0.20 0.15 0.14 0.23
Net realized and unrealized gains (losses) 1.89 0.37 (0.95) 3.35 0.14 (0.55)
Total from Investment Activities 2.04 0.48 (0.75) 3.50 0.28 (0.32)
Distributions to Shareholders from:
Net investment income (0.12) (0.08) (0.22) (0.11) (0.17) (0.17)
Net realized gains — (0.69) (1.45) (0.24) (0.84) (0.78)
Total Distributions (0.12) (0.77) (1.67) (0.35) (1.01) (0.95)
Net Asset Value, End of Period $13.02 $11.10 $11.39 $13.81 $10.66 $11.39
Total Return(c)(d) 18.40% 4.50% (6.68)% 33.45% 2.20% (1.77)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.16% 1.25% 1.06% 0.77% 1.01% 1.03%
Net Investment Income (Loss)(e) 1.22% 1.35% 1.58% 1.30% 1.31% 2.04%
Gross Expenses(e)(h) 1.80% 1.83% 1.66% 0.92% 1.01% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $2,173 $2,156 $2,251 $1,766 $11,559 $110,430
Portfolio Turnover(c)(i) 59% 41% 58% 67%(j) 152%(k) 54%(l)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.
(l) Reflects overall increase in purchases and sales of securities.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
29
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Capital Growth Fund Capital Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
30
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Capital Growth Fund
Common Stocks ............................................... $ 570,506 $ 306,839 $ 2 $ 877,347
Warrants(a) .................................................. — — —(a) —(a)
Exchange-Traded Funds ......................................... 2,727 — — 2,727
Collateral for Securities Loaned ................................... 5,137 — — 5,137
Total ....................................................... $ 578,370 $ 306,839 $ 2 $ 885,211
(a) Zero market value security.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
31
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended April 30, 2024, the Fund recognized $208 thousand related to EU reclaims and $46 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the year ended April 30, 2024, the Fund did not enter in any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Capital Growth Fund .............................................. $ 4,837 $ — $ 5,137

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
32
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Capital Growth Fund ....................................................................... $ 491,473 $ 541,859
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
33
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Capital Growth Fund Fund Shares
Institutional
Shares
in thousands $ 352 $ 1
as annual % rate 0.04% 0.06%
In effect until August 31, 2024
Fund Shares Institutional Shares
Capital Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.12% 1.10%
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Capital Growth Fund ....................................................................... $ 491,473 $ 541,859
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
34
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Capital Growth Fund ...................................... $ 4 $ 13 $ 10 $ 13 $ 40

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
35
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Capital Growth Fund ........................................................................ $ (860) $ 860
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Capital Growth Fund ..................................................................... $ 9,149 $ 9,149
Nine Months Ended April 30, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Capital Growth Fund ....................................................... $ 7,543 $ 48,442 $ 55,985
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Capital Growth Fund ....................................................... $ 47,916 $ 58,087 $ 106,003

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
36
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and derivatives.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Capital Growth Fund .................... $ 13,361 $ 31,314 $ (557) $ 44,118 $ 213,563 $ 257,681
Amount
Capital Growth Fund .................................................................................. $ (7,923)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Capital Growth Fund ................................. $ 671,648 $ 236,648 $ (23,085) $ 213,563

37
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Capital Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Capital Growth Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
38
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
39
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
40
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
41
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Capital Growth Fund
Fund Shares ............................ $ 1,000.00 $ 1,204.30 $ 1,019.29 $ 6.14 $ 5.62 1.12%
Institutional Shares ....................... 1,000.00 1,293.50 1,019.14 6.56 5.77 1.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
42
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 85%.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $860 thousand.

Victory Portfolios III
43
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Capital Growth Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
44
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate -which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was above the medians of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and ten-year periods ended June 30,
2023, and was below the average of its performance universe and its Lipper index for the five-year period ended June 30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed and/or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the
Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
45
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
46
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
47
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
48
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
49
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
36844-0624

April 30, 2024
Annual Report
Victory Core Plus Intermediate Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
32
Statement of Operations
33
Statements of Changes in Net Assets
34
Financial Highlights
36
Notes to Financial Statements 41
Report of Independent Registered Public Accounting Firm 51
Supplemental Information (Unaudited)
Trustee and Officer Information
52
Proxy Voting and Portfolio Holdings Information
55
Expense Examples
55
Additional Federal Income Tax Information
56
Advisory Contract Approval
57
Liquidity Risk Management Program
60
Privacy Policy
61

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Core Plus Intermediate Bond Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle and raised the federal funds rate by an additional 50 basis points (a basis point is 1/100th of a percentage point). The Fed concluded April 30, 2024, with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Inflation as measured by the Consumer Price
Index, a widely recognized inflation yardstick, ended the reporting period at 3.5%, above the Fed’s 2% target (latest data as of
March 31, 2024). Throughout the period, a stronger than expected labor market coupled with inflation running at or above target levels, continued to exert pressure on the Fed to keep interest rates higher for longer.
While the treasury yield curve is normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common indicator of a potential recession is a negative spread
(i.e. inversion) between the 3-Month U.S. Treasury Bill and the 10-Year U.S. Treasury Bond. This means the market is expecting the Fed to begin cutting the federal funds rate as the economy is expected to slow and possibly slip into a recession. Rate volatility was a defining theme for markets throughout the reporting period and the U.S. Treasury yield curve’s inversion deepened following the first quarter of 2023 through the first half of the reporting period. Geopolitical strife in Europe and the Middle East, sticky inflation, and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of the reporting period, surprising economic resilience in the U.S. and heavy Treasury issuance moved
10-year rates back up and the inversion became less severe. Market sentiment that a ‘soft landing’ may be possible led financial markets to rally significantly through the end of 2023 and pushed 10-year rates back down. Credit spreads tightened as recession fears eased and yields dropped, most notably in high yield. Moving into 2024, expectations for rate cuts dimmed and inflation appeared stickier. With all eyes on a data-dependent Fed, market participants pushed the forecast for the first rate cut further into 2024 which drove yields back up across the curve. Fixed income yields concluded the reporting period at historical highs in response to the uncertainty surrounding monetary policy. While the economy has seemingly avoided the recession many forecasted in the beginning of the reporting period, pressure on the Fed to balance its dual mandate while avoiding broader economic disruption remains.
How did the Victory Core Plus Intermediate Bond Fund (the “Fund”) perform during the reporting period?
The Fund has five share classes: Fund Shares, Institutional Shares, Class A, Class C, and Class R6. For the reporting period ended
April 30, 2024, the Fund Shares, Institutional Shares, Class A, Class C, and Class R6 had total returns (at net asset value) of
0.38%, 0.46%, 0.13%, -0.51%, and 0.62%, respectively. This compares to returns of -1.47% for the Bloomberg U.S. Aggregate
Bond Index (the “Index”) and -0.35% for the Lipper Core Plus Bond Fund Index.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period and outperformed the Index, which had negative returns during the reporting period. Security selection and asset allocation during the reporting period primarily drove the Fund’s positive total returns. To some extent, changes to the long-end interest rates early in the reporting period and the Index’s holding of low-coupon, longer-duration Agency residential mortgages drove the Index’s negative return. Despite the increase in Treasury rates, changes in the yield curve helped relative performance, as the Fund is focused on an overweight allocation to the belly of the curve and underweight longer duration relative to the Index. An overweight allocation to asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLOs), as did the Fund’s underweight allocation to residential mortgage-backed securities (MBS) also contributed to relative performance. The spread of the Fund’s positive attribution across sectors reflects the portfolio’s diversification. Within corporate bonds, the Fund benefited from security selection in retailers, auto, food & beverage, and technology. Other market segments weighed on relative performance, these included an underweight to utilities and the Fund’s cash holdings. From a credit risk perspective, AAAs, BBBs, single As, and high-quality high yield (BBs) relative to the Index provided the most outperformance. We continued to adhere to our disciplined investment approach, which seeks to maintain an attractive yield with an acceptable level of risk.
In keeping with our investment process, we continued to build the portfolio bond by bond. We seek ideas where our fundamental understanding of the credit risk differs from that of the market, working with our team of analysts to evaluate each potential investment individually. During the reporting period, we continued to find what we believe are attractive opportunities to deploy capital as we sought to take advantage of relative value opportunities across the fixed income market. Specifically, over the course of the reporting period, the Fund continued to decrease its holdings in corporate credit, CMBS, CLOs, and other spread-related products, as spreads tightened and were range-bound at such tighter levels. We used the opportunity to increase our holdings in agency residential mortgages and treasuries, both of which we added during the reporting period. Our analysts continued to

4
Victory Core Plus Intermediate Bond Fund
Manager’s Commentary (continued)
(Unaudited)
analyze and monitor every holding in the portfolio. We are committed to building a portfolio that we believe is diversified among multiple asset classes and across numerous issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any single issuer. In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.
Thank you for allowing us to assist you with your investment needs.

5
Victory Core Plus Intermediate Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Core Plus Intermediate Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, MBS, ABS and CMBS. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Core Plus Bond Funds Index measures performance of funds primarily invested in domestic investment-grade debt issues
(rated in the top four grades), with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market, and with dollar-weighted average maturities of five to ten years. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
Class A Class C Class R6
INCEPTION DATE 8/2/99 8/1/08 8/2/10 6/29/20 12/1/16
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Bloomberg U.S.
Aggregate Bond
Index
1
Lipper Core Plus
Bond Funds
Index
2
One Year 0.38% 0.46% 0.13% -2.09% -0.51% -1.47% 0.62% -1.47% -0.35%
Five Year 1.38% 1.44% 1.13% 0.68% N/A N/A 1.60% -0.16% 0.42%
Ten Year 2.28% 2.35% 2.01% 1.78% N/A N/A N/A 1.20% 1.60%
Since Inception N/A N/A N/A N/A -1.58% -1.58% 2.57% N/A N/A

6
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income without undue risk to principal.
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
**
Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (18.4%)
ABS Auto (10.3%):
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 4/13/25 @ 100 (a) ............................................ $ 1,365 $ 1,359
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
5/18/25 @ 100 ..................................................... 2,944 2,798
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 4/15/25 @ 100 (a) .............. 2,476 2,416
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 4/15/25 @ 100 (a) ............... 1,517 1,461
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 4/15/25 @ 100 (a) ............... 2,200 2,119
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 751 736
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 1,167 1,160
Series 2020-1A , Class B , 2 .68% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 4,000 3,847
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,250 3,293
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,810
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 7,000 7,020
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 2,811 2,835
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 3,749 3,798
Canadian Pacer Auto Receivables Trust , Series 2021-1A , Class C , 1 .46% , 12/20/27 , Callable
3/19/25 @ 100 (a) ................................................... 2,156 2,062
CarMax Auto Owner Trust ................................................
Series 2020-2 , Class B , 2 .90% , 8/15/25 , Callable 5/15/24 @ 100 ................. 862 861
Series 2020-3 , Class C , 1 .69% , 4/15/26 , Callable 7/15/24 @ 100 ................. 2,500 2,478
Series 2020-4 , Class C , 1 .30% , 8/17/26 , Callable 12/15/24 @ 100 ................ 3,450 3,350
Series 2021-2 , Class C , 1 .34% , 2/16/27 , Callable 5/15/25 @ 100 ................. 5,959 5,670
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 3,981 3,717
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 2,831 2,613
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 11/15/26 @ 100 ............... 3,250 3,207
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class C , 1 .32% , 11/9/26 , Callable 12/8/25 @ 100 ................ 551 511
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 5/10/26 @ 100 ................ 481 455
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 1/10/27 @ 100 ................ 697 648
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 6/10/27 @ 100 ................ 573 552
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 11/10/26 @ 100 ............... 10,000 9,028
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 3/25/28 @ 100 (a) .............. 1,842 1,812
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 4/25/28 @ 100 (a) .............. 2,175 2,174
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 826 820
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 936 937
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 1,404 1,408
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 1,858 1,861
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 2,874 2,885
Series 2024-1A , Class B , 5 .44% , 5/15/36 (a) ................................ 2,545 2,534
Series 2024-1A , Class C , 5 .60% , 5/15/36 (a) ................................ 2,200 2,177
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 3/15/25 @ 100 (a) .............. 720 699
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 11/15/26 @ 100 (a) ............. 150 155
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 125 128
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,911 2,936
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 2,875 2,896
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,724 2,769
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,691 4,785
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 4,598 4,618
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,566 3,593
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,207 3,193
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 5,744 5,509
DT Auto Owner Trust ....................................................
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 9/15/24 @ 100 (a) .............. 5,875 5,795
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 9/15/24 @ 100 (a) .............. 1,725 1,721
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 12/15/24 @ 100 (a) ............ 1,381 1,349
Series 2021-3A , Class C , 0 .87% , 5/17/27 , Callable 9/15/25 @ 100 (a) .............. 1,043 1,028

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 12/15/27 @ 100 (a) ........... $ 1,176 $ 1,189
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 12/15/27 @ 100 (a) ............. 770 775
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,125 1,092
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,750 2,744
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 11/20/26 @ 100 (a) ............. 2,585 2,579
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,349 2,402
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 9/20/27 @ 100 (a) .............. 3,711 3,677
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 (a) ............................... 3,291 3,293
Exeter Automobile Receivables Trust , Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable
9/15/24 @ 100 (a) ................................................... 1,000 989
Flagship Credit Auto Trust ................................................
Series 2019-2 , Class D , 3 .53% , 5/15/25 , Callable 11/15/24 @ 100 (a) .............. 529 528
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 3/15/25 @ 100 (a) ............... 5,250 5,041
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 8/15/25 @ 100 (a) ............... 394 393
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 1,080 1,073
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 2,584 2,610
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,708 1,574
Series 2021-1 , Class D , 2 .31% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,650 1,522
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,039
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 454
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 1,925
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,021
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,094
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 10,829
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 4,934
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 2,950 2,958
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,883
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1 , Class C , 1 .02% , 9/15/26 , Callable 7/15/24 @ 100 (a) ............... 4 4
Series 2021-1 , Class E , 2 .98% , 4/15/27 , Callable 7/15/24 @ 100 (a) ............... 1,835 1,822
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 7/15/26 @ 100 (a) ............... 4,385 4,317
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 3/15/28 @
100 (a) ........................................................... 1,185 1,175
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-4A , Class D , 4 .09% , 8/17/26 , Callable 6/15/24 @ 100 (a) .............. 2,109 2,104
Series 2020-2A , Class C , 4 .57% , 4/15/26 , Callable 11/15/24 @ 100 (a) ............. 329 328
Series 2021-3A , Class C , 1 .11% , 9/15/26 , Callable 3/15/26 @ 100 (a) .............. 1,412 1,391
GLS Auto Select Receivables Trust , Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 6/15/29
@ 100 (a) ......................................................... 1,381 1,359
GM Financial Automobile Leasing Trust ......................................
Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable 7/20/24 @ 100 ................. 3,756 3,728
Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable 11/20/25 @ 100 ................ 1,250 1,246
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,000 900
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 3,050 3,042
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 2,259 2,215
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 8/15/27 @ 100 (a) .............. 982 955
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 8/15/27 @ 100 (a) .............. 940 911
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 10/15/26 @ 100 (a) .............. 3,276 3,213
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 10/15/26 @ 100 (a) ............. 2,457 2,411
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,900 1,826
Series 2022-1A , Class C , 2 .63% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,355 1,304
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 3,739 3,723
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,047
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 1,075 1,084

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ $ 2,875 $ 2,862
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 1,112 1,116
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,833 1,655
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 1,667 1,631
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 12,004 11,794
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,750 3,392
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,231
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,149
Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 3,000 2,917
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 5,000 4,864
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 4/25/25 @ 100 (a) ............... 163 161
Series 2021-1 , Class D , 1 .17% , 9/25/28 , Callable 4/25/25 @ 100 (a) ............... 234 232
Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 240 236
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 108 106
Series 2021-2 , Class E , 2 .28% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 53 52
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 807 784
Series 2021-3 , Class D , 1 .01% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 552 537
Series 2021-3 , Class E , 2 .10% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 43 42
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 1,750 1,717
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 2,756 2,643
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 2,760 2,744
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 4,600 4,608
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 2,037 2,059
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 4/15/27 @ 100 (a) .............. 4,531 4,495
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 4/15/27 @ 100 (a) .............. 7,300 7,215
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 4/15/27 @ 100 (a) .............. 1,698 1,682
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 9/15/27 @ 100 (a) .............. 4,094 4,112
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 9/15/27 @ 100 (a) ............. 2,616 2,636
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 6/15/27 @ 100 (a) ............. 2,818 2,849
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 6/15/27 @ 100 (a) .............. 3,288 3,344
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 6/15/27 @ 100 (a) .............. 4,696 4,791
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 9/15/27 @ 100 (a) .............. 2,888 2,825
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 1,263 1,266
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 3,145 3,185
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 5,171 5,242
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 864 834
Oscar U.S. Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 2,000 1,898
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 4/15/26 @ 100 (a) ............. 3,000 2,953
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 4/15/26 @ 100 (a) ............... 1,382 1,372
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 10/15/25
@ 100 (a) ......................................................... 916 879
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 11/15/25 @ 100 (a) .............. 1,934 1,926
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 11/15/25 @ 100 (a) .............. 1,216 1,221
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 11/15/25 @ 100 (a) .............. 1,551 1,607
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 993 992
Series 2022-B , Class D , 6 .79% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 1,286 1,286
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 822 826
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 2,675 2,697
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 1,167 1,171
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 1,188 1,191
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 2,997 2,979
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 1,266 1,259
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 5,893 5,884
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 8/15/25 @ 100 (a) .. 451 446

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Santander Consumer Auto Receivables Trust ...................................
Series 2020-BA , Class C , 1 .29% , 4/15/26 , Callable 7/15/25 @ 100 (a) ............. $ 198 $ 198
Series 2020-BA , Class D , 2 .14% , 12/15/26 , Callable 7/15/25 @ 100 (a) ............ 5,000 4,939
Series 2020-BA , Class E , 4 .13% , 1/15/27 , Callable 7/15/25 @ 100 (a) .............. 1,000 979
Series 2021-AA , Class E , 3 .28% , 3/15/27 , Callable 12/15/25 @ 100 (a) ............. 940 883
Santander Retail Auto Lease Trust , Series 2021-C , Class C , 1 .11% , 3/20/26 , Callable 6/20/24
@ 100 (a) ......................................................... 1,151 1,145
SBNA Auto Receivables Trust , Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 8/15/28 @
100 (a) ........................................................... 2,749 2,705
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 9/15/27 @ 100 (a) .............. 6,570 6,577
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 9/15/27 @ 100 (a) ............. 3,459 3,446
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 4/20/27 @ 100 (a) .............. 2,541 2,542
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 4/20/27 @ 100 (a) .............. 1,841 1,815
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class A4 , 5 .94% , 7/20/27 , Callable 9/20/25 @ 100 (a) .............. 2,950 2,956
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 4,323 4,350
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 12/20/25 @ 100 (a) ............. 1,362 1,371
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 9/20/27 @
100 (a) ........................................................... 2,900 2,852
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 5,234 5,196
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 4,616 4,630
UNIFY Auto Receivables Trust , Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 2/15/25
@ 100 (a) ......................................................... 3,700 3,592
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 7/10/26 @ 100 (a) ............... 7,000 6,993
Series 2024-1 , Class B , 6 .57% , 6/10/27 , Callable 6/10/27 @ 100 (a) ............... 4,350 4,351
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 1,499 1,488
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 3,280 3,260
Westlake Automobile Receivables Trust , Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable
3/15/26 @ 100 (a) ................................................... 1,200 1,204
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 2,531 2,530
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,879
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,110
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,425 3,527
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 3,986
World Omni Auto Receivables Trust , Series 2021-C , Class C , 1 .06% , 4/17/28 , Callable 8/15/25
@ 100 ........................................................... 5,000 4,691
World Omni Select Auto Trust ..............................................
Series 2020-A , Class C , 1 .25% , 10/15/26 , Callable 9/15/24 @ 100 ................ 3,421 3,383
Series 2021-A , Class C , 1 .09% , 11/15/27 , Callable 8/15/25 @ 100 ................ 1,250 1,175
466,657
ABS Card (2.3%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,207 3,214
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class B , 1 .15% , 10/15/26 (a) ................................ 7,500 7,330
Series 2021-1 , Class C , 1 .42% , 10/15/26 (a) ................................ 6,300 6,152
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 3,000 2,996
Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............................. 2,750 2,757
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 6,600 6,603
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 3,918 3,928
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 2,178 2,190
Golden Credit Card Trust .................................................
Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................................ 5,000 4,525
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,076
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 2,233 2,006
Master Credit Card Trust .................................................
Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ............................... 5,775 5,758

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ $ 1,719 $ 1,557
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 1,604 1,556
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,575 2,548
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 2,051 2,054
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 3,476 3,490
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,672
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,254
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 2,838 2,808
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 2,515 2,493
Synchrony Card Funding LLC .............................................
Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @ 100 ................ 2,200 2,152
Series 2023-A1 , Class A , 5 .54% , 7/15/29 .................................. 941 940
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 9,300 8,426
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,053 1,038
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,804
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,683
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 3,625 3,626
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 3,319 3,335
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 2,995 2,963
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,677 1,662
103,596
ABS Other (5.7%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24 @ 100 (a) ............. 3,000 2,718
Series 2021-1A , Class B , 2 .48% , 8/15/46 , Callable 8/15/24 @ 100 (a) .............. 1,500 1,343
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) .............................. 1,800 1,551
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) .............................. 1,500 1,292
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 11/20/24 @ 100 (a) ............. 1,640 1,620
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 11/20/24 @ 100 (a) ............. 1,700 1,659
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 1,216 1,160
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 309 308
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,012
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 575
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 1,638 1,611
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 2,616 2,577
Atalaya Equipment Leasing Trust , Series 2021-1A , Class A2 , 1 .23% , 5/15/26 , Callable
10/15/24 @ 100 (a) .................................................. 37 37
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 1,890 1,896
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,337 1,355
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 1,018 1,039
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,093 1,593
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 3,212 3,161
CCG Receivables Trust ...................................................
Series 2020-1 , Class C , 1 .84% , 12/14/27 , Callable 6/14/24 @ 100 (a) .............. 5,786 5,757
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 3/14/25 @ 100 (a) ............... 4,488 4,285
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 2,493 2,512
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,424 1,450
CF Hippolyta Issuer LLC , Series 2021-1A , Class B1 , 1 .98% , 3/15/61 , Callable 5/15/24 @
100 (a) ........................................................... 1,885 1,656
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 308 308
Series 2023-A , Class A , 8 .01% , 1/17/28 (a) ................................. 1,009 1,009

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... $ 1,581 $ 1,576
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 7,607 6,580
Dell Equipment Finance Trust ..............................................
Series 2022-1 , Class C , 2 .94% , 8/23/27 , Callable 8/22/24 @ 100 (a) ............... 1,000 991
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 9/22/25 @ 100 (a) ............... 2,125 2,138
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 9/22/25 @ 100 (a) ............... 1,975 1,977
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 9/22/25 @ 100 (a) ............... 3,569 3,591
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,164 1,172
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,237 1,230
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,250 1,239
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 10/15/24 @ 100 (a) ............. 852 848
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ............... 8,330 8,416
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 3,476 3,513
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 1,566 1,494
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 6,000 5,313
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,000 2,665
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,418 3,733
Diamond Resorts Owner Trust , Series 2021-1A , Class B , 2 .05% , 11/21/33 , Callable 9/20/25 @
100 (a) ........................................................... 459 437
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ 2,092 2,094
ExteNet LLC , Series 2019-1A , Class A2 , 3 .20% , 7/25/49 , Callable 5/25/24 @ 100 (a) ...... 1,875 1,859
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) .............................. 6,512 5,849
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) .............................. 4,500 4,051
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) ............................. 2,468 2,247
Ford Credit Floorplan Master Owner Trust .....................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 3,430 3,400
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 3,886 3,846
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 9,439 9,431
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 6,585 6,451
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 4,297 4,299
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) ........................... 1,500 1,330
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 1,538 1,585
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 1,411 1,447
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 8/20/30 @ 100 (a) .............. 1,176 977
GreatAmerica Leasing Receivables Funding LLC , Series 2024-1 , Class C , 5 .43% , 12/15/31 ,
Callable 2/15/28 @ 100 (a) ............................................ 910 897
HPEFS Equipment Trust ..................................................
Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 9/20/24 @ 100 (a) .............. 380 377
Series 2021-2A , Class D , 1 .29% , 3/20/29 , Callable 9/20/24 @ 100 (a) .............. 4,531 4,450
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 4,076 4,085
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 10/20/26 @ 100 (a) ............. 2,350 2,388
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,259 2,245
Kubota Credit Owner Trust , Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @
100 (a) ........................................................... 1,899 1,853
M&T Equipment Notes , Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 6/15/27 @ 100 (a) 1,882 1,873
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 3,682 3,386
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 2,348 2,335
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 3/13/31 @ 100 (a) .............. 638 623
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 12/20/26 @ 100 (a) ...... 439 393
MVW Owner Trust , Series 2018-1A , Class A , 3 .45% , 1/21/36 , Callable 7/20/24 @ 100 (a) ... 934 926
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 6,097 5,312
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 1,832 1,541
NP SPE II LLC ........................................................
Series 2017-1A , Class A2 , 4 .22% , 10/21/47 , Callable 5/20/24 @ 100 (a) ............ 5,875 5,353

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 , Callable 5/19/24 @ 100 (a) ............ $ 1,781 $ 1,599
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 5/19/24 @ 100 (a) ............ 2,411 2,290
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable
7/15/25 @ 100 (a) ................................................... 1,637 1,578
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,139 1,117
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 461 453
Progress Residential Trust .................................................
Series 2021-SFR3 , Class D , 2 .29% , 5/17/26 (a) .............................. 2,000 1,833
Series 2021-SFR4 , Class C , 2 .04% , 5/17/38 (a) .............................. 2,351 2,159
Series 2021-SFR4 , Class D , 2 .31% , 5/17/38 (a) .............................. 2,500 2,298
Series 2021-SFR5 , Class D , 2 .11% , 7/17/38 (a) .............................. 2,000 1,817
Series 2021-SFR6 , Class D , 2 .23% , 7/17/38 , Callable 7/17/26 @ 100 (a) ............ 3,000 2,736
Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) .............................. 3,250 2,744
SCF Equipment Leasing LLC ..............................................
Series 2019-2A , Class C , 3 .11% , 6/21/27 , Callable 8/20/24 @ 100 (a) .............. 4,564 4,539
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 825 825
Series 2020-1A , Class C , 2 .60% , 8/21/28 , Callable 2/20/25 @ 100 (a) .............. 3,800 3,707
Series 2021-1A , Class B , 1 .37% , 8/20/29 , Callable 12/20/25 @ 100 (a) ............. 500 481
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 12/20/25 @ 100 (a) ............. 817 757
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/29 @ 100 (a) .............. 2,356 2,353
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/29 @ 100 (a) ............. 2,144 2,058
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 8/20/30 @ 100 (a) ............. 2,347 2,372
Sotheby's Artfi Master Trust , Series 2024-1A , Class A1 , 6 .43% , 12/22/31 , Callable 3/20/26 @
100 (a) ........................................................... 100 100
Tricon Residential Trust , Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @
100 (a) ........................................................... 1,800 1,739
Trinity Rail Leasing LLC .................................................
Series 2009-1A , Class A , 6 .66% , 11/16/39 (a) ............................... 200 200
Series 2019-1A , Class A , 3 .82% , 4/17/49 , Callable 5/17/24 @ 100 (a) .............. 3,109 2,965
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 5/19/24 @ 100 (a) .............. 888 774
Series 2022-1A , Class A , 4 .55% , 5/20/52 , Callable 10/21/24 @ 100 (a) ............. 2,344 2,189
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 5/15/24
@ 100 (a) ......................................................... 2,068 2,054
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 9,000 7,783
VB-S1 Issuer LLC ......................................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 3,703
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,263 2,974
VB-S1 Issuer LLC - VBTEL , Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @
100 (a) ........................................................... 7,500 6,575
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @ 100 (a) ............. 1,341 1,345
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 1,077 1,082
Verizon Master Trust ....................................................
Series 2021-2 , Class C , 1 .38% , 4/20/28 , Callable 10/20/24 @ 100 ................ 2,000 1,955
Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ................. 1,871 1,858
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,786
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,150
258,248
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 6 .16% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 7/25/27 @
100 (b) ........................................................... 355 336
Series 2012-6 , Class B , 6 .44% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 1/25/30 @ 100 (b) 2,500 2,341
2,677
Total Asset-Backed Securities (Cost $849,516)
a
a
a
831,178

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Loan Obligations (3.0%)
Cash Flow CLO (3.0%):
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 7 .09% ( TSFR3M + 180 bps ) , 4/15/37 ,
Callable 4/15/26 @ 100 (a) (b) .......................................... $ 2,767 $ 2,771
720 East CLO Ltd. ......................................................
Series 2022-1A , Class B , 8 .57% ( TSFR3M + 325 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ......................................................... 4,650 4,693
Series 2022-1A , Class C , 9 .57% ( TSFR3M + 425 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ......................................................... 6,000 6,055
Series 2023-2A , Class A2 , 7 .48% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ......................................................... 3,755 3,770
Series 2023-2A , Class D , 10 .48% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ......................................................... 2,816 2,892
Series 2023-IA , Class B , 7 .83% ( TSFR3M + 250 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ......................................................... 3,000 3,005
Series 2023-IA , Class D , 11 .18% ( TSFR3M + 585 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ......................................................... 5,750 5,764
Aimco CLO Ltd. .......................................................
Series 2023-20A , Class B1 , 7 .56% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ......................................................... 2,822 2,832
Series 2023-20A , Class C1 , 8 .06% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ......................................................... 2,822 2,824
AIMCO CLO Ltd. , Series 2022-17A , Class B , 7 .42% ( TSFR3M + 210 bps ) , 7/20/35 , Callable
7/20/24 @ 100 (a) (b) ................................................. 2,000 2,004
Ballyrock CLO Ltd. , Series 2022-20A , Class A2AR , 7 .53% ( TSFR3M + 220 bps ) , 7/15/34 ,
Callable 10/15/24 @ 100 (a) (b) ......................................... 3,054 3,059
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A , Class A1 , 7 .62% ( TSFR3M + 230 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ......................................................... 4,600 4,618
Series 2023-1A , Class A2 , 7 .97% ( TSFR3M + 265 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ......................................................... 7,500 7,636
Series 2023-1A , Class C , 9 .32% ( TSFR3M + 400 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ......................................................... 1,825 1,870
Series 2023-1A , Class D , 11 .48% ( TSFR3M + 616 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ......................................................... 7,300 7,374
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A , Class C , 8 .82% ( TSFR3M + 350 bps ) , 10/20/35 , Callable 10/20/24 @
100 (a) (b) ......................................................... 2,816 2,801
Series 2023-2A , Class D1 , 11 .07% ( TSFR3M + 575 bps ) , 10/20/35 , Callable 10/20/24 @
100 (a) (b) ......................................................... 4,224 4,279
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/25 @
100 (a) ........................................................... 3,750 3,572
Dryden CLO Ltd. , Series 2023-102A , Class A2 , 7 .33% ( TSFR3M + 200 bps ) , 10/15/36 , Callable
10/15/25 @ 100 (a) (b) ................................................ 1,690 1,699
Flatiron CLO Ltd. , Series 2018-1A , Class A , 6 .53% ( TSFR3M + 121 bps ) , 4/17/31 , Callable
7/17/24 @ 100 (a) (b) ................................................. 2,203 2,203
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 8 .12% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (b) .................................... 2,345 2,379
LCM Ltd. , Series 36A , Class A2 , 6 .99% ( TSFR3M + 166 bps ) , 1/15/34 , Callable 7/15/24 @
100 (a) (b) ......................................................... 3,000 2,957
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 6 .97% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (b) ......................................... 4,705 4,738
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 7 .76% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 7/12/24 @ 100 (a) (b) .......................................... 4,000 3,968
Neuberger Berman Loan Advisers CLO Ltd. , Series 2018-29A , Class B2 , 4 .60% , 10/19/31 ,
Callable 10/19/24 @ 100 (a) ........................................... 5,000 4,774
Oaktree CLO Ltd. ......................................................
Series 2022-3A , Class B1 , 8 .43% ( TSFR3M + 310 bps ) , 7/15/35 , Callable 7/15/24 @
100 (a) (b) ......................................................... 3,100 3,111
Series 2022-3A , Class C , 9 .48% ( TSFR3M + 415 bps ) , 7/15/35 , Callable 7/15/24 @
100 (a) (b) ......................................................... 3,000 3,011
Series 2023-1A , Class B , 7 .88% ( TSFR3M + 255 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ......................................................... 2,250 2,254

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Octagon 68 Ltd. , Series 2023-1A , Class X , 6 .62% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (b) ................................................ $ 4,703 $ 4,703
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-2A , Class A2 , 7 .23% ( TSFR3M + 190 bps ) , 10/15/30 , Callable 7/15/24 @
100 (a) (b) ......................................................... 3,000 3,000
Series 2023-1A , Class A2 , 7 .82% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ......................................................... 5,622 5,631
Stratus CLO Ltd. , Series 2021-3A , Class B , 7 .14% ( TSFR3M + 181 bps ) , 12/29/29 , Callable
7/20/24 @ 100 (a) (b) ................................................. 2,259 2,260
Trestles CLO IV Ltd. , Series 2021-4A , Class B2 , 2 .72% , 7/21/34 , Callable 7/21/24 @ 100 (a) . 1,000 852
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 8 .06% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
7/18/24 @ 100 (a) (b) ................................................. 5,000 5,002
Venture CLO Ltd. ......................................................
Series 2022-46A , Class A2F , 5 .02% , 7/20/35 , Callable 7/20/24 @ 100 (a) ........... 4,500 4,108
Series 2022-46A , Class BN , 8 .32% ( TSFR3M + 300 bps ) , 7/20/35 , Callable 7/20/24 @
100 (a) (b) ......................................................... 3,000 3,007
Series 2023-47A , Class AJ , 7 .62% ( TSFR3M + 230 bps ) , 4/20/36 , Callable 4/20/25 @
100 (a) (b) ......................................................... 2,806 2,826
Series 2023-48A , Class B1 , 8 .07% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (b) ......................................................... 3,053 3,078
137,380
Total Collateralized Loan Obligations (Cost $137,554)
a
a
a
137,380
Collateralized Mortgage Obligations (8.8%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 3,961 3,902
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 2,351 2,320
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,588 2,170
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 4,519 4,477
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 2,782 2,747
15,616
Agency Commercial MBS (1.8%):
Federal Home Loan Mortgage Corporation .....................................
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 17,412 14,161
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 15,660 12,790
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 17,736 14,607
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,065 4,152
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 10,000 8,248
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 20,137 16,747
Series K147 , Class A2 , 3 .00% , 6/25/32 , Callable 6/25/32 @ 100 (c) ............... 10,994 9,428
Federal National Mortgage Association , Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (c) ..... 2,060 1,942
82,075
Commercial MBS (6.7%):
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 6 .61% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) ............. 3,000 2,781
Series 2021-1177 , Class D , 7 .26% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) ............. 10,600 9,039
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .72% , 5/15/53 , Callable 5/15/30 @ 100 (a) (c) .......... 1,500 1,252
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (c) .......... 3,200 2,498
Austin Fairmont Hotel Trust , Series 2019-FAIR , Class D , 7 .17% ( TSFR1M + 185 bps ) ,
9/15/32 (a) (b) ...................................................... 3,585 3,563
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (c) ............................. 1,450 1,348
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) ............................. 1,310 1,179
Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (c) ............................. 12,860 10,910
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class D , 3 .72%
( LIBOR01M + 105 bps ) , 4/14/33 , Callable 4/14/25 @ 100 (a) (b) ................... 7,485 7,075
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,643

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 5/10/25 @ 100 (a) ..... $ 5,935 $ 5,627
BBCMS Mortgage Trust ..................................................
Series 2020-BID , Class C , 9 .08% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) ............. 3,781 3,696
Series 2020-BID , Class D , 10 .07% ( TSFR1M + 474 bps ) , 10/15/37 (a) (b) ............ 3,800 3,696
Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @ 100 (c) ............ 1,622 1,461
Benchmark Mortgage Trust ................................................
Series 2019-B14 , Class AS , 3 .35% , 12/15/62 , Callable 11/15/29 @ 100 ............ 5,000 4,255
Series 2021-B25 , Class 300D , 3 .09% , 4/15/54 , Callable 4/15/31 @ 100 (a) (c) ........ 2,417 1,520
Series 2022-B36 , Class XA , 0 .81% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 40,630 1,816
BPR Trust ............................................................
Series 2021-TY , Class B , 6 .59% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) ............... 750 736
Series 2021-TY , Class D , 7 .79% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) ............... 2,752 2,687
Series 2022-OANA , Class A , 7 .22% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) ............ 4,500 4,514
Series 2022-OANA , Class D , 9 .02% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) ............ 9,500 9,486
Series 2022-STAR , Class A , 8 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) ............. 2,804 2,811
BX Commercial Mortgage Trust ............................................
Series 2021-PAC , Class B , 6 .33% ( TSFR1M + 101 bps ) , 10/15/36 (a) (b) ............. 3,250 3,192
Series 2021-VOLT , Class B , 6 .39% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) ............. 216 214
Series 2022-CLS , Class C , 6 .79% , 10/13/27 (a) .............................. 2,500 2,230
Series 2022-CSMO , Class C , 9 .21% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) ............ 7,500 7,542
Series 2022-CSMO , Class D , 9 .66% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) ............ 2,400 2,410
Series 2023-XL3 , Class A , 7 .08% ( TSFR1M + 176 bps ) , 12/9/40 (a) (b) .............. 195 196
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 3,000 2,730
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (c) ............................ 5,545 4,048
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (c) ............................ 3,750 2,634
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) ............................ 5,750 3,766
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) .................................................. 2,000 1,592
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 11,600 10,827
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (c) ........... 3,280 3,198
Series 2015-PC1 , Class B , 4 .42% , 7/10/50 , Callable 6/10/25 @ 100 (c) ............. 3,399 3,249
Series 2020-CBM , Class A2 , 2 .90% , 2/10/37 , Callable 2/10/25 @ 100 (a) ........... 2,660 2,571
Series 2020-CBM , Class C , 3 .40% , 2/10/37 , Callable 2/10/25 @ 100 (a) ............ 9,700 9,287
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) ............ 1,075 843
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 1,950 1,678
CSMC Trust ..........................................................
Series 2019-UVIL , Class C , 3 .39% , 12/15/41 (a) (c) ........................... 5,000 4,146
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) ........... 2,500 1,849
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 580 552
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) ............. 5,000 2,248
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) ............. 2,500 308
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 7 .04% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) 2,750 2,748
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class C , 5 .69% , 9/10/38 (a) (c) ........ 1,882 1,805
GS Mortgage Securities Corp. Trust ..........................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,519
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... 5,000 4,282
Series 2020-UPTN , Class B , 2 .95% , 2/10/37 , Callable 2/10/25 @ 100 (a) ........... 1,735 1,640
Hilton USA Trust .......................................................
Series 2016-HHV , Class B , 4 .33% , 11/5/38 (a) (c) ............................ 4,650 4,401
Series 2016-HHV , Class C , 4 .33% , 11/5/38 (a) (c) ............................ 824 774
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 12,233 11,833
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) ............ 8,865 8,212
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) .............................. 745 649
Series 2019-30HY , Class D , 3 .56% , 7/10/39 (a) (c) ............................ 4,947 4,054
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (c) ........................... 4,960 4,232
Series 2019-55HY , Class D , 3 .04% , 12/10/41 (a) (c) ........................... 5,672 4,488
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class C , 8 .81% ( TSFR1M + 349 bps ) , 10/15/39 (a) (b) ............ 1,900 1,897
Series 2022-LPFX , Class C , 3 .95% , 3/15/32 (a) (c) ............................ 2,500 1,958

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Jackson Park Trust ......................................................
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) .............................. $ 5,000 $ 4,185
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (c) ............................ 5,000 3,992
JP Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10 , Class C , 4 .21% , 12/15/47 , Callable 1/15/25 @ 100 (c) ............ 1,632 1,509
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) .............. 5,000 4,387
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) ............ 2,436 2,094
Series 2019-OSB , Class D , 3 .91% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) ............ 2,000 1,664
Series 2021-2NU , Class D , 2 .15% , 1/5/40 (a) ............................... 2,700 1,914
Series 2021-2NU , Class XA , 0 .15% , 1/5/40 (a) (c) (d) .......................... 226,300 709
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2012-C8 , Class XA , 1 .94% ,
10/15/45 , Callable 8/15/22 @ – (c) (d) ..................................... — (e) —
Life BMR Mortgage Trust , Series 2022-BMR2 , Class C , 7 .41% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/24 @ 100 (a) (b) .......................................... 2,250 2,200
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .............................. 6,404 5,594
Series 2020-1MW , Class C , 2 .41% , 9/10/39 (a) (c) ............................ 5,000 4,293
Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) ............................ 4,250 3,599
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class D , 7 .04% ( LIBOR01M + 172 bps ) , 4/15/38 (a) (b) ........... 1,678 1,665
Series 2021-MHC2 , Class D , 6 .94% ( TSFR1M + 161 bps ) , 5/15/38 (a) (b) ............ 1,520 1,500
MHP , Series 2022-MHIL , Class D , 6 .93% ( TSFR1M + 161 bps ) , 1/15/27 (a) (b) ............ 2,279 2,251
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .90% , 11/9/43 (a) .......... 2,750 1,341
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 7 .72% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) ...................................................... 3,000 2,889
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .97% ( TSFR1M + 164 bps ) , 3/15/41 (a) (b) 2,976 2,979
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) .................. 5,182 4,296
ONE Mortgage Trust , Series 2021-PARK , Class D , 6 .94% ( LIBOR01M + 161 bps ) ,
3/15/36 (a) (b) ...................................................... 5,000 4,675
ORL Trust , Series 2023-GLKS , Class A , 7 .67% ( TSFR1M + 235 bps ) , 10/19/36 (a) (b) ....... 1,880 1,884
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/15/40 (a) ....................... 2,357 2,277
SLG Office Trust .......................................................
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) .............................. 4,000 3,136
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) .............................. 4,000 3,120
SREIT Trust , Series 2021-MFP2 , Class D , 7 .01% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) ...... 1,000 988
TTAN , Series 2021-MHC , Class D , 7 .19% ( TSFR1M + 186 bps ) , 3/15/38 (a) (b) ............ 1,511 1,492
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3 , Class B , 4 .65% , 9/15/57 , Callable 10/15/25 @ 100 (c) ........... 2,000 1,915
Series 2015-NXS4 , Class AS , 3 .97% , 12/15/48 , Callable 11/15/25 @ 100 ........... 3,500 3,343
Series 2015-NXS4 , Class B , 4 .22% , 12/15/48 , Callable 11/15/25 @ 100 (c) .......... 5,000 4,695
Series 2018-AUS , Class A , 4 .19% , 8/17/36 (a) (c) ............................ 4,200 3,860
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,668
Series 2021-SAVE , Class D , 7 .94% ( TSFR1M + 261 bps ) , 2/15/40 (a) (b) ............. 1,200 1,181
WFRBS Commercial Mortgage Trust , Series 2012-C10 , Class XA , 1 .66% , 12/15/45 , Callable
12/15/22 @ – (c) .................................................... — (e) —
301,690
Private CMO Floating (0.0%):(f)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 6 .18%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 5/19/24 @ 100 (b) ........................ 567 456
Total Collateralized Mortgage Obligations (Cost $440,627)
a
a
a
399,837
Shares
Preferred Stocks (0.4%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 9 .86% ( US0003M + 430 bps ) (b) (g) ............................. 400,000 10,396
Financials (0.2%):
Citigroup Capital XIII , 11 .96% ( TSFR3M + 663 bps ) , 10/30/40 (b) ..................... 87,500 2,537

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
U.S. Bancorp , Series A , 6 .61% ( TSFR3M + 128 bps ) (b) (g) (h) ........................ 5,000 $ 4,310
6,847
Total Preferred Stocks (Cost $15,932)
a
a
a
17,243
Principal Amount
(000)
Senior Secured Loans (1.5%)
Communication Services (0.0%):(f)
Cincinnati Bell, Inc., Term B2, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 11/24/28 (b) ....... $ 489 488
Consumer Discretionary (0.4%):
Academy Ltd., Refinancing Term Loans, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 11/8/27 (b) . 113 113
Alterra Mountain Co., Term Loan B-4, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 8/17/28 (b) .. 430 431
Aramark Services, Inc., Term Loan B8, First Lien , 7 .33% ( SOFR01M + 200 bps ) , 6/24/30 (b) .. 465 465
Carnival Corp., 2024 Repricing Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 8/9/27 (b) 687 690
Carnival Corp., 2024 Repricing Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) ,
10/18/28 (b) ....................................................... 2,382 2,389
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 95 98
Flutter Entertainment PLC, Term B Loan, First Lien , 7 .56% ( SOFR03M + 225 bps ) , 11/29/30 (b) 1,397 1,398
Great Outdoors Group LLC, Term B1, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/6/28 (b) ... 154 154
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien , 7 .83%
( SOFR01M + 250 bps ) , 8/8/28 (b) ......................................... 1,940 1,942
Light & Wonder International, Inc., Term B-1 Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) ,
4/16/29 (b) ........................................................ 980 981
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56% ( SOFR03M + 325 bps ) ,
3/6/28 (b) ......................................................... 4,240 3,654
Sotheby's, 2021 2nd Refin Term Loan, First Lien , 9 .83% ( SOFR03M + 450 bps ) , 1/15/27 (b) ... 1,161 1,130
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
3/18/30 (b) ........................................................ 1,980 1,985
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien , 8 .57% ( SOFR01M + 325 bps ) ,
12/14/29 (b) ....................................................... 990 992
United Airlines, Inc., Term B Loan, First Lien , 8 .08% ( SOFR03M + 275 bps ) , 2/24/31 (b) ..... 1,500 1,504
17,926
Consumer Staples (0.0%):(f)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .80% ( SOFR03M + 350 bps ) ,
10/8/27 (b) ........................................................ 639 641
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .82% ( SOFR01M + 350 bps ) ,
10/8/27 (b) ........................................................ 22 22
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien , 9 .05%
( SOFR03M + 375 bps ) , 12/22/26 (b) ....................................... 4 4
667
Financials (0.5%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 10 .07% ( SOFR03M + 475 bps ) ,
4/20/28 (b) ........................................................ 800 831
Boost Newco Borrower LLC, Initial USD Term Loan, First Lien , 8 .31% ( SOFR03M + 300 bps ) ,
1/31/31 (b) ........................................................ 6,050 6,061
CDK Global, Inc., 2023 Term Loans, First Lien , 9 .31% ( SOFR03M + 400 bps ) , 7/6/29 (b) .... 2,287 2,295
CQP Holdco LP, Term B2, First Lien , 8 .30% ( SOFR03M + 300 bps ) , 12/31/30 (b) .......... 884 887
Delta 2 Lux Sarl, Term Loan B, First Lien , 7 .56% ( SOFR03M + 225 bps ) , 1/15/30 (b) ....... 1,500 1,501
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .07% ( SOFR01M + 375 bps ) ,
1/29/29 (b) ........................................................ 480 481
Hyperion Refinance Sarl, 2023 Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
4/18/30 (b) ........................................................ 495 497
IRB Holding Corp., Term B, First Lien , 8 .08% ( SOFR01M + 275 bps ) , 12/15/27 (b) ......... 736 737
Medline Borrower LP, Initial Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 10/23/28 (b) 192 193
Mileage Plus Holdings LLC, Initial Term Loan, First Lien , 10 .58% ( SOFR03M + 525 bps ) ,
6/21/27 (b) ........................................................ 4,178 4,285
Oculus Acquisition Corp., Initial Term Loan, First Lien , 8 .82% ( SOFR03M + 350 bps ) ,
11/8/27 (b) ........................................................ 2,723 2,730
OEG Borrower LLC, Initial Term Loans, First Lien ( SOFR01M + 500 bps ) , 6/18/29 (b) (i) ..... 493 492

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
19
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Polaris Newco LLC, Dollar Term Loan, First Lien , 9 .31% ( SOFR03M + 400 bps ) , 6/5/28 (b) .. $ 236 $ 235
Truist Insurance Holdings LLC, Term B Loan, First Lien , 3/22/31 (c) (i) ................ 1,225 1,227
Whatabrands LLC, Initial Term B Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 8/3/28 (b) . 178 178
Whitewater Whistler Holdings LLC, SOFR TRM C, First Lien , 8 .05% ( SOFR03M + 275 bps ) ,
2/15/30 (b) ........................................................ 476 476
23,106
Health Care (0.1%):
R1 RCM, Inc., Initial Term Loan B, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 6/21/29 (b) .... 2,643 2,653
Industrials (0.1%):
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien , 8 .56% ( SOFR03M + 325 bps ) ,
3/13/28 (b) ........................................................ 35 35
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) ,
3/11/28 .......................................................... 450 447
Foundation Building Materials, Initial Term Loans, First Lien , 8 .56% ( SOFR03M + 325 bps ) ,
1/31/28 (b) ........................................................ 486 487
Graham Packaging Co., Inc., New Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
8/4/27 (b) ......................................................... 452 452
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien , 8 .27%
( SOFR03M + 300 bps ) , 8/5/30 (b) ......................................... 192 192
MKS Instruments, Inc., Facility 2023 Rolled TLB, First Lien , 7 .82% ( SOFR01M + 250 bps ) ,
8/17/29 (b) ........................................................ 3,639 3,641
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 9/25/28 (b) ........................................ 975 980
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 3/3/28 (b) ......................................... 462 456
6,690
Information Technology (0.3%):
Open Text Corp., TLB, First Lien , 8 .08% ( SOFR01M + 275 bps ) , 1/31/30 (b) .............. 6,879 6,895
Proofpoint, Inc., Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 8/31/28 (b) .... 474 476
Rocket Software, Inc., Term Loan, First Lien , 11/28/28 (i) .......................... 5,500 5,464
UKG, Inc., Initial Term Loan, First Lien , 8 .81% ( SOFR03M + 350 bps ) , 2/10/31 (b) ......... 129 130
12,965
Materials (0.1%):
The Chemours Co., TLB, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 8/18/28 (b) ............ 3,275 3,269
Total Senior Secured Loans (Cost $67,597)
a
a
a
67,764
Corporate Bonds (16.1%)
Communication Services (0.8%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 2,500 2,244
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .25% , 1/15/34 , Callable 1/15/28 @
102.13 (a) ......................................................... 5,580 4,045
Charter Communications Operating LLC , 7 .07% , 2/1/27 , Callable 6/5/24 @ 100 .......... 3,700 3,695
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 2,500 2,064
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 1,635 1,143
Comcast Corp. , 3 .20% , 7/15/36 , Callable 1/15/36 @ 100 ........................... 750 589
Cox Communications, Inc. , 5 .70% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................ 2,992 2,926
Gray Television, Inc.
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) (h) .......................... 4,440 2,672
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 1,000 599
Lamar Media Corp. , 3 .63% , 1/15/31 , Callable 1/15/26 @ 101.81 ..................... 259 221
Paramount Global , 4 .38% , 3/15/43 .......................................... 7,358 4,871
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 310 307
T-Mobile US, Inc.
3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ................................ 1,585 1,394
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,155 1,085

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
20
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Verizon Communications, Inc.
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. $ 2,915 $ 2,420
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 250 152
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 3,000 2,586
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 2,217 1,697
34,710
Consumer Discretionary (1.4%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (a) ...................... 471 483
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 3,506 2,931
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 2,161 1,695
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 771 665
Choice Hotels International, Inc. , 3 .70% , 1/15/31 , Callable 10/15/30 @ 100 ............. 4,000 3,424
Daimler Truck Finance North America LLC , 5 .50% , 9/20/33 (a) ...................... 3,542 3,484
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 3,042 2,888
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 1,795 1,926
Hilton Domestic Operating Co., Inc. , 3 .63% , 2/15/32 , Callable 8/15/26 @ 101.81 (a) ....... 30 25
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 2,500 2,065
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 (h) ........................... 870 876
Marriott International, Inc. , 2 .75% , 10/15/33 , Callable 7/15/33 @ 100 ................. 250 197
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 1,437 1,247
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 1,385 1,393
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @
100 (a) (h) ......................................................... 2,650 2,249
Sotheby's , 7 .38% , 10/15/27 , Callable 5/17/24 @ 101.84 (a) ......................... 2,492 2,325
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 25,057 26,212
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 1,576 1,254
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 2,473 2,477
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,218
Volkswagen Group of America Finance LLC
3 .75% , 5/13/30 (a) .................................................. 4,000 3,632
5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) ............................... 3,208 3,128
65,794
Consumer Staples (0.8%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,625 1,274
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 11,044 6,446
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/15/25 @ 103.25 (a) .............................. 2,348 2,346
4 .88% , 2/15/30 , Callable 2/15/25 @ 103.66 (a) .............................. 1,150 1,072
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 2,812 2,700
BAT Capital Corp. , 7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ....................... 1,000 1,110
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,517 1,446
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (h) ...................... 3,930 3,847
Kellanova , 4 .50% , 4/1/46 ................................................. 3,111 2,549
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 2,122 1,892
Pilgrim's Pride Corp. , 6 .25% , 7/1/33 , Callable 4/1/33 @ 100 ........................ 2,000 1,988
Post Holdings, Inc. , 4 .50% , 9/15/31 , Callable 9/15/26 @ 102.25 (a) ................... 85 75
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 2,635 2,039
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 2,400 1,972
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 3,525 3,701
34,457
Energy (0.6%):
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 2,727 2,188
Cheniere Energy, Inc. , 4 .63% , 10/15/28 , Callable 5/17/24 @ 102.31 ................... 500 478
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 1,000 920
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 3,208 3,062
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,230 3,158
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 4,079 4,085
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) ... 1,000 968

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
21
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
ONEOK, Inc. , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ........................... $ 2,210 $ 1,925
Venture Global LNG, Inc. , 9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................ 3,289 3,508
Viper Energy, Inc.
5 .38% , 11/1/27 , Callable 5/22/24 @ 101.79 (a) .............................. 5,500 5,366
7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .............................. 1,219 1,256
26,914
Financials (6.3%):
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 2,030 1,975
Aretec Group, Inc. , 10 .00% , 8/15/30 , Callable 10/15/26 @ 105 (a) .................... 1,400 1,521
Arthur J. Gallagher & Co. , 5 .45% , 7/15/34 , Callable 4/15/34 @ 100 ................... 3,234 3,137
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 3,000 2,399
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 6,000 4,856
Bank of America Corp.
2 .30% ( SOFR + 122 bps ) , 7/21/32 , Callable 7/21/31 @ 100 (b) .................... 4,000 3,187
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .................. 4,750 3,714
BankUnited, Inc. , 5 .13% , 6/11/30 , Callable 3/11/30 @ 100 ......................... 2,000 1,799
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 4,058 3,684
Blue Owl Credit Income Corp. , 5 .50% , 3/21/25 ................................. 4,000 3,971
Blue Owl Finance LLC
3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................................ 2,629 2,163
6 .25% , 4/18/34 , Callable 1/18/34 @ 100 (a) ................................ 3,209 3,180
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 8,828 9,105
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 3,046 3,080
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 3,121 2,775
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 5,000 3,787
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 4,136 4,131
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 1,750 1,743
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (g) (h) .................... 5,764 5,636
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 3,000 2,234
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (b) .................................................. 978 705
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 947
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 5,331 5,327
Fidelity National Information Services, Inc. , 5 .10% , 7/15/32 , Callable 4/15/32 @ 100 ...... 997 967
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (g) ........... 5,088 4,853
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) 1,500 1,427
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 (h) ....................... 3,000 2,770
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 3,250 3,219
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 250 200
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 4,226 4,574
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 2,826 2,083
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 2,762 2,639
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 469 476
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 3,898 2,871
Jefferies Financial Group, Inc. , 6 .20% , 4/14/34 , Callable 1/14/34 @ 100 ................ 3,209 3,172
JPMorgan Chase & Co.
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................. 8,503 7,271
5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) .................... 1,676 1,667
KeyBank NA , 4 .90% , 8/8/32 ............................................... 4,403 3,777
KeyCorp Capital II , 6 .88% , 3/17/29 .......................................... 750 736
KeyCorp.
3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 , MTN (b) .......... 500 498
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 2,549 2,259
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 3,665 3,602
Lazard Group LLC , 6 .00% , 3/15/31 , Callable 1/15/31 @ 100 ........................ 1,601 1,600
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 9,816 11,269

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
22
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Morgan Stanley
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (b) ............... $ 1,947 $ 1,523
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 22,175 17,123
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 7,750 6,091
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 2,750 2,830
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 3,043 3,102
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (g) (h) ...... 5,036 4,933
Santander Holdings USA, Inc. , 4 .40% , 7/13/27 , Callable 4/14/27 @ 100 ................ 3,318 3,178
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 3,655 3,715
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (g) ...................... 8,563 8,373
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 2,748 2,650
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (g) (h) ..................... 15,861 15,676
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 3,299 3,282
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) 4,409 4,413
The PNC Financial Services Group, Inc. , 4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable
6/6/32 @ 100 (b) .................................................... 7,793 7,123
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (g) (h) ..................... 10,486 10,200
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (g) ...................... 6,419 5,821
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (b) ............. 970 1,015
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) .................... 10,609 9,776
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ...................... 3,000 2,768
Wells Fargo & Co. , 5 .90% , Callable 6/15/24 @ 100 (g) ............................ 27,299 27,209
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 3,291 3,161
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 3,207 3,069
284,017
Health Care (1.1%):
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 2,750 2,701
Bayer U.S. Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 (a) ............... 5,000 4,013
Bio-Rad Laboratories, Inc. , 3 .70% , 3/15/32 , Callable 12/15/31 @ 100 ................. 1,625 1,411
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 5,000 4,917
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,783
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 4,067 3,270
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) ..... 1,000 781
CVS Health Corp. , 5 .63% , 2/21/53 , Callable 8/21/52 @ 100 ........................ 3,229 2,979
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 2,695 2,324
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 8,525 8,113
GE HealthCare Technologies, Inc. , 5 .91% , 11/22/32 , Callable 8/22/32 @ 100 ............ 5,000 5,107
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 2,768 2,701
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 226 195
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 10/1/24 @ 101.94 (a) .................. 250 224
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 941 801
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ...................... 3,691 3,563
Tenet Healthcare Corp. , 4 .25% , 6/1/29 , Callable 6/1/24 @ 102.13 .................... 200 183
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 3,604 2,865
48,931
Industrials (2.9%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 3,000 2,416
Alaska Airlines Pass Through Trust
8 .00% , 8/15/25 (a) .................................................. 1,904 1,922
4 .80% , 8/15/27 (a) .................................................. 4,354 4,223
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 1,082 1,058
4 .00% , 7/15/25 .................................................... 3,684 3,549
3 .70% , 10/15/25 .................................................... 3,717 3,544
3 .60% , 10/15/29 .................................................... 1,351 1,203

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
23
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ $ 4,195 $ 4,051
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 3,664 3,542
Ashtead Capital, Inc.
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 3,083 2,446
5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) ................................ 2,000 1,918
Aviation Capital Group LLC , 5 .50% , 12/15/24 , Callable 11/15/24 @ 100 (a) ............. 3,000 2,983
British Airways Pass Through Trust
4 .63% , 6/20/24 (a) .................................................. 1,741 1,735
3 .35% , 6/15/29 (a) .................................................. 1,469 1,348
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (h) ......................... 10,698 10,321
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 3,761 3,368
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 458 456
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 2,271 1,800
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 4,834 4,827
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 4,663 4,344
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 1,759 1,728
JetBlue Pass Through Trust , 7 .75% , 11/15/28 (h) ................................. 3,435 3,505
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 2,110 2,028
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,227
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 6/6/24 @ 103.25 (a) ........................................... 8,158 8,175
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 3,327 3,347
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 3,916 3,977
Southwest Airlines Co. , 2 .63% , 2/10/30 , Callable 11/10/29 @ 100 .................... 2,653 2,249
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 940 1,018
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 1,500 1,660
The Boeing Co.
6 .88% , 3/15/39 .................................................... 12,012 12,196
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 13,534 11,988
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 (a) ................................. 2,266 2,274
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,117 990
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 3,792 3,680
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,642 2,576
3 .50% , 5/1/28 ..................................................... 2,974 2,737
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) (h) .................................................... 2,540 2,271
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 3,433 3,421
132,101
Information Technology (0.4%):
Booz Allen Hamilton, Inc. , 5 .95% , 8/4/33 , Callable 5/4/33 @ 100 .................... 1,881 1,893
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 448 352
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (a) .............. 2,935 2,771
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 250 202
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 3,613 2,957
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,621 1,097
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 4,000 3,379
Teledyne Technologies, Inc. , 2 .75% , 4/1/31 , Callable 1/1/31 @ 100 ................... 500 416
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 2,804 2,845
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 3,289 2,566
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 5/17/24 @
101.94 (a) ......................................................... 1,250 1,105
19,583
Materials (0.4%):
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 2,404 2,386
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 1,143 940
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 5,323 4,567
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 2,460 1,764

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
24
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... $ 458 $ 460
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 1,300 1,064
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 894 981
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 3,538 3,180
4 .50% , 6/15/47 , Callable 12/15/46 @ 100 ................................. 2,778 2,289
17,631
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc. , 1 .88% , 2/1/33 , Callable 11/1/32 @ 100 ............ 3,000 2,203
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,723
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 2,250 1,631
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 4,313 3,495
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 1,028 1,022
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 5,543 4,606
Crown Castle, Inc. , 2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ......................... 1,701 1,140
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 3,528 2,863
Federal Realty OP LP , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 ........................ 3,000 2,660
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 3,726 3,330
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 409 334
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 1,409 1,461
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 209 203
LXP Industrial Trust , 4 .40% , 6/15/24 , Callable 6/6/24 @ 100 ........................ 5,256 5,240
Pine Street Trust I , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ...................... 1,750 1,634
RHP Hotel Properties LP/RHP Finance Corp. , 4 .50% , 2/15/29 , Callable 6/6/24 @ 102.25 (a) . 75 69
SBA Tower Trust
2 .84% , 1/15/25 , Callable 6/6/24 @ 100 (a) ................................. 2,337 2,285
2 .33% , 1/15/28 , Callable 7/15/26 @ 100 (a) ................................ 3,000 2,646
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 2,991
2 .59% , 10/15/31 (a) .................................................. 5,000 3,961
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 100 85
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 2,821 2,813
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 575 513
Vornado Realty LP , 3 .40% , 6/1/31 , Callable 3/1/31 @ 100 .......................... 2,000 1,556
52,464
Utilities (0.2%):
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,133 1,128
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,382 2,378
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 733 578
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 1,625 1,314
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,977 2,880
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 2,997 2,770
11,048
Total Corporate Bonds (Cost $751,815)
a
a
a
727,650
Yankee Dollars (4.1%)
Communication Services (0.1%):
Rogers Communications, Inc.
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,700 1,484
4 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 1,750 1,382
2,866
Consumer Discretionary (0.1%):
Flutter Treasury Designated Activity Co. , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .... 2,290 2,299
Nissan Motor Co. Ltd. , 4 .81% , 9/17/30 , Callable 6/17/30 @ 100 (a) ................... 2,003 1,822
4,121

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
25
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Consumer Staples (0.1%):
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... $ 3,000 $ 2,319
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3 .63% , 1/15/32 , Callable 1/15/27 @ 101.81 ................................ 500 417
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 (a) ............................... 2,107 2,147
6 .50% , 12/1/52 , Callable 6/1/52 @ 100 ................................... 444 420
5,303
Energy (0.2%):
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 3,665 3,587
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) .................. 3,000 2,748
Petroleos Mexicanos , 10 .00% , 2/7/33 , Callable 11/7/32 @ 100 ....................... 1,000 980
7,315
Financials (2.4%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 5/17/24 @ 101 (a) (h) ..................... 21,825 21,418
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 1,200 1,231
Banco Santander SA
2 .96% , 3/25/31 .................................................... 3,000 2,509
6 .92% , 8/8/33 ..................................................... 3,400 3,477
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 3,000 2,383
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 3,200 2,716
BBVA Bancomer SA
8 .45% , 6/29/38 , Callable 6/29/33 @ 100 (a) ................................ 1,759 1,816
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 3,682 3,725
BNP Paribas SA , 2 .87% ( TSFR3M + 139 bps ) , 4/19/32 , Callable 4/19/31 @ 100 (a) (b) ....... 1,000 824
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (g) ...................... 1,500 1,467
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (b) (g) ...................... 142 133
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 951 941
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 3,961 3,189
HSBC Holdings PLC
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) .................... 1,200 1,337
6 .80% , 6/1/38 ..................................................... 4,000 4,162
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 2,818 2,831
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 3,025 1,877
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (b) ................. 2,000 1,853
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 1,818 1,999
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 1,745 1,747
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 (h) .................................................. 3,000 2,383
5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) .................. 3,377 3,288
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,118 2,020
NatWest Group PLC , 3 .07% ( H15T1Y + 255 bps ) , 5/22/28 , Callable 5/22/27 @ 100 (b) ...... 1,500 1,386
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (g) .... 10,995 10,869
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 3,912 3,779
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (b) ........................................................... 2,000 1,647
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (b) (h) .............. 3,000 2,930
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 1,250 853
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (b) 2,000 1,881
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (g) ........ 5,233 5,116
UBS Group AG
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (b) .................... 5,500 5,275
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (b) .................. 4,000 3,312
Westpac Banking Corp. , 4 .11% ( H15T5Y + 200 bps ) , 7/24/34 , Callable 7/24/29 @ 100 (b) .... 2,000 1,820
108,194
Health Care (0.0%):(f)
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 1,750 1,456

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
26
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Industrials (0.7%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. $ 9,157 $ 8,933
3 .75% , 12/15/27 (a) .................................................. 3,830 3,575
Aircastle Ltd.
5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (g) .................... 4,581 4,362
6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) ................................ 2,818 2,838
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 3,000 2,961
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. , 5 .75% , 1/20/26 ,
Callable 5/17/24 @ 102.88 (a) .......................................... 3,880 3,644
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,909 4,841
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 250 250
31,404
Information Technology (0.1%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 2,179 2,228
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 3,036 3,128
5,356
Materials (0.1%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,625 1,691
Freeport Indonesia PT , 5 .32% , 4/14/32 , Callable 1/1/32 @ 100 (a) .................... 2,000 1,890
Yara International ASA , 7 .38% , 11/14/32 , Callable 8/14/32 @ 100 (a) .................. 450 483
4,064
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 14,923 11,790
Utilities (0.1%):
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 5,300 4,498
Total Yankee Dollars (Cost $191,614)
a
a
a
186,367
Municipal Bonds (1.5%)
Alabama (0.0%):(f)
City of Trussville, GO , Series B , 1 .78% , 10/1/31 , Continuously Callable @100 ........... 1,000 797
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... 1,000 812
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 3,070 2,565
3,377
District of Columbia (0.0%):(f)
District of Columbia Revenue
2 .25% , 4/1/27 ..................................................... 800 730
2 .68% , 4/1/31 ..................................................... 1,500 1,261
1,991
Florida (0.6%):
City of Gainesville Revenue , 2 .04% , 10/1/30 ................................... 2,500 2,051
County of Miami-Dade Florida Aviation Revenue , Series B , 2 .61% , 10/1/32 , Continuously
Callable @100 ..................................................... 1,000 823
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 22,004 21,919
24,793
Illinois (0.0%):(f)
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series B , 3 .10% , 12/1/30 ..... 750 663
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,341
2,004
Indiana (0.0%):(f)
Indiana Finance Authority Revenue
Series B , 3 .08% , 9/15/27 ............................................. 1,130 1,021

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
27
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B , 3 .18% , 9/15/28 ............................................. $ 1,000 $ 884
1,905
Louisiana (0.0%):(f)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 2,245 2,057
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,296
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,216
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,253
4,765
Massachusetts (0.0%):(f)
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 ........ 5 4
New Jersey (0.1%):
City of Atlantic, GO , Series A , 4 .23% , 9/1/25 ................................... 2,525 2,473
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 390 388
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 442
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 418
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 424
4,145
New York (0.2%):
Metropolitan Transportation Authority Revenue, Build America Bond , Series E , 6 .73% ,
11/15/30 ......................................................... 5,000 5,181
New York City IDA Revenue
2 .34% , 1/1/35 ..................................................... 1,000 739
2 .44% , 1/1/36 ..................................................... 1,250 907
6,827
Oregon (0.1%):
State of Oregon, GO , 5 .36% , 5/1/39 , Continuously Callable @100 .................... 2,720 2,737
Pennsylvania (0.1%):
City of Philadelphia PA Water & Wastewater Revenue , Series B , 1 .73% , 11/1/28 .......... 1,000 868
City of Philadelphia, GO , Series A , 2 .71% , 7/15/29 ............................... 1,000 882
Pennsylvania Economic Development Financing Authority Revenue
2 .62% , 3/1/29 ..................................................... 1,855 1,645
Series B , 3 .20% , 11/15/27 ............................................. 1,000 932
Public Parking Authority of Pittsburgh Revenue , 2 .23% , 12/1/28 ..................... 730 639
4,966
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,234
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,176
2,410
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue , Series C , 2 .19% , 1/1/29 ............ 855 745
Harris County Cultural Education Facilities Finance Corp. Revenue , 2 .79% , 11/15/29 ...... 1,385 1,219
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 809
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 311
Waco Educational Finance Corp. Revenue , 1 .79% , 3/1/29 .......................... 1,500 1,282
4,366
Total Municipal Bonds (Cost $72,337)
a
a
a
67,144
U.S. Government Agency Mortgages (12.7%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (g) ................................ 4,704 4,575
Federal Farm Credit Banks Funding Corporation

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
28
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5 .69% , 7/11/30 ..................................................... $ 4,606 $ 4,554
2 .55% , 12/21/34 .................................................... 4,613 3,559
2 .20% , 9/2/36 ..................................................... 11,023 7,836
15,949
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 6/1/53 ............................................... 15,095 14,769
3 .00% , 4/1/40 - 5/1/52 ............................................... 8,433 7,094
4 .50% , 11/1/42 - 10/1/52 .............................................. 11,996 11,113
5 .00% , 12/1/42 - 6/1/53 .............................................. 34,689 33,074
4 .00% , 1/1/43 ..................................................... 3,558 3,275
3 .50% , 7/1/52 ..................................................... 4,790 4,134
6 .00% , 8/1/53 - 2/1/54 ............................................... 16,078 15,936
89,395
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... 19,275 15,855
5 .00% , 12/1/37 - 2/1/54 .............................................. 31,586 30,273
4 .00% , 4/1/38 - 10/1/52 .............................................. 35,363 32,007
3 .50% , 12/1/42 - 8/1/52 .............................................. 50,113 43,808
3 .00% , 12/1/51 .................................................... 3,860 3,190
4 .50% , 6/1/52 - 9/1/52 ............................................... 20,403 18,838
5 .50% , 6/1/52 - 8/1/53 ............................................... 12,749 12,407
6 .00% , 7/1/52 - 10/1/53 .............................................. 13,521 13,429
169,807
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. 49,474 47,492
3 .50% , 2/20/52 - 11/20/52 ............................................. 21,400 18,843
4 .00% , 6/20/52 - 5/20/53 ............................................. 27,045 24,515
4 .50% , 8/20/52 - 11/20/53 ............................................. 41,998 39,020
3 .00% , 9/20/52 - 1/20/53 ............................................. 37,523 31,938
5 .50% , 4/20/53 - 5/20/54 ............................................. 61,713 60,589
2 .50% , 6/20/53 - 9/20/53 ............................................. 14,595 11,988
6 .00% , 7/20/53 - 10/20/53 ............................................. 33,642 33,768
5 .50% , 1/20/54 .................................................... 4,669 4,579
6 .50% , 1/20/54 .................................................... 19,828 20,081
292,813
Total U.S. Government Agency Mortgages (Cost $595,764)
a
a
a
572,539
U.S. Treasury Obligations (30.9%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 104,487 103,948
5 .00% , 5/15/37 .................................................... 156,235 161,801
4 .38% , 11/15/39 .................................................... 68,915 65,868
1 .13% , 5/15/40 .................................................... 99,197 58,371
2 .38% , 2/15/42 .................................................... 107,000 75,034
3 .25% , 5/15/42 .................................................... 28,000 22,488
3 .88% , 5/15/43 .................................................... 13,204 11,516
4 .75% , 11/15/43 .................................................... 40,792 40,021
2 .50% , 2/15/45 .................................................... 26,000 17,838
3 .38% , 11/15/48 .................................................... 10,000 7,828
1 .25% , 5/15/50 .................................................... 10,000 4,723
2 .88% , 5/15/52 .................................................... 40,000 28,150
3 .63% , 2/15/53 .................................................... 14,987 12,245
3 .63% , 5/15/53 .................................................... 8,454 6,910
4 .13% , 8/15/53 .................................................... 81,417 72,894
4 .75% , 11/15/53 .................................................... 54,447 54,158
U.S. Treasury Notes
1 .88% , 2/15/32 .................................................... 179,038 146,336
2 .75% , 8/15/32 .................................................... 145,000 125,742
4 .13% , 11/15/32 .................................................... 74,806 71,825
3 .50% , 2/15/33 .................................................... 69,132 63,234
3 .38% , 5/15/33 .................................................... 123,346 111,474

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
29
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
3 .88% , 8/15/33 .................................................... $ 42,255 $ 39,673
4 .50% , 11/15/33 .................................................... 94,355 92,984
Total U.S. Treasury Obligations (Cost $1,522,337)
a
a
a
1,395,061
Commercial Paper (3.2%)
Communication Services (0.3%):
Discovery Communications LLC , 5 .85% , 5/1/24 (a) (j) ............................. 15,600 15,598
Consumer Discretionary (0.1%):
AutoNation, Inc. , 5 .91% , 5/14/24 (a) (j) ........................................ 3,000 2,993
Energy (0.1%):
Marathon Oil Corp. , 5 .43% , 5/3/24 (a) (j) ....................................... 3,100 3,099
Financials (0.1%):
Ovintiv Canada ULC , 6 .07% , 5/20/24 (j) ...................................... 5,000 4,983
Industrials (0.2%):
Global Payments, Inc. , 5 .99% , 5/6/24 (j) ....................................... 10,000 9,990
Information Technology (1.5%):
Flex Ltd.
5 .96% , 5/3/24 (a) (j) .................................................. 10,000 9,995
5 .98% , 5/7/24 (a) (j) .................................................. 10,000 9,988
5 .98% , 5/9/24 (a) (j) .................................................. 10,000 9,985
Jabil, Inc.
5 .96% , 5/1/24 (a) (j) .................................................. 29,000 28,995
5 .96% , 5/2/24 (a) (j) .................................................. 7,700 7,698
66,661
Materials (0.8%):
FMC Corp.
5 .95% , 5/1/24 (a) (j) .................................................. 26,400 26,395
6 .08% , 5/24/24 (a) (j) ................................................. 5,000 4,980
6 .08% , 5/28/24 (a) (j) ................................................. 3,350 3,334
34,709
Utilities (0.1%):
Guadalupe Valley Electric Cooperative, Inc.
6 .08% , 5/2/24 (a) (j) .................................................. 3,000 2,999
5 .89% , 6/5/24 (a) (j) .................................................. 3,000 3,000
5,999
Total Commercial Paper (Cost $144,039)
a
a
a
144,032
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (k) ........ 7,876,790 7,877
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (k) ............ 7,876,790 7,877
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (k) ............... 7,876,790 7,877
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (k) . 7,876,790 7,876
Total Collateral for Securities Loaned (Cost $31,507)
a
a
a
31,507
Total Investments (Cost $4,820,639) — 101.3% 4,577,702
Liabilities in excess of other assets — (1.3)% (59,521)
NET ASSETS - 100.00% $ 4,518,181
At April 30, 2024, the Fund's investments in foreign securities were 9.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was
$1,624,873 (thousands) and amounted to 36.0% of net assets.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
30
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2024.
(d) Security is interest only.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) All or a portion of this security is on loan.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) Rate represents the effective yield at April 30, 2024.
(k) Rate disclosed is the daily yield on April 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of April 30, 2024, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of April 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of April 30, 2024.
ULC
—
Unlimited Liability Co.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund
31
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 761 6/18/24 $ 83,743,554 $ 81,759,937 $ (1,983,617)
30-Year U.S. Treasury Note Futures ...... 1,015 6/18/24 119,854,340 115,519,688 (4,334,652)
5-Year U.S. Treasury Note Futures ....... 178 6/28/24 18,994,948 18,644,109 (350,839)
$ (6,669,108)
Total unrealized appreciation $ —
Total unrealized depreciation (6,669,108)
Total net unrealized appreciation (depreciation) $ (6,669,108)

Statement of Assets and Liabilities
April 30, 2024
32
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Core Plus
Intermediate Bond
Fund
Assets:
Investments, at value (Cost $4,820,639) $ 4,577,702 (a)
Cash 1,020
Deposit with broker for futures contracts 12,766
Receivables:
Interest and dividends 38,928
Capital shares issued 15,384
Investments sold 3,590
From Adviser 92
Prepaid expenses 305
Total Assets 4,649,787
Liabilities:
Payables:
Collateral received on loaned securities 31,507
Distributions 924
Investments purchased 86,133
Capital shares redeemed 9,645
Variation margin on open futures contracts 1,248
Accrued expenses and other payables:
Investment advisory fees 1,216
Administration fees 391
Custodian fees 43
Transfer agent fees 352
Compliance fees 3
Trustees' fees 2
12b-1 fees 13
Other accrued expenses 129
Total Liabilities 131,606
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,061,854
Total accumulated earnings (loss) (543,673)
Net Assets $ 4,518,181
Net Assets:
Fund Shares $ 1,414,540
Institutional Shares 2,320,468
Class A 87,880
Class C 10,474
Class R6 684,819
Total $ 4,518,181
Shares (unlimited number of shares authorized with no par value):
Fund Shares 158,942
Institutional Shares 260,672
Class A 9,886
Class C 1,178
Class R6 76,924
Total 507,602
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 8 .90
Institutional Shares 8 .90
Class A 8 .89
Class C(c) 8 .89
Class R6 8 .90
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .09
(a) Includes $30,190 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended April 30, 2024
33
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Core Plus
Intermediate Bond
Fund
Investment Income:
Dividends $ 1,308
Interest 180,957
Securities lending (net of fees) 125
Total Income 182,390
Expenses:
Investment advisory fees 13,027
Administration fees — Fund Shares 2,135
Administration fees — Institutional Shares 1,729
Administration fees — Class A 108
Administration fees — Class C 7
Administration fees — Class R6 203
Sub-Administration fees 30
12b-1 fees — Class A 180
12b-1 fees — Class C 46
Custodian fees 249
Transfer agent fees — Fund Shares 1,646
Transfer agent fees — Institutional Shares 1,813
Transfer agent fees — Class A 75
Transfer agent fees — Class C 5
Transfer agent fees — Class R6 60
Trustees' fees 51
Compliance fees 33
Legal and audit fees 84
State registration and filing fees 221
Interfund lending fees — (a)
Line of credit fees 1
Other expenses 360
Recoupment of prior expenses waived/reimbursed by Adviser 6
Total Expenses 22,069
Expenses waived/reimbursed by Adviser (449)
Net Expenses 21,620
Net Investment Income (Loss) 160,770
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (82,836)
Net realized gains (losses) from futures contracts (7,695)
Net change in unrealized appreciation/depreciation on investment securities (37,586)
Net change in unrealized appreciation/depreciation on futures contracts (14,051)
Net realized/unrealized gains (losses) on investments (142,168)
Change in net assets resulting from operations $ 18,602
(a) Rounds to less than $1 thousand.

34
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 160,770 $ 86,761 $ 86,872
Net realized gains (losses) (90,531) (112,381) (78,278)
Net change in unrealized appreciation/depreciation (51,637) 17,214 (361,948)
Change in net assets resulting from operations 18,602 (8,406) (353,354)
Distributions to Shareholders:
Fund Shares (61,901) (40,721) (89,596)
Institutional Shares (77,077) (38,647) (84,811)
Class A (2,967) (1,407) (2,286)
Class C (164) (36) (90)
Class R6 (18,769) (6,195) (7,269)
Change in net assets resulting from distributions to shareholders (160,878) (87,006) (184,052)
Change in net assets resulting from capital transactions 1,460,167 28,833 (143,545)
Change in net assets 1,317,891 (66,579) (680,951)
Net Assets:
Beginning of period 3,200,290 3,266,869 3,947,820
End of period $ 4,518,181 $ 3,200,290 $ 3,266,869
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

35
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 282,239 $ 130,125 $ 180,520
Distributions reinvested 59,924 39,376 87,208
Cost of shares redeemed (327,028) (215,477) (365,222)
Total Fund Shares $ 15,135 $ (45,976) $ (97,494)
Institutional Shares
Proceeds from shares issued $ 1,238,643 $ 281,605 $ 523,253
Distributions reinvested 71,083 37,209 82,792
Cost of shares redeemed (321,549) (376,655) (761,725)
Total Institutional Shares $ 988,177 $ (57,841) $ (155,680)
Class A
Proceeds from shares issued $ 41,558 $ 16,301 $ 21,469
Distributions reinvested 2,879 1,364 2,213
Cost of shares redeemed (13,808) (8,451) (11,138)
Total Class A $ 30,629 $ 9,214 $ 12,544
Class C
Proceeds from shares issued $ 9,427 $ 33 $ 947
Distributions reinvested 159 35 89
Cost of shares redeemed (527) (469) (1,188)
Total Class C $ 9,059 $ (401) $ (152)
Class R6
Proceeds from shares issued $ 482,973 $ 155,326 $ 135,288
Distributions reinvested 18,675 6,171 7,221
Cost of shares redeemed (84,481) (37,660) (45,272)
Total Class R6 $ 417,167 $ 123,837 $ 97,237
Change in net assets resulting from capital transactions $ 1,460,167 $ 28,833 $ (143,545)
Share Transactions:
Fund Shares
Issued 31,192 14,292 17,357
Reinvested 6,651 4,336 8,379
Redeemed (36,449) (23,655) (35,775)
Total Fund Shares 1,394 (5,027) (10,039)
Institutional Shares
Issued 137,818 30,824 49,628
Reinvested 7,886 4,097 7,963
Redeemed (35,805) (41,355) (72,261)
Total Institutional Shares 109,899 (6,434) (14,670)
Class A
Issued 4,615 1,785 2,111
Reinvested 320 150 214
Redeemed (1,537) (928) (1,090)
Total Class A 3,398 1,007 1,235
Class C
Issued 1,046 3 90
Reinvested 18 4 9
Redeemed (58) (51) (113)
Total Class C 1,006 (44) (14)
Class R6
Issued 53,559 16,982 13,129
Reinvested 2,071 678 700
Redeemed (9,391) (4,134) (4,597)
Total Class R6 46,239 13,526 9,232
Change in Shares 161,936 3,028 (14,256)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.26 $9.53 $11.06 $11.21 $10.78 $10.33
Investment Activities:
Net investment income (loss) 0.39(b) 0.26(b) 0.25(b) 0.28(b) 0.36(b) 0.38
Net realized and unrealized gains (losses) (0.36) (0.27) (1.25) 0.25 0.58 0.46
Total from Investment Activities 0.03 (0.01) (1.00) 0.53 0.94 0.84
Distributions to Shareholders from:
Net investment income (0.39) (0.26) (0.25) (0.28) (0.36) (0.39)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.39) (0.26) (0.53) (0.68) (0.51) (0.39)
Net Asset Value, End of Period $8.90 $9.26 $9.53 $11.06 $11.21 $10.78
Total Return(c)(d) 0.38% (0.05)% (9.39)% 4.83% 8.94% 8.28%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.66% 0.66% 0.65% 0.63% 0.58% 0.64%
Net Investment Income (Loss)(e) 4.35% 3.76% 2.39% 2.50% 3.32% 3.71%
Gross Expenses(e)(h) 0.66% 0.67% 0.65% 0.63% 0.58% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $1,414,540 $1,458,472 $1,549,932 $1,909,199 $1,960,334 $1,949,989
Portfolio Turnover(c)(i) 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.26 $9.54 $11.06 $11.22 $10.78 $10.33
Investment Activities:
Net investment income (loss) 0.40(b) 0.26(b) 0.25(b) 0.28(b) 0.37(b) 0.39
Net realized and unrealized gains (losses) (0.36) (0.28) (1.24) 0.24 0.59 0.45
Total from Investment Activities 0.04 (0.02) (0.99) 0.52 0.96 0.84
Distributions to Shareholders from:
Net investment income (0.40) (0.26) (0.25) (0.28) (0.37) (0.39)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.40) (0.26) (0.53) (0.68) (0.52) (0.39)
Net Asset Value, End of Period $8.90 $9.26 $9.54 $11.06 $11.22 $10.78
Total Return(c)(d) 0.46% (0.10)% (9.24)% 4.80% 9.11% 8.35%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.57% 0.59% 0.58% 0.57% 0.51% 0.58%
Net Investment Income (Loss)(e) 4.46% 3.82% 2.46% 2.56% 3.39% 3.77%
Gross Expenses(e)(h) 0.59% 0.62% 0.60% 0.59% 0.52% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $2,320,468 $1,396,075 $1,499,048 $1,901,458 $1,791,887 $1,798,154
Portfolio Turnover(c)(i) 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class A
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.25 $9.52 $11.05 $11.20 $10.77 $10.32
Investment Activities:
Net investment income (loss) 0.37(b) 0.24(b) 0.22(b) 0.25(b) 0.33(b) 0.35
Net realized and unrealized gains (losses) (0.36) (0.27) (1.25) 0.25 0.58 0.45
Total from Investment Activities 0.01 (0.03) (1.03) 0.50 0.91 0.80
Distributions to Shareholders from:
Net investment income (0.37) (0.24) (0.22) (0.25) (0.33) (0.35)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.37) (0.24) (0.50) (0.65) (0.48) (0.35)
Net Asset Value, End of Period $8.89 $9.25 $9.52 $11.05 $11.20 $10.77
Total Return (excludes sales charge)(c)(d) 0.13% (0.24)% (9.64)% 4.55% 8.66% 7.97%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.91% 0.92% 0.92% 0.91% 0.86% 0.93%
Net Investment Income (Loss)(e) 4.13% 3.52% 2.16% 2.22% 3.06% 3.42%
Gross Expenses(e)(h) 0.91% 0.93% 0.92% 0.92% 0.86% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $87,880 $59,996 $52,190 $46,911 $45,991 $50,892
Portfolio Turnover(c)(i) 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

39
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class C
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
June 29,
2020(b)
through
July 31, 2020
Net Asset Value, Beginning of Period $9.25 $9.53 $11.05 $11.20 $10.99
Investment Activities:
Net investment income (loss)(c) 0.32 0.19 0.15 0.16 0.02
Net realized and unrealized gains (losses) (0.37) (0.27) (1.23) 0.27 0.21
Total from Investment Activities (0.05) (0.08) (1.08) 0.43 0.23
Distributions to Shareholders from:
Net investment income (0.31) (0.20) (0.16) (0.18) (0.02)
Net realized gains — — (0.28) (0.40) —
Total Distributions (0.31) (0.20) (0.44) (0.58) (0.02)
Net Asset Value, End of Period $8.89 $9.25 $9.53 $11.05 $11.20
Total Return (excludes contingent deferred sales charge)(d)(e) (0.51)% (0.82)% (10.11)% 3.90% 2.09%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 1.54% 1.56% 1.54% 1.53% 1.53%
Net Investment Income (Loss)(f) 3.55% 2.85% 1.51% 1.50% 2.06%
Gross Expenses(f)(i) 1.93% 2.82% 1.99% 2.60% 175.78%
Supplemental Data:
Net Assets at end of period (000's) $10,474 $1,594 $2,059 $2,544 $19
Portfolio Turnover(d)(j) 36% 42% 65% 69% 73%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Core Plus Intermediate Bond Fund
Class R6
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $9.26 $9.54 $11.06 $11.22 $10.79 $10.33
Investment Activities:
Net investment income (loss) 0.42(b) 0.28(b) 0.27(b) 0.29(b) 0.37(b) 0.41
Net realized and unrealized gains (losses) (0.37) (0.29) (1.24) 0.25 0.59 0.46
Total from Investment Activities 0.05 (0.01) (0.97) 0.54 0.96 0.87
Distributions to Shareholders from:
Net investment income (0.41) (0.27) (0.27) (0.30) (0.38) (0.41)
Net realized gains — — (0.28) (0.40) (0.15) —
Total Distributions (0.41) (0.27) (0.55) (0.70) (0.53) (0.41)
Net Asset Value, End of Period $8.90 $9.26 $9.54 $11.06 $11.22 $10.79
Total Return(c)(d) 0.62% 0.03% (9.08)% 4.97% 9.14% 8.66%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.42% 0.42% 0.41% 0.42% 0.39% 0.39%
Net Investment Income (Loss)(e) 4.62% 4.04% 2.70% 2.65% 3.45% 3.96%
Gross Expenses(e)(h) 0.42% 0.44% 0.43% 0.46% 0.46% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $684,819 $284,153 $163,640 $87,708 $26,359 $5,513
Portfolio Turnover(c)(i) 36% 42% 65% 69% 73%(j) 35%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
41
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Core Plus Intermediate Bond Fund Core Plus Intermediate Bond Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
42
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond Fund
Asset-Backed Securities ......................................... $ — $ 831,178 $ — $ 831,178
Collateralized Loan Obligations ................................... — 137,380 — 137,380
Collateralized Mortgage Obligations ................................ — 399,837 — 399,837
Preferred Stocks ............................................... 17,243 — — 17,243
Corporate Bonds .............................................. — 727,650 — 727,650
Yankee Dollars ............................................... — 186,367 — 186,367
Municipal Bonds .............................................. — 67,144 — 67,144
U.S. Treasury Obligations ........................................ — 1,395,061 — 1,395,061
Commercial Paper ............................................. — 144,032 — 144,032
U.S. Government Agency Mortgages ................................ — 572,539 — 572,539
Senior Secured Loans ........................................... — 67,764 — 67,764
Collateral for Securities Loaned ................................... 31,507 — — 31,507
Total ....................................................... $ 48,750 $ 4,528,952 $ — $ 4,577,702
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (6,669) — — (6,669)
Total ....................................................... $ (6,669) $ — $ — $ (6,669)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
43
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended April 30, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
44
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
April 30, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (6,669,000)
Core Plus Intermediate Bond Fund ....................................................................... $ 6,669
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (7,695,000) (14,051,000)
Core Plus Intermediate Bond Fund ..................................................... $ (7,695) $ (14,051)

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
45
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Core Plus Intermediate Bond Fund .................................... $ 30,190 $ — $ 31,507
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond Fund ................................... $ 1,174,809 $ 1,077,127 $ 1,519,304 $ 234,479

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
46
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%,
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Core Plus Intermediate Bond Fund Fund Shares
Institutional
Shares Class A Class C Class R6
in thousands $ 925 $ 916 $ 29 $ —(a) $ 103
as annual % rate 0.07% 0.05% 0.04% 0.01% 0.03%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
47
and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%,
0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the year ended April 30, 2024, the Distributor received $9 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class C Class R6
Core Plus Intermediate Bond Fund . . . . . . . . . . . . . . . . . . . 0.59% 0.52% 0.87% 1.53% 0.39%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%,
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Core Plus Intermediate Bond Fund Fund Shares
Institutional
Shares Class A Class C Class R6
in thousands $ 925 $ 916 $ 29 $ —(a) $ 103
as annual % rate 0.07% 0.05% 0.04% 0.01% 0.03%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
48
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the LIBOR, which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September 30, 2024. SOFR has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Amount
Core Plus Intermediate Bond Fund ........................................................................ $ 6
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Core Plus Intermediate Bond Fund ............................ $ 75 $ 276 $ 401 $ 449 $ 1,201

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
49
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Core Plus Intermediate Bond Fund ................... Borrower $ — $ 1,200 5.60% $ 1,200
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Core Plus Intermediate Bond Fund ........................................................... $ 160,878 $ 160,878

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
50
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, hybrid accruals on interest purchased, perpetual bonds, and derivatives.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Core Plus Intermediate Term Bond Fund ....................................................... $ 87,006 $ 87,006
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Core Plus Intermediate Bond Fund ............................................. $ 118,660 $ 65,392 $ 184,052
Undistributed
Ordinary
Income
Distributions
Payable
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Core Plus Intermediate
Bond Fund ........... $ 765 $ (924) $ 74 $ (85) $ (294,713) $ (248,875) $ (543,673)
Short-Term
Amount
Long-Term
Amount Total
Core Plus Intermediate Bond Fund ......................................... $ (84,423) $ (210,290) $ (294,713)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Plus Intermediate Bond Fund ....................... $ 4,826,577 $ 18,913 $ (267,788) $ (248,875)

51
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Core Plus Intermediate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Core Plus Intermediate Bond Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1,
2022 through April 30, 2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1,
2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
52
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
53
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
54
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
55
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Core Plus Intermediate Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,058.10 $ 1,021.63 $ 3.33 $ 3.27 0.65%
Institutional Shares ....................... 1,000.00 1,058.60 1,022.08 2.87 2.82 0.56%
Class A ............................... 1,000.00 1,056.90 1,020.39 4.60 4.52 0.90%
Class C ............................... 1,000.00 1,053.60 1,017.26 7.81 7.67 1.53%
Class R6 .............................. 1,000.00 1,059.30 1,022.77 2.15 2.11 0.42%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
56
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 1%.

Victory Portfolios III
57
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Core Plus Intermediate Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
58
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
59
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
60
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
61
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
62
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
63
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40050-0624

April 30, 2024
Annual Report
Victory Extended Market Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
50
Statement of Operations
51
Statements of Changes in Net Assets
52
Financial Highlights
53
Notes to Financial Statements 54
Report of Independent Registered Public Accounting Firm 62
Supplemental Information (Unaudited)
Trustee and Officer Information
63
Proxy Voting and Portfolio Holdings Information
66
Expense Example
66
Additional Federal Income Tax Information
67
Advisory Contract Approval
68
Liquidtiy Risk Management Program
71
Privacy Policy
72

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Extended Market Index Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Extended Market Index Fund (the “Fund”) perform during the reporting period?
The Fund returned 7.54% for the period May 1, 2023, through November 30, 2023, underperforming the Wilshire 4500 Completion
Index, its prior benchmark index, which returned 8.63% during that same period. The Fund returned 11.97% for the period
December 1, 2023, through April 30, 2024, outperforming its current benchmark index Victory Extended Market Index, which returned 7.20% during that same period. Effective December 1, 2023, the Fund’s benchmark index changed from the Wilshire
4500 Completion Index to the Victory Extended Market Index.

4
Victory Extended Market Index Fund
Manager’s Commentary (continued)
(Unaudited)
Please describe sector performance during the reporting period.
During the year, the Fund had a positive absolute return. Ten out of eleven sectors in the Fund’s portfolio were positive. The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Extended Market Index Fund
Investment Overview
(Unaudited)
*Effective December 1, 2023, the Victory Extended Market Index Fund replaced its performance benchmark index from the Wilshire 4500 Completion
Index to the Victory Extended Market Index.
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Extended Market Index Fund — Growth of $10,000
+The inception date for the Victory Extended Markets Index is December 1, 2023. Prior to that date, the data is hypothetical.
1
The Wilshire 4500 Completion Index
SM
is an unmanaged market cap-weighted index consisting of the small and mid-cap companies in the U.S. equity market. The index consists of securities within the Wilshire 5000 Total Market Index (Parent Index) after eliminating the companies included in the S&P
500 Index. The Parent Index measures performance of all U.S. equity securities with readily available price data. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Victory Extended Market Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market. The
Index consists of the securities within the VettaFi US Equity 3000 Index
SM
(“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of August 31, 2023, the market capitalization range of the companies included in the Index was between $20 million and less than $15 billion. The size of companies in the Index changes with market conditions and the composition of the Index.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 10/27/00
Net Asset
Value
Wilshire 4500
Completion
Index
1
Victory Extended
Market Index
2
5/1/23-11/30/23* 9.13% 9.34% N/A
12/1/23-4/30/24* 6.35% N/A 6.49%
One Year 19.51% 21.21% N/A
Five Year 8.73% 9.27% N/A
Ten Year 8.73% 9.53% N/A

6
Victory Extended Market Index Fund
Investment Overview (continued)
(Unaudited)
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Wilshire
®
, the Wilshire Indexes
SM
and Wilshire 4500 Completion Index
SM
are service marks of Wilshire Associates Incorporated ("Wilshire") and have been licensed for use by Victory Capital. All content of the Wilshire Indexes
SM
and Wilshire 4500 Completion Index is © 2023 Wilshire Associates
Incorporated, all rights reserved. Victory Extended Market Index Fund is not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to Victory Extended Market Index Fund.
VettaFi
®
and the VettaFi US Equity 3000 Index
SM
 (collectively, the “VettaFi Indexes”)
SM
are service marks of VettaFi LLC (“VettaFi”) and have been licensed by the Victory Capital Management Inc. for use by the Victory Extended Market Index Fund. VettaFi has no relationship with the Victory Extended Market
Index Fund, other than the licensing of the VettaFi Indexes and service marks for use in connection with it.

7
Victory Portfolios III
Victory Extended Market Index Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Victory
Extended Market Index.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Vistra Corp.
0.5%
GoDaddy, Inc., Class A
0.3%
Williams-Sonoma, Inc.
0.3%
EMCOR Group, Inc.
0.3%
MicroStrategy, Inc.
0.3%
Masco Corp.
0.3%
Pure Storage, Inc., Class A
0.3%
NRG Energy, Inc.
0.3%
Nutanix, Inc., Class A
0.3%
Owens Corning
0.3%
Industrials
18.6%
Financials
16.7%
Consumer Discretionary
13.4%
Health Care
12.5%
Information Technology
12.4%
Real Estate
6.9%
Materials
5.1%
Energy
4.8%
Consumer Staples
3.5%
Utilities
3.0%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Extended Market Index Fund
8
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Communication Services (2.7%):
AdTheorent Holding Co., Inc.(a) ............................................ 3,000 $ 10
Advantage Solutions, Inc.(a) ............................................... 3,042 13
Altice USA, Inc., Class A(a) ............................................... 26,962 52
AMC Entertainment Holdings, Inc.(a)(b) ...................................... 34,497 101
AMC Networks, Inc., Class A(a) ............................................ 4,011 43
Angi, Inc.(a) .......................................................... 8,996 19
Anterix, Inc.(a) ........................................................ 2,362 74
AST SpaceMobile, Inc.(a)(b) .............................................. 14,728 32
Atlanta Braves Holdings, Inc.(a) ............................................ 6,363 238
ATN International, Inc. ................................................... 1,372 26
Bandwidth, Inc., Class A(a) ................................................ 3,062 56
Boston Omaha Corp., Class A(a) ............................................ 3,884 60
Bumble, Inc., Class A(a) .................................................. 12,482 126
Cable One, Inc. ........................................................ 576 227
Cardlytics, Inc.(a) ...................................................... 4,783 59
Cargurus, Inc.(a) ....................................................... 11,143 250
Cars.com, Inc.(a) ....................................................... 7,911 132
Cinemark Holdings, Inc.(a) ................................................ 14,293 245
Clear Channel Outdoor Holdings, Inc.(a) ...................................... 55,169 77
Cogent Communications Holdings, Inc. ....................................... 5,542 356
Consolidated Communications Holdings, Inc.(a) ................................. 9,746 42
Daily Journal Corp.(a) ................................................... 163 55
DHI Group, Inc.(a) ...................................................... 5,156 12
EchoStar Corp., Class A(a) ................................................ 15,883 254
Emerald Holding, Inc.(a) ................................................. 1,891 11
Endeavor Group Holdings, Inc., Class A ....................................... 25,375 670
Entravision Communications Corp., Class A .................................... 7,754 16
Eventbrite, Inc., Class A(a) ................................................ 10,451 55
EverQuote, Inc., Class A(a) ................................................ 2,964 60
FingerMotion, Inc.(a)(b) .................................................. 4,874 17
Frontier Communications Parent, Inc.(a) ...................................... 23,703 548
fuboTV, Inc.(a)(b) ...................................................... 37,981 54
Gannett Co., Inc.(a) ..................................................... 16,225 39
GCI Liberty, Inc.(a)(c) ................................................... 12,260 —(d)
Getty Images Holdings, Inc.(a)(b) ........................................... 24,692 91
Globalstar, Inc.(a) ...................................................... 99,538 128
Gogo, Inc.(a) .......................................................... 8,067 73
Gray Television, Inc. .................................................... 10,980 63
IAC, Inc.(a) ........................................................... 9,873 470
IDT Corp., Class B ...................................................... 2,136 76
iHeartMedia, Inc., Class A(a) .............................................. 14,974 31
Innovid Corp.(a) ....................................................... 11,807 27
Integral Ad Science Holding Corp.(a) ......................................... 9,133 88
Iridium Communications, Inc. .............................................. 14,385 443
John Wiley & Sons, Inc., Class A ............................................ 5,578 210
Liberty Global Ltd., Class C(a) ............................................. 22,684 371
Liberty Media Corp.-Liberty Live(a) ......................................... 10,803 403
Liberty Media Corp.-Liberty SiriusXM(a) ..................................... 38,389 924
Lions Gate Entertainment Corp., Class A(a) .................................... 22,790 230
Lumen Technologies, Inc.(a) ............................................... 130,364 155
Madison Square Garden Entertainment Corp.(a) ................................. 5,265 206
Madison Square Garden Sports Corp.(a) ....................................... 2,165 402
Magnite, Inc.(a) ........................................................ 16,038 142
Match Group, Inc.(a) .................................................... 35,093 1,082
MediaAlpha, Inc., Class A(a) .............................................. 2,594 52
National CineMedia, Inc.(a)(b) ............................................. 8,419 36
News Corp., Class A ..................................................... 63,696 1,516
Nexstar Media Group, Inc. ................................................ 4,153 665
Nextdoor Holdings, Inc.(a) ................................................ 20,389 42
Ooma, Inc.(a) ......................................................... 3,105 22
Outbrain, Inc.(a) ....................................................... 4,453 18

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Paramount Global, Class B(b) .............................................. 78,297 $ 892
Playstudios, Inc.(a) ...................................................... 11,349 24
PubMatic, Inc., Class A(a) ................................................ 5,240 118
QuinStreet, Inc.(a) ...................................................... 6,528 118
Reservoir Media, Inc.(a) .................................................. 4,496 40
Roku, Inc.(a) .......................................................... 16,508 952
Rumble, Inc.(a)(b) ...................................................... 8,451 60
Saga Communications, Inc., Class A ......................................... 592 13
Scholastic Corp. ........................................................ 3,147 112
Shenandoah Telecommunications Co. ........................................ 6,027 77
Shutterstock, Inc. ....................................................... 3,185 136
Sinclair, Inc. .......................................................... 4,665 57
Sphere Entertainment Co.(a) ............................................... 3,519 137
Spok Holdings, Inc. ..................................................... 2,530 39
Stagwell, Inc.(a) ........................................................ 15,224 91
System1, Inc.(a) ........................................................ 2,527 4
TechTarget, Inc.(a) ...................................................... 3,368 93
TEGNA, Inc. .......................................................... 22,883 312
Telephone and Data Systems, Inc. ........................................... 12,982 203
The E.W. Scripps Co., Class A(a) ........................................... 7,980 30
The Marcus Corp. ...................................................... 3,040 40
The New York Times Co., Class A ........................................... 21,014 904
Thryv Holdings, Inc.(a) .................................................. 4,060 93
TKO Group Holdings, Inc. ................................................ 8,078 765
Townsquare Media, Inc., Class A ............................................ 1,309 16
Travelzoo(a) .......................................................... 1,049 9
TripAdvisor, Inc.(a) ..................................................... 13,508 356
TrueCar, Inc.(a) ........................................................ 9,343 25
United States Cellular Corp.(a) ............................................. 1,847 67
Urban One, Inc.(a) ...................................................... 2,937 6
Vimeo, Inc.(a) ......................................................... 18,769 67
Vivid Seats, Inc., Class A(a) ............................................... 9,649 51
Warner Music Group Corp., Class A(b) ....................................... 17,535 579
WideOpenWest, Inc.(a) ................................................... 6,364 23
Yelp, Inc.(a) ........................................................... 8,636 347
Ziff Davis, Inc.(a) ....................................................... 5,982 300
ZipRecruiter, Inc.(a) ..................................................... 9,065 93
ZoomInfo Technologies, Inc.(a) ............................................. 37,459 594
19,838
Consumer Discretionary (13.4%):
1-800-Flowers.com, Inc., Class A(a) ......................................... 3,690 33
1stdibs.com, Inc.(a) ..................................................... 3,282 19
Abercrombie & Fitch Co.(a) ............................................... 6,464 785
Academy Sports & Outdoors, Inc. ........................................... 9,603 560
Accel Entertainment, Inc.(a) ............................................... 7,409 80
Acushnet Holdings Corp. ................................................. 3,904 238
ADT, Inc. ............................................................ 41,673 271
Adtalem Global Education, Inc.(a) ........................................... 5,033 250
Advance Auto Parts, Inc. ................................................. 7,752 566
Allurion Technologies, Inc.(a)(b) ............................................ 4,736 10
American Axle & Manufacturing Holdings, Inc.(a) ............................... 14,637 107
American Eagle Outfitters, Inc. ............................................. 23,833 578
American Outdoor Brands, Inc.(a) ........................................... 1,606 13
American Public Education, Inc.(a) .......................................... 2,172 30
America's Car-Mart, Inc.(a) ................................................ 756 43
AMMO, Inc.(a)(b) ...................................................... 11,667 30
Aramark ............................................................. 34,306 1,081
Arhaus, Inc. ........................................................... 5,117 65
Arko Corp. ........................................................... 9,379 40
Asbury Automotive Group, Inc.(a) ........................................... 2,667 561
AutoNation, Inc.(a) ..................................................... 3,553 573
Bally's Corp.(a) ........................................................ 5,137 67

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
BARK, Inc.(a) ......................................................... 13,585 $ 15
Bassett Furniture Industries, Inc. ............................................ 1,072 15
Bath & Body Works, Inc. ................................................. 29,914 1,359
Beazer Homes USA, Inc.(a) ............................................... 3,846 108
Beyond, Inc.(a) ........................................................ 5,887 118
Big 5 Sporting Goods Corp.(b) ............................................. 2,774 10
Big Lots, Inc.(a)(b) ...................................................... 3,584 13
Biglari Holdings, Inc., Class B(a) ........................................... 409 81
BJ's Restaurants, Inc.(a) .................................................. 2,926 95
Bloomin' Brands, Inc. .................................................... 11,205 289
Boot Barn Holdings, Inc.(a) ............................................... 3,948 420
BorgWarner, Inc. ....................................................... 30,027 984
Bowlero Corp., Class A(b) ................................................ 10,951 129
Boyd Gaming Corp. ..................................................... 8,822 472
Bright Horizons Family Solutions, Inc.(a) ..................................... 7,549 783
Brinker International, Inc.(a) ............................................... 5,728 307
Brunswick Corp. ....................................................... 8,825 712
Build-A-Bear Workshop, Inc. .............................................. 1,723 52
Burlington Stores, Inc.(a) ................................................. 8,456 1,522
Caesars Entertainment, Inc.(a) .............................................. 27,140 972
Caleres, Inc. .......................................................... 4,467 165
Camping World Holdings, Inc., Class A ....................................... 5,446 110
Canoo, Inc.(a)(b) ....................................................... 5,642 16
Capri Holdings Ltd.(a) ................................................... 14,972 531
CarMax, Inc.(a) ........................................................ 20,702 1,407
CarParts.com, Inc.(a) .................................................... 6,923 9
Carriage Services, Inc. ................................................... 1,722 44
Carrols Restaurant Group, Inc. ............................................. 4,655 44
Carter's, Inc. .......................................................... 4,662 319
Carvana Co.(a) ......................................................... 12,683 1,052
Cava Group, Inc.(a)(b) ................................................... 11,347 816
Cavco Industries, Inc.(a) .................................................. 1,038 378
Century Casinos, Inc.(a) .................................................. 3,432 10
Century Communities, Inc. ................................................ 3,671 291
Chegg, Inc.(a) ......................................................... 13,024 67
Chewy, Inc., Class A(a)(b) ................................................ 15,303 229
Choice Hotels International, Inc.(b) .......................................... 3,933 465
Churchill Downs, Inc. .................................................... 8,761 1,130
Chuy's Holdings, Inc.(a) .................................................. 2,247 66
Citi Trends, Inc.(a) ...................................................... 1,074 23
Clarus Corp. .......................................................... 3,807 24
Columbia Sportswear Co. ................................................. 4,402 351
ContextLogic, Inc., Class A(a) .............................................. 2,709 15
Cooper-Standard Holdings, Inc.(a) ........................................... 2,204 34
Coursera, Inc.(a) ....................................................... 15,462 158
Cracker Barrel Old Country Store, Inc.(b) ..................................... 2,855 166
Cricut, Inc., Class A(b) ................................................... 5,775 31
Crocs, Inc.(a) .......................................................... 7,683 956
Dana, Inc. ............................................................ 18,835 234
Dave & Buster's Entertainment, Inc.(a) ....................................... 5,201 278
Denny's Corp.(a) ....................................................... 6,562 53
Designer Brands, Inc., Class A ............................................. 5,477 51
Destination XL Group, Inc.(a) .............................................. 6,982 22
Dick's Sporting Goods, Inc. ................................................ 7,414 1,490
Dillard's, Inc., Class A ................................................... 1,081 473
Dine Brands Global, Inc. ................................................. 1,958 86
Dorman Products, Inc.(a) ................................................. 3,430 300
Dream Finders Homes, Inc., Class A(a) ....................................... 3,063 109
Duluth Holdings, Inc., Class B(a) ........................................... 2,630 11
Duolingo, Inc.(a) ....................................................... 4,743 1,071
Dutch Bros, Inc., Class A(a) ............................................... 8,122 229
El Pollo Loco Holdings, Inc.(a) ............................................. 3,468 30
Envela Corp.(a)(b) ...................................................... 957 4

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Escalade, Inc. ......................................................... 1,179 $ 15
Ethan Allen Interiors, Inc. ................................................. 3,012 85
Etsy, Inc.(a) ........................................................... 15,468 1,062
European Wax Center, Inc., Class A(a) ........................................ 4,368 51
Everi Holdings, Inc.(a) ................................................... 10,698 87
EVgo, Inc.(a)(b) ........................................................ 13,031 24
Figs, Inc., Class A(a) .................................................... 20,451 104
First Watch Restaurant Group, Inc.(a) ........................................ 3,254 83
Five Below, Inc.(a) ...................................................... 7,077 1,036
Floor & Decor Holdings, Inc., Class A(a) ...................................... 13,829 1,526
Foot Locker, Inc. ....................................................... 10,723 224
Fox Factory Holding Corp.(a) .............................................. 5,488 214
Frontdoor, Inc.(a) ....................................................... 10,272 315
Full House Resorts, Inc.(a) ................................................ 4,276 22
Funko, Inc., Class A(a) ................................................... 4,052 25
GameStop Corp., Class A(a)(b) ............................................. 35,064 389
Garrett Motion, Inc.(a) ................................................... 30,202 289
Genesco, Inc.(a) ........................................................ 1,400 35
Genius Sports Ltd.(a) .................................................... 20,144 102
Gentex Corp. .......................................................... 30,407 1,043
Gentherm, Inc.(a) ....................................................... 4,097 207
G-III Apparel Group Ltd.(a) ............................................... 5,273 148
Golden Entertainment, Inc. ................................................ 2,767 89
GoPro, Inc., Class A(a) ................................................... 15,821 27
Graham Holdings Co., Class B ............................................. 440 309
Grand Canyon Education, Inc.(a) ............................................ 3,864 502
Green Brick Partners, Inc.(a) ............................................... 5,495 297
Group 1 Automotive, Inc. ................................................. 1,731 509
Groupon, Inc.(a)(b) ..................................................... 2,755 32
GrowGeneration Corp.(a) ................................................. 7,500 22
Guess?, Inc.(b) ......................................................... 3,565 95
H&R Block, Inc. ....................................................... 18,150 857
Hamilton Beach Brands Holding Co., Class A ................................... 774 16
Hanesbrands, Inc.(a) ..................................................... 45,759 209
Harley-Davidson, Inc. ................................................... 17,859 614
Hasbro, Inc. ........................................................... 17,115 1,049
Haverty Furniture Cos., Inc. ............................................... 1,758 54
Helen of Troy Ltd.(a) .................................................... 3,089 286
Hibbett, Inc. .......................................................... 1,508 130
Hilton Grand Vacations, Inc.(a) ............................................. 9,501 396
Holley, Inc.(a) ......................................................... 6,550 26
Hooker Furnishings Corp. ................................................. 1,372 23
Hovnanian Enterprises, Inc., Class A(a) ....................................... 656 97
Hyatt Hotels Corp., Class A ................................................ 5,701 848
Inspired Entertainment, Inc.(a) ............................................. 3,200 27
Installed Building Products, Inc. ............................................ 3,099 731
International Game Technology PLC ......................................... 13,663 270
iRobot Corp.(a)(b) ...................................................... 3,578 31
J. Jill, Inc.(a) .......................................................... 631 16
Jack in the Box, Inc. ..................................................... 2,516 144
JAKKS Pacific, Inc.(a) ................................................... 952 18
Johnson Outdoors, Inc., Class A ............................................ 1,095 45
Kandi Technologies Group, Inc.(a) .......................................... 9,586 24
KB Home ............................................................ 9,623 623
Kohl's Corp. .......................................................... 14,303 342
Kontoor Brands, Inc. .................................................... 7,216 448
Krispy Kreme, Inc. ...................................................... 10,582 134
Kura Sushi USA, Inc., Class A(a) ........................................... 792 87
Lands' End, Inc.(a) ...................................................... 1,478 20
Landsea Homes Corp.(a) ................................................. 1,684 19
Latham Group, Inc.(a) ................................................... 4,891 14
Laureate Education, Inc. .................................................. 16,732 243
La-Z-Boy, Inc. ......................................................... 5,569 183

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
LCI Industries ......................................................... 3,207 $ 333
Lear Corp. ............................................................ 7,488 943
Legacy Housing Corp.(a) ................................................. 1,341 27
Leggett & Platt, Inc. ..................................................... 17,279 312
Leslie's, Inc.(a) ........................................................ 23,159 91
Levi Strauss & Co., Class A ............................................... 11,538 245
LGI Homes, Inc.(a) ..................................................... 2,706 243
Life Time Group Holdings, Inc.(a) ........................................... 7,492 102
Lifetime Brands, Inc. .................................................... 1,503 14
Light & Wonder, Inc.(a) .................................................. 12,216 1,090
Lincoln Educational Services Corp.(a) ........................................ 3,602 38
Lindblad Expeditions Holdings, Inc.(a) ....................................... 4,775 35
Lithia Motors, Inc. ...................................................... 3,549 903
Lucid Group, Inc.(a)(b) ................................................... 112,321 286
Luminar Technologies, Inc.(a)(b) ............................................ 35,974 53
M/I Homes, Inc.(a) ...................................................... 3,624 421
Macy's, Inc. ........................................................... 35,862 661
Malibu Boats, Inc., Class A(a) .............................................. 2,600 88
Marine Products Corp. ................................................... 1,400 15
MarineMax, Inc.(a) ..................................................... 2,588 64
Marriott Vacations Worldwide Corp. ......................................... 4,189 403
MasterCraft Boat Holdings, Inc.(a) .......................................... 2,170 44
Mattel, Inc.(a) ......................................................... 46,064 844
Meritage Homes Corp. ................................................... 4,643 770
Mister Car Wash, Inc.(a) .................................................. 12,133 81
Mobileye Global, Inc., Class A(a)(b) ......................................... 12,176 335
Modine Manufacturing Co.(a) .............................................. 6,702 621
Mohawk Industries, Inc.(a) ................................................ 7,005 808
Monarch Casino & Resort, Inc. ............................................. 1,753 119
Monro, Inc. ........................................................... 3,790 103
Motorcar Parts of America, Inc.(a) ........................................... 2,473 14
Movado Group, Inc. ..................................................... 1,983 50
Murphy USA, Inc. ...................................................... 2,493 1,032
Nathan's Famous, Inc. .................................................... 374 24
National Vision Holdings, Inc.(a) ............................................ 10,125 176
Nerdy, Inc.(a) .......................................................... 8,982 23
Newell Brands, Inc. ..................................................... 54,362 432
Noodles & Co.(a) ....................................................... 4,086 6
Nordstrom, Inc. ........................................................ 12,894 245
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 55,437 1,049
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 8,090 592
OneSpaWorld Holdings Ltd.(a) ............................................. 11,702 149
OneWater Marine, Inc.(a) ................................................. 1,430 30
Oxford Industries, Inc. ................................................... 1,968 212
Papa John's International, Inc. .............................................. 4,246 262
Patrick Industries, Inc. ................................................... 2,798 292
Peloton Interactive, Inc., Class A(a) .......................................... 42,732 133
Penn Entertainment, Inc.(a) ................................................ 19,881 329
Penske Automotive Group, Inc. ............................................. 2,452 375
Perdoceo Education Corp. ................................................. 8,360 153
Petco Health & Wellness Co., Inc.(a) ......................................... 18,527 28
PetMed Express, Inc. .................................................... 2,653 10
Phinia, Inc. ........................................................... 5,965 233
Planet Fitness, Inc., Class A(a) ............................................. 11,163 668
Playa Hotels & Resorts NV(a) .............................................. 13,471 121
PlayAGS, Inc.(a) ....................................................... 4,975 44
Polaris, Inc. ........................................................... 6,961 593
Portillo's, Inc., Class A(a) ................................................. 7,196 88
Potbelly Corp.(a) ....................................................... 3,048 31
PVH Corp. ........................................................... 7,811 850
QuantumScape Corp.(a)(b) ................................................ 44,272 240
Qurate Retail, Inc., Class A(a) .............................................. 46,753 38
Ralph Lauren Corp. ..................................................... 4,964 812

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
RCI Hospitality Holdings, Inc. ............................................. 1,082 $ 55
Red Robin Gourmet Burgers, Inc.(a)(b) ....................................... 1,923 15
Red Rock Resorts, Inc., Class A ............................................. 6,541 347
Revolve Group, Inc.(a)(b) ................................................. 5,001 100
RH(a) ............................................................... 1,947 481
Rocky Brands, Inc. ...................................................... 904 23
Rush Street Interactive, Inc.(a) ............................................. 8,571 55
Sabre Corp.(a) ......................................................... 46,779 134
Sally Beauty Holdings, Inc.(a) .............................................. 13,609 148
Service Corp. International ................................................ 18,645 1,337
Shake Shack, Inc., Class A(a) .............................................. 4,933 522
SharkNinja, Inc. ........................................................ 8,060 518
Shoe Carnival, Inc. ...................................................... 2,136 71
Signet Jewelers Ltd. ..................................................... 5,575 547
Six Flags Entertainment Corp.(a) ............................................ 10,891 257
Skechers USA, Inc., Class A(a) ............................................. 17,346 1,146
Skyline Champion Corp.(a) ................................................ 7,403 555
Sleep Number Corp.(a) ................................................... 2,769 37
Smith & Wesson Brands, Inc. .............................................. 5,864 99
Snap One Holdings Corp.(a) ............................................... 2,306 24
Soho House & Co., Inc.(a)(b) .............................................. 6,687 35
Solid Power, Inc.(a)(b) ................................................... 17,606 30
Solo Brands, Inc., Class A(a) ............................................... 3,480 7
Sonic Automotive, Inc., Class A ............................................ 1,611 93
Sonos, Inc.(a) ......................................................... 16,018 271
Sportsman's Warehouse Holdings, Inc.(a) ...................................... 4,721 15
Standard Motor Products, Inc. .............................................. 2,474 79
Steven Madden Ltd. ..................................................... 9,207 372
Stitch Fix, Inc., Class A(a) ................................................ 11,475 24
Stoneridge, Inc.(a) ...................................................... 3,453 52
Strategic Education, Inc. .................................................. 3,108 357
Stride, Inc.(a) .......................................................... 5,413 361
Sturm Ruger & Co., Inc. .................................................. 2,271 105
Superior Group of Cos., Inc. ............................................... 1,465 24
Sweetgreen, Inc., Class A(a) ............................................... 12,671 285
Tapestry, Inc. .......................................................... 30,088 1,201
Target Hospitality Corp.(a)(b) .............................................. 4,339 48
Taylor Morrison Home Corp.(a) ............................................ 13,543 759
Tempur Sealy International, Inc. ............................................ 22,045 1,104
Texas Roadhouse, Inc. ................................................... 8,749 1,407
The Aaron's Co., Inc. .................................................... 3,833 26
The Buckle, Inc. ........................................................ 3,978 149
The Cato Corp., Class A .................................................. 2,241 11
The Cheesecake Factory, Inc. .............................................. 6,205 214
The Children's Place, Inc.(a)(b) ............................................. 593 4
The Gap, Inc. .......................................................... 27,931 573
The Goodyear Tire & Rubber Co.(a) ......................................... 37,122 444
The Lovesac Co.(a) ..................................................... 1,777 39
The ODP Corp.(a) ...................................................... 4,660 237
The ONE Group Hospitality, Inc.(a) .......................................... 3,232 17
The RealReal, Inc.(a) .................................................... 10,734 41
The Wendy's Co. ....................................................... 24,664 493
Thor Industries, Inc. ..................................................... 6,683 664
ThredUp, Inc., Class A(a)(b) ............................................... 9,987 16
Tile Shop Holdings, Inc.(a) ................................................ 3,375 23
Tilly's, Inc., Class A(a) ................................................... 2,911 18
Toll Brothers, Inc. ...................................................... 13,557 1,615
TopBuild Corp.(a) ...................................................... 4,156 1,682
Topgolf Callaway Brands Corp.(a) ........................................... 18,373 294
Traeger, Inc.(a) ........................................................ 9,622 21
Travel + Leisure Co. ..................................................... 9,021 393
Tri Pointe Homes, Inc.(a) ................................................. 12,167 448
Udemy, Inc.(a) ......................................................... 10,413 104

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Under Armour, Inc., Class A(a) ............................................. 43,175 $ 291
Unifi, Inc.(a) .......................................................... 1,863 11
United Parks & Resorts, Inc.(a) ............................................. 8,289 421
Universal Technical Institute, Inc.(a) ......................................... 6,551 100
Upbound Group, Inc. .................................................... 6,309 196
Urban Outfitters, Inc.(a) .................................................. 7,685 299
Vail Resorts, Inc. ....................................................... 4,941 936
Valvoline, Inc.(a) ....................................................... 16,965 721
Vera Bradley, Inc.(a) ..................................................... 2,973 20
VF Corp. ............................................................. 48,256 601
Victoria's Secret & Co.(a) ................................................. 9,066 160
Vista Outdoor, Inc.(a) .................................................... 6,863 241
Visteon Corp.(a) ........................................................ 3,572 395
Vizio Holding Corp., Class A(a) ............................................ 9,981 106
VOXX International Corp.(a) .............................................. 1,254 7
W.W. International, Inc.(a)(b) .............................................. 10,136 18
Warby Parker, Inc., Class A(a) .............................................. 11,142 131
Wayfair, Inc., Class A(a) .................................................. 11,294 566
Weyco Group, Inc. ...................................................... 739 22
Whirlpool Corp. ........................................................ 6,997 664
Williams-Sonoma, Inc. ................................................... 7,927 2,273
Wingstop, Inc. ......................................................... 3,767 1,449
Winmark Corp. ........................................................ 380 137
Winnebago Industries, Inc. ................................................ 3,721 229
Wolverine World Wide, Inc. ............................................... 10,153 109
Worthington Enterprises, Inc. .............................................. 4,057 232
Wyndham Hotels & Resorts, Inc. ............................................ 10,435 767
Wynn Resorts Ltd. ...................................................... 12,489 1,145
XPEL, Inc.(a) ......................................................... 2,831 149
Xponential Fitness, Inc., Class A(a) .......................................... 2,915 37
YETI Holdings, Inc.(a) ................................................... 11,348 405
Zumiez, Inc.(a) ........................................................ 2,093 36
97,722
Consumer Staples (3.5%):
Alico, Inc. ............................................................ 695 19
B&G Foods, Inc. ....................................................... 10,106 112
BellRing Brands, Inc.(a) .................................................. 17,096 943
Beyond Meat, Inc.(a)(b) .................................................. 8,035 55
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 17,417 1,301
BRC, Inc., Class A(a)(b) .................................................. 8,258 32
Calavo Growers, Inc. .................................................... 2,198 59
Cal-Maine Foods, Inc. ................................................... 5,328 295
Casey's General Stores, Inc. ............................................... 4,862 1,554
Celsius Holdings, Inc.(a) .................................................. 20,387 1,453
Central Garden & Pet Co., Class A(a) ........................................ 7,709 273
Coca-Cola Consolidated, Inc. .............................................. 687 567
Coty, Inc., Class A(a) .................................................... 51,805 593
Darling Ingredients, Inc.(a) ................................................ 20,727 878
Edgewell Personal Care Co. ............................................... 6,499 245
elf Beauty, Inc.(a) ....................................................... 6,985 1,135
Energizer Holdings, Inc. .................................................. 8,572 246
Flowers Foods, Inc. ..................................................... 25,563 638
Fresh Del Monte Produce, Inc. ............................................. 4,903 125
Freshpet, Inc.(a) ........................................................ 6,176 655
Grocery Outlet Holding Corp.(a) ............................................ 12,526 325
Herbalife Ltd.(a)(b) ..................................................... 12,567 109
HF Foods Group, Inc.(a) .................................................. 5,098 15
Ingles Markets, Inc., Class A ............................................... 1,896 136
Ingredion, Inc. ......................................................... 8,539 979
Inter Parfums, Inc. ...................................................... 2,375 276
Ispire Technology, Inc.(a) ................................................. 1,904 10
J & J Snack Foods Corp. .................................................. 2,000 275

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
John B Sanfilippo & Son, Inc. .............................................. 1,162 $ 116
Lancaster Colony Corp. .................................................. 2,525 482
Lifeway Foods, Inc.(a) ................................................... 393 8
Limoneira Co. ......................................................... 1,994 39
Mama's Creations, Inc.(a) ................................................. 4,396 26
Maplebear, Inc.(a) ...................................................... 15,030 513
Medifast, Inc. ......................................................... 1,403 39
MGP Ingredients, Inc. .................................................... 1,824 143
Mission Produce, Inc.(a) .................................................. 5,657 64
Molson Coors Beverage Co., Class B ......................................... 25,033 1,433
National Beverage Corp.(a) ................................................ 2,826 126
Natural Grocers by Vitamin Cottage, Inc. ...................................... 955 16
Nature's Sunshine Products, Inc.(a) .......................................... 1,973 38
Nu Skin Enterprises, Inc., Class A ........................................... 6,348 75
Oil-Dri Corp. of America ................................................. 640 44
Olaplex Holdings, Inc.(a) ................................................. 16,596 23
Performance Food Group Co.(a) ............................................ 19,922 1,352
Post Holdings, Inc.(a) .................................................... 7,139 758
PriceSmart, Inc. ........................................................ 3,233 261
Reynolds Consumer Products, Inc. .......................................... 7,122 204
Safety Shot, Inc.(a) ...................................................... 4,478 7
Seaboard Corp. ........................................................ 34 113
Seneca Foods Corp., Class A(a) ............................................. 709 41
SpartanNash Co. ....................................................... 4,476 85
Spectrum Brands Holdings, Inc. ............................................ 3,857 316
Sprouts Farmers Market, Inc.(a) ............................................ 13,262 876
The Andersons, Inc. ..................................................... 4,222 232
The Beauty Health Co.(a)(b) ............................................... 11,243 36
The Boston Beer Co., Inc., Class A(a) ........................................ 1,214 338
The Chefs' Warehouse, Inc.(a) .............................................. 4,598 152
The Duckhorn Portfolio, Inc.(a) ............................................. 6,520 55
The Hain Celestial Group, Inc.(a) ........................................... 11,664 72
The Honest Co., Inc.(a) ................................................... 7,383 22
The Simply Good Foods Co.(a) ............................................. 11,912 434
The Vita Coco Co., Inc.(a) ................................................ 4,600 112
Tootsie Roll Industries, Inc. ................................................ 1,873 56
TreeHouse Foods, Inc.(a) ................................................. 7,070 266
Turning Point Brands, Inc. ................................................ 2,216 64
U.S. Foods Holding Corp.(a) ............................................... 31,988 1,607
United Natural Foods, Inc.(a) .............................................. 7,611 68
Universal Corp. ........................................................ 3,135 161
USANA Health Sciences, Inc.(a) ............................................ 1,484 62
Utz Brands, Inc. ........................................................ 8,561 154
Vector Group Ltd. ...................................................... 17,782 184
Village Super Market, Inc., Class A .......................................... 1,161 32
Vital Farms, Inc.(a) ..................................................... 3,559 95
WD-40 Co. ........................................................... 1,766 399
Weis Markets, Inc. ...................................................... 2,146 136
Westrock Coffee Co.(a)(b) ................................................ 3,855 39
Whole Earth Brands, Inc.(a) ............................................... 3,526 17
WK Kellogg Co. ....................................................... 8,538 199
25,493
Energy (4.8%):
Aemetis, Inc.(a)(b) ...................................................... 4,664 18
American Resources Corp.(a) .............................................. 6,892 10
Amplify Energy Corp.(a) ................................................. 5,013 35
Antero Midstream Corp. .................................................. 44,296 613
Antero Resources Corp.(a) ................................................ 36,882 1,254
APA Corp. ............................................................ 46,663 1,467
Archrock, Inc. ......................................................... 17,617 338
Ardmore Shipping Corp. .................................................. 4,607 77
Atlas Energy Solutions, Inc. ............................................... 7,191 160

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Berry Corp. ........................................................... 9,627 $ 82
Bristow Group, Inc.(a) ................................................... 3,616 95
Cactus, Inc., Class A ..................................................... 8,546 424
California Resources Corp. ................................................ 7,622 403
Centrus Energy Corp., Class A(a) ........................................... 1,694 73
ChampionX Corp. ...................................................... 24,905 836
Chesapeake Energy Corp. ................................................. 14,292 1,285
Chord Energy Corp. ..................................................... 5,327 943
Civitas Resources, Inc. ................................................... 10,425 750
Clean Energy Fuels Corp.(a) ............................................... 21,836 51
CNX Resources Corp.(a) ................................................. 22,923 539
Comstock Resources, Inc. ................................................. 11,856 119
CONSOL Energy, Inc. ................................................... 3,775 312
Core Laboratories, Inc. ................................................... 6,118 97
Crescent Energy Co., Class A .............................................. 10,684 114
CVR Energy, Inc. ....................................................... 13,237 402
Delek U.S. Holdings, Inc. ................................................. 8,217 225
DHT Holdings, Inc. ..................................................... 17,608 201
Diamond Offshore Drilling, Inc.(a) .......................................... 13,319 163
DMC Global, Inc.(a) .................................................... 2,460 39
Dorian LPG Ltd. ....................................................... 4,959 205
Dril-Quip, Inc.(a) ....................................................... 4,451 81
DT Midstream, Inc. ..................................................... 12,742 793
Empire Petroleum Corp.(a)(b) .............................................. 2,139 11
EnLink Midstream LLC .................................................. 29,624 406
Equitrans Midstream Corp. ................................................ 57,038 772
Evolution Petroleum Corp. ................................................ 3,986 21
Excelerate Energy, Inc., Class A ............................................ 3,391 57
Expro Group Holdings NV(a) .............................................. 13,848 260
Forum Energy Technologies, Inc.(a) ......................................... 1,421 26
FutureFuel Corp. ....................................................... 3,410 18
Geospace Technologies Corp.(a) ............................................ 1,622 20
Gevo, Inc.(a) .......................................................... 30,412 20
Golar LNG Ltd. ........................................................ 12,879 316
Gran Tierra Energy, Inc.(a) ................................................ 4,121 36
Granite Ridge Resources, Inc. .............................................. 7,181 47
Green Plains, Inc.(a) ..................................................... 8,173 169
Gulfport Energy Corp.(a) ................................................. 2,341 372
Hallador Energy Co.(a) ................................................... 2,947 15
Helix Energy Solutions Group, Inc.(a) ........................................ 18,837 202
Helmerich & Payne, Inc. .................................................. 12,535 493
HF Sinclair Corp. ....................................................... 23,076 1,252
International Seaways, Inc. ................................................ 4,451 246
Kinetik Holdings, Inc. ................................................... 3,157 121
KLX Energy Services Holdings, Inc.(a)(b) ..................................... 1,685 11
Kodiak Gas Services, Inc. ................................................. 2,380 65
Kosmos Energy Ltd.(a) ................................................... 60,672 344
Liberty Energy, Inc. ..................................................... 21,142 465
Magnolia Oil & Gas Corp., Class A .......................................... 22,564 566
Mammoth Energy Services, Inc.(a) .......................................... 6,002 19
Matador Resources Co. ................................................... 14,445 900
Murphy Oil Corp. ...................................................... 18,942 846
Nabors Industries Ltd.(a) ................................................. 1,149 83
NACCO Industries, Inc., Class A ............................................ 422 12
Natural Gas Services Group, Inc.(a) .......................................... 1,244 27
New Fortress Energy, Inc.(b) ............................................... 13,871 363
Newpark Resources, Inc.(a) ............................................... 9,878 69
NextDecade Corp.(a) .................................................... 21,154 136
Northern Oil & Gas, Inc. .................................................. 12,316 502
NOV, Inc. ............................................................ 51,408 950
Oceaneering International, Inc.(a) ........................................... 12,991 298
Oil States International, Inc.(a) ............................................. 7,897 31
OPAL Fuels, Inc., Class A(a) ............................................... 2,175 10

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Overseas Shipholding Group, Inc., Class A ..................................... 6,682 $ 41
Ovintiv, Inc. .......................................................... 33,375 1,713
Par Pacific Holdings, Inc.(a) ............................................... 7,621 235
Patterson-UTI Energy, Inc. ................................................ 46,925 508
PBF Energy, Inc., Class A ................................................. 13,571 723
Peabody Energy Corp. ................................................... 16,795 368
Permian Resources Corp. ................................................. 53,286 893
PHX Minerals, Inc. ..................................................... 3,727 12
PrimeEnergy Resources Corp.(a) ............................................ 76 8
ProPetro Holding Corp.(a) ................................................ 10,856 95
Range Resources Corp. ................................................... 30,876 1,109
Ranger Energy Services, Inc. ............................................... 1,990 20
REX American Resources Corp.(a) .......................................... 2,005 111
Riley Exploration Permian, Inc. ............................................. 771 20
Ring Energy, Inc.(a)(b) ................................................... 16,354 31
RPC, Inc. ............................................................ 12,723 85
SandRidge Energy, Inc. .................................................. 4,756 65
Scorpio Tankers, Inc. .................................................... 6,212 437
SEACOR Marine Holdings, Inc.(a) .......................................... 2,969 36
Select Water Solutions, Inc. ................................................ 11,821 109
SilverBow Resources, Inc.(a) .............................................. 2,486 76
Sitio Royalties Corp., Class A .............................................. 10,279 239
SM Energy Co. ........................................................ 14,933 724
Solaris Oilfield Infrastructure, Inc., Class A .................................... 3,234 28
Southwestern Energy Co.(a) ............................................... 136,453 1,022
Talos Energy, Inc.(a) ..................................................... 18,433 243
Teekay Corp.(a) ........................................................ 7,775 57
Teekay Tankers Ltd., Class A ............................................... 3,173 185
Tellurian, Inc.(a)(b) ..................................................... 92,891 40
TETRA Technologies, Inc.(a) .............................................. 15,483 66
Tidewater, Inc.(a) ....................................................... 6,354 584
Transocean Ltd.(a) ...................................................... 93,903 490
U.S. Silica Holdings, Inc.(a) ............................................... 9,807 151
Uranium Energy Corp.(a) ................................................. 50,795 343
VAALCO Energy, Inc. ................................................... 13,613 87
Vertex Energy, Inc.(a)(b) .................................................. 11,146 14
Vital Energy, Inc.(a) ..................................................... 2,656 141
Vitesse Energy, Inc. ..................................................... 3,013 67
W&T Offshore, Inc. ..................................................... 12,793 29
Weatherford International PLC(a) ........................................... 9,115 1,127
World Kinect Corp. ..................................................... 7,644 180
35,293
Financials (16.7%):
1st Source Corp. ....................................................... 2,304 114
Acacia Research Corp.(a) ................................................. 12,875 63
ACNB Corp. .......................................................... 1,070 35
AFC Gamma, Inc. ...................................................... 2,051 25
Affiliated Managers Group, Inc. ............................................ 4,240 662
Affirm Holdings, Inc.(a) .................................................. 32,135 1,024
AGNC Investment Corp.(b) ............................................... 90,744 830
Alerus Financial Corp. ................................................... 2,437 48
Ally Financial, Inc. ...................................................... 39,589 1,518
Amalgamated Financial Corp. .............................................. 2,319 57
A-Mark Precious Metals, Inc. .............................................. 2,310 93
Ambac Financial Group, Inc.(a) ............................................ 5,801 84
Amerant Bancorp, Inc. ................................................... 3,564 77
American Coastal Insurance Corp.(a) ......................................... 2,520 26
American Equity Investment Life Holding Co. .................................. 10,251 575
American Financial Group, Inc. ............................................. 10,211 1,304
Ameris Bancorp ........................................................ 8,583 408
AMERISAFE, Inc. ...................................................... 2,479 113
Ames National Corp. .................................................... 1,164 22

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Angel Oak Mortgage REIT, Inc. ............................................ 2,470 $ 26
Annaly Capital Management, Inc. ........................................... 65,596 1,229
Apollo Commercial Real Estate Finance, Inc. ................................... 18,469 178
Arbor Realty Trust, Inc.(b) ................................................ 22,571 290
Ares Commercial Real Estate Corp. .......................................... 6,725 46
ARMOUR Residential REIT, Inc.(b) ......................................... 6,415 117
Arrow Financial Corp. ................................................... 2,191 49
Artisan Partners Asset Management, Inc., Class A ................................ 8,865 363
AssetMark Financial Holdings, Inc.(a) ........................................ 2,855 97
Associated Banc-Corp. ................................................... 19,658 414
Assurant, Inc. ......................................................... 6,792 1,185
Assured Guaranty Ltd. ................................................... 6,862 526
Atlantic Union Bankshares Corp. ............................................ 11,557 367
Atlanticus Holdings Corp.(a) ............................................... 633 17
AvidXchange Holdings, Inc.(a) ............................................. 20,654 241
Axis Capital Holdings Ltd. ................................................ 10,068 617
Axos Financial, Inc.(a) ................................................... 6,750 342
B Riley Financial, Inc.(b) ................................................. 2,177 75
Bakkt Holdings, Inc.(a)(b) ................................................ 602 4
Banc of California, Inc. .................................................. 18,316 251
BancFirst Corp. ........................................................ 2,600 232
Bank First Corp. ....................................................... 1,179 91
Bank of Hawaii Corp. .................................................... 5,137 291
Bank of Marin Bancorp .................................................. 1,894 27
Bank OZK ............................................................ 14,206 634
Bank7 Corp. .......................................................... 503 14
BankUnited, Inc. ....................................................... 9,695 259
Bankwell Financial Group, Inc. ............................................. 760 17
Banner Corp. .......................................................... 4,427 193
Bar Harbor Bankshares ................................................... 1,945 49
BayCom Corp. ......................................................... 1,436 28
BCB Bancorp, Inc. ...................................................... 1,932 18
Beneficient, Class A(a)(b) ................................................. 219 1
Berkshire Hills Bancorp, Inc. .............................................. 5,655 121
BGC Group, Inc., Class A ................................................. 50,423 395
Blackstone Mortgage Trust, Inc., Class A(b) .................................... 21,528 380
Blue Foundry Bancorp(a) ................................................. 2,846 24
Blue Owl Capital, Inc. ................................................... 60,146 1,136
BOK Financial Corp. .................................................... 3,457 307
Bread Financial Holdings, Inc. ............................................. 6,355 235
Bridge Investment Group Holdings, Inc., Class A ................................ 3,876 25
Bridgewater Bancshares, Inc.(a) ............................................ 2,621 28
Brighthouse Financial, Inc.(a) .............................................. 8,181 395
Brightsphere Investment Group, Inc. ......................................... 4,992 111
BrightSpire Capital, Inc. .................................................. 16,758 105
Brookline Bancorp, Inc. .................................................. 11,342 94
Burke & Herbert Financial Services Corp.(b) ................................... 832 44
Business First Bancshares, Inc. ............................................. 3,111 63
Byline Bancorp, Inc. ..................................................... 3,863 84
C&F Financial Corp. .................................................... 413 16
Cadence Bank ......................................................... 23,976 663
California Bancorp(a) .................................................... 988 21
Cambridge Bancorp ..................................................... 976 60
Camden National Corp. .................................................. 1,842 57
Cannae Holdings, Inc.(a) ................................................. 8,709 169
Cantaloupe, Inc.(a) ...................................................... 8,692 50
Capital Bancorp, Inc. .................................................... 1,164 23
Capital City Bank Group, Inc. .............................................. 1,715 45
Capitol Federal Financial, Inc. .............................................. 16,304 78
Carter Bankshares, Inc.(a) ................................................. 2,899 35
Cass Information Systems, Inc. ............................................. 1,603 69
Cathay General Bancorp .................................................. 9,075 313
Central Pacific Financial Corp. ............................................. 3,472 69

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Chemung Financial Corp. ................................................. 472 $ 20
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,051 32
Chimera Investment Corp. ................................................ 30,982 128
ChoiceOne Financial Services, Inc. .......................................... 905 22
Citizens & Northern Corp. ................................................ 1,918 33
Citizens Financial Services, Inc. ............................................ 574 23
Citizens, Inc.(a)(b) ...................................................... 5,896 13
City Holding Co. ....................................................... 1,901 192
Civista Bancshares, Inc. .................................................. 1,993 28
Claros Mortgage Trust, Inc. ................................................ 16,953 147
CNA Financial Corp. .................................................... 35,495 1,560
CNB Financial Corp. .................................................... 2,670 51
CNO Financial Group, Inc. ................................................ 13,908 366
Coastal Financial Corp.(a) ................................................ 1,402 54
Codorus Valley Bancorp, Inc. .............................................. 1,215 27
Cohen & Steers, Inc. .................................................... 3,384 233
Colony Bankcorp, Inc. ................................................... 2,147 23
Columbia Banking System, Inc. ............................................ 27,226 512
Columbia Financial, Inc.(a) ................................................ 3,562 59
Comerica, Inc. ......................................................... 17,289 867
Commerce Bancshares, Inc. ............................................... 16,562 906
Community Bank System, Inc. ............................................. 6,928 299
Community Trust Bancorp, Inc. ............................................. 2,292 96
Community West Bancshares .............................................. 1,933 33
Compass Diversified Holdings ............................................. 8,499 187
ConnectOne Bancorp, Inc. ................................................ 4,728 85
Consumer Portfolio Services, Inc.(a) ......................................... 1,110 9
Corebridge Financial, Inc.(b) ............................................... 30,822 819
Crawford & Co., Class A ................................................. 2,779 26
Credit Acceptance Corp.(a) ................................................ 899 462
CrossFirst Bankshares, Inc.(a) .............................................. 5,765 70
Cullen/Frost Bankers, Inc. ................................................. 7,822 816
Customers Bancorp, Inc.(a) ................................................ 3,824 175
CVB Financial Corp. .................................................... 17,253 282
Diamond Hill Investment Group, Inc. ........................................ 360 54
Dime Community Bancshares, Inc. .......................................... 4,749 86
Donegal Group, Inc., Class A .............................................. 2,109 28
Donnelley Financial Solutions, Inc.(a) ........................................ 3,613 227
Dynex Capital, Inc. ..................................................... 7,534 88
Eagle Bancorp, Inc. ..................................................... 3,814 71
East West Bancorp, Inc. .................................................. 18,268 1,361
Eastern Bankshares, Inc. .................................................. 20,945 263
ECB Bancorp, Inc.(a) .................................................... 1,054 12
eHealth, Inc.(a) ........................................................ 3,504 15
Ellington Financial, Inc.(b) ................................................ 10,620 121
Employers Holdings, Inc. ................................................. 3,260 139
Encore Capital Group, Inc.(a) .............................................. 3,006 123
Enova International, Inc.(a) ................................................ 3,503 212
Enstar Group Ltd.(a) .................................................... 1,650 479
Enterprise Bancorp, Inc. .................................................. 1,233 30
Enterprise Financial Services Corp. .......................................... 4,737 180
Equitable Holdings, Inc. .................................................. 43,201 1,595
Equity Bancshares, Inc., Class A ............................................ 1,712 57
Erie Indemnity Co., Class A ............................................... 3,312 1,267
Esquire Financial Holdings, Inc. ............................................ 904 43
ESSA Bancorp, Inc. ..................................................... 1,096 18
Essent Group Ltd. ...................................................... 13,619 721
Euronet Worldwide, Inc.(a) ................................................ 5,658 581
Evans Bancorp, Inc. ..................................................... 686 18
Evercore, Inc. ......................................................... 4,689 851
EVERTEC, Inc. ........................................................ 8,478 318
EZCORP, Inc., Class A(a) ................................................. 6,586 72
F&G Annuities & Life, Inc. ................................................ 16,314 617

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Farmers & Merchants Bancorp, Inc. .......................................... 1,656 $ 34
Farmers National Banc Corp. .............................................. 4,690 55
FB Financial Corp. ...................................................... 4,592 168
Federal Agricultural Mortgage Corp., Class C ................................... 1,199 223
Federated Hermes, Inc. ................................................... 10,650 350
Fidelity D&D Bancorp, Inc. ............................................... 605 27
Fidelity National Financial, Inc. ............................................ 33,987 1,682
Financial Institutions, Inc. ................................................. 1,973 34
Finwise Bancorp(a) ..................................................... 1,096 12
First American Financial Corp. ............................................. 12,938 693
First Bancorp .......................................................... 21,497 371
First Bancorp .......................................................... 5,219 159
First Bank ............................................................ 3,094 36
First Busey Corp. ....................................................... 6,944 155
First Business Financial Services, Inc. ........................................ 1,019 34
First Commonwealth Financial Corp. ......................................... 13,197 174
First Community Bankshares, Inc. ........................................... 2,061 68
First Community Corp.(b) ................................................. 944 16
First Financial Bancorp ................................................... 12,246 271
First Financial Bankshares, Inc. ............................................. 18,055 534
First Financial Corp. ..................................................... 1,475 54
First Foundation, Inc. .................................................... 6,775 37
First Hawaiian, Inc. ..................................................... 16,677 352
First Horizon Corp. ..................................................... 72,379 1,080
First Internet Bancorp .................................................... 1,018 32
First Interstate BancSystem, Inc., Class A ...................................... 11,830 316
First Merchants Corp. .................................................... 7,702 257
First Mid Bancshares, Inc. ................................................ 2,738 85
First National Corp. ..................................................... 670 10
First Northwest Bancorp .................................................. 1,015 10
First Western Financial, Inc.(a) ............................................. 1,032 17
FirstCash Holdings, Inc. .................................................. 5,010 566
Five Star Bancorp ...................................................... 1,479 32
Flushing Financial Corp.(b) ............................................... 3,587 40
Flywire Corp.(a) ....................................................... 15,382 315
FNB Corp. ............................................................ 46,629 622
FNCB Bancorp, Inc. ..................................................... 2,095 12
Forge Global Holdings, Inc.(a)(b) ........................................... 13,205 24
Franklin BSP Realty Trust, Inc. ............................................. 10,668 133
Freedom Holding Corp.(a)(b) .............................................. 2,238 152
FS Bancorp, Inc. ....................................................... 859 27
Fulton Financial Corp. ................................................... 21,089 349
FVCBankcorp, Inc.(a) ................................................... 1,892 22
GCM Grosvenor, Inc., Class A ............................................. 5,574 53
Genworth Financial, Inc.(a) ................................................ 57,356 340
German American Bancorp, Inc. ............................................ 3,685 117
Glacier Bancorp, Inc. .................................................... 14,845 537
Globe Life, Inc. ........................................................ 12,058 918
GoHealth, Inc., Class A(a) ................................................ 1,025 10
Goosehead Insurance, Inc., Class A(a) ........................................ 2,952 168
Granite Point Mortgage Trust, Inc. ........................................... 6,537 28
Great Ajax Corp. ....................................................... 3,403 12
Great Southern Bancorp, Inc. .............................................. 1,164 60
Green Dot Corp., Class A(a) ............................................... 6,574 58
Greene County Bancorp, Inc. .............................................. 913 27
Greenlight Capital Re Ltd., Class A(a) ........................................ 3,406 41
Guaranty Bancshares, Inc. ................................................. 1,075 31
Guild Holdings Co., Class A ............................................... 1,186 16
Hamilton Lane, Inc., Class A ............................................... 4,456 498
Hancock Whitney Corp. .................................................. 11,230 510
Hanmi Financial Corp. ................................................... 3,922 60
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b) ....................... 14,477 362
Hanover Bancorp, Inc. ................................................... 574 10

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
HarborOne Bancorp, Inc. ................................................. 5,191 $ 53
Hawthorn Bancshares, Inc. ................................................ 841 15
HBT Financial, Inc. ..................................................... 1,644 30
HCI Group, Inc. ........................................................ 920 105
Heartland Financial USA, Inc. .............................................. 5,205 219
Heritage Commerce Corp. ................................................ 7,733 61
Heritage Financial Corp. .................................................. 4,517 80
Heritage Insurance Holdings, Inc.(a) ......................................... 2,907 30
Hilltop Holdings, Inc. .................................................... 6,001 176
Hippo Holdings, Inc.(a) .................................................. 1,738 37
Home Bancorp, Inc. ..................................................... 919 32
Home Bancshares, Inc. ................................................... 24,556 581
HomeStreet, Inc. ....................................................... 2,297 28
HomeTrust Bancshares, Inc. ............................................... 1,899 49
Hope Bancorp, Inc. ..................................................... 14,998 150
Horace Mann Educators Corp. .............................................. 5,325 196
Horizon Bancorp, Inc. ................................................... 5,636 65
Houlihan Lokey, Inc. .................................................... 6,854 874
I3 Verticals, Inc., Class A(a) ............................................... 2,931 67
Independent Bank Corp. .................................................. 2,621 65
Independent Bank Corp. .................................................. 5,525 278
Independent Bank Group, Inc. .............................................. 4,702 175
Interactive Brokers Group, Inc. ............................................. 13,553 1,560
International Bancshares Corp. ............................................. 7,041 392
International Money Express, Inc.(a) ......................................... 3,992 81
Invesco Ltd. ........................................................... 57,898 820
Invesco Mortgage Capital, Inc. ............................................. 6,363 54
Investors Title Co. ...................................................... 186 30
Jackson Financial, Inc., Class A ............................................. 9,981 682
James River Group Holdings Ltd. ........................................... 4,704 42
Jefferies Financial Group, Inc. .............................................. 20,522 884
John Marshall Bancorp, Inc. ............................................... 1,612 27
Kearny Financial Corp. ................................................... 7,458 40
Kemper Corp. ......................................................... 8,060 470
KeyCorp ............................................................. 122,433 1,774
Kingsway Financial Services, Inc.(a) ......................................... 2,660 24
Kinsale Capital Group, Inc. ................................................ 2,890 1,050
KKR Real Estate Finance Trust, Inc. ......................................... 7,605 72
Ladder Capital Corp. .................................................... 14,714 158
Lakeland Bancorp, Inc. ................................................... 8,051 98
Lakeland Financial Corp. ................................................. 3,255 191
Lazard, Inc. ........................................................... 10,560 407
LCNB Corp. .......................................................... 1,620 23
Lemonade, Inc.(a)(b) .................................................... 6,641 114
LendingClub Corp.(a) .................................................... 13,962 105
LendingTree, Inc.(a) ..................................................... 1,425 69
Lincoln National Corp. ................................................... 22,007 600
Live Oak Bancshares, Inc. ................................................ 4,428 143
loanDepot, Inc., Class A(a) ................................................ 7,916 16
LUB Liquidating Trust(a)(c) ............................................... 2,351 2
Macatawa Bank Corp. ................................................... 3,429 48
Maiden Holdings Ltd.(a) .................................................. 9,958 21
MainStreet Bancshares, Inc. ............................................... 896 14
MarketAxess Holdings, Inc. ............................................... 4,870 974
MarketWise, Inc. ....................................................... 3,930 6
Marqeta, Inc., Class A(a) ................................................. 50,965 283
MBIA, Inc. ........................................................... 5,687 36
Medallion Financial Corp. ................................................ 2,235 16
Mercantile Bank Corp. ................................................... 2,052 74
Merchants Bancorp ..................................................... 2,189 88
Mercury General Corp. ................................................... 3,497 183
Meridian Corp. ........................................................ 1,224 11
Metrocity Bankshares, Inc. ................................................ 2,362 54

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Metropolitan Bank Holding Corp.(a) ......................................... 1,268 $ 50
MFA Financial, Inc. ..................................................... 13,295 141
MGIC Investment Corp. .................................................. 34,964 709
Mid Penn Bancorp, Inc. .................................................. 1,895 38
Middlefield Banc Corp. .................................................. 948 20
Midland States Bancorp, Inc. .............................................. 2,659 58
MidWestOne Financial Group, Inc. .......................................... 1,873 38
Moelis & Co., Class A ................................................... 8,710 427
Moneylion, Inc.(a) ...................................................... 636 42
Morningstar, Inc. ....................................................... 3,514 993
Mr. Cooper Group, Inc.(a) ................................................. 8,198 633
MVB Financial Corp. .................................................... 1,543 28
National Bank Holdings Corp., Class A ....................................... 4,876 160
National Bankshares, Inc. ................................................. 751 20
National Western Life Group, Inc., Class A ..................................... 296 145
Navient Corp. ......................................................... 14,109 212
NBT Bancorp, Inc. ...................................................... 6,063 212
NCR Atleos Corp.(a) .................................................... 9,058 181
Nelnet, Inc., Class A ..................................................... 2,234 210
NerdWallet, Inc., Class A(a) ............................................... 4,780 60
New York Community Bancorp, Inc. ......................................... 93,296 247
New York Mortgage Trust, Inc. ............................................. 11,825 81
NewtekOne, Inc. ....................................................... 3,027 33
Nexpoint Real Estate Finance, Inc. .......................................... 2,206 29
NI Holdings, Inc.(a) ..................................................... 861 13
Nicolet Bankshares, Inc. .................................................. 1,716 131
NMI Holdings, Inc., Class A(a) ............................................. 10,423 322
Northeast Bank ........................................................ 904 47
Northeast Community Bancorp, Inc. ......................................... 1,607 25
Northfield Bancorp, Inc. .................................................. 5,132 43
Northrim Bancorp, Inc. ................................................... 706 34
Northwest Bancshares, Inc. ................................................ 15,880 168
Norwood Financial Corp. ................................................. 943 23
Oak Valley Bancorp ..................................................... 900 22
OceanFirst Financial Corp. ................................................ 7,518 111
Ocwen Financial Corp.(a) ................................................. 810 19
OFG Bancorp ......................................................... 6,068 219
Old National Bancorp .................................................... 40,796 675
Old Republic International Corp. ............................................ 33,794 1,009
Old Second Bancorp, Inc. ................................................. 5,594 77
OneMain Holdings, Inc. .................................................. 15,653 816
OP Bancorp ........................................................... 1,484 14
Open Lending Corp.(a) ................................................... 12,807 65
Oppenheimer Holdings, Inc., Class A ......................................... 757 30
Orange County Bancorp, Inc. .............................................. 619 27
Orchid Island Capital, Inc.(b) .............................................. 6,732 56
Origin Bancorp, Inc. ..................................................... 3,719 110
Orrstown Financial Services, Inc. ........................................... 1,313 34
Oscar Health, Inc., Class A(a) .............................................. 19,136 332
P10, Inc., Class A ....................................................... 5,415 38
Pacific Premier Bancorp, Inc. .............................................. 12,360 266
Palomar Holdings, Inc.(a) ................................................. 3,171 249
Park National Corp. ..................................................... 2,064 272
Parke Bancorp, Inc. ..................................................... 1,356 22
Pathward Financial, Inc. .................................................. 3,311 167
Paymentus Holdings, Inc., Class A(a) ........................................ 2,172 44
Payoneer Global, Inc.(a) .................................................. 34,213 169
Paysafe Ltd.(a) ......................................................... 4,031 57
Paysign, Inc.(a) ........................................................ 4,263 20
PCB Bancorp .......................................................... 1,453 21
Peapack-Gladstone Financial Corp. .......................................... 2,063 46
Penns Woods Bancorp, Inc. ................................................ 896 16
PennyMac Financial Services, Inc. .......................................... 6,120 524

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
PennyMac Mortgage Investment Trust ........................................ 11,270 $ 156
Peoples Bancorp, Inc. .................................................... 4,400 128
Peoples Financial Services Corp. ............................................ 889 34
Perella Weinberg Partners ................................................. 5,080 76
Pinnacle Financial Partners, Inc. ............................................ 9,879 758
Pioneer Bancorp, Inc.(a) .................................................. 1,519 13
Piper Sandler Cos. ...................................................... 2,250 441
PJT Partners, Inc., Class A ................................................ 2,904 274
Plumas Bancorp ........................................................ 679 24
Ponce Financial Group, Inc.(a) ............................................. 2,427 19
Popular, Inc. .......................................................... 9,306 791
PRA Group, Inc.(a) ..................................................... 4,983 119
Preferred Bank ......................................................... 1,803 136
Premier Financial Corp. .................................................. 4,601 89
Primerica, Inc. ......................................................... 4,562 966
Primis Financial Corp. ................................................... 2,736 27
Princeton Bancorp, Inc. .................................................. 616 18
ProAssurance Corp.(a) ................................................... 6,631 89
PROG Holdings, Inc. .................................................... 5,596 186
Prosperity Bancshares, Inc. ................................................ 11,741 728
Provident Bancorp, Inc.(a) ................................................ 2,015 18
Provident Financial Services, Inc. ........................................... 9,076 133
QCR Holdings, Inc. ..................................................... 2,135 117
Radian Group, Inc. ...................................................... 19,771 591
RBB Bancorp ......................................................... 1,919 34
Ready Capital Corp. ..................................................... 22,504 192
Red River Bancshares, Inc. ................................................ 619 28
Redwood Trust, Inc. ..................................................... 17,142 95
Regional Management Corp. ............................................... 1,177 30
Reinsurance Group of America, Inc. ......................................... 8,618 1,611
Remitly Global, Inc.(a) ................................................... 17,776 317
RenaissanceRe Holdings Ltd. .............................................. 6,635 1,455
Renasant Corp. ........................................................ 7,157 208
Repay Holdings Corp.(a) ................................................. 10,535 107
Republic Bancorp, Inc., Class A ............................................ 1,129 57
Richmond Mutual BanCorp, Inc.(b) .......................................... 1,261 14
Rithm Capital Corp. ..................................................... 63,284 704
Riverview Bancorp, Inc. .................................................. 2,573 10
RLI Corp. ............................................................ 5,330 753
Robinhood Markets, Inc., Class A(a) ......................................... 57,803 953
Rocket Cos., Inc., Class A(a) ............................................... 15,865 195
Runway Growth Finance Corp.(b) ........................................... 5,268 67
Ryan Specialty Holdings, Inc. .............................................. 12,684 626
S&T Bancorp, Inc. ...................................................... 4,967 150
Sachem Capital Corp. .................................................... 5,707 18
Safety Insurance Group, Inc. ............................................... 1,861 148
Sandy Spring Bancorp, Inc. ................................................ 5,713 117
Seacoast Banking Corp. of Florida ........................................... 11,035 255
Security National Financial Corp., Class A(a) ................................... 1,724 11
SEI Investments Co. ..................................................... 14,208 937
Selective Insurance Group, Inc. ............................................. 7,857 799
Selectquote, Inc.(a) ..................................................... 17,614 27
ServisFirst Bancshares, Inc. ............................................... 6,576 388
Seven Hills Realty Trust .................................................. 1,901 24
Shift4 Payments, Inc., Class A(a) ............................................ 7,301 422
Shore Bancshares, Inc. ................................................... 3,963 41
Sierra Bancorp ......................................................... 1,741 34
Silvercrest Asset Management Group, Inc., Class A ............................... 1,219 18
Simmons First National Corp., Class A ....................................... 16,222 277
SiriusPoint Ltd.(a) ...................................................... 12,378 146
Skyward Specialty Insurance Group, Inc.(a) .................................... 2,898 101
SLM Corp. ........................................................... 28,552 605
SmartFinancial, Inc. ..................................................... 1,856 38

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
SoFi Technologies, Inc.(a)(b) .............................................. 119,075 $ 807
South Plains Financial, Inc. ................................................ 1,540 40
Southern California Bancorp(a) ............................................. 1,496 21
Southern First Bancshares, Inc.(a) ........................................... 999 26
Southern Missouri Bancorp, Inc. ............................................ 1,249 50
Southern States Bancshares, Inc. ............................................ 912 22
Southside Bancshares, Inc. ................................................ 3,760 100
SouthState Corp. ....................................................... 9,896 749
Starwood Property Trust, Inc. .............................................. 38,876 737
Stellar Bancorp, Inc. ..................................................... 6,414 142
StepStone Group, Inc., Class A ............................................. 7,027 253
Sterling Bancorp, Inc.(a) .................................................. 2,366 11
Stewart Information Services Corp. .......................................... 3,553 220
Stifel Financial Corp. .................................................... 13,043 1,042
Stock Yards Bancorp, Inc. ................................................. 3,535 157
StoneX Group, Inc.(a) ................................................... 3,562 259
Summit Financial Group, Inc. .............................................. 1,599 42
Synovus Financial Corp. .................................................. 19,131 685
Texas Capital Bancshares, Inc.(a) ........................................... 6,117 351
TFS Financial Corp. ..................................................... 6,845 82
The Baldwin Insurance Group, Inc.(a) ........................................ 8,395 224
The Bancorp, Inc.(a) ..................................................... 6,376 191
The Bank of NT Butterfield & Son Ltd. ....................................... 6,216 211
The Carlyle Group, Inc. .................................................. 25,090 1,124
The First Bancorp, Inc. ................................................... 1,250 28
The First Bancshares, Inc. ................................................. 3,715 89
The First of Long Island Corp. ............................................. 2,754 26
The Hanover Insurance Group, Inc. .......................................... 4,661 605
The Hingham Institution for Savings(b) ....................................... 204 34
The Western Union Co. ................................................... 44,748 601
Third Coast Bancshares, Inc.(a) ............................................. 1,524 30
Timberland Bancorp, Inc. ................................................. 969 24
Tiptree, Inc. ........................................................... 2,821 45
Toast, Inc., Class A(a) .................................................... 47,391 1,120
Tompkins Financial Corp. ................................................. 1,711 75
Towne Bank .......................................................... 8,883 230
TPG RE Finance Trust, Inc. ............................................... 8,054 59
TPG, Inc. ............................................................ 10,111 436
Tradeweb Markets, Inc., Class A ............................................ 15,120 1,538
TriCo Bancshares ....................................................... 4,048 141
Triumph Financial, Inc.(a) ................................................. 2,884 203
Trupanion, Inc.(a)(b) .................................................... 4,262 96
TrustCo Bank Corp. ..................................................... 2,423 64
Trustmark Corp. ........................................................ 7,383 219
Two Harbors Investment Corp. ............................................. 13,473 170
UMB Financial Corp. .................................................... 6,001 478
Union Bankshares, Inc. ................................................... 490 13
United Bankshares, Inc. .................................................. 17,353 563
United Community Banks, Inc. ............................................. 15,565 393
United Fire Group, Inc. ................................................... 2,800 62
United Security Bancshares ................................................ 1,759 13
Unity Bancorp, Inc. ..................................................... 944 25
Universal Insurance Holdings, Inc. .......................................... 3,410 67
Univest Financial Corp. .................................................. 3,818 80
Unum Group .......................................................... 24,947 1,265
Upstart Holdings, Inc.(a)(b) ............................................... 9,755 216
USCB Financial Holdings, Inc. ............................................. 1,352 15
UWM Holdings Corp.(b) ................................................. 11,276 71
Valley National Bancorp .................................................. 56,366 395
Veritex Holdings, Inc. .................................................... 6,950 135
Victory Capital Holdings, Inc., Class A(e) ..................................... 5,828 296
Virginia National Bankshares Corp. .......................................... 622 18
Virtu Financial, Inc., Class A ............................................... 11,114 241

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Virtus Investment Partners, Inc. ............................................. 877 $ 192
Voya Financial, Inc. ..................................................... 13,260 904
WaFd, Inc. ............................................................ 10,520 285
Walker & Dunlop, Inc. ................................................... 4,186 384
Washington Trust Bancorp, Inc. ............................................. 2,202 56
Waterstone Financial, Inc. ................................................. 2,170 25
Webster Financial Corp. .................................................. 22,404 982
WesBanco, Inc. ........................................................ 7,583 205
West Bancorp, Inc. ...................................................... 1,929 31
Westamerica Bancorp .................................................... 3,342 156
Western Alliance Bancorp ................................................. 14,268 811
Western New England Bancorp, Inc. ......................................... 2,525 15
WEX, Inc.(a) .......................................................... 5,459 1,153
White Mountains Insurance Group Ltd. ....................................... 325 578
William Penn Bancorp ................................................... 1,003 12
Wintrust Financial Corp. .................................................. 7,967 770
WisdomTree, Inc. ....................................................... 15,502 138
World Acceptance Corp.(a) ................................................ 681 94
WSFS Financial Corp. ................................................... 7,843 335
Zions Bancorp NA ...................................................... 19,189 783
122,158
Health Care (12.5%):
10X Genomics, Inc., Class A(a) ............................................. 12,931 379
23andMe Holding Co., Class A(a)(b) ......................................... 36,788 18
4D Molecular Therapeutics, Inc.(a) .......................................... 5,733 137
89bio, Inc.(a) .......................................................... 11,410 97
Aadi Bioscience, Inc.(a) .................................................. 2,281 4
Abeona Therapeutics, Inc.(a) ............................................... 3,071 13
Absci Corp.(a) ......................................................... 10,538 50
Acadia Healthcare Co., Inc.(a) .............................................. 11,794 872
ACADIA Pharmaceuticals, Inc.(a) ........................................... 21,530 360
Accolade, Inc.(a) ....................................................... 9,079 69
Accuray, Inc.(a) ........................................................ 12,280 26
ACELYRIN, Inc.(a)(b) ................................................... 7,948 33
Achieve Life Sciences, Inc.(a) .............................................. 3,396 15
Actinium Pharmaceuticals, Inc.(a) ........................................... 3,514 27
Acumen Pharmaceuticals, Inc.(a) ............................................ 5,463 18
AdaptHealth Corp.(a) .................................................... 9,269 91
Adaptive Biotechnologies Corp.(a) .......................................... 18,672 49
Addus HomeCare Corp.(a) ................................................ 2,092 201
ADMA Biologics, Inc.(a) ................................................. 28,724 187
Aerovate Therapeutics, Inc.(a)(b) ........................................... 2,244 45
Agenus, Inc.(a)(b) ...................................................... 2,485 30
Agiliti, Inc.(a) ......................................................... 4,458 45
agilon health, Inc.(a) ..................................................... 39,867 219
Agios Pharmaceuticals, Inc.(a) ............................................. 7,210 234
AirSculpt Technologies, Inc.(a)(b) ........................................... 1,583 9
Akebia Therapeutics, Inc.(a) ............................................... 21,817 27
Akero Therapeutics, Inc.(a) ................................................ 6,375 127
Akoya Biosciences, Inc.(a) ................................................ 2,821 11
Aldeyra Therapeutics, Inc.(a) .............................................. 7,454 29
Alector, Inc.(a) ......................................................... 9,666 49
Alignment Healthcare, Inc.(a) .............................................. 12,485 64
Alkermes PLC(a) ....................................................... 21,675 532
Allakos, Inc.(a) ........................................................ 9,400 10
Allogene Therapeutics, Inc.(a) .............................................. 13,675 38
Allovir, Inc.(a) ......................................................... 7,520 6
Alphatec Holdings, Inc.(a) ................................................ 12,477 157
Alpine Immune Sciences, Inc.(a) ............................................ 6,189 400
Altimmune, Inc.(a) ...................................................... 7,002 46
ALX Oncology Holdings, Inc.(a)(b) ......................................... 3,557 61
Amedisys, Inc.(a) ....................................................... 4,192 386

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
American Well Corp., Class A(a) ............................................ 29,206 $ 15
Amicus Therapeutics, Inc.(a) ............................................... 37,724 377
AMN Healthcare Services, Inc.(a) ........................................... 4,958 297
Amneal Pharmaceuticals, Inc.(a) ............................................ 14,485 88
Amphastar Pharmaceuticals, Inc.(a) .......................................... 4,760 196
Amylyx Pharmaceuticals, Inc.(a)(b) .......................................... 6,813 12
AN2 Therapeutics, Inc.(a)(b) ............................................... 2,400 6
AnaptysBio, Inc.(a) ..................................................... 3,031 74
Anavex Life Sciences Corp.(a)(b) ........................................... 10,470 38
AngioDynamics, Inc.(a) .................................................. 5,078 29
ANI Pharmaceuticals, Inc.(a) .............................................. 2,183 144
Anika Therapeutics, Inc.(a) ................................................ 1,874 49
Annexon, Inc.(a) ....................................................... 8,106 37
Apellis Pharmaceuticals, Inc.(a) ............................................ 13,009 575
Apogee Therapeutics, Inc.(a) ............................................... 2,826 142
Applied Therapeutics, Inc.(a)(b) ............................................ 8,133 36
Aquestive Therapeutics, Inc.(a) ............................................. 9,097 31
Arcellx, Inc.(a) ........................................................ 4,918 246
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 3,205 82
Arcus Biosciences, Inc.(a) ................................................. 6,229 95
Arcutis Biotherapeutics, Inc.(a) ............................................. 12,175 101
Ardelyx, Inc.(a)(b) ...................................................... 29,463 189
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 15,466 350
ARS Pharmaceuticals, Inc.(a) .............................................. 5,446 47
Artivion, Inc.(a) ........................................................ 5,099 100
Arvinas, Inc.(a) ........................................................ 7,688 244
Astrana Health, Inc.(a) ................................................... 5,759 214
Astria Therapeutics, Inc.(a) ................................................ 5,853 54
Atea Pharmaceuticals, Inc.(a) .............................................. 9,716 36
AtriCure, Inc.(a) ....................................................... 6,084 147
Atrion Corp. .......................................................... 181 77
Augmedix, Inc.(a) ...................................................... 5,586 15
Aura Biosciences, Inc.(a) ................................................. 5,225 39
Avanos Medical, Inc.(a) .................................................. 5,964 108
Aveanna Healthcare Holdings, Inc.(a) ........................................ 6,913 16
Avid Bioservices, Inc.(a) .................................................. 8,239 63
Avidity Biosciences, Inc.(a) ............................................... 9,320 225
Avita Medical, Inc.(a) .................................................... 3,237 27
Axogen, Inc.(a) ........................................................ 5,358 34
Axonics, Inc.(a) ........................................................ 6,642 442
Axsome Therapeutics, Inc.(a) .............................................. 5,106 377
Azenta, Inc.(a) ......................................................... 7,200 378
Beam Therapeutics, Inc.(a) ................................................ 8,948 190
BioCryst Pharmaceuticals, Inc.(a) ........................................... 26,144 108
Biodesix, Inc.(a)(b) ..................................................... 3,282 4
Biohaven Ltd.(a) ....................................................... 9,194 357
BioLife Solutions, Inc.(a) ................................................. 5,727 100
Biomea Fusion, Inc.(a)(b) ................................................. 3,631 39
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,592 699
Biote Corp., Class A(a)(b) ................................................. 4,153 23
Bio-Techne Corp. ....................................................... 20,483 1,295
Bioventus, Inc., Class A(a) ................................................ 4,683 19
Bioxcel Therapeutics, Inc.(a)(b) ............................................ 2,809 7
Black Diamond Therapeutics, Inc.(a) ......................................... 5,010 28
Bluebird Bio, Inc.(a)(b) .................................................. 14,187 13
Blueprint Medicines Corp.(a) .............................................. 7,911 723
Bridgebio Pharma, Inc.(a) ................................................. 17,125 439
Brookdale Senior Living, Inc.(a) ............................................ 22,126 150
Bruker Corp. .......................................................... 11,789 920
Butterfly Network, Inc.(a)(b) ............................................... 19,839 15
Cabaletta Bio, Inc.(a) .................................................... 4,444 47
CareDx, Inc.(a) ........................................................ 6,508 51
Caribou Biosciences, Inc.(a) ............................................... 10,231 37

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Cartesian Therapeutics, Inc.(a)(b) ........................................... 453 $ 10
Cassava Sciences, Inc.(a)(b) ............................................... 5,156 114
Castle Biosciences, Inc.(a) ................................................ 3,358 71
Catalent, Inc.(a) ........................................................ 23,049 1,287
Catalyst Pharmaceuticals, Inc.(a) ............................................ 13,140 198
Celcuity, Inc.(a) ........................................................ 1,815 29
Celldex Therapeutics, Inc.(a) ............................................... 8,235 308
CEL-SCI Corp.(a)(b) .................................................... 6,878 10
Cerevel Therapeutics Holdings, Inc.(a) ........................................ 11,455 489
Certara, Inc.(a) ......................................................... 14,372 246
Cerus Corp.(a) ......................................................... 23,054 38
Charles River Laboratories International, Inc.(a) ................................. 6,616 1,515
Chemed Corp. ......................................................... 1,943 1,104
Cibus, Inc.(a)(b) ........................................................ 1,590 27
Citius Pharmaceuticals, Inc.(a)(b) ........................................... 19,328 14
ClearPoint Neuro, Inc.(a) ................................................. 3,032 16
Clover Health Investments Corp.(a)(b) ........................................ 48,657 31
Codexis, Inc.(a) ........................................................ 8,855 26
Cogent Biosciences, Inc.(a) ................................................ 11,470 75
Coherus Biosciences, Inc.(a) ............................................... 13,979 27
Collegium Pharmaceutical, Inc.(a) ........................................... 4,026 149
Community Health Systems, Inc.(a) .......................................... 16,528 55
Compass Therapeutics, Inc.(a) .............................................. 10,021 14
CONMED Corp. ....................................................... 4,022 273
Corcept Therapeutics, Inc.(a) .............................................. 11,755 274
CorMedix, Inc.(a)(b) .................................................... 7,072 37
CorVel Corp.(a) ........................................................ 1,195 285
Crinetics Pharmaceuticals, Inc.(a) ........................................... 9,382 411
Cross Country Healthcare, Inc.(a) ........................................... 4,320 76
CryoPort, Inc.(a) ....................................................... 6,247 101
Cue Biopharma, Inc.(a)(b) ................................................ 5,748 11
Cullinan Therapeutics, Inc.(a) .............................................. 3,460 93
CVRx, Inc.(a) ......................................................... 1,226 19
Cytek Biosciences, Inc.(a) ................................................. 16,254 98
Cytokinetics, Inc.(a) ..................................................... 13,067 801
DaVita, Inc.(a) ......................................................... 11,397 1,584
Day One Biopharmaceuticals, Inc.(a) ......................................... 7,754 133
Deciphera Pharmaceuticals, Inc.(a) .......................................... 6,506 164
Definitive Healthcare Corp.(a) .............................................. 6,290 44
Denali Therapeutics, Inc.(a) ............................................... 14,743 228
DENTSPLY SIRONA, Inc. ................................................ 27,055 812
Design Therapeutics, Inc.(a) ............................................... 4,287 15
Dianthus Therapeutics, Inc.(a)(b) ............................................ 2,822 60
Disc Medicine, Inc.(a) ................................................... 1,615 45
DocGo, Inc.(a) ......................................................... 11,444 39
Doximity, Inc., Class A(a) ................................................. 15,515 377
Dynavax Technologies Corp.(a) ............................................. 17,144 195
Dyne Therapeutics, Inc.(a) ................................................ 6,607 167
Edgewise Therapeutics, Inc.(a) ............................................. 8,243 148
Editas Medicine, Inc.(a) .................................................. 10,690 56
Elanco Animal Health, Inc.(a) .............................................. 64,317 846
Embecta Corp. ......................................................... 7,278 74
Enanta Pharmaceuticals, Inc.(a) ............................................. 2,588 36
Encompass Health Corp. .................................................. 12,984 1,083
Enhabit, Inc.(a) ........................................................ 5,818 59
Enliven Therapeutics, Inc.(a)(b) ............................................ 2,779 48
Enovis Corp.(a) ........................................................ 6,468 357
Entrada Therapeutics, Inc.(a) ............................................... 2,376 28
Envista Holdings Corp.(a) ................................................. 22,465 442
Erasca, Inc.(a) ......................................................... 11,790 24
Esperion Therapeutics, Inc.(a)(b) ............................................ 24,179 48
Establishment Labs Holdings, Inc.(a) ......................................... 3,155 158
Evolent Health, Inc., Class A(a) ............................................. 14,427 400

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Evolus, Inc.(a) ......................................................... 5,792 $ 68
Exelixis, Inc.(a) ........................................................ 38,819 911
EyePoint Pharmaceuticals, Inc.(a) ........................................... 5,998 106
Fate Therapeutics, Inc.(a) ................................................. 11,421 45
Foghorn Therapeutics, Inc.(a)(b) ............................................ 2,415 13
FONAR Corp.(a) ....................................................... 820 13
Fortrea Holdings, Inc.(a) .................................................. 11,674 427
Fulcrum Therapeutics, Inc.(a) .............................................. 7,733 55
Fulgent Genetics, Inc.(a) .................................................. 2,518 51
Galectin Therapeutics, Inc.(a) .............................................. 5,556 20
Genelux Corp.(a)(b) ..................................................... 2,590 8
Geron Corp.(a) ......................................................... 58,934 232
Glaukos Corp.(a) ....................................................... 6,236 599
Globus Medical, Inc.(a) .................................................. 14,748 734
GoodRx Holdings, Inc., Class A(a) .......................................... 10,129 72
Gossamer Bio, Inc.(a)(b) .................................................. 24,858 18
Greenwich Lifesciences, Inc.(a)(b) .......................................... 768 10
Gritstone bio, Inc.(a)(b) .................................................. 11,773 9
Guardant Health, Inc.(a) .................................................. 15,259 275
Haemonetics Corp.(a) .................................................... 6,616 608
Halozyme Therapeutics, Inc.(a) ............................................. 16,518 629
Harmony Biosciences Holdings, Inc.(a) ....................................... 4,047 125
Harrow, Inc.(a)(b) ...................................................... 3,928 40
Harvard Bioscience, Inc.(a) ................................................ 5,252 20
Health Catalyst, Inc.(a) ................................................... 7,325 46
HealthEquity, Inc.(a) .................................................... 11,034 871
HealthStream, Inc. ...................................................... 3,131 81
Henry Schein, Inc.(a) .................................................... 16,708 1,158
Heron Therapeutics, Inc.(a)(b) .............................................. 18,762 44
HilleVax, Inc.(a) ....................................................... 1,974 26
Hims & Hers Health, Inc.(a) ............................................... 18,257 229
Humacyte, Inc.(a) ...................................................... 11,134 44
ICU Medical, Inc.(a) .................................................... 2,764 271
Ideaya Biosciences, Inc.(a) ................................................ 8,663 352
IGM Biosciences, Inc.(a)(b) ............................................... 2,745 26
Immuneering Corp., Class A(a) ............................................. 2,792 4
ImmunityBio, Inc.(a)(b) .................................................. 17,207 137
Immunome, Inc.(a) ...................................................... 5,922 83
Immunovant, Inc.(a) ..................................................... 8,046 221
Inari Medical, Inc.(a) .................................................... 6,515 243
InfuSystem Holdings, Inc.(a) ............................................... 2,451 18
Inhibrx, Inc.(a) ......................................................... 4,686 160
Inmune Bio, Inc.(a) ..................................................... 1,545 18
Innoviva, Inc.(a) ....................................................... 8,225 124
Inogen, Inc.(a) ......................................................... 2,996 20
Inozyme Pharma, Inc.(a) .................................................. 5,418 24
Insmed, Inc.(a) ......................................................... 19,042 471
Inspire Medical Systems, Inc.(a) ............................................ 3,808 920
Integer Holdings Corp.(a) ................................................. 4,329 483
Integra LifeSciences Holdings Corp.(a) ....................................... 8,715 254
Intellia Therapeutics, Inc.(a) ............................................... 12,399 265
Intra-Cellular Therapies, Inc.(a) ............................................. 12,411 891
Invivyd, Inc.(a) ........................................................ 6,110 14
Ionis Pharmaceuticals, Inc.(a) .............................................. 17,637 728
Iovance Biotherapeutics, Inc.(a) ............................................ 28,957 341
iRadimed Corp. ........................................................ 1,048 43
iRhythm Technologies, Inc.(a) .............................................. 4,004 439
Ironwood Pharmaceuticals, Inc.(a) ........................................... 20,034 155
iTeos Therapeutics, Inc.(a) ................................................ 3,757 40
Janux Therapeutics, Inc.(a) ................................................ 4,210 240
Jazz Pharmaceuticals PLC(a) .............................................. 7,950 880
KalVista Pharmaceuticals, Inc.(a) ........................................... 3,570 41
Keros Therapeutics, Inc.(a) ................................................ 3,513 198

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Kiniksa Pharmaceuticals Ltd., Class A(a) ...................................... 5,177 $ 97
Kodiak Sciences, Inc.(a) .................................................. 6,401 21
Korro Bio, Inc.(a)(b) .................................................... 617 35
Krystal Biotech, Inc.(a) ................................................... 3,103 475
Kura Oncology, Inc.(a) ................................................... 8,367 164
Kymera Therapeutics, Inc.(a) .............................................. 7,075 238
Lantheus Holdings, Inc.(a) ................................................ 8,841 588
Larimar Therapeutics, Inc.(a) .............................................. 4,923 34
LeMaitre Vascular, Inc. ................................................... 2,624 170
LENZ Therapeutics, Inc.(a) ................................................ 519 8
Lexicon Pharmaceuticals, Inc.(a) ............................................ 31,369 48
Lifecore Biomedical, Inc.(a) ............................................... 3,873 25
LifeMD, Inc.(a) ........................................................ 3,990 48
LifeStance Health Group, Inc.(a)(b) .......................................... 11,344 70
Ligand Pharmaceuticals, Inc.(a) ............................................. 2,187 153
Lineage Cell Therapeutics, Inc.(a)(b) ......................................... 24,670 27
Liquidia Corp.(a) ....................................................... 7,297 94
Lyell Immunopharma, Inc.(a)(b) ............................................ 15,344 33
Lyra Therapeutics, Inc.(a) ................................................. 5,097 26
MacroGenics, Inc.(a) .................................................... 7,653 113
Madrigal Pharmaceuticals, Inc.(a)(b) ......................................... 2,128 434
MannKind Corp.(a)(b) ................................................... 34,264 141
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 14,055 115
Marinus Pharmaceuticals, Inc.(a) ............................................ 6,697 9
Masimo Corp.(a) ....................................................... 6,429 864
MaxCyte, Inc.(a) ....................................................... 11,995 44
Medpace Holdings, Inc.(a) ................................................ 3,259 1,266
MeiraGTx Holdings PLC(a) ............................................... 6,457 32
Merit Medical Systems, Inc.(a) ............................................. 7,446 552
Merrimack Pharmaceuticals, Inc.(a) .......................................... 1,851 27
Mersana Therapeutics, Inc.(a) .............................................. 12,087 38
Mesa Laboratories, Inc. .................................................. 682 72
MiMedx Group, Inc.(a) ................................................... 13,722 85
Mineralys Therapeutics, Inc.(a) ............................................. 1,928 24
Mirum Pharmaceuticals, Inc.(a) ............................................. 4,819 121
ModivCare, Inc.(a) ...................................................... 1,833 43
Monogram Orthopaedics, Inc.(a) ............................................ 2,297 5
Monte Rosa Therapeutics, Inc.(a) ........................................... 4,159 22
MoonLake Immunotherapeutics(a) .......................................... 6,213 254
Morphic Holding, Inc.(a) ................................................. 5,098 139
Multiplan Corp.(a) ...................................................... 37,944 25
Myriad Genetics, Inc.(a) .................................................. 11,339 222
Natera, Inc.(a) ......................................................... 14,836 1,378
National HealthCare Corp. ................................................ 1,624 148
National Research Corp. .................................................. 1,906 65
Nautilus Biotechnology, Inc.(a) ............................................. 8,290 21
Neogen Corp.(a) ....................................................... 28,473 351
NeoGenomics, Inc.(a) .................................................... 16,606 231
Neumora Therapeutics, Inc.(a)(b) ........................................... 6,167 56
Neurocrine Biosciences, Inc.(a) ............................................. 12,761 1,755
NeuroPace, Inc.(a) ...................................................... 1,548 20
Nevro Corp.(a) ......................................................... 4,619 49
Nkarta, Inc.(a) ......................................................... 3,481 23
Novavax, Inc.(a)(b) ..................................................... 17,348 75
Novocure Ltd.(a) ....................................................... 12,677 155
Nurix Therapeutics, Inc.(a) ................................................ 5,929 71
Nutex Health, Inc.(a) .................................................... 3,336 2
Nuvalent, Inc., Class A(a) ................................................. 4,077 281
Nuvation Bio, Inc.(a) .................................................... 18,846 56
Nuvectis Pharma, Inc.(a) .................................................. 879 5
Ocular Therapeutix, Inc.(a) ................................................ 12,708 60
Olema Pharmaceuticals, Inc.(a) ............................................. 6,275 64
Omega Therapeutics, Inc.(a)(b) ............................................. 2,688 6

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Omeros Corp.(a)(b) ..................................................... 7,942 $ 25
OmniAb, Inc.(a) ........................................................ 12,418 55
Omnicell, Inc.(a) ....................................................... 5,907 158
OneMedNet Corp.(a)(b) .................................................. 2,686 2
OPKO Health, Inc.(a)(b) .................................................. 43,429 53
OptimizeRx Corp.(a) .................................................... 2,107 21
Optinose, Inc.(a) ....................................................... 10,539 9
Option Care Health, Inc.(a) ................................................ 22,597 675
OraSure Technologies, Inc.(a) .............................................. 9,247 49
Organogenesis Holdings, Inc.(a) ............................................ 10,199 24
Organon & Co. ........................................................ 33,608 625
ORIC Pharmaceuticals, Inc.(a) ............................................. 5,268 47
Orthofix Medical, Inc.(a) ................................................. 4,730 61
OrthoPediatrics Corp.(a) .................................................. 2,072 61
Outlook Therapeutics, Inc.(a) .............................................. 983 9
Outset Medical, Inc.(a) ................................................... 6,119 15
Ovid therapeutics, Inc.(a) ................................................. 7,709 24
Owens & Minor, Inc.(a) .................................................. 9,113 225
P3 Health Partners, Inc.(a) ................................................ 6,284 3
Pacific Biosciences of California, Inc.(a) ...................................... 33,187 55
Pacira BioSciences, Inc.(a) ................................................ 5,931 156
Paragon 28, Inc.(a) ...................................................... 4,876 45
Patterson Cos., Inc. ..................................................... 10,503 268
PDL BioPharma, Inc.(a)(c) ................................................ 17,605 3
PDS Biotechnology Corp.(a)(b) ............................................. 3,896 13
Pediatrix Medical Group, Inc.(a) ............................................ 10,931 97
Penumbra, Inc.(a) ....................................................... 4,899 963
PepGen, Inc.(a) ........................................................ 3,542 43
Perrigo Co. PLC ....................................................... 17,763 580
PetIQ, Inc.(a) .......................................................... 3,584 58
Phathom Pharmaceuticals, Inc.(a)(b) ......................................... 3,355 30
Phibro Animal Health Corp., Class A ......................................... 2,663 44
Phreesia, Inc.(a) ........................................................ 6,880 143
Pliant Therapeutics, Inc.(a) ................................................ 6,945 82
PMV Pharmaceuticals, Inc.(a) .............................................. 5,349 10
Poseida Therapeutics, Inc.(a) ............................................... 8,127 20
Praxis Precision Medicines, Inc.(a) .......................................... 1,657 91
Precigen, Inc.(a)(b) ..................................................... 16,465 22
Prelude Therapeutics, Inc.(a) ............................................... 4,456 17
Premier, Inc., Class A .................................................... 15,634 326
Prestige Consumer Healthcare, Inc.(a) ........................................ 6,470 464
Prime Medicine, Inc.(a)(b) ................................................ 6,272 31
Privia Health Group, Inc.(a) ............................................... 13,448 247
PROCEPT BioRobotics Corp.(a) ............................................ 6,414 340
Progyny, Inc.(a) ........................................................ 10,960 351
ProKidney Corp.(a)(b) ................................................... 6,411 13
Protagonist Therapeutics, Inc.(a) ............................................ 7,208 181
PTC Therapeutics, Inc.(a) ................................................. 9,699 312
Pulmonx Corp.(a) ....................................................... 4,646 35
Pulse Biosciences, Inc.(a)(b) ............................................... 2,129 16
Puma Biotechnology, Inc.(a) ............................................... 4,895 25
Quanterix Corp.(a) ...................................................... 4,532 73
Quantum-Si, Inc.(a) ..................................................... 13,125 21
QuidelOrtho Corp.(a) .................................................... 6,335 257
R1 RCM, Inc.(a) ....................................................... 19,823 244
RadNet, Inc.(a) ........................................................ 7,697 373
RAPT Therapeutics, Inc.(a) ................................................ 3,980 31
Recursion Pharmaceuticals, Inc., Class A(a)(b) .................................. 19,293 151
REGENXBIO, Inc.(a) ................................................... 5,245 81
Relay Therapeutics, Inc.(a) ................................................ 12,135 79
Reneo Pharmaceuticals, Inc.(a) ............................................. 2,917 5
Renovaro, Inc.(a) ....................................................... 13,378 21
Repligen Corp.(a) ....................................................... 6,838 1,123

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Replimune Group, Inc.(a) ................................................. 5,894 $ 37
Revance Therapeutics, Inc.(a) .............................................. 10,401 38
REVOLUTION Medicines, Inc.(a) .......................................... 18,030 672
Rhythm Pharmaceuticals, Inc.(a) ............................................ 6,975 277
Rigel Pharmaceuticals, Inc.(a) .............................................. 22,637 24
Rocket Pharmaceuticals, Inc.(a) ............................................. 10,888 234
Roivant Sciences Ltd.(a) .................................................. 63,489 692
RxSight, Inc.(a) ........................................................ 4,065 212
Sage Therapeutics, Inc.(a) ................................................. 6,459 90
Sana Biotechnology, Inc.(a)(b) ............................................. 15,510 140
Sanara Medtech, Inc.(a) .................................................. 451 14
Sarepta Therapeutics, Inc.(a) ............................................... 11,626 1,473
Savara, Inc.(a) ......................................................... 8,609 39
Scholar Rock Holding Corp.(a) ............................................. 7,116 104
Schrodinger, Inc.(a) ..................................................... 8,112 198
Scilex Holding Co.(a)(b) .................................................. 71 —(d)
Scilex Holding Co.(a)(f)(g) ................................................ 7,057 6
scPharmaceuticals, Inc.(a)(b) ............................................... 3,071 14
Select Medical Holdings Corp. ............................................. 13,351 379
Semler Scientific, Inc.(a) .................................................. 699 18
Senseonics Holdings, Inc.(a)(b) ............................................. 61,485 30
Seres Therapeutics, Inc.(a)(b) .............................................. 15,014 15
Sharecare, Inc.(a) ....................................................... 36,662 26
Shockwave Medical, Inc.(a) ............................................... 4,821 1,592
SI-BONE, Inc.(a) ....................................................... 4,873 69
SIGA Technologies, Inc. .................................................. 5,305 47
Sight Sciences, Inc.(a) ................................................... 3,397 19
Silk Road Medical, Inc.(a) ................................................ 4,856 94
Simulations Plus, Inc. .................................................... 2,128 97
Soleno Therapeutics, Inc.(a) ............................................... 2,337 104
Sotera Health Co.(a) ..................................................... 12,984 145
SpringWorks Therapeutics, Inc.(a) ........................................... 8,279 387
STAAR Surgical Co.(a) .................................................. 6,366 293
Standard BioTools, Inc.(a) ................................................ 36,900 92
Stereotaxis, Inc.(a) ...................................................... 8,983 21
Stoke Therapeutics, Inc.(a)(b) .............................................. 3,663 40
Supernus Pharmaceuticals, Inc.(a) ........................................... 6,898 208
Surgery Partners, Inc.(a) .................................................. 9,603 240
Surmodics, Inc.(a) ...................................................... 1,795 46
Sutro Biopharma, Inc.(a) .................................................. 7,703 26
Syndax Pharmaceuticals, Inc.(a) ............................................ 10,605 224
Tactile Systems Technology, Inc.(a) .......................................... 3,026 42
Talkspace, Inc.(a) ....................................................... 15,136 46
Tandem Diabetes Care, Inc.(a) .............................................. 8,583 315
Tango Therapeutics, Inc.(a) ................................................ 6,603 51
Tarsus Pharmaceuticals, Inc.(a) ............................................. 3,714 117
Taysha Gene Therapies, Inc.(a) ............................................. 16,918 41
Tela Bio, Inc.(a) ........................................................ 2,218 10
Teladoc Health, Inc.(a) ................................................... 21,778 278
Teleflex, Inc. .......................................................... 6,179 1,290
Tenaya Therapeutics, Inc.(a) ............................................... 7,982 36
Tenet Healthcare Corp.(a) ................................................. 12,749 1,432
Terns Pharmaceuticals, Inc.(a) .............................................. 4,991 25
TG Therapeutics, Inc.(a) .................................................. 18,317 250
The Ensign Group, Inc. ................................................... 7,196 852
The Joint Corp.(a) ...................................................... 1,882 22
The Oncology Institute, Inc.(a) ............................................. 4,059 4
The Pennant Group, Inc.(a) ................................................ 3,608 75
Theravance Biopharma, Inc.(a) ............................................. 5,843 49
Third Harmonic Bio, Inc.(a)(b) ............................................. 2,024 23
Tourmaline Bio, Inc.(a)(b) ................................................ 2,033 32
TransMedics Group, Inc.(a) ................................................ 4,142 390
Travere Therapeutics, Inc.(a) ............................................... 9,876 55

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Treace Medical Concepts, Inc.(a) ............................................ 5,683 $ 59
TruBridge, Inc.(a) ...................................................... 1,826 14
TScan Therapeutics, Inc.(a) ................................................ 4,791 37
Twist Bioscience Corp.(a) ................................................. 7,280 227
Tyra Biosciences, Inc.(a)(b) ............................................... 2,464 42
U.S. Physical Therapy, Inc. ................................................ 1,947 198
UFP Technologies, Inc.(a) ................................................. 943 194
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 10,159 432
United Therapeutics Corp.(a) .............................................. 5,710 1,338
Universal Health Services, Inc., Class B ....................................... 7,518 1,281
Utah Medical Products, Inc. ............................................... 447 30
Vanda Pharmaceuticals, Inc.(a) ............................................. 7,161 34
Varex Imaging Corp.(a) .................................................. 5,285 86
Vaxcyte, Inc.(a) ........................................................ 13,556 821
Ventyx Biosciences, Inc.(a) ................................................ 6,200 23
Vera Therapeutics, Inc.(a) ................................................. 4,831 191
Veracyte, Inc.(a) ........................................................ 9,761 191
Verastem, Inc.(a)(b) ..................................................... 2,692 27
Vericel Corp.(a) ........................................................ 6,306 289
Verrica Pharmaceuticals, Inc.(a)(b) .......................................... 3,354 23
Verve Therapeutics, Inc.(a)(b) .............................................. 7,676 46
Vigil Neuroscience, Inc.(a) ................................................ 1,793 5
Viking Therapeutics, Inc.(a) ............................................... 13,135 1,045
Vir Biotechnology, Inc.(a) ................................................. 11,586 98
Viridian Therapeutics, Inc.(a) .............................................. 7,346 97
Vor BioPharma, Inc.(a) ................................................... 7,716 13
Voyager Therapeutics, Inc.(a)(b) ............................................ 5,627 44
WaVe Life Sciences Ltd.(a) ................................................ 11,582 57
X4 Pharmaceuticals, Inc.(a)(b) ............................................. 15,953 18
XBiotech, Inc.(a) ....................................................... 2,598 20
Xencor, Inc.(a) ......................................................... 7,844 164
Xeris Biopharma Holdings, Inc.(a) .......................................... 17,355 30
XOMA Corp.(a) ........................................................ 1,502 38
Xtant Medical Holdings, Inc.(a) ............................................ 5,867 5
Y-mAbs Therapeutics, Inc.(a)(b) ............................................ 4,354 66
Zentalis Pharmaceuticals, Inc.(a) ............................................ 8,405 93
Zevra Therapeutics, Inc.(a) ................................................ 5,024 23
Zimvie, Inc.(a) ......................................................... 3,458 53
Zomedica Corp.(a)(b) .................................................... 126,978 18
Zymeworks, Inc.(a) ..................................................... 8,678 74
Zynex, Inc.(a)(b) ....................................................... 2,515 28
91,017
Industrials (18.6%):
374Water, Inc.(a) ....................................................... 8,255 12
3D Systems Corp.(a) .................................................... 17,008 57
A.O. Smith Corp. ....................................................... 15,707 1,301
AAON, Inc. ........................................................... 8,830 831
AAR Corp.(a) ......................................................... 4,441 307
ABM Industries, Inc. .................................................... 8,191 358
ACCO Brands Corp. .................................................... 12,007 58
Acme United Corp. ..................................................... 412 17
Acuity Brands, Inc. ..................................................... 4,047 1,005
ACV Auctions, Inc., Class A(a) ............................................. 17,918 313
Advanced Drainage Systems, Inc. ........................................... 9,153 1,437
AECOM ............................................................. 17,828 1,647
AeroVironment, Inc.(a) ................................................... 3,664 585
AerSale Corp.(a) ....................................................... 3,837 27
AGCO Corp. .......................................................... 8,140 930
Air Lease Corp. ........................................................ 13,575 682
Air Transport Services Group, Inc.(a) ......................................... 6,683 86
Alamo Group, Inc. ...................................................... 1,496 291
Alaska Air Group, Inc.(a) ................................................. 16,533 711

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Albany International Corp. ................................................ 4,071 $ 325
Alight, Inc., Class A(a) ................................................... 47,222 426
Allegiant Travel Co. ..................................................... 1,991 109
Allegion PLC ......................................................... 11,456 1,393
Allient, Inc. ........................................................... 1,908 56
Allison Transmission Holdings, Inc. ......................................... 11,409 839
Alta Equipment Group, Inc. ............................................... 2,949 33
Ameresco, Inc., Class A(a) ................................................ 4,194 88
American Airlines Group, Inc.(a) ............................................ 84,489 1,141
American Superconductor Corp.(a) .......................................... 4,541 56
American Woodmark Corp.(a) .............................................. 2,054 189
API Group Corp.(a) ..................................................... 28,684 1,106
Apogee Enterprises, Inc. .................................................. 2,843 176
Applied Industrial Technologies, Inc. ......................................... 5,019 920
ARC Document Solutions, Inc. ............................................. 4,686 12
ArcBest Corp. ......................................................... 3,029 336
Archer Aviation, Inc., Class A(a)(b) .......................................... 25,210 98
Arcosa, Inc. ........................................................... 6,290 478
Argan, Inc. ........................................................... 1,663 100
Aris Water Solutions, Inc., Class A ........................................... 3,294 46
Armstrong World Industries, Inc. ............................................ 5,697 654
Array Technologies, Inc.(a) ................................................ 19,495 241
ASGN, Inc.(a) ......................................................... 5,890 568
Astec Industries, Inc. .................................................... 2,933 123
Astronics Corp.(a) ...................................................... 3,658 61
Asure Software, Inc.(a) ................................................... 3,016 22
Atkore, Inc. ........................................................... 4,769 836
Avis Budget Group, Inc. .................................................. 4,538 433
AZZ, Inc. ............................................................ 3,222 231
Babcock & Wilcox Enterprises, Inc.(a) ........................................ 11,306 12
Barnes Group, Inc. ...................................................... 6,236 217
Barrett Business Services, Inc. ............................................. 836 102
Beacon Roofing Supply, Inc.(a) ............................................. 8,285 816
BlackSky Technology, Inc.(a) .............................................. 12,312 15
Blade Air Mobility, Inc.(a) ................................................ 5,976 19
Blink Charging Co.(a)(b) ................................................. 7,991 20
Bloom Energy Corp., Class A(a)(b) .......................................... 25,956 289
Blue Bird Corp.(a) ...................................................... 4,107 135
BlueLinx Holdings, Inc.(a) ................................................ 1,092 120
Boise Cascade Co. ...................................................... 5,125 678
Bowman Consulting Group Ltd.(a) .......................................... 1,451 47
Brady Corp., Class A .................................................... 5,806 343
BrightView Holdings, Inc.(a) .............................................. 5,350 60
BWX Technologies, Inc. .................................................. 11,980 1,147
Byrna Technologies, Inc.(a) ................................................ 2,245 28
C.H. Robinson Worldwide, Inc. ............................................. 15,198 1,079
CACI International, Inc., Class A(a) ......................................... 2,896 1,165
Cadre Holdings, Inc. ..................................................... 2,824 94
Casella Waste Systems, Inc.(a) ............................................. 7,428 672
CBIZ, Inc.(a) .......................................................... 6,248 445
CECO Environmental Corp.(a) ............................................. 3,921 85
ChargePoint Holdings, Inc.(a)(b) ............................................ 47,333 63
Chart Industries, Inc.(a) .................................................. 5,536 798
Civeo Corp. ........................................................... 1,765 41
Clean Harbors, Inc.(a) ................................................... 6,659 1,262
Columbus McKinnon Corp. ............................................... 3,691 152
Comfort Systems USA, Inc. ............................................... 4,613 1,427
Commercial Vehicle Group, Inc.(a) .......................................... 3,852 23
Concentrix Corp. ....................................................... 6,261 342
Concrete Pumping Holdings, Inc.(a) ......................................... 5,108 34
Conduent, Inc.(a) ....................................................... 25,609 81
Construction Partners, Inc., Class A(a) ........................................ 5,596 289
Core & Main, Inc., Class A(a) .............................................. 25,156 1,421

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
CoreCivic, Inc.(a) ...................................................... 14,390 $ 214
Covenant Logistics Group, Inc. ............................................. 1,000 45
CRA International, Inc. ................................................... 877 127
Crane Co. ............................................................ 7,443 1,042
CSG Systems International, Inc. ............................................ 3,752 177
CSW Industrials, Inc. .................................................... 2,019 480
Curtiss-Wright Corp. .................................................... 5,005 1,268
Custom Truck One Source, Inc.(a) ........................................... 7,602 38
Dayforce, Inc.(a) ....................................................... 19,918 1,222
Deluxe Corp. .......................................................... 5,684 112
Desktop Metal, Inc., Class A(a)(b) ........................................... 26,851 21
Distribution Solutions Group, Inc.(a) ......................................... 1,188 39
DLH Holdings Corp.(a) .................................................. 1,587 17
DNOW, Inc.(a) ........................................................ 13,697 193
Donaldson Co., Inc. ..................................................... 15,763 1,138
Douglas Dynamics, Inc. .................................................. 2,940 67
Driven Brands Holdings, Inc.(a) ............................................ 7,626 109
Ducommun, Inc.(a) ..................................................... 1,689 91
Dun & Bradstreet Holdings, Inc. ............................................ 33,980 309
DXP Enterprises, Inc.(a) .................................................. 1,712 83
Dycom Industries, Inc.(a) ................................................. 3,696 518
EMCOR Group, Inc. .................................................... 6,105 2,181
Encore Wire Corp. ...................................................... 1,933 540
Energy Recovery, Inc.(a) ................................................. 7,275 108
Energy Vault Holdings, Inc.(a)(b) ........................................... 9,028 11
Enerpac Tool Group Corp. ................................................ 7,017 250
EnerSys .............................................................. 5,227 473
Ennis, Inc. ............................................................ 3,258 65
Enovix Corp.(a)(b) ...................................................... 18,177 114
Enpro, Inc. ........................................................... 2,754 413
Enviri Corp.(a) ......................................................... 10,310 80
Eos Energy Enterprises, Inc.(a)(b) ........................................... 25,920 20
Esab Corp. ............................................................ 7,437 787
ESCO Technologies, Inc. ................................................. 3,343 339
ESS Tech, Inc.(a)(b) ..................................................... 7,431 6
EVI Industries, Inc. ..................................................... 665 14
ExlService Holdings, Inc.(a) ............................................... 20,702 600
Exponent, Inc. ......................................................... 6,563 603
Federal Signal Corp. ..................................................... 7,842 638
First Advantage Corp. .................................................... 6,609 108
FiscalNote Holdings, Inc.(a) ............................................... 13,540 18
Flowserve Corp. ........................................................ 17,175 810
Fluence Energy, Inc.(a) ................................................... 9,344 167
Fluor Corp.(a) ......................................................... 22,074 890
Forrester Research, Inc.(a) ................................................ 1,526 28
Fortune Brands Innovations, Inc. ............................................ 16,491 1,206
Forward Air Corp. ...................................................... 3,239 71
Franklin Covey Co.(a) ................................................... 1,481 58
Franklin Electric Co., Inc. ................................................. 5,202 501
FTAI Aviation Ltd. ...................................................... 13,040 916
FTAI Infrastructure, Inc. .................................................. 12,892 93
FTI Consulting, Inc.(a) ................................................... 4,596 983
FuelCell Energy, Inc.(a)(b) ................................................ 59,146 55
Gates Industrial Corp. PLC(a) .............................................. 24,955 440
GATX Corp. .......................................................... 4,616 565
Genco Shipping & Trading Ltd. ............................................. 4,961 106
Gencor Industries, Inc.(a) ................................................. 1,318 22
Generac Holdings, Inc.(a) ................................................. 7,805 1,061
Genpact Ltd. .......................................................... 21,867 672
Gibraltar Industries, Inc.(a) ................................................ 3,951 282
GMS, Inc.(a) .......................................................... 5,214 482
GrafTech International Ltd. ................................................ 25,440 44
Graham Corp.(a) ....................................................... 1,349 38

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Granite Construction, Inc. ................................................. 5,731 $ 318
Great Lakes Dredge & Dock Corp.(a) ........................................ 8,496 56
Griffon Corp. .......................................................... 5,942 389
GXO Logistics, Inc.(a) ................................................... 15,402 765
H&E Equipment Services, Inc. ............................................. 4,196 203
Hawaiian Holdings, Inc.(a) ................................................ 6,598 84
Hayward Holdings, Inc.(a) ................................................ 28,044 381
Healthcare Services Group, Inc.(a) ........................................... 9,615 102
Heartland Express, Inc. ................................................... 5,446 54
Heidrick & Struggles International, Inc. ....................................... 2,574 76
Helios Technologies, Inc. ................................................. 4,325 195
Herc Holdings, Inc. ..................................................... 3,654 523
Hertz Global Holdings, Inc.(a) ............................................. 38,854 177
Hexcel Corp. .......................................................... 11,033 708
Hillenbrand, Inc. ....................................................... 9,143 436
Hillman Solutions Corp.(a) ................................................ 25,435 243
HireQuest, Inc. ........................................................ 695 9
HNI Corp. ............................................................ 6,015 252
Hub Group, Inc., Class A ................................................. 8,019 323
Hudson Technologies, Inc.(a) .............................................. 5,180 51
Huntington Ingalls Industries, Inc. ........................................... 5,089 1,409
Hurco Cos., Inc. ........................................................ 791 14
Huron Consulting Group, Inc.(a) ............................................ 2,325 217
Hyster-Yale Materials Handling, Inc. ......................................... 1,165 68
Hyzon Motors, Inc.(a)(b) ................................................. 16,566 9
IBEX Holdings Ltd.(a) ................................................... 1,293 17
ICF International, Inc. ................................................... 2,435 351
IES Holdings, Inc.(a) .................................................... 2,566 347
Innodata, Inc.(a)(b) ..................................................... 3,524 21
Innovative Solutions and Support, Inc.(a) ...................................... 1,415 9
Insperity, Inc. .......................................................... 4,635 477
Insteel Industries, Inc. .................................................... 2,433 78
Interface, Inc. ......................................................... 7,384 113
ITT, Inc. ............................................................. 10,739 1,389
Janus International Group, Inc.(a) ........................................... 18,019 260
JELD-WEN Holding, Inc.(a) ............................................... 10,920 224
JetBlue Airways Corp.(a) ................................................. 44,502 253
Joby Aviation, Inc.(a)(b) .................................................. 49,156 248
John Bean Technologies Corp. .............................................. 4,128 368
Kadant, Inc. ........................................................... 1,524 417
Karat Packaging, Inc. .................................................... 906 25
KBR, Inc. ............................................................ 17,550 1,140
Kelly Services, Inc., Class A ............................................... 4,042 93
Kennametal, Inc. ....................................................... 9,982 235
Kforce, Inc. ........................................................... 2,418 149
Kirby Corp.(a) ......................................................... 7,630 833
Knight-Swift Transportation Holdings, Inc. .................................... 20,581 951
Korn Ferry ........................................................... 6,809 413
Kratos Defense & Security Solutions, Inc.(a) ................................... 18,694 333
L.B. Foster Co., Class A(a) ................................................ 1,348 31
Landstar System, Inc. .................................................... 4,654 812
Legalzoom.com, Inc.(a) .................................................. 16,285 195
Leonardo DRS, Inc.(a) ................................................... 9,363 202
Li-Cycle Holdings Corp.(a)(b) ............................................. 15,770 10
Limbach Holdings, Inc.(a) ................................................ 1,196 54
Lincoln Electric Holdings, Inc. ............................................. 7,327 1,609
Lindsay Corp. ......................................................... 1,439 167
Liquidity Services, Inc.(a) ................................................. 2,940 51
LSI Industries, Inc. ...................................................... 3,359 49
Lyft, Inc., Class A(a) .................................................... 44,732 700
Manitex International, Inc.(a) .............................................. 1,803 9
ManpowerGroup, Inc. ................................................... 6,261 472
Markforged Holding Corp.(a) .............................................. 14,824 9

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Marten Transport Ltd. .................................................... 7,561 $ 128
Masco Corp. .......................................................... 28,815 1,972
Masonite International Corp.(a) ............................................. 2,844 377
MasTec, Inc.(a) ........................................................ 8,039 713
Masterbrand, Inc.(a) ..................................................... 16,544 276
Matrix Service Co.(a) .................................................... 3,410 38
Matson, Inc. .......................................................... 4,424 477
Matthews International Corp., Class A ........................................ 3,879 105
Maximus, Inc. ......................................................... 7,955 639
Mayville Engineering Co., Inc.(a) ........................................... 1,777 24
McGrath RentCorp. ..................................................... 3,175 339
MDU Resources Group, Inc. ............................................... 25,581 632
Mercury Systems, Inc.(a) ................................................. 7,527 212
Microvast Holdings, Inc.(a)(b) ............................................. 27,979 11
Miller Industries, Inc. .................................................... 1,448 71
MillerKnoll, Inc. ....................................................... 9,489 241
Mistras Group, Inc.(a) ................................................... 2,558 22
Montrose Environmental Group, Inc.(a) ....................................... 3,693 160
Moog, Inc., Class A ..................................................... 3,710 590
MRC Global, Inc.(a) ..................................................... 10,762 121
MSA Safety, Inc. ....................................................... 4,851 875
MSC Industrial Direct Co., Inc. ............................................. 5,822 531
Mueller Industries, Inc. ................................................... 14,417 805
Mueller Water Products, Inc., Class A ........................................ 20,186 320
MYR Group, Inc.(a) ..................................................... 2,155 358
National Presto Industries, Inc. ............................................. 667 55
NEXTracker, Inc., Class A(a) .............................................. 16,188 693
Nikola Corp.(a)(b) ...................................................... 160,496 100
NN, Inc.(a) ........................................................... 5,731 20
Northann Corp.(a) ...................................................... 915 —(d)
Northwest Pipe Co.(a) ................................................... 1,265 40
NuScale Power Corp.(a)(b) ................................................ 7,121 41
NV5 Global, Inc.(a) ..................................................... 1,836 171
nVent Electric PLC ...................................................... 21,212 1,529
Omega Flex, Inc. ....................................................... 437 29
OPENLANE, Inc.(a) .................................................... 13,911 239
Orion Group Holdings, Inc.(a) .............................................. 3,840 27
Oshkosh Corp. ......................................................... 8,566 962
Owens Corning ........................................................ 11,339 1,907
PAM Transportation Services, Inc.(a) ......................................... 763 13
Pangaea Logistics Solutions Ltd. ............................................ 3,395 24
Park Aerospace Corp. .................................................... 2,479 35
Park-Ohio Holdings Corp. ................................................ 1,136 29
Parsons Corp.(a) ....................................................... 13,796 1,083
Paycor HCM, Inc.(a) .................................................... 9,102 158
Paylocity Holding Corp.(a) ................................................ 5,777 896
Pentair PLC ........................................................... 21,641 1,712
Performant Financial Corp.(a) .............................................. 8,673 23
Pitney Bowes, Inc. ...................................................... 20,251 86
Planet Labs PBC(a) ..................................................... 22,101 37
Plug Power, Inc.(a)(b) .................................................... 81,088 187
Powell Industries, Inc. ................................................... 1,225 175
Preformed Line Products Co. .............................................. 357 43
Primoris Services Corp. .................................................. 6,953 324
Proto Labs, Inc.(a) ...................................................... 3,344 102
Quad/Graphics, Inc. ..................................................... 3,871 17
Quanex Building Products Corp. ............................................ 4,302 143
Quest Resource Holding Corp.(a) ........................................... 2,201 22
Radiant Logistics, Inc.(a) ................................................. 4,699 23
RBC Bearings, Inc.(a) ................................................... 3,775 923
RCM Technologies, Inc.(a) ................................................ 653 12
Redwire Corp.(a)(b) ..................................................... 2,878 11
Regal Rexnord Corp. .................................................... 8,696 1,403

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Resideo Technologies, Inc.(a) .............................................. 18,716 $ 366
Resources Connection, Inc. ................................................ 4,134 46
REV Group, Inc. ....................................................... 6,501 142
Robert Half, Inc. ....................................................... 13,458 931
Rocket Lab USA, Inc.(a)(b) ............................................... 38,056 143
Rush Enterprises, Inc., Class A ............................................. 9,102 400
RXO, Inc.(a) .......................................................... 15,109 286
Ryder System, Inc. ...................................................... 5,614 684
Safe Bulkers, Inc. ....................................................... 8,325 42
Saia, Inc.(a) ........................................................... 3,492 1,386
Schneider National, Inc., Class B ............................................ 7,184 149
Science Applications International Corp. ...................................... 6,774 872
Sensata Technologies Holding PLC .......................................... 19,661 753
SES AI Corp.(a)(b) ...................................................... 21,000 33
Shoals Technologies Group, Inc., Class A(a) .................................... 21,595 182
Simpson Manufacturing Co., Inc. ........................................... 5,556 966
SiteOne Landscape Supply, Inc.(a) ........................................... 5,849 918
Skillsoft Corp.(a) ....................................................... 540 4
Sky Harbour Group Corp.(a) ............................................... 1,034 10
SkyWest, Inc.(a) ........................................................ 5,100 372
SKYX Platforms Corp.(a)(b) ............................................... 6,572 7
SP Plus Corp.(a) ........................................................ 2,539 130
Spirit AeroSystems Holdings, Inc., Class A(a) .................................. 15,160 485
Spirit Airlines, Inc.(b) .................................................... 14,264 50
SPX Technologies, Inc.(a) ................................................. 5,865 714
Standex International Corp. ................................................ 1,531 265
Steelcase, Inc., Class A ................................................... 11,169 134
Stem, Inc.(a)(b) ........................................................ 19,283 36
Stericycle, Inc.(a) ....................................................... 12,150 543
Sterling Check Corp.(a) .................................................. 10,364 157
Sterling Infrastructure, Inc.(a) .............................................. 3,899 396
Sun Country Airlines Holdings, Inc.(a) ........................................ 5,459 73
SunPower Corp.(a)(b) .................................................... 11,381 23
Sunrun, Inc.(a)(b) ....................................................... 28,094 289
TaskUS, Inc., Class A(a) .................................................. 2,345 27
Tennant Co. ........................................................... 2,418 282
Terex Corp. ........................................................... 8,588 481
Terran Orbital Corp.(a)(b) ................................................. 19,086 25
Tetra Tech, Inc. ........................................................ 6,982 1,360
The AZEK Co., Inc.(a) ................................................... 18,817 859
The Brink's Co. ........................................................ 5,687 497
The Eastern Co. ........................................................ 759 24
The GEO Group, Inc.(a) .................................................. 15,738 234
The Gorman-Rupp Co. ................................................... 2,716 90
The Greenbrier Cos., Inc. ................................................. 3,915 193
The Lion Electric Co.(a)(b) ................................................ 15,257 14
The Manitowoc Co., Inc.(a) ............................................... 4,478 54
The Middleby Corp.(a) ................................................... 6,957 967
The Shyft Group, Inc. .................................................... 4,048 44
The Timken Co. ........................................................ 8,286 739
The Toro Co. .......................................................... 13,620 1,193
Thermon Group Holdings, Inc.(a) ........................................... 4,339 139
Titan International, Inc.(a) ................................................. 7,786 86
Titan Machinery, Inc.(a) .................................................. 2,688 60
Transcat, Inc.(a) ........................................................ 1,129 121
Trex Co., Inc.(a) ........................................................ 14,200 1,257
TriNet Group, Inc. ...................................................... 6,491 652
Trinity Industries, Inc. ................................................... 10,634 277
Triumph Group, Inc.(a) ................................................... 9,932 133
TrueBlue, Inc.(a) ....................................................... 3,924 41
TTEC Holdings, Inc. .................................................... 2,522 18
Tutor Perini Corp.(a) .................................................... 5,520 92
Twin Disc, Inc. ........................................................ 1,449 23

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
UFP Industries, Inc. ..................................................... 7,888 $ 889
U-Haul Holding Co. ..................................................... 14,211 871
Ultralife Corp.(a) ....................................................... 1,244 15
UniFirst Corp. ......................................................... 1,891 303
Universal Logistics Holdings, Inc. ........................................... 868 39
Upwork, Inc.(a) ........................................................ 16,067 188
V2X, Inc.(a) .......................................................... 1,525 74
Valmont Industries, Inc. .................................................. 2,606 534
Velo3D, Inc.(a) ........................................................ 15,105 4
Verra Mobility Corp.(a) .................................................. 21,291 502
Vestis Corp. ........................................................... 17,218 317
Viad Corp.(a) .......................................................... 2,677 92
Vicor Corp.(a) ......................................................... 3,000 97
Virgin Galactic Holdings, Inc.(a)(b) .......................................... 48,049 42
VSE Corp. ............................................................ 1,771 138
Wabash National Corp. ................................................... 5,767 133
Watts Water Technologies, Inc., Class A ....................................... 3,550 705
Werner Enterprises, Inc. .................................................. 7,973 273
WESCO International, Inc. ................................................ 5,742 877
Wheels Up Experience, Inc.(a)(b) ........................................... 45,104 101
Willdan Group, Inc.(a) ................................................... 1,681 47
Willis Lease Finance Corp.(a) .............................................. 279 14
WillScot Mobile Mini Holdings Corp.(a) ...................................... 24,296 898
Woodward, Inc. ........................................................ 7,412 1,203
Xometry, Inc., Class A(a)(b) ............................................... 5,259 94
XPO, Inc.(a) .......................................................... 14,992 1,611
Zurn Elkay Water Solutions Corp. ........................................... 18,794 588
135,565
Information Technology (12.4%):
8x8, Inc.(a) ........................................................... 15,673 35
908 Devices, Inc.(a) ..................................................... 3,077 18
A10 Networks, Inc. ..................................................... 9,001 118
ACI Worldwide, Inc.(a) .................................................. 13,830 472
ACM Research, Inc., Class A(a) ............................................ 6,050 154
Adeia, Inc. ............................................................ 13,481 133
ADTRAN Holdings, Inc. ................................................. 9,589 42
Advanced Energy Industries, Inc. ........................................... 4,859 466
Aehr Test Systems(a)(b) .................................................. 3,561 43
Aeva Technologies, Inc.(a) ................................................ 3,934 12
Agilysys, Inc.(a) ....................................................... 3,413 283
Alarm.com Holdings, Inc.(a) ............................................... 6,235 415
Alkami Technology, Inc.(a) ................................................ 6,554 158
Allegro MicroSystems, Inc.(a) .............................................. 10,348 307
Alpha & Omega Semiconductor Ltd.(a) ....................................... 2,970 65
Altair Engineering, Inc., Class A(a) .......................................... 7,239 582
Ambarella, Inc.(a) ...................................................... 4,961 228
Amdocs Ltd. .......................................................... 15,340 1,288
American Software, Inc., Class A ........................................... 4,076 41
Amkor Technology, Inc. .................................................. 15,094 488
Amplitude, Inc., Class A(a) ................................................ 8,692 85
Appfolio, Inc., Class A(a) ................................................. 2,587 587
Appian Corp., Class A(a) ................................................. 5,403 202
Applied Digital Corp.(a)(b) ................................................ 11,358 31
Applied Optoelectronics, Inc.(a)(b) .......................................... 4,694 46
AppLovin Corp., Class A(a) ............................................... 20,672 1,459
Arlo Technologies, Inc.(a) ................................................. 11,986 148
Arrow Electronics, Inc.(a) ................................................. 7,024 897
Arteris, Inc.(a) ......................................................... 2,971 20
Asana, Inc., Class A(a) ................................................... 10,278 153
Aspen Technology, Inc.(a) ................................................. 3,550 699
Atomera, Inc.(a)(b) ..................................................... 3,331 15
Aurora Innovation, Inc.(a)(b) .............................................. 94,575 262

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
AvePoint, Inc.(a) ....................................................... 12,828 $ 100
Aviat Networks, Inc.(a) ................................................... 1,483 50
Avnet, Inc. ............................................................ 11,803 577
Axcelis Technologies, Inc.(a) .............................................. 4,223 437
Backblaze, Inc., Class A(a) ................................................ 3,161 29
Badger Meter, Inc. ...................................................... 3,845 703
Bel Fuse, Inc., Class B ................................................... 1,597 94
Belden, Inc. ........................................................... 5,341 434
Benchmark Electronics, Inc. ............................................... 4,529 137
BigBear.ai Holdings, Inc.(a)(b) ............................................. 4,731 8
BigCommerce Holdings, Inc., Class 1(a) ...................................... 8,665 49
BILL Holdings, Inc.(a) ................................................... 13,205 823
Bit Digital, Inc.(a)(b) .................................................... 11,142 23
Bitdeer Technologies Group(a)(b) ........................................... 3,596 20
Blackbaud, Inc.(a) ...................................................... 5,604 437
BlackLine, Inc.(a) ...................................................... 6,642 386
Blend Labs, Inc., Class A(a)(b) ............................................. 20,509 50
Box, Inc., Class A(a) .................................................... 18,127 472
Braze, Inc., Class A(a) ................................................... 7,271 305
C3.ai, Inc., Class A(a)(b) ................................................. 13,781 310
Calix, Inc.(a) .......................................................... 7,563 210
Cambium Networks Corp.(a) .............................................. 1,585 5
CCC Intelligent Solutions Holdings, Inc.(a) .................................... 29,399 330
Cellebrite DI Ltd.(a) ..................................................... 7,033 76
Cerence, Inc.(a) ........................................................ 4,757 43
CEVA, Inc.(a) ......................................................... 2,996 61
Ciena Corp.(a) ......................................................... 18,846 871
Cipher Mining, Inc.(a)(b) ................................................. 19,639 73
Cirrus Logic, Inc.(a) ..................................................... 7,066 626
Cleanspark, Inc.(a) ...................................................... 25,013 410
Clear Secure, Inc., Class A ................................................ 11,705 204
Clearfield, Inc.(a) ....................................................... 1,625 49
Clearwater Analytics Holdings, Inc., Class A(a) ................................. 12,725 201
Climb Global Solutions, Inc. ............................................... 499 32
Cognex Corp. ......................................................... 22,538 936
Coherent Corp.(a) ...................................................... 19,315 1,055
Cohu, Inc.(a) .......................................................... 6,066 184
CommScope Holding Co., Inc.(a) ........................................... 27,010 24
CommVault Systems, Inc.(a) ............................................... 5,641 578
Comtech Telecommunications Corp.(a)(b) ..................................... 3,485 7
Confluent, Inc., Class A(a) ................................................ 28,218 793
Consensus Cloud Solutions, Inc.(a) .......................................... 2,322 27
Corsair Gaming, Inc.(a) .................................................. 5,701 63
Couchbase, Inc.(a) ...................................................... 4,501 109
CPI Card Group, Inc.(a) .................................................. 529 9
Crane NXT Co. ........................................................ 6,392 389
CS Disco, Inc.(a) ....................................................... 3,122 24
CSP, Inc. ............................................................. 890 12
CTS Corp. ............................................................ 3,935 180
Daktronics, Inc.(a) ...................................................... 4,972 47
Diebold Nixdorf, Inc.(a) .................................................. 4,842 153
Digi International, Inc.(a) ................................................. 4,625 142
Digimarc Corp.(a)(b) .................................................... 1,959 41
Digital Turbine, Inc.(a) ................................................... 12,091 23
DigitalOcean Holdings, Inc.(a) ............................................. 6,830 224
Diodes, Inc.(a) ......................................................... 5,825 425
DocuSign, Inc.(a) ....................................................... 26,579 1,504
Dolby Laboratories, Inc., Class A ........................................... 7,701 598
Domo, Inc., Class B(a) ................................................... 4,099 31
DoubleVerify Holdings, Inc.(a) ............................................. 18,257 535
Dropbox, Inc., Class A(a) ................................................. 33,266 770
DXC Technology Co.(a) .................................................. 23,748 463
E2open Parent Holdings, Inc.(a) ............................................ 31,889 155

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Eastman Kodak Co.(a) ................................................... 8,173 $ 37
eGain Corp.(a) ......................................................... 2,786 17
Elastic NV(a) .......................................................... 10,789 1,103
Enfusion, Inc., Class A(a) ................................................. 5,735 53
Envestnet, Inc.(a) ....................................................... 7,106 441
ePlus, Inc.(a) .......................................................... 3,475 267
Everbridge, Inc.(a) ...................................................... 5,115 178
Everspin Technologies, Inc.(a) .............................................. 2,242 17
Evolv Technologies Holdings, Inc.(a)(b) ...................................... 13,563 53
Expensify, Inc., Class A(a) ................................................ 5,678 9
Extreme Networks, Inc.(a) ................................................ 16,483 185
F5, Inc.(a) ............................................................ 7,688 1,271
Fabrinet(a) ............................................................ 4,749 822
FARO Technologies, Inc.(a) ............................................... 2,402 45
Fastly, Inc., Class A(a) ................................................... 16,218 205
Five9, Inc.(a) .......................................................... 9,432 543
FormFactor, Inc.(a) ..................................................... 10,100 450
Freshworks, Inc., Class A(a) ............................................... 22,622 404
Gitlab, Inc., Class A(a) ................................................... 12,416 651
Globant SA(a) ......................................................... 5,563 994
GoDaddy, Inc., Class A(a) ................................................. 18,660 2,284
Grid Dynamics Holdings, Inc.(a) ............................................ 7,174 70
Guidewire Software, Inc.(a) ............................................... 10,653 1,176
Harmonic, Inc.(a) ....................................................... 14,314 154
HashiCorp, Inc., Class A(a) ................................................ 13,713 445
Ichor Holdings Ltd.(a) ................................................... 3,785 147
Identiv, Inc.(a) ......................................................... 2,677 14
Immersion Corp. ....................................................... 3,848 28
Impinj, Inc.(a) ......................................................... 3,429 547
indie Semiconductor, Inc., Class A(a)(b) ...................................... 18,517 104
Infinera Corp.(a) ....................................................... 30,043 145
Informatica, Inc., Class A(a) ............................................... 16,800 520
Information Services Group, Inc. ............................................ 4,547 15
Innoviz Technologies Ltd.(a)(b) ............................................. 20,760 24
Insight Enterprises, Inc.(a) ................................................ 4,239 774
Intapp, Inc.(a) ......................................................... 6,813 211
InterDigital, Inc. ....................................................... 3,290 325
inTEST Corp.(a) ....................................................... 1,530 17
IonQ, Inc.(a)(b) ........................................................ 22,853 195
IPG Photonics Corp.(a) ................................................... 3,688 310
Iteris, Inc.(a) .......................................................... 5,534 25
Itron, Inc.(a) .......................................................... 5,931 546
Jamf Holding Corp.(a) ................................................... 6,448 126
Juniper Networks, Inc. ................................................... 42,147 1,468
Kaltura, Inc.(a) ........................................................ 8,472 10
Kimball Electronics, Inc.(a) ............................................... 3,220 67
Klaviyo, Inc., Class A(a) .................................................. 2,249 50
Knowles Corp.(a) ....................................................... 11,530 183
Kopin Corp.(a) ......................................................... 14,008 11
Kulicke & Soffa Industries, Inc. ............................................. 7,154 331
Kyndryl Holdings, Inc.(a) ................................................. 29,862 587
Lantronix, Inc.(a) ....................................................... 4,005 15
Lattice Semiconductor Corp.(a) ............................................. 17,893 1,227
Lightwave Logic, Inc.(a)(b) ............................................... 15,601 60
Littelfuse, Inc. ......................................................... 3,223 743
LivePerson, Inc.(a) ...................................................... 9,256 5
LiveRamp Holdings, Inc.(a) ............................................... 8,435 271
Lumentum Holdings, Inc.(a) ............................................... 8,528 373
Luna Innovations, Inc.(a) ................................................. 4,237 9
MACOM Technology Solutions Holdings, Inc.(a) ................................ 7,479 762
Magnachip Semiconductor Corp.(a) .......................................... 4,870 24
Manhattan Associates, Inc.(a) .............................................. 8,002 1,649
Marathon Digital Holdings, Inc.(a)(b) ........................................ 34,453 553

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Matterport, Inc.(a) ...................................................... 35,022 $ 161
MaxLinear, Inc.(a) ...................................................... 9,869 205
MeridianLink, Inc.(a) .................................................... 2,913 49
Methode Electronics, Inc. ................................................. 4,382 53
MicroStrategy, Inc.(a)(b) .................................................. 1,973 2,101
MicroVision, Inc.(a)(b) ................................................... 25,444 37
Mirion Technologies, Inc.(a) ............................................... 27,471 299
Mitek Systems, Inc.(a) ................................................... 5,808 73
MKS Instruments, Inc. ................................................... 8,766 1,043
Model N, Inc.(a) ....................................................... 4,766 141
N-able, Inc.(a) ......................................................... 8,017 98
Napco Security Technologies, Inc. ........................................... 4,325 176
Navitas Semiconductor Corp.(a) ............................................ 15,570 67
nCino, Inc.(a) ......................................................... 8,476 247
NCR Voyix Corp.(a) ..................................................... 17,804 218
NETGEAR, Inc.(a) ..................................................... 3,614 53
NetScout Systems, Inc.(a) ................................................. 9,014 174
NextNav, Inc.(a) ........................................................ 4,340 40
nLight, Inc.(a) ......................................................... 5,905 67
Novanta, Inc.(a) ........................................................ 4,676 732
Nutanix, Inc., Class A(a) .................................................. 31,822 1,932
NVE Corp. ........................................................... 628 51
Olo, Inc., Class A(a) ..................................................... 13,403 64
ON24, Inc. ........................................................... 4,821 32
OneSpan, Inc.(a) ....................................................... 4,676 51
Onto Innovation, Inc.(a) .................................................. 6,406 1,188
OSI Systems, Inc.(a) ..................................................... 2,080 273
Ouster, Inc.(a)(b) ....................................................... 2,886 26
PagerDuty, Inc.(a) ...................................................... 11,387 227
PAR Technology Corp.(a) ................................................. 3,634 154
PC Connection, Inc. ..................................................... 1,500 93
PDF Solutions, Inc.(a) ................................................... 4,068 122
Pegasystems, Inc. ....................................................... 5,233 311
Perficient, Inc.(a) ....................................................... 4,503 213
Photronics, Inc.(a) ...................................................... 7,544 207
Plexus Corp.(a) ........................................................ 3,554 359
Porch Group, Inc.(a) ..................................................... 9,986 32
Power Integrations, Inc. .................................................. 7,353 491
PowerSchool Holdings, Inc.(a) ............................................. 7,383 128
Procore Technologies, Inc.(a) .............................................. 16,999 1,163
Progress Software Corp. .................................................. 5,677 283
PROS Holdings, Inc.(a) .................................................. 5,568 182
Pure Storage, Inc., Class A(a) .............................................. 38,991 1,965
Q2 Holdings, Inc.(a) ..................................................... 7,386 380
Qorvo, Inc.(a) ......................................................... 12,625 1,475
Qualys, Inc.(a) ......................................................... 4,736 776
QuickLogic Corp.(a) .................................................... 1,671 26
Rackspace Technology, Inc.(a)(b) ........................................... 6,137 11
Rambus, Inc.(a) ........................................................ 14,099 773
Rapid7, Inc.(a) ......................................................... 7,923 355
reAlpha Tech Corp.(a)(b) ................................................. 1,394 2
Red Violet, Inc.(a) ...................................................... 1,251 21
Rekor Systems, Inc.(a)(b) ................................................. 10,113 18
ReposiTrak, Inc.(b) ..................................................... 1,532 24
Ribbon Communications, Inc.(a) ............................................ 18,544 59
Richardson Electronics Ltd. ............................................... 1,563 16
Rigetti Computing, Inc.(a)(b) .............................................. 13,111 17
Rimini Street, Inc.(a) .................................................... 6,011 16
RingCentral, Inc., Class A(a) ............................................... 10,525 312
Riot Platforms, Inc.(a) ................................................... 29,979 303
Rogers Corp.(a) ........................................................ 2,416 288
Samsara, Inc., Class A(a) ................................................. 22,017 769
Sanmina Corp.(a) ....................................................... 7,082 430

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
ScanSource, Inc.(a) ..................................................... 3,238 $ 135
SEMrush Holdings, Inc., Class A(a) .......................................... 2,812 34
Semtech Corp.(a) ....................................................... 8,358 314
SentinelOne, Inc., Class A(a) ............................................... 30,108 636
Silicon Laboratories, Inc.(a) ............................................... 4,104 499
SiTime Corp.(a) ........................................................ 2,315 206
SkyWater Technology, Inc.(a)(b) ............................................ 1,507 15
SMART Global Holdings, Inc.(a) ........................................... 6,590 120
SmartRent, Inc.(a) ...................................................... 22,010 51
Smartsheet, Inc., Class A(a) ............................................... 17,182 650
SolarEdge Technologies, Inc.(a) ............................................ 7,452 437
SolarWinds Corp. ....................................................... 6,011 66
SoundHound AI, Inc., Class A(a)(b) .......................................... 33,494 142
SoundThinking, Inc.(a) ................................................... 1,235 17
Sprinklr, Inc., Class A(a) .................................................. 15,573 182
Sprout Social, Inc., Class A(a) .............................................. 6,232 314
SPS Commerce, Inc.(a) ................................................... 4,815 837
Squarespace, Inc., Class A(a) .............................................. 7,742 270
Stratasys Ltd.(a) ........................................................ 7,359 72
Synaptics, Inc.(a) ....................................................... 5,078 457
TD SYNNEX Corp. ..................................................... 8,175 963
Telos Corp.(a) ......................................................... 6,687 23
Tenable Holdings, Inc.(a) ................................................. 15,283 687
Teradata Corp.(a) ....................................................... 12,576 467
Terawulf, Inc.(a) ....................................................... 19,109 41
The Hackett Group, Inc. .................................................. 3,252 71
Thoughtworks Holding, Inc.(a) ............................................. 11,541 27
Transphorm, Inc.(a) ..................................................... 6,395 31
TTM Technologies, Inc.(a) ................................................ 13,021 194
Tucows, Inc., Class A(a)(b) ................................................ 1,063 19
Turtle Beach Corp.(a) .................................................... 2,002 28
Twilio, Inc., Class A(a) ................................................... 22,678 1,358
UiPath, Inc., Class A(a) .................................................. 56,706 1,076
Ultra Clean Holdings, Inc.(a) .............................................. 5,723 239
Unisys Corp.(a) ........................................................ 8,491 46
Universal Display Corp. .................................................. 5,757 909
Upland Software, Inc.(a) .................................................. 3,064 7
Varonis Systems, Inc.(a) .................................................. 13,760 602
Veeco Instruments, Inc.(a) ................................................. 7,248 256
Verint Systems, Inc.(a) ................................................... 8,098 245
Vertex, Inc., Class A(a) ................................................... 6,253 182
Viasat, Inc.(a) ......................................................... 12,897 205
Viavi Solutions, Inc.(a) ................................................... 28,883 228
Vishay Intertechnology, Inc. ............................................... 16,332 378
Vishay Precision Group, Inc.(a) ............................................. 1,510 50
Vontier Corp. .......................................................... 20,100 817
Vuzix Corp.(a)(b) ....................................................... 7,887 10
Weave Communications, Inc.(a) ............................................ 5,508 59
Wolfspeed, Inc.(a) ...................................................... 16,225 439
Workiva, Inc.(a) ........................................................ 6,343 500
Wrap Technologies, Inc.(a)(b) .............................................. 3,687 6
Xerox Holdings Corp. ................................................... 15,128 201
Xperi, Inc.(a) .......................................................... 5,671 60
Yext, Inc.(a) ........................................................... 13,255 73
Zeta Global Holdings Corp., Class A(a) ....................................... 20,684 256
Zuora, Inc., Class A(a) ................................................... 17,473 172
90,464
Materials (5.1%):
AdvanSix, Inc. ......................................................... 3,344 84
Alcoa Corp. ........................................................... 23,357 821
Algoma Steel Group, Inc.(b) ............................................... 12,379 95
Alpha Metallurgical Resources, Inc. .......................................... 1,406 460

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Alto Ingredients, Inc.(a) .................................................. 9,410 $ 18
American Battery Technology Co.(a)(b) ....................................... 6,635 9
American Vanguard Corp. ................................................. 3,533 40
AptarGroup, Inc. ....................................................... 8,635 1,247
Arch Resources, Inc. .................................................... 2,259 359
Ardagh Metal Packaging SA ............................................... 18,143 72
Arras Minerals Corp.(a) .................................................. 4,451 1
Ashland, Inc. .......................................................... 6,556 625
Aspen Aerogels, Inc.(a) .................................................. 9,783 153
ATI, Inc.(a) ........................................................... 16,591 990
Atlas Lithium Corp.(a)(b) ................................................. 684 10
Avient Corp. .......................................................... 11,770 499
Axalta Coating Systems Ltd.(a) ............................................. 28,871 908
Balchem Corp. ......................................................... 4,212 595
Berry Global Group, Inc. ................................................. 15,212 862
Cabot Corp. ........................................................... 7,191 656
Carpenter Technology Corp. ............................................... 6,309 541
Century Aluminum Co.(a) ................................................. 6,733 117
Clearwater Paper Corp.(a) ................................................. 2,092 94
Cleveland-Cliffs, Inc.(a) .................................................. 64,253 1,086
Coeur Mining, Inc.(a) .................................................... 50,005 226
Commercial Metals Co. .................................................. 15,184 816
Compass Minerals International, Inc. ......................................... 5,384 67
Contango ORE, Inc.(a) ................................................... 657 14
Core Molding Technologies, Inc.(a) .......................................... 989 18
Crown Holdings, Inc. .................................................... 15,756 1,293
Dakota Gold Corp.(a) .................................................... 7,980 21
Danimer Scientific, Inc.(a)(b) .............................................. 11,786 9
Eagle Materials, Inc. ..................................................... 4,473 1,121
Eastman Chemical Co. ................................................... 15,345 1,449
Ecovyst, Inc.(a) ........................................................ 13,741 130
Element Solutions, Inc. ................................................... 29,214 676
FMC Corp. ........................................................... 16,315 963
Gatos Silver, Inc.(a) ..................................................... 6,030 58
Ginkgo Bioworks Holdings, Inc.(a)(b) ........................................ 176,780 158
Graphic Packaging Holding Co. ............................................ 39,751 1,028
Greif, Inc., Class A ...................................................... 3,337 204
H.B. Fuller Co. ........................................................ 7,091 530
Hawkins, Inc. ......................................................... 2,526 191
Haynes International, Inc. ................................................. 1,636 98
Hecla Mining Co. ....................................................... 76,528 362
Huntsman Corp. ........................................................ 21,303 508
Ingevity Corp.(a) ....................................................... 4,718 241
Innospec, Inc. ......................................................... 3,232 388
Intrepid Potash, Inc.(a) ................................................... 1,272 26
Kaiser Aluminum Corp. .................................................. 2,070 187
Knife River Corp.(a) .................................................... 7,385 577
Koppers Holdings, Inc. ................................................... 2,642 135
Loop Industries, Inc.(a) ................................................... 2,454 7
Louisiana-Pacific Corp. .................................................. 9,331 683
LSB Industries, Inc.(a) ................................................... 6,237 58
Materion Corp. ........................................................ 2,671 307
Mativ Holdings, Inc. ..................................................... 6,942 127
McEwen Mining, Inc.(a)(b) ................................................ 5,140 59
Mercer International, Inc. ................................................. 4,961 50
Metallus, Inc.(a) ........................................................ 4,959 102
Minerals Technologies, Inc. ................................................ 4,191 305
MP Materials Corp.(a)(b) ................................................. 18,790 301
Myers Industries, Inc. .................................................... 4,781 105
NewMarket Corp. ...................................................... 922 486
Novusterra, Inc.(a)(b)(c) .................................................. 579 —
O-I Glass, Inc.(a) ....................................................... 19,950 298
Olin Corp. ............................................................ 15,751 823

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Olympic Steel, Inc. ...................................................... 1,287 $ 82
Orion SA ............................................................. 7,376 175
Pactiv Evergreen, Inc. .................................................... 5,167 79
Perpetua Resources Corp.(a) ............................................... 8,287 45
Piedmont Lithium, Inc.(a)(b) ............................................... 2,358 29
PureCycle Technologies, Inc.(a)(b) .......................................... 16,571 77
Quaker Chemical Corp. .................................................. 1,817 339
Radius Recycling, Inc. ................................................... 3,352 58
Ramaco Resources, Inc., Class A ............................................ 3,856 60
Ranpak Holdings Corp.(a) ................................................ 9,537 69
Rayonier Advanced Materials, Inc.(a) ........................................ 8,269 31
Royal Gold, Inc. ........................................................ 8,622 1,036
RPM International, Inc. .................................................. 16,753 1,791
Ryerson Holding Corp. ................................................... 3,814 109
Sealed Air Corp. ....................................................... 18,832 593
Sensient Technologies Corp. ............................................... 4,662 341
Silgan Holdings, Inc. .................................................... 10,784 503
Smith-Midland Corp.(a) .................................................. 587 21
Sonoco Products Co. .................................................... 12,796 717
Stepan Co. ............................................................ 2,892 240
Summit Materials, Inc., Class A(a) .......................................... 15,615 607
SunCoke Energy, Inc. .................................................... 10,849 112
Sylvamo Corp. ......................................................... 4,527 283
The Chemours Co. ...................................................... 19,316 517
The Scotts Miracle-Gro Co. ............................................... 5,551 380
TMC The Metals Co., Inc.(a)(b) ............................................ 14,446 22
Tredegar Corp. ......................................................... 4,082 26
TriMas Corp. .......................................................... 5,320 138
Trinseo PLC .......................................................... 4,445 12
Tronox Holdings PLC ................................................... 15,264 259
United States Lime & Minerals, Inc. ......................................... 274 85
United States Steel Corp. ................................................. 29,006 1,059
Universal Stainless & Alloy Products, Inc.(a) ................................... 1,090 29
Warrior Met Coal, Inc. ................................................... 6,760 462
Westrock Co. .......................................................... 33,593 1,611
37,544
Real Estate (6.9%):
Acadia Realty Trust ..................................................... 13,395 231
Agree Realty Corp. ..................................................... 12,997 744
Alexander & Baldwin, Inc. ................................................ 9,400 155
Alexander's, Inc. ....................................................... 279 59
Alpine Income Property Trust, Inc. .......................................... 1,631 24
Altisource Portfolio Solutions SA(a) ......................................... 1,624 3
American Assets Trust, Inc. ................................................ 6,245 133
American Homes 4 Rent, Class A ........................................... 44,307 1,586
Americold Realty Trust, Inc. ............................................... 37,281 819
Anywhere Real Estate, Inc.(a) .............................................. 13,766 67
Apartment Income REIT Corp. ............................................. 19,023 730
Apartment Investment & Management Co.(a) ................................... 17,366 139
Apple Hospitality REIT, Inc. ............................................... 29,774 439
Armada Hoffler Properties, Inc. ............................................. 8,628 91
Boston Properties, Inc. ................................................... 20,626 1,277
Braemar Hotels & Resorts, Inc. ............................................. 6,967 19
Brandywine Realty Trust ................................................. 22,039 100
Brixmor Property Group, Inc. .............................................. 39,364 870
Broadstone Net Lease, Inc. ................................................ 24,427 356
BRT Apartments Corp. ................................................... 1,462 26
Camden Property Trust ................................................... 13,823 1,378
CareTrust REIT, Inc. .................................................... 16,952 419
CBL & Associates Properties, Inc.(b) ......................................... 3,337 73
Centerspace ........................................................... 1,940 130
Chatham Lodging Trust .................................................. 6,264 57

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
City Office REIT, Inc. .................................................... 5,077 $ 24
Community Healthcare Trust, Inc. ........................................... 3,354 89
Compass, Inc., Class A(a) ................................................. 50,570 159
COPT Defense Properties ................................................. 14,757 354
Cousins Properties, Inc. .................................................. 19,816 455
CTO Realty Growth, Inc. ................................................. 2,635 46
CubeSmart ........................................................... 29,363 1,187
Cushman & Wakefield PLC(a) ............................................. 27,302 263
DiamondRock Hospitality Co. .............................................. 26,947 240
DigitalBridge Group, Inc. ................................................. 21,295 350
Diversified Healthcare Trust ............................................... 28,390 67
Douglas Elliman, Inc. .................................................... 9,042 12
Douglas Emmett, Inc. .................................................... 21,163 290
Easterly Government Properties, Inc. ......................................... 12,552 147
EastGroup Properties, Inc. ................................................ 6,222 967
Elme Communities ...................................................... 11,387 173
Empire State Realty Trust, Inc. ............................................. 17,488 159
EPR Properties ........................................................ 9,768 396
Equity Commonwealth(a) ................................................. 13,691 256
Equity LifeStyle Properties, Inc. ............................................ 23,425 1,412
Essential Properties Realty Trust, Inc. ........................................ 21,700 572
eXp World Holdings, Inc.(b) ............................................... 10,271 102
Farmland Partners, Inc.(b) ................................................. 5,711 61
Federal Realty Investment Trust ............................................ 10,808 1,126
First Industrial Realty Trust, Inc. ............................................ 17,352 788
Five Point Holdings LLC, Class A(a) ......................................... 7,655 22
Forestar Group, Inc.(a) ................................................... 2,397 74
Four Corners Property Trust, Inc. ............................................ 11,958 280
Franklin Street Properties Corp. ............................................. 10,707 20
FRP Holdings, Inc.(a) .................................................... 1,570 48
Getty Realty Corp. ...................................................... 6,507 176
Gladstone Commercial Corp. .............................................. 5,187 69
Gladstone Land Corp. .................................................... 4,383 56
Global Medical REIT, Inc. ................................................ 8,136 66
Global Net Lease, Inc. ................................................... 26,066 181
Healthcare Realty Trust, Inc. ............................................... 49,905 710
Healthpeak Properties, Inc. ................................................ 92,951 1,730
Highwoods Properties, Inc. ................................................ 13,708 359
Host Hotels & Resorts, Inc. ................................................ 91,400 1,725
Howard Hughes Holdings, Inc.(a) ........................................... 6,530 426
Hudson Pacific Properties, Inc. ............................................. 18,052 105
Independence Realty Trust, Inc. ............................................. 29,336 463
Industrial Logistics Properties Trust .......................................... 7,662 27
Innovative Industrial Properties, Inc. ......................................... 3,657 378
InvenTrust Properties Corp. ............................................... 8,892 225
JBG SMITH Properties ................................................... 12,019 180
Jones Lang LaSalle, Inc.(a) ................................................ 6,190 1,119
Kennedy-Wilson Holdings, Inc. ............................................. 15,460 133
Kilroy Realty Corp. ..................................................... 15,090 510
Kimco Realty Corp. ..................................................... 86,597 1,613
Kite Realty Group Trust .................................................. 28,650 625
Lamar Advertising Co., Class A ............................................. 11,440 1,325
LTC Properties, Inc. ..................................................... 5,555 184
LuxUrban Hotels, Inc.(a) ................................................. 1,242 1
LXP Industrial Trust ..................................................... 37,769 315
Marcus & Millichap, Inc. ................................................. 3,149 100
Maui Land & Pineapple Co., Inc.(a) .......................................... 899 18
Medical Properties Trust, Inc.(b) ............................................ 77,512 357
Modiv Industrial, Inc. .................................................... 905 14
National Health Investors, Inc. ............................................. 5,452 344
National Storage Affiliates Trust ............................................ 9,679 339
NET Lease Office Properties(a) ............................................. 1,933 44
NETSTREIT Corp. ..................................................... 9,591 162

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Newmark Group, Inc., Class A ............................................. 18,390 $ 176
NexPoint Diversified Real Estate Trust(b) ..................................... 4,030 24
NexPoint Residential Trust, Inc. ............................................ 2,993 102
NNN REIT, Inc. ........................................................ 23,832 966
Offerpad Solutions, Inc.(a) ................................................ 1,391 11
Office Properties Income Trust(b) ........................................... 6,283 13
Omega Healthcare Investors, Inc. ........................................... 32,205 979
One Liberty Properties, Inc. ............................................... 1,996 46
Opendoor Technologies, Inc.(a) ............................................. 71,616 143
Orion Office REIT, Inc. ................................................... 7,076 22
Outfront Media, Inc. ..................................................... 17,336 275
Paramount Group, Inc. ................................................... 24,399 113
Park Hotels & Resorts, Inc. ................................................ 26,994 435
Pebblebrook Hotel Trust .................................................. 15,537 226
Phillips Edison & Co., Inc. ................................................ 15,997 523
Piedmont Office Realty Trust, Inc., Class A .................................... 16,051 111
Plymouth Industrial REIT, Inc. ............................................. 5,894 123
Postal Realty Trust, Inc., Class A ............................................ 2,774 38
PotlatchDeltic Corp. ..................................................... 10,207 408
Rayonier, Inc. ......................................................... 19,400 575
RE/MAX Holdings, Inc. .................................................. 2,161 15
Redfin Corp.(a) ........................................................ 15,035 84
Regency Centers Corp. ................................................... 24,110 1,428
Retail Opportunity Investments Corp. ........................................ 16,174 198
Rexford Industrial Realty, Inc. .............................................. 28,261 1,210
RLJ Lodging Trust ...................................................... 19,912 219
Ryman Hospitality Properties, Inc. ........................................... 7,637 806
Sabra Health Care REIT, Inc. .............................................. 29,993 418
Safehold, Inc. ......................................................... 6,375 116
Saul Centers, Inc. ....................................................... 1,707 62
Seritage Growth Properties, Class A(a) ........................................ 5,216 49
Service Properties Trust .................................................. 21,286 130
SITE Centers Corp. ..................................................... 24,685 333
SL Green Realty Corp.(b) ................................................. 8,522 425
STAG Industrial, Inc. .................................................... 23,900 822
Star Holdings(a) ........................................................ 1,555 18
Stratus Properties, Inc.(a) ................................................. 859 19
Summit Hotel Properties, Inc. .............................................. 13,814 83
Sunstone Hotel Investors, Inc. .............................................. 26,506 270
Tanger, Inc. ........................................................... 13,942 395
Tejon Ranch Co.(a) ..................................................... 3,378 57
Terreno Realty Corp. .................................................... 11,330 616
The Macerich Co. ...................................................... 28,183 388
The RMR Group, Inc., Class A ............................................. 1,880 45
The St. Joe Co. ........................................................ 7,583 434
UMH Properties, Inc. .................................................... 8,510 135
Uniti Group, Inc. ....................................................... 30,400 175
Universal Health Realty Income Trust ........................................ 1,780 64
Urban Edge Properties ................................................... 14,988 251
Veris Residential, Inc. .................................................... 10,247 148
Vornado Realty Trust .................................................... 21,906 570
Whitestone REIT ....................................................... 5,703 66
Xenia Hotels & Resorts, Inc. ............................................... 13,289 184
Zillow Group, Inc., Class C(a) .............................................. 27,075 1,153
50,838
Utilities (3.0%):
ALLETE, Inc. ......................................................... 7,548 447
Altus Power, Inc.(a) ..................................................... 10,262 38
American States Water Co. ................................................ 4,802 340
Artesian Resources Corp., Class A ........................................... 1,191 42
Avista Corp. .......................................................... 10,187 366
Black Hills Corp. ....................................................... 8,925 490

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Brookfield Renewable Corp., Class A ......................................... 23,650 $ 550
Cadiz, Inc.(a) .......................................................... 5,245 12
California Water Service Group ............................................. 7,530 370
Chesapeake Utilities Corp. ................................................ 2,859 303
Clearway Energy, Inc., Class C ............................................. 14,789 346
Consolidated Water Co. Ltd. ............................................... 1,946 49
Essential Utilities, Inc. ................................................... 35,894 1,313
Genie Energy Ltd., Class B ................................................ 1,739 27
Global Water Resources, Inc. .............................................. 1,494 18
Hawaiian Electric Industries, Inc. ........................................... 14,449 142
IDACORP, Inc. ........................................................ 6,631 628
MGE Energy, Inc. ...................................................... 4,750 372
Middlesex Water Co. .................................................... 2,281 116
Montauk Renewables, Inc.(a) .............................................. 6,024 22
National Fuel Gas Co. ................................................... 11,959 635
New Jersey Resources Corp. ............................................... 12,877 563
NiSource, Inc. ......................................................... 58,575 1,632
Northwest Natural Holding Co. ............................................. 4,891 187
Northwestern Energy Group, Inc. ........................................... 8,007 404
NRG Energy, Inc. ....................................................... 26,791 1,947
OGE Energy Corp. ...................................................... 26,243 909
ONE Gas, Inc. ......................................................... 7,343 474
Ormat Technologies, Inc. ................................................. 7,932 506
Otter Tail Corp. ........................................................ 5,366 458
Pinnacle West Capital Corp. ............................................... 16,177 1,191
PNM Resources, Inc. .................................................... 11,727 435
Portland General Electric Co. .............................................. 13,238 572
Pure Cycle Corp.(a) ..................................................... 3,052 29
ReNew Energy Global PLC(a)(b) ........................................... 17,290 97
RGC Resources, Inc. .................................................... 1,070 22
SJW Group ........................................................... 3,836 209
Southwest Gas Holdings, Inc. .............................................. 8,778 655
Spire, Inc. ............................................................ 7,026 434
Sunnova Energy International, Inc.(a)(b) ...................................... 13,966 59
The York Water Co. ..................................................... 1,861 66
UGI Corp. ............................................................ 27,464 702
Unitil Corp. ........................................................... 2,082 106
Vistra Corp. ........................................................... 45,347 3,439
21,722
Total Common Stocks (Cost $497,494)
a
a
a
727,654
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc.(a)(c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
–
Rights (0.0%)(h)
Communication Services (0.0%):(h)
Communications Systems, Inc., CVR(a)(c) ..................................... 259 —(d)
Health Care (0.0%):(h)
Akouos, Inc., CVR(a)(c) .................................................. 2,413 2
Albireo Pharma, Inc., CVR(a)(c) ............................................ 2,070 5
Applied Genetics, CVR(a)(c) .............................................. 7,439 —(d)
AstraZeneca PLC, CVR(a)(c) .............................................. 4,321 1
Carisma Therapeutics, Inc., CVR(a)(c) ........................................ 22,411 —
Cartesian Therapeutics, Inc., CVR(a)(c) ....................................... 14,929 3
Chinook Therapeutics, Inc., CVR(a)(c) ....................................... 5,192 2
Cincor Pharma, Inc., CVR(a)(c) ............................................ 1,987 6
Coherus Biosciences, Inc., CVR(a)(c) ........................................ 5,561 1

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Concentra Biosciences LLC, CVR(a)(c) ....................................... 2,062 $ —(d)
Concert Pharmaceuticals, Inc., CVR(a)(c) ..................................... 5,168 2
Epizyme, Inc., CVR(a)(c) ................................................. 15,309 —(d)
Flexion Therapeutics, Inc., CVR(a)(b)(c) ...................................... 6,526 —(d)
F-star Therapeutics, Inc., CVR(a)(c) ......................................... 1,298 —(d)
Gemini Therapeutics, Inc., CVR(a)(c) ........................................ 2,307 —
Imara, Inc., CVR(a)(c) ................................................... 1,789 1
Jounce Therapeutics, Inc., CVR(a)(c) ......................................... 4,884 —(d)
Magenta Therapeutics, Inc., CVR(a)(c) ....................................... 4,843 —(d)
MediPacific, Inc., CVR(a)(c) ............................................... 5,536 —(d)
Miragen Therapeutics, Inc., CVR(a)(c) ....................................... 7,890 —(d)
Ocuphire Pharma, Inc., CVR(a)(c) ........................................... 168 —(d)
OmniAb Operations, Inc., CVR(a)(c) (f)(g) ..................................... 698 —
OmniAb Operations, Inc., CVR(a)(c) (f)(g) ..................................... 698 —
Opiant Pharma, Inc., CVR(a)(c) ............................................ 533 —(d)
Palisade Bio, Inc., CVR(a)(c) .............................................. 2,758 1
Paratek Pharmaceuticals, Inc., CVR(a)(b)(c) .................................... 5,165 1
Prevail Therapeutics, Inc., CVR(a)(c) ........................................ 4,938 2
Satsuma Pharmaceuticals, Inc., CVR(a)(c) ..................................... 3,019 1
Spectrum Pharmaceuticals, Inc., CVR(a)(c) .................................... 20,024 —(d)
Tetraphase Pharmaceuticals, Inc., CVR(a)(c) ................................... 1,178 —(d)
Xeris Biopharma Holdings, Inc., CVR(a)(c) .................................... 8,140 —
Zynerba Pharmaceuticals, Inc., CVR(a)(b)(c) ................................... 5,691 1
29
Total Rights (Cost $6)
a
a
a
29
Warrants (0.0%)(h)
Health Care (0.0%):(h)
Galectin Therapeutics, Inc.(a)(c) ............................................ 7,552 —(d)
Salarius Pharmaceuticals, Inc.(a) ............................................ 2,486 —
—
Total Warrants (Cost $—)
a
a
a
—(d)
Collateral for Securities Loaned (3.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(i) ........ 5,455,921 5,456
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(i) ............ 5,455,921 5,456
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(i) ................ 5,455,921 5,456
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(i) . 5,455,921 5,456
Total Collateral for Securities Loaned (Cost $21,824)
a
a
a
21,824
Total Investments (Cost $519,324) — 102.6% 749,507
Liabilities in excess of other assets — (2.6)% (19,152)
NET ASSETS - 100.00% $ 730,355
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1 thousand.
(e) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(f) Restricted security that is not registered under the Securities Act of 1933.

Victory Portfolios III
Victory Extended Market Index Fund

Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., CVR . .................................
11/3/2022
$ —
OmniAb Operations, Inc., CVR ..................................
11/3/2022
—
Scilex Holding Co. ...........................................
1/27/2023
33
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at April 30, 2024. (amounts in thousands):
(h) Amount represents less than 0.05% of net assets.
(i) Rate disclosed is the daily yield on April 30, 2024.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 29 6/21/24 $ 2,959,182 $ 2,879,120 $ (80,062)
Total unrealized appreciation $ —
Total unrealized depreciation (80,062)
Total net unrealized appreciation (depreciation) $ (80,062)

Statement of Assets and Liabilities
April 30, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Extended
Market Index Fund
Assets:
Affiliated investments, at value (Cost $165) $ 296
Unaffiliated investments, at value (Cost $519,159) 749,211 (a)
Cash 921
Deposit with broker for futures contracts 1,991
Receivables:
Interest and dividends 370
Capital shares issued 146
Variation margin on open futures contracts 6
Other 12
Prepaid expenses 11
Total Assets 752,964
Liabilities:
Payables:
Collateral received on loaned securities 21,824
Capital shares redeemed 467
Variation margin on open futures contracts 72
Accrued expenses and other payables:
Investment advisory fees 62
Administration fees 92
Custodian fees 5
Transfer agent fees 43
Compliance fees 1
Other accrued expenses 43
Total Liabilities 22,609
Commitments and contingencies (Note 4 )
Net Assets:
Capital 435,114
Total accumulated earnings (loss) 295,241
Net Assets $ 730,355
Shares (unlimited number of shares authorized with no par value): 35,585
Net asset value, offering and redemption price per share:(b) $ 20 .52
(a) Includes $19,615 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Extended
Market Index Fund
Investment Income:
Dividends from affiliated investments $ 6
Dividends from unaffiliated investments 9,457
Interest from unaffiliated investments 218
Securities lending (net of fees) 779
Foreign tax withholding (8)
Total Income 10,452
Expenses:
Investment advisory fees 722
Administration fees 1,082
Sub-Administration fees 30
Custodian fees 34
Transfer agent fees 496
Trustees' fees 48
Compliance fees 7
Legal and audit fees 66
State registration and filing fees 30
Other expenses 99
Total Expenses 2,614
Net Investment Income (Loss) 7,838
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities —(a)
Net realized gains (losses) from unaffiliated investment securities 95,827
Net realized gains (losses) from futures contracts 905
Net change in unrealized appreciation/depreciation on affiliated investment securities 111
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 22,854
Net change in unrealized appreciation/depreciation on futures contracts (99)
Net realized/unrealized gains (losses) on investments 119,598
Change in net assets resulting from operations $ 127,436
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Extended Market Index Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,838 $ 2,801 $ 9,214
Net realized gains (losses) 96,732 3,561 31,496
Net change in unrealized appreciation/depreciation 22,866 18,195 (268,896)
Change in net assets resulting from operations 127,436 24,557 (228,186)
Change in net assets resulting from distributions to shareholders (32,980) — (55,787)
Change in net assets resulting from capital transactions (40,274) (20,310) (14,006)
Change in net assets 54,182 4,247 (297,979)
Net Assets:
Beginning of period 676,173 671,926 969,905
End of period $ 730,355 $ 676,173 $ 671,926
Capital Transactions:
Proceeds from shares issued $ 31,919 $ 11,078 $ 33,788
Distributions reinvested 31,952 — 54,118
Cost of shares redeemed (104,145) (31,388) (101,912)
Change in net assets resulting from capital transactions $ (40,274) $ (20,310) $ (14,006)
Share Transactions:
Issued 1,608 599 1,626
Reinvested 1,564 — 2,987
Redeemed (5,256) (1,710) (5,027)
Change in Shares (2,084) (1,111) (414)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
53
See notes to financial statements.
Victory Extended Market Index Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.95 $17.33 $24.75 $25.40 $20.01 $16.14
Investment Activities:
Net investment income (loss)(b) 0.21 0.07 0.24 0.22 0.18 0.20
Net realized and unrealized gains (losses) 3.28 0.55 (6.14) 3.58 6.05 4.31
Total from Investment Activities 3.49 0.62 (5.90) 3.80 6.23 4.51
Distributions to Shareholders from:
Net investment income (0.24) — (0.25) (0.23) (0.21) (0.26)
Net realized gains (0.68) — (1.27) (4.22) (0.63) (0.38)
Total Distributions (0.92) — (1.52) (4.45) (0.84) (0.64)
Net Asset Value, End of Period $20.52 $17.95 $17.33 $24.75 $25.40 $20.01
Total Return(c)(d) 19.51% 3.58% (24.03)% 15.61% 31.20% 27.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.36% 0.38% 0.36% 0.34% 0.38% 0.41%
Net Investment Income (Loss)(e) 1.09% 1.21% 1.20% 0.77% 0.91% 1.06%
Gross Expenses(e)(g) 0.36% 0.38% 0.36% 0.34% 0.38% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $730,355 $676,173 $671,926 $969,905 $906,111 $788,664
Portfolio Turnover(c) 41% 5% 21% 24% 31% 24%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
54
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name)
Victory Extended Market Index Fund Extended Market Index Fund

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
55
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended April 30, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):
Level 1 Level 2 Level 3 Total
Extended Market Index Fund
Common Stocks ............................................... $ 727,649 $ — $ 5 $ 727,654
Preferred Stocks ............................................... — — —(a) —(a)
Rights ...................................................... — — 29 29
Warrants .................................................... — —(a) —(b) —(b)
Collateral for Securities Loaned ................................... 21,824 — — 21,824
Total ....................................................... $ 749,473 $ —(a) $ 34 $ 749,507
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (80) — — (80)
Total ....................................................... $ (80) $ — $ — $ (80)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
56
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
April 30, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (80,000)
Extended Market Index Fund ........................................................................... $ 80
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 905,000 (99,000)
Extended Market Index Fund ......................................................... $ 905 $ (99)

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
57
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the
Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets of the Fund Shares. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of
Operations as Administration fees.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Extended Market Index Fund ........................................ $ 19,615 $ — $ 21,824
Excluding U.S. Government
Securities
Purchases Sales
Extended Market Index Fund ................................................................. $ 290,452 $ 353,257

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
58
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of April 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
Additionally, as of April 30, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other
In effect until August 31, 2024
Extended Market Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.43%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
59
public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
60
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Effective April 30, 2023, the Fund's fiscal year end changed from December 31 to April 30. There were no distributions for the four months ended April 30, 2023.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, REIT adjustments, non-REIT return of capital adjustments, and deriva-
tives.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended April 30, 2024, were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Extended Market Index Fund .................................................................. $ (3,826) $ 3,826
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Extended Market Index Fund ................................................. $ 8,887 $ 24,093 $ 32,980
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Extended Market Index Fund ................................................. $ 9,315 $ 46,472 $ 55,787
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Extended Market Index Fund ......................... $ 12,231 $ 65,645 $ 77,876 $ 217,365 $ 295,241
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Extended Market Index Fund ........................... $ 532,142 $ 286,998 $ (69,633) $ 217,365

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
61
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
4/30/2024
Dividend
Income
Extended Market Index Fund
Victory Capital Holdings, Inc.,
Class A .................... $ 104 $ 86 $ (5) $ —* $ — $ 111 $ 296 $ 6
* Rounds to less than $1 thousand.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Extended Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Extended Market Index Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 1, 2023 through
April 30, 2023 and the year ended December 31, 2022, the financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended December 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, and its financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended
December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
63
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
64
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
65
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Extended Market Index Fund ............... $ 1,000.00 $ 1,211.30 $ 1,023.07 $ 1.98 $ 1.81 0.36%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 24%.
For the year ended April 30, 2024, the Fund designated short-term capital gain distributions in the amount of $372 thousand.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $27,558 thousand.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Extended Market Index Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity program, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
69
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate, which includes advisory and administrative services, was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund’s total expenses were below the median of its expense group and its expense universe. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also noted the high level of correlation between the Fund and its benchmark index and the relatively low tracking error between the Fund and its benchmark index, and noted that it reviews such information on a periodic basis.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, was above its Lipper index for the one-, three- and five-year periods ended June 30, 2023, and was below its Lipper index for the ten-year period ended
June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the extent to which the Fund met its investment objective of seeking to track its designated index.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the
Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
70
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund’s investment objective of seeking to track its designated index; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v)
the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
73
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
74
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
37733-0624

April 30, 2024
Annual Report
Victory Global Managed Volatility Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 34
Supplemental Information (Unaudited)
Trustee and Officer Information
35
Proxy Voting and Portfolio Holdings Information
38
Expense Examples
38
Additional Federal Income Tax Information
39
Advisory Contract Approval
40
Liquidity Risk Management Program
43
Privacy Policy
44

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Global Managed Volatility Fund
Manager’s Commentary
(Unaudited)
What were the market conditions over the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Global Managed Volatility Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 13.07% and 13.22%, respectively. This compares to total returns of 17.46%
for the MSCI All-Country World Index, the Fund’s benchmark index, and 13.71% for the Global Managed Volatility Composite
Index.
What strategies did you employ during the reporting period?
The Fund seeks to provide diversified exposure to global equities. We strive to construct a portfolio that can participate in equities’
longer-term performance while also managing the risk of large market downturns.

4
Victory Global Managed Volatility Fund
Manager’s Commentary (continued)
(Unaudited)
The Fund had an absolute positive return over the time period but underperformed the Fund’s benchmark. The Fund’s emphasis on constructing a portfolio with lower volatility than the benchmark was a headwind as global equity markets recovered in 2023 and the first part of 2024. Our focus on companies which in our view had high levels of profitability and stable balance sheets had mixed results within the international and emerging market equities allocation but hurt within the United States allocation as growth companies in the region outperformed.
Thank you for allowing us to assist you with your investment needs.

5
Victory Global Managed Volatility Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Global Managed Volatility Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Global Managed Volatility Composite Index is a combination of indexes representing the Fund's model allocation, and consists of the
MSCI All-Country World Index (70%) and the Bloomberg U.S. Treasury - Bills (1-3M) (30%). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 7/12/13 7/31/08
Net Asset
Value
Net Asset
Value
MSCI All-Country
World Index
1
Global Managed
Volatility
Composite
Index
2
One Year 13.07% 13.22% 17.46% 13.71%
Five Year 7.33% 7.53% 9.44% 7.49%
Ten Year 5.92% 6.16% 8.19% 6.34%

6
Victory Portfolios III
Victory Global Managed Volatility Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
4.6%
Microsoft Corp.
3.8%
Alphabet, Inc., Class C
3.2%
Meta Platforms, Inc., Class A
1.8%
NVIDIA Corp.
1.6%
Visa, Inc., Class A
1.4%
Eli Lilly & Co.
1.3%
Mastercard, Inc., Class A
1.3%
The Procter & Gamble Co.
1.3%
Colgate-Palmolive Co.
1.3%
Information Technology
25.0%
Industrials
13.0%
Health Care
12.2%
Consumer Staples
11.4%
Consumer Discretionary
11.0%
Financials
10.6%
Communication Services
7.4%
Energy
4.6%
Materials
3.1%
Real Estate
0.7%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Global Managed Volatility Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Australia (2.4%):
Consumer Discretionary (0.1%):
The Lottery Corp Ltd. .................................................... 242,623 $ 757
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 105,822 1,103
Woolworths Group Ltd. .................................................. 83,361 1,710
2,813
Financials (0.5%):
Medibank Pvt. Ltd. ...................................................... 990,988 2,271
Information Technology (0.1%):
Atlassian Corp. , Class A (a) ................................................ 3,975 685
Materials (1.1%):
BHP Group Ltd. ........................................................ 112,537 3,085
Fortescue Ltd. ......................................................... 73,232 1,213
Rio Tinto Ltd. ......................................................... 12,170 1,013
5,311
11,837
Belgium (0.0%):(b)
Financials (0.0%):(b)
KBC Group NV ........................................................ 2,566 191
Bermuda (0.0%):(b)
Financials (0.0%):(b)
Everest Group Ltd. ...................................................... 157 58
Brazil (0.8%):
Energy (0.4%):
Petroleo Brasileiro SA , Preference Shares ..................................... 265,200 2,146
Financials (0.4%):
BB Seguridade Participacoes SA ............................................ 236,200 1,465
Itau Unibanco Holding SA , Preference Shares .................................. 35,445 214
1,679
Materials (0.0%):(b)
Vale SA .............................................................. 10,097 123
3,948
Canada (3.5%):
Consumer Discretionary (0.9%):
Dollarama, Inc. ........................................................ 38,349 3,199
Lululemon Athletica, Inc. (a) ............................................... 3,407 1,229
4,428
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc. ............................................. 43,498 2,411
Loblaw Cos. Ltd. ....................................................... 2,363 259
2,670
Energy (0.4%):
ARC Resources Ltd. ..................................................... 10,375 188
Canadian Natural Resources Ltd. ............................................ 1,695 128
Imperial Oil Ltd. ....................................................... 5,360 369
MEG Energy Corp. (a) ................................................... 22,346 508
Suncor Energy, Inc. ..................................................... 11,943 456
Tourmaline Oil Corp. .................................................... 7,838 383
2,032

Victory Portfolios III
Victory Global Managed Volatility Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.6%):
iA Financial Corp., Inc. ................................................... 4,181 $ 254
Sun Life Financial, Inc. .................................................. 6,758 345
The Toronto-Dominion Bank ............................................... 43,564 2,585
3,184
Industrials (0.2%):
TFI International, Inc. .................................................... 5,610 731
Information Technology (0.9%):
CGI, Inc. (a) ........................................................... 16,304 1,652
Constellation Software, Inc. ............................................... 1,063 2,737
4,389
17,434
China (1.9%):
Communication Services (0.0%):(b)
NetEase, Inc. .......................................................... 5,900 111
Consumer Discretionary (0.9%):
Alibaba Group Holding Ltd. ............................................... 13,100 123
ANTA Sports Products Ltd. ................................................ 89,800 1,017
BYD Co. Ltd. ......................................................... 36,000 987
Haidilao International Holding Ltd. (c) ........................................ 231,000 521
Topsports International Holdings Ltd. (c) ...................................... 1,124,000 780
Vipshop Holdings Ltd. , ADR .............................................. 42,245 635
Yadea Group Holdings Ltd. (c) .............................................. 136,000 262
4,325
Consumer Staples (0.3%):
Nongfu Spring Co. Ltd. , Class H (c) .......................................... 216,200 1,270
Tingyi Cayman Islands Holding Corp. ........................................ 212,000 234
1,504
Energy (0.2%):
China Coal Energy Co. Ltd. , Class H ......................................... 462,000 466
China Shenhua Energy Co. Ltd. , Class H ...................................... 55,500 230
PetroChina Co. Ltd. , Class H .............................................. 172,000 160
856
Financials (0.1%):
Bank of China Ltd. , Class H ............................................... 636,000 286
Industrial & Commercial Bank of China Ltd. , Class H ............................. 349,000 187
473
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd. ........................................... 658,000 540
Industrials (0.1%):
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 600,500 777
Information Technology (0.2%):
Lenovo Group Ltd. ...................................................... 692,000 778
9,364
Denmark (1.3%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 11,712 1,783
Health Care (0.9%):
Novo Nordisk A/S , Class B ................................................ 35,986 4,615
6,398

Victory Portfolios III
Victory Global Managed Volatility Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Finland (1.1%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 22,600 $ 1,019
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 52,061 1,988
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 51,801 2,525
5,532
France (1.9%):
Communication Services (0.0%):(b)
Publicis Groupe SA ..................................................... 1,724 190
Consumer Discretionary (0.7%):
Hermes International SCA ................................................ 720 1,724
La Francaise des Jeux SAEM (c) (d) .......................................... 32,254 1,215
LVMH Moet Hennessy Louis Vuitton SE ...................................... 932 765
3,704
Consumer Staples (0.6%):
L'Oreal SA ........................................................... 6,352 2,978
Energy (0.1%):
TotalEnergies SE ....................................................... 3,665 266
Financials (0.1%):
Wendel SE ............................................................ 2,283 233
Health Care (0.2%):
Ipsen SA ............................................................. 6,939 844
Sanofi SA (d) .......................................................... 1,183 117
961
Industrials (0.1%):
Cie de Saint-Gobain SA .................................................. 3,641 288
Schneider Electric SE .................................................... 1,048 239
Thales SA ............................................................ 1,058 178
705
Utilities (0.1%):
Engie SA (d) .......................................................... 7,552 131
Veolia Environnement SA (d) ............................................... 4,542 141
272
9,309
Germany (0.6%):
Consumer Discretionary (0.1%):
Mercedes-Benz Group AG (a) .............................................. 3,290 249
Financials (0.0%):(b)
Commerzbank AG ...................................................... 8,404 125
Talanx AG ............................................................ 972 73
198
Health Care (0.0%):(b)
Fresenius Medical Care AG ............................................... 2,433 102
Industrials (0.5%):
Deutsche Post AG ...................................................... 54,442 2,279

Victory Portfolios III
Victory Global Managed Volatility Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.0%):(b)
Heidelberg Materials AG ................................................. 1,426 $ 144
2,972
Hong Kong (0.6%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 1,218,000 705
Chow Tai Fook Jewellery Group Ltd. ......................................... 677,000 921
1,626
Consumer Staples (0.0%):(b)
WH Group Ltd. (c) ...................................................... 278,000 202
Industrials (0.3%):
Orient Overseas International Ltd. ........................................... 34,500 504
SITC International Holdings Co. Ltd. ......................................... 238,000 516
Techtronic Industries Co. Ltd. .............................................. 28,000 387
1,407
3,235
India (1.4%):
Consumer Staples (0.1%):
ITC Ltd. ............................................................. 72,242 377
Energy (0.0%):(b)
Coal India Ltd. ......................................................... 41,804 227
Financials (0.5%):
ICICI Bank Ltd. ........................................................ 182,961 2,521
Industrials (0.1%):
Bharat Electronics Ltd. ................................................... 55,034 154
Hindustan Aeronautics Ltd. ................................................ 5,264 248
402
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 15,364 251
Infosys Ltd. ........................................................... 87,450 1,477
Tata Consultancy Services Ltd. ............................................. 32,788 1,496
3,224
Utilities (0.0%):(b)
Power Grid Corp. of India Ltd. ............................................. 17,188 62
6,813
Indonesia (1.1%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 5,072,200 984
Energy (0.2%):
PT Adaro Energy Indonesia Tbk ............................................ 4,932,600 820
Financials (0.7%):
PT Bank Central Asia Tbk ................................................. 3,705,500 2,228
PT Bank Mandiri Persero Tbk .............................................. 2,929,900 1,239
3,467
Materials (0.0%):(b)
Aneka Tambang Tbk .................................................... 1,985,900 200
5,471
Ireland (0.6%):
Information Technology (0.6%):
Accenture PLC , Class A .................................................. 10,076 3,032

Victory Portfolios III
Victory Global Managed Volatility Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.0%):(b)
CRH PLC ............................................................ 1,607 $ 124
3,156
Israel (0.6%):
Financials (0.0%):(b)
Bank Hapoalim BM ..................................................... 13,205 119
Israel Discount Bank Ltd. , Class A ........................................... 17,776 91
210
Information Technology (0.6%):
Check Point Software Technologies Ltd. (a) .................................... 19,070 2,850
3,060
Italy (0.1%):
Industrials (0.1%):
Leonardo SpA ......................................................... 3,330 76
Prysmian SpA ......................................................... 3,996 217
293
Japan (4.1%):
Communication Services (0.5%):
KDDI Corp. ........................................................... 12,100 336
Nintendo Co. Ltd. ...................................................... 43,200 2,107
Nippon Telegraph & Telephone Corp. ........................................ 202,500 218
2,661
Consumer Discretionary (0.5%):
Honda Motor Co. Ltd. ................................................... 31,600 360
Mazda Motor Corp. ..................................................... 17,300 196
Panasonic Holdings Corp. ................................................. 8,800 77
Subaru Corp. .......................................................... 33,200 741
Yamaha Motor Co. Ltd. .................................................. 24,900 232
ZOZO, Inc. ........................................................... 38,700 834
2,440
Consumer Staples (0.0%):(b)
Japan Tobacco, Inc. ..................................................... 3,500 94
Financials (0.4%):
Mizuho Financial Group, Inc. .............................................. 4,400 85
Sompo Holdings, Inc. .................................................... 5,100 101
Tokio Marine Holdings, Inc. ............................................... 58,200 1,840
2,026
Health Care (0.5%):
Astellas Pharma, Inc. .................................................... 28,900 277
Chugai Pharmaceutical Co. Ltd. ............................................ 12,700 404
Hoya Corp. ........................................................... 14,000 1,623
Otsuka Holdings Co. Ltd. ................................................. 3,200 137
Shionogi & Co. Ltd. ..................................................... 2,000 94
2,535
Industrials (0.9%):
Hitachi Ltd. ........................................................... 4,573 422
Marubeni Corp. ........................................................ 6,400 114
Mitsubishi Corp. ....................................................... 7,800 178
Mitsui & Co. Ltd. ....................................................... 2,300 111
Nippon Yusen KK ...................................................... 3,200 91
Recruit Holdings Co. Ltd. ................................................. 66,300 2,856
SG Holdings Co. Ltd. .................................................... 31,800 372
TOPPAN Holdings, Inc. .................................................. 2,900 69
Toyota Tsusho Corp. ..................................................... 1,500 95
4,308

Victory Portfolios III
Victory Global Managed Volatility Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.9%):
Disco Corp. ........................................................... 800 $ 228
NEC Corp. ........................................................... 1,700 123
Nomura Research Institute Ltd. ............................................. 45,600 1,104
Oracle Corp. .......................................................... 27,200 2,041
Renesas Electronics Corp. ................................................. 3,800 62
SCSK Corp. ........................................................... 4,400 80
Trend Micro, Inc. ....................................................... 15,200 749
4,387
Materials (0.3%):
JFE Holdings, Inc. ...................................................... 5,100 76
Nissan Chemical Corp. ................................................... 22,300 760
Shin-Etsu Chemical Co. Ltd. ............................................... 13,300 515
1,351
Utilities (0.1%):
Chubu Electric Power Co., Inc. ............................................. 8,600 110
The Kansai Electric Power Co., Inc. .......................................... 15,700 235
Tokyo Gas Co. Ltd. ..................................................... 3,100 70
415
20,217
Mexico (0.9%):
Communication Services (0.3%):
America Movil SAB de CV , Class B ......................................... 1,774,081 1,689
Consumer Staples (0.3%):
Fomento Economico Mexicano SAB de CV .................................... 16,875 197
Wal-Mart de Mexico SAB de CV ........................................... 331,894 1,239
1,436
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 152,837 1,513
4,638
Netherlands (1.8%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 239,868 872
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 77,696 2,358
Financials (0.0%):(b)
ING Groep NV ........................................................ 6,863 109
Industrials (0.6%):
Wolters Kluwer NV ..................................................... 21,350 3,196
Information Technology (0.5%):
ASML Holding NV ..................................................... 2,861 2,492
NXP Semiconductors NV ................................................. 865 221
2,713
9,248
New Zealand (0.0%):(b)
Communication Services (0.0%):(b)
Spark New Zealand Ltd. .................................................. 97,104 273
Norway (0.5%):
Energy (0.5%):
Equinor ASA .......................................................... 87,523 2,329

Victory Portfolios III
Victory Global Managed Volatility Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 16,110 $ 99
2,428
Philippines (0.1%):
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 58,900 337
Portugal (0.0%):(b)
Energy (0.0%):(b)
Galp Energia SGPS SA ................................................... 3,879 83
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC (a) (e) (f) ........................................... 480,728 12
Consumer Staples (0.0%):(b)
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 18,705 2
Energy (0.0%):(b)
LUKOIL PJSC (a) (e) (f) ................................................... 34,009 4
Tatneft PJSC (a) (e) (f) .................................................... 90,761 4
8
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 409,312 —
Materials (0.0%):(b)
MMC Norilsk Nickel PJSC (a) (e) (f) .......................................... 5,249 11
33
Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd. ................................................. 248,900 1,698
South Africa (0.7%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 98,821 474
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 25,227 393
Financials (0.4%):
Capitec Bank Holdings Ltd. ............................................... 11,123 1,377
FirstRand Ltd. ......................................................... 48,643 168
OUTsurance Group Ltd. .................................................. 114,859 247
Standard Bank Group Ltd. ................................................ 17,591 165
1,957
Materials (0.1%):
Kumba Iron Ore Ltd. (d) .................................................. 23,425 574
3,398
South Korea (0.1%):
Consumer Discretionary (0.0%):(b)
Kia Corp. ............................................................ 2,268 192
Financials (0.0%):(b)
KB Financial Group, Inc. ................................................. 2,140 116
Shinhan Financial Group Co. Ltd. ........................................... 3,777 127

Victory Portfolios III
Victory Global Managed Volatility Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.1%):
Samsung Electronics Co. Ltd. .............................................. 4,637 $ 258
693
Spain (1.3%):
Communication Services (0.0%):(b)
Telefonica SA ......................................................... 45,392 203
Consumer Discretionary (0.7%):
Industria de Diseno Textil SA .............................................. 74,273 3,381
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 263,149 2,846
6,430
Sweden (0.1%):
Industrials (0.1%):
Atlas Copco AB , Class A ................................................. 15,070 264
Volvo AB , Class B ...................................................... 9,051 230
494
Switzerland (3.1%):
Communication Services (0.1%):
Swisscom AG , Registered Shares ........................................... 433 237
Consumer Staples (0.6%):
Nestle SA , Registered Shares .............................................. 28,479 2,860
Health Care (1.6%):
Novartis AG , Registered Shares ............................................. 43,981 4,269
Roche Holding AG ...................................................... 15,323 3,710
7,979
Industrials (0.8%):
Geberit AG , Registered Shares ............................................. 4,451 2,377
Kuehne + Nagel International AG , Class R (d) ................................... 4,124 1,090
SGS SA , Registered Shares (a) .............................................. 8,473 746
4,213
Information Technology (0.0%):(b)
STMicroelectronics NV .................................................. 1,289 51
15,340
Taiwan (2.7%):
Consumer Discretionary (0.3%):
Eclat Textile Co. Ltd. .................................................... 20,000 315
Feng TAY Enterprise Co. Ltd. .............................................. 89,600 446
Nien Made Enterprise Co. Ltd. ............................................. 51,000 596
1,357
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 337,730 792
Financials (0.0%):(b)
CTBC Financial Holding Co. Ltd. ........................................... 263,000 275
Industrials (0.3%):
Voltronic Power Technology Corp. .......................................... 12,000 568
Yang Ming Marine Transport Corp. .......................................... 491,000 785
1,353
Information Technology (1.9%):
Accton Technology Corp. ................................................. 32,000 448
Advantech Co. Ltd. ..................................................... 96,295 1,120
MediaTek, Inc. ......................................................... 7,000 211

Victory Portfolios III
Victory Global Managed Volatility Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Micro-Star International Co. Ltd. ............................................ 202,000 $ 983
Novatek Microelectronics Corp. ............................................ 72,000 1,361
Quanta Computer, Inc. ................................................... 9,000 71
Realtek Semiconductor Corp. .............................................. 89,000 1,404
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 14,000 336
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 27,357 3,757
9,691
13,468
Thailand (0.2%):
Communication Services (0.2%):
Advanced Info Service PCL ............................................... 151,000 802
Health Care (0.0%):(b)
Bumrungrad Hospital PCL ................................................ 38,000 251
1,053
United Kingdom (3.3%):
Consumer Discretionary (0.4%):
JD Sports Fashion PLC ................................................... 65,499 94
Next PLC ............................................................ 16,650 1,867
1,961
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 79,108 1,807
Unilever PLC ......................................................... 38,783 2,006
3,813
Energy (0.1%):
Shell PLC (a) .......................................................... 12,349 439
Financials (0.1%):
Hargreaves Lansdown PLC ................................................ 46,788 473
HSBC Holdings PLC .................................................... 13,626 118
591
Health Care (0.6%):
GSK PLC ............................................................ 134,043 2,780
Industrials (1.0%):
Ferguson PLC ......................................................... 4,161 873
Intertek Group PLC ..................................................... 11,935 735
RELX PLC ........................................................... 83,176 3,417
5,025
Materials (0.3%):
Rio Tinto PLC ......................................................... 26,121 1,767
Utilities (0.0%):(b)
Centrica PLC .......................................................... 34,059 54
16,430
United States (62.0%):
Communication Services (5.6%):
Alphabet, Inc. , Class A (a) ................................................. 110,803 18,214
Comcast Corp. , Class A .................................................. 7,896 301
Electronic Arts, Inc. ..................................................... 1,202 152
Meta Platforms, Inc. , Class A .............................................. 20,926 9,002
Omnicom Group, Inc. .................................................... 2,908 270
The Interpublic Group of Cos., Inc. .......................................... 3,374 103
Verizon Communications, Inc. .............................................. 1,672 66
28,108
Consumer Discretionary (5.4%):
AutoZone, Inc. (a) ....................................................... 622 1,839

Victory Portfolios III
Victory Global Managed Volatility Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Bath & Body Works, Inc. ................................................. 2,695 $ 122
Best Buy Co., Inc. ...................................................... 13,010 958
Booking Holdings, Inc. ................................................... 557 1,923
Chipotle Mexican Grill, Inc. (a) ............................................. 472 1,491
D.R. Horton, Inc. ....................................................... 914 130
Deckers Outdoor Corp. (a) ................................................. 1,401 1,147
Domino's Pizza, Inc. ..................................................... 3,373 1,785
eBay, Inc. ............................................................ 1,641 85
Lennar Corp. , Class A .................................................... 1,673 254
Lowe's Cos., Inc. ....................................................... 15,092 3,441
NVR, Inc. (a) .......................................................... 47 350
O'Reilly Automotive, Inc. (a) ............................................... 4,416 4,474
PulteGroup, Inc. ........................................................ 1,249 139
Starbucks Corp. ........................................................ 14,209 1,257
The Home Depot, Inc. ................................................... 5,389 1,801
Ulta Beauty, Inc. (a) ..................................................... 4,134 1,674
Yum! Brands, Inc. ...................................................... 27,098 3,828
26,698
Consumer Staples (6.8%):
Altria Group, Inc. ....................................................... 116,323 5,096
Colgate-Palmolive Co. ................................................... 68,208 6,270
Costco Wholesale Corp. .................................................. 3,792 2,741
Kimberly-Clark Corp. .................................................... 13,131 1,793
Philip Morris International, Inc. ............................................. 65,680 6,235
Target Corp. .......................................................... 13,455 2,166
The Hershey Co. ....................................................... 10,928 2,119
The Kroger Co. ........................................................ 2,870 159
The Procter & Gamble Co. ................................................ 38,895 6,348
Walmart, Inc. .......................................................... 16,500 979
33,906
Energy (2.7%):
APA Corp. ............................................................ 28,426 894
ConocoPhillips ........................................................ 17,951 2,255
Devon Energy Corp. ..................................................... 43,193 2,211
Diamondback Energy, Inc. ................................................ 590 119
EOG Resources, Inc. .................................................... 37,261 4,923
Exxon Mobil Corp. ..................................................... 5,943 703
Marathon Petroleum Corp. ................................................ 7,683 1,396
Valero Energy Corp. ..................................................... 5,333 852
13,353
Financials (5.6%):
Aflac, Inc. ............................................................ 1,500 125
American Express Co. ................................................... 1,191 279
American International Group, Inc. .......................................... 1,168 88
Ameriprise Financial, Inc. ................................................. 7,394 3,045
Aon PLC , Class A ...................................................... 5,394 1,521
Fidelity National Financial, Inc. ............................................ 1,120 55
Jack Henry & Associates, Inc. .............................................. 7,040 1,145
JPMorgan Chase & Co. .................................................. 3,831 735
LPL Financial Holdings, Inc. ............................................... 912 245
Mastercard, Inc. , Class A ................................................. 14,489 6,537
MSCI, Inc. ........................................................... 4,025 1,875
Regions Financial Corp. .................................................. 8,604 166
SEI Investments Co. ..................................................... 11,431 754
Synchrony Financial ..................................................... 6,579 289
T. Rowe Price Group, Inc. ................................................. 21,691 2,377
The Allstate Corp. ...................................................... 600 102
The Carlyle Group, Inc. .................................................. 3,049 137
The Hartford Financial Services Group, Inc. .................................... 637 62
The Progressive Corp. ................................................... 325 68
Visa, Inc. , Class A ...................................................... 25,235 6,778

Victory Portfolios III
Victory Global Managed Volatility Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
W.R. Berkley Corp. ..................................................... 15,536 $ 1,196
Wells Fargo & Co. ...................................................... 3,820 227
27,806
Health Care (7.9%):
AbbVie, Inc. .......................................................... 19,480 3,168
Amgen, Inc. ........................................................... 812 222
Cardinal Health, Inc. .................................................... 8,330 858
Cencora, Inc. .......................................................... 1,568 375
Centene Corp. (a) ....................................................... 773 57
CVS Health Corp. ...................................................... 1,261 85
DaVita, Inc. (a) ......................................................... 1,238 172
Elevance Health, Inc. .................................................... 482 255
Eli Lilly & Co. ......................................................... 8,529 6,662
Gilead Sciences, Inc. .................................................... 16,028 1,045
HCA Healthcare, Inc. .................................................... 812 252
Hologic, Inc. (a) ........................................................ 16,086 1,219
Humana, Inc. .......................................................... 1,703 514
IDEXX Laboratories, Inc. (a) ............................................... 3,339 1,645
Johnson & Johnson ..................................................... 32,664 4,723
McKesson Corp. ....................................................... 5,291 2,842
Merck & Co., Inc. ...................................................... 41,910 5,416
Mettler-Toledo International, Inc. (a) ......................................... 1,839 2,261
Molina Healthcare, Inc. (a) ................................................ 6,076 2,079
Pfizer, Inc. ............................................................ 3,575 92
Quest Diagnostics, Inc. ................................................... 898 124
Regeneron Pharmaceuticals, Inc. (a) .......................................... 260 232
The Cigna Group ....................................................... 862 308
UnitedHealth Group, Inc. ................................................. 9,864 4,771
Vertex Pharmaceuticals, Inc. (a) ............................................. 472 185
39,562
Industrials (7.3%):
3M Co. .............................................................. 14,996 1,447
A.O. Smith Corp. ....................................................... 1,680 139
Automatic Data Processing, Inc. ............................................ 702 170
Builders FirstSource, Inc. (a) ............................................... 4,901 896
Caterpillar, Inc. ........................................................ 1,056 353
Cintas Corp. .......................................................... 5,789 3,811
Cummins, Inc. ......................................................... 525 148
Deere & Co. .......................................................... 440 172
Dover Corp. ........................................................... 928 166
Expeditors International of Washington, Inc. .................................... 15,385 1,713
Fastenal Co. ........................................................... 46,882 3,185
FedEx Corp. .......................................................... 752 197
Hubbell, Inc. .......................................................... 262 97
Illinois Tool Works, Inc. .................................................. 13,625 3,326
Leidos Holdings, Inc. .................................................... 576 81
Lockheed Martin Corp. ................................................... 13,096 6,089
Masco Corp. .......................................................... 2,534 173
Old Dominion Freight Line, Inc. ............................................ 19,184 3,486
Otis Worldwide Corp. .................................................... 34,727 3,167
Owens Corning ........................................................ 1,353 228
PACCAR, Inc. ......................................................... 1,488 158
Paychex, Inc. .......................................................... 14,077 1,673
Rollins, Inc. ........................................................... 28,138 1,254
Snap-on, Inc. .......................................................... 283 76
United Parcel Service, Inc. , Class B .......................................... 5,450 804
United Rentals, Inc. ..................................................... 450 301
Verisk Analytics, Inc. .................................................... 4,562 994
W.W. Grainger, Inc. ..................................................... 2,118 1,951
36,255

Victory Portfolios III
Victory Global Managed Volatility Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (18.5%):
Adobe, Inc. (a) ......................................................... 9,006 $ 4,168
Apple, Inc. ........................................................... 134,337 22,882
Applied Materials, Inc. ................................................... 16,716 3,321
Autodesk, Inc. (a) ....................................................... 9,047 1,926
Broadcom, Inc. ........................................................ 2,685 3,491
Cadence Design Systems, Inc. (a) ............................................ 16,743 4,615
CDW Corp. ........................................................... 561 136
Cisco Systems, Inc. ..................................................... 62,422 2,933
Corpay, Inc. (a) ......................................................... 879 266
Dropbox, Inc. , Class A (a) ................................................. 3,845 89
Fair Isaac Corp. (a) ...................................................... 2,312 2,620
Fortinet, Inc. (a) ........................................................ 31,655 2,000
Gartner, Inc. (a) ........................................................ 1,789 738
GoDaddy, Inc. , Class A (a) ................................................. 6,196 758
HP, Inc. .............................................................. 28,235 793
International Business Machines Corp. ........................................ 893 148
Jabil, Inc. ............................................................ 666 78
Keysight Technologies, Inc. (a) ............................................. 648 96
KLA Corp. ........................................................... 3,555 2,450
Lam Research Corp. ..................................................... 2,848 2,547
Lattice Semiconductor Corp. (a) ............................................. 13,897 953
Microsoft Corp. ........................................................ 48,283 18,798
Motorola Solutions, Inc. .................................................. 376 128
NetApp, Inc. .......................................................... 11,087 1,133
NVIDIA Corp. ......................................................... 8,949 7,732
QUALCOMM, Inc. ..................................................... 17,518 2,905
Synopsys, Inc. (a) ....................................................... 2,627 1,394
TE Connectivity Ltd. .................................................... 1,052 149
Teradyne, Inc. ......................................................... 11,498 1,337
VeriSign, Inc. (a) ........................................................ 9,816 1,664
92,248
Materials (1.3%):
CF Industries Holdings, Inc. ............................................... 20,298 1,603
LyondellBasell Industries NV , Class A ........................................ 2,151 215
Nucor Corp. ........................................................... 6,186 1,043
Steel Dynamics, Inc. ..................................................... 1,155 150
The Sherwin-Williams Co. ................................................ 11,212 3,359
6,370
Real Estate (0.7%):
American Tower Corp. ................................................... 2,695 462
Camden Property Trust ................................................... 5,205 519
Equinix, Inc. .......................................................... 317 225
Healthpeak Properties, Inc. ................................................ 52,378 975
Prologis, Inc. .......................................................... 4,193 428
Realty Income Corp. .................................................... 20,257 1,085
3,694
Utilities (0.2%):
Constellation Energy Corp. ................................................ 1,165 217
Edison International ..................................................... 1,136 81
Evergy, Inc. ........................................................... 2,013 105
FirstEnergy Corp. ....................................................... 2,931 112
NRG Energy, Inc. ....................................................... 3,068 223
The Southern Co. ....................................................... 1,333 98
Vistra Corp. ........................................................... 3,806 290
1,126
309,126

Victory Portfolios III
Victory Global Managed Volatility Fund
19
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Mobile TeleSystems PJSC .....................................
11/11/2021
2,034
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Uruguay (0.3%):
Consumer Discretionary (0.3%):
MercadoLibre, Inc. (a) .................................................... 906 $ 1,322
Total Common Stocks (Cost $399,651) 495,780
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (e) ........................................... 1,403 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 862,542 863
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 862,542 862
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (g) ............... 862,542 862
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 862,542 863
Total Collateral for Securities Loaned (Cost $3,450) 3,450
Total Investments (Cost $403,101) — 100.1% 499,230
Liabilities in excess of other assets — (0.1)% (673)
NET ASSETS - 100.00% $ 498,557
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was $4,250
(thousands) and amounted to 0.9% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at April 30, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2024
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Global
Managed Volatility
Fund
Assets:
Investments, at value (Cost $403,101) $ 499,230 (a)
Foreign currency, at value (Cost $197) 194
Cash 1,796
Deposit with broker for futures contracts 5
Receivables:
Interest and dividends 507
Capital shares issued — (b)
From Adviser 63
Reclaims 734
Prepaid expenses 22
Total Assets 502,551
Liabilities:
Payables:
Collateral received on loaned securities 3,450
Capital shares redeemed 8
Accrued foreign capital gains taxes 198
Accrued expenses and other payables:
Investment advisory fees 250
Administration fees 22
Custodian fees 14
Transfer agent fees 26
Compliance fees — (b)
Other accrued expenses 26
Total Liabilities 3,994
Commitments and contingencies (Note 5 )
Net Assets:
Capital 414,203
Total accumulated earnings (loss) 84,354
Net Assets $ 498,557
Net Assets:
Fund Shares $ 9,709
Institutional Shares 488,848
Total $ 498,557
Shares (unlimited number of shares authorized with no par value):
Fund Shares 962
Institutional Shares 47,442
Total 48,404
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 10 .09
Institutional Shares 10 .30
(a) Includes $3,231 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Global
Managed Volatility
Fund
Investment Income:
Dividends $ 12,471
Interest 54
Securities lending (net of fees) 47
Foreign tax withholding (1,002)
Total Income 11,570
Expenses:
Investment advisory fees 3,025
Administration fees — Fund Shares 15
Administration fees — Institutional Shares 247
Sub-Administration fees 56
Custodian fees 88
Transfer agent fees — Fund Shares 12
Transfer agent fees — Institutional Shares 273
Trustees' fees 48
Compliance fees 5
Legal and audit fees 77
State registration and filing fees 38
Other expenses 49
Total Expenses 3,933
Expenses waived/reimbursed by Adviser (391)
Net Expenses 3,542
Net Investment Income (Loss) 8,028
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (5,144)
Foreign taxes on realized gains (23)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 59,838
Net change in accrued foreign taxes on unrealized gains (176)
Net realized/unrealized gains (losses) on investments 54,495
Change in net assets resulting from operations $ 62,523

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Managed Volatility Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30, 2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,028 $ 3,206 $ 9,961
Net realized gains (losses) (5,167) 1,321 (2,762)
Net change in unrealized appreciation/depreciation 59,662 35,418 (100,806)
Change in net assets resulting from operations 62,523 39,945 (93,607)
Distributions to Shareholders:
Fund Shares (158) — (732)
Institutional Shares (8,723) — (38,065)
Change in net assets resulting from distributions to shareholders (8,881) — (38,797)
Change in net assets resulting from capital transactions (56,344) (19,319) 6,690
Change in net assets (2,702) 20,626 (125,714)
Net Assets:
Beginning of period 501,259 480,633 606,347
End of period $ 498,557 $ 501,259 $ 480,633
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Managed Volatility Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30, 2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 708 $ 176 $ 1,403
Distributions reinvested 157 — 727
Cost of shares redeemed (1,756) (412) (2,582)
Total Fund Shares $ (891) $ (236) $ (452)
Institutional Shares
Distributions reinvested 8,723 — 38,066
Cost of shares redeemed (64,176) (19,083) (30,924)
Total Institutional Shares $ (55,453) $ (19,083) $ 7,142
Change in net assets resulting from capital transactions $ (56,344) $ (19,319) $ 6,690
Share Transactions:
Fund Shares
Issued 75 20 146
Reinvested 16 — 83
Redeemed (184) (47) (277)
Total Fund Shares (93) (27) (48)
Institutional Shares
Reinvested 875 — 4,278
Redeemed (6,543) (2,110) (3,170)
Total Institutional Shares (5,668) (2,110) 1,108
Change in Shares (5,761) (2,137) 1,060
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Global Managed Volatility Fund
Fund Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.07 $8.38 $10.78 $11.20 $10.97 $9.39
Investment Activities:
Net investment income (loss)(b) 0.13 0.05 0.17 0.15 0.12 0.19
Net realized and unrealized gains (losses) 1.05 0.64 (1.85) 2.15 0.56 1.85
Total from Investment Activities 1.18 0.69 (1.68) 2.30 0.68 2.04
Distributions to Shareholders from:
Net investment income (0.16) — (0.20) (0.11) (0.15) (0.22)
Net realized gains — — (0.52) (2.61) (0.30) (0.24)
Total Distributions (0.16) — (0.72) (2.72) (0.45) (0.46)
Net Asset Value, End of Period $10.09 $9.07 $8.38 $10.78 $11.20 $10.97
Total Return(c)(d) 13.07% 8.23% (15.78)% 21.00% 6.25% 21.69%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 1.40% 1.78% 1.77% 1.26% 1.14% 1.81%
Gross Expenses(e)(g) 1.24% 1.39% 1.13% 1.05% 1.15% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $9,709 $9,574 $9,065 $12,183 $10,414 $11,921
Portfolio Turnover(c)(h) 24% 7% 26% 40% 86% 53%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Managed Volatility Fund
Institutional Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.26 $8.54 $10.98 $11.35 $11.11 $9.49
Investment Activities:
Net investment income (loss)(b) 0.16 0.06 0.19 0.18 0.14 0.21
Net realized and unrealized gains (losses) 1.06 0.66 (1.90) 2.19 0.57 1.88
Total from Investment Activities 1.22 0.72 (1.71) 2.37 0.71 2.09
Distributions to Shareholders from:
Net investment income (0.18) — (0.21) (0.13) (0.17) (0.23)
Net realized gains — — (0.52) (2.61) (0.30) (0.24)
Total Distributions (0.18) — (0.73) (2.74) (0.47) (0.47)
Net Asset Value, End of Period $10.30 $9.26 $8.54 $10.98 $11.35 $11.11
Total Return(c)(d) 13.22% 8.43% (15.70)% 21.34% 6.44% 21.97%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(e) 1.60% 1.98% 1.96% 1.45% 1.34% 1.97%
Gross Expenses(e)(g) 0.77% 0.80% 0.78% 0.77% 0.74% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $488,848 $491,685 $471,568 $594,164 $725,204 $1,005,270
Portfolio Turnover(c)(h) 24% 7% 26% 40% 86% 53%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
26
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Global Managed Volatility Fund Global Managed Volatility Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
27
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation
Level 1 Level 2 Level 3 Total
Global Managed Volatility Fund
Common Stocks ............................................... $ 348,579 $ 147,168 $ 33 $ 495,780
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 3,450 — — 3,450
Total ....................................................... $ 352,029 $ 147,168 $ 33 $ 499,230
(a) Zero market value security.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
28
margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of April 30, 2024.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Global Managed Volatility Fund ...................................... $ 3,231 $ — $ 3,450

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
29
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the
Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board
Excluding U.S. Government
Securities
Purchases Sales
Global Managed Volatility Fund ............................................................... $ 116,250 $ 175,293
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
30
and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
In effect until August 31, 2024
Fund Shares Institutional Shares
Global Managed Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.70%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
31
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Global Managed Volatility Fund .............................. $ 286 $ 405 $ 175 $ 391 $ 1,257

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
32
renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Effective April 30, 2023, the Fund's fiscal year end changed from December 31 to April 30. There were no distributions for the four months ended April 30, 2023.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Global Managed Volatility Fund ............................................................. $ 8,881 $ 8,881
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Managed Volatility Fund ............................................... $ 16,737 $ 22,060 $ 38,797
Undistributed
Ordinary
Income
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Global Managed Volatility Fund ............ $ 2,673 $ (221) $ 2,452 $ (13,181) $ 95,083 $ 84,354

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
33
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Global Managed Volatility Fund ........................................... $ (4,507) $ (8,674) $ (13,181)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Managed Volatility Fund ......................... $ 404,147 $ 121,248 $ (26,165) $ 95,083

34
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Global Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Global Managed Volatility Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 1, 2023 through
April 30, 2023 and the year ended December 31, 2022, the financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended December 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, and its financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended
December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
35
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
36
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
37
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Global Managed Volatility Fund
Fund Shares ............................ $ 1,000.00 $ 1,152.30 $ 1,020.39 $ 4.82 $ 4.52 0.90%
Institutional Shares ....................... 1,000.00 1,153.40 1,021.38 3.75 3.52 0.70%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
39
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 39%.

Victory Portfolios III
40
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Global Managed Volatility Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
41
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
42
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
43
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
44
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
45
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
46
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
88394-0624

April 30, 2024
Annual Report
Victory Growth & Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
15
Statement of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
19
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 29
Supplemental Information (Unaudited)
Trustee and Officer Information
30
Proxy Voting and Portfolio Holdings Information
33
Expense Examples
33
Additional Federal Tax Information
34
Advisory Contract Approval
35
Liquidity Risk Management Program
38
Privacy Policy
39

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Growth & Income Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Growth & Income Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 24.32%, and 23.99%, respectively. This compares to returns of 22.30% for the
Russell 3000
®
Index (the “Index”) and 20.94% for the Lipper Multi-Cap Core Funds Index.

4
Victory Growth & Income Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund outperformed the Index as stock selection and sector allocation contributed to performance versus the Index. Stock selection in information technology was a positive contributor while stock selection in communication services was a negative contributor. An overweight to information technology helped performance while an overweight to consumer staples hurt performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Growth & Income Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Growth & Income Fund — Growth of $10,000
1
The unmanaged Russell 3000
®
Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of funds within the Lipper Multi-Cap Core Funds category.
This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 6/1/93 8/7/15
Net Asset
Value
Net Asset
Value
Russell 3000
®
Index
1
Lipper Multi-Cap
Core Funds
Index
2
One Year 24.32% 23.99% 22.30% 20.94%
Five Year 10.45% 10.71% 12.43% 11.73%
Ten Year 10.03% N/A 11.81% 10.65%
Since Inception N/A 9.99% N/A N/A

6
Victory Portfolios III
Victory Growth & Income Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital growth with a secondary investment objective of current income.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
4.6%
Apple, Inc.
3.7%
NVIDIA Corp.
3.5%
Alphabet, Inc., Class C
2.9%
JPMorgan Chase & Co.
2.7%
Meta Platforms, Inc., Class A
2.3%
Amazon.com, Inc.
2.2%
Johnson & Johnson
1.7%
Eli Lilly & Co.
1.7%
Broadcom, Inc.
1.3%
Information Technology
22.5%
Health Care
15.2%
Financials
14.6%
Industrials
9.2%
Communication Services
9.0%
Consumer Staples
8.3%
Consumer Discretionary
8.1%
Energy
3.5%
Utilities
3.4%
Materials
3.0%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Growth & Income Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Communication Services (9.0%):
Alphabet, Inc. , Class A (a) ................................................. 37,666 $ 6,131
Alphabet, Inc. , Class C (a) ................................................. 332,061 54,671
AT&T, Inc. ........................................................... 126,266 2,133
Charter Communications, Inc. , Class A (a) ..................................... 1,750 448
Comcast Corp. , Class A .................................................. 566,786 21,600
Electronic Arts, Inc. ..................................................... 4,289 544
Endeavor Group Holdings, Inc. , Class A ....................................... 3,370 89
Fox Corp. , Class A ...................................................... 133,123 4,128
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 3,849 269
Live Nation Entertainment, Inc. (a) ........................................... 2,553 227
Meta Platforms, Inc. , Class A .............................................. 97,170 41,800
Netflix, Inc. (a) ......................................................... 21,259 11,706
News Corp. , Class A ..................................................... 7,019 167
News Corp. , Class B .................................................... 1,217 30
Nexstar Media Group, Inc. ................................................ 5,597 896
Omnicom Group, Inc. .................................................... 52,941 4,915
Pinterest, Inc. , Class A (a) ................................................. 10,278 344
ROBLOX Corp. , Class A (a) ............................................... 8,150 290
Sirius XM Holdings, Inc. (b) ............................................... 10,952 32
Snap, Inc. , Class A (a) .................................................... 17,701 266
Take-Two Interactive Software, Inc. (a) ........................................ 2,772 396
The Trade Desk, Inc. , Class A (a) ............................................ 110,953 9,192
The Walt Disney Co. .................................................... 32,261 3,584
T-Mobile US, Inc. ...................................................... 8,346 1,370
Verizon Communications, Inc. .............................................. 73,930 2,920
Warner Bros Discovery, Inc. (a) ............................................. 37,220 274
Warner Music Group Corp. , Class A ......................................... 2,364 78
168,500
Consumer Discretionary (8.1%):
Airbnb, Inc. , Class A (a) .................................................. 4,538 719
Amazon.com, Inc. (a) .................................................... 235,164 41,154
AutoZone, Inc. (a) ....................................................... 187 553
Best Buy Co., Inc. ...................................................... 59,910 4,412
Booking Holdings, Inc. ................................................... 371 1,281
Carnival Corp. (a) ....................................................... 10,776 160
Carvana Co. (a) ......................................................... 1,061 88
Chipotle Mexican Grill, Inc. (a) ............................................. 2,424 7,659
Coupang, Inc. (a) ....................................................... 12,770 287
D.R. Horton, Inc. ....................................................... 3,216 458
Darden Restaurants, Inc. .................................................. 1,162 178
Deckers Outdoor Corp. (a) ................................................. 280 229
Dick's Sporting Goods, Inc. ................................................ 620 124
Domino's Pizza, Inc. ..................................................... 381 202
DoorDash, Inc. , Class A (a) ................................................ 3,171 410
DraftKings, Inc. (a) ...................................................... 139,175 5,784
eBay, Inc. ............................................................ 5,686 293
Expedia Group, Inc. (a) ................................................... 1,431 193
Ford Motor Co. ........................................................ 42,221 513
Garmin Ltd. ........................................................... 15,317 2,213
General Motors Co. ..................................................... 12,677 564
Genuine Parts Co. ...................................................... 1,474 232
H&R Block, Inc. ....................................................... 86,790 4,099
Hilton Worldwide Holdings, Inc. ............................................ 2,468 487
Hyatt Hotels Corp. , Class A ................................................ 477 71
Las Vegas Sands Corp. ................................................... 4,520 200
Lennar Corp. , Class A .................................................... 47,982 7,275
Lowe's Cos., Inc. ....................................................... 44,882 10,233
Lululemon Athletica, Inc. (a) ............................................... 1,190 429
Marriott International, Inc. , Class A .......................................... 2,671 631
McDonald's Corp. ...................................................... 7,833 2,139

Victory Portfolios III
Victory Growth & Income Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
NIKE, Inc. , Class B ..................................................... 12,871 $ 1,187
NVR, Inc. (a) .......................................................... 33 245
O'Reilly Automotive, Inc. (a) ............................................... 578 586
Pool Corp. ............................................................ 410 149
PulteGroup, Inc. ........................................................ 35,147 3,916
Ross Stores, Inc. ....................................................... 17,746 2,299
Royal Caribbean Cruises Ltd. (a) ............................................ 2,594 362
Starbucks Corp. ........................................................ 36,856 3,261
Tapestry, Inc. .......................................................... 61,293 2,447
Tesla, Inc. (a) .......................................................... 72,694 13,323
The Home Depot, Inc. ................................................... 40,515 13,541
The TJX Cos., Inc. ...................................................... 11,932 1,123
Toll Brothers, Inc. ...................................................... 53,327 6,352
Tractor Supply Co. ...................................................... 1,185 323
Ulta Beauty, Inc. (a) ..................................................... 533 216
Williams-Sonoma, Inc. ................................................... 27,403 7,859
Yum! Brands, Inc. ...................................................... 3,092 437
150,896
Consumer Staples (8.3%):
Altria Group, Inc. ....................................................... 327,284 14,338
Archer-Daniels-Midland Co. ............................................... 57,116 3,350
Brown-Forman Corp. , Class B ............................................. 4,343 208
Celsius Holdings, Inc. (a) .................................................. 2,232 159
Church & Dwight Co., Inc. ................................................ 2,795 302
Colgate-Palmolive Co. ................................................... 143,022 13,147
Constellation Brands, Inc. , Class A .......................................... 2,375 602
Costco Wholesale Corp. .................................................. 16,387 11,846
Dollar General Corp. .................................................... 3,153 439
Dollar Tree, Inc. (a) ...................................................... 3,131 370
Freshpet, Inc. (a) ........................................................ 36,839 3,908
General Mills, Inc. ...................................................... 7,414 522
Hormel Foods Corp. ..................................................... 4,165 148
Kellanova ............................................................ 3,943 228
Kenvue, Inc. .......................................................... 22,308 420
Keurig Dr. Pepper, Inc. ................................................... 14,165 477
Kimberly-Clark Corp. .................................................... 41,867 5,716
Lamb Weston Holdings, Inc. ............................................... 2,038 170
McCormick & Co., Inc. .................................................. 3,617 275
Mondelez International, Inc. , Class A ......................................... 18,907 1,360
Monster Beverage Corp. (a) ................................................ 10,809 578
PepsiCo, Inc. .......................................................... 97,040 17,070
Philip Morris International, Inc. ............................................. 108,933 10,342
Sysco Corp. ........................................................... 7,160 532
Target Corp. .......................................................... 152,911 24,616
The Clorox Co. ........................................................ 1,785 264
The Coca-Cola Co. ...................................................... 61,299 3,786
The Estee Lauder Cos., Inc. ............................................... 3,288 482
The Hershey Co. ....................................................... 2,144 416
The Kraft Heinz Co. ..................................................... 16,779 648
The Kroger Co. ........................................................ 153,659 8,510
The Procter & Gamble Co. ................................................ 133,146 21,729
Tyson Foods, Inc. , Class A ................................................ 4,021 244
Walgreens Boots Alliance, Inc. ............................................. 10,240 182
Walmart, Inc. .......................................................... 130,231 7,729
155,113
Energy (3.5%):
ConocoPhillips ........................................................ 61,904 7,776
Devon Energy Corp. ..................................................... 99,511 5,093
Diamondback Energy, Inc. ................................................ 45,087 9,068
EOG Resources, Inc. .................................................... 87,843 11,607
Exxon Mobil Corp. ..................................................... 65,858 7,789

Victory Portfolios III
Victory Growth & Income Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Marathon Petroleum Corp. ................................................ 25,779 $ 4,684
Phillips 66 ............................................................ 23,480 3,363
Valero Energy Corp. ..................................................... 96,039 15,354
64,734
Financials (14.6%):
Aflac, Inc. ............................................................ 4,309 360
American Express Co. ................................................... 45,278 10,596
American Financial Group, Inc. ............................................. 13,740 1,755
American International Group, Inc. .......................................... 106,357 8,010
Ameriprise Financial, Inc. ................................................. 23,174 9,543
Annaly Capital Management, Inc. ........................................... 88,063 1,650
Aon PLC , Class A ...................................................... 1,622 457
Apollo Global Management, Inc. ............................................ 43,092 4,670
Arch Capital Group Ltd. (a) ................................................ 3,004 281
Ares Management Corp. , Class A ........................................... 3,937 524
Arthur J. Gallagher & Co. ................................................. 1,704 400
Bank of America Corp. ................................................... 64,863 2,401
Bank OZK ............................................................ 22,965 1,025
Berkshire Hathaway, Inc. , Class B (a) ......................................... 14,981 5,943
BlackRock, Inc. ........................................................ 3,721 2,808
Blackstone, Inc. ........................................................ 17,887 2,086
Block, Inc. (a) .......................................................... 4,406 322
Blue Owl Capital, Inc. ................................................... 11,419 216
Brown & Brown, Inc. .................................................... 1,964 160
Capital One Financial Corp. ............................................... 53,559 7,682
Cboe Global Markets, Inc. ................................................ 2,445 443
Cincinnati Financial Corp. ................................................ 1,272 147
Citigroup, Inc. ......................................................... 15,580 956
Citizens Financial Group, Inc. .............................................. 3,775 129
CME Group, Inc. ....................................................... 9,025 1,892
Coinbase Global, Inc. , Class A (a) ........................................... 4,285 874
Corebridge Financial, Inc. (b) ............................................... 64,415 1,711
Discover Financial Services ............................................... 30,826 3,907
East West Bancorp, Inc. .................................................. 37,659 2,805
Erie Indemnity Co. , Class A ............................................... 117 45
Everest Group Ltd. ...................................................... 19,732 7,230
FactSet Research Systems, Inc. ............................................. 970 404
Fidelity National Financial, Inc. ............................................ 88,048 4,358
Fidelity National Information Services, Inc. .................................... 4,762 323
Fifth Third Bancorp ..................................................... 94,923 3,461
First Citizens Bancshares, Inc. , Class A ....................................... 93 157
First Horizon Corp. ..................................................... 121,841 1,818
Fiserv, Inc. (a) .......................................................... 4,744 724
Franklin Resources, Inc. .................................................. 7,292 167
Global Payments, Inc. .................................................... 2,113 259
Huntington Bancshares, Inc. ............................................... 10,890 147
Interactive Brokers Group, Inc. ............................................. 2,627 302
Intercontinental Exchange, Inc. ............................................. 14,426 1,858
JPMorgan Chase & Co. .................................................. 259,573 49,771
KKR & Co., Inc. ....................................................... 16,971 1,580
Loews Corp. .......................................................... 938 71
LPL Financial Holdings, Inc. ............................................... 1,885 507
M&T Bank Corp. ....................................................... 1,373 198
Markel Group, Inc. (a) .................................................... 79 115
Marsh & McLennan Cos., Inc. ............................................. 4,068 811
Mastercard, Inc. , Class A ................................................. 6,821 3,078
MetLife, Inc. .......................................................... 5,005 356
Moody's Corp. ......................................................... 4,624 1,712
Morgan Stanley ........................................................ 31,716 2,881
MSCI, Inc. ........................................................... 6,994 3,258
Nasdaq, Inc. .......................................................... 8,986 538
Northern Trust Corp. .................................................... 5,112 421

Victory Portfolios III
Victory Growth & Income Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
NU Holdings Ltd. , Class A (a) .............................................. 21,905 $ 238
PayPal Holdings, Inc. (a) .................................................. 8,654 588
Popular, Inc. .......................................................... 48,479 4,120
Principal Financial Group, Inc. ............................................. 1,944 154
Prudential Financial, Inc. ................................................. 2,969 328
Raymond James Financial, Inc. ............................................. 4,813 587
Regions Financial Corp. .................................................. 244,506 4,712
S&P Global, Inc. ....................................................... 7,939 3,301
Starwood Property Trust, Inc. .............................................. 39,333 746
State Street Corp. ....................................................... 7,649 554
Synchrony Financial ..................................................... 232,662 10,232
T. Rowe Price Group, Inc. ................................................. 5,451 597
The Allstate Corp. ...................................................... 53,342 9,071
The Bank of New York Mellon Corp. ......................................... 84,090 4,750
The Carlyle Group, Inc. .................................................. 4,867 218
The Charles Schwab Corp. ................................................ 42,236 3,123
The Goldman Sachs Group, Inc. ............................................ 20,144 8,596
The Hartford Financial Services Group, Inc. .................................... 31,825 3,084
The PNC Financial Services Group, Inc. ...................................... 3,283 503
The Progressive Corp. ................................................... 31,998 6,664
The Travelers Cos., Inc. .................................................. 1,890 401
TPG, Inc. ............................................................ 1,857 80
Tradeweb Markets, Inc. , Class A ............................................ 52,803 5,371
Truist Financial Corp. .................................................... 11,024 414
U.S. Bancorp .......................................................... 12,882 523
Visa, Inc. , Class A ...................................................... 79,475 21,348
W.R. Berkley Corp. ..................................................... 21,253 1,636
Webster Financial Corp. .................................................. 20,255 888
Wells Fargo & Co. ...................................................... 340,186 20,180
273,310
Health Care (15.2%):
Abbott Laboratories ..................................................... 35,538 3,766
AbbVie, Inc. .......................................................... 113,427 18,448
Agilent Technologies, Inc. ................................................. 5,976 819
Align Technology, Inc. (a) ................................................. 1,369 387
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,548 367
Amgen, Inc. ........................................................... 26,314 7,208
Avantor, Inc. (a) ........................................................ 13,739 333
Baxter International, Inc. ................................................. 10,497 424
Becton Dickinson & Co. .................................................. 5,938 1,393
Biogen, Inc. (a) ......................................................... 2,950 634
BioMarin Pharmaceutical, Inc. (a) ........................................... 3,840 310
Boston Scientific Corp. (a) ................................................. 30,241 2,173
Bristol-Myers Squibb Co. ................................................. 449,857 19,767
Cardinal Health, Inc. .................................................... 112,239 11,565
Cencora, Inc. .......................................................... 3,261 780
Centene Corp. (a) ....................................................... 10,858 793
Chemed Corp. ......................................................... 3,474 1,973
CVS Health Corp. ...................................................... 150,256 10,174
Danaher Corp. ......................................................... 13,869 3,420
Dexcom, Inc. (a) ........................................................ 46,762 5,957
Edwards Lifesciences Corp. (a) ............................................. 12,074 1,022
Elevance Health, Inc. .................................................... 8,696 4,597
Eli Lilly & Co. ......................................................... 40,313 31,488
GE HealthCare Technologies, Inc. ........................................... 8,348 636
Gilead Sciences, Inc. .................................................... 154,861 10,097
HCA Healthcare, Inc. .................................................... 3,939 1,220
Hologic, Inc. (a) ........................................................ 4,805 364
Humana, Inc. .......................................................... 2,481 749
ICON PLC (a) ......................................................... 1,681 501
IDEXX Laboratories, Inc. (a) ............................................... 1,666 821
Illumina, Inc. (a) ........................................................ 3,130 385

Victory Portfolios III
Victory Growth & Income Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Intuitive Surgical, Inc. (a) ................................................. 19,666 $ 7,289
IQVIA Holdings, Inc. (a) .................................................. 3,650 846
Johnson & Johnson ..................................................... 224,687 32,487
Laboratory Corp. of America Holdings ........................................ 1,744 351
Legend Biotech Corp. , ADR (a) ............................................. 3,696 162
McKesson Corp. ....................................................... 2,700 1,450
Medtronic PLC ........................................................ 27,473 2,204
Merck & Co., Inc. ...................................................... 165,762 21,420
Mettler-Toledo International, Inc. (a) ......................................... 432 531
Moderna, Inc. (a) ....................................................... 6,835 754
Molina Healthcare, Inc. (a) ................................................ 1,201 411
Pfizer, Inc. ............................................................ 488,992 12,528
Quest Diagnostics, Inc. ................................................... 29,956 4,139
Regeneron Pharmaceuticals, Inc. (a) .......................................... 2,177 1,939
ResMed, Inc. .......................................................... 2,975 637
Royalty Pharma PLC , Class A .............................................. 86,789 2,404
STERIS PLC .......................................................... 2,048 419
Stryker Corp. .......................................................... 7,357 2,476
The Cigna Group ....................................................... 27,349 9,765
The Cooper Cos., Inc. (a) .................................................. 4,127 368
Thermo Fisher Scientific, Inc. .............................................. 7,813 4,443
UnitedHealth Group, Inc. ................................................. 30,567 14,785
Veeva Systems, Inc. , Class A (a) ............................................. 2,945 585
Vertex Pharmaceuticals, Inc. (a) ............................................. 27,756 10,903
Viatris, Inc. ........................................................... 24,212 280
Waters Corp. (a) ........................................................ 1,212 375
West Pharmaceutical Services, Inc. .......................................... 15,321 5,477
Zimmer Biomet Holdings, Inc. ............................................. 4,258 512
Zoetis, Inc. ........................................................... 9,370 1,492
284,003
Industrials (9.2%):
3M Co. .............................................................. 77,166 7,447
AGCO Corp. .......................................................... 10,993 1,255
Automatic Data Processing, Inc. ............................................ 40,424 9,778
Builders FirstSource, Inc. (a) ............................................... 13,715 2,507
Caterpillar, Inc. ........................................................ 40,220 13,457
Cintas Corp. .......................................................... 2,660 1,751
Clean Harbors, Inc. (a) ................................................... 11,846 2,244
Cummins, Inc. ......................................................... 16,423 4,639
Expeditors International of Washington, Inc. .................................... 19,718 2,195
Fastenal Co. ........................................................... 60,291 4,096
FedEx Corp. .......................................................... 37,312 9,768
Ferguson PLC ......................................................... 50,868 10,677
General Dynamics Corp. .................................................. 15,597 4,478
HEICO Corp. , Class A ................................................... 31,690 5,256
Illinois Tool Works, Inc. .................................................. 37,470 9,147
Lennox International, Inc. ................................................. 11,103 5,145
Lincoln Electric Holdings, Inc. ............................................. 19,859 4,360
Lockheed Martin Corp. ................................................... 8,733 4,060
ManpowerGroup, Inc. ................................................... 33,559 2,532
Masco Corp. .......................................................... 100,775 6,898
Owens Corning ........................................................ 60,853 10,236
PACCAR, Inc. ......................................................... 49,247 5,226
Parker-Hannifin Corp. ................................................... 11,395 6,209
Paychex, Inc. .......................................................... 90,613 10,766
Quanta Services, Inc. .................................................... 24,466 6,326
Saia, Inc. (a) ........................................................... 13,963 5,541
Snap-on, Inc. .......................................................... 18,787 5,034
United Parcel Service, Inc. , Class B .......................................... 20,785 3,065
United Rentals, Inc. ..................................................... 10,009 6,686
170,779

Victory Portfolios III
Victory Growth & Income Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (22.5%):
Accenture PLC , Class A .................................................. 13,264 $ 3,991
Adobe, Inc. (a) ......................................................... 4,080 1,888
Advanced Micro Devices, Inc. (a) ............................................ 44,642 7,070
Akamai Technologies, Inc. (a) .............................................. 1,003 101
Amphenol Corp. , Class A ................................................. 5,382 650
Analog Devices, Inc. .................................................... 4,466 896
ANSYS, Inc. (a) ........................................................ 796 259
Apple, Inc. ........................................................... 408,685 69,611
Applied Materials, Inc. ................................................... 25,538 5,073
AppLovin Corp. , Class A (a) ............................................... 1,430 101
Arista Networks, Inc. (a) .................................................. 23,812 6,109
Atlassian Corp. , Class A (a) ................................................ 1,427 246
Autodesk, Inc. (a) ....................................................... 1,956 416
Bentley Systems, Inc. , Class B ............................................. 1,921 101
Broadcom, Inc. ........................................................ 19,093 24,826
Cadence Design Systems, Inc. (a) ............................................ 2,431 670
CDW Corp. ........................................................... 1,162 281
Cisco Systems, Inc. ..................................................... 342,540 16,093
Cloudflare, Inc. , Class A (a) ................................................ 2,620 229
Cognizant Technology Solutions Corp. , Class A ................................. 4,294 282
Corning, Inc. .......................................................... 7,073 236
Corpay, Inc. (a) ......................................................... 561 170
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,008 587
Datadog, Inc. , Class A (a) ................................................. 2,517 316
Dell Technologies, Inc. , Class C ............................................ 2,159 269
Dynatrace, Inc. (a) ...................................................... 2,520 114
Enphase Energy, Inc. (a) .................................................. 1,141 124
Entegris, Inc. .......................................................... 1,372 182
EPAM Systems, Inc. (a) ................................................... 517 122
Fair Isaac Corp. (a) ...................................................... 3,223 3,653
First Solar, Inc. (a) ...................................................... 919 162
Fortinet, Inc. (a) ........................................................ 5,771 365
Gartner, Inc. (a) ........................................................ 694 286
GLOBALFOUNDRIES, Inc. (a) ............................................ 718 35
GoDaddy, Inc. , Class A (a) ................................................. 1,285 157
Hewlett Packard Enterprise Co. ............................................. 184,541 3,137
HP, Inc. .............................................................. 269,687 7,576
HubSpot, Inc. (a) ....................................................... 445 269
Intel Corp. ............................................................ 38,422 1,171
International Business Machines Corp. ........................................ 38,419 6,385
Intuit, Inc. ............................................................ 15,874 9,931
Jabil, Inc. ............................................................ 1,130 133
Keysight Technologies, Inc. (a) ............................................. 1,589 235
KLA Corp. ........................................................... 3,078 2,122
Lam Research Corp. ..................................................... 8,598 7,690
Manhattan Associates, Inc. (a) .............................................. 557 115
Marvell Technology, Inc. ................................................. 7,718 509
Microchip Technology, Inc. ................................................ 4,853 446
Micron Technology, Inc. .................................................. 10,012 1,131
Microsoft Corp. ........................................................ 218,146 84,931
MicroStrategy, Inc. (a) (b) .................................................. 136 145
MongoDB, Inc. (a) ...................................................... 632 231
Monolithic Power Systems, Inc. ............................................ 7,452 4,988
Motorola Solutions, Inc. .................................................. 3,459 1,173
NetApp, Inc. .......................................................... 66,865 6,834
Nutanix, Inc. , Class A (a) .................................................. 2,218 135
NVIDIA Corp. ......................................................... 75,581 65,304
Okta, Inc. (a) .......................................................... 1,425 133
ON Semiconductor Corp. (a) ............................................... 3,832 269
Oracle Corp. .......................................................... 14,585 1,659
Palantir Technologies, Inc. , Class A (a) ........................................ 16,554 364
Palo Alto Networks, Inc. (a) ................................................ 19,508 5,675

Victory Portfolios III
Victory Growth & Income Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
PTC, Inc. (a) ........................................................... 1,002 $ 178
Pure Storage, Inc. , Class A (a) .............................................. 2,717 137
QUALCOMM, Inc. ..................................................... 115,492 19,154
Roper Technologies, Inc. .................................................. 977 500
Salesforce, Inc. ........................................................ 21,734 5,845
Samsara, Inc. , Class A (a) ................................................. 1,399 49
Seagate Technology Holdings PLC .......................................... 1,912 164
ServiceNow, Inc. (a) ..................................................... 8,935 6,195
Skyworks Solutions, Inc. ................................................. 67,899 7,237
Snowflake, Inc. , Class A (a) ................................................ 49,043 7,611
Super Micro Computer, Inc. (a) ............................................. 430 369
Synopsys, Inc. (a) ....................................................... 13,450 7,136
Teledyne Technologies, Inc. (a) ............................................. 393 150
Teradyne, Inc. ......................................................... 1,398 163
Texas Instruments, Inc. ................................................... 8,233 1,452
Trimble, Inc. (a) ........................................................ 2,243 135
Tyler Technologies, Inc. (a) ................................................ 385 178
VeriSign, Inc. (a) ........................................................ 917 155
Western Digital Corp. (a) .................................................. 2,942 208
Workday, Inc. , Class A (a) ................................................. 15,542 3,804
Zoom Video Communications, Inc. , Class A (a) .................................. 2,109 129
Zscaler, Inc. (a) ......................................................... 805 139
419,450
Materials (3.0%):
Celanese Corp. ......................................................... 14,074 2,162
CF Industries Holdings, Inc. ............................................... 119,076 9,403
Dow, Inc. ............................................................ 77,972 4,437
LyondellBasell Industries NV , Class A ........................................ 118,415 11,838
Nucor Corp. ........................................................... 30,721 5,177
Olin Corp. ............................................................ 38,442 2,010
Packaging Corp. of America ............................................... 47,995 8,302
Reliance, Inc. .......................................................... 5,066 1,442
Steel Dynamics, Inc. ..................................................... 13,845 1,802
The Mosaic Co. ........................................................ 200,310 6,288
Westlake Corp. ........................................................ 20,561 3,030
55,891
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc. ......................................... 28,991 3,359
AvalonBay Communities, Inc. .............................................. 20,340 3,856
Crown Castle, Inc. ...................................................... 36,644 3,437
CubeSmart ........................................................... 25,928 1,049
Extra Space Storage, Inc. ................................................. 17,680 2,374
Federal Realty Investment Trust ............................................ 11,555 1,204
Healthpeak Properties, Inc. ................................................ 278,824 5,189
Host Hotels & Resorts, Inc. ................................................ 112,978 2,132
Kilroy Realty Corp. ..................................................... 19,906 673
Kimco Realty Corp. ..................................................... 95,947 1,788
Lamar Advertising Co. , Class A ............................................. 6,596 764
NNN REIT, Inc. ........................................................ 41,043 1,663
Prologis, Inc. .......................................................... 21,080 2,151
Public Storage ......................................................... 6,230 1,616
Realty Income Corp. .................................................... 72,321 3,872
Regency Centers Corp. ................................................... 19,757 1,170
Simon Property Group, Inc. ............................................... 20,295 2,852
VICI Properties, Inc. .................................................... 199,105 5,684
44,833
Utilities (3.4%):
Ameren Corp. ......................................................... 6,956 514
American Electric Power Co., Inc. ........................................... 13,979 1,203
American Water Works Co., Inc. ............................................ 5,089 622
Atmos Energy Corp. ..................................................... 3,789 447

Victory Portfolios III
Victory Growth & Income Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
CenterPoint Energy, Inc. .................................................. 16,756 $ 488
CMS Energy Corp. ...................................................... 7,596 460
Consolidated Edison, Inc. ................................................. 8,756 826
Constellation Energy Corp. ................................................ 8,340 1,551
Dominion Energy, Inc. ................................................... 21,968 1,120
DTE Energy Co. ....................................................... 5,474 604
Duke Energy Corp. ...................................................... 74,080 7,279
Edison International ..................................................... 10,215 726
Entergy Corp. ......................................................... 30,140 3,215
Eversource Energy ...................................................... 9,243 560
Exelon Corp. .......................................................... 26,533 997
FirstEnergy Corp. ....................................................... 15,260 585
NextEra Energy, Inc. .................................................... 53,875 3,608
NiSource, Inc. ......................................................... 99,925 2,784
NRG Energy, Inc. ....................................................... 116,110 8,438
PG&E Corp. .......................................................... 52,781 903
PPL Corp. ............................................................ 19,123 525
Public Service Enterprise Group, Inc. ......................................... 13,242 915
Sempra .............................................................. 117,499 8,416
The AES Corp. ........................................................ 177,406 3,176
The Southern Co. ....................................................... 166,145 12,212
Vistra Corp. ........................................................... 9,306 706
WEC Energy Group, Inc. ................................................. 8,204 678
Xcel Energy, Inc. ....................................................... 14,736 792
64,350
Total Common Stocks (Cost $1,370,698)
a
a
a
1,851,859
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 466,683 466
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 466,683 467
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (c) ............... 466,683 467
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 466,683 467
Total Collateral for Securities Loaned (Cost $1,867)
a
a
a
1,867
Total Investments (Cost $1,372,565) — 99.3% 1,853,726
Other assets in excess of liabilities — 0.7% 13,106
NET ASSETS - 100.00% $ 1,866,832
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
April 30, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Growth &
Income Fund
Assets:
Investments, at value (Cost $1,372,565) $ 1,853,726 (a)
Cash 12,781
Receivables:
Interest and dividends 1,493
Capital shares issued 69
Investments sold 3,450
From Adviser 7
Other 351
Prepaid expenses 29
Total Assets 1,871,906
Liabilities:
Payables:
Collateral received on loaned securities 1,867
Investments purchased 1,472
Capital shares redeemed 304
Accrued expenses and other payables:
Investment advisory fees 997
Administration fees 234
Custodian fees 13
Transfer agent fees 109
Compliance fees 1
Trustees' fees 2
Other accrued expenses 75
Total Liabilities 5,074
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,181,731
Total accumulated earnings (loss) 685,101
Net Assets $ 1,866,832
Net Assets:
Fund Shares $ 1,862,561
Institutional Shares 4,271
Total $ 1,866,832
Shares (unlimited number of shares authorized with no par value):
Fund Shares 75,422
Institutional Shares 173
Total 75,595
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 24 .70
Institutional Shares 24 .74
(a) Includes $1,788 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Growth &
Income Fund
Investment Income:
Dividends $ 30,775
Interest 372
Securities lending (net of fees) 54
Foreign tax withholding 24
Total Income 31,225
Expenses:
Investment advisory fees 10,541
Administration fees — Fund Shares 2,629
Administration fees — Institutional Shares 4
Administration fees — Class A — (a) (b)
Sub-Administration fees 44
12b-1 fees — Class A 1 (b)
Custodian fees 76
Transfer agent fees — Fund Shares 1,249
Transfer agent fees — Institutional Shares 4
Transfer agent fees — Class A — (a) (b)
Trustees' fees 49
Compliance fees 16
Legal and audit fees 79
State registration and filing fees 57
Interfund lending fees — (a)
Other expenses 118
Total Expenses 14,867
Expenses waived/reimbursed by Adviser (32)
Net Expenses 14,835
Net Investment Income (Loss) 16,390
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 242,291
Net change in unrealized appreciation/depreciation on investment securities 122,038
Net realized/unrealized gains (losses) on investments 364,329
Change in net assets resulting from operations $ 380,719
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth & Income Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,390 $ 15,112 $ 15,736
Net realized gains (losses) 242,291 11,803 193,593
Net change in unrealized appreciation/depreciation 122,038 (321) (335,138)
Change in net assets resulting from operations 380,719 26,594 (125,809)
Distributions to Shareholders:
Fund Shares (17,103) (172,605) (218,056)
Institutional Shares (33) (521) (1,013)
Class A (2) (b) (90) (96)
Change in net assets resulting from distributions to shareholders (17,138) (173,216) (219,165)
Change in net assets resulting from capital transactions (118,005) 89,294 (124,503)
Change in net assets 245,576 (57,328) (469,477)
Net Assets:
Beginning of period 1,621,256 1,678,584 2,148,061
End of period $ 1,866,832 $ 1,621,256 $ 1,678,584
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth & Income Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 80,820 $ 47,510 $ 81,304
Distributions reinvested 16,779 169,739 214,656
Cost of shares redeemed (214,358) (127,317) (203,002)
Total Fund Shares $ (116,759) $ 89,932 $ 92,958
Institutional Shares
Proceeds from shares issued $ 3,352 $ 1,988 $ 4,436
Distributions reinvested 32 518 1,011
Cost of shares redeemed (3,797) (3,256) (223,014)
Total Institutional Shares $ (413) $ (750) $ (217,567)
Class A
Proceeds from shares issued $ 28 (b) $ 143 $ 157
Distributions reinvested 2 (b) 86 81
Cost of shares redeemed (863) (b) (117) (132)
Total Class A $ (833) $ 112 $ 106
Change in net assets resulting from capital transactions $ (118,005) $ 89,294 $ (124,503)
Share Transactions:
Fund Shares
Issued 3,583 2,366 3,313
Reinvested 727 8,745 8,617
Redeemed (9,517) (6,349) (8,279)
Total Fund Shares (5,207) 4,762 3,651
Institutional Shares
Issued 146 96 177
Reinvested 1 27 40
Redeemed (171) (161) (7,945)
Total Institutional Shares (24) (38) (7,728)
Class A
Issued 1 (b) 8 7
Reinvested — (b) (c) 4 3
Redeemed (40) (b) (6) (6)
Total Class A (39) 6 4
Change in Shares (5,270) 4,730 (4,073)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
Victory Growth & Income Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $20.05 $22.05 $26.78 $20.41 $23.70 $26.19
Investment Activities:
Net investment income (loss) 0.21(b) 0.19(b) 0.21(b) 0.15(b) 0.22(b) 0.25
Net realized and unrealized gains (losses) 4.66 0.12 (1.86) 6.40 1.45 (0.24)
Total from Investment Activities 4.87 0.31 (1.65) 6.55 1.67 0.01
Distributions to Shareholders from:
Net investment income (0.22) (0.16) (0.22) (0.18) (0.23) (0.24)
Net realized gains — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.22) (2.31) (3.08) (0.18) (4.96) (2.50)
Net Asset Value, End of Period $24.70 $20.05 $22.05 $26.78 $20.41 $23.70
Total Return(c)(d) 24.37% 1.84% (7.41)% 32.24% 7.81% 0.89%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.85% 0.82% 0.81% 0.81% 0.87% 0.88%
Net Investment Income (Loss)(e) 0.93% 1.27% 0.84% 0.63% 1.05% 1.04%
Gross Expenses(e)(h) 0.85% 0.82% 0.81% 0.81% 0.87% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $1,862,561 $1,616,531 $1,672,669 $1,934,246 $1,605,020 $1,673,033
Portfolio Turnover(c)(i) 75% 43% 71% 62% 74% 93%(j)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Growth & Income Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $20.10 $22.12 $26.75 $20.38 $23.68 $26.17
Investment Activities:
Net investment income (loss) 0.17(b) 0.31(b) 0.16(b) 0.15(b) 0.23(b) 0.26
Net realized and unrealized gains (losses) 4.67 0.12 (1.67) 6.40 1.44 (0.24)
Total from Investment Activities 4.84 0.43 (1.51) 6.55 1.67 0.02
Distributions to Shareholders from:
Net investment income (0.20) (0.30) (0.26) (0.18) (0.24) (0.25)
Net realized gains — (2.15) (2.86) — (4.73) (2.26)
Total Distributions (0.20) (2.45) (3.12) (0.18) (4.97) (2.51)
Net Asset Value, End of Period $24.74 $20.10 $22.12 $26.75 $20.38 $23.68
Total Return(c)(d) 24.17% 2.47% (6.77)% 32.32% 7.86% 0.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.01% 0.04% 0.72% 0.79% 0.83% 0.83%(i)
Net Investment Income (Loss)(e) 0.76% 2.07% 0.59% 0.65% 1.09% 1.09%
Gross Expenses(e)(h) 1.37% 0.44% 0.74% 0.79% 0.83% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $4,271 $3,958 $5,193 $213,041 $172,787 $165,137
Portfolio Turnover(c)(j) 75% 43% 71% 62% 74% 93%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of
Institutional Shares to 0.85% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
21
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered*
Victory Growth & Income Fund Growth & Income Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
22
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Level 1 Level 2 Level 3 Total
Growth & Income Fund
Common Stocks ............................................... $ 1,851,859 $ — $ — $ 1,851,859
Collateral for Securities Loaned ................................... 1,867 — — 1,867
Total ....................................................... $ 1,853,726 $ — $ — $ 1,853,726

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
23
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended April 30, 2024, the Fund recognized $39 thousand related to EU reclaims and $4 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the year ended April 30, 2024, the Fund did not enter in any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Growth & Income Fund ............................................ $ 1,788 $ — $ 1,867
Excluding U.S. Government
Securities
Purchases Sales
Growth & Income Fund ..................................................................... $ 1,312,832 $ 1,430,019

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
24
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth & Income Fund Fund Shares
Institutional
Shares Class A(a)
in thousands $ (3) $ 6 $ (—)( b )
as annual % rate (—)%(c) 0.17% (0.19)%
(a) For the period May 1, 2023 to March 28, 2024.
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 0.01%.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
25
to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the period May 1, 2023 to March 28,
2024, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2025.
In effect until August 31, 2024
Fund Shares
Institutional
Shares
Growth & Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88% 0.84%
Expires
2025*
Expires
2026
Expires
2027 Total
Growth & Income Fund ................................................ $ 13 $ 14 $ 13 $ 40
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth & Income Fund Fund Shares
Institutional
Shares Class A(a)
in thousands $ (3) $ 6 $ (—)( b )
as annual % rate (—)%(c) 0.17% (0.19)%
(a) For the period May 1, 2023 to March 28, 2024.
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 0.01%.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
26
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
27
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth & Income Fund ........................... Borrower $ — $ 1,088 5.86% $ 1,293
Total
Accumulated
Earnings
(Loss) Capital
Growth & Income Fund ...................................................................... $ (3,084) $ 3,084
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Growth & Income Fund ................................................................... $ 17,138 $ 17,138
Nine Months Ended April 30, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Growth & Income Fund ..................................................... $ 12,958 $ 160,258 $ 173,216
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Growth & Income Fund ..................................................... $ 68,278 $ 150,887 $ 219,165
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Growth & Income Fund ............................. $ 15,330 $ 191,175 $ 206,505 $ 478,596 $ 685,101

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
28
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Amount
Growth & Income Fund ................................................................................ $ (30,472)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Growth & Income Fund ............................... $ 1,375,130 $ 514,054 $ (35,458) $ 478,596

29
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Growth & Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Growth & Income Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through
April 30, 2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through
April 30, 2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
30
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
31
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
32
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Growth & Income Fund
Fund Shares ............................ $ 1,000.00 $ 1,215.90 $ 1,020.54 $ 4.79 $ 4.37 0.87%
Institutional Shares ....................... 1,000.00 1,214.20 1,019.00 6.50 5.92 1.18%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 92%.
For the year ended April 30, 2024, the Fund designated short-term capital gain distributions in the amount of $211 thousand.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $2,873 thousand.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Growth & Income Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
36
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and ten-year periods ended June 30, 2023, was below the average of its performance universe for the five-year period ended June 30, 2023, was above its Lipper index for the one-year period ended June
30, 2023, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed and/or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the
Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
37
(Unaudited)
Conclusion – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
39
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
40
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
41
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23431-0624

April 30, 2024
Annual Report
Victory Growth Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Supplemental Information (Unaudited)
Trustee and Officer Information
23
Proxy Voting and Portfolio Holdings Information
26
Expense Examples
26
Additional Federal Income Tax Information
27
Advisory Contract Approval
28
Liquidity Risk Management Program
31
Privacy Policy
32

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Growth Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Growth Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 31.96% and 31.96%, respectively. This compares to returns of 31.80% for the
Russell 1000® Growth Index (the “Index”) and 32.45% for the Lipper Large-Cap Growth Funds Index.
Victory Capital Management Inc. (“VCM”) is the Fund’s investment adviser. As the investment adviser, VCM employs dedicated resources to support the research, selection, and monitoring of the Fund’s subadviser. Loomis, Sayles & Company, L.P., is an external subadviser to the Fund, while RS Investments Growth is a VCM investment franchise that each manage portions of the
Fund. Primary responsibility for the day-to-day discretionary management of the Fund lies with the subadviser and the investment franchise.

4
Victory Growth Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund outperformed the Index as both stock selection and sector allocation contributed to performance versus the Index. Stock selection in information technology was a positive contributor while stock selection in industrials was a negative contributor. An overweight to communication services helped performance while an underweight to information technology hurt performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Growth Fund — Growth of $10,000
1
The unmanaged Russell 1000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index
companies with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of funds within the Lipper Large-Cap Growth Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 4/5/71 8/1/08
Net Asset
Value
Net Asset
Value
Russell 1000
®
Growth Index
1
Lipper Large-Cap
Growth Funds
Index
2
One Year 31.96% 31.96% 31.80% 32.45%
Five Year 12.41% 12.44% 16.46% 14.23%
Ten Year 13.18% 13.22% 15.48% 13.96%

6
Victory Portfolios III
Victory Growth Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term growth of capital.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
NVIDIA Corp.
8.7%
Microsoft Corp.
8.6%
Amazon.com, Inc.
5.6%
Meta Platforms, Inc., Class A
5.2%
Apple, Inc.
4.8%
Visa, Inc., Class A
4.5%
Alphabet, Inc., Class C
4.2%
Netflix, Inc.
3.2%
Tesla, Inc.
2.7%
The Boeing Co.
2.5%
Information Technology
37.8%
Communication Services
17.4%
Health Care
12.1%
Consumer Discretionary
11.7%
Financials
8.2%
Industrials
6.4%
Consumer Staples
4.2%
Energy
0.3%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Growth Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Communication Services (17.4%):
Alphabet, Inc. , Class A (a) ................................................. 320,380 $ 52,151
Alphabet, Inc. , Class C (a) ................................................. 596,869 98,269
Meta Platforms, Inc. , Class A .............................................. 286,469 123,230
Netflix, Inc. (a) ......................................................... 135,846 74,802
The Trade Desk, Inc. , Class A (a) ............................................ 259,158 21,471
The Walt Disney Co. .................................................... 363,327 40,366
410,289
Communications Equipment (0.6%):
Arista Networks, Inc. (a) .................................................. 53,792 13,801
Consumer Discretionary (11.7%):
Alibaba Group Holding Ltd. , ADR .......................................... 118,427 8,864
Amazon.com, Inc. (a) .................................................... 760,970 133,170
Chipotle Mexican Grill, Inc. (a) ............................................. 5,293 16,724
DraftKings, Inc. (a) ...................................................... 334,291 13,893
Ross Stores, Inc. ....................................................... 35,591 4,611
Starbucks Corp. ........................................................ 201,829 17,860
Tesla, Inc. (a) .......................................................... 345,047 63,240
Yum China Holdings, Inc. ................................................. 115,781 4,227
Yum! Brands, Inc. ...................................................... 98,951 13,977
276,566
Consumer Staples (4.2%):
Costco Wholesale Corp. .................................................. 25,159 18,188
Freshpet, Inc. (a) ........................................................ 91,470 9,702
Monster Beverage Corp. (a) ................................................ 596,054 31,859
PepsiCo, Inc. .......................................................... 68,526 12,054
Target Corp. .......................................................... 173,886 27,992
99,795
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 32,180 6,472
Financials (8.2%):
Block, Inc. (a) .......................................................... 181,768 13,269
FactSet Research Systems, Inc. ............................................. 37,673 15,706
MSCI, Inc. ........................................................... 12,632 5,884
PayPal Holdings, Inc. (a) .................................................. 164,847 11,196
SEI Investments Co. ..................................................... 214,605 14,153
The Progressive Corp. ................................................... 67,793 14,118
Tradeweb Markets, Inc. , Class A ............................................ 124,700 12,683
Visa, Inc. , Class A ...................................................... 392,508 105,432
192,441
Health Care (12.1%):
Dexcom, Inc. (a) ........................................................ 100,991 12,865
Eli Lilly & Co. ......................................................... 67,433 52,672
Illumina, Inc. (a) ........................................................ 106,245 13,074
Intuitive Surgical, Inc. (a) ................................................. 83,455 30,930
Novartis AG , ADR ...................................................... 142,992 13,889
Novo Nordisk A/S , ADR .................................................. 214,951 27,580
Regeneron Pharmaceuticals, Inc. (a) .......................................... 28,211 25,126
Roche Holding AG , ADR ................................................. 325,280 9,700
Thermo Fisher Scientific, Inc. .............................................. 32,865 18,691
UnitedHealth Group, Inc. ................................................. 33,527 16,217
Vertex Pharmaceuticals, Inc. (a) ............................................. 132,092 51,887
West Pharmaceutical Services, Inc. .......................................... 34,373 12,288
284,919
Industrials (6.4%):
Builders FirstSource, Inc. (a) ............................................... 33,767 6,173

Victory Portfolios III
Victory Growth Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Clean Harbors, Inc. (a) ................................................... 29,320 $ 5,555
Deere & Co. .......................................................... 17,631 6,901
Expeditors International of Washington, Inc. .................................... 142,981 15,915
HEICO Corp. , Class A ................................................... 78,933 13,091
Lincoln Electric Holdings, Inc. ............................................. 49,011 10,759
Quanta Services, Inc. .................................................... 60,802 15,721
Saia, Inc. (a) ........................................................... 34,579 13,722
The Boeing Co. (a) ...................................................... 349,117 58,596
United Rentals, Inc. ..................................................... 8,642 5,773
152,206
IT Services (1.6%):
Shopify, Inc. , Class A (a) .................................................. 301,343 21,154
Snowflake, Inc. , Class A (a) ................................................ 115,095 17,863
39,017
Semiconductors & Semiconductor Equipment (12.8%):
Advanced Micro Devices, Inc. (a) ............................................ 74,948 11,870
Applied Materials, Inc. ................................................... 46,762 9,289
Broadcom, Inc. ........................................................ 17,601 22,886
Lam Research Corp. ..................................................... 19,688 17,609
Monolithic Power Systems, Inc. ............................................ 17,594 11,776
NVIDIA Corp. ......................................................... 239,242 206,710
QUALCOMM, Inc. ..................................................... 138,410 22,956
303,096
Software (18.0%):
Autodesk, Inc. (a) ....................................................... 144,198 30,693
Fair Isaac Corp. (a) ...................................................... 7,448 8,441
Intuit, Inc. ............................................................ 33,667 21,063
Microsoft Corp. ........................................................ 519,128 202,112
Oracle Corp. .......................................................... 433,531 49,314
Palo Alto Networks, Inc. (a) ................................................ 41,484 12,067
Salesforce, Inc. ........................................................ 180,044 48,421
ServiceNow, Inc. (a) ..................................................... 21,527 14,925
Synopsys, Inc. (a) ....................................................... 29,919 15,875
Workday, Inc. , Class A (a) ................................................. 84,197 20,606
423,517
Technology Hardware, Storage & Peripherals (4.8%):
Apple, Inc. ........................................................... 661,093 112,604
Total Common Stocks (Cost $1,002,482)
a
a
a
2,314,723
Total Investments (Cost $1,002,482) — 98.1% 2,314,723
Other assets in excess of liabilities — 1.9% 44,089
NET ASSETS - 100.00% $ 2,358,812
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Statement of Assets and Liabilities
April 30, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Growth
Fund
Assets:
Investments, at value (Cost $1,002,482) $ 2,314,723
Cash 43,692
Receivables:
Interest and dividends 536
Capital shares issued 222
Investments sold 5,773
Prepaid expenses 37
Total Assets 2,364,983
Liabilities:
Payables:
Investments purchased 3,585
Capital shares redeemed 754
Accrued expenses and other payables:
Investment advisory fees 1,307
Administration fees 282
Custodian fees 17
Transfer agent fees 144
Compliance fees 2
Trustees' fees 2
Other accrued expenses 78
Total Liabilities 6,171
Commitments and contingencies (Note 5 )
Net Assets:
Capital 942,873
Total accumulated earnings (loss) 1,415,939
Net Assets $ 2,358,812
Net Assets:
Fund Shares $ 1,951,058
Institutional Shares 407,754
Total $ 2,358,812
Shares (unlimited number of shares authorized with no par value):
Fund Shares 57,219
Institutional Shares 11,987
Total 69,206
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 34.10
Institutional Shares 34.02
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Growth
Fund
Investment Income:
Dividends $ 10,765
Interest 1,317
Securities lending (net of fees) 14
Foreign tax withholding (127)
Total Income 11,969
Expenses:
Investment advisory fees 14,718
Administration fees — Fund Shares 2,746
Administration fees — Institutional Shares 434
Sub-Administration fees 36
Custodian fees 104
Transfer agent fees — Fund Shares 1,205
Transfer agent fees — Institutional Shares 455
Trustees' fees 50
Compliance fees 20
Legal and audit fees 70
State registration and filing fees 49
Interfund lending fees 5
Other expenses 151
Recoupment of prior expenses waived/reimbursed by Adviser 26
Total Expenses 20,069
Expenses waived/reimbursed by Adviser (19)
Net Expenses 20,050
Net Investment Income (Loss) (8,081)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 262,939
Net change in unrealized appreciation/depreciation on investment securities 363,365
Net realized/unrealized gains (losses) on investments 626,304
Change in net assets resulting from operations $ 618,223

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (8,081) $ (4,778) $ (13,472)
Net realized gains (losses) 262,939 96,014 148,621
Net change in unrealized appreciation/depreciation 363,365 (319) (932,308)
Change in net assets resulting from operations 618,223 90,917 (797,159)
Distributions to Shareholders:
Fund Shares (115,819) (90,169) (207,204)
Institutional Shares (26,689) (31,795) (139,551)
Change in net assets resulting from distributions to shareholders (142,508) (121,964) (346,755)
Change in net assets resulting from capital transactions (154,362) (737,723) 387,328
Change in net assets 321,353 (768,770) (756,586)
Net Assets:
Beginning of period 2,037,459 2,806,229 3,562,815
End of period $ 2,358,812 $ 2,037,459 $ 2,806,229
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 93,982 $ 44,091 $ 91,044
Distributions reinvested 114,021 88,787 204,327
Cost of shares redeemed (230,892) (141,936) (234,982)
Total Fund Shares $ (22,889) $ (9,058) $ 60,389
Institutional Shares
Proceeds from shares issued $ 33,276 $ 39,731 $ 509,954
Distributions reinvested 26,617 31,707 139,296
Cost of shares redeemed (191,366) (800,103) (322,311)
Total Institutional Shares $ (131,473) $ (728,665) $ 326,939
Change in net assets resulting from capital transactions $ (154,362) $ (737,723) $ 387,328
Share Transactions:
Fund Shares
Issued 2,959 1,718 2,757
Reinvested 3,631 3,642 5,764
Redeemed (7,241) (5,561) (7,091)
Total Fund Shares (651) (201) 1,430
Institutional Shares
Issued 1,073 1,666 14,873
Reinvested 850 1,304 3,940
Redeemed (6,047) (30,353) (9,492)
Total Institutional Shares (4,124) (27,383) 9,321
Change in Shares (4,775) (27,584) 10,751
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Growth Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $27.55 $27.66 $39.27 $30.85 $31.54 $32.15
Investment Activities:
Net investment income (loss) (0.11)(b) (0.06)(b) (0.14)(b) (0.13)(b) (0.05)(b) 0.12
Net realized and unrealized gains (losses) 8.75 1.55 (7.72) 10.03 6.18 2.80
Total from Investment Activities 8.64 1.49 (7.86) 9.90 6.13 2.92
Distributions to Shareholders from:
Net investment income — — — — (0.08) (0.09)
Net realized gains (2.09) (1.60) (3.75) (1.48) (6.74) (3.44)
Total Distributions (2.09) (1.60) (3.75) (1.48) (6.82) (3.53)
Net Asset Value, End of Period $34.10 $27.55 $27.66 $39.27 $30.85 $31.54
Total Return(c)(d) 31.96% 6.19% (22.11)% 32.87% 23.71% 10.90%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.89% 0.88% 0.84% 0.84% 0.91% 0.90%(i)
Net Investment Income (Loss)(e) (0.36)% (0.33)% (0.43)% (0.38)% (0.16)% 0.41%
Gross Expenses(e)(h) 0.89% 0.88% 0.84% 0.84% 0.91% 0.90%(i)
Supplemental Data:
Net Assets at end of period (000's) $1,951,058 $1,594,565 $1,606,239 $2,224,130 $1,841,547 $1,676,470
Portfolio Turnover(c)(j) 35% 33% 62% 40% 59% 70%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Growth Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $27.49 $27.59 $39.17 $30.77 $31.47 $32.08
Investment Activities:
Net investment income (loss) (0.11)(b) (0.05)(b) (0.13)(b) (0.13)(b) (0.04)(b) 0.15
Net realized and unrealized gains (losses) 8.73 1.55 (7.70) 10.01 6.16 2.78
Total from Investment Activities 8.62 1.50 (7.83) 9.88 6.12 2.93
Distributions to Shareholders from:
Net investment income — — — — (0.08) (0.10)
Net realized gains (2.09) (1.60) (3.75) (1.48) (6.74) (3.44)
Total Distributions (2.09) (1.60) (3.75) (1.48) (6.82) (3.54)
Net Asset Value, End of Period $34.02 $27.49 $27.59 $39.17 $30.77 $31.47
Total Return(c)(d) 32.00% 6.21% (22.09)% 32.89% 23.75% 10.94%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.88% 0.82% 0.83% 0.83% 0.87% 0.85%(i)
Net Investment Income (Loss)(e) (0.35)% (0.25)% (0.41)% (0.36)% (0.13)% 0.47%
Gross Expenses(e)(h) 0.89% 0.83% 0.83% 0.83% 0.87% 0.85%(i)
Supplemental Data:
Net Assets at end of period (000's) $407,754 $442,894 $1,199,990 $1,338,685 $1,175,311 $1,083,799
Portfolio Turnover(c)(j) 35% 33% 62% 40% 59% 70%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
15
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth Fund Growth Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
16
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of April 30, 2024, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Level 1 Level 2 Level 3 Total
Growth Fund
Common Stocks ............................................... $ 2,314,723 $ — $ — $ 2,314,723
Total ....................................................... $ 2,314,723 $ — $ — $ 2,314,723

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
17
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Growth Fund ............................................................................. $ 784,169 $ 1,114,362
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
18
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, there were no performance adjustments.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
19
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
In effect until August 31, 2024
Fund Shares Institutional Shares
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.92% 0.88%
Amount
Growth Fund ........................................................................................ $ 26
Expires
2026
Expires
2027 Total
Growth Fund .................................................................... $ 30 $ 19 $ 49
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, there were no performance adjustments.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
20
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth Fund ................................... Borrower $ — $ 5,214 5.87% $ 7,069

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
21
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and non-REIT return of capital adjustments.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Total
Accumulated
Earnings
(Loss) Capital
Growth Fund .............................................................................. $ (10,273) $ 10,273
Year Ended April 30, 2024
Distributions
Paid From:
Net Long-Term
Capital Gains
Total
Distributions
Paid
Growth Fund ........................................................................... $ 142,508 $ 142,508
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Net Long-Term
Capital Gains
Total
Distributions
Paid
Growth Fund ........................................................................... $ 121,964 $ 121,964
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Growth Fund ............................................................. $ 50,411 $ 296,344 $ 346,755
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Growth Fund ..................................... $ 28,931 $ 122,101 $ 151,032 $ 1,264,907 $ 1,415,939
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Growth Fund ....................................... $ 1,049,816 $ 1,350,489 $ (85,582) $ 1,264,907

22
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Growth Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
23
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
24
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
25
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
26
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Growth Fund
Fund Shares ............................ $ 1,000.00 $ 1,242.90 $ 1,020.49 $ 4.91 $ 4.42 0.88%
Institutional Shares ....................... 1,000.00 1,242.40 1,020.49 4.91 4.42 0.88%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
27
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended April 30, 2024, the Fund designated short-term capital gain distributions in the amount of $1,240 thousand.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $151,541 thousand.

Victory Portfolios III
28
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Growth Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Loomis,
Sayles & Company, LP (the “Subadviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and
Subadviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The
Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
29
(Unaudited)
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate - which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the
Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-year period ended June 30, 2023, and was below the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees also noted that the Adviser pays the Fund’s subadvisory fees. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the
Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board took into account management’s discussion of the current advisory fee structure. The
Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
30
(Unaudited)
Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s level of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2023, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund’s performance; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
33
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
34
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23419-0624

April 30, 2024
Annual Report
Victory High Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
21
Statement of Operations
22
Statements of Changes in Net Assets
23
Financial Highlights
25
Notes to Financial Statements 28
Report of Independent Registered Public Accounting Firm 38
Supplemental Information (Unaudited)
Trustee and Officer Information
39
Proxy Voting and Portfolio Holdings Information
42
Expense Examples
42
Additional Federal Income Tax Information
43
Advisory Contract Approval
44
Liquidity Risk Management Program
47
Privacy Policy
48

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory High Income Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle and raised the federal funds rate by an additional 50 basis points (a basis point is 1/100th of a percentage point). The Fed concluded April 30, 2024, with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Inflation as measured by the Consumer Price
Index, a widely recognized inflation yardstick, ended the reporting period at 3.5%, above the Fed’s 2% target (latest data as of
March 31, 2024). Throughout the period, a stronger than expected labor market coupled with inflation running at or above target levels, continued to exert pressure on the Fed to keep interest rates higher for longer.
While the treasury yield curve is normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common indicator of a potential recession is a negative spread
(i.e. inversion) between the 3-Month U.S. Treasury Bill and the 10-Year U.S. Treasury Bond. This means the market is expecting the Fed to begin cutting the federal funds rate as the economy is expected to slow and possibly slip into a recession. Rate volatility was a defining theme for markets throughout the reporting period and the U.S. Treasury yield curve’s inversion deepened following the first quarter of 2023 through the first half of the reporting period. Geopolitical strife in Europe and the Middle East, sticky inflation, and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of the reporting period, surprising economic resilience in the U.S. and heavy Treasury issuance moved
10-year rates back up and the inversion became less severe. Market sentiment that a ‘soft landing’ may be possible led financial markets to rally significantly through the end of 2023 and pushed 10-year rates back down. High yield credit spreads tightened as recession fears eased and yields dropped, most notably in lower quality high yield. Moving into 2024, expectations for rate cuts dimmed and inflation appeared stickier. With all eyes on a data-dependent Fed, market participants pushed the forecasts for the first rate cut further into 2024 which drove yields back up across the curve. Fixed income yields concluded the reporting period at historical highs in response to the uncertainty surrounding monetary policy. While the economy has seemingly avoided the recession many forecasted in the beginning of the reporting period, pressure on the Fed to balance its dual mandate while avoiding broader economic disruption remains.
High-yield bond defaults in the form of bankruptcies have been muted, but a rise in liability management exercises and haircuts taken to bond overall principal amounts has caused the default rate of U.S. speculative credit to rise, along with expectations for future liability management exercises to continue we expect the default rate to continue at elevated levels. According to Moody’s, the U.S. high-yield latest-12-month default rate was 5.76% in March 2024, up from 2.95% at the beginning of the reporting period.
How did the Victory High Income Fund (the “Fund”) perform during the reporting period?
The Fund has three share classes: Fund Shares, Institutional Shares, and Class R6. For the reporting period ended April 30, 2024, the Fund Shares, Institutional Shares, and Class R6 had total returns of 8.78%, 8.89%, and 8.90%, respectively. This compares to returns of 9.01% for the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the “Index”) and 8.74% for the Lipper High
Yield Bond Funds Index.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period and underperformed the Index. The offset of higher coupon income and tightening spreads by increasing Treasury rates drove the positive total return. The Fund’s holdings of floating rate senior secured bank loans and other floating rate debt aided performance during the rate-rising environment for the reporting period. Also, security selection added to performance. The Fund’s cash allocation hindered performance. The spread of the Fund’s results across sectors reflects the portfolio’s diversification. Within corporate bonds, the Fund benefited from security selection in leisure, cable & satellite, wirelines, independent energy producers, and technology. Other market segments weighed on relative performance. These included media & entertainment and retailers. Our allocation to other fixed income asset classes such as senior secured bank loans, commercial mortgage-backed securities, and collateralized loan obligations also aided performance.
We continued to adhere to our disciplined investment approach, which seeks to maintain an attractive yield with an acceptable level of risk.
In keeping with our investment process, we continued to build the portfolio bond by bond. We seek ideas where our fundamental understanding of the credit risk differs from that of the market, working with our team of analysts to evaluate each potential investment individually. During the reporting period, we continued to find what we believe are attractive opportunities to deploy capital as we sought to take advantage of relative value opportunities across the fixed income market. Over the course of the

4
Victory High Income Fund
Manager’s Commentary (continued)
(Unaudited)
reporting period, we looked to add to those names which we thought offered the opportunity to generate excess returns. Specifically, during the period we increased the quality of the Fund by moving up in quality in terms of creditworthiness in high BB and even in adding some Investment Grade names which traded at wide spreads. We also decreased our holdings in the lowest rated credits.
Our analysts continued to analyze and monitor every holding in the portfolio. We are committed to building a portfolio that we believe is diversified among multiple asset classes and across numerous issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any single issuer.
Thank you for allowing us to assist you with your investment needs.

5
Victory High Income Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory High Income Fund — Growth of $10,000
1
The unmanaged Bloomberg US High Yield 2% Issuer Capped Index seeks to measure fixed rate, non-investment grade debt securities that are dollar denominated and nonconvertible. The index limits the maximum exposure to any one issuer to 2%. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged  Lipper High Yield Bond Funds Index tracks the total return performance of the funds within the Lipper High Yield Funds category.
This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
Class R6
INCEPTION DATE 8/2/99 8/1/08 12/1/16
Net Asset
Value
Net Asset
Value
Net Asset
Value
Bloomberg US
High Yield 2%
Issuer Capped
Index
1
Lipper High Yield
Bond Funds
Index
2
One Year 8.78% 8.89% 8.90% 9.01% 8.74%
Five Year 2.80% 2.90% 3.10% 3.70% 3.49%
Ten Year 3.29% 3.39% N/A 4.28% 3.79%
Since Inception N/A N/A 4.03% N/A N/A

6
Victory Portfolios III
Victory High Income Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide an attractive total return primarily through high current income and secondarily through capital appreciation.
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Communication Services
16.6%
Consumer Discretionary
14.3%
Industrials
13.1%
Financials
9.2%
Information Technology
6.3%
Energy
4.9%
Materials
4.5%
Cash Flow CLO
3.2%
Health Care
3.0%
Consumer Staples
2.8%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory High Income Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (4.8%)
ABS Auto (2.2%):
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class D , 3 .04% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. $ 938 $ 926
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 2,000 2,006
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 3/15/26 @
100 (a) ........................................................... 375 376
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,966 1,946
Foursight Capital Automobile Receivables Trust , Series 2021-2 , Class E , 3 .35% , 10/15/27 ,
Callable 3/15/25 @ 100 (a) ............................................ 825 799
Hertz Vehicle Financing III LLC , Series 2023-3A , Class D , 9 .43% , 2/25/28 (a) ........... 3,000 2,995
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 7,000 6,877
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,070 1,041
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @
100 (a) ........................................................... 2,263 2,287
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-B , Class E , 8 .68% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 702 705
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 286 287
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
7/10/26 @ 100 (a) ................................................... 2,500 2,497
22,742
ABS Card (0.6%):
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 3,000 2,996
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 3,000 3,002
5,998
ABS Other (2.0%):
Conn's Receivables Funding LLC , Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24
@ 100 (a) ......................................................... 3,380 3,399
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/28 @ 100 (a) ....... 667 637
Frontier Issuer LLC , Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) ... 10,300 10,306
NP SPE II LLC , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 5/19/24 @ 100 (a) .... 1,619 1,537
Post Road Equipment Finance LLC , Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable
4/15/27 @ 100 (a) ................................................... 333 327
SCF Equipment Leasing LLC , Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/29 @
100 (a) ........................................................... 989 950
VB-S1 Issuer LLC - VBTEL , Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @
100 (a) ........................................................... 3,000 2,630
19,786
Total Asset-Backed Securities (Cost $48,234)
a
a
a
48,526
Collateralized Loan Obligations (3.2%)
Cash Flow CLO (3.2%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class D , 11 .47% ( TSFR3M + 615 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ......................................................... 9,500 9,692
Series 2023-IA , Class E , 13 .98% ( TSFR3M + 865 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ......................................................... 12,750 12,920
720 East CLO II Ltd. , Series 2023-2A , Class E , 13 .90% ( TSFR3M + 857 bps ) , 10/15/36 ,
Callable 10/15/25 @ 100 (a) (b) ......................................... 1,500 1,529
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class D , 11 .48% ( TSFR3M + 616 bps ) , 4/20/35 ,
Callable 7/20/24 @ 100 (a) (b) .......................................... 3,700 3,737
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class E , 13 .69% ( TSFR3M + 837 bps ) , 10/20/35 ,
Callable 10/20/24 @ 100 (a) (b) ......................................... 3,000 3,043

Victory Portfolios III
Victory High Income Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Oaktree CLO Ltd. , Series 2023-2A , Class E , 13 .97% ( TSFR3M + 865 bps ) , 7/20/36 , Callable
7/20/25 @ 100 (a) (b) ................................................. $ 1,500 $ 1,525
32,446
Total Collateralized Loan Obligations (Cost $31,433)
a
a
a
32,446
Collateralized Mortgage Obligations (0.8%)
Commercial MBS (0.8%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) .................. 3,000 2,699
BPR Trust , Series 2022-STAR , Class A , 8 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) ........ 2,536 2,542
BXP Trust , Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) ........................ 2,000 1,310
ONE Mortgage Trust , Series 2021-PARK , Class D , 6 .94% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b) 1,775 1,660
8,211
Private CMO Floating (0.0%):(d)
CHL Mortgage Pass-Through Trust , Series 2004-25 , Class 1A6 , 6 .39% ( TSFR1M + 107 bps ) ,
2/25/35 , Callable 5/25/24 @ 100 (b) ...................................... 430 122
Total Collateralized Mortgage Obligations (Cost $8,445)
a
a
a
8,333
Shares
Common Stocks (0.1%)
Communication Services (0.1%):
AT&T, Inc. ........................................................... 39,101 661
Energy (0.0%):(d)
GenOn Energy, Inc. (e) ................................................... 16,168 186
Sabine Oil & Gas Holdings, Inc. (e) (f) ........................................ 2,824 — (g)
186
Real Estate (0.0%):(d)
Crown Castle, Inc. ...................................................... 6,253 586
Total Common Stocks (Cost $3,900)
a
a
a
1,433
Preferred Stocks (1.0%)
Consumer Staples (0.4%):
CHS, Inc. , Series 1 , 7 .88% (h) .............................................. 87,180 2,325
CHS, Inc. , Series 2 , 9 .86% ( US0003M + 430 bps ) (b) (h) ............................. 76,204 1,981
4,306
Energy (0.6%):
NuStar Logistics LP , 12 .32% ( TSFR3M + 700 bps ) , 1/15/43 (b) ....................... 237,747 6,029
Real Estate (0.0%):(d)
Prologis, Inc. , Series Q , 8 .54% (h) ........................................... 5,310 287
Total Preferred Stocks (Cost $10,373)
a
a
a
10,622
Principal Amount
(000)
Senior Secured Loans (8.0%)
Communication Services (0.6%):
Directv Financing LLC 2024 REFINANCING TERM B LOAN, First Lien , 10 .58%
( SOFR01M + 525 bps ) , 8/2/29 (b) ......................................... 1,596 1,596
StubHub Holdco Sub LLC, Term B, First Lien , 10 .08% ( SOFR01M + 475 bps ) , 3/12/30 (b) ... 1,000 999
United Talent Agency LLC , 7/7/28 (c) (i) ....................................... 1,000 1,001
Windstream Services, LLC, Initial Term Loan, First Lien , 11 .58% ( SOFR01M + 625 bps ) ,
9/21/27 (b) ........................................................ 2,221 2,211
5,807

Victory Portfolios III
Victory High Income Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Consumer Discretionary (2.7%):
Alterra Mountain Company, Term Loan, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 5/31/30 (b) . $ 493 $ 495
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 9 .07% ( SOFR01M + 375 bps ) ,
1/29/29 (b) ........................................................ 1,459 1,462
Great Outdoors Group LLC, Term B1, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/6/28 (b) ... 477 477
Latam Airlines Group S.A. Initial Term Loan, First Lien , 14 .80% ( SOFR03M + 950 bps ) ,
10/12/27 (b) ....................................................... 2,963 3,051
LIFE TIME INC, Term Loan B, First Lien , 9 .31% ( SOFR03M + 400 bps ) , 1/15/26 (b) ....... 5,000 5,019
Ontario Gaming GTA, Limited PartnershipTerm B Loans, First Lien , 9 .56%
( SOFR03M + 425 bps ) , 7/20/30 (b) ........................................ 998 1,002
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56% ( SOFR03M + 325 bps ) ,
3/6/28 (b) ......................................................... 7,474 6,447
Polaris Newco LLC, Dollar Term Loan, First Lien , 9 .31% ( SOFR03M + 400 bps ) , 6/5/28 (b) .. 1,219 1,211
Staples, Inc., 2019 Refinancing New Term B-1 Loans, First Lien , 10 .33%
( SOFR01M + 500 bps ) , 4/13/26 (b) ........................................ 6,477 6,390
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) , 4/15/28 (b) . 1,975 1,837
Trident TPI Holdings, Inc.Tranche B-6 Initial Term Loans, First Lien , 9 .30%
( SOFR03M + 400 bps ) , 9/18/28 (b) ........................................ 496 497
27,888
Financials (2.1%):
Acrisure, LLC2023, Refinancing Term Loan, First Lien , 9 .83% ( SOFR01M + 450 bps ) ,
11/6/30 (b) ........................................................ 1,496 1,499
Amynta Agency Borrower Inc, Term Loan B, First Lien , 9 .55% ( SOFR03M + 425 bps ) ,
2/28/28 (b) ........................................................ 1,990 1,995
Arsenal AIC Parent LLC, Term B Loan, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 8/19/30 (b) . 996 1,003
CDK Global, Inc., 2023 Term Loans, First Lien , 9 .31% ( SOFR03M + 400 bps ) , 7/6/29 (b) .... 1,985 1,992
Hyperion Refinance Sarl, 2023 Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
4/18/30 (b) ........................................................ 2,985 2,996
LC Ahab US Bidco LLC, Term B, First Lien , 4/14/31 (c) (i) ......................... 500 499
Lealand Finance Co. BV, Make Whole Term Loan, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
6/30/27 (b) ........................................................ 39 19
Lealand Finance Co. BV, Take-Back Term Loan, First Lien , 6.33% (3.00% PIK) , 1 .10%
( SOFR01M + 100 bps ) , 12/31/27 (b) ....................................... 405 122
Moneygram International, Inc., Closing date terms, First Lien , 10 .84% ( SOFR03M + 550 bps ) ,
6/3/30 (b) ......................................................... 995 985
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien , 10 .06% ( SOFR03M + 475 bps ) ,
10/11/28 (b) ....................................................... 4,950 4,616
Nouryon USA LLC, Term B, First Lien , 9 .32% ( SOFR03M + 400 bps ) , 4/3/28 (b) .......... 993 994
OneDigital Borrower LLC, 2021 Term Loan, First Lien , 9 .58% ( SOFR01M + 425 bps ) ,
11/16/27 (b) ....................................................... 1,990 1,989
Truist Insurance Holdings, Inc., Term Loan, Second Lien , 3/8/32 (c) (i) ................. 1,000 1,008
Westjet Airlines Ltd., Initial Term Loan, First Lien , 9 .05% ( SOFR03M + 375 bps ) , 2/14/31 (b) . 1,000 1,001
20,718
Health Care (0.1%):
Bausch + Lomb Corporation, New Term Loans, First Lien , 9 .33% ( SOFR01M + 400 bps ) ,
9/29/28 (b) ........................................................ 1,493 1,495
Bausch Health Americas, Inc., Second Amendment Term Loan, First Lien , 10 .57%
( SOFR01M + 525 bps ) , 2/1/27 (b) ......................................... 1 1
1,496
Industrials (0.6%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 10 .07% ( SOFR03M + 475 bps ) ,
4/20/28 (b) ........................................................ 600 623
CCI Buyer, Inc.Initial Term Loans, First Lien , 9 .30% ( SOFR03M + 400 bps ) , 12/17/27 (b) .... 997 996
Graham Packaging Co., Inc., New Term Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) ,
8/4/27 (b) ......................................................... 1 1
Indy US Bidco LLC, Fifth Amendment Incremental Term Loans, First Lien , 11 .58%
( SOFR01M + 625 bps ) , 3/6/28 (b) ......................................... 2,978 2,965
Radar Bidco SARL, Facility B (USD) Loan, First Lien , 9 .56% ( SOFR03M + 425 bps ) ,
3/27/31 (b) ........................................................ 1,000 1,003
5,588

Victory Portfolios III
Victory High Income Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Information Technology (1.8%):
Blackhawk Network Holdings Inc., Term Loan, First Lien , 10 .33% ( SOFR01M + 500 bps ) ,
3/12/29 (b) ........................................................ $ 3,000 $ 3,008
Cloud Software Group, Inc., Third Amendment Term Loans, First Lien , 3/19/31 (c) (i) ...... 1,000 998
Dye & Durham Corporation, Term B Loans, First Lien , 9 .56% ( SOFR03M + 425 bps ) ,
4/14/31 (b) ........................................................ 2,000 1,994
Marcel Bidco LLC, TL, First Lien , 9 .81% ( SOFR Daily + 450 bps ) , 10/7/30 (b) ............ 998 1,002
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien , 10 .31% ( SOFR03M + 500 bps ) ,
4/11/29 (b) ........................................................ 2,970 2,785
Rocket Software, Inc., Term Loan, First Lien , 11/28/28 (i) .......................... 4,000 3,974
Roper Industrial Products Investment Company LLC, Tranche B Dollar Term Loan, First Lien ,
9 .30% ( SOFR03M + 400 bps ) , 11/22/29 (b) .................................. 2,965 2,987
TIBCO Software, Inc., Term A Loan, First Lien , 9 .81% ( SOFR03M + 450 bps ) , 9/29/28 (b) ... 1,464 1,463
Touchdown Acquirer Inc, Delayed Draw Term Loan, First Lien , 2/7/31 (i) (j) ............. 90 90
Touchdown Acquirer Inc, Initial Dollar Term Loan, First Lien , 9 .31% ( SOFR03M + 400 bps ) ,
2/21/31 (b) ........................................................ 410 411
18,712
Real Estate (0.1%):
Cushman & Wakefield U.S. Borrower, LLC Term Loan, First Lien , 9 .07%
( SOFR01M + 375 bps ) , 1/31/30 (b) ........................................ 998 1,000
Total Senior Secured Loans (Cost $80,137)
a
a
a
81,209
Corporate Bonds (52.1%)
Communication Services (13.5%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (a) ............................. 200 200
4 .25% , 2/15/29 , Callable 5/17/24 @ 102.13 ................................ 4,000 2,706
Cable One, Inc. , 4 .00% , 11/15/30 , Callable 11/15/25 @ 102 (a) (k) .................... 6,081 4,650
Cablevision Lightpath LLC , 5 .63% , 9/15/28 , Callable 5/17/24 @ 102.81 (a) ............. 2,797 2,259
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .75% , 3/1/30 , Callable 9/1/24 @ 102.38 (a) ................................ 3,500 2,911
4 .50% , 8/15/30 , Callable 2/15/25 @ 102.25 (a) .............................. 2,500 2,032
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) ................................ 5,000 3,760
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) .............................. 10,505 7,615
Clear Channel Outdoor Holdings, Inc.
9 .00% , 9/15/28 , Callable 9/15/25 @ 104.5 (a) ............................... 2,500 2,572
7 .50% , 6/1/29 , Callable 6/6/24 @ 103.75 (a) ................................ 1,000 805
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 1,000 979
Consolidated Communications, Inc. , 6 .50% , 10/1/28 , Callable 5/17/24 @ 104.88 (a) ....... 3,500 3,036
CSC Holdings LLC
7 .50% , 4/1/28 , Callable 5/17/24 @ 101.88 (a) ............................... 1,500 812
11 .25% , 5/15/28 , Callable 5/15/25 @ 105.63 (a) ............................. 4,500 3,981
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (a) ............................. 3,000 2,679
6 .50% , 2/1/29 , Callable 5/17/24 @ 103.25 (a) ............................... 2,000 1,497
5 .75% , 1/15/30 , Callable 1/15/25 @ 102.88 (a) .............................. 3,000 1,313
4 .13% , 12/1/30 , Callable 12/1/25 @ 102.06 (a) .............................. 3,000 1,914
5 .00% , 11/15/31 , Callable 11/15/26 @ 102.5 (a) (k) ........................... 2,500 1,064
Cumulus Media New Holdings, Inc. , 6 .75% , 7/1/26 , Callable 6/6/24 @ 101.69 (a) ......... 6,475 3,784
Directv Financing LLC , 8 .88% , 2/1/30 , Callable 2/1/26 @ 104.44 (a) .................. 2,000 1,944
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 5 .88% , 8/15/27 , Callable 6/6/24
@ 104.41 (a) ...................................................... 1,000 931
DISH DBS Corp.
7 .75% , 7/1/26 (k) ................................................... 3,000 1,887
5 .25% , 12/1/26 , Callable 6/1/26 @ 100 (a) (k) ............................... 2,500 1,968
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 5/15/25 @ 105.88 (a) ................ 9,250 9,329
Frontier Communications Holdings LLC
6 .75% , 5/1/29 , Callable 6/6/24 @ 103.38 (a) (k) .............................. 5,000 4,405
8 .63% , 3/15/31 , Callable 3/15/26 @ 104.31 (a) .............................. 4,000 4,040

Victory Portfolios III
Victory High Income Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Gray Television, Inc.
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) ............................ $ 5,500 $ 3,309
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 14,500 8,690
iHeartCommunications, Inc.
6 .38% , 5/1/26 , Callable 5/22/24 @ 100 ................................... 5,000 4,225
8 .38% , 5/1/27 , Callable 5/22/24 @ 100 (k) ................................. 4,000 2,123
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 6/6/24 @ 101.16 (a) ............. 2,000 1,851
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (a) ......................... 1,000 917
Nexstar Media, Inc. , 5 .63% , 7/15/27 , Callable 5/17/24 @ 102.81 (a) ................... 3,000 2,821
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 6/6/24 @ 101.94 (a) ............................... 1,500 1,108
5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (a) (k) ............................ 16,973 10,017
Scripps Escrow, Inc. , 5 .88% , 7/15/27 , Callable 6/6/24 @ 102.94 (a) ................... 1,325 1,046
Sinclair Television Group, Inc.
5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (a) ............................... 3,601 2,495
4 .13% , 12/1/30 , Callable 12/1/25 @ 102.06 (a) .............................. 2,000 1,375
Sirius XM Radio, Inc.
4 .13% , 7/1/30 , Callable 7/1/25 @ 102.06 (a) ................................ 1,000 850
3 .88% , 9/1/31 , Callable 9/1/26 @ 101.94 (a) ................................ 2,000 1,608
TEGNA, Inc. , 5 .00% , 9/15/29 , Callable 9/15/24 @ 102.5 .......................... 2,500 2,204
Townsquare Media, Inc. , 6 .88% , 2/1/26 , Callable 6/6/24 @ 101.72 (a) .................. 3,300 3,203
Uniti Group LP/Uniti Group Finance, Inc. / CSL Capital LLC , 6 .50% , 2/15/29 , Callable
5/17/24 @ 103.25 (a) ................................................ 1,000 803
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (a) .......... 2,000 1,917
Urban One, Inc. , 7 .38% , 2/1/28 , Callable 6/6/24 @ 103.69 (a) ....................... 3,616 2,934
Windstream Escrow LLC/Windstream Escrow Finance Corp. , 7 .75% , 8/15/28 , Callable 6/6/24
@ 103.88 (a) ...................................................... 4,000 3,855
Zayo Group Holdings, Inc.
4 .00% , 3/1/27 , Callable 6/6/24 @ 100 (a) (k) ................................ 5,000 3,983
6 .13% , 3/1/28 , Callable 6/6/24 @ 101.53 (a) ................................ 2,000 1,331
137,738
Consumer Discretionary (9.2%):
Asbury Automotive Group, Inc.
4 .75% , 3/1/30 , Callable 3/1/25 @ 102.38 .................................. 1,500 1,358
5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .............................. 3,000 2,666
Ashton Woods USA LLC/Ashton Woods Finance Co. , 4 .63% , 4/1/30 , Callable 4/1/25 @
102.31 (a) ......................................................... 3,000 2,679
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 6/6/24 @
102.69 (a) ......................................................... 2,000 1,786
Beazer Homes USA, Inc. , 7 .25% , 10/15/29 , Callable 10/15/24 @ 103.63 ............... 1,250 1,236
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 1,000 887
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 6/6/24 @ 102.38 (a) ...................... 2,015 1,834
Caesars Entertainment, Inc.
7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) ............................... 2,750 2,770
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 1,200 1,182
CEC Entertainment LLC , 6 .75% , 5/1/26 , Callable 6/6/24 @ 101.69 (a) ................. 866 853
Churchill Downs, Inc.
5 .75% , 4/1/30 , Callable 4/1/25 @ 102.88 (a) ................................ 3,000 2,861
6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (a) ................................ 2,500 2,481
Evergreen Acqco 1 LP/TVI, Inc. , 9 .75% , 4/26/28 , Callable 2/15/25 @ 104.88 (a) .......... 810 858
Everi Holdings, Inc. , 5 .00% , 7/15/29 , Callable 7/15/24 @ 102.5 (a) .................... 1,000 981
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
1/15/25 @ 103.38 (a) ................................................ 1,500 1,307
Ford Motor Co. , 4 .75% , 1/15/43 ............................................ 2,000 1,578
Graham Packaging Co., Inc. , 7 .13% , 8/15/28 , Callable 6/6/24 @ 103.56 (a) .............. 1,500 1,356
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (a) (k) ................... 1,500 1,492
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (a) ........... 2,000 1,751
LCM Investments Holdings II LLC , 8 .25% , 8/1/31 , Callable 8/1/26 @ 104.13 (a) ......... 1,000 1,040
LGI Homes, Inc. , 8 .75% , 12/15/28 , Callable 12/15/25 @ 104.38 (a) ................... 1,000 1,041
Light & Wonder International, Inc. , 7 .25% , 11/15/29 , Callable 11/15/24 @ 103.63 (a) ...... 2,000 2,021
Lindblad Expeditions Holdings, Inc. , 9 .00% , 5/15/28 , Callable 5/15/25 @ 104.5 (a) ........ 1,500 1,569

Victory Portfolios III
Victory High Income Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Lithia Motors, Inc.
3 .88% , 6/1/29 , Callable 6/6/24 @ 101.94 (a) (k) .............................. $ 8,739 $ 7,739
4 .38% , 1/15/31 , Callable 10/15/25 @ 102.19 (a) ............................. 2,000 1,750
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 5/22/24 @ 102.48 ........................ 3,000 2,841
Macy's Retail Holdings LLC , 5 .88% , 3/15/30 , Callable 3/15/25 @ 102.94 (a) (k) .......... 2,000 1,908
Newell Brands, Inc. , 6 .88% , 4/1/36 , Callable 10/1/35 @ 100 ........................ 1,500 1,313
NMG Holding Co., Inc./Neiman Marcus Group LLC , 7 .13% , 4/1/26 , Callable 6/6/24 @
101.78 (a) ......................................................... 1,500 1,490
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 ............................ 2,000 1,786
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 6/6/24 @ 103.88 (a) ...... 1,000 950
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 3,700 3,141
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (a) ................................................. 2,000 1,893
Sotheby's , 7 .38% , 10/15/27 , Callable 5/17/24 @ 101.84 (a) ......................... 9,598 8,953
Staples, Inc.
7 .50% , 4/15/26 , Callable 6/6/24 @ 100 (a) ................................. 3,000 2,881
10 .75% , 4/15/27 , Callable 6/6/24 @ 100 (a) ................................ 3,500 3,207
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 3,000 3,138
Taylor Morrison Communities, Inc. , 5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ......... 1,000 974
The Gap, Inc. , 3 .63% , 10/1/29 , Callable 10/1/24 @ 101.81 (a) ....................... 2,000 1,694
The Hertz Corp. , 5 .00% , 12/1/29 , Callable 12/1/24 @ 102.5 (a) (k) .................... 1,750 1,208
The Michaels Cos., Inc. , 5 .25% , 5/1/28 , Callable 5/17/24 @ 102.63 (a) ................. 1,500 1,270
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 1,415 1,417
VT Topco, Inc. , 8 .50% , 8/15/30 , Callable 8/15/26 @ 104.25 (a) ...................... 1,500 1,553
Wand NewCo. 3, Inc. , 7 .63% , 1/30/32 , Callable 1/30/27 @ 103.81 (a) .................. 300 306
Weekley Homes LLC/Weekley Finance Corp. , 4 .88% , 9/15/28 , Callable 6/6/24 @ 102.44 (a) . 2,085 1,907
WW International, Inc. , 4 .50% , 4/15/29 , Callable 6/6/24 @ 102.25 (a) ................. 3,500 1,460
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ............. 2,000 2,022
94,388
Consumer Staples (2.4%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/15/25 @ 103.25 (a) .............................. 3,500 3,496
4 .88% , 2/15/30 , Callable 2/15/25 @ 103.66 (a) .............................. 7,500 6,992
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 5/17/24 @ 102.06 (a) .............. 1,500 1,360
H-Food Holdings LLC/Hearthside Finance Co., Inc. , 8 .50% , 6/1/26 , Callable 5/17/24 @ 100 (a) 2,000 143
NBM US Holdings, Inc. , 6 .63% , 8/6/29 , Callable 8/6/24 @ 103.31 (a) .................. 3,000 2,935
Performance Food Group, Inc. , 4 .25% , 8/1/29 , Callable 8/1/24 @ 102.13 (a) ............. 3,500 3,137
Post Holdings, Inc.
4 .63% , 4/15/30 , Callable 4/15/25 @ 102.31 (a) .............................. 1,000 903
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 2,500 2,469
Triton Water Holdings, Inc. , 6 .25% , 4/1/29 , Callable 6/6/24 @ 103.13 (a) ............... 500 449
U.S. Foods, Inc. , 4 .75% , 2/15/29 , Callable 6/6/24 @ 102.38 (a) ...................... 3,000 2,800
24,684
Energy (2.8%):
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 2,500 2,300
Energy Transfer LP , 7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (h) ........... 1,000 959
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 2,500 2,504
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 6/6/24 @ 103.13 (a) ............................... 3,000 2,955
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) .............................. 1,000 968
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 6/6/24 @ 102.63 (a) ....................... 1,928 1,729
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 2,000 1,720
Prairie Acquiror LP , 9 .00% , 8/1/29 , Callable 2/1/26 @ 104.5 (a) ...................... 1,000 1,022
Sunoco LP , 7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ........................... 1,500 1,523
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6 .00% , 3/1/27 , Callable 6/6/24 @ 101.5 (a) ................................. 3,000 2,925
7 .38% , 2/15/29 , Callable 2/15/26 @ 103.69 (a) .............................. 1,000 1,002

Victory Portfolios III
Victory High Income Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Venture Global LNG, Inc.
8 .38% , 6/1/31 , Callable 6/1/26 @ 104.19 (a) ................................ $ 4,000 $ 4,106
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................................ 4,000 4,266
27,979
Financials (3.5%):
Acrisure LLC/Acrisure Finance, Inc. , 8 .25% , 2/1/29 , Callable 2/1/26 @ 104.13 (a) ......... 1,500 1,489
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 2,000 1,965
Aretec Group, Inc. , 10 .00% , 8/15/30 , Callable 10/15/26 @ 105 (a) .................... 3,000 3,259
AssuredPartners, Inc. , 7 .50% , 2/15/32 , Callable 2/15/27 @ 103.75 (a) .................. 1,500 1,461
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 2,000 1,816
Citizens Bank NA , 4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .......... 794 793
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .63% , 12/15/30 , Callable 6/15/26 @
103.31 (a) ......................................................... 3,000 2,979
Ford Motor Credit Co. LLC , 5 .11% , 5/3/29 , Callable 2/3/29 @ 100 ................... 5,500 5,240
HUB International Ltd. , 7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) ................ 1,000 994
LABL, Inc. , 10 .50% , 7/15/27 , Callable 5/17/24 @ 102.63 (a) ........................ 2,000 1,965
Lehman Brothers Holdings , 5 .75% , 4/25/11 , MTN ............................... 1,000 — (g)
Level 3 Financing, Inc. , 4 .25% , 7/1/28 , Callable 6/6/24 @ 102.13 (a) .................. 3,500 1,365
MetLife, Inc. , 10 .75% , 8/1/39 , Callable 8/1/34 @ 100 ............................. 1,000 1,322
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 3,500 3,477
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 2,000 2,126
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer , 4 .88% ,
5/15/29 , Callable 6/6/24 @ 102.44 (a) ..................................... 2,500 2,289
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 2,683 2,620
Starwood Property Trust, Inc.
4 .38% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 500 464
7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ................................. 500 494
36,118
Health Care (2.5%):
CHS/Community Health Systems, Inc.
8 .00% , 3/15/26 , Callable 6/6/24 @ 100 (a) ................................. 1,642 1,635
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (a) .............................. 3,000 2,457
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 500 512
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 3,000 2,727
Embecta Corp. , 6 .75% , 2/15/30 , Callable 2/15/27 @ 101.69 (a) ...................... 1,000 858
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 ................... 500 449
Global Medical Response, Inc. , 6 .50% , 10/1/25 , Callable 6/6/24 @ 100 (a) .............. 1,000 948
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 10/1/24 @ 101.94 (a) .................. 4,500 4,029
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (a) .. 750 745
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (a) ......................................................... 3,000 2,595
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 2/15/25 @ 102.69 (a) ............ 1,000 878
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 3,500 2,978
Tenet Healthcare Corp.
6 .13% , 10/1/28 , Callable 6/6/24 @ 103.06 (k) ............................... 2,000 1,977
6 .88% , 11/15/31 .................................................... 500 517
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 2,000 1,960
25,265
Industrials (9.1%):
American Airlines Pass Through Trust , 3 .70% , 10/15/25 ........................... 1,120 1,068
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (a) .............................. 500 502
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (a) ............................. 1,000 1,042
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 7,922 7,651
APX Group, Inc. , 5 .75% , 7/15/29 , Callable 7/15/24 @ 102.88 (a) ..................... 3,000 2,786
Brightline East LLC , 11 .00% , 1/31/30 , Callable 5/9/27 @ 105.5 (a) .................... 2,250 2,228
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 1,000 981
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 5/22/24 @ 102.06 (a) ............... 1,000 911
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (k) ......................... 4,000 3,859
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 500 498
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 2,000 1,987

Victory Portfolios III
Victory High Income Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Griffon Corp. , 5 .75% , 3/1/28 , Callable 6/6/24 @ 101.92 ........................... $ 1,500 $ 1,444
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 1,333 1,331
H&E Equipment Services, Inc. , 3 .88% , 12/15/28 , Callable 6/6/24 @ 101.94 (a) ........... 2,000 1,770
Howmet Aerospace, Inc. , 5 .95% , 2/1/37 ....................................... 1,000 999
JB Poindexter & Co., Inc. , 8 .75% , 12/15/31 , Callable 12/15/26 @ 104.38 (a) ............. 2,000 2,043
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (a) (k) .................. 3,000 2,966
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 2,779 2,796
Ritchie Bros Holdings, Inc. , 7 .75% , 3/15/31 , Callable 3/15/26 @ 103.88 (a) .............. 2,000 2,075
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 10/15/24 @ 102.19 (a) ...... 1,000 905
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 1,250 1,270
Spirit AeroSystems, Inc. , 9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) .............. 1,500 1,624
Spirit Airlines Pass Through Trust , 4 .10% , 4/1/28 ................................ 1,617 1,478
Standard Industries, Inc.
4 .38% , 7/15/30 , Callable 7/15/25 @ 102.19 (a) .............................. 3,000 2,658
3 .38% , 1/15/31 , Callable 7/15/25 @ 101.69 (a) .............................. 5,000 4,117
The ADT Security Corp. , 4 .88% , 7/15/32 (a) .................................... 2,500 2,228
The Boeing Co. , 6 .86% , 5/1/54 , Callable 11/1/53 @ 100 (a) ......................... 2,500 2,509
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 (a) .................. 500 505
TK Elevator US Newco, Inc. , 5 .25% , 7/15/27 , Callable 6/6/24 @ 102.63 (a) ............. 2,000 1,913
TransDigm, Inc.
5 .50% , 11/15/27 , Callable 6/6/24 @ 101.38 ................................ 2,000 1,943
6 .75% , 8/15/28 , Callable 2/15/25 @ 103.38 (a) .............................. 1,000 1,004
4 .88% , 5/1/29 , Callable 6/6/24 @ 102.44 .................................. 1,500 1,381
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 2,000 2,010
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 1,621 1,573
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 14 14
United Rentals North America, Inc.
4 .00% , 7/15/30 , Callable 7/15/25 @ 102 .................................. 1,500 1,335
6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) .............................. 4,000 3,906
Verde Purchaser LLC , 10 .50% , 11/30/30 , Callable 11/30/26 @ 105.25 (a) ............... 1,000 1,054
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) (k) .................................................... 9,000 8,047
Waste Pro USA, Inc. , 5 .50% , 2/15/26 , Callable 6/6/24 @ 100 (a) ..................... 2,000 1,956
Werner FinCo. LP/Werner FinCo., Inc. , 11 .50% , 6/15/28 , Callable 6/15/25 @ 108.63 (a) .... 3,000 3,312
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 2,000 2,087
XPO, Inc.
7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (a) ................................ 4,225 4,247
7 .13% , 2/1/32 , Callable 2/1/27 @ 103.56 (a) ................................ 1,250 1,258
93,271
Information Technology (3.9%):
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 2/15/25 @ 103.25 (a) (k) ............ 1,500 1,351
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 2,500 2,520
Central Parent, Inc./CDK Global, Inc. , 7 .25% , 6/15/29 , Callable 6/15/25 @ 103.63 (a) ...... 2,500 2,527
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (a) .............................. 1,000 948
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (a) ............................... 1,250 1,204
EquipmentShare.com, Inc.
9 .00% , 5/15/28 , Callable 5/15/25 @ 106.75 (a) .............................. 6,000 6,159
8 .63% , 5/15/32 , Callable 5/15/27 @ 104.31 (a) .............................. 500 509
Gen Digital, Inc. , 7 .13% , 9/30/30 , Callable 9/30/25 @ 103.56 (a) ..................... 500 506
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 6/6/24 @ 102.56 (a) ..................... 2,500 2,298
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (a) .............. 6,500 6,136
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 3,000 2,574
Rocket Software, Inc.
9 .00% , 11/28/28 , Callable 5/1/25 @ 103 (a) ................................ 2,000 2,007
6 .50% , 2/15/29 , Callable 6/6/24 @ 103.25 (a) ............................... 2,000 1,668
Sabre GLBL, Inc. , 11 .25% , 12/15/27 , Callable 6/15/25 @ 105.63 (a) ................... 2,000 1,868
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 1,000 1,002
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 3,000 2,341
Xerox Holdings Corp. , 8 .88% , 11/30/29 , Callable 11/30/26 @ 104.44 (a) ................ 2,000 1,907

Victory Portfolios III
Victory High Income Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 5/17/24 @
101.94 (a) ......................................................... $ 2,000 $ 1,767
39,292
Materials (2.8%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (a) ............... 3,000 3,024
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC , 4 .00% ,
9/1/29 , Callable 6/6/24 @ 102 (a) (k) ...................................... 1,000 825
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 6/6/24 @ 101.69 (a) ............. 2,000 1,760
Cleveland-Cliffs, Inc. , 7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (a) ................... 1,000 977
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (a) ...................... 4,000 4,159
LABL, Inc.
10 .42% , 10/30/28 , Callable 6/5/24 @ 100 ................................. 997 975
9 .50% , 11/1/28 , Callable 11/1/25 @ 104.75 (a) .............................. 750 750
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 6/6/24 @ 101.81 (a) ................. 1,000 895
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. , 4 .38% , 10/15/28 ,
Callable 10/15/24 @ 102.19 (a) ......................................... 2,000 1,844
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , 4 .00% , 10/15/27 ,
Callable 6/6/24 @ 102 (a) ............................................. 1,000 929
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,500 1,508
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 1,500 1,511
SCIH Salt Holdings, Inc. , 4 .88% , 5/1/28 , Callable 6/6/24 @ 102.44 (a) ................. 2,000 1,860
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 1,500 1,579
The Chemours Co.
5 .75% , 11/15/28 , Callable 5/17/24 @ 102.88 (a) ............................. 2,000 1,837
4 .63% , 11/15/29 , Callable 11/15/24 @ 102.31 (a) ............................ 3,000 2,572
Tronox, Inc. , 4 .63% , 3/15/29 , Callable 6/6/24 @ 102.31 (a) ......................... 1,100 982
United States Steel Corp. , 6 .88% , 3/1/29 , Callable 6/6/24 @ 103.44 ................... 903 904
28,891
Real Estate (1.6%):
Cushman & Wakefield US Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) ..... 2,000 2,078
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 6/6/24 @ 102.25 (a) ............................... 2,000 1,842
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (a) ................................ 1,000 980
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,053 1,069
Service Properties Trust
4 .38% , 2/15/30 , Callable 8/15/29 @ 100 .................................. 5,500 4,189
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 1,000 1,056
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 4,161 3,536
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 1,939 1,730
16,480
Utilities (0.8%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer , 6 .75% , 4/15/28 , Callable
4/15/25 @ 103.38 (a) ................................................ 1,000 999
Calpine Corp. , 4 .63% , 2/1/29 , Callable 6/6/24 @ 102.31 (a) ......................... 7,000 6,430
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 1,000 996
8,425
Total Corporate Bonds (Cost $558,824)
a
a
a
532,531
Yankee Dollars (16.7%)
Communication Services (2.4%):
Altice France SA
5 .50% , 1/15/28 , Callable 5/17/24 @ 101.38 (a) .............................. 7,500 5,059
6 .00% , 2/15/28 , Callable 6/6/24 @ 101.5 (a) ................................ 11,000 3,231
5 .50% , 10/15/29 , Callable 10/15/24 @ 102.75 (a) ............................ 7,500 4,911
LCPR Senior Secured Financing DAC , 5 .13% , 7/15/29 , Callable 7/15/24 @ 102.56 (a) ..... 2,000 1,669
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 3,000 2,738
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 7/15/25 @ 102.5 (a) ............... 3,500 2,865

Victory Portfolios III
Victory High Income Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Vmed O2 UK Financing I PLC
4 .25% , 1/31/31 , Callable 1/31/26 @ 102.13 (a) .............................. $ 3,000 $ 2,459
7 .75% , 4/15/32 , Callable 4/15/27 @ 103.88 (a) .............................. 2,000 1,970
24,902
Consumer Discretionary (2.4%):
Carnival Corp.
5 .75% , 3/1/27 , Callable 12/1/26 @ 100 (a) ................................. 3,000 2,925
6 .00% , 5/1/29 , Callable 11/1/24 @ 103 (a) ................................. 3,500 3,390
Empire Communities Corp. , 9 .75% , 5/1/29 , Callable 5/1/26 @ 104.88 (a) ............... 1,000 1,019
IHO Verwaltungs GmbH , 6 .38% , 5/15/29 , Callable 6/6/24 @ 103.19 (a) (l) .............. 1,024 1,009
International Game Technology PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ......... 2,000 1,997
Mattamy Group Corp. , 4 .63% , 3/1/30 , Callable 3/1/25 @ 102.31 (a) ................... 500 448
Melco Resorts Finance Ltd. , 5 .38% , 12/4/29 , Callable 12/4/24 @ 102.69 (a) ............. 1,000 891
NCL Corp. Ltd.
5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ............................... 12,000 11,753
7 .75% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 95 97
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) ................... 500 536
24,065
Energy (1.5%):
Baytex Energy Corp. , 7 .38% , 3/15/32 , Callable 3/15/27 @ 103.69 (a) .................. 1,000 1,012
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) ........... 1,000 1,035
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 6/6/24 @ 102.75 (a) .................. 2,000 1,961
Ithaca Energy North Sea PLC , 9 .00% , 7/15/26 , Callable 6/6/24 @ 104.5 (a) .............. 1,000 1,010
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 6/6/24 @ 101.41 (a) .......... 2,000 1,958
Petrobras Global Finance BV , 5 .50% , 6/10/51 , Callable 12/10/50 @ 100 ................ 2,000 1,541
Petroleos Mexicanos
6 .84% , 1/23/30 , Callable 10/23/29 @ 100 ................................. 3,000 2,601
6 .63% , 6/15/35 .................................................... 2,000 1,476
Tullow Oil PLC , 10 .25% , 5/15/26 , Callable 5/16/24 @ 102.56 ....................... 1,800 1,737
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 1,250 1,263
15,594
Financials (3.6%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 5/17/24 @ 101 (a) (k) ..................... 16,197 15,895
Altice Financing SA , 5 .00% , 1/15/28 , Callable 6/6/24 @ 101.25 (a) ................... 1,500 1,194
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 5,000 4,870
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (b) ................ 2,000 1,841
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) ..................... 2,863 2,305
GGAM Finance Ltd. , 6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (a) .................. 1,000 1,001
Howden UK Refinance PLC/Howden UK Refinance 2 PLC / Howden US Refinance LLC ,
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 500 493
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 3/15/26 @ 104.25 (a) .............................. 2,750 2,828
10 .50% , 12/15/30 , Callable 12/15/25 @ 105.25 (a) ........................... 1,000 1,059
Lehman Brothers Treasury Co. BV , MTN (h) (m) ................................. 1,447 — (g)
Macquarie Airfinance Holdings Ltd. , 8 .13% , 3/30/29 , Callable 9/30/25 @ 104.06 (a) ....... 500 524
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (b) ...... 5,000 4,839
36,849
Health Care (0.4%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 10/1/25 @ 104.19 (a) ................. 500 516
Bausch Health Cos., Inc. , 4 .88% , 6/1/28 , Callable 6/6/24 @ 102.44 (a) ................. 5,000 3,229
3,745
Industrials (3.4%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 4,158 4,057
ATS Corp. , 4 .13% , 12/15/28 , Callable 6/6/24 @ 102.06 (a) .......................... 1,000 900
Bombardier, Inc.
7 .50% , 2/1/29 , Callable 2/1/26 @ 103.75 (a) (k) .............................. 5,500 5,625
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ................................ 3,000 3,008

Victory Portfolios III
Victory High Income Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. , 5 .75% , 1/20/26 ,
Callable 5/17/24 @ 102.88 (a) .......................................... $ 9,234 $ 8,672
Latam Airlines Group SA
13 .38% , 10/15/27 , Callable 10/15/24 @ 110.03 (a) ........................... 3,000 3,338
13 .38% , 10/15/29 , Callable 10/15/25 @ 110.03 (a) ........................... 2,000 2,287
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 8/1/24 @ 102.75 (a) ......................... 1,500 1,285
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. , 8 .00% , 9/20/25 , Callable 5/17/24 @ 104 (a) 1,706 1,333
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (a) (k) .................................................... 5,000 3,876
34,381
Information Technology (0.6%):
Dye & Durham Ltd. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 (a) ................... 1,000 1,010
Iliad Holding SASU , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) ................... 1,000 1,007
Seagate HDD Cayman
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) .............................. 2,000 2,132
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 ................................ 2,090 2,342
6,491
Materials (1.7%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 300 304
Algoma Steel, Inc. , 9 .13% , 4/15/29 , Callable 4/15/26 @ 104.56 (a) .................... 1,500 1,488
ARD Finance SA , 6 .50% , 6/30/27 , Callable 6/6/24 @ 101.63 (a) (n) ................... 2,000 548
Eldorado Gold Corp. , 6 .25% , 9/1/29 , Callable 9/1/24 @ 103.13 (a) .................... 2,000 1,885
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 6/6/24 @ 102.5 (a) ................. 5,320 4,996
First Quantum Minerals Ltd. , 8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (a) .............. 1,000 967
Methanex Corp. , 5 .25% , 12/15/29 , Callable 9/15/29 @ 100 ......................... 2,431 2,306
Mineral Resources Ltd. , 9 .25% , 10/1/28 , Callable 10/1/25 @ 104.63 (a) ................ 2,000 2,099
NOVA Chemicals Corp. , 4 .25% , 5/15/29 , Callable 6/6/24 @ 102.13 (a) (k) ............... 2,215 1,866
Trivium Packaging Finance BV , 8 .50% , 8/15/27 , Callable 5/17/24 @ 102.13 (a) ........... 1,000 991
17,450
Real Estate (0.1%):
TK Elevator Holdco GmbH , 7 .63% , 7/15/28 , Callable 6/6/24 @ 103.81 (a) .............. 1,000 980
Sovereign Bond (0.1%):
Bahamas Government International Bond , 6 .00% , 11/21/28 , Callable 8/21/28 @ 100 (a) ..... 1,500 1,332
Utilities (0.5%):
NES Fircroft Bondco AS , 11 .75% , 9/29/26 , Callable 9/29/24 @ 105.88 (a) .............. 5,000 5,268
Total Yankee Dollars (Cost $175,281)
a
a
a
171,057
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bonds , 5 .00% , 5/15/37 ......................................... 5,000 5,178
Total U.S. Treasury Obligations (Cost $5,364)
a
a
a
5,178
Commercial Paper (12.9%)
Communication Services (1.0%):
Discovery Communications LLC , 5 .85% , 5/1/24 (a) (o) ............................ 10,100 10,098
Consumer Discretionary (0.9%):
AutoNation, Inc.
5 .95% , 5/8/24 (a) (o) ................................................. 7,441 7,431
5 .91% , 5/14/24 (a) (o) ................................................ 1,400 1,397
8,828
Consumer Staples (1.0%):
ConAgra Brands, Inc. , 5 .70% , 5/10/24 (a) (o) .................................... 10,000 9,984

Victory Portfolios III
Victory High Income Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Energy (2.9%):
Canadian Natural Resources Ltd. , 5 .90% , 5/24/24 (a) (o) ............................ $ 10,000 $ 9,963
Marathon Oil Corp.
5 .42% , 5/1/24 (a) (o) ................................................. 3,100 3,100
5 .43% , 5/3/24 (a) (o) ................................................. 6,900 6,897
Targa Resources Corp.
5 .80% , 5/1/24 (a) (o) ................................................. 2,100 2,100
6 .04% , 5/29/24 (a) (o) ................................................ 8,000 7,962
30,022
Financials (0.5%):
Ovintiv Canada ULC , 6 .07% , 5/20/24 (o) ...................................... 5,100 5,083
Industrials (1.2%):
Global Payments, Inc.
5 .97% , 5/1/24 (o) ................................................... 6,200 6,199
5 .99% , 5/6/24 (o) ................................................... 2,800 2,797
Stanley Black & Decker, Inc. , 5 .76% , 5/14/24 (a) (o) .............................. 3,500 3,492
12,488
Information Technology (2.5%):
Arrow Electronics, Inc. , 5 .72% , 5/1/24 (a) (o) .................................... 5,000 4,999
Flex Ltd. , 5 .98% , 5/9/24 (a) (o) .............................................. 10,000 9,985
Jabil, Inc.
5 .96% , 5/2/24 (a) (o) ................................................. 7,600 7,597
6 .07% , 5/13/24 (a) (o) ................................................ 2,500 2,495
25,076
Materials (1.9%):
FMC Corp.
6 .13% , 5/17/24 (a) (o) ................................................ 4,700 4,687
6 .08% , 5/22/24 (a) (o) ................................................ 5,300 5,280
International Flavors Fragnance , 5 .49% , 5/15/24 (a) (o) ............................. 10,000 9,977
19,944
Utilities (1.0%):
Guadalupe Valley Electric Cooperative, Inc.
6 .08% , 5/2/24 (a) (o) ................................................. 2,250 2,249
6 .07% , 5/8/24 (a) (o) ................................................. 4,000 3,995
6 .07% , 5/15/24 (a) (o) ................................................ 2,750 2,743
6 .08% , 5/22/24 (a) (o) ................................................ 1,000 996
9,983
Total Commercial Paper (Cost $131,522)
a
a
a
131,506
Shares
Exchange-Traded Funds (0.5%)
iShares BB Rated Corporate Bond ETF ....................................... 10,000 455
iShares iBoxx $ High Yield Corporate Bond ETF (k) .............................. 599 46
SPDR Bloomberg High Yield Bond ETF (k) .................................... 40,315 3,766
SPDR Portfolio High Yield Bond ETF ........................................ 20,000 461
Total Exchange-Traded Funds (Cost $4,654)
a
a
a
4,728
Collateral for Securities Loaned (3.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (p) ........ 8,953,428 8,953
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (p) ............ 8,953,428 8,953
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (p) ............... 8,953,428 8,954

Victory Portfolios III
Victory High Income Fund
19
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (p) . 8,953,428 $ 8,954
Total Collateral for Securities Loaned (Cost $35,814)
a
a
a
35,814
Total Investments (Cost $1,093,981) — 104.1% 1,063,383
Liabilities in excess of other assets — (4.1)% (41,639)
NET ASSETS - 100.00% $ 1,021,744
At April 30, 2024, the Fund's investments in foreign securities were 22.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was
$824,282 (thousands) and amounted to 80.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2024.
(d) Amount represents less than 0.05% of net assets.
(e) Non-income producing security.
(f) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(g) Rounds to less than $1 thousand.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(j) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At April 30, 2024, the Fund held unfunded or partially unfunded loan commitments of $90 (thousand), which included a less than $1 thousand unrealized gain.
(k) All or a portion of this security is on loan.
(l) Up to 7.13% of the coupon may be PIK.
(m) Zero-coupon bond.
(n) Up to 7.25% of the coupon may be PIK.
(o) Rate represents the effective yield at April 30, 2024.
(p) Rate disclosed is the daily yield on April 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of April 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of April 30, 2024.
ULC
—
Unlimited Liability Co.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2024.

Victory Portfolios III
Victory High Income Fund
20
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
30-Year U.S. Treasury Note Futures ...... 100 6/18/24 $ 11,655,726 $ 11,381,250 $ (274,476)
Total unrealized appreciation $ —
Total unrealized depreciation (274,476)
Total net unrealized appreciation (depreciation) $ (274,476)

Statement of Assets and Liabilities
April 30, 2024
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory High
Income Fund
Assets:
Investments, at value (Cost $1,093,981) $ 1,063,383 (a)
Cash 1,787
Deposit with broker for futures contracts 462
Receivables:
Interest and dividends 14,314
Capital shares issued 146
Investments sold 13,060
From Adviser 2
Prepaid expenses 27
Total Assets 1,093,181
Liabilities:
Payables:
Collateral received on loaned securities 35,814
Investments purchased 34,452
Capital shares redeemed 418
Variation margin on open futures contracts 64
Accrued expenses and other payables:
Investment advisory fees 383
Administration fees 115
Custodian fees 28
Transfer agent fees 104
Compliance fees 1
Trustees' fees 2
Other accrued expenses 56
Total Liabilities 71,437
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,304,033
Total accumulated earnings (loss) (282,289)
Net Assets $ 1,021,744
Net Assets:
Fund Shares $ 742,382
Institutional Shares 278,069
Class R6 1,293
Total $ 1,021,744
Shares (unlimited number of shares authorized with no par value):
Fund Shares 109,789
Institutional Shares 41,183
Class R6 191
Total 151,163
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 6 .76
Institutional Shares 6 .75
Class R6 6 .76
(a) Includes $34,201 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
22
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory High
Income Fund
Investment Income:
Dividends $ 2,041
Interest 84,169
Securities lending (net of fees) 552
Total Income 86,762
Expenses:
Investment advisory fees 4,907
Administration fees — Fund Shares 1,118
Administration fees — Institutional Shares 275
Administration fees — Class A 3 (a)
Administration fees — Class R6 — (b)
Sub-Administration fees 25
12b-1 fees — Class A 5 (a)
Custodian fees 164
Transfer agent fees — Fund Shares 967
Transfer agent fees — Institutional Shares 289
Transfer agent fees — Class A 2 (a)
Transfer agent fees — Class R6 — (b)
Trustees' fees 49
Compliance fees 9
Legal and audit fees 82
State registration and filing fees 62
Interfund lending fees — (b)
Other expenses 109
Recoupment of prior expenses waived/reimbursed by Adviser 26
Total Expenses 8,092
Expenses waived/reimbursed by Adviser (96)
Net Expenses 7,996
Net Investment Income (Loss) 78,766
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (27,884)
Net change in unrealized appreciation/depreciation on investment securities 36,269
Net change in unrealized appreciation/depreciation on futures contracts (274)
Net realized/unrealized gains (losses) on investments 8,111
Change in net assets resulting from operations $ 86,877
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).
(b) Rounds to less than $1 thousand.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 78,766 $ 49,923 $ 63,520
Net realized gains (losses) (27,884) (43,918) 34,234
Net change in unrealized appreciation/depreciation 35,995 12,407 (198,527)
Change in net assets resulting from operations 86,877 18,412 (100,773)
Distributions to Shareholders:
Fund Shares (57,006) (36,709) (44,394)
Institutional Shares (21,303) (13,212) (20,502)
Class A (146) (b) (103) (118)
Class R6 (77) (38) (26)
Change in net assets resulting from distributions to shareholders (78,532) (50,062) (65,040)
Change in net assets resulting from capital transactions (1,946) (56,164) (498,274)
Change in net assets 6,399 (87,814) (664,087)
Net Assets:
Beginning of period 1,015,345 1,103,159 1,767,246
End of period $ 1,021,744 $ 1,015,345 $ 1,103,159
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

24
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 57,817 $ 45,867 $ 64,024
Distributions reinvested 52,080 33,764 41,155
Cost of shares redeemed (121,334) (91,030) (168,670)
Total Fund Shares $ (11,437) $ (11,399) $ (63,491)
Institutional Shares
Proceeds from shares issued $ 8,943 $ 3,736 $ 22,776
Distributions reinvested 21,280 13,193 20,474
Cost of shares redeemed (19,058) (61,707) (478,339)
Total Institutional Shares $ 11,165 $ (44,778) $ (435,089)
Class A
Proceeds from shares issued $ 246 (b) $ 10 $ 122
Distributions reinvested 141 (b) 92 101
Cost of shares redeemed (2,580) (b) (114) (264)
Total Class A $ (2,193) $ (12) $ (41)
Class R6
Proceeds from shares issued $ 966 $ 269 $ 850
Distributions reinvested 77 38 26
Cost of shares redeemed (524) (282) (529)
Total Class R6 $ 519 $ 25 $ 347
Change in net assets resulting from capital transactions $ (1,946) $ (56,164) $ (498,274)
Share Transactions:
Fund Shares
Issued 8,556 6,880 8,498
Reinvested 7,734 5,072 5,550
Redeemed (17,972) (13,647) (22,457)
Total Fund Shares (1,682) (1,695) (8,409)
Institutional Shares
Issued 1,321 559 3,067
Reinvested 3,164 1,983 2,747
Redeemed (2,815) (9,081) (61,041)
Total Institutional Shares 1,670 (6,539) (55,227)
Class A
Issued 36 (b) 1 16
Reinvested 21 (b) 14 14
Redeemed (377) (b) (16) (35)
Total Class A (320) (1) (5)
Class R6
Issued 142 40 122
Reinvested 11 6 4
Redeemed (77) (41) (74)
Total Class R6 76 5 52
Change in Shares (256) (8,230) (63,589)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
25
See notes to financial statements.
SOC
Victory High Income Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.71 $6.91 $7.92 $7.44 $7.91 $8.01
Investment Activities:
Net investment income (loss) 0.52(b) 0.33(b) 0.37(b) 0.39(b) 0.44(b) 0.47
Net realized and unrealized gains (losses) 0.05 (0.20) (1.00) 0.47 (0.47) (0.10)
Total from Investment Activities 0.57 0.13 (0.63) 0.86 (0.03) 0.37
Distributions to Shareholders from:
Net investment income (0.52) (0.33) (0.38) (0.38) (0.44) (0.47)
Total Distributions (0.52) (0.33) (0.38) (0.38) (0.44) (0.47)
Redemption Fees Added to Beneficial Interests — — — — — —(c)
Net Asset Value, End of Period $6.76 $6.71 $6.91 $7.92 $7.44 $7.91
Total Return(d)(e) 8.78% 2.00% (8.17)% 11.84% (0.27)% 4.85%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.81% 0.78% 0.75% 0.75% 0.81% 0.85%
Net Investment Income (Loss)(f) 7.69% 6.53% 4.93% 5.01% 5.82% 5.93%
Gross Expenses(f)(i) 0.81% 0.79% 0.75% 0.75% 0.81% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $742,382 $747,751 $782,254 $962,971 $1,027,510 $1,212,711
Portfolio Turnover(d)(j) 58% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory High Income Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.70 $6.90 $7.91 $7.43 $7.90 $8.00
Investment Activities:
Net investment income (loss) 0.52(b) 0.33(b) 0.38(b) 0.39(b) 0.44(b) 0.47
Net realized and unrealized gains (losses) 0.05 (0.19) (1.00) 0.48 (0.47) (0.09)
Total from Investment Activities 0.57 0.14 (0.62) 0.87 (0.03) 0.38
Distributions to Shareholders from:
Net investment income (0.52) (0.34) (0.39) (0.39) (0.44) (0.48)
Total Distributions (0.52) (0.34) (0.39) (0.39) (0.44) (0.48)
Redemption Fees Added to Beneficial Interests — — — — — —(c)
Net Asset Value, End of Period $6.75 $6.70 $6.90 $7.91 $7.43 $7.90
Total Return(d)(e) 8.89% 2.11% (8.08)% 11.93% (0.19)% 4.94%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.72% 0.64% 0.64% 0.67% 0.72% 0.78%
Net Investment Income (Loss)(f) 7.78% 6.65% 5.00% 5.08% 5.91% 6.00%
Gross Expenses(f)(i) 0.73% 0.66% 0.65% 0.68% 0.73% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $278,069 $264,669 $317,913 $801,226 $798,688 $913,599
Portfolio Turnover(d)(j) 58% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Fund
Class R6
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $6.71 $6.91 $7.92 $7.43 $7.90 $8.01
Investment Activities:
Net investment income (loss) 0.53(b) 0.34(b) 0.41(b) 0.40(b) 0.45(b) 0.48
Net realized and unrealized gains (losses) 0.05 (0.20) (1.00) 0.49 (0.47) (0.10)
Total from Investment Activities 0.58 0.14 (0.59) 0.89 (0.02) 0.38
Distributions to Shareholders from:
Net investment income (0.53) (0.34) (0.42) (0.40) (0.45) (0.49)
Total Distributions (0.53) (0.34) (0.42) (0.40) (0.45) (0.49)
Net Asset Value, End of Period $6.76 $6.71 $6.91 $7.92 $7.43 $7.90
Total Return(c)(d) 8.90% 2.19% (7.65)% 12.25% (0.12)% 4.95%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.68% 0.56% 0.22% 0.58% 0.64% 0.65%
Net Investment Income (Loss)(e) 7.85% 6.75% 5.51% 5.25% 5.98% 6.13%
Gross Expenses(e)(h) 2.17% 3.06% 4.07% 0.92% 0.82% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $1,293 $774 $763 $463 $5,323 $5,214
Portfolio Turnover(c)(i) 58% 60% 35% 30% 48% 31%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
28
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered*
Victory High Income Fund High Income Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
29
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
High Income Fund
Asset-Backed Securities ......................................... $ — $ 48,526 $ — $ 48,526
Collateralized Loan Obligations ................................... — 32,446 — 32,446
Collateralized Mortgage Obligations ................................ — 8,333 — 8,333
Common Stocks ............................................... 1,247 186 —(a) 1,433
Preferred Stocks ............................................... 10,622 — — 10,622
Senior Secured Loans ........................................... — 81,209 — 81,209
Corporate Bonds .............................................. — 532,531 — 532,531
Yankee Dollars ............................................... — 171,057 — 171,057
U.S. Treasury Obligations ........................................ — 5,178 — 5,178
Commercial Paper ............................................. — 131,506 — 131,506
Exchange-Traded Funds ......................................... 4,728 — — 4,728
Collateral for Securities Loaned ................................... 35,814 — — 35,814
Total ....................................................... $ 52,411 $ 1,010,972 $ —(a) $ 1,063,383
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (274) — — (274)
Total ....................................................... $ (274) $ — $ — $ (274)
(a) Rounds to less than $1 thousand.
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
30
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund invests in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended April 30, 2024, the Fund entered into futures contracts primarily for the strategy of duration management.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
31
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
April 30, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Interest Rate Risk Exposure: (274,000)
High Income Fund ................................................................................... $ 274
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (274,000)
High Income Fund ................................................................................. $ (274)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
High Income Fund ................................................ $ 34,201 $ — $ 35,814

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
32
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
High Income Fund ............................................... $ 527,831 $ 610,501 $ 5,367 $ —
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
33
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the largest funds within the Lipper High Yield Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
High Income Fund Fund Shares
Institutional
Shares Class A(a) Class R6
in thousands $ (168) $ (41) $ (1) $ —( b )
as annual % rate (0.02)% (0.01)% (0.04)% 0.03%
(a) For the period May 1, 2023 to March 28, 2024.
(b) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
34
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the period May 1, 2023 to March 28,
2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
In effect until August 31, 2024
Fund Shares Institutional Shares Class R6
High Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.73% 0.65%
Amount
High Income Fund .................................................................................... $ 26
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
High Income Fund ........................................ $ 27 $ 78 $ 83 $ 76 $ 264

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
35
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
High-Yield/Junk Bond Risk - Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
36
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Income Fund ............................... Borrower $ — $ 801 5.61% $ 860
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
High Income Fund ....................................................................... $ 78,532 $ 78,532
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
High Income Fund ....................................................................... $ 50,062 $ 50,062
Year Ended July 31, 2022
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
High Income Fund ....................................................................... $ 65,040 $ 65,040

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
37
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, as of trade activity, REIT adjustments, and derivatives.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Undistributed
Ordinary
Income
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
High Income Fund ...................... $ 2,910 $ 39 $ 2,949 $ (253,273) $ (31,965) $ (282,289)
Short-Term
Amount
Long-Term
Amount Total
High Income Fund ..................................................... $ (32,515) $ (220,758) $ (253,273)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
High Income Fund ................................... $ 1,095,348 $ 20,201 $ (52,166) $ (31,965)

38
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory High Income Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
39
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
40
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
41
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
42
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
High Income Fund
Fund Shares ............................ $ 1,000.00 $ 1,082.70 $ 1,020.84 $ 4.19 $ 4.07 0.81%
Institutional Shares ....................... 1,000.00 1,083.30 1,021.33 3.68 3.57 0.71%
Class R6 .............................. 1,000.00 1,083.30 1,021.53 3.47 3.37 0.67%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
43
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
44
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory High Income Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
45
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one- and three-year periods ended June 30, 2023, was below the average of its performance universe for the five- and ten-year periods ended June 30, 2023, was above its Lipper index for the one-year period ended
June 30, 2023, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
46
(Unaudited)
with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
47
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
48
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
49
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
50
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40052-0624

April 30, 2024
Annual Report
Victory Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
29
Statement of Operations
30
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 46
Supplemental Information (Unaudited)
Trustee and Officer Information
47
Proxy Voting and Portfolio Holdings Information
50
Expense Examples
50
Additional Federal Income Tax Information
51
Advisory Contract Approval
52
Liquidity Risk Management Program
55
Privacy Policy
56

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Income Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle and raised the federal funds rate by an additional 50 basis points (a basis point is 1/100th of a percentage point). The Fed concluded April 30, 2024, with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Inflation as measured by the Consumer Price
Index, a widely recognized inflation yardstick, ended the reporting period at 3.5%, above the Fed’s 2% target (latest data as of
March 31, 2024). Throughout the period, a stronger than expected labor market coupled with inflation running at or above target levels, continued to exert pressure on the Fed to keep interest rates higher for longer.
While the treasury yield curve is normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common indicator of a potential recession is a negative spread
(i.e. inversion) between the 3-Month U.S. Treasury Bill and the 10-Year U.S. Treasury Bond. This means the market is expecting the Fed to begin cutting the federal funds rate as the economy is expected to slow and possibly slip into a recession. Rate volatility was a defining theme for markets throughout the reporting period and the U.S. Treasury yield curve’s inversion deepened following the first quarter of 2023 through the first half of the reporting period. Geopolitical strife in Europe and the Middle East, sticky inflation, and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of the reporting period, surprising economic resilience in the U.S. and heavy Treasury issuance moved
10-year rates back up and the inversion became less severe. Market sentiment that a ‘soft landing’ may be possible led financial markets to rally significantly through the end of 2023 and pushed 10-year rates back down. Credit spreads tightened as recession fears eased and yields dropped, most notably in high yield. Moving into 2024, expectations for rate cuts dimmed and inflation appeared stickier. With all eyes on a data-dependent Fed, market participants pushed the forecast for the first rate cut further into 2024 which drove yields back up across the curve. Fixed income yields concluded the reporting period at historical highs in response to the uncertainty surrounding monetary policy. While the economy has seemingly avoided the recession many forecasted in the beginning of the reporting period, pressure on the Fed to balance its dual mandate while avoiding broader economic disruption remains.
How did the Victory Income Fund (the “Fund”) perform during the reporting period?
The Fund has four share classes: Fund Shares, Institutional Shares, Class A, and Class R6. For the reporting period ended April
30, 2024, the Fund Shares, Institutional Shares, Class A, and Class R6 had total returns (at net asset value) of 1.53%, 1.58%,
1.20%, and 1.58%, respectively. This compares to returns of –1.47% for the Bloomberg U.S. Aggregate Bond Index (the “Index”)
and –1.33% for the Lipper A Rated Bond Funds Index.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period and outperformed the Index, which had negative returns during the reporting period. Security selection and asset allocation during the reporting period primarily drove the Fund’s positive total returns. An overweight allocation to corporate bonds relative to the benchmark combined with security selection within corporate bonds were the primary drivers of the outperformance. Within corporate bonds, industries that contributed most to performance include banking, retailers, technology, energy, transportation, and utilities. The Fund’s holdings of Asset-Backed
Securities (ABS) and Commercial Mortgage-Backed Securities (CMBS) contributed positively to performance. The Fund also benefited from its underweight allocation to Agency Mortgage-Backed Securities (MBS) and U.S. Treasury securities during the period. From a credit rating perspective, the Fund benefited from its underweight allocation relative to the Index to AAA-rated securities and overweight allocation relative to the Index to BBB-rated securities. There was minimal impact on performance relative to the benchmark from overall yield curve movements as the duration of the Fund was managed within a narrow range to the duration of the benchmark.
During the reporting period, we continued to find what we believe are attractive opportunities to deploy capital as we sought to take advantage of relative value opportunities across the fixed income market. Overall, the Fund reduced its exposure to corporate bonds given the continued tightening of credit spreads during the period. We increased the Fund’s allocation to ABS and U.S.
Government-related securities, including U.S. Treasuries and Agency MBS. From a credit perspective, we increased the Fund’s exposure to AAA-rated securities and decreased the exposure to BBB-rated securities.
In keeping with our investment process, we continued to build the portfolio bond by bond. We seek ideas where our fundamental understanding of the credit risk differs from that of the market, working with our team of analysts to evaluate each potential investment individually. Our analysts continued to analyze and monitor every holding in the portfolio. We are committed to

4
Victory Income Fund
Manager’s Commentary (continued)
(Unaudited)
building a portfolio that we believe is diversified among multiple asset classes and across numerous issuers. To minimize the
Fund’s exposure to potential surprises, we limit the position size we take in any single issuer.
Thank you for allowing us to assist you with your investment needs.

5
Victory Income Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Income Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, MBS, ABS and CMBS. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of funds within the Lipper Corporate Debt Funds A Rated category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
Class A Class R6
INCEPTION DATE 3/4/74 8/1/08 8/2/10 12/1/16
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Bloomberg U.S.
Aggregate Bond
Index
1
Lipper A Rated
Bond Funds
Index
2
One Year 1.53% 1.58% 1.20% -1.06% 1.58% -1.47% -1.33%
Five Year 1.05% 1.09% 0.77% 0.31% 1.18% -0.16% 0.68%
Ten Year 2.09% 2.15% 1.84% 1.61% N/A 1.20% 2.08%
Since Inception N/A N/A N/A N/A 2.12% N/A N/A

6
Victory Portfolios III
Victory Income Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks maximum current income without undue risk to principal.
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining asset classes which are under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Income Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (9.7%)
ABS Auto (4.6%):
Ally Auto Receivables Trust, Series 2024-1, Class C, 5.41%, 11/15/29, Callable 9/15/27 @ 100 $ 1,500 $ 1,482
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 4/13/25 @ 100(a) ............................................ 1,195 1,189
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
5/18/25 @ 100 ..................................................... 2,000 1,901
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) .............. 2,286 2,231
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100(a) ............... 1,400 1,348
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 6,250 6,217
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 3,500 3,546
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 4,000 4,052
CarMax Auto Owner Trust ................................................
Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/24 @ 100 ................. 2,875 2,872
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 11/15/26 @ 100 ............... 5,000 4,934
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 6/10/27
@ 100 ........................................................... 2,750 2,608
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 11/25/27 @ 100(a) ............. 2,750 2,802
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 3/25/28 @ 100(a) ............ 3,500 3,453
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 3/25/28 @ 100(a) ............. 964 944
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 4/25/28 @ 100(a) .............. 2,500 2,492
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 3/15/26 @
100(a) ........................................................... 1,000 1,001
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 4/15/27 @ 100(a) .............. 3,000 3,005
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 2,000 2,010
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 10/15/26 @
100(a) ........................................................... 2,360 2,370
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a) ............. 348 346
Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 11/15/26 @ 100(a) ............ 3,500 3,556
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 2,000 2,010
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 2,842 2,889
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 2,225 2,134
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 12/15/27 @
100(a) ........................................................... 1,750 1,770
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 4,000 3,991
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 10/20/26 @ 100(a) ............ 2,222 2,208
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 11/20/26 @ 100(a) ............. 3,678 3,670
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 9/20/27 @ 100(a) .............. 3,000 2,948
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable
1/15/25 @ 100(a) ................................................... 5,000 5,016
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/25 @ 100(a) 2,362 2,357
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,333 5,183
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 4,200 4,077
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,467 2,413
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 5,000 5,009
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B, 5.55%, 5/15/29,
Callable 9/15/27 @ 100(a) ............................................ 2,143 2,102
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 3/15/28 @ 100(a) .............. 1,660 1,650
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 3/15/28 @ 100(a) .............. 998 990
GLS Auto Select Receivables Trust, Series 2023-2A, Class B, 6.67%, 12/17/29, Callable
8/15/28 @ 100(a) ................................................... 3,000 3,065
GreenState Auto Receivables Trust, Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable
8/15/27 @ 100(a) ................................................... 4,000 3,928
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 10/15/26 @
100(a) ........................................................... 7,000 6,894

Victory Portfolios III
Victory Income Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ $ 1,000 $ 994
Series 2023-3A, Class C, 7.26%, 2/25/28(a) ................................ 2,000 2,021
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 3,667 3,311
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............................... 2,000 1,956
Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,500 3,149
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 2,000 1,946
JPMorgan Chase Bank NA ................................................
Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @ 100(a) ............... 422 418
Series 2021-3, Class C, 0.86%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 984 956
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/25 @ 100(a) ............. 1,500 1,439
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 3/15/27 @ 100(a) .............. 2,400 2,387
Series 2023-2A, Class A3, 5.42%, 2/15/28, Callable 4/15/27 @ 100(a) ............. 3,000 2,985
Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 4/15/27 @ 100(a) .............. 2,719 2,697
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 2,307 2,317
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 6/15/27 @ 100(a) ............. 1,450 1,466
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @
100(a) ........................................................... 1,500 1,519
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.55%, 4/15/27, Callable 3/15/27 @ 100(a) .............. 5,000 4,976
Series 2023-2A, Class B, 6.64%, 12/15/27, Callable 12/15/27 @ 100(a) ............ 5,000 5,040
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100(a) .............. 1,216 1,210
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 4/15/26 @ 100(a) ............... 648 647
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable
2/15/26 @ 100 ..................................................... 3,188 3,150
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 8/15/28 @ 100(a) .............. 3,450 3,413
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 8/15/28 @ 100(a) ............... 3,450 3,395
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 9/15/27 @ 100(a) ............. 900 898
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 9/15/27 @ 100(a) ............. 3,000 3,002
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 4/20/27 @ 100(a) .............. 1,500 1,500
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 4/20/27 @ 100(a) .............. 1,218 1,203
Tesla Auto Lease Trust ...................................................
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 12/20/25 @ 100(a) ............. 1,337 1,346
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 6/20/26 @ 100(a) ............. 3,000 2,973
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable
2/25/26 @ 100(a)(b) ................................................. 5,500 5,070
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 3,333 3,309
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 5/15/27 @ 100(a) ............ 3,000 2,985
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 1,600 1,589
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 5/15/27 @ 100(a) .............. 3,500 3,478
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 3,150 3,148
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 3,167 3,135
203,691
ABS Card (1.0%):
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 5,000 4,741
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) .............................. 4,500 4,494
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 3,750 3,752
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,118 2,129
Golden Credit Card Trust .................................................
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 9,000 8,151
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 4,467 4,013
Master Credit Card Trust .................................................

Victory Portfolios III
Victory Income Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A, Class B, 0.79%, 11/21/25(a) ............................... $ 1,615 $ 1,611
Series 2021-1A, Class C, 1.06%, 11/21/25(a) ............................... 4,500 4,487
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 2,344 2,123
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 3,000 2,910
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 1,273 1,292
Trillium Credit Card Trust II, Series 2023-2A, Class C, 6.32%, 3/26/33(a) .............. 3,603 3,578
43,281
ABS Other (3.2%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 8,500 7,702
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27,
Callable 11/20/24 @ 100(a) ........................................... 1,750 1,728
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 3,500 3,338
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 1,875 1,876
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100(a) ............. 5,000 4,886
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 10/15/24 @ 100(a) ............. 1,500 1,408
CCG Receivables Trust ...................................................
Series 2020-1, Class C, 1.84%, 12/14/27, Callable 6/14/24 @ 100(a) .............. 2,000 1,990
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 8/14/26 @ 100(a) .............. 2,234 2,235
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 5/15/24 @
100(a) ........................................................... 2,827 2,556
Conn's Receivables Funding LLC ...........................................
Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a) .............. 615 616
Series 2023-A, Class A, 8.01%, 1/17/28(a) ................................. 572 572
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 1,803 1,813
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class A3, 5.65%, 9/22/28, Callable 9/22/25 @ 100(a) .............. 2,000 1,998
Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 5/22/26 @ 100(a) .............. 1,312 1,317
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ....... 2,333 2,226
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 5,667 5,036
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a) 4,875 4,312
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 2/20/27 @ 100(a) ............. 1,000 995
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 2/20/27 @ 100(a) ............. 2,286 2,271
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 5/25/24 @ 100(a) ...... 5,625 5,577
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a) ................. 6,538 5,885
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 1,597 1,580
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 4,667 4,572
HPEFS Equipment Trust ..................................................
Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 9/20/24 @ 100(a) .............. 2,625 2,609
Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100(a) .............. 1,000 979
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 10/20/26 @ 100(a) ............. 2,550 2,571
MMAF Equipment Finance LLC ............................................
Series 2022-A, Class A4, 3.32%, 6/13/44(a) ................................ 1,500 1,440
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,750 1,741
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 12/20/26 @ 100(a) ...... 624 557
NP SPE II LLC ........................................................
Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 5/20/24 @ 100(a) ............ 15,625 14,237
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 5/19/24 @ 100(a) ............ 4,571 4,341
Pawnee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable
6/15/26 @ 100(a) ................................................... 1,000 986
Progress Residential Trust .................................................
Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100(a) ............ 4,381 3,988
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a) ............ 3,938 3,584
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 18,545 17,116
SCF Equipment Leasing LLC ..............................................
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 2/20/25 @ 100(a) .............. 710 710

Victory Portfolios III
Victory Income Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 12/20/25 @ 100(a) ............. $ 867 $ 804
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100(a) .............. 1,071 1,083
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 3,000 3,057
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 5/15/24
@ 100(a) ......................................................... 1,575 1,565
VB-S1 Issuer LLC ......................................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 4,000 3,652
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 2,438 2,222
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 1,157 1,159
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 7,351 6,173
141,063
Agency ABS Other (0.9%):
CIT Education Loan Trust, Series 2007-1, Class B, 5.91% (SOFR90A+56bps), 6/25/42,
Callable 6/25/29 @ 100(a)(c) .......................................... 2,186 1,946
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 6.94% (SOFR30A+161bps), 8/25/50, Callable 12/25/32 @
100(c) ........................................................... 3,000 2,940
Series 2018-2A, Class B, 6.59% (SOFR30A+126bps), 3/25/67, Callable 6/25/36 @
100(a)(c) ......................................................... 3,500 3,230
Nelnet Student Loan Trust, Series 2005-4, Class B, 5.89% (SOFR90A+54bps), 9/22/35,
Callable 6/22/24 @ 100(c) ............................................ 873 810
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 6.16% (SOFR90A+81bps), 10/25/65, Callable 7/25/27 @
100(c) ........................................................... 887 839
Series 2005-9, Class B, 5.91% (SOFR90A+56bps), 1/25/41, Callable 7/25/30 @ 100(c) 1,078 1,010
Series 2006-10, Class B, 5.83% (SOFR90A+48bps), 3/25/44, Callable 1/25/32 @ 100(c) 1,098 1,031
Series 2007-1, Class B, 5.83% (SOFR90A+48bps), 1/27/42, Callable 10/25/29 @ 100(c) 3,897 3,611
Series 2007-7, Class B, 6.36% (SOFR90A+101bps), 10/27/70, Callable 7/25/24 @
100(c) ........................................................... 5,740 5,715
Series 2012-6, Class B, 6.44% (SOFR30A+111bps), 4/27/43, Callable 1/25/30 @ 100(c) 20,862 19,535
40,667
Total Asset-Backed Securities (Cost $441,453)
a
a
a
428,702
Collateralized Mortgage Obligations (5.3%)
Agency CMO Other (0.0%):(d)
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 1,897 1,869
Agency Commercial MBS (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K097, Class A2, 2.51%, 7/25/29 ................................... 8,000 7,044
Series K100, Class A2, 2.67%, 9/25/29 ................................... 5,455 4,828
Series KG02, Class A2, 2.41%, 8/25/29, Callable 8/25/29 @ 100 ................. 9,091 8,005
Series KIR1, Class A2, 2.85%, 3/25/26, Callable 3/25/26 @ 100 ................. 12,000 11,457
Series S8FX, Class A1, 3.02%, 3/25/27, Callable 3/25/27 @ 100 ................. 8,864 8,555
Federal National Mortgage Association .......................................
Series 2017-M15, Class AV2, 2.61%, 11/25/24(b) ............................ 2,248 2,220
Series 2017-M2, Class A2, 2.92%, 2/25/27(b) ............................... 2,090 1,969
Series 2017-M7, Class A2, 2.96%, 2/25/27(b) ............................... 2,060 1,942
Series 2018-M4, Class A2, 3.17%, 3/25/28(b) ............................... 5,369 5,004
51,024
Commercial MBS (4.1%):
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b) ............................. 5,000 4,647
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b) ............................. 4,000 3,394
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33,
Callable 4/14/25 @ 100(a) ............................................ 9,027 8,609
BANK ..............................................................
Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100 ............. 5,600 5,060

Victory Portfolios III
Victory Income Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 12/15/29 @ 100 .......... $ 7,123 $ 6,633
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(b) ........................................................... 2,703 2,434
BPR Trust ............................................................
Series 2021-TY, Class A, 6.49% (TSFR1M+116bps), 9/15/38(a)(c) ............... 4,904 4,860
Series 2021-TY, Class C, 7.14% (TSFR1M+181bps), 9/15/38(a)(c) ............... 1,538 1,500
Series 2022-OANA, Class B, 7.77% (TSFR1M+245bps), 4/15/37(a)(c) ............ 6,000 6,007
Series 2022-OANA, Class D, 9.02% (TSFR1M+370bps), 4/15/37(a)(c) ............ 5,000 4,993
Series 2022-STAR, Class A, 8.55% (TSFR1M+323bps), 8/15/39(a)(c) ............. 7,726 7,745
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a) .............. 1,875 1,584
Series 2022-CSMO, Class B, 8.46% (TSFR1M+314bps), 6/15/27(a)(c) ............ 5,000 5,019
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a) ............ 9,231 8,046
Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .............................. 4,000 3,640
BXP Trust ............................................................
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b) ............................ 6,500 4,566
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b) ............................ 3,500 2,293
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53,
Callable 12/15/29 @ 100 ............................................. 6,000 5,569
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable
7/10/24 @ 100 ..................................................... 4,000 3,974
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 10/15/24 @ 100 ........... 8,600 7,288
Series 2012-CR4, Class XA, 1.29%, 10/15/45, Callable 5/15/24 @ 100(b)(e) ........ 10,719 78
Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(b) .......... 11,500 10,734
Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100(b) ........ 6,300 6,044
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(b) ........... 3,500 3,413
Series 2015-PC1, Class B, 4.42%, 7/10/50, Callable 6/10/25 @ 100(b) ............. 2,500 2,390
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a) ............ 3,500 2,746
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a) ..... 2,500 1,849
DBJPM Mortgage Trust ..................................................
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a) ............. 6,250 2,810
Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100(a) ............. 2,500 308
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 7.04% (TSFR1M+174bps), 4/15/37(a)(c) 2,000 1,998
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (TSFR1M+149bps),
7/15/38(a)(c) ...................................................... 4,622 4,615
GS Mortgage Securities Corp. II ............................................
Series 2005-ROCK, Class X1, 0.21%, 5/3/32(a)(b)(e) ......................... 190,667 403
Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b) ............................ 1,920 1,842
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ....... 1,938 1,411
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30
@ 100 ........................................................... 4,231 3,638
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 2,730 2,641
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a) ............ 1,650 1,528
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b) ........................... 2,000 1,706
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a) ........ 6,000 5,041
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47,
Callable 1/15/29 @ 100(b) ............................................ 9,000 8,829
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(b) ........ 1,000 859
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, 4.16%, 5/15/48, Callable 7/15/25
@ 100(b) ......................................................... 7,000 6,724
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.97% (TSFR1M+164bps), 3/15/41(a)(c) 2,089 2,091
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40(a) ........................ 4,000 3,963
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a) ..................... 5,200 4,151
179,673
Total Collateralized Mortgage Obligations (Cost $258,587)
a
a
a
232,566

Victory Portfolios III
Victory Income Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Preferred Stocks (0.8%)
Consumer Staples (0.1%):
CHS, Inc., Series 1, 7.88%(f) .............................................. 190,818 $ 5,089
Financials (0.1%):
Citigroup Capital XIII, 11.96% (TSFR3M+663bps), 10/30/40(c) ..................... 40,000 1,160
Real Estate (0.6%):
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50%(f) ..... 219,731 12,085
Prologis, Inc., Series Q, 8.54%(f) ........................................... 283,503 15,309
27,394
Total Preferred Stocks (Cost $29,485)
a
a
a
33,643
Principal Amount
(000)
Senior Secured Loans (0.1%)
Industrials (0.1%):
MasTec, Inc., Three-Year Term Loan, First Lien, 6.69% (SOFR01M+138bps), 9/1/25(c) .... $ 2,000 1,997
Total Senior Secured Loans (Cost $1,957)
a
a
a
1,997
Corporate Bonds (40.0%)
Communication Services (1.6%):
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100 .................................. 3,000 2,693
3.10%, 2/1/43, Callable 8/1/42 @ 100(g) .................................. 8,000 5,635
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100 ................................... 2,500 1,866
3.50%, 6/1/41, Callable 12/1/40 @ 100 ................................... 10,000 6,394
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100 .................................... 3,000 2,486
2.89%, 11/1/51, Callable 5/1/51 @ 100 ................................... 3,500 2,115
CSC Holdings LLC, 5.50%, 4/15/27, Callable 6/6/24 @ 100.92(a) .................... 3,000 2,459
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 10,000 9,291
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 3,111 2,774
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 8,000 7,100
T-Mobile US, Inc.
4.75%, 2/1/28, Callable 5/17/24 @ 101.58 ................................. 2,857 2,782
3.88%, 4/15/30, Callable 1/15/30 @ 100 .................................. 7,500 6,863
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 5,000 4,150
Verizon Communications, Inc.
4.13%, 8/15/46 .................................................... 5,000 3,945
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 3,000 1,829
Warnermedia Holdings, Inc.
3.76%, 3/15/27, Callable 2/15/27 @ 100 .................................. 5,000 4,711
5.05%, 3/15/42, Callable 9/15/41 @ 100 .................................. 3,759 3,014
70,107
Consumer Discretionary (2.2%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... 7,750 6,479
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 3,750 2,942
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 4,500 3,883
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100 ......................... 6,500 5,048
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 5,600 4,886
Genuine Parts Co.
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 3,833 3,115
6.88%, 11/1/33, Callable 8/1/33 @ 100 ................................... 2,333 2,503
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100 .................................. 4,500 4,263
3.90%, 11/19/29, Callable 8/19/29 @ 100 .................................. 7,500 6,829

Victory Portfolios III
Victory Income Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. $ 6,250 $ 5,162
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100 .................................. 2,333 2,217
3.50%, 10/15/32, Callable 7/15/32 @ 100 ................................. 2,750 2,338
Mattel, Inc.
3.38%, 4/1/26, Callable 5/17/24 @ 100.84(a) ............................... 500 476
3.75%, 4/1/29, Callable 5/17/24 @ 101.88(a) ............................... 3,000 2,720
Nordstrom, Inc.
4.38%, 4/1/30, Callable 1/1/30 @ 100 .................................... 2,000 1,786
4.25%, 8/1/31, Callable 5/1/31 @ 100 .................................... 4,250 3,667
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100 ........................ 5,000 3,673
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 5,367 4,556
Smithsonian Institution, 2.65%, 9/1/39 ........................................ 2,000 1,350
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 3,900 4,080
Tractor Supply Co., 5.25%, 5/15/33, Callable 2/15/33 @ 100 ........................ 4,000 3,910
University of Notre Dame du Lac, 3.44%, 2/15/45 ............................... 5,000 3,935
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,000 843
Volkswagen Group of America Finance LLC
4.60%, 6/8/29, Callable 4/8/29 @ 100(a) .................................. 6,000 5,731
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 3,940 4,075
Worthington Enterprises, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100 .................. 5,890 4,881
95,348
Consumer Staples (2.7%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 6,500 5,094
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 2,000 1,167
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 .......................... 6,500 5,132
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable
8/1/35 @ 100 ...................................................... 6,000 5,586
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100 ........ 6,500 5,754
BAT Capital Corp.
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 2,000 2,220
4.39%, 8/15/37, Callable 2/15/37 @ 100 .................................. 15,000 12,311
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 3,400 3,240
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 12,000 10,059
Campbell Soup Co., 5.20%, 3/21/29, Callable 2/21/29 @ 100 ....................... 3,860 3,805
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ 6,000 4,786
5.13%, 10/11/32, Callable 7/11/32 @ 100(a) ................................ 3,500 3,413
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 5,645 4,517
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 4,667 4,024
Keurig Dr Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 5,000 4,073
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 6,000 5,350
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,692
1.85%, 2/15/31, Callable 11/15/30 @ 100 .................................. 2,000 1,590
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 8,000 7,840
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100(a) .................. 7,000 5,568
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 5,000 4,756
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 10,750 8,832
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 5,000 4,047
The J M Smucker Co., 2.75%, 9/15/41, Callable 3/15/41 @ 100 ...................... 3,000 1,933
116,789
Energy (2.9%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 5,404 3,766
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100 ................ 12,000 10,158
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100 .................... 8,000 7,730
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100 ...................... 10,000 7,712
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 6,364 5,105

Victory Portfolios III
Victory Income Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
ConocoPhillips Co.
4.15%, 11/15/34, Callable 5/15/34 @ 100 .................................. $ 4,500 $ 4,001
5.55%, 3/15/54, Callable 9/15/53 @ 100 .................................. 3,485 3,377
Energy Transfer LP
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 6,000 5,589
8.61% (TSFR3M+328bps), 11/1/66, Callable 6/6/24 @ 100(c) ................... 8,510 7,707
Enterprise TE Partners LP, 8.38% (US0003M+278bps), 6/1/67, Callable 6/6/24 @ 100(c) ... 3,000 2,302
EQM Midstream Partners LP
4.00%, 8/1/24, Callable 6/6/24 @ 100 .................................... 1,286 1,277
4.13%, 12/1/26, Callable 9/1/26 @ 100 ................................... 8,000 7,655
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 2,594 2,709
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a) ............ 6,500 5,459
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 6/6/24 @ 103.13(a) ............................... 4,000 3,940
6.00%, 2/1/31, Callable 2/1/26 @ 103(a) .................................. 3,000 2,873
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100 .................. 5,000 4,191
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38 ................................ 2,000 1,863
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............................. 1,332 1,145
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 10,235 7,365
Phillips 66 Co.
4.65%, 11/15/34, Callable 5/15/34 @ 100 .................................. 1,000 914
4.90%, 10/1/46, Callable 4/1/46 @ 100 ................................... 750 649
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @
100 ............................................................. 13,750 12,371
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ................................ 6,500 5,969
4.80%, 5/15/30, Callable 2/15/30 @ 100(a) ................................ 3,000 2,710
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100(a) ............... 5,000 4,398
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100 .................. 2,000 1,992
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 3,500 3,404
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... 1,000 919
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500 424
129,674
Financials (12.0%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 2,222 2,293
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) ....... 6,000 5,679
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100 ............ 7,000 6,017
Ashtead Capital, Inc., 4.00%, 5/1/28, Callable 5/17/24 @ 101.33(a) ................... 2,500 2,332
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 4,412 4,408
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f) ....................... 3,500 3,218
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(c)(f) ...................... 3,000 2,994
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c) .................. 3,000 2,420
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 2,500 1,955
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100 ........................ 5,000 4,867
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 10,248 9,303
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 1,500 1,489
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 500 458
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 4,500 4,247
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,818 1,857
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 5,000 4,446
Cadence Bank, 4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(c) ........ 3,000 2,850
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100 .................................... 7,500 7,123
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 3,500 3,389
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(c) .................... 3,402 3,398
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) .................. 2,250 2,241

Victory Portfolios III
Victory Income Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(f) ....................... $ 1,000 $ 978
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 5,500 4,097
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100(c) .................. 5,000 4,556
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 4,000 2,883
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 5/17/24 @ 100(g) .................. 4,875 4,859
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 3,000 2,841
Cullen/Frost Capital Trust II, 7.15% (TSFR3M+181bps), 3/1/34, Callable 6/6/24 @ 100(c) .. 5,000 4,262
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100 .................... 2,000 1,905
EverBank Financial Corp., 5.75%, 7/2/25, Callable 6/2/25 @ 100 .................... 10,000 9,423
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 7,250 6,073
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 6,500 6,049
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f) ....................... 1,750 1,669
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c) .................... 6,957 6,158
Fifth Third Bank NA, 3.85%, 3/15/26, Callable 2/15/26 @ 100(g) .................... 5,000 4,799
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 9,225 7,136
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 12,097 11,508
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(g) ....................... 8,000 7,387
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(c) ........................................................... 14,000 13,297
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 5,000 4,952
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,550 1,538
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100 .................................. 5,000 4,950
6.95%, 6/10/26, Callable 5/10/26 @ 100 .................................. 2,000 2,029
4.54%, 8/1/26, Callable 6/1/26 @ 100 .................................... 3,400 3,290
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(c) ..... 2,932 2,503
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 1,500 1,384
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 6,500 5,379
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 6,500 5,338
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 1,750 1,690
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 2,750 2,635
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 15,676 11,544
Huntington Capital Trust I, 6.29% (TSFR3M+96bps), 2/1/27, Callable 6/6/24 @ 100(c) ..... 2,300 2,107
ILFC E-Capital Trust I, 7.14% (TSFR3M+181bps), 12/21/65, Callable 6/6/24 @ 100(a)(c) .. 10,000 7,814
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(c)(f) ....................... 5,000 4,937
6.09% (TSFR3M+76bps), 2/1/27, Callable 6/6/24 @ 100(c) .................... 4,000 3,855
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 5,000 4,653
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 10,000 7,942
5.60%, 7/15/41 .................................................... 1,500 1,493
KeyBank NA
3.40%, 5/20/26, MTN ................................................ 2,500 2,347
3.90%, 4/13/29 .................................................... 3,000 2,631
4.90%, 8/8/32 ..................................................... 1,000 858
KeyCorp.
3.88% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100, MTN(c) ........... 2,500 2,488
2.25%, 4/6/27, MTN ................................................ 2,000 1,788
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 3,784 3,354
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 6/6/24 @ 101.88(a) ................. 4,750 1,645
Lincoln National Corp., 7.94% (TSFR3M+262bps), 5/17/66, Callable 8/11/26 @ 100(c) .... 7,500 5,785
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100 ............................ 5,000 4,442
Manufacturers & Traders Trust Co.
4.65%, 1/27/26, Callable 12/27/25 @ 100 ................................. 5,625 5,477
3.40%, 8/17/27 .................................................... 4,380 4,008
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100 .................... 5,000 4,768
MetLife, Inc., 4.13%, 8/13/42 .............................................. 5,000 4,041

Victory Portfolios III
Victory Income Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... $ 5,000 $ 4,753
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c) ............. 7,000 5,630
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 8,000 6,177
National Rural Utilities Cooperative Finance Corp., 8.50% (TSFR3M+317bps), 4/30/43,
Callable 6/6/24 @ 100(c) ............................................. 7,125 7,085
Nationwide Mutual Insurance Co., 7.88% (US0003M+229bps), 12/15/24, Callable 6/6/24 @
100(a)(c) ......................................................... 20,000 20,062
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 3,500 3,602
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 7/15/25, Callable 6/15/25 @ 100(a) ................................ 5,000 4,886
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 4,000 4,078
PNC Bank NA, 2.70%, 10/22/29 ............................................ 6,000 5,119
PPL Capital Funding, Inc., 8.24% (TSFR3M+293bps), 3/30/67, Callable 6/6/24 @ 100(c) ... 6,130 6,069
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 4,000 3,259
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 2,500 1,858
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c) .................... 6,000 5,815
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 4,000 3,500
Regions Bank, 6.45%, 6/26/37 ............................................. 6,909 6,815
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f) ........ 5,989 5,866
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 5,818 5,572
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 2,500 2,536
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(c) .......... 4,250 4,105
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ............... 13,800 11,267
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 8,500 6,917
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100 ......................... 4,500 4,405
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(c) ......... 4,500 3,870
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(c) .................... 10,000 9,448
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a) .............. 5,000 4,337
The Allstate Corp., 8.51% (TSFR3M+320bps), 8/15/53, Callable 6/6/24 @ 100(c) ......... 5,000 4,997
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(c)(f) ...................... 7,000 6,295
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f) ....................... 3,250 3,178
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f) ........................ 9,250 9,142
6.14% (SOFR+201bps), 8/24/34, Callable 8/24/33 @ 100(c) .................... 1,385 1,404
The Hartford Financial Services Group, Inc., 7.69% (TSFR3M+239bps), 2/12/47, Callable
6/6/24 @ 100(a)(c) .................................................. 14,000 12,413
The PNC Financial Services Group, Inc., 4.63% (SOFRINDX+185bps), 6/6/33, Callable
6/6/32 @ 100(c) .................................................... 2,500 2,285
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100 ............................ 2,450 1,985
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(f) ........................ 1,950 1,897
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(c) .................. 5,000 4,271
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) ............. 4,000 3,686
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 8,000 8,198
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 5,588 3,697
Webster Financial Corp., 4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(c) .. 4,750 4,160
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(f) ............................. 15,492 15,440
530,608
Health Care (3.1%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 2,500 2,042
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100 ................................... 4,000 3,914
3.00%, 1/15/52, Callable 7/15/51 @ 100 .................................. 4,500 2,843
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 3,500 2,695
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100(g) .................. 10,000 6,140
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 3,500 3,289
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 3,000 2,950

Victory Portfolios III
Victory Income Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. $ 4,100 $ 4,227
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 4,913 4,770
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 4,000 3,216
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100 .................................. 3,000 2,396
5.63%, 2/21/53, Callable 8/21/52 @ 100 .................................. 4,500 4,152
CVS Pass Through Trust, 6.04%, 12/10/28 ..................................... 3,258 3,222
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 15,750 13,582
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 17,000 15,453
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 13,000 10,079
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 2,156 1,720
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 3,500 3,026
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 ........................... 7,250 5,838
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100 ................... 3,900 3,604
Orlando Health Obligated Group, 2.89%, 10/1/35 ................................ 1,660 1,319
Revvity, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 8,500 6,979
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 4,500 3,594
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 1,300 1,275
5.45%, 3/13/31, Callable 1/13/31 @ 100(a) ................................ 1,300 1,260
5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ............................... 1,300 1,255
5.90%, 4/30/54, Callable 10/30/53 @ 100(a) ............................... 1,300 1,213
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 4,000 3,085
Tenet Healthcare Corp., 6.13%, 6/15/30, Callable 6/15/25 @ 103.06 ................... 1,500 1,478
The Cigna Group, 3.40%, 3/1/27, Callable 12/1/26 @ 100 .......................... 5,000 4,736
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100 ........................ 3,000 2,053
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 9,827 7,812
135,217
Industrials (5.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 10,000 8,052
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 4,000 3,910
American Airlines Pass Through Trust
3.70%, 10/1/26 .................................................... 5,051 4,792
4.00%, 9/22/27 .................................................... 6,210 5,764
4.00%, 2/15/29 .................................................... 3,313 3,013
3.60%, 10/15/29 .................................................... 6,753 6,016
Aon North America, Inc.
5.45%, 3/1/34, Callable 12/1/33 @ 100 ................................... 2,000 1,957
5.75%, 3/1/54, Callable 9/1/53 @ 100 .................................... 2,000 1,933
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 11/1/24 @ 102.13(a) .............................. 3,937 3,601
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 6,000 4,760
5.50%, 8/11/32, Callable 5/11/32 @ 100(a) ................................ 3,750 3,596
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 4,500 4,432
BNSF Funding Trust I, 6.61% (US0003M+235bps), 12/15/55, Callable 1/15/26 @ 100(c) ... 8,325 8,240
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 4,114 3,774
3.80%, 9/20/31(a) .................................................. 2,549 2,363
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 2,500 2,479
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 5,000 3,850
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 4,000 2,995
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(g) ......................... 3,400 3,280
Continental Airlines Pass Through Trust, 4.00%, 10/29/24 .......................... 2,389 2,360
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27 .............................. 5,666 5,260
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 2,000 1,938
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(g) ........................... 8,000 7,459
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 13,000 10,306
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 8,167 7,609
Hillenbrand, Inc., 3.75%, 3/1/31, Callable 3/1/26 @ 101.88 ......................... 3,150 2,681

Victory Portfolios III
Victory Income Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100 .................................. $ 1,500 $ 1,401
2.30%, 3/15/31, Callable 12/15/30 @ 100 ................................. 8,500 6,928
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 7,972 7,003
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 5,295 5,090
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 ............................ 15,000 12,084
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 3,935 3,274
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 10,000 9,739
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 7,000 5,089
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 1,465 1,474
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 10,000 7,757
Ryder System, Inc., 5.25%, 6/1/28, MTN, Callable 5/1/28 @ 100 ..................... 5,000 4,959
Spirit Airlines Pass Through Trust
4.10%, 4/1/28 ..................................................... 8,086 7,391
3.38%, 2/15/30 .................................................... 6,728 5,936
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 4,000 3,438
6.53%, 5/1/34, Callable 2/1/34 @ 100(a) .................................. 2,250 2,267
5.71%, 5/1/40, Callable 11/1/39 @ 100 ................................... 6,000 5,445
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,250 1,993
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100 ...... 7,000 6,231
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 6,400 5,670
U.S. Airways Pass Through Trust, 3.95%, 11/15/25 ............................... 3,792 3,680
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100 .................................... 2,000 1,667
4.25%, 4/15/43, Callable 10/15/42 @ 100 ................................. 5,000 4,002
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... 2,642 2,577
2.90%, 5/1/28 ..................................................... 4,138 3,652
235,167
Information Technology (1.7%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100 ......................... 4,875 3,931
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ................................ 5,000 3,933
3.47%, 4/15/34, Callable 1/15/34 @ 100(a) ................................ 2,000 1,657
Dell International LLC/EMC Corp., 5.75%, 2/1/33, Callable 11/1/32 @ 100(g) ........... 700 704
HP, Inc., 5.50%, 1/15/33, Callable 10/15/32 @ 100(g) ............................. 3,000 2,954
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 4,776 3,996
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 5,950 5,280
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 4,250 2,600
Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100 ...................... 4,000 3,978
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 7,000 5,660
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 9,250 7,571
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,750 3,214
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 15,985 13,502
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100(g) ................... 8,800 7,262
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 6,400 5,321
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 3,000 2,771
74,334
Materials (2.0%):
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 7,071 6,067
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 11,500 9,158
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 .............................. 8,500 7,056
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 6,000 5,704
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 4,000 3,515
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94 .................. 4,500 3,910
Ecolab, Inc.
2.13%, 8/15/50, Callable 2/15/50 @ 100 .................................. 5,000 2,698
2.70%, 12/15/51, Callable 6/15/51 @ 100 ................................. 500 301

Victory Portfolios III
Victory Income Fund
19
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 6/6/24 @ 102.19 .................................. $ 3,500 $ 3,322
4.63%, 8/1/30, Callable 8/1/25 @ 102.31 .................................. 2,000 1,879
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 1,500 1,076
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,500 1,858
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 5,000 4,069
Monsanto Co.
3.38%, 7/15/24, Callable 6/6/24 @ 100 ................................... 5,000 4,952
3.95%, 4/15/45, Callable 10/15/44 @ 100 ................................. 5,000 2,935
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 7,500 6,163
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 10,875 6,854
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 4,694 3,840
The Dow Chemical Co.
6.30%, 3/15/33, Callable 12/15/32 @ 100(g) ............................... 4,000 4,173
4.25%, 10/1/34, Callable 4/1/34 @ 100 ................................... 4,750 4,252
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100 ........................ 5,000 4,495
88,277
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100 ................................... 4,000 2,937
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 2,000 1,315
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. 2,679 2,486
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN ............................. 2,000 1,672
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100 .................................... 4,000 3,062
2.45%, 10/1/33, Callable 7/1/33 @ 100 ................................... 7,878 5,712
CBRE Services, Inc., 5.95%, 8/15/34, Callable 5/15/34 @ 100 ....................... 8,000 7,954
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 10,354 8,604
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... 1,250 1,005
DOC DR. LLC, 4.30%, 3/15/27, Callable 12/15/26 @ 100 .......................... 5,000 4,834
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 9,000 8,457
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 5,000 4,013
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 4,000 3,498
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,617 2,955
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 3,502 2,741
Host Hotels & Resorts LP, 3.38%, 12/15/29, Callable 9/15/29 @ 100 .................. 3,500 3,055
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100 ................................... 5,000 4,416
4.65%, 4/1/29, Callable 1/1/29 @ 100(g) .................................. 1,979 1,668
3.25%, 1/15/30, Callable 10/15/29 @ 100 ................................. 9,629 7,310
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 7,350 5,253
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ...................... 10,000 9,336
SBA Tower Trust
2.84%, 1/15/25, Callable 6/6/24 @ 100(a)(g) ............................... 2,000 1,955
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 1,158 1,175
Simon Property Group LP, 6.25%, 1/15/34, Callable 10/15/33 @ 100 .................. 3,400 3,515
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 8,000 7,137
106,065
Utilities (4.1%):
AEP Texas, Inc., 4.70%, 5/15/32, Callable 2/15/32 @ 100 .......................... 6,000 5,563
Alabama Power Co., 3.85%, 12/1/42 ......................................... 3,000 2,345
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 4,250 3,747
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100 ........................ 10,000 6,884
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 ...................... 8,500 7,004
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100 ............... 5,000 3,846
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100 ......... 5,000 3,650
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 1,094 1,089
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100 ................. 5,000 3,758

Victory Portfolios III
Victory Income Fund
20
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100 .................. $ 7,000 $ 5,517
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 3,967 3,129
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100 .................... 7,000 6,096
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 .................... 5,000 4,533
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100 ................................... 9,420 8,721
3.55%, 9/30/49, Callable 3/30/49 @ 100 .................................. 5,000 3,454
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 8,750 5,811
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 4,500 2,771
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 5,000 4,868
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 5,475 5,021
ITC Holdings Corp.
4.95%, 9/22/27, Callable 8/22/27 @ 100(a) ................................ 4,000 3,914
3.35%, 11/15/27, Callable 8/15/27 @ 100 .................................. 2,000 1,861
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100 ................................. 7,000 4,553
2.70%, 8/1/52, Callable 2/1/52 @ 100 .................................... 2,500 1,460
Mississippi Power Co., 4.25%, 3/15/42 ....................................... 3,168 2,547
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 3,392 2,575
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 3,750 2,960
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 5,000 3,782
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 7,000 4,448
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100 ................. 5,000 4,046
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100 ............... 7,000 3,991
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100 .......... 8,000 6,048
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 5,072 4,552
South Jersey Industries, Inc., 5.02%, 4/15/31 ................................... 9,000 7,066
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100 ............... 10,000 6,242
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 .......................... 9,000 7,243
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100 ................................... 5,000 3,645
4.25%, 6/1/46, Callable 12/1/45 @ 100 ................................... 10,000 7,109
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 2,500 2,424
WEC Energy Group, Inc., 7.68% (TSFR3M+237bps), 5/15/67, Callable 6/6/24 @ 100(c) ... 13,000 12,626
180,899
Total Corporate Bonds (Cost $2,004,912)
a
a
a
1,762,485
Yankee Dollars (11.7%)
Communication Services (0.1%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 ................ 5,500 4,530
Consumer Discretionary (0.3%):
Flutter Treasury Designated Activity Co., 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .... 1,250 1,255
International Game Technology PLC, 5.25%, 1/15/29, Callable 6/6/24 @ 102.63(a) ........ 5,500 5,194
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a) ..................... 7,192 5,621
12,070
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 5,000 4,378
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a) ........................... 12,000 11,498
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27, Callable 12/15/26 @ 100 ................................. 6,500 5,950
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 3,250 2,828
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 3,000 2,868
6.75%, 3/15/34, Callable 12/15/33 @ 100(a) ............................... 3,000 3,057
30,579
Energy (0.7%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 9,250 8,248

Victory Portfolios III
Victory Income Fund
21
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Korea National Oil Corp., 2.63%, 4/18/32(a) ................................... $ 6,000 $ 4,898
Petroleos Mexicanos
5.95%, 1/28/31, Callable 10/28/30 @ 100 ................................. 6,667 5,269
6.70%, 2/16/32, Callable 11/16/31 @ 100 .................................. 1,500 1,227
TransCanada PipeLines Ltd., 7.78% (US0003M+221bps), 5/15/67, Callable 6/6/24 @ 100(c) . 10,124 8,976
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 3,750 4,127
32,745
Financials (6.2%):
ABN AMRO Bank NV, 4.75%, 7/28/25(a) ..................................... 6,000 5,896
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 2,000 2,052
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a) ..................... 7,802 6,345
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(c) ....................................... 1,000 1,041
Banco Santander SA, 6.92%, 8/8/33 ......................................... 4,000 4,090
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 6,500 5,163
Barclays PLC
7.39% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100(c) .................. 5,000 5,224
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c) ................ 5,000 4,047
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c) ...................... 3,000 3,007
BBVA Bancomer SA
8.45%, 6/29/38, Callable 6/29/33 @ 100(a) ................................ 3,125 3,226
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 5,000 5,059
BNP Paribas SA
4.38%, 5/12/26(a) .................................................. 5,500 5,328
4.63%, 3/13/27(a) .................................................. 4,500 4,348
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f) ....................... 1,966 1,923
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ....................... 4,000 3,739
BPCE SA
3.50%, 10/23/27(a) .................................................. 5,000 4,633
3.25%, 1/11/28(a) ................................................... 3,000 2,763
6.51% (H15T1Y+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(c) ................ 7,000 6,930
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100 ................... 7,000 6,800
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 5,142 5,332
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 1,500 1,526
Commonwealth Bank of Australia
2.69%, 3/11/31(a) ................................................... 9,000 7,302
3.78%, 3/14/32(a) .................................................. 3,000 2,567
Credit Agricole SA, 4.13%, 1/10/27(a) ........................................ 15,000 14,448
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 10,000 9,208
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) ..................... 5,000 4,025
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 8,500 7,331
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a) .............. 5,000 4,583
Lloyds Banking Group PLC
3.75%, 1/11/27 ..................................................... 9,000 8,579
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c) ................. 5,000 4,632
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 2,121 2,332
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 8,750 7,135
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(c) ..... 5,000 4,769
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(c) ........................................................... 5,000 4,922
Mizuho Financial Group, Inc.
3.17%, 9/11/27 ..................................................... 5,000 4,632
2.56%, 9/13/31 .................................................... 5,000 3,972
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c) ................... 5,000 3,959
Nationwide Building Society, 4.00%, 9/14/26(a)(g) ............................... 7,058 6,733
NatWest Group PLC
4.80%, 4/5/26 ..................................................... 5,000 4,913
5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c) ................. 6,000 5,795
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(f) .... 3,000 2,966

Victory Portfolios III
Victory Income Fund
22
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(c) ........................................................... $ 3,000 $ 2,470
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(c) .............. 8,500 7,891
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c)(g) .............. 9,000 8,789
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c)
(g) ............................................................. 7,500 7,054
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 8,500 6,749
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(f) ........ 3,865 3,778
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 10,000 9,494
UBS Group AG
4.55%, 4/17/26 .................................................... 5,000 4,889
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 3,250 3,085
3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)(c) ............... 4,445 4,144
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100(a)(c) ................ 750 887
Washington Aircraft 1 Co. DAC (NBGA - United States Government), 2.64%, 9/15/26 ..... 1,574 1,494
Westpac Banking Corp.
4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) ............... 5,000 4,793
2.67% (H15T5Y+175bps), 11/15/35, Callable 11/15/30 @ 100(c) ................ 4,000 3,230
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c) ................ 2,000 1,609
273,631
Health Care (1.0%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 3,939 3,595
Royalty Pharma PLC
2.15%, 9/2/31, Callable 6/2/31 @ 100 .................................... 8,500 6,662
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 10,167 7,160
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 2,500 1,612
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 10,240 8,243
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 3,864 3,727
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100 ................................. 3,000 2,496
3.75%, 3/15/51, Callable 9/15/50 @ 100 .................................. 8,000 5,668
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26 .................... 5,000 4,629
43,792
Industrials (1.5%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a) .................................................. 13,346 13,020
3.60%, 3/15/27(a) .................................................. 5,984 5,600
3.75%, 12/15/27(a) .................................................. 3,830 3,575
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 3,000 3,021
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 3,500 3,113
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 6,000 5,243
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 3,000 2,776
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ 5,500 5,424
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 7,500 7,495
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)
(g) ............................................................. 6,000 5,472
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 5,000 4,817
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 4,000 3,935
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27(a) ............................ 3,896 3,667
67,158
Information Technology (0.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 1,765 1,804
SK Hynix, Inc., 2.38%, 1/19/31(a) ........................................... 5,000 4,000
5,804
Materials (0.6%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 675 683

Victory Portfolios III
Victory Income Fund
23
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
ArcelorMittal SA
6.80%, 11/29/32, Callable 8/29/32 @ 100 .................................. $ 3,250 $ 3,383
7.00%, 10/15/39 .................................................... 4,000 4,226
Braskem Netherlands Finance BV, 4.50%, 1/31/30, Callable 10/31/29 @ 100(a) .......... 4,000 3,374
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 7,235 6,167
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 6/6/24 @ 102.5(a) ................. 3,500 3,287
Teck Resources Ltd., 6.13%, 10/1/35 ......................................... 5,000 4,988
26,108
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 5,500 4,345
Utilities (0.4%):
Enel Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100 ........................... 5,000 4,762
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a) .............. 5,000 4,017
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 8,500 7,214
15,993
Total Yankee Dollars (Cost $560,239)
a
a
a
516,755
Municipal Bonds (3.0%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26 ..................................................... 910 837
1.59%, 7/1/29 ..................................................... 1,000 850
1.84%, 7/1/31, Continuously Callable @100 ............................... 2,000 1,624
3,311
California (0.2%):
City of El Cajon Revenue
Series A, 2.09%, 4/1/29 .............................................. 425 369
Series A, 2.19%, 4/1/30 .............................................. 425 361
Series A, 2.29%, 4/1/31, Continuously Callable @100 ......................... 550 457
City of Riverside Revenue
Series A, 2.49%, 6/1/26 .............................................. 1,800 1,695
Series A, 2.64%, 6/1/27 .............................................. 1,400 1,294
San Jose Financing Authority Revenue, 1.71%, 6/1/28 ............................. 2,000 1,751
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100 ........... 2,590 2,461
8,388
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 1,500 1,415
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100 .................. 3,845 3,773
5,188
Florida (0.4%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 4,080 3,344
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 8,500 7,254
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25 .... 4,250 4,083
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%,
10/1/30, Continuously Callable @100 .................................... 2,500 2,086
16,767
Georgia (0.1%):
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38 ...................... 5,000 4,144
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 9,078 8,657
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B, 2.51%, 6/15/32, Continuously Callable @100 ........................ 2,000 1,621

Victory Portfolios III
Victory Income Fund
24
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B, 2.66%, 6/15/33, Continuously Callable @100 ........................ $ 1,500 $ 1,202
2,823
Indiana (0.0%):(d)
Indiana Finance Authority Revenue, Series A, 3.62%, 7/1/36 ........................ 1,500 1,307
Kansas (0.0%):(d)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%,
9/1/27 ........................................................... 2,000 1,778
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 3,775 3,459
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B, 4.25%, 6/1/29 .............................................. 2,495 2,300
Series B, 4.35%, 6/1/30 .............................................. 1,325 1,212
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,253
4,765
New Jersey (0.1%):
City of Atlantic, GO, Series A, 4.23%, 9/1/25 ................................... 2,525 2,473
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39 ........... 3,000 2,377
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 1,030 929
5,779
New York (0.1%):
New York State Urban Development Corp. Revenue
1.88%, 3/15/30 .................................................... 2,600 2,175
2.03%, 3/15/31, Continuously Callable @100 ............................... 3,500 2,864
5,039
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38,
Pre-refunded 11/15/24 @ 100 .......................................... 5,000 4,998
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28 ........... 9,750 8,900
Pennsylvania (0.4%):
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%,
11/15/27 ......................................................... 1,375 1,281
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43 .......... 3,000 2,196
Pennsylvania IDA Revenue, 3.56%, 7/1/24(a) ................................... 2,106 2,099
Public Parking Authority of Pittsburgh Revenue
2.33%, 12/1/29 .................................................... 895 766
2.58%, 12/1/31, Continuously Callable @100 ............................... 825 681
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24)(h) ............................. 2,800 2,792
Series B, 3.15%, 6/15/34, (Put Date 6/15/24)(h) ............................. 1,405 1,401
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29 ..................................................... 800 723
3.10%, 4/1/30 ..................................................... 950 844
3.15%, 4/1/31 ..................................................... 250 219
State Public School Building Authority Revenue
3.05%, 4/1/28 ..................................................... 2,000 1,843
3.15%, 4/1/30 ..................................................... 4,460 4,022
18,867
Texas (0.6%):
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100 ............... 2,800 2,109
Dallas Fort Worth International Airport Revenue
Series C, 1.95%, 11/1/28 .............................................. 1,000 871
Series C, 2.05%, 11/1/29 .............................................. 1,250 1,065
Series C, 2.10%, 11/1/30 .............................................. 1,000 831
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37 .................................................... 2,000 1,641
Series B, 2.57%, 5/15/26 ............................................. 1,000 934

Victory Portfolios III
Victory Income Fund
25
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series D, 2.28%, 7/1/34 .............................................. $ 6,785 $ 5,117
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100 2,000 1,927
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25 ............ 1,000 973
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28 ..................................................... 1,500 1,299
2.65%, 4/1/30 ..................................................... 1,150 947
2.73%, 4/1/31 ..................................................... 750 603
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28 ..................................................... 600 520
2.57%, 9/1/32, Continuously Callable @100 ............................... 1,000 798
2.69%, 9/1/33, Continuously Callable @100 ............................... 1,000 786
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27 ..................................................... 1,340 1,209
1.69%, 3/1/28 ..................................................... 1,500 1,316
2.06%, 3/1/31, Continuously Callable @100 ............................... 1,500 1,228
24,174
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51 ........................ 6,575 4,088
Total Municipal Bonds (Cost $152,155)
a
a
a
132,432
U.S. Government Agency Mortgages (6.1%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(c)(f) ................................ 5,000 4,863
Federal Home Loan Mortgage Corporation
5.50%, 12/1/35 - 5/1/53 .............................................. 15,603 15,337
5.00%, 3/1/38 - 6/1/53 ............................................... 32,020 30,533
3.50%, 5/1/42 - 7/1/52 ............................................... 10,861 9,559
4.50%, 11/1/42 - 10/1/52 .............................................. 9,246 8,573
4.00%, 1/1/43 ..................................................... 4,748 4,369
3.00%, 1/1/52 - 5/1/52 ............................................... 8,697 7,227
6.00%, 8/1/53 ..................................................... 3,832 3,799
79,397
Federal National Mortgage Association
2.50%, 2/1/28 - 3/1/52 ............................................... 11,947 9,948
6.50%, 4/1/31 - 3/1/32 ............................................... 183 187
5.00%, 6/1/33 - 4/1/53 ............................................... 8,354 8,083
5.50%, 9/1/35 - 5/1/38 ............................................... 2,346 2,352
6.00%, 5/1/36 - 3/1/54 ............................................... 9,665 9,625
4.00%, 4/1/38 - 2/1/50 ............................................... 13,189 12,117
3.50%, 12/1/42 - 6/1/52 .............................................. 16,792 14,735
3.00%, 2/1/50 - 12/1/51 .............................................. 8,522 7,094
64,141
Government National Mortgage Association
7.00%, 1/15/26 - 7/15/32 ............................................. 228 234
6.50%, 4/15/26 - 10/15/31 ............................................. 280 286
7.50%, 6/15/26 - 8/15/29 ............................................. 93 94
6.00%, 9/15/28 - 9/20/53 ............................................. 17,074 17,157
5.50%, 4/20/33 - 9/20/53 ............................................. 33,750 33,162
5.00%, 8/15/33 - 4/20/54 ............................................. 23,135 22,291
4.50%, 8/20/52 - 9/20/53 ............................................. 22,599 20,992
3.00%, 1/20/53 .................................................... 4,559 3,878
2.50%, 6/20/53 - 7/20/53 ............................................. 11,961 9,824
6.50%, 1/20/54 .................................................... 12,368 12,526
120,444
Total U.S. Government Agency Mortgages (Cost $280,251)
a
a
a
268,845

Victory Portfolios III
Victory Income Fund
26
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Obligations (21.7%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... $ 10,000 $ 5,884
3.88%, 8/15/40 .................................................... 32,000 28,600
1.38%, 11/15/40 .................................................... 30,000 18,173
1.88%, 2/15/41 .................................................... 9,000 5,913
2.25%, 5/15/41 .................................................... 70,000 48,770
1.75%, 8/15/41 .................................................... 25,000 15,867
2.75%, 8/15/42 .................................................... 55,000 40,700
2.75%, 11/15/42 .................................................... 10,000 7,372
3.13%, 2/15/43 .................................................... 45,000 35,135
2.88%, 5/15/43 .................................................... 10,000 7,483
4.38%, 8/15/43 .................................................... 25,000 23,352
3.38%, 5/15/44 .................................................... 5,000 4,019
3.00%, 11/15/44 .................................................... 25,000 18,816
2.50%, 2/15/45 .................................................... 55,000 37,735
3.00%, 11/15/45 .................................................... 21,000 15,668
2.50%, 2/15/46 .................................................... 15,000 10,170
2.25%, 8/15/46 .................................................... 42,950 27,495
2.88%, 11/15/46 .................................................... 10,000 7,228
3.00%, 2/15/47 .................................................... 23,000 16,973
2.75%, 11/15/47 .................................................... 12,000 8,393
3.00%, 2/15/48 .................................................... 25,000 18,320
3.13%, 5/15/48 .................................................... 30,000 22,477
3.38%, 11/15/48 .................................................... 25,000 19,570
3.00%, 2/15/49 .................................................... 10,000 7,292
1.25%, 5/15/50 .................................................... 30,000 14,170
1.63%, 11/15/50 .................................................... 35,000 18,293
2.88%, 5/15/52 .................................................... 10,000 7,038
4.00%, 11/15/52 .................................................... 10,000 8,764
4.13%, 8/15/53 .................................................... 17,000 15,220
4.75%, 11/15/53 .................................................... 10,000 9,947
4.25%, 2/15/54 .................................................... 10,000 9,158
U.S. Treasury Inflation Indexed Bonds
2.38%, 1/15/25 .................................................... 65,839 65,693
0.88%, 1/15/29 .................................................... 12,288 11,520
U.S. Treasury Notes
3.00%, 7/31/24 .................................................... 15,000 14,910
2.00%, 2/15/25 .................................................... 10,000 9,741
4.25%, 10/15/25 .................................................... 6,000 5,923
0.38%, 1/31/26 .................................................... 10,000 9,213
4.63%, 9/15/26 .................................................... 10,000 9,922
2.38%, 5/15/27 .................................................... 5,000 4,651
0.50%, 10/31/27 .................................................... 11,000 9,480
4.13%, 10/31/27 .................................................... 10,000 9,771
1.25%, 3/31/28 .................................................... 7,000 6,121
2.88%, 8/15/28 .................................................... 6,000 5,562
1.25%, 9/30/28 .................................................... 7,000 6,030
3.75%, 12/31/28 .................................................... 10,000 9,588
2.63%, 2/15/29 .................................................... 13,000 11,831
4.25%, 2/28/29 .................................................... 10,000 9,798
2.38%, 3/31/29 .................................................... 20,000 17,944
3.88%, 9/30/29 .................................................... 10,000 9,596
4.13%, 8/31/30 .................................................... 25,000 24,193
4.38%, 11/30/30 .................................................... 6,000 5,886
4.00%, 1/31/31 .................................................... 15,000 14,391
4.25%, 2/28/31 .................................................... 10,000 9,738
4.13%, 11/15/32 .................................................... 20,000 19,203
3.88%, 8/15/33 .................................................... 54,000 50,701
4.50%, 11/15/33 .................................................... 30,000 29,564

Victory Portfolios III
Victory Income Fund
27
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4.00%, 2/15/34 .................................................... $ 45,000 $ 42,616
Total U.S. Treasury Obligations (Cost $1,119,473)
a
a
a
957,581
Commercial Paper (1.0%)
Financials (0.8%):
Brookfield Corp. Treasury Ltd.
5.67%, 5/2/24(a)(i) .................................................. 10,000 9,997
5.67%, 5/3/24(a)(i) .................................................. 15,000 14,993
Hannover Funding Co. LLC, 5.60%, 5/1/24(a)(i) ................................ 10,400 10,398
35,388
Real Estate (0.2%):
Boston Properties, Inc., 5.45%, 5/2/24(a)(i) .................................... 10,000 9,997
Total Commercial Paper (Cost $45,392)
a
a
a
45,385
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(j) ........ 3,286,330 3,286
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(j) ............ 3,286,330 3,286
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(j) ................ 3,286,330 3,286
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(j) . 3,286,330 3,287
Total Collateral for Securities Loaned (Cost $13,145)
a
a
a
13,145
Total Investments (Cost $4,907,049) — 99.7% 4,393,536
Other assets in excess of liabilities — 0.3% 12,790
NET ASSETS - 100.00% $ 4,406,326
At April 30, 2024, the Fund's investments in foreign securities were 12.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was
$1,108,947 (thousands) and amounted to 25.2% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2024.
(d) Amount represents less than 0.05% of net assets.
(e) Security is interest only.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) All or a portion of this security is on loan.
(h) Put Bond.
(i) Rate represents the effective yield at April 30, 2024.
(j) Rate disclosed is the daily yield on April 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note

Victory Portfolios III
Victory Income Fund
28
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of April 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of April 30, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of April 30, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
April 30, 2024
29
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Income
Fund
Assets:
Investments, at value (Cost $4,907,049) $ 4,393,536(a)
Cash 639
Deposit with broker for futures contracts 2,383
Receivables:
Interest and dividends 40,829
Capital shares issued 1,074
Prepaid expenses 61
Total Assets 4,438,522
Liabilities:
Payables:
Collateral received on loaned securities 13,145
Investments purchased 14,596
Capital shares redeemed 2,256
Accrued expenses and other payables:
Investment advisory fees 1,180
Administration fees 450
Custodian fees 32
Transfer agent fees 414
Compliance fees 3
Trustees' fees 3
12b-1 fees 4
Other accrued expenses 113
Total Liabilities 32,196
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,099,190
Total accumulated earnings (loss) (692,864)
Net Assets $ 4,406,326
Net Assets:
Fund Shares $ 2,026,932
Institutional Shares 2,326,045
Class A 43,490
Class R6 9,859
Total $ 4,406,326
Shares (unlimited number of shares authorized with no par value):
Fund Shares 181,866
Institutional Shares 208,851
Class A 3,917
Class R6 885
Total 395,519
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 11.15
Institutional Shares 11.14
Class A 11.10
Class R6 11.14
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11.36
(a) Includes $12,640 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
30
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Income
Fund
Investment Income:
Dividends $ 3,265
Interest 204,311
Securities lending (net of fees) 457
Total Income 208,033
Expenses:
Investment advisory fees 14,776
Administration fees — Fund Shares 3,192
Administration fees — Institutional Shares 2,439
Administration fees — Class A 71
Administration fees — Class R6 4
Sub-Administration fees 30
12b-1 fees — Class A 118
Custodian fees 197
Transfer agent fees — Fund Shares 2,459
Transfer agent fees — Institutional Shares 2,556
Transfer agent fees — Class A 50
Transfer agent fees — Class R6 1
Trustees' fees 52
Compliance fees 43
Legal and audit fees 80
State registration and filing fees 98
Other expenses 325
Recoupment of prior expenses waived/reimbursed by Adviser 50
Total Expenses 26,541
Expenses waived/reimbursed by Adviser (226)
Net Expenses 26,315
Net Investment Income (Loss) 181,718
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (127,942)
Net change in unrealized appreciation/depreciation on investment securities 9,142
Net realized/unrealized gains (losses) on investments (118,800)
Change in net assets resulting from operations $ 62,918

31
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Income Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 181,718 $ 126,520 $ 183,503
Net realized gains (losses) (127,942) (53,978) 86,461
Net change in unrealized appreciation/depreciation 9,142 (121,120) (967,789)
Change in net assets resulting from operations 62,918 (48,578) (697,825)
Distributions to Shareholders:
Fund Shares (84,419) (57,735) (138,655)
Institutional Shares (98,138) (66,246) (177,468)
Class A (1,770) (1,248) (3,221)
Class C — — (1)(b)
Class R6 (350) (161) (386)
Change in net assets resulting from distributions to shareholders (184,677) (125,390) (319,731)
Change in net assets resulting from capital transactions (356,890) (393,679) (1,603,627)
Change in net assets (478,649) (567,647) (2,621,183)
Net Assets:
Beginning of period 4,884,975 5,452,622 8,073,805
End of period $ 4,406,326 $ 4,884,975 $ 5,452,622
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class C activity is for the period August 1, 2021 to February 28, 2022 (date of termination).

32
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Income Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 128,480 $ 105,554 $ 207,181
Distributions reinvested 80,900 55,399 133,855
Cost of shares redeemed (387,301) (294,031) (513,299)
Total Fund Shares $ (177,921) $ (133,078) $ (172,263)
Institutional Shares
Proceeds from shares issued $ 377,021 $ 326,497 $ 865,124
Distributions reinvested 97,964 66,122 177,229
Cost of shares redeemed (649,172) (649,886) (2,465,421)
Total Institutional Shares $ (174,187) $ (257,267) $ (1,423,068)
Class A
Proceeds from shares issued $ 417 $ 445 $ 1,188
Distributions reinvested 1,725 1,218 3,151
Cost of shares redeemed (9,191) (6,032) (12,697)
Total Class A $ (7,049) $ (4,369) $ (8,358)
Class C
Distributions reinvested — — 1(b)
Cost of shares redeemed — — (18)(b)
Total Class C $ — $ — $ (17)
Class R6
Proceeds from shares issued $ 5,037 $ 3,274 $ 3,186
Distributions reinvested 348 160 383
Cost of shares redeemed (3,118) (2,399) (3,490)
Total Class R6 $ 2,267 $ 1,035 $ 79
Change in net assets resulting from capital transactions $ (356,890) $ (393,679) $ (1,603,627)
Share Transactions:
Fund Shares
Issued 11,462 9,326 16,135
Reinvested 7,252 4,940 10,327
Redeemed (34,651) (26,038) (40,248)
Total Fund Shares (15,937) (11,772) (13,786)
Institutional Shares
Issued 33,600 28,892 65,642
Reinvested 8,791 5,898 13,649
Redeemed (58,082) (57,422) (186,510)
Total Institutional Shares (15,691) (22,632) (107,219)
Class A
Issued 37 39 90
Reinvested 155 109 244
Redeemed (824) (536) (996)
Total Class A (632) (388) (662)
Class C
Reinvested — — —(b)(c)
Redeemed — — (1)(b)
Total Class C — — (1)
Class R6
Issued 449 290 254
Reinvested 31 14 30
Redeemed (279) (211) (278)
Total Class R6 201 93 6
Change in Shares (32,059) (34,699) (121,662)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class C activity is for the period August 1, 2021 to February 28, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory Income Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.43 $11.80 $13.83 $13.95 $13.28 $12.68
Investment Activities:
Net investment income (loss) 0.44(b) 0.29(b) 0.36(b) 0.40(b) 0.43(b) 0.45
Net realized and unrealized gains (losses) (0.27) (0.37) (1.76) 0.11 0.69 0.60
Total from Investment Activities 0.17 (0.08) (1.40) 0.51 1.12 1.05
Distributions to Shareholders from:
Net investment income (0.45) (0.29) (0.36) (0.40) (0.41) (0.45)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.45) (0.29) (0.63) (0.63) (0.45) (0.45)
Net Asset Value, End of Period $11.15 $11.43 $11.80 $13.83 $13.95 $13.28
Total Return(d)(e) 1.53% (0.64)% (10.41)% 3.75% 8.64% 8.50%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.59% 0.58% 0.46% 0.44% 0.50% 0.55%
Net Investment Income (Loss)(f) 3.92% 3.40% 2.78% 2.90% 3.22% 3.49%
Gross Expenses(f)(i) 0.60% 0.59% 0.46% 0.44% 0.50% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $2,026,932 $2,260,747 $2,472,982 $3,089,682 $3,292,322 $3,214,507
Portfolio Turnover(d)(j) 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Income Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.42 $11.79 $13.82 $13.94 $13.27 $12.67
Investment Activities:
Net investment income (loss) 0.44(b) 0.29(b) 0.36(b) 0.41(b) 0.44(b) 0.45
Net realized and unrealized gains (losses) (0.27) (0.37) (1.75) 0.11 0.69 0.61
Total from Investment Activities 0.17 (0.08) (1.39) 0.52 1.13 1.06
Distributions to Shareholders from:
Net investment income (0.45) (0.29) (0.37) (0.41) (0.42) (0.46)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.45) (0.29) (0.64) (0.64) (0.46) (0.46)
Net Asset Value, End of Period $11.14 $11.42 $11.79 $13.82 $13.94 $13.27
Total Return(d)(e) 1.58% (0.62)% (10.37)% 3.80% 8.78% 8.58%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.55% 0.54% 0.41% 0.40% 0.45% 0.48%
Net Investment Income (Loss)(f) 3.96% 3.44% 2.81% 2.95% 3.28% 3.56%
Gross Expenses(f)(i) 0.55% 0.55% 0.41% 0.40% 0.45% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $2,326,045 $2,564,595 $2,914,607 $4,898,801 $4,978,740 $5,048,203
Portfolio Turnover(d)(j) 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Income Fund
Class A
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.39 $11.76 $13.79 $13.91 $13.24 $12.65
Investment Activities:
Net investment income (loss) 0.41(b) 0.27(b) 0.32(b) 0.36(b) 0.40(b) 0.42
Net realized and unrealized gains (losses) (0.28) (0.38) (1.75) 0.11 0.69 0.59
Total from Investment Activities 0.13 (0.11) (1.43) 0.47 1.09 1.01
Distributions to Shareholders from:
Net investment income (0.42) (0.26) (0.33) (0.36) (0.38) (0.42)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.42) (0.26) (0.60) (0.59) (0.42) (0.42)
Net Asset Value, End of Period $11.10 $11.39 $11.76 $13.79 $13.91 $13.24
Total Return (excludes sales charge)(d)(e) 1.20% (0.83)% (10.65)% 3.50% 8.40% 8.20%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.85% 0.83% 0.71% 0.70% 0.77% 0.77%
Net Investment Income (Loss)(f) 3.66% 3.15% 2.53% 2.64% 2.96% 3.28%
Gross Expenses(f)(i) 0.88% 0.87% 0.72% 0.71% 0.77% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $43,490 $51,813 $58,054 $77,209 $87,216 $95,026
Portfolio Turnover(d)(j) 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Income Fund
Class R6
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.43 $11.80 $13.83 $13.95 $13.27 $12.67
Investment Activities:
Net investment income (loss) 0.46(b) 0.30(b) 0.38(b) 0.42(b) 0.45(b) 0.47
Net realized and unrealized gains (losses) (0.29) (0.38) (1.76) 0.11 0.70 0.60
Total from Investment Activities 0.17 (0.08) (1.38) 0.53 1.15 1.07
Distributions to Shareholders from:
Net investment income (0.46) (0.29) (0.38) (0.42) (0.43) (0.47)
Net realized gains — — (0.27) (0.23) (0.04) —(c)
Total Distributions (0.46) (0.29) (0.65) (0.65) (0.47) (0.47)
Net Asset Value, End of Period $11.14 $11.43 $11.80 $13.83 $13.95 $13.27
Total Return(d)(e) 1.58% (0.58)% (10.28)% 3.90% 8.86% 8.68%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.45% 0.49% 0.32% 0.30% 0.37% 0.39%
Net Investment Income (Loss)(f) 4.07% 3.50% 2.93% 3.07% 3.35% 3.65%
Gross Expenses(f)(i) 0.57% 0.74% 0.45% 0.35% 0.37% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $9,859 $7,820 $6,979 $8,094 $21,794 $20,840
Portfolio Turnover(d)(j) 25% 13% 29% 20% 25% 13%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
37
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Income Fund Income Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
38
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks
Level 1 Level 2 Level 3 Total
Income Fund
Asset-Backed Securities ......................................... $ — $ 428,702 $ — $ 428,702
Collateralized Mortgage Obligations ................................ — 232,566 — 232,566
Preferred Stocks ............................................... 33,643 — — 33,643
Senior Secured Loans ........................................... — 1,997 — 1,997
Corporate Bonds .............................................. — 1,762,485 — 1,762,485
Yankee Dollars ............................................... — 516,755 — 516,755
Municipal Bonds .............................................. — 132,432 — 132,432
U.S. Government Agency Mortgages ................................ — 268,845 — 268,845
U.S. Treasury Obligations ........................................ — 957,581 — 957,581
Commercial Paper ............................................. — 45,385 — 45,385
Collateral for Securities Loaned ................................... 13,145 — — 13,145
Total ....................................................... $ 46,788 $ 4,346,748 $ — $ 4,393,536

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
39
and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of April 30, 2024.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
40
and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Income Fund .................................................... $ 12,640 $ — $ 13,145
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Income Fund ................................................... $ 459,180 $ 1,151,999 $ 676,035 $ 355,725
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
41
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the
Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the largest funds within the Lipper A Rated Bond Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Income Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 1,560 $ 2,081 $ 36 $ 5
as annual % rate 0.07% 0.09% 0.08% 0.06%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
42
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52% 0.46% 0.77% 0.39%
Amount
Income Fund ........................................................................................ $ 50
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Income Fund ............................................ $ 3 $ 19 $ 230 $ 226 $ 478

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
43
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
44
is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, perpetual bonds, and hybrid accruals on interest purchased.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Income Fund ........................................................................... $ 184,677 $ 184,677
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Income Fund ........................................................................... $ 125,390 $ 125,390
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Income Fund ............................................................. $ 193,707 $ 126,024 $ 319,731
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Income Fund ..................................... $ 6,807 $ 6,807 $ (183,737) $ (515,934) $ (692,864)
Short-Term
Amount
Long-Term
Amount Total
Income Fund ......................................................... $ (860) $ (182,877) $ (183,737)

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
45
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Income Fund ....................................... $ 4,909,470 $ 15,624 $ (531,558) $ (515,934)

46
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Income Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
47
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
48
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
49
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
50
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Income Fund
Fund Shares ............................ $ 1,000.00 $ 1,068.80 $ 1,021.93 $ 3.03 $ 2.97 0.59%
Institutional Shares ....................... 1,000.00 1,069.10 1,022.18 2.78 2.72 0.54%
Class A ............................... 1,000.00 1,066.90 1,020.69 4.32 4.22 0.84%
Class R6 .............................. 1,000.00 1,068.60 1,022.68 2.26 2.21 0.44%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
51
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
52
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Income Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
53
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, was above its Lipper index for the one- and three-year periods ended June 30, 2023, and was below its Lipper index for the five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
54
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
55
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
56
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
57
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
58
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23423-0624

April 30, 2024
Annual Report
Victory Income Stock Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
15
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 25
Supplemental Information (Unaudited)
Trustee and Officer Information
26
Proxy Voting and Portfolio Holdings Information
29
Expense Examples
29
Additional Federal Income Tax Information
30
Advisory Contract Approval
31
Liquidity Risk Management Program
34
Privacy Policy
35

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Income Stock Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Income Stock Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 17.37% and 17.35%, respectively. This compares to returns of 13.42% for the
Russell 1000
®
Value Index (the “Index”) and 12.46% for the Lipper Equity Income Funds Index.

4
Victory Income Stock Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For this reporting period, the Fund outperformed the Index. Strong stock selection, especially within information technology, health care, and consumer discretionary, drove this outperformance. Notably, our picks within the semiconductor segment of the information technology sector stood out. Regarding allocation, an overweight position in information technology and industrials sectors contributed positively, while being underweight in financials had a negative impact. However, our strong selection within the financials sector compensated for this underweighting.
Thank you for allowing us to assist you with your investment needs.

5
Victory Income Stock Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Income Stock Fund — Growth of $10,000
1
The unmanaged Russell 1000
®
Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index companies
with lower price-to-book ratios and lower forecasted growth rates. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Equity Income Funds Index tracks the total return performance of funds within the Lipper Equity Income Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 5/4/87 8/1/08
Net Asset
Value
Net Asset
Value
Russell 1000
®
Value Index
1
Lipper Equity
Income Funds
Index
2
One Year 17.37% 17.35% 13.42% 12.46%
Five Year 9.29% 9.30% 8.60% 9.18%
Ten Year 8.86% 8.89% 8.43% 8.76%

6
Victory Portfolios III
Victory Income Stock Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
JPMorgan Chase & Co.
5.1%
Johnson & Johnson
2.5%
Comcast Corp., Class A
2.1%
Wells Fargo & Co.
2.1%
Bristol-Myers Squibb Co.
2.0%
QUALCOMM, Inc.
2.0%
The Procter & Gamble Co.
1.9%
Valero Energy Corp.
1.7%
Merck & Co., Inc.
1.7%
Cisco Systems, Inc.
1.7%
Financials
19.3%
Industrials
15.7%
Health Care
14.3%
Consumer Staples
9.9%
Information Technology
8.6%
Energy
6.8%
Consumer Discretionary
6.5%
Materials
6.2%
Real Estate
5.0%
Utilities
4.1%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Income Stock Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Communication Services (3.2%):
Comcast Corp., Class A .................................................. 1,464,342 $ 55,806
Fox Corp., Class A ...................................................... 393,985 12,217
Omnicom Group, Inc. .................................................... 151,637 14,078
Sirius XM Holdings, Inc.(a) ............................................... 501,619 1,475
83,576
Consumer Discretionary (6.5%):
Best Buy Co., Inc. ...................................................... 168,974 12,443
Garmin Ltd. ........................................................... 45,078 6,512
H&R Block, Inc. ....................................................... 258,512 12,210
Lennar Corp., Class A .................................................... 133,681 20,269
Lowe's Cos., Inc. ....................................................... 113,570 25,893
PulteGroup, Inc. ........................................................ 96,611 10,764
Starbucks Corp. ........................................................ 74,078 6,555
Tapestry, Inc. .......................................................... 179,884 7,181
The Home Depot, Inc. ................................................... 87,349 29,194
Toll Brothers, Inc. ...................................................... 155,942 18,574
Williams-Sonoma, Inc. ................................................... 69,492 19,929
169,524
Consumer Staples (9.9%):
Altria Group, Inc. ....................................................... 895,856 39,247
Archer-Daniels-Midland Co. ............................................... 145,220 8,519
Colgate-Palmolive Co. ................................................... 386,033 35,484
Kimberly-Clark Corp. .................................................... 109,649 14,970
PepsiCo, Inc. .......................................................... 148,728 26,163
Philip Morris International, Inc. ............................................. 254,924 24,203
Target Corp. .......................................................... 225,198 36,252
The Kroger Co. ........................................................ 422,058 23,374
The Procter & Gamble Co. ................................................ 292,931 47,806
256,018
Energy (6.8%):
ConocoPhillips ........................................................ 181,703 22,825
Devon Energy Corp. ..................................................... 292,853 14,988
Diamondback Energy, Inc. ................................................ 95,857 19,280
EOG Resources, Inc. .................................................... 258,515 34,158
Exxon Mobil Corp. ..................................................... 193,517 22,887
Marathon Petroleum Corp. ................................................ 42,454 7,715
Phillips 66 ............................................................ 69,992 10,023
Valero Energy Corp. ..................................................... 280,175 44,792
176,668
Financials (19.3%):
American Express Co. ................................................... 115,808 27,103
American Financial Group, Inc. ............................................. 40,373 5,158
American International Group, Inc. .......................................... 296,436 22,325
Ameriprise Financial, Inc. ................................................. 60,817 25,044
Annaly Capital Management, Inc. ........................................... 261,696 4,904
Apollo Global Management, Inc. ............................................ 117,120 12,693
Bank OZK ............................................................ 49,639 2,216
Capital One Financial Corp. ............................................... 148,477 21,296
Corebridge Financial, Inc.(a) ............................................... 186,423 4,951
East West Bancorp, Inc. .................................................. 110,829 8,256
Everest Group Ltd. ...................................................... 57,264 20,982
Fidelity National Financial, Inc. ............................................ 270,100 13,370
Fifth Third Bancorp ..................................................... 262,835 9,583
First Horizon Corp. ..................................................... 361,057 5,387
Houlihan Lokey, Inc. .................................................... 10,755 1,371
JPMorgan Chase & Co. .................................................. 694,861 133,233
Popular, Inc. .......................................................... 139,367 11,845
Regions Financial Corp. .................................................. 698,561 13,461

Victory Portfolios III
Victory Income Stock Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
SEI Investments Co. ..................................................... 19,315 $ 1,274
Starwood Property Trust, Inc. .............................................. 116,541 2,211
Synchrony Financial ..................................................... 675,469 29,707
The Allstate Corp. ...................................................... 150,930 25,667
The Bank of New York Mellon Corp. ......................................... 191,861 10,838
The Goldman Sachs Group, Inc. ............................................ 35,618 15,199
The Hartford Financial Services Group, Inc. .................................... 87,186 8,447
Visa, Inc., Class A ...................................................... 14,984 4,025
W.R. Berkley Corp. ..................................................... 59,405 4,572
Webster Financial Corp. .................................................. 60,596 2,656
Wells Fargo & Co. ...................................................... 914,918 54,273
502,047
Health Care (14.3%):
AbbVie, Inc. .......................................................... 226,712 36,872
Amgen, Inc. ........................................................... 45,196 12,381
Bristol-Myers Squibb Co. ................................................. 1,200,842 52,765
Cardinal Health, Inc. .................................................... 296,453 30,546
Chemed Corp. ......................................................... 10,224 5,807
CVS Health Corp. ...................................................... 365,658 24,759
Elevance Health, Inc. .................................................... 11,493 6,075
Gilead Sciences, Inc. .................................................... 380,289 24,795
Johnson & Johnson ..................................................... 455,853 65,912
Merck & Co., Inc. ...................................................... 335,131 43,306
Pfizer, Inc. ............................................................ 1,091,848 27,973
Quest Diagnostics, Inc. ................................................... 89,228 12,330
Royalty Pharma PLC, Class A .............................................. 141,182 3,911
The Cigna Group ....................................................... 64,201 22,922
370,354
Industrials (15.7%):
3M Co. .............................................................. 229,464 22,146
AGCO Corp. .......................................................... 31,822 3,634
Automatic Data Processing, Inc. ............................................ 118,967 28,777
Caterpillar, Inc. ........................................................ 78,815 26,369
Cintas Corp. .......................................................... 7,829 5,154
Cummins, Inc. ......................................................... 48,332 13,653
Expeditors International of Washington, Inc. .................................... 58,732 6,537
Fastenal Co. ........................................................... 177,433 12,055
FedEx Corp. .......................................................... 109,807 28,745
Ferguson PLC ......................................................... 149,701 31,422
General Dynamics Corp. .................................................. 44,109 12,663
Illinois Tool Works, Inc. .................................................. 111,483 27,214
Lennox International, Inc. ................................................. 33,072 15,326
Lockheed Martin Corp. ................................................... 25,702 11,950
ManpowerGroup, Inc. ................................................... 100,528 7,585
Masco Corp. .......................................................... 296,574 20,301
MSC Industrial Direct Co., Inc. ............................................. 13,852 1,264
Owens Corning ........................................................ 179,087 30,124
PACCAR, Inc. ......................................................... 144,818 15,367
Parker-Hannifin Corp. ................................................... 33,536 18,274
Paychex, Inc. .......................................................... 266,668 31,683
Snap-on, Inc. .......................................................... 57,393 15,379
United Parcel Service, Inc., Class B .......................................... 61,453 9,063
United Rentals, Inc. ..................................................... 19,186 12,816
407,501
Information Technology (8.6%):
Accenture PLC, Class A .................................................. 22,246 6,694
Broadcom, Inc. ........................................................ 23,090 30,023
Cisco Systems, Inc. ..................................................... 914,040 42,942
Hewlett Packard Enterprise Co. ............................................. 517,225 8,793
HP, Inc. .............................................................. 776,814 21,821
International Business Machines Corp. ........................................ 89,940 14,948

Victory Portfolios III
Victory Income Stock Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
KLA Corp. ........................................................... 5,468 $ 3,769
Motorola Solutions, Inc. .................................................. 5,714 1,938
NetApp, Inc. .......................................................... 191,350 19,558
QUALCOMM, Inc. ..................................................... 315,226 52,280
Skyworks Solutions, Inc. ................................................. 195,509 20,839
223,605
Materials (6.2%):
Celanese Corp. ......................................................... 41,517 6,378
CF Industries Holdings, Inc. ............................................... 284,134 22,438
Dow, Inc. ............................................................ 232,246 13,215
LyondellBasell Industries NV, Class A ........................................ 350,699 35,059
Nucor Corp. ........................................................... 103,104 17,376
Olin Corp. ............................................................ 57,955 3,030
Packaging Corp. of America ............................................... 141,248 24,433
Reliance, Inc. .......................................................... 14,997 4,270
Steel Dynamics, Inc. ..................................................... 40,745 5,302
The Mosaic Co. ........................................................ 589,497 18,504
Westlake Corp. ........................................................ 80,072 11,799
161,804
Real Estate (5.0%):
Alexandria Real Estate Equities, Inc. ......................................... 85,319 9,886
AvalonBay Communities, Inc. .............................................. 59,254 11,233
Crown Castle, Inc. ...................................................... 107,841 10,113
CubeSmart ........................................................... 76,305 3,086
Extra Space Storage, Inc. ................................................. 52,031 6,987
Federal Realty Investment Trust ............................................ 26,373 2,747
Healthpeak Properties, Inc. ................................................ 820,558 15,271
Host Hotels & Resorts, Inc. ................................................ 332,487 6,274
Kilroy Realty Corp. ..................................................... 58,582 1,980
Kimco Realty Corp. ..................................................... 282,365 5,260
Lamar Advertising Co., Class A ............................................. 19,414 2,249
NNN REIT, Inc. ........................................................ 120,758 4,894
Prologis, Inc. .......................................................... 62,038 6,331
Public Storage ......................................................... 18,337 4,758
Realty Income Corp. .................................................... 211,273 11,312
Regency Centers Corp. ................................................... 58,145 3,443
Simon Property Group, Inc. ............................................... 59,738 8,395
VICI Properties, Inc. .................................................... 585,951 16,729
130,948
Utilities (4.1%):
Duke Energy Corp. ...................................................... 155,449 15,274
Entergy Corp. ......................................................... 72,099 7,691
NiSource, Inc. ......................................................... 296,371 8,257
NRG Energy, Inc. ....................................................... 341,704 24,832
OGE Energy Corp. ...................................................... 47,524 1,647
Sempra .............................................................. 297,120 21,283
The AES Corp. ........................................................ 322,178 5,767
The Southern Co. ....................................................... 289,707 21,293
106,044
Total Common Stocks (Cost $2,133,781)
a
a
a
2,588,089
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(b) ........ 1,672,834 1,672
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(b) ............ 1,672,834 1,673
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(b) ............... 1,672,834 1,673

Victory Portfolios III
Victory Income Stock Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(b) . 1,672,834 $ 1,673
Total Collateral for Securities Loaned (Cost $6,691)
a
a
a
6,691
Total Investments (Cost $2,140,472) — 99.9% 2,594,780
Other assets in excess of liabilities — 0.1% 2,572
NET ASSETS - 100.00% $ 2,597,352
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on April 30, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
April 30, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Income
Stock Fund
Assets:
Investments, at value (Cost $2,140,472) $ 2,594,780 (a)
Cash 7,898
Receivables:
Interest and dividends 3,147
Capital shares issued 246
Reclaims 338
Prepaid expenses 38
Total Assets 2,606,447
Liabilities:
Payables:
Collateral received on loaned securities 6,691
Capital shares redeemed 648
Accrued expenses and other payables:
Investment advisory fees 1,178
Administration fees 290
Custodian fees 18
Transfer agent fees 167
Compliance fees 2
Trustees' fees 2
Other accrued expenses 99
Total Liabilities 9,095
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,931,862
Total accumulated earnings (loss) 665,490
Net Assets $ 2,597,352
Net Assets:
Fund Shares $ 1,727,892
Institutional Shares 869,460
Total $ 2,597,352
Shares (unlimited number of shares authorized with no par value):
Fund Shares 89,500
Institutional Shares 45,120
Total 134,620
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 19 .31
Institutional Shares 19 .27
(a) Includes $6,362 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Income
Stock Fund
Investment Income:
Dividends $ 74,367
Interest 327
Securities lending (net of fees) 502
Foreign tax withholding (40)
Total Income 75,156
Expenses:
Investment advisory fees 12,904
Administration fees — Fund Shares 2,462
Administration fees — Institutional Shares 835
Sub-Administration fees 24
Custodian fees 104
Transfer agent fees — Fund Shares 985
Transfer agent fees — Institutional Shares 876
Trustees' fees 50
Compliance fees 23
Legal and audit fees 84
State registration and filing fees 46
Interfund lending fees 1
Other expenses 163
Recoupment of prior expenses waived/reimbursed by Adviser 10
Total Expenses 18,567
Expenses waived/reimbursed by Adviser (50)
Net Expenses 18,517
Net Investment Income (Loss) 56,639
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 212,518
Net change in unrealized appreciation/depreciation on investment securities 130,033
Net realized/unrealized gains (losses) on investments 342,551
Change in net assets resulting from operations $ 399,190

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Income Stock Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 56,639 $ 47,643 $ 57,445
Net realized gains (losses) 212,518 89,030 255,926
Net change in unrealized appreciation/depreciation 130,033 (95,215) (234,853)
Change in net assets resulting from operations 399,190 41,458 78,518
Distributions to Shareholders:
Fund Shares (95,582) (146,869) (173,892)
Institutional Shares (48,930) (77,394) (115,113)
Class R6 — — (3) (b)
Change in net assets resulting from distributions to shareholders (144,512) (224,263) (289,008)
Change in net assets resulting from capital transactions (65,766) (33,037) 15,459
Change in net assets 188,912 (215,842) (195,031)
Net Assets:
Beginning of period 2,408,440 2,624,282 2,819,313
End of period $ 2,597,352 $ 2,408,440 $ 2,624,282
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class R6 activity is for the period August 1, 2021 to February 28, 2022 (date of termination).

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Income Stock Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 67,252 $ 49,181 $ 83,412
Distributions reinvested 92,132 142,138 168,003
Cost of shares redeemed (204,034) (139,476) (196,041)
Total Fund Shares $ (44,650) $ 51,843 $ 55,374
Institutional Shares
Proceeds from shares issued $ 54,012 $ 132,125 $ 238,151
Distributions reinvested 48,854 77,277 115,011
Cost of shares redeemed (123,982) (294,282) (393,052)
Total Institutional Shares $ (21,116) $ (84,880) $ (39,890)
Class R6
Proceeds from shares issued $ — $ — $ 3 (b)
Distributions reinvested — — 3 (b)
Cost of shares redeemed — — (31) (b)
Total Class R6 $ — $ — $ (25)
Change in net assets resulting from capital transactions $ (65,766) $ (33,037) $ 15,459
Share Transactions:
Fund Shares
Issued 3,676 2,742 4,240
Reinvested 5,068 7,968 8,564
Redeemed (11,249) (7,800) (9,964)
Total Fund Shares (2,505) 2,910 2,840
Institutional Shares
Issued 3,000 7,239 11,749
Reinvested 2,692 4,338 5,867
Redeemed (6,764) (16,307) (20,215)
Total Institutional Shares (1,072) (4,730) (2,599)
Class R6
Issued — — — (b) (c)
Reinvested — — — (b) (c)
Redeemed — — (1) (b)
Total Class R6 — — (1)
Change in Shares (3,577) (1,820) 240
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class R6 activity is for the period August 1, 2021 to February 28, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory Income Stock Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.44 $18.75 $20.18 $15.73 $19.78 $20.24
Investment Activities:
Net investment income (loss) 0.42(b) 0.34(b) 0.40(b) 0.34(b) 0.40(b) 0.43
Net realized and unrealized gains (losses) 2.52 0.01 0.21 4.45 (0.87) 0.70
Total from Investment Activities 2.94 0.35 0.61 4.79 (0.47) 1.13
Distributions to Shareholders from:
Net investment income (0.44) (0.29) (0.43) (0.33) (0.36) (0.44)
Net realized gains (0.63) (1.37) (1.61) (0.01) (3.22) (1.15)
Total Distributions (1.07) (1.66) (2.04) (0.34) (3.58) (1.59)
Net Asset Value, End of Period $19.31 $17.44 $18.75 $20.18 $15.73 $19.78
Total Return(c)(d) 17.37% 1.82% 2.75% 30.75% (3.84)% 6.26%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.75% 0.74% 0.70% 0.70% 0.74% 0.75%
Net Investment Income (Loss)(e) 2.32% 2.55% 2.04% 1.90% 2.31% 2.44%
Gross Expenses(e)(h) 0.75% 0.74% 0.70% 0.70% 0.74% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $1,727,892 $1,604,350 $1,670,838 $1,740,731 $1,482,959 $1,707,034
Portfolio Turnover(c)(i) 58% 32% 50% 53% 64% 86%(j)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Income Stock Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.41 $18.72 $20.15 $15.71 $19.76 $20.22
Investment Activities:
Net investment income (loss) 0.42(b) 0.34(b) 0.40(b) 0.34(b) 0.40(b) 0.43
Net realized and unrealized gains (losses) 2.51 0.02 0.21 4.44 (0.86) 0.70
Total from Investment Activities 2.93 0.36 0.61 4.78 (0.46) 1.13
Distributions to Shareholders from:
Net investment income (0.44) (0.30) (0.43) (0.33) (0.37) (0.44)
Net realized gains (0.63) (1.37) (1.61) (0.01) (3.22) (1.15)
Total Distributions (1.07) (1.67) (2.04) (0.34) (3.59) (1.59)
Net Asset Value, End of Period $19.27 $17.41 $18.72 $20.15 $15.71 $19.76
Total Return(c)(d) 17.35% 1.83% 2.77% 30.75% (3.81)% 6.30%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.74% 0.72% 0.68% 0.68% 0.72% 0.73%
Net Investment Income (Loss)(e) 2.33% 2.57% 2.05% 1.91% 2.34% 2.47%
Gross Expenses(e)(h) 0.75% 0.73% 0.69% 0.69% 0.72% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $869,460 $804,090 $953,444 $1,078,555 $1,028,803 $1,088,446
Portfolio Turnover(c)(i) 58% 32% 50% 53% 64% 86%(j)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
17
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Income Stock Fund Income Stock Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
18
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Level 1 Level 2 Level 3 Total
Income Stock Fund
Common Stocks ............................................... $ 2,588,089 $ — $ — $ 2,588,089
Collateral for Securities Loaned ................................... 6,691 — — 6,691
Total ....................................................... $ 2,594,780 $ — $ — $ 2,594,780
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Income Stock Fund ............................................... $ 6,362 $ — $ 6,691

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
19
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities
Purchases Sales
Income Stock Fund ........................................................................ $ 1,431,467 $ 1,580,161
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
20
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Income Stock Fund Fund Shares
Institutional
Shares
in thousands $ 332 $ 192
as annual % rate 0.02% 0.02%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
21
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
In effect until August 31, 2024
Fund Shares Institutional Shares
Income Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 0.72%
Amount
Income Stock Fund ................................................................................... $ 10
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Income Stock Fund ....................................... $ 16 $ 33 $ 73 $ 50 $ 172
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Income Stock Fund Fund Shares
Institutional
Shares
in thousands $ 332 $ 192
as annual % rate 0.02% 0.02%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
22
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Financials Sectors Risk — The Fund's investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. Financial companies, such as retail and commercial banks, insurance companies, and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants in their fields of business.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Income Stock Fund .............................. Borrower $ — $ 3,720 5.85% $ 4,972

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
23
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
At the tax year ended April 30, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Income Stock Fund ......................................................................... $ (10,031) $ 10,031
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Income Stock Fund ........................................................ $ 69,398 $ 75,114 $ 144,512
Nine Months Ended April 30, 2023*
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Income Stock Fund ........................................................ $ 59,893 $ 164,370 $ 224,263
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Income Stock Fund ........................................................ $ 82,964 $ 206,044 $ 289,008
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Income Stock Fund ................................ $ 34,252 $ 176,933 $ 211,185 $ 454,305 $ 665,490
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Income Stock Fund .................................. $ 2,140,475 $ 504,343 $ (50,038) $ 454,305

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
24
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

25
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Income Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Income Stock Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
26
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
27
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
28
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Income Stock Fund
Fund Shares ............................ $ 1,000.00 $ 1,199.20 $ 1,021.03 $ 4.21 $ 3.87 0.77%
Institutional Shares ....................... 1,000.00 1,199.00 1,021.03 4.21 3.87 0.77%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 81%.
For the year ended April 30, 2024, the Fund designated short-term capital gain distributions in the amount of $9,821 thousand.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $80,576 thousand.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Income Stock Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
32
(Unaudited)
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the
Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusion – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
33
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
36
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
37
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23421-0624

April 30, 2024
Annual Report
Victory Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 4
Investment Objective and Portfolio Holdings (Unaudited) 5
Schedule of Portfolio Investments 6
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Report of Independent Registered Public Accounting Firm 19
Supplemental Information (Unaudited)
Trustee and Officer Information
20
Proxy Voting and Portfolio Holdings Information
23
Expense Example
23
Additional Federal Income Tax Information
24
Advisory Contract Approval
25
Privacy Policy
28

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Money Market Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the twelve-month reporting period from May 1, 2023 to April 30, 2024, market conditions changed significantly.
After aggressively raising their target range for federal funds in an effort to cool the economy and control inflation, officials at the U.S. Federal Reserve (the “Fed”) paused rate hikes after their July 2023 meeting. Though inflation is still higher than the
Fed’s target level, they decided to pause rate hikes in order to assess the impact higher interest rates would have on the economy.
The future direction of short-term rates is uncertain, but several officials at the Fed have indicated that, depending on incoming economic data, future interest rate cuts may be appropriate.
The target range for federal funds began the reporting period at 4.75% - 5.00% and ended the reporting period at 5.25% - 5.50%.
As a result of the Fed’s interest rate target increases during the reporting period, short-term interest rates rose. This resulted in higher yields on U.S. Treasury bills, repurchase agreements, and short-term notes. We would expect this trend to reverse should the Fed decide to decrease the fed funds rate in the future.
How did the Victory Money Market Fund (the “Fund”) perform during the reporting period?
For the reporting period ended April 30, 2024, the Fund had a return of 5.14%, compared to an average return of 5.08% for the funds in the Lipper Money Market Funds category.
What strategies did you employ during the period?
During the reporting period ending April 30, 2024, we continued to invest in commercial paper, fixed- and floating-rate Yankee
CDs, fixed- and floating-rate domestic CDs, Treasury securities, and repurchase agreements. We maintained the Fund’s investments in floating-rate securities as interest rates moved higher while also maintaining our exposure to variable rate demand notes. Both of these categories of investment pay higher rates as interest rates move higher. As always, we relied on our team of analysts to help us identify securities that we believe represented attractive relative value. These specialists also continue to analyze and monitor every holding in the portfolio.
Thank you for allowing us to assist in your investment needs.

4
Victory Money Market Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including any periods of market stress.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Money Market Fund — Growth of $10,000
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
INCEPTION DATE 1/30/81
Net Asset
Value
One Year 5.14%
Five Year 1.91%
Ten Year 1.25%

5
Victory Portfolios III
Victory Money Market Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks the highest income consistent with preservation of capital and the maintenance of liquidity.
Asset Allocation:
April 30, 2024
(% of Net Assets)
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
* Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Money Market Fund
6
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Corporate Bonds (1.5%)
Financials (1.5%):
Bass Pro Rossford Development Co. LLC (LOC - Fifth Third Bank) , 5 .42% , 11/1/27 (a) .... $ 12,715 $ 12,715
NLS 2015 Irrevocable Trust (LOC - Bank of Oklahoma, N.A.) , 5 .60% , 12/1/39 , Callable
6/6/24 @ 100 (a) .................................................... 11,260 11,260
Stobro Co. LP (LOC - Federal Home Loan Bank of Pittsburgh) , 5 .38% , 1/1/32 , Callable 6/6/24
@ 100 (a) ......................................................... 7,520 7,520
31,495
Total Corporate Bonds (Cost $31,495)
a
a
a
31,495
Municipal Bonds (1.0%)
Arizona (1.0%):
The Yavapai County IDA Revenue (LOC - Bank of Nova Scotia) , 5 .40% , 9/1/35 , Continuously
Callable @100 (a) ................................................... 20,000 20,000
Total Municipal Bonds (Cost $20,000)
a
a
a
20,000
U.S. Treasury Obligations (9.7%)
U.S. Treasury Bills
5 .28% , 5/21/24 (b) .................................................. 100,000 99,709
5 .29% , 5/28/24 (b) .................................................. 100,000 99,605
Total U.S. Treasury Obligations (Cost $199,314)
a
a
a
199,314
Commercial Paper (62.5%)
Communication Services (2.9%):
AT&T, Inc. , 5 .47% , 5/8/24 (b) (c) ............................................ 20,000 19,979
Verizon Communications, Inc.
5 .50% , 5/6/24 (b) (c) ................................................. 20,000 19,985
5 .52% , 5/20/24 (b) (c) ................................................ 20,000 19,942
59,906
Consumer Discretionary (3.9%):
AutoNation, Inc. , 5 .80% , 5/1/24 (b) (c) ........................................ 80,000 80,000
Consumer Staples (3.9%):
Dairy Farmers of America, Inc. , 5 .48% , 5/1/24 (b) (c) .............................. 80,000 80,000
Energy (4.5%):
Canadian Natural Resources Ltd. , 5 .90% , 5/24/24 (b) (c) ............................ 70,000 69,737
Kinder Morgan, Inc. , 5 .45% , 5/1/24 (b) (c) ...................................... 23,000 23,000
92,737
Financials (20.2%):
American Honda Finance Corp.
5 .70% , 5/6/24 (b) (c) ................................................. 20,000 19,984
5 .65% , 6/5/24 (b) (c) ................................................. 20,000 19,892
Barton Capital SA , 5 .45% , 8/1/24 (b) (c) ....................................... 20,000 19,728
Corporate Asset Funding Co. LLC
5 .43% , 7/19/24 (b) (c) ................................................ 20,000 19,767
5 .47% , 9/6/24 (b) (c) ................................................. 20,000 19,619
Fairway Finance Corp.
5 .43% , 8/8/24 (b) (c) ................................................. 20,000 19,707
5 .44% , 9/16/24 (b) (c) ................................................ 20,000 19,594
5 .44% , 10/1/24 (b) (c) ................................................ 20,000 19,549
Gotham Funding Corp. , 5 .45% , 7/1/24 (b) (c) .................................... 20,000 19,818
Hannover Funding Co. LLC
5 .60% , 5/1/24 (b) (c) ................................................. 40,000 40,000
5 .60% , 6/20/24 (b) (c) ................................................ 20,000 19,846

Victory Portfolios III
Victory Money Market Fund
7
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Hyundai Capital America, Inc.
5 .51% , 5/22/24 (b) (c) ................................................ $ 20,000 $ 19,936
5 .53% , 6/3/24 (b) (c) ................................................. 20,000 19,899
Liberty Street Funding LLC
5 .81% , 8/2/24 (b) (c) ................................................. 20,000 19,712
5 .46% , 10/1/24 (b) (c) ................................................ 20,000 19,549
LMA-Americas LLC
5 .60% , 6/10/24 (b) (c) ................................................ 20,000 19,879
5 .48% , 10/15/24 (b) (c) ............................................... 20,000 19,506
Ridgefield Funding Co. LLC , 5 .58% , 5/20/24 (b) (c) ............................... 20,000 19,942
VW Credit, Inc.
5 .52% , 5/6/24 (b) (c) ................................................. 20,000 19,985
5 .52% , 5/10/24 (b) (c) ................................................ 20,000 19,973
415,885
Industrials (8.2%):
Aviation Capital Group LLC , 5 .73% , 5/1/24 (b) (c) ................................ 80,000 80,000
Johnson Controls International PLC , 5 .43% , 5/1/24 (b) (c) .......................... 70,000 70,000
Union Pacific Corp. , 5 .42% , 5/21/24 (b) (c) ..................................... 20,000 19,940
169,940
Information Technology (4.8%):
Amphenol Corp.
5 .35% , 5/1/24 (b) (c) ................................................. 30,000 30,000
5 .42% , 5/6/24 (b) (c) ................................................. 50,000 49,962
Jabil, Inc. , 5 .96% , 5/1/24 (b) (c) ............................................. 20,000 20,000
99,962
Materials (1.9%):
Glencore Funding LLC
5 .66% , 5/3/24 (b) (c) ................................................. 20,000 19,994
5 .70% , 5/16/24 (b) (c) ................................................ 20,000 19,953
39,947
Utilities (12.2%):
Alabama Power Co. , 5 .38% , 5/3/24 (b) (c) ...................................... 31,000 30,991
Ameren Illinois Co. , 5 .56% , 5/16/24 (b) (c) ..................................... 20,000 19,954
CenterPoint Energy Resources Corp. , 5 .38% , 5/1/24 (b) (c) .......................... 80,000 80,000
Commonwealth Edison Co. , 5 .36% , 5/1/24 (b) (c) ................................ 80,000 80,000
Duke Energy Corp.
5 .45% , 5/3/24 (b) (c) ................................................. 20,000 19,994
5 .54% , 5/9/24 (b) (c) ................................................. 20,000 19,975
250,914
Total Commercial Paper (Cost $1,289,291)
a
a
a
1,289,291
Certificates of Deposit (10.7%)
Bank of America NA , 5 .92% , 5/8/24 ......................................... 20,000,000 20,000
Bank of America NA , 5 .78% , 5/14/24 ........................................ 20,000,000 20,000
Bank of America NA , 5 .62% , 2/14/25 ........................................ 20,000,000 20,000
Bank of America NA , 5 .47% , 8/9/24 ......................................... 20,000,000 20,000
Citibank NA , 5 .70% , 1/10/25 ( SOFR + 38 bps ) (d) ................................. 40,000,000 40,000
Royal Bank of Canada , 5 .95% , 7/15/24 ( FEDL01 + 62 bps ) (d) ........................ 20,000,000 20,000
Royal Bank of Canada , 5 .86% , 6/27/24 ....................................... 20,000,000 20,000
Toronto Dominion Bank , 5 .92% , 5/8/24 ( SOFRRATE + 60 bps ) (d) ..................... 20,000,000 20,000
Wells Fargo Bank NA , 5 .92% , 5/10/24 ( SOFR + 60 bps ) (d) .......................... 20,000,000 20,000
Wells Fargo Bank NA , 5 .61% , 2/21/25 ( SOFR + 29 bps ) (d) .......................... 20,000,000 20,000
Total Certificates of Deposit (Cost $220,000)
a
a
a
220,000

Victory Portfolios III
Victory Money Market Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Repurchase Agreements (14.5%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 5 .28% , purchased on
4/30/24, with a maturity date of 5/1/24, with a value of $299,000 (collateralized by U.S.
Treasury Bond , 2.00% - 4.00%, due 8/15/51 - 11/15/52, with a value of $304,980) ........ 299,000 $ 299,000
Total Repurchase Agreements (Cost $299,000)
a
a
a
299,000
Total Investments (Cost $2,059,100) — 99.9% 2,059,100
Other assets in excess of liabilities — 0.1% 2,490
NET ASSETS - 100.00% $ 2,061,590
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rate represents the effective yield at April 30, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was
$1,289,291 (thousands) and amounted to 62.5% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2024.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
FEDL01
—
Effective Federal Fund Rate
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
April 30, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Money
Market Fund
Assets:
Investments, at value (Cost $1,760,100) $ 1,760,100
Repurchase agreements, at value (Cost $299,000) 299,000
Cash 2,359
Receivables:
Interest 2,277
Capital shares issued 1,341
From Adviser 18
Prepaid expenses 43
Total Assets 2,065,138
Liabilities:
Payables:
Distributions 107
Capital shares redeemed 2,314
Accrued expenses and other payables:
Investment advisory fees 405
Administration fees 169
Custodian fees 45
Transfer agent fees 439
Compliance fees 1
Trustees' fees 2
Other accrued expenses 66
Total Liabilities 3,548
Commitments and contingencies (Note 3 )
Net Assets:
Capital 2,061,620
Total accumulated earnings (loss) (30)
Net Assets $ 2,061,590
Shares (unlimited number of shares authorized with no par value): 2,062,054
Net asset value, offering and redemption price per share:(a) $ 1.00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Money
Market Fund
Investment Income:
Interest $ 114,558
Total Income 114,558
Expenses:
Investment advisory fees 4,885
Administration fees 2,035
Sub-Administration fees 32
Custodian fees 196
Transfer agent fees 5,188
Trustees' fees 50
Compliance fees 19
Legal and audit fees 69
State registration and filing fees 63
Other expenses 164
Recoupment of prior expenses waived/reimbursed by Adviser 5
Total Expenses 12,706
Less fees paid indirectly (74)
Expenses waived/reimbursed by Adviser (38)
Net Expenses 12,594
Net Investment Income 101,964
Realized Gains from Investments:
Net realized gains from investment securities 55
Net realized gains on investments 55
Change in net assets resulting from operations $ 102,019

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Money Market Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income $ 101,964 $ 52,502 $ 4,566
Net realized gains 55 — 2
Change in net assets resulting from operations 102,019 52,502 4,568
Change in net assets resulting from distributions to shareholders (101,963) (52,501) (4,563)
Change in net assets resulting from capital transactions 40,153 142,341 (71,735)
Change in net assets 40,209 142,342 (71,730)
Net Assets:
Beginning of period 2,021,381 1,879,039 1,950,769
End of period $ 2,061,590 $ 2,021,381 $ 1,879,039
Capital Transactions:
Proceeds from shares issued $ 579,532 $ 537,374 $ 587,931
Distributions reinvested 100,874 52,053 4,525
Cost of shares redeemed (640,253) (447,086) (664,191)
Change in net assets resulting from capital transactions $ 40,153 $ 142,341 $ (71,735)
Share Transactions:
Issued 579,532 537,375 587,933
Reinvested 100,878 52,049 4,525
Redeemed (640,253) (447,086) (664,191)
Change in Shares 40,157 142,338 (71,733)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Money Market Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.05(b) 0.03(b) —(b)(c) —(b)(c) 0.01(b) 0.02
Net realized and unrealized gains —(c) — —(c) — —(c) —(c)
Total from Investment Activities 0.05 0.03 —(c) —(c) 0.01 0.02
Distributions to Shareholders from:
Net investment income (0.05) (0.03) —(c) —(c) (0.01) (0.02)
Net realized gains — — —(c) —(c) — —
Total Distributions (0.05) (0.03) —(c) —(c) (0.01) (0.02)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 5.14% 2.71% 0.24% 0.01% 1.04% 1.97%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.62%(h) 0.62% 0.35% 0.23% 0.58% 0.62%
Net Investment Income(f) 5.02% 3.61% 0.24% 0.01% 1.15% 1.95%
Gross Expenses(f) 0.63%(h) 0.62% 0.62% 0.61% 0.61% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $2,061,590 $2,021,381 $1,879,039 $1,950,769 $2,344,619 $4,878,643
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
13
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Fund (Legal Name) Fund (Short Name)
Victory Money Market Fund Money Market Fund

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
14
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At April
30, 2024, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
15
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets of the Fund Shares. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of
Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of April 30, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
In addition, the Adviser agreed to further reimburse fees in excess of the Fund’s expense limit of 0.62% through at least August 31, 2024. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years
In effect until August 31, 2024
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
16
after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk —  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Amount
Money Market Fund ................................................................................... $ 5
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Money Market Fund ....................................... $ 2,058 $ 5,162 $ 56 $ 38 $ 7,314

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
17
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
At the tax year ended April 30, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Money Market Fund ......................................................................... $ (89) $ 89
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 101,963 $ 101,963
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 52,501 $ 52,501
Year Ended July 31, 2022
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Money Market Fund ...................................................................... $ 4,563 $ 4,563
Undistributed
Ordinary
Income
Distributions
Payable
Total
Accumulated
Earnings
(Loss)
Money Market Fund ......................................................... $ 77 $ (107) $ (30)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Money Market Fund .................................. $ 2,059,100 $ — $ — $ —

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
18
7. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

19
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Money Market Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
20
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
21
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
22
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
23
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form
N-MFP is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Money Market Fund ...................... $ 1,000.00 $ 1,025.40 $ 1,021.78 $ 3.12 $ 3.12 0.62%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
24
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended April 30, 2024, the Fund designated short-term capital gain distributions in the amount of $55 thousand.

Victory Portfolios III
25
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Money Market Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
26
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain an expense limitation for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2023, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
27
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
28
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
29
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
30
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23427-0624

April 30, 2024
Annual Report
Victory Nasdaq-100 Index Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
14
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 27
Supplemental Information (Unaudited)
Trustee and Officer Information
28
Proxy Voting and Portfolio Holdings Information
31
Expense Examples
31
Additional Federal Income Tax Information
32
Advisory Contract Approval
33
Liquidity Risk Management Program
36
Privacy Policy
37

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Nasdaq-100 Index Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Nasdaq-100 Index Fund (the “Fund”) perform during the reporting period?
The Fund has five share classes: Fund Shares, Institutional Shares, Class A, Class C, and Class R6. For the reporting period ended
April 30, 2024, the Fund closely tracked its benchmark, the broad-based Nasdaq-100 Index (the “Index”). The Fund Shares,
Institutional Shares, Class A, Class C, and Class R6 had total returns (at net asset value) of 32.21%, 32.19%, 31.80%, 30.83%, and 32.38%, respectively. This compares to the total return of 32.77% for the Index. The Index represents 100 of the largest nonfinancial companies listed on The Nasdaq Stock Market® and is not available for direct investment.

4
Victory Nasdaq-100 Index Fund
Manager’s Commentary (continued)
(Unaudited)
Please describe sector performance during the reporting period.
During the reporting period, the Fund had an absolute positive return. The three largest sectors, information technology, communication services, and consumer discretionary, which account for about 80% of the Fund, were positive. The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Nasdaq-100 Index Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Nasdaq-100 Index Fund — Growth of $10,000
1
The unmanaged Nasdaq-100 Index is a modified-capitalization-weighted index designed to measure, based on market capitalization, 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market®. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Russell 1000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index
companies with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
Class A Class C Class R6
INCEPTION DATE 10/27/00 6/29/20 6/29/20 6/29/20 3/1/17
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Nasdaq-100
Index
1
Russell 1000
®
Growth Index
2
One Year 32.21% 32.19% 31.80% 28.83% 30.83% 29.83% 32.38% 32.77% 31.80%
Five Year 18.03% N/A N/A N/A N/A N/A 18.17% 18.53% 16.46%
Ten Year 17.78% N/A N/A N/A N/A N/A N/A 18.35% 15.48%
Since Inception N/A 16.13% 15.82% 15.14% 14.96% 14.96% 18.50% N/A N/A

6
Victory Portfolios III
Victory Nasdaq-100 Index Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The
Nasdaq-100 Index (the “Index”) represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market
®
.
Top 10 Holdings*:
April 30,2024
(% of Net Assets)
Top Sectors*:
April 30,2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
8.4%
Apple, Inc.
7.7%
NVIDIA Corp.
6.3%
Amazon.com, Inc.
5.3%
Broadcom, Inc.
4.5%
Meta Platforms, Inc., Class A
4.4%
Alphabet, Inc., Class A
2.8%
Alphabet, Inc., Class C
2.7%
Tesla, Inc.
2.6%
Costco Wholesale Corp.
2.4%
Information Technology
49.0%
Communication Services
15.5%
Consumer Discretionary
13.2%
Consumer Staples
6.7%
Health Care
6.2%
Industrials
4.7%
Materials
1.6%
Utilities
1.3%
Financials
0.6%
Energy
0.5%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Nasdaq-100 Index Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Communication Services (15.5%):
Alphabet, Inc., Class A(a) ................................................. 1,042,789 $ 169,745
Alphabet, Inc., Class C(a) ................................................. 1,003,506 165,217
Charter Communications, Inc., Class A(a) ..................................... 66,375 16,988
Comcast Corp., Class A .................................................. 1,811,012 69,018
Electronic Arts, Inc. ..................................................... 122,192 15,496
Meta Platforms, Inc., Class A .............................................. 619,347 266,425
Netflix, Inc.(a) ......................................................... 197,792 108,912
Sirius XM Holdings, Inc.(b) ............................................... 1,756,189 5,163
Take-Two Interactive Software, Inc.(a) ........................................ 77,966 11,134
The Trade Desk, Inc., Class A(a) ............................................ 203,394 16,851
T-Mobile US, Inc. ...................................................... 542,455 89,055
Warner Bros Discovery, Inc.(a) ............................................. 1,115,054 8,207
942,211
Communications Equipment (1.4%):
Cisco Systems, Inc. ..................................................... 1,850,672 86,945
Consumer Discretionary (13.2%):
Airbnb, Inc., Class A(a) .................................................. 200,227 31,750
Amazon.com, Inc.(a) .................................................... 1,838,088 321,665
Booking Holdings, Inc. ................................................... 15,618 53,914
DoorDash, Inc., Class A(a) ................................................ 172,199 22,258
Lululemon Athletica, Inc.(a) ............................................... 55,337 19,955
Marriott International, Inc., Class A .......................................... 132,309 31,242
MercadoLibre, Inc.(a) .................................................... 23,171 33,800
O'Reilly Automotive, Inc.(a) ............................................... 26,983 27,341
PDD Holdings, Inc., ADR(a) ............................................... 305,275 38,214
Ross Stores, Inc. ....................................................... 153,873 19,934
Starbucks Corp. ........................................................ 517,470 45,791
Tesla, Inc.(a) .......................................................... 853,040 156,345
802,209
Consumer Staples (6.7%):
Coca-Cola Europacific Partners PLC ......................................... 208,775 15,036
Costco Wholesale Corp. .................................................. 202,805 146,608
Dollar Tree, Inc.(a) ...................................................... 99,578 11,775
Keurig Dr. Pepper, Inc. ................................................... 634,195 21,373
Mondelez International, Inc., Class A ......................................... 615,405 44,272
Monster Beverage Corp.(a) ................................................ 475,621 25,422
PepsiCo, Inc. .......................................................... 628,180 110,503
The Kraft Heinz Co. ..................................................... 554,445 21,407
Walgreens Boots Alliance, Inc. ............................................. 394,147 6,988
403,384
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp. ........................................................... 61,343 14,836
Energy (0.5%):
Baker Hughes Co. ...................................................... 457,451 14,922
Diamondback Energy, Inc. ................................................ 81,559 16,404
31,326
Financials (0.6%):
PayPal Holdings, Inc.(a) .................................................. 489,837 33,270
Health Care (6.2%):
Amgen, Inc. ........................................................... 244,941 67,099
AstraZeneca PLC, ADR .................................................. 266,140 20,195
Biogen, Inc.(a) ......................................................... 66,437 14,272
Dexcom, Inc.(a) ........................................................ 176,199 22,446
GE HealthCare Technologies, Inc. ........................................... 208,120 15,867
Gilead Sciences, Inc. .................................................... 569,379 37,123

Victory Portfolios III
Victory Nasdaq-100 Index Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
IDEXX Laboratories, Inc.(a) ............................................... 37,976 $ 18,713
Illumina, Inc.(a) ........................................................ 72,625 8,936
Intuitive Surgical, Inc.(a) ................................................. 161,030 59,681
Moderna, Inc.(a) ....................................................... 174,626 19,263
Regeneron Pharmaceuticals, Inc.(a) .......................................... 49,335 43,941
Vertex Pharmaceuticals, Inc.(a) ............................................. 118,059 46,375
373,911
Industrials (4.7%):
Automatic Data Processing, Inc. ............................................ 187,751 45,415
Cintas Corp. .......................................................... 46,332 30,502
Copart, Inc.(a) ......................................................... 439,434 23,866
CSX Corp. ............................................................ 895,418 29,746
Fastenal Co. ........................................................... 261,538 17,769
Honeywell International, Inc. .............................................. 298,078 57,449
Old Dominion Freight Line, Inc. ............................................ 99,488 18,078
PACCAR, Inc. ......................................................... 239,440 25,407
Paychex, Inc. .......................................................... 165,100 19,616
Verisk Analytics, Inc. .................................................... 65,536 14,284
282,132
IT Services (0.4%):
Cognizant Technology Solutions Corp., Class A ................................. 227,538 14,945
MongoDB, Inc.(a) ...................................................... 32,989 12,047
26,992
Materials (1.6%):
Linde PLC ............................................................ 220,103 97,057
Real Estate (0.3%):
CoStar Group, Inc.(a) .................................................... 186,663 17,085
Semiconductors & Semiconductor Equipment (23.2%):
Advanced Micro Devices, Inc.(a) ............................................ 738,492 116,962
Analog Devices, Inc. .................................................... 226,654 45,469
Applied Materials, Inc. ................................................... 379,760 75,439
ASML Holding NV, NYS ................................................. 39,474 34,440
Broadcom, Inc. ........................................................ 211,806 275,405
GLOBALFOUNDRIES, Inc.(a)(b) .......................................... 250,350 12,237
Intel Corp. ............................................................ 1,932,398 58,880
KLA Corp. ........................................................... 61,808 42,604
Lam Research Corp. ..................................................... 59,920 53,593
Marvell Technology, Inc. ................................................. 395,118 26,042
Microchip Technology, Inc. ................................................ 246,983 22,718
Micron Technology, Inc. .................................................. 504,539 56,993
NVIDIA Corp. ......................................................... 442,385 382,230
NXP Semiconductors NV ................................................. 117,214 30,029
ON Semiconductor Corp.(a) ............................................... 195,310 13,703
QUALCOMM, Inc. ..................................................... 510,065 84,594
Texas Instruments, Inc. ................................................... 415,588 73,318
1,404,656
Software (16.1%):
Adobe, Inc.(a) ......................................................... 206,586 95,614
ANSYS, Inc.(a) ........................................................ 39,771 12,921
Atlassian Corp., Class A(a) ................................................ 71,923 12,392
Autodesk, Inc.(a) ....................................................... 97,770 20,810
Cadence Design Systems, Inc.(a) ............................................ 124,426 34,296
Crowdstrike Holdings, Inc., Class A(a) ....................................... 104,037 30,435
Datadog, Inc., Class A(a) ................................................. 139,825 17,548
Fortinet, Inc.(a) ........................................................ 348,742 22,034
Intuit, Inc. ............................................................ 127,964 80,057
Microsoft Corp. ........................................................ 1,314,839 511,906
Palo Alto Networks, Inc.(a) ................................................ 147,672 42,956

Victory Portfolios III
Victory Nasdaq-100 Index Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Roper Technologies, Inc. .................................................. 48,914 $ 25,018
Synopsys, Inc.(a) ....................................................... 69,720 36,993
Workday, Inc., Class A(a) ................................................. 95,523 23,377
Zscaler, Inc.(a) ......................................................... 67,795 11,724
978,081
Technology Hardware, Storage & Peripherals (7.7%):
Apple, Inc. ........................................................... 2,732,501 465,427
Utilities (1.3%):
American Electric Power Co., Inc. ........................................... 240,492 20,690
Constellation Energy Corp. ................................................ 144,732 26,911
Exelon Corp. .......................................................... 456,837 17,168
Xcel Energy, Inc. ....................................................... 253,733 13,633
78,402
Total Common Stocks (Cost $2,548,441)
a
a
a
6,037,924
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 3,957,081 3,957
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c) ............ 3,957,081 3,957
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(c) ............... 3,957,081 3,957
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 3,957,081 3,957
Total Collateral for Securities Loaned (Cost $15,828)
a
a
a
15,828
Total Investments (Cost $2,564,269) — 99.9% 6,053,752
Other assets in excess of liabilities — 0.1% 8,892
NET ASSETS - 100.00% $ 6,062,644
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 65 6/21/24 $ 23,538,564 $ 22,842,625 $ (695,939)
Total unrealized appreciation $ —
Total unrealized depreciation (695,939)
Total net unrealized appreciation (depreciation) $ (695,939)

Statement of Assets and Liabilities
April 30, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Nasdaq-100
Index Fund
Assets:
Investments, at value (Cost $2,564,269) $ 6,053,752 (a)
Cash 13,333
Deposit with broker for futures contracts 9,781
Receivables:
Interest and dividends 556
Capital shares issued 5,638
From Adviser 11
Prepaid expenses 257
Total Assets 6,083,328
Liabilities:
Payables:
Collateral received on loaned securities 15,828
Capital shares redeemed 2,261
Variation margin on open futures contracts 424
Accrued expenses and other payables:
Investment advisory fees 1,014
Administration fees 698
Custodian fees 39
Transfer agent fees 311
Compliance fees 5
12b-1 fees 11
Other accrued expenses 93
Total Liabilities 20,684
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,496,108
Total accumulated earnings (loss) 3,566,536
Net Assets $ 6,062,644
Net Assets:
Fund Shares $ 4,833,426
Institutional Shares 793,303
Class A 60,568
Class C 12,244
Class R6 363,103
Total $ 6,062,644
Shares (unlimited number of shares authorized with no par value):
Fund Shares 110,686
Institutional Shares 18,147
Class A 1,393
Class C 288
Class R6 8,309
Total 138,823
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 43 .67
Institutional Shares 43 .72
Class A 43 .47
Class C(c) 42 .54
Class R6 43 .70
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 44 .47
(a) Includes $14,965 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended April 30, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Nasdaq-100
Index Fund
Investment Income:
Dividends $ 48,377
Interest 1,218
Securities lending (net of fees) 2,054
Foreign tax withholding (74)
Total Income 51,575
Expenses:
Investment advisory fees 10,845
Administration fees — Fund Shares 6,556
Administration fees — Institutional Shares 735
Administration fees — Class A 70
Administration fees — Class C 16
Administration fees — Class R6 130
Sub-Administration fees 25
12b-1 fees — Class A 116
12b-1 fees — Class C 104
Custodian fees 229
Transfer agent fees — Fund Shares 2,311
Transfer agent fees — Institutional Shares 771
Transfer agent fees — Class A 49
Transfer agent fees — Class C 11
Transfer agent fees — Class R6 39
Trustees' fees 53
Compliance fees 48
Legal and audit fees 70
State registration and filing fees 166
Other expenses 472
Total Expenses 22,816
Expenses waived/reimbursed by Adviser (53)
Net Expenses 22,763
Net Investment Income (Loss) 28,812
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 305,544
Net realized gains (losses) from futures contracts 7,925
Net change in unrealized appreciation/depreciation on investment securities 1,094,091
Net change in unrealized appreciation/depreciation on futures contracts (2,300)
Net realized/unrealized gains (losses) on investments 1,405,260
Change in net assets resulting from operations $ 1,434,072

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 28,812 $ 5,227 $ 18,030
Net realized gains (losses) 313,469 (8,974) (96,526)
Net change in unrealized appreciation/depreciation 1,091,791 766,306 (1,511,387)
Change in net assets resulting from operations 1,434,072 762,559 (1,589,883)
Distributions to Shareholders:
Fund Shares (117,654) — (116,585)
Institutional Shares (19,604) — (23,561)
Class A (1,214) — (684)
Class C (232) — (108)
Class R6 (8,059) — (2,539)
Change in net assets resulting from distributions to shareholders (146,763) — (143,477)
Change in net assets resulting from capital transactions 402,410 34,533 730,324
Change in net assets 1,689,719 797,092 (1,003,036)
Net Assets:
Beginning of period 4,372,925 3,575,833 4,578,869
End of period $ 6,062,644 $ 4,372,925 $ 3,575,833
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 864,762 $ 160,510 $ 550,521
Distributions reinvested 114,584 — 112,885
Cost of shares redeemed (700,661) (158,952) (626,996)
Total Fund Shares $ 278,685 $ 1,558 $ 36,410
Institutional Shares
Proceeds from shares issued $ 131,874 $ 20,534 $ 633,831
Distributions reinvested 19,554 — 23,526
Cost of shares redeemed (203,411) (58,808) (24,292)
Total Institutional Shares $ (51,983) $ (38,274) $ 633,065
Class A
Proceeds from shares issued $ 51,193 $ 4,116 $ 16,708
Distributions reinvested 1,214 — 684
Cost of shares redeemed (25,290) (1,640) (6,666)
Total Class A $ 27,117 $ 2,476 $ 10,726
Class C
Proceeds from shares issued $ 7,648 $ 1,548 $ 2,120
Distributions reinvested 232 — 108
Cost of shares redeemed (3,180) (52) (981)
Total Class C $ 4,700 $ 1,496 $ 1,247
Class R6
Proceeds from shares issued $ 167,489 $ 73,053 $ 56,485
Distributions reinvested 8,042 — 2,524
Cost of shares redeemed (31,640) (5,776) (10,133)
Total Class R6 $ 143,891 $ 67,277 $ 48,876
Change in net assets resulting from capital transactions $ 402,410 $ 34,533 $ 730,324
Share Transactions:
Fund Shares
Issued 21,294 5,058 15,752
Reinvested 2,747 — 3,763
Redeemed (17,202) (5,074) (18,436)
Total Fund Shares 6,839 (16) 1,079
Institutional Shares
Issued 3,264 687 18,719
Reinvested 468 — 784
Redeemed (5,134) (1,824) (732)
Total Institutional Shares (1,402) (1,137) 18,771
Class A
Issued 1,272 128 479
Reinvested 29 — 23
Redeemed (617) (52) (195)
Total Class A 684 76 307
Class C
Issued 202 50 65
Reinvested 6 — 4
Redeemed (82) (2) (30)
Total Class C 126 48 39
Class R6
Issued 4,191 2,334 1,785
Reinvested 193 — 84
Redeemed (773) (183) (304)
Total Class R6 3,611 2,151 1,565
Change in Shares 9,858 1,122 21,761
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Fund Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $33.90 $27.97 $43.16 $35.56 $24.35 $17.69
Investment Activities:
Net investment income (loss)(b) 0.21 0.04 0.16 0.11 0.13 0.13
Net realized and unrealized gains (losses) 10.65 5.89 (14.19) 9.43 11.62 6.74
Total from Investment Activities 10.86 5.93 (14.03) 9.54 11.75 6.87
Distributions to Shareholders from:
Net investment income (0.24) — (0.08) (0.11) (0.13) (0.13)
Net realized gains (0.85) — (1.08) (1.83) (0.41) (0.08)
Total Distributions (1.09) — (1.16) (1.94) (0.54) (0.21)
Net Asset Value, End of Period $43.67 $33.90 $27.97 $43.16 $35.56 $24.35
Total Return(c)(d) 32.21% 21.20% (32.69)% 26.96% 48.30% 38.86%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.42% 0.45% 0.44% 0.42% 0.44% 0.48%
Net Investment Income (Loss)(e) 0.53% 0.39% 0.48% 0.27% 0.46% 0.63%
Gross Expenses(e)(g) 0.42% 0.45% 0.44% 0.42% 0.44% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $4,833,426 $3,520,754 $2,904,735 $4,436,357 $3,583,838 $2,442,662
Portfolio Turnover(c)(h) 22% 2% 12% 10% 17% 9%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Institutional Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $33.94 $27.99 $43.26 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.21 0.04 0.16 0.10 0.07
Net realized and unrealized gains (losses) 10.66 5.91 (14.23) 9.45 8.17
Total from Investment Activities 10.87 5.95 (14.07) 9.55 8.24
Distributions to Shareholders from:
Net investment income (0.24) — (0.12) (0.10) (0.05)
Net realized gains (0.85) — (1.08) (1.83) (0.41)
Total Distributions (1.09) — (1.20) (1.93) (0.46)
Net Asset Value, End of Period $43.72 $33.94 $27.99 $43.26 $35.64
Total Return(d)(e) 32.19% 21.26% (32.70)% 26.93% 29.60%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.42% 0.43% 0.43% 0.44% 0.44%
Net Investment Income (Loss)(f) 0.53% 0.41% 0.52% 0.25% 0.42%
Gross Expenses(f)(h) 0.42% 0.43% 0.43% 0.44% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $793,303 $663,439 $579,072 $82,846 $57,240
Portfolio Turnover(d)(i) 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class A
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $33.81 $27.91 $43.11 $35.64 $27.86
Investment Activities:
Net investment income (loss)(c) 0.10 0.01 0.08 (0.01) 0.02
Net realized and unrealized gains (losses) 10.60 5.89 (14.18) 9.44 8.18
Total from Investment Activities 10.70 5.90 (14.10) 9.43 8.20
Distributions to Shareholders from:
Net investment income (0.19) — (0.02) (0.13) (0.01)
Net realized gains (0.85) — (1.08) (1.83) (0.41)
Total Distributions (1.04) — (1.10) (1.96) (0.42)
Net Asset Value, End of Period $43.47 $33.81 $27.91 $43.11 $35.64
Total Return (excludes sales charge)(d)(e) 31.80% 21.14% (32.87)% 26.60% 29.46%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(f) 0.25% 0.13% 0.23% (0.02)% 0.11%
Gross Expenses(f)(h) 0.78% 0.82% 0.82% 1.03% 46.74%
Supplemental Data:
Net Assets at end of period (000's) $60,568 $23,980 $17,660 $14,070 $167
Portfolio Turnover(d)(i) 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class C
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $33.19 $27.47 $42.74 $35.51 $27.86
Investment Activities:
Net investment income (loss)(c) (0.20)(d) (0.07) (0.17) (0.33) (0.10)
Net realized and unrealized gains (losses) 10.40 5.79 (14.02) 9.39 8.16
Total from Investment Activities 10.20 5.72 (14.19) 9.06 8.06
Distributions to Shareholders from:
Net investment income — — —(e) — —
Net realized gains (0.85) — (1.08) (1.83) (0.41)
Total Distributions (0.85) — (1.08) (1.83) (0.41)
Net Asset Value, End of Period $42.54 $33.19 $27.47 $42.74 $35.51
Total Return (excludes contingent deferred sales charge)(f)(g) 30.83% 20.86% (33.37)% 25.67% 28.95%
Ratios to Average Net Assets:
Net Expenses(h)(i)(j) 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(h) (0.51)% (0.64)% (0.53)% (0.79)% (0.61)%
Gross Expenses(h)(j) 1.61% 1.83% 1.86% 2.29% 19.93%
Supplemental Data:
Net Assets at end of period (000's) $12,244 $5,385 $3,134 $3,205 $194
Portfolio Turnover(f)(k) 22% 2% 12% 10% 17%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the class level expenses recognized.
(e) Amount is less than $0.005 per share.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(h) Annualized for periods less than one year.
(i) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(j) Does not include acquired fund fees and expenses, if any.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Nasdaq-100 Index Fund
Class R6
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $33.92 $27.97 $43.19 $35.57 $24.35 $17.68
Investment Activities:
Net investment income (loss)(b) 0.27 0.06 0.20 0.15 0.17 0.15
Net realized and unrealized gains (losses) 10.65 5.89 (14.21) 9.45 11.63 6.74
Total from Investment Activities 10.92 5.95 (14.01) 9.60 11.80 6.89
Distributions to Shareholders from:
Net investment income (0.29) — (0.13) (0.15) (0.17) (0.14)
Net realized gains (0.85) — (1.08) (1.83) (0.41) (0.08)
Total Distributions (1.14) — (1.21) (1.98) (0.58) (0.22)
Net Asset Value, End of Period $43.70 $33.92 $27.97 $43.19 $35.57 $24.35
Total Return(c)(d) 32.38% 21.27% (32.62)% 27.14% 48.51% 38.99%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.29% 0.30% 0.32% 0.30% 0.31% 0.39%
Net Investment Income (Loss)(e) 0.67% 0.53% 0.61% 0.38% 0.59% 0.71%
Gross Expenses(e)(g) 0.29% 0.30% 0.32% 0.30% 0.31% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $363,103 $159,367 $71,232 $42,391 $35,511 $18,877
Portfolio Turnover(c)(h) 22% 2% 12% 10% 17% 9%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as non-diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM”
or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Nasdaq-100 Index Fund Nasdaq-100 Index Fund Fund Shares, Institutional Shares,
Class A, Class C, and Class R6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
20
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended April 30, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Level 1 Level 2 Level 3 Total
Nasdaq-100 Index Fund
Common Stocks ............................................... $ 6,037,924 $ — $ — $ 6,037,924
Collateral for Securities Loaned ................................... 15,828 — — 15,828
Total ....................................................... $ 6,053,752 $ — $ — $ 6,053,752
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (696) — — (696)
Total ....................................................... $ (696) $ — $ — $ (696)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
21
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2024 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
April 30, 2024 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Liabilities
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (696,000)
Nasdaq-100 Index Fund ............................................................................... $ 696
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 7,925,000 (2,300,000)
Nasdaq-100 Index Fund ............................................................. $ 7,925 $ (2,300)
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended April 30, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Level 1 Level 2 Level 3 Total
Nasdaq-100 Index Fund
Common Stocks ............................................... $ 6,037,924 $ — $ — $ 6,037,924
Collateral for Securities Loaned ................................... 15,828 — — 15,828
Total ....................................................... $ 6,053,752 $ — $ — $ 6,053,752
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (696) — — (696)
Total ....................................................... $ (696) $ — $ — $ (696)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
22
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Nasdaq-100 Index Fund ............................................ $ 14,965 $ — $ 15,828
Excluding U.S. Government
Securities
Purchases Sales
Nasdaq-100 Index Fund ..................................................................... $ 1,468,526 $ 1,186,321
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0(a)
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
(a) Less than 0.05%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
23
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended April 30, 2024, are reflected on the
Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and Class R6,
respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, Class C, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%,
0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2024, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
24
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class C Class R6
Nasdaq-100 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70% 1.45% 0.40%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Nasdaq-100 Index Fund .................................... $ 12 $ 32 $ 14 $ 53 $ 111

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
25
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Nasdaq-100 Index Fund ...................................................................... $ (13,160) $ 13,160
Year Ended April 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Nasdaq-100 Index Fund ..................................................... $ 103,026 $ 43,737 $ 146,763

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
26
Effective April 30, 2023, the Fund's fiscal year end changed from December 31 to April 30. There were no distributions for the four months ended April 30, 2023.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, non-REIT return of capital adjustments, and derivatives.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Nasdaq 100 Index Fund ..................................................... $ 19,093 $ 124,384 $ 143,477
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Nasdaq-100 Index Fund ............................. $ 47,122 $ 77,065 $ 124,187 $ 3,442,349 $ 3,566,536
Amount
Nasdaq-100 Index Fund ................................................................................ $ (69,456)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Nasdaq-100 Index Fund ............................... $ 2,611,403 $ 3,558,090 $ (115,741) $ 3,442,349

27
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Nasdaq-100 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Nasdaq-100 Index Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 1, 2023 through
April 30, 2023 and the year ended December 31, 2022, the financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended December 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, and its financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended
December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
28
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
29
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
30
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Nasdaq-100 Index Fund
Fund Shares ............................ $ 1,000.00 $ 1,213.00 $ 1,022.77 $ 2.31 $ 2.11 0.42%
Institutional Shares ....................... 1,000.00 1,212.90 1,022.73 2.37 2.16 0.43%
Class A ............................... 1,000.00 1,211.30 1,021.38 3.85 3.52 0.70%
Class C ............................... 1,000.00 1,206.80 1,017.65 7.96 7.27 1.45%
Class R6 .............................. 1,000.00 1,214.00 1,023.42 1.60 1.46 0.29%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 28%.
For the year ended April 30, 2024, the Fund designated short-term capital gain distributions in the amount of $75,948 thousand.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $50,918 thousand.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Nasdaq-100 Index Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity program, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
34
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services as well as any fee waivers and reimbursements – was below the median of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the
Adviser’s current undertakings to maintain expense limitations for certain share classes of the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the
Fund. The Board also noted the high level of correlation between the Fund and the Nasdaq-100 Index and the relatively low tracking error between the Fund and the Nasdaq-100 Index, and noted that it reviews such information on a periodic basis.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s share classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
35
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and in view of the Fund’s investment objective of seeking to track its designated index; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v)
the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the
Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
38
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
39
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
37732-0624

April 30, 2024
Annual Report
Victory Science & Technology Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
14
Statement of Operations
15
Statements of Changes in Net Assets
16
Financial Highlights
18
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 28
Supplemental Information (Unaudited)
Trustee and Officer Information
29
Proxy Voting and Portfolio Holdings Information
32
Expense Examples
32
Additional Federal Income Tax Information
33
Advisory Contract Approval
34
Liquidity Risk Management Program
37
Privacy Policy
38

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Science & Technology Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Science & Technology Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Class A. For the reporting period ended April 30, 2024, the Fund Shares and
Class A had total returns (at net asset value) of 28.02% and 27.68%, respectively. This compares to returns of 22.66% for the S&P
500
®
Index (the “Index”), 45.65% for the S&P North American Technology Sector Index
TM
, 6.26% for the S&P Composite 1500
Health Care Index, and 35.25% for the Lipper Science & Technology Funds Index.
Victory Capital Management Inc. (“VCM”) is the Fund’s investment adviser. As the investment adviser, VCM employs dedicated resources to support the research, selection, and monitoring of the Fund’s subadviser. Wellington Management Company LLP is an external subadviser to the Fund, while RS Investments Growth is a VCM investment franchise that each manage portions of the Fund. Primary responsibility for the day-to-day discretionary management of the Fund lies with the subadviser and the investment franchise.

4
Victory Science & Technology Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund underperformed the Index as both stock selection and sector allocation negatively contributed to performance versus the Index. Stock selection in information technology and an overweight to health care hurt performance while an underweight to information technology helped performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Science & Technology Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Science & Technology Fund — Growth of $10,000
1
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P North American Technology Sector Index is a modified capitalization-weighted index based on a universe of technology-related stocks.  This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The unmanaged S&P Composite 1500 Health Care Index comprises U.S. traded stocks that are members of either the S&P Total Market Index (TMI)
or the S&P/TSX Composite Index, and are classified within the health care sector of the GICS. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
4
The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of funds within the Lipper Science & Technology Funds category. This index does include the effect of sales charges, commissions, expenses, or taxes, in not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Class A
INCEPTION DATE 8/1/97 8/2/10
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price S&P 500
®
Index
1
S&P North
American
Technology
Sector Index
2
S&P Composite
1500 Health Care
Index
3
Lipper Science
& Technology
Funds Index
4
One Year 28.02% 27.68% 20.35% 22.66% 45.65% 6.26% 35.25%
Five Year 6.76% 6.45% 5.20% 13.19% 18.48% 11.01% 13.92%
Ten Year 11.81% 11.52% 10.86% 12.41% 19.75% 11.14% 15.64%

6
Victory Portfolios III
Victory Science & Technology Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term capital appreciation.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
7.9%
NVIDIA Corp.
7.2%
Meta Platforms, Inc., Class A
5.5%
Alphabet, Inc., Class A
3.7%
Amazon.com, Inc.
3.6%
ServiceNow, Inc.
2.2%
Semtech Corp.
2.1%
AppLovin Corp., Class A
1.9%
MACOM Technology Solutions Holdings, Inc.
1.8%
Apple, Inc.
1.8%
Information Technology
61.8%
Health Care
18.7%
Communication Services
12.0%
Consumer Discretionary
3.7%
Financials
2.9%
Industrials
0.8%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Science & Technology Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.9%)
Australia (0.4%):
Health Care (0.1%):
Opthea Ltd. , ADR (a) .................................................... 248,820 $ 854
Information Technology (0.3%):
Atlassian Corp. , Class A (a) ................................................ 18,236 3,142
3,996
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 660 87
Canada (0.0%):(b)
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 1,005 41
China (0.0%):(b)
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) ............................ 1,500 32
Zai Lab Ltd. , ADR (a) (c) .................................................. 1,238 19
51
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 487 67
Genmab A/S (a) ........................................................ 164 46
113
Germany (0.1%):
Health Care (0.0%):(b)
Immatics NV (a) ........................................................ 3,810 38
Information Technology (0.1%):
AIXTRON SE ......................................................... 33,600 780
818
Ireland (0.5%):
Health Care (0.0%):(b)
Alkermes PLC (a) ....................................................... 1,780 44
ICON PLC (a) ......................................................... 517 154
198
Information Technology (0.5%):
Accenture PLC , Class A .................................................. 16,590 4,992
5,190
Israel (1.3%):
Information Technology (1.3%):
CyberArk Software Ltd. (a) ................................................ 20,689 4,950
Monday.com Ltd. (a) ..................................................... 16,604 3,143
Sapiens International Corp. ................................................ 9,669 298
Wix.com Ltd. (a) ........................................................ 47,344 5,628
14,019
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 495 50
Japan (0.3%):
Health Care (0.3%):
Astellas Pharma, Inc. .................................................... 1,800 17
Chugai Pharmaceutical Co. Ltd. ............................................ 1,050 33
Daiichi Sankyo Co. Ltd. .................................................. 5,550 187
Eisai Co. Ltd. .......................................................... 1,865 77

Victory Portfolios III
Victory Science & Technology Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Hoya Corp. ........................................................... 23,030 $ 2,670
Otsuka Holdings Co. Ltd. ................................................. 1,600 69
3,053
Netherlands (0.1%):
Health Care (0.1%):
Argenx SE , ADR (a) ..................................................... 337 127
Merus NV (a) .......................................................... 32,958 1,480
Qiagen NV (a) ......................................................... 1,533 65
1,672
Switzerland (0.2%):
Health Care (0.2%):
Galderma Group AG (a) .................................................. 1,366 102
MoonLake Immunotherapeutics (a) (c) ........................................ 48,509 1,984
Novartis AG , Registered Shares ............................................. 893 87
Tecan Group AG , Class R ................................................. 119 42
2,215
Taiwan (0.9%):
Information Technology (0.9%):
Accton Technology Corp. ................................................. 117,200 1,642
ASPEED Technology, Inc. ................................................ 31,400 2,941
Chroma ATE, Inc. ...................................................... 378,000 3,071
E Ink Holdings, Inc. ..................................................... 384,300 2,457
10,111
Thailand (0.0%):(b)
Information Technology (0.0%):(b)
Fabrinet (a) ............................................................ 3,551 615
United Kingdom (0.2%):
Health Care (0.2%):
AstraZeneca PLC , ADR .................................................. 3,393 257
Autolus Therapeutics PLC , ADR (a) .......................................... 348,718 1,283
Genus PLC ........................................................... 1,250 28
GSK PLC ............................................................ 4,364 91
Immunocore Holdings PLC , ADR (a) ......................................... 1,386 82
Verona Pharma PLC , ADR (a) .............................................. 2,666 41
1,782
United States (95.9%):
Communication Services (12.0%):
Alphabet, Inc. , Class A (a) ................................................. 255,532 41,595
Cargurus, Inc. (a) ....................................................... 32,394 728
Match Group, Inc. (a) .................................................... 63,538 1,958
Meta Platforms, Inc. , Class A .............................................. 143,664 61,800
Netflix, Inc. (a) ......................................................... 21,237 11,694
Pinterest, Inc. , Class A (a) ................................................. 123,950 4,146
Shutterstock, Inc. ....................................................... 8,263 353
Take-Two Interactive Software, Inc. (a) ........................................ 62,421 8,914
TripAdvisor, Inc. (a) ..................................................... 48,634 1,280
Yelp, Inc. (a) ........................................................... 28,495 1,147
ZipRecruiter, Inc. (a) ..................................................... 19,513 201
133,816
Consumer Discretionary (3.7%):
Airbnb, Inc. , Class A (a) .................................................. 9,278 1,471
Amazon.com, Inc. (a) .................................................... 228,475 39,983
41,454
Financials (2.9%):
Block, Inc. (a) .......................................................... 50,047 3,653
Global Payments, Inc. .................................................... 18,551 2,278

Victory Portfolios III
Victory Science & Technology Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Shift4 Payments, Inc. , Class A (a) ............................................ 80,241 $ 4,643
Visa, Inc. , Class A ...................................................... 71,112 19,101
WEX, Inc. (a) .......................................................... 14,087 2,976
32,651
Health Care (17.8%):
Abbott Laboratories ..................................................... 1,489 158
AbbVie, Inc. .......................................................... 1,750 285
Absci Corp. (a) (c) ....................................................... 352,015 1,668
Acadia Healthcare Co., Inc. (a) .............................................. 2,255 167
Addus HomeCare Corp. (a) ................................................ 693 67
Agilent Technologies, Inc. ................................................. 1,386 190
agilon health, Inc. (a) ..................................................... 9,951 55
Akero Therapeutics, Inc. (a) ................................................ 1,535 30
Alnylam Pharmaceuticals, Inc. (a) ........................................... 536 77
Amgen, Inc. ........................................................... 160 44
Amicus Therapeutics, Inc. (a) ............................................... 546,551 5,460
AnaptysBio, Inc. (a) ..................................................... 79,693 1,940
Apellis Pharmaceuticals, Inc. (a) ............................................ 151,838 6,710
Apogee Therapeutics, Inc. (a) (c) ............................................. 37,949 1,909
Arcellx, Inc. (a) ........................................................ 95,571 4,780
Arvinas, Inc. (a) ........................................................ 92,944 2,953
Biogen, Inc. (a) ......................................................... 476 102
Biohaven Ltd. (a) ....................................................... 41,104 1,595
Bio-Techne Corp. ....................................................... 579 37
Blueprint Medicines Corp. (a) .............................................. 33,706 3,079
Boston Scientific Corp. (a) ................................................. 5,475 393
Bridgebio Pharma, Inc. (a) ................................................. 130,442 3,342
Cabaletta Bio, Inc. (a) .................................................... 231,492 2,464
Celldex Therapeutics, Inc. (a) ............................................... 2,150 80
Cencora, Inc. .......................................................... 1,130 270
Centene Corp. (a) ....................................................... 3,095 226
Crinetics Pharmaceuticals, Inc. (a) ........................................... 87,041 3,814
Cytokinetics, Inc. (a) ..................................................... 768 47
Danaher Corp. ......................................................... 1,993 491
Dexcom, Inc. (a) ........................................................ 1,634 208
Disc Medicine, Inc. (a) ................................................... 138,801 3,864
Edwards Lifesciences Corp. (a) ............................................. 2,666 226
Elanco Animal Health, Inc. (a) .............................................. 4,245 56
Eli Lilly & Co. ......................................................... 18,847 14,721
Encompass Health Corp. .................................................. 1,235 103
Evolent Health, Inc. , Class A (a) ............................................. 2,322 64
Exact Sciences Corp. (a) .................................................. 108,645 6,448
EyePoint Pharmaceuticals, Inc. (a) ........................................... 83,036 1,461
Gilead Sciences, Inc. .................................................... 494 32
Gossamer Bio, Inc. (a) .................................................... 586,308 416
Gritstone bio, Inc. (a) (c) .................................................. 1,425,597 1,140
HCA Healthcare, Inc. .................................................... 990 307
Hologic, Inc. (a) ........................................................ 1,332 101
Humana, Inc. .......................................................... 552 167
Ideaya Biosciences, Inc. (a) ................................................ 111,906 4,549
Immunome, Inc. (a) ...................................................... 103,109 1,450
Immunovant, Inc. (a) ..................................................... 96,872 2,658
Inspire Medical Systems, Inc. (a) ............................................ 139 34
Insulet Corp. (a) ........................................................ 535 92
Intuitive Surgical, Inc. (a) ................................................. 62 23
Janux Therapeutics, Inc. (a) (c) .............................................. 31,984 1,823
Krystal Biotech, Inc. (a) ................................................... 30,948 4,739
Laboratory Corp. of America Holdings ........................................ 559 113
Legend Biotech Corp. , ADR (a) ............................................. 452 20
Longboard Pharmaceuticals, Inc. (a) .......................................... 1,789 38
MacroGenics, Inc. (a) .................................................... 96,931 1,433
Merck & Co., Inc. ...................................................... 6,469 836

Victory Portfolios III
Victory Science & Technology Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Moderna, Inc. (a) ....................................................... 359 $ 40
Molina Healthcare, Inc. (a) ................................................ 584 200
Morphic Holding, Inc. (a) ................................................. 75,074 2,047
Natera, Inc. (a) ......................................................... 56,370 5,236
Nuvalent, Inc. , Class A (a) ................................................. 67,558 4,653
Olema Pharmaceuticals, Inc. (a) ............................................. 324,581 3,301
Option Care Health, Inc. (a) ................................................ 2,706 81
ORIC Pharmaceuticals, Inc. (a) ............................................. 250,367 2,211
PACS Group, Inc. (a) ..................................................... 1,400 35
Perspective Therapeutics, Inc. (a) ............................................ 308,863 519
Pfizer, Inc. ............................................................ 3,563 91
Privia Health Group, Inc. (a) ............................................... 2,476 46
PTC Therapeutics, Inc. (a) ................................................. 964 31
Regeneron Pharmaceuticals, Inc. (a) .......................................... 230 205
Regulus Therapeutics, Inc. (a) (c) ............................................ 937,813 2,157
Repligen Corp. (a) ....................................................... 18,592 3,053
REVOLUTION Medicines, Inc. (a) .......................................... 221,958 8,275
Rocket Pharmaceuticals, Inc. (a) ............................................. 95,201 2,049
Sagimet Biosciences, Inc. , Class A (a) (c) ....................................... 130,992 511
Sarepta Therapeutics, Inc. (a) ............................................... 21,135 2,677
Soleno Therapeutics, Inc. (a) ............................................... 790 35
SpringWorks Therapeutics, Inc. (a) ........................................... 131,548 6,142
Structure Therapeutics, Inc. , ADR (a) ......................................... 1,179 46
Stryker Corp. .......................................................... 1,047 352
Surgery Partners, Inc. (a) .................................................. 2,053 51
Syndax Pharmaceuticals, Inc. (a) ............................................ 1,718 36
Tango Therapeutics, Inc. (a) ................................................ 188,082 1,448
Thermo Fisher Scientific, Inc. .............................................. 571 325
TransMedics Group, Inc. (a) ................................................ 325 31
Tyra Biosciences, Inc. (a) (c) ................................................ 122,490 2,095
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 958 41
United Therapeutics Corp. (a) .............................................. 334 78
UnitedHealth Group, Inc. ................................................. 1,785 863
Vaxcyte, Inc. (a) ........................................................ 141,087 8,543
Veeva Systems, Inc. , Class A (a) ............................................. 27,258 5,412
Vera Therapeutics, Inc. (a) ................................................. 51,434 2,032
Veracyte, Inc. (a) ........................................................ 1,716 34
Vertex Pharmaceuticals, Inc. (a) ............................................. 48,449 19,031
Viking Therapeutics, Inc. (a) ............................................... 110,312 8,779
Waters Corp. (a) ........................................................ 274 85
West Pharmaceutical Services, Inc. .......................................... 41,061 14,678
Zoetis, Inc. ........................................................... 1,483 236
Zymeworks, Inc. (a) ..................................................... 152,314 1,307
198,653
Industrials (0.8%):
Dayforce, Inc. (a) ....................................................... 30,422 1,867
Lyft, Inc. , Class A (a) .................................................... 281,825 4,408
Uber Technologies, Inc. (a) ................................................ 35,203 2,333
8,608
Information Technology (58.7%):
A10 Networks, Inc. ..................................................... 20,015 261
Adobe, Inc. (a) ......................................................... 25,333 11,725
Advanced Micro Devices, Inc. (a) ............................................ 39,364 6,234
Agilysys, Inc. (a) ....................................................... 5,838 485
Akamai Technologies, Inc. (a) .............................................. 18,562 1,873
Altair Engineering, Inc. , Class A (a) .......................................... 6,292 506
Amdocs Ltd. .......................................................... 13,226 1,111
Amkor Technology, Inc. .................................................. 23,815 770
Amphenol Corp. , Class A ................................................. 24,121 2,913
Appfolio, Inc. , Class A (a) ................................................. 3,268 741
Apple, Inc. ........................................................... 116,677 19,874

Victory Portfolios III
Victory Science & Technology Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Applied Materials, Inc. ................................................... 95,161 $ 18,904
AppLovin Corp. , Class A (a) ............................................... 307,425 21,695
Arista Networks, Inc. (a) .................................................. 29,802 7,646
Autodesk, Inc. (a) ....................................................... 13,875 2,953
Axcelis Technologies, Inc. (a) .............................................. 6,551 678
Backblaze, Inc. , Class A (a) ................................................ 109,772 1,022
Badger Meter, Inc. ...................................................... 4,097 749
Bel Fuse, Inc. , Class B ................................................... 11,639 683
Broadcom, Inc. ........................................................ 10,004 13,008
Cadence Design Systems, Inc. (a) ............................................ 9,702 2,674
CDW Corp. ........................................................... 9,318 2,254
Cirrus Logic, Inc. (a) ..................................................... 11,612 1,028
Clear Secure, Inc. , Class A ................................................ 19,565 342
CommVault Systems, Inc. (a) ............................................... 7,881 808
Confluent, Inc. , Class A (a) ................................................ 329,062 9,253
Credo Technology Group Holding Ltd. (a) ..................................... 335,040 5,987
Daktronics, Inc. (a) ...................................................... 54,450 515
DocuSign, Inc. (a) ....................................................... 48,565 2,749
Dropbox, Inc. , Class A (a) ................................................. 140,444 3,253
Dynatrace, Inc. (a) ...................................................... 173,266 7,851
EPAM Systems, Inc. (a) ................................................... 5,313 1,250
ePlus, Inc. (a) .......................................................... 7,753 596
Extreme Networks, Inc. (a) ................................................ 34,232 383
F5, Inc. (a) ............................................................ 10,625 1,756
Fair Isaac Corp. (a) ...................................................... 14,434 16,358
First Solar, Inc. (a) ...................................................... 8,095 1,427
Flex Ltd. (a) ........................................................... 210,846 6,041
Fortinet, Inc. (a) ........................................................ 50,270 3,176
Gartner, Inc. (a) ........................................................ 8,207 3,386
Gitlab, Inc. , Class A (a) ................................................... 75,391 3,956
GoDaddy, Inc. , Class A (a) ................................................. 30,573 3,742
HubSpot, Inc. (a) ....................................................... 4,456 2,695
Impinj, Inc. (a) ......................................................... 81,733 13,027
Infinera Corp. (a) ....................................................... 1,192,195 5,746
Informatica, Inc. , Class A (a) ............................................... 54,432 1,686
Insight Enterprises, Inc. (a) ................................................ 4,013 733
Intapp, Inc. (a) ......................................................... 9,989 309
InterDigital, Inc. ....................................................... 6,729 664
Intuit, Inc. ............................................................ 15,574 9,743
Jabil, Inc. ............................................................ 16,894 1,983
Keysight Technologies, Inc. (a) ............................................. 11,768 1,741
KLA Corp. ........................................................... 15,843 10,920
Lam Research Corp. ..................................................... 19,360 17,316
Lattice Semiconductor Corp. (a) ............................................. 48,158 3,304
LiveRamp Holdings, Inc. (a) ............................................... 15,250 490
MACOM Technology Solutions Holdings, Inc. (a) ................................ 198,150 20,201
Manhattan Associates, Inc. (a) .............................................. 8,712 1,795
Marvell Technology, Inc. ................................................. 100,279 6,609
MaxLinear, Inc. (a) ...................................................... 253,180 5,264
Microchip Technology, Inc. ................................................ 23,224 2,136
Micron Technology, Inc. .................................................. 57,071 6,447
Microsoft Corp. ........................................................ 225,305 87,718
MKS Instruments, Inc. ................................................... 24,114 2,869
MongoDB, Inc. (a) ...................................................... 18,321 6,690
Monolithic Power Systems, Inc. ............................................ 18,741 12,544
Motorola Solutions, Inc. .................................................. 8,738 2,964
Napco Security Technologies, Inc. ........................................... 11,847 482
Nutanix, Inc. , Class A (a) .................................................. 64,989 3,945
NVE Corp. ........................................................... 1,654 135
NVIDIA Corp. ......................................................... 93,181 80,510
ON Semiconductor Corp. (a) ............................................... 30,652 2,151
Oracle Corp. .......................................................... 23,578 2,682
OSI Systems, Inc. (a) ..................................................... 3,777 496

Victory Portfolios III
Victory Science & Technology Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Palantir Technologies, Inc. , Class A (a) ........................................ 22,544 $ 495
PC Connection, Inc. ..................................................... 3,871 240
Pegasystems, Inc. ....................................................... 26,379 1,567
Perficient, Inc. (a) ....................................................... 4,994 236
Photronics, Inc. (a) ...................................................... 31,835 873
PTC, Inc. (a) ........................................................... 10,200 1,810
Pure Storage, Inc. , Class A (a) .............................................. 71,240 3,591
QUALCOMM, Inc. ..................................................... 34,026 5,643
Qualys, Inc. (a) ......................................................... 5,315 871
Rambus, Inc. (a) ........................................................ 12,768 700
Rapid7, Inc. (a) ......................................................... 9,959 446
RingCentral, Inc. , Class A (a) ............................................... 67,653 2,004
Salesforce, Inc. ........................................................ 48,633 13,079
Samsara, Inc. , Class A (a) ................................................. 129,726 4,531
Semtech Corp. (a) ....................................................... 626,072 23,553
ServiceNow, Inc. (a) ..................................................... 35,012 24,275
SMART Global Holdings, Inc. (a) ........................................... 21,436 392
Smartsheet, Inc. , Class A (a) ............................................... 36,419 1,378
Snowflake, Inc. , Class A (a) ................................................ 38,032 5,903
Sprout Social, Inc. , Class A (a) .............................................. 151,317 7,634
SPS Commerce, Inc. (a) ................................................... 3,708 645
Squarespace, Inc. , Class A (a) .............................................. 65,350 2,278
Synopsys, Inc. (a) ....................................................... 8,911 4,728
TD SYNNEX Corp. ..................................................... 4,866 573
Tenable Holdings, Inc. (a) ................................................. 10,309 464
Texas Instruments, Inc. ................................................... 36,687 6,472
The Hackett Group, Inc. .................................................. 9,402 204
Trimble, Inc. (a) ........................................................ 56,090 3,369
UiPath, Inc. , Class A (a) .................................................. 58,238 1,105
Universal Display Corp. .................................................. 11,642 1,839
Varonis Systems, Inc. (a) .................................................. 437,443 19,138
Weave Communications, Inc. (a) ............................................ 33,375 357
Workday, Inc. , Class A (a) ................................................. 11,456 2,804
Workiva, Inc. (a) ........................................................ 3,827 302
Yext, Inc. (a) ........................................................... 36,521 201
Zoom Video Communications, Inc. , Class A (a) .................................. 26,978 1,648
Zscaler, Inc. (a) ......................................................... 5,561 962
654,921
1,070,103
Total Common Stocks (Cost $699,479) 1,113,916
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR (a) (d) ............................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. (a) (d) ...................................................... 5,153,482 — (e)
Nuvation Bio, Inc. (a) .................................................... 151,719 28
Regulus Therapeutics, Inc. (a) (f) (g) .......................................... 470,257 — (e)
28
Total Warrants (Cost $640) 28
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (h) ........ 1,875,111 1,875
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (h) ............ 1,875,111 1,875
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (h) ............... 1,875,111 1,875

Victory Portfolios III
Victory Science & Technology Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 588
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (h) . 1,875,111 $ 1,875
Total Collateral for Securities Loaned (Cost $7,500) 7,500
Total Investments (Cost $707,619) — 100.5% 1,121,444
Liabilities in excess of other assets — (0.5)% (6,060)
NET ASSETS - 100.00% $ 1,115,384
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at April 30, 2024. (amounts in thousands):
(h) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Science &
Technology Fund
Assets:
Investments, at value (Cost $707,619) $ 1,121,444(a)
Foreign currency, at value (Cost $807) 807
Cash 4,898
Receivables:
Interest and d ividends 71
Capital shares issued 32
Investments sold 36
Reclaims 8
Prepaid expenses 27
Total Assets 1,127,323
Liabilities:
Payables:
Collateral received on loaned securities 7,500
Investments purchased 3,155
Capital shares redeemed 302
Accrued expenses and other payables:
Investment advisory fees 654
Administration fees 142
Custodian fees 16
Transfer agent fees 90
Compliance fees 1
Trustees' fees 2
12b-1 fees 5
Other accrued expenses 72
Total Liabilities 11,939
Commitments and contingencies (Note 4 )
Net Assets:
Capital 787,977
Total accumulated earnings (loss) 327,407
Net Assets $ 1,115,384
Net Assets:
Fund Shares $ 1,066,594
Class A 48,790
Total $ 1,115,384
Shares (unlimited number of shares authorized with no par value):
Fund Shares 43,800
Class A 2,137
Total 45,937
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 24.35
Class A 22.83
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 24.22
(a) Includes $7,119 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Science &
Technology Fund
Investment Income:
Dividends $ 2,619
Interest —(a)
Securities lending (net of fees) 216
Foreign tax withholding (35)
Total Income 2,800
Expenses:
Investment advisory fees 7,244
Administration fees — Fund Shares 1,546
Administration fees — Class A 75
Sub-Administration fees 44
12b-1 fees — Class A 124
Custodian fees 82
Transfer agent fees — Fund Shares 1,037
Transfer agent fees — Class A 52
Trustees' fees 49
Compliance fees 10
Legal and audit fees 77
State registration and filing fees 42
Interfund lending fees 1
Line of credit fees —(a)
Interest fees 131
Other expenses 90
Recoupment of prior expenses waived/reimbursed by Adviser 31
Total Expenses 10,635
Expenses waived/reimbursed by Adviser (1)
Net Expenses 10,634
Net Investment Income (Loss) (7,834)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 84,108
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 186,936
Net realized/unrealized gains (losses) on investments 271,044
Change in net assets resulting from operations $ 263,210
(a) Rounds to less than $1 thousand.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Science & Technology Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (7,834) $ (4,840) $ (10,212)
Net realized gains (losses) 84,108 (53,449) (89,350)
Net change in unrealized appreciation/depreciation 186,936 6,800 (608,567)
Change in net assets resulting from operations 263,210 (51,489) (708,129)
Distributions to Shareholders:
Fund Shares — — (232,742)
Class A — — (13,315)
Change in net assets resulting from distributions to shareholders — — (246,057)
Change in net assets resulting from capital transactions (129,895) (89,808) 44,830
Change in net assets 133,315 (141,297) (909,356)
Net Assets:
Beginning of period 982,069 1,123,366 2,032,722
End of period $ 1,115,384 $ 982,069 $ 1,123,366
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Science & Technology Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 44,307 $ 31,417 $ 82,344
Distributions reinvested — — 228,857
Cost of shares redeemed (164,634) (113,850) (263,314)
Total Fund Shares $ (120,327) $ (82,433) $ 47,887
Class A
Proceeds from shares issued $ 1,548 $ 600 $ 2,968
Distributions reinvested — — 12,974
Cost of shares redeemed (11,116) (7,975) (18,999)
Total Class A $ (9,568) $ (7,375) $ (3,057)
Change in net assets resulting from capital transactions $ (129,895) $ (89,808) $ 44,830
Share Transactions:
Fund Shares
Issued 1,974 1,688 3,009
Reinvested — — 7,988
Redeemed (7,388) (6,162) (9,756)
Total Fund Shares (5,414) (4,474) 1,241
Class A
Issued 73 34 113
Reinvested — — 480
Redeemed (521) (459) (710)
Total Class A (448) (425) (117)
Change in Shares (5,862) (4,899) 1,124
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Science & Technology Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $19.02 $19.87 $36.68 $28.93 $28.39 $29.19
Investment Activities:
Net investment income (loss) (0.16)(b) (0.09)(b) (0.17)(b) (0.26)(b) (0.17)(b) 0.01
Net realized and unrealized gains (losses) 5.49 (0.76) (12.03) 9.92 7.26 2.83
Total from Investment Activities 5.33 (0.85) (12.20) 9.66 7.09 2.84
Distributions to Shareholders from:
Net realized gains — — (4.61) (1.91) (6.55) (3.64)
Total Distributions — — (4.61) (1.91) (6.55) (3.64)
Net Asset Value, End of Period $24.35 $19.02 $19.87 $36.68 $28.93 $28.39
Total Return(c)(d) 28.02% (4.33)% (37.07)% 33.71% 30.85% 12.79%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.97% 0.97% 0.95% 0.99% 1.04% 1.02%(i)
Net Investment Income (Loss)(e) (0.71)% (0.63)% (0.64)% (0.76)% (0.66)% (0.39)%
Gross Expenses(e)(h) 0.97% 0.97% 0.95% 0.99% 1.04% 1.02%(i)
Supplemental Data:
Net Assets at end of period (000's) $1,066,594 $935,858 $1,067,016 $1,923,477 $1,559,222 $1,383,956
Portfolio Turnover(c)(j) 75% 56% 46% 43% 44% 109%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

19
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Science & Technology Fund
Class A
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $17.88 $18.72 $34.93 $27.71 $27.53 $28.49
Investment Activities:
Net investment income (loss) (0.21)(b) (0.12)(b) (0.24)(b) (0.35)(b) (0.23)(b) (0.07)
Net realized and unrealized gains (losses) 5.16 (0.72) (11.36) 9.48 6.96 2.75
Total from Investment Activities 4.95 (0.84) (11.60) 9.13 6.73 2.68
Distributions to Shareholders from:
Net realized gains — — (4.61) (1.91) (6.55) (3.64)
Total Distributions — — (4.61) (1.91) (6.55) (3.64)
Net Asset Value, End of Period $22.83 $17.88 $18.72 $34.93 $27.71 $27.53
Total Return (excludes sales charge)(c)(d) 27.68% (4.49)% (37.26)% 33.27% 30.47% 12.52%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.26%(i) 1.24% 1.24% 1.30% 1.33% 1.29%(j)(k)
Net Investment Income (Loss)(e) (1.00)% (0.90)% (0.93)% (1.07)% (0.94)% (0.65)%
Gross Expenses(e)(h) 1.26% 1.25% 1.24% 1.30% 1.33% 1.29%(j)
Supplemental Data:
Net Assets at end of period (000's) $48,790 $46,211 $56,350 $109,245 $93,813 $104,773
Portfolio Turnover(c)(l) 75% 56% 46% 43% 44% 109%(m)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A shares to 1.35% of the Class A average daily net assets.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
20
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Science & Technology Fund Science & Technology Fund Fund Shares and Class A

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
21
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Science & Technology Fund
Common Stocks ............................................... $ 1,099,509 $ 14,407 $ — $ 1,113,916
Rights ...................................................... — — —(a) —(a)
Warrants .................................................... 28 —(a) —(a) 28
Collateral for Securities Loaned ................................... 7,500 — — 7,500
Total ....................................................... $ 1,107,037 $ 14,407 $ —(a) $ 1,121,444
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
22
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Cross-Trade Transactions:
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board.  In addition, as defined under the valuation policies and procedures, each transaction must be
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Science & Technology Fund ......................................... $ 7,119 $ — $ 7,500

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
23
effected at the independent current market price.  For the year ended April 30, 2024, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the largest funds within the Lipper Science & Technology Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
Purchases Sales
Net Realized
Gains (Losses)
Science & Technology Fund ................................................... $ – $ 2 $ 1
Excluding U.S. Government
Securities
Purchases Sales
Science & Technology Fund .................................................................. $ 803,278 $ 935,740
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Science & Technology Fund Fund Shares Class A
in thousands $ (815) $ (44)
as annual % rate (0.08)% (0.09)%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
24
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”), under which Wellington directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares and Class A, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-
pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
25
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
Additionally, as of April 30, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Sector Risk —  A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024,
In effect until August 31, 2024
Fund Shares Class A
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.06% 1.34%
Amount
Science & Technology Fund ............................................................................. $ 31

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
26
the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
During the tax year ended April 30, 2024, the Fund did not pay distributions.
Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30. There were no distributions for the nine months ended
April 30, 2023.
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Science & Technology Fund ................................. $ — $ 943 6.13% $ 945
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Science & Technology Fund ........................ Borrower $ — $ 1,877 5.88% $ 3,317
Total
Accumulated
Earnings
(Loss) Capital
Science & Technology Fund ................................................................... $ 3,836 $ (3,836)
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Science & Technology Fund .................................................. $ 31,811 $ 214,246 $ 246,057

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
27
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Science & Technology Fund ................. $ (1) $ (1) $ (76,445) $ (2,795) $ 406,648 $ 327,407
Short-Term
Amount Total
Science & Technology Fund ............................................................. $ (76,445) $ (76,445)
Amount
Science & Technology Fund ............................................................................. $ (79,498)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Science & Technology Fund ............................ $ 714,796 $ 460,809 $ (54,161) $ 406,648

28
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Science & Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Science & Technology Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through
April 30, 2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through
April 30, 2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
29
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
30
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
31
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
32
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Science & Technology Fund
Fund Shares ............................ $ 1,000.00 $ 1,295.20 $ 1,020.14 $ 5.42 $ 4.77 0.95%
Class A ............................... 1,000.00 1,293.50 1,018.60 7.19 6.32 1.26%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Science & Technology Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Wellington
Management Company LLP (the “Subadviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory
Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services also include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
35
(Unaudited)
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was below the medians of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the median of its expense group and equal to the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the
Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund’s subadvisory fees. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The
Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service.
In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The
Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board took into account management’s discussion of the current advisory fee structure. The
Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
36
(Unaudited)
Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s level of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2023, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund’s performance; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
38
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
39
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
40
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
31712-0624

April 30, 2024
Annual Report
Victory Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 4
Investment Objective and Portfolio Holdings (Unaudited) 5
Schedule of Portfolio Investments 6
Financial Statements
Statement of Assets and Liabilities
28
Statement of Operations
29
Statements of Changes in Net Assets
30
Financial Highlights
32
Notes to Financial Statements 36
Report of Independent Registered Public Accounting Firm 45
Supplemental Information (Unaudited)
Trustee and Officer Information
46
Proxy Voting and Portfolio Holdings Information
49
Expense Examples
49
Additional Federal Income Tax Information
50
Advisory Contract Approval
51
Liquidity Risk Management Program
54
Privacy Policy
55

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Short-Term Bond Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle and raised the federal funds rate by an additional 50 basis points (a basis point is 1/100th of a percentage point). The Fed concluded April 30, 2024, with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Inflation as measured by the Consumer Price
Index, a widely recognized inflation yardstick, ended the reporting period at 3.5%, above the Fed’s 2% target (latest data as of
March 31, 2024). Throughout the period, a stronger than expected labor market coupled with inflation running at or above target levels, continued to exert pressure on the Fed to keep interest rates higher for longer.
While the treasury yield curve is normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common indicator of a potential recession is a negative spread
(i.e. inversion) between the 3-Month U.S. Treasury Bill and the 10-Year U.S. Treasury Bond. This means the market is expecting the Fed to begin cutting the federal funds rate as the economy is expected to slow and possibly slip into a recession. Rate volatility was a defining theme for markets throughout the reporting period and the U.S. Treasury yield curve’s inversion deepened following the first quarter of 2023 through the first half of the reporting period. Geopolitical strife in Europe and the Middle East, sticky inflation, and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of the reporting period, surprising economic resilience in the U.S. and heavy Treasury issuance moved
10-year rates back up and the inversion became less severe. Market sentiment that a ‘soft landing’ may be possible led financial markets to rally significantly through the end of 2023 and pushed 10-year rates back down. Credit spreads tightened as recession fears eased and yields dropped, most notably in high yield. Moving into 2024, expectations for rate cuts dimmed and inflation appeared stickier. With all eyes on a data-dependent Fed, market participants pushed the forecast for the first rate cut further into 2024 which drove yields back up across the curve. Fixed income yields concluded the reporting period at historical highs in response to the uncertainty surrounding monetary policy. While the economy has seemingly avoided the recession many forecasted in the beginning of the reporting period, pressure on the Fed to balance its dual mandate while avoiding broader economic disruption remains.
How did the Victory Short-Term Bond Fund (the “Fund”) perform during the reporting period?
The Fund has four share classes: Fund Shares, Institutional Shares, Class A, and Class R6. For the reporting period ended April
30, 2024, the Fund Shares, Institutional Shares, Class A, and Class R6 had total returns (at net asset value) of 5.73%, 5.72%,
5.54%, and 5.87%, respectively. This compares to returns of 3.87% for the Bloomberg 1-3 Year Credit Index (the “Index”) and
4.46% for the Lipper Short Investment Grade Debt Funds Index.
What strategies did you employ during the reporting period?
The Fund earned a positive total return during the reporting period and outperformed the Index, driven primarily by higher coupon income and lower credit spreads, offset by increasing Treasury rates. Despite the increase in Treasury rates, changes in the yield curve helped relative performance, as the Fund is more laddered than the Index. Allocation and selection also added to the Fund’s performance. The spread of the Fund’s results across various sectors reflects the portfolio’s diversification. In particular, the Fund’s relative performance benefited from investments in banking, retailers, technology, asset-backed securities, and property and casualty insurance. Other market segments weighed on relative performance. These included Treasuries, commercial mortgage-backed securities, metals & mining, chemicals, and cash. From a credit risk perspective, BBBs, AAAs, and underweight to single As, relative to the Index provided the most outperformance. We continued to adhere to our disciplined investment approach, which seeks to maintain an attractive yield with an acceptable level of risk.
In keeping with our investment process, we continued to build the portfolio bond by bond. We seek ideas where our fundamental understanding of the credit risk differs from that of the market, working with our team of analysts to evaluate each potential investment individually. During the reporting period, we continued to find what we believe are attractive opportunities to deploy capital as we sought to take advantage of relative value opportunities across the fixed income market. Our analysts continued to analyze and monitor every holding in the portfolio. We are committed to building a portfolio that we believe is diversified among multiple asset classes and across various issuers. To minimize the Fund’s exposure to potential surprises, we limit the positions we take in any single issuer.
Thank you for allowing us to assist you with your investment needs.

4
Victory Short-Term Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Short-Term Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg 1-3 Year Credit Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority, and non-U.S. agency bonds that have a remaining maturity of at least one year and less than three years. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Short Investment Grade Debt Funds Index tracks the total return performance of funds in the Lipper Short Investment Grade
Debt Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
Class A Class R6
INCEPTION DATE 6/1/93 8/1/08 8/2/10 12/1/16
Net Asset
Value
Net Asset
Value
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Bloomberg 1-3
Year Credit
Index
1
Lipper Short
Investment
Grade Debt
Funds Index
2
One Year 5.73% 5.72% 5.54% 3.18% 5.87% 3.87% 4.46%
Five Year 2.51% 2.61% 2.31% 1.85% 2.70% 1.72% 1.87%
Ten Year 2.18% 2.27% 1.97% 1.74% N/A 1.73% 1.71%
Since Inception N/A N/A N/A N/A 2.71% N/A N/A

5
Victory Portfolios III
Victory Short-Term Bond Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income consistent with preservation of principal.
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
**
Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Short-Term Bond Fund
6
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (33.4%)
ABS Auto (21.1%):
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 12/15/26 @ 100 (a) .............. $ 2,000 $ 2,007
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 12/15/26 @ 100 (a) .............. 1,268 1,280
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 4/15/27 @ 100 (a) ............... 2,826 2,828
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 4/15/27 @ 100 (a) ............... 1,333 1,367
Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 9/15/27 @ 100 ................ 1,263 1,245
Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 9/15/27 @ 100 ................ 1,500 1,482
American Credit Acceptance Receivables Trust .................................
Series 2021-4 , Class E , 3 .12% , 2/14/28 , Callable 3/13/25 @ 100 (a) ............... 500 484
Series 2022-1 , Class C , 2 .12% , 3/13/28 , Callable 4/13/25 @ 100 (a) ............... 1,365 1,359
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 2/12/26 @ 100 (a) ............... 1,000 996
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
5/18/25 @ 100 ..................................................... 2,135 2,029
ARI Fleet Lease Trust ....................................................
Series 2021-A , Class A3 , 0 .68% , 3/15/30 , Callable 7/15/24 @ 100 (a) .............. 1,846 1,810
Series 2021-A , Class B , 1 .13% , 3/15/30 , Callable 7/15/24 @ 100 (a) ............... 2,650 2,501
Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 4/15/25 @ 100 (a) .............. 446 443
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 4/15/25 @ 100 (a) .............. 1,524 1,487
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 813 796
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class A , 3 .35% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 2,750 2,736
Series 2019-2A , Class D , 3 .04% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 604 597
Series 2019-3A , Class A , 2 .36% , 3/20/26 , Callable 4/20/25 @ 100 (a) .............. 5,000 4,885
Series 2020-1A , Class B , 2 .68% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 4,000 3,847
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 716
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 2,500 2,533
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 2,000 1,992
Canadian Pacer Auto Receivables Trust , Series 2021-1A , Class C , 1 .46% , 12/20/27 , Callable
3/19/25 @ 100 (a) ................................................... 5,594 5,350
Carmax Auto Owner Trust ................................................
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 11/15/26 @ 100 ............... 1,000 992
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 3/15/27 @ 100 ................ 1,000 1,005
CarMax Auto Owner Trust ................................................
Series 2020-2 , Class B , 2 .90% , 8/15/25 , Callable 5/15/24 @ 100 ................. 1,438 1,436
Series 2020-2 , Class D , 5 .75% , 5/17/27 , Callable 5/15/24 @ 100 ................. 3,127 3,126
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 1,800 1,681
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 6,894 6,364
Series 2022-2 , Class A3 , 3 .49% , 2/16/27 , Callable 4/15/26 @ 100 ................ 1,559 1,535
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 2/15/27 @ 100 ................. 1,000 1,023
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 6/15/27 @ 100 ................. 1,000 984
Series 2024-2 , Class D , 6 .42% , 10/15/30 , Callable 3/15/28 @ 100 ................ 3,000 2,993
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class D , 1 .82% , 9/8/27 , Callable 12/8/25 @ 100 ................. 1,318 1,213
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 5/10/26 @ 100 ................ 420 401
Series 2021-N1 , Class B , 1 .09% , 1/10/28 , Callable 5/10/26 @ 100 ................ 542 513
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 5/10/26 @ 100 ................ 414 392
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 5/10/26 @ 100 ................ 481 456
Series 2021-N2 , Class A2 , 0 .97% , 3/10/28 , Callable 1/10/27 @ 100 ............... 935 893
Series 2021-N2 , Class B , 0 .75% , 3/10/28 , Callable 1/10/27 @ 100 ................ 373 351
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 1/10/27 @ 100 ................ 366 345
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 1/10/27 @ 100 ................ 655 609
Series 2021-N3 , Class A2 , 1 .11% , 6/12/28 , Callable 4/10/27 @ 100 ............... 3,217 3,042
Series 2021-N3 , Class B , 0 .66% , 6/12/28 , Callable 4/10/27 @ 100 ................ 668 622
Series 2021-N3 , Class C , 1 .02% , 6/12/28 , Callable 4/10/27 @ 100 ................ 338 316
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 11/25/27 @ 100 (a) ............ 5,000 5,110
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 3/25/28 @ 100 (a) ............. 643 630
Series 2024-1A , Class C , 5 .36% , 1/25/30 , Callable 3/25/28 @ 100 (a) .............. 2,000 1,959
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 3/25/28 @ 100 (a) .............. 1,340 1,318
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 4/25/28 @ 100 (a) .............. 4,028 4,027
Chesapeake Funding II LLC ...............................................

Victory Portfolios III
Victory Short-Term Bond Fund
7
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A , Class A1 , 0 .47% , 4/15/33 , Callable 6/15/24 @ 100 (a) ............. $ 544 $ 534
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 1,192 1,184
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 800 801
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 1,500 1,505
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............ 354 355
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 1,582 1,584
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 2,294 2,303
Series 2024-1A , Class C , 5 .60% , 5/15/36 (a) ................................ 1,800 1,781
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 3,000 3,015
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 5/15/27 @ 100 (a) ............. 3,000 3,015
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 8/15/27 @ 100 (a) ............. 2,000 1,975
CPS Auto Receivables Trust ...............................................
Series 2022-B , Class B , 3 .88% , 8/15/28 , Callable 7/15/26 @ 100 (a) ............... 2,000 1,991
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 10/15/26 @ 100 (a) .............. 2,000 2,009
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-3A , Class A , 1 .00% , 5/15/30 , Callable 11/15/24 @ 100 (a) ............. 217 216
Series 2021-3A , Class B , 1 .38% , 7/15/30 , Callable 11/15/24 @ 100 (a) ............. 1,750 1,726
Series 2021-3A , Class C , 1 .63% , 9/16/30 , Callable 11/15/24 @ 100 (a) ............. 3,000 2,930
Series 2021-4 , Class A , 1 .26% , 10/15/30 , Callable 3/15/25 @ 100 (a) .............. 337 333
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 3/15/25 @ 100 (a) .............. 640 622
Series 2021-4 , Class C , 1 .94% , 2/18/31 , Callable 3/15/25 @ 100 (a) ............... 1,000 964
Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 4/15/26 @ 100 (a) .............. 1,000 983
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,100 1,136
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 2,000 2,025
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 100 102
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,000 4,035
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 1,895 1,926
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,886 4,984
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 1,000 1,008
Donlen Fleet Lease Funding 2 LLC ..........................................
Series 2021-2 , Class B , 0 .98% , 12/11/34 (a) ................................ 4,423 4,392
Series 2021-2 , Class C , 1 .20% , 12/11/34 (a) ................................ 5,000 4,946
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 3,000 2,877
DT Auto Owner Trust ....................................................
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 9/15/24 @ 100 (a) .............. 2,000 1,973
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 9/15/24 @ 100 (a) .............. 1,130 1,127
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 12/15/24 @ 100 (a) ............ 1,000 977
Series 2021-3A , Class C , 0 .87% , 5/17/27 , Callable 9/15/25 @ 100 (a) .............. 1,738 1,713
Series 2022-2A , Class B , 4 .22% , 1/15/27 , Callable 2/15/26 @ 100 (a) .............. 1,492 1,488
Series 2022-2A , Class D , 5 .46% , 3/15/28 , Callable 2/15/26 @ 100 (a) .............. 2,000 1,971
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 12/15/27 @ 100 (a) ........... 1,500 1,517
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 12/15/27 @ 100 (a) ............. 2,445 2,470
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 12/15/27 @ 100 (a) ............. 1,310 1,318
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 11/20/25 @ 100 (a) ............. 1,051 1,042
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000 1,996
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 1,778 1,767
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 11/20/26 @ 100 (a) ............. 920 918
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 8/20/27 @ 100 (a) .............. 4,000 4,091
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 9/20/27 @ 100 (a) .............. 2,000 1,965
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 (a) ............................... 2,528 2,530
Enterprise Fleet Funding LLC , Series 2021-1 , Class A2 , 0 .44% , 12/21/26 , Callable 7/20/24 @
100 (a) ........................................................... 59 59
Exeter Automobile Receivables Trust .........................................
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 9/15/24 @ 100 (a) .............. 1,000 989
Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable 1/15/25 @ 100 (a) .............. 6,750 6,772
Series 2020-3A , Class F , 5 .56% , 6/15/27 , Callable 5/15/25 @ 100 (a) .............. 1,440 1,417
Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable 9/15/25 @ 100 ................ 375 374
Series 2022-2A , Class B , 3 .65% , 10/15/26 , Callable 10/15/26 @ 100 .............. 710 708
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 11/15/26 @ 100 .............. 1,000 1,004

Victory Portfolios III
Victory Short-Term Bond Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 4/15/27
@ 100 (a) ......................................................... $ 3,000 $ 3,037
Flagship Credit Auto Trust ................................................
Series 2019-2 , Class D , 3 .53% , 5/15/25 , Callable 11/15/24 @ 100 (a) .............. 540 538
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 3/15/25 @ 100 (a) ............... 4,265 4,096
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 8/15/25 @ 100 (a) ............... 3,423 3,416
Series 2021-1 , Class C , 0 .91% , 3/15/27 , Callable 3/15/26 @ 100 (a) ............... 1,914 1,863
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 5/15/26 @ 100 (a) ............... 2,430 2,228
Series 2021-3 , Class B , 0 .95% , 7/15/27 , Callable 7/15/26 @ 100 (a) ............... 3,300 3,228
Series 2022-2 , Class B , 4 .76% , 5/17/27 , Callable 1/15/27 @ 100 (a) ............... 2,000 1,976
Ford Credit Auto Lease Trust ..............................................
Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @ 100 ................ 1,286 1,279
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 720 715
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 1,571 1,587
Ford Credit Auto Owner Trust ..............................................
Series 2020-1 , Class A , 2 .04% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 2,667 2,592
Series 2020-1 , Class B , 2 .29% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 5,000 4,856
Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 5,000 4,853
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 850 772
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 804
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 3,000 2,954
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 7,400 7,325
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1 , Class C , 1 .02% , 9/15/26 , Callable 7/15/24 @ 100 (a) ............... 4 4
Series 2021-1 , Class E , 2 .98% , 4/15/27 , Callable 7/15/24 @ 100 (a) ............... 1,500 1,490
Series 2021-2 , Class B , 1 .31% , 7/15/27 , Callable 3/15/25 @ 100 (a) ............... 3,759 3,712
Series 2021-2 , Class E , 3 .35% , 10/15/27 , Callable 3/15/25 @ 100 (a) .............. 750 726
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 7/15/25 @ 100 (a) ............. 564 562
Series 2022-1 , Class B , 2 .15% , 5/17/27 , Callable 7/15/25 @ 100 (a) ............... 2,000 1,955
Series 2022-2 , Class B , 5 .19% , 10/15/27 , Callable 11/15/25 @ 100 (a) ............. 2,500 2,472
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 7/15/26 @ 100 (a) ............... 1,253 1,233
Series 2023-1 , Class C , 5 .72% , 8/15/28 , Callable 7/15/26 @ 100 (a) ............... 2,000 1,962
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 9/15/27 @ 100 (a) ............... 714 700
Series 2024-1 , Class C , 5 .77% , 11/15/29 , Callable 9/15/27 @ 100 (a) .............. 1,000 968
Series 2024-1 , Class D , 6 .83% , 3/15/30 , Callable 9/15/27 @ 100 (a) ............... 1,000 979
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 3/15/28 @ 100 (a) ............ 3,000 3,002
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,660 1,650
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 3/15/28 @ 100 (a) .............. 998 990
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 5/15/24 @ 100 (a) .............. 818 818
Series 2020-2A , Class C , 4 .57% , 4/15/26 , Callable 11/15/24 @ 100 (a) ............. 329 329
Series 2020-2A , Class D , 7 .48% , 4/15/27 , Callable 11/15/24 @ 100 (a) ............. 1,560 1,561
Series 2021-2A , Class C , 1 .08% , 6/15/26 , Callable 11/15/25 @ 100 (a) ............. 858 852
Series 2021-3A , Class C , 1 .11% , 9/15/26 , Callable 3/15/26 @ 100 (a) .............. 2,353 2,317
Series 2021-4A , Class B , 1 .53% , 4/15/26 (a) ................................ 113 113
Series 2022-1A , Class B , 2 .84% , 5/15/26 (a) ................................ 353 351
Series 2022-2A , Class B , 4 .70% , 9/15/26 (a) ................................ 1,960 1,952
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 2,000 2,123
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 6/15/29 @ 100 (a) .............. 875 861
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 6/15/29 @ 100 (a) .............. 1,000 984
Series 2024-2A , Class C , 5 .93% , 6/17/30 , Callable 2/15/29 @ 100 (a) .............. 2,000 1,981
GM Financial Automobile Leasing Trust ......................................
Series 2022-2 , Class B , 4 .02% , 5/20/26 , Callable 9/20/24 @ 100 ................. 1,250 1,240
Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable 11/20/25 @ 100 ................ 833 830
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A , Class B , 5 .33% , 3/15/29 (a) ................................ 2,000 1,976
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,409 1,382
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 8/15/27 @ 100 (a) ............. 4,500 4,419
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 8/15/27 @ 100 (a) .............. 1,200 1,174
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 8/15/27 @ 100 (a) .............. 1,929 1,877

Victory Portfolios III
Victory Short-Term Bond Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 8/15/27 @ 100 (a) .............. $ 1,641 $ 1,590
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 10/15/26 @ 100 (a) ............. 1,000 992
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 10/15/26 @ 100 (a) ............. 4,000 3,939
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 10/15/26 @ 100 (a) .............. 3,000 2,942
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 10/15/26 @ 100 (a) ............. 2,625 2,576
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 4,250 4,084
Series 2022-1A , Class C , 2 .63% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 4,175 4,019
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 1,000 994
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 4,000 3,983
Hertz Vehicle Financing LLC , Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............. 4,500 4,421
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 4/25/25 @ 100 (a) ............... 375 372
Series 2021-1 , Class C , 1 .02% , 9/25/28 , Callable 4/25/25 @ 100 (a) ............... 141 139
Series 2021-1 , Class D , 1 .17% , 9/25/28 , Callable 4/25/25 @ 100 (a) ............... 186 185
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 211 208
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 108 106
Series 2021-2 , Class E , 2 .28% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 57 57
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 567 551
Series 2021-3 , Class D , 1 .01% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 776 754
Series 2021-3 , Class E , 2 .10% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 47 46
Series 2021-3 , Class F , 3 .69% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 1,150 1,111
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 172 171
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 5,600 5,495
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 5,000 4,795
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 8/15/26 @ 100 (a) .............. 671 667
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 8/15/26 @ 100 (a) .............. 1,600 1,591
Series 2022-1A , Class C , 6 .85% , 4/15/30 , Callable 8/15/26 @ 100 (a) .............. 2,000 2,001
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 1,200 1,193
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 2,000 2,003
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 1,811 1,830
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 4/15/27 @ 100 (a) .............. 1,400 1,387
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 9/15/27 @ 100 (a) ............. 1,820 1,834
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 9/15/27 @ 100 (a) .............. 614 601
Lobel Automobile Receivables Trust .........................................
Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable 10/15/25 @ 100 (a) .............. 1,732 1,736
Series 2023-2 , Class A , 7 .59% , 4/16/29 , Callable 3/15/26 @ 100 (a) ............... 1,384 1,396
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 (a) ................................ 4,000 4,034
Series 2023-1A , Class B , 7 .25% , 5/20/36 (a) ................................ 4,000 4,068
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 828 829
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 1,690 1,687
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 2,775 2,811
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 2,000 2,026
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 1/15/28 @ 100 (a) .............. 2,250 2,268
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 4,500 4,562
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 6,965 6,723
Oscar U.S. Funding XIII LLC ..............................................
Series 2021-2A , Class A3 , 0 .86% , 9/10/25 , Callable 6/10/25 @ 100 (a) ............. 1,270 1,262
Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @ 100 (a) ............. 8,100 7,706
Oscar U.S. Funding XIV LLC ..............................................
Series 2022-1A , Class A3 , 2 .30% , 4/10/26 , Callable 4/10/26 @ 100 (a) ............. 1,769 1,744
Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @ 100 (a) ............. 1,400 1,329
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 4/15/26 @ 100 (a) ............. 1,000 984
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 4/15/26 @ 100 (a) .............. 2,299 2,258
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 4/15/26 @ 100 (a) .............. 1,833 1,794
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 4/15/26 @ 100 (a) ............... 1,412 1,401

Victory Portfolios III
Victory Short-Term Bond Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 3/15/27 @ 100 (a) .............. $ 2,000 $ 1,982
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 12/15/27 @ 100 (a) ............. 4,000 4,074
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 11/15/25 @ 100 (a) .............. 973 968
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 11/15/25 @ 100 (a) .............. 1,216 1,221
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 11/15/25 @ 100 (a) .............. 835 865
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 432 431
Series 2022-B , Class D , 6 .79% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 468 468
Series 2022-B , Class E , 8 .68% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 433 434
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 758 760
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 2,056 2,064
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 2,572 2,594
Series 2023-A , Class B , 6 .49% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 1,029 1,031
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 1,024 1,027
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 2,401 2,407
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 875 870
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 3,975 3,969
Santander Bank NA .....................................................
Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 8/15/25 @ 100 (a) ............. 553 547
Series 2021-1A , Class C , 3 .27% , 12/15/31 , Callable 8/15/25 @ 100 (a) ............. 101 100
Santander Consumer Auto Receivables Trust ...................................
Series 2020-BA , Class C , 1 .29% , 4/15/26 , Callable 7/15/25 @ 100 (a) ............. 587 586
Series 2020-BA , Class E , 4 .13% , 1/15/27 , Callable 7/15/25 @ 100 (a) .............. 1,000 979
Santander Retail Auto Lease Trust , Series 2021-C , Class C , 1 .11% , 3/20/26 , Callable 6/20/24
@ 100 (a) ......................................................... 3,016 3,001
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 9/15/27 @ 100 (a) ............. 2,700 2,694
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 9/15/27 @ 100 (a) ............. 2,000 2,001
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 9/15/27 @ 100 (a) .............. 5,635 5,641
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 9/15/27 @ 100 (a) ............. 2,730 2,720
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 4/20/27 @ 100 (a) .............. 2,709 2,710
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 4/20/27 @ 100 (a) .............. 1,260 1,245
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 4/20/27 @ 100 (a) .............. 1,500 1,479
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 3,450 3,471
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 12/20/25 @ 100 (a) .............. 2,025 2,045
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 1,000 991
Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 6/20/26 @ 100 (a) ............... 1,000 991
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 9/20/27 @ 100 (a) .............. 1,500 1,491
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 9/20/27 @ 100 (a) ............... 1,950 1,918
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 3,000 2,978
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 5,679 5,697
UNIFY Auto Receivables Trust .............................................
Series 2021-1A , Class A4 , 0 .98% , 7/15/26 , Callable 2/15/25 @ 100 (a) ............. 1,134 1,121
Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 2/15/25 @ 100 (a) ............. 3,000 2,912
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 7/10/26 @ 100 (a) ............... 4,000 3,996
Series 2024-1 , Class B , 6 .57% , 6/10/27 , Callable 6/10/27 @ 100 (a) ............... 2,500 2,500
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 5/15/27 @ 100 (a) ............. 2,320 2,312
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 5/15/27 @ 100 (a) ............ 2,000 1,990
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 2,133 2,118
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 2,500 2,484
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class A3 , 6 .87% , 11/15/27 (a) ............................... 500 505
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............... 3,000 3,045
Series 2024-A , Class A3 , 5 .62% , 12/15/28 , Callable 11/15/28 @ 100 (a) ............ 1,250 1,241
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 750 740
Series 2024-A , Class C , 6 .44% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 1,000 987

Victory Portfolios III
Victory Short-Term Bond Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. $ 1,000 $ 955
Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable 4/15/26 @ 100 (a) .............. 800 793
Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable 4/15/26 @ 100 (a) .............. 1,429 1,410
Series 2022-3A , Class C , 6 .44% , 12/15/27 , Callable 5/15/26 @ 100 (a) ............. 2,000 2,009
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 6/15/26 @ 100 (a) .............. 1,000 993
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 3/15/26 @ 100 (a) .............. 1,200 1,204
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A , Class A , 2 .47% , 10/18/36 , Callable 9/18/24 @ 100 (a) ............. 564 559
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,100 1,099
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,345 1,340
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 3,333 3,342
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 2,769 2,836
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,644 3,753
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 2,625 2,610
World Omni Automobile Lease Securitization Trust , Series 2022-A , Class A4 , 3 .34% , 6/15/27 1,500 1,494
World Omni Select Auto Trust ..............................................
Series 2021-A , Class D , 1 .44% , 11/15/27 , Callable 8/15/25 @ 100 ................ 4,250 3,977
Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 7/15/26 @ 100 ................. 2,750 2,749
515,992
ABS Card (1.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 2,000 2,004
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class A , 0 .90% , 10/15/26 (a) ................................ 3,500 3,426
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 2,000 1,997
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 3,000 2,996
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 3,750 3,752
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 2,285 2,291
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 2,118 2,129
Golden Credit Card Trust , Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................. 5,000 4,525
Master Credit Card Trust .................................................
Series 2021-1A , Class B , 0 .79% , 11/21/25 (a) ............................... 1,346 1,342
Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ............................... 4,151 4,139
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,200 2,177
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 821 822
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 953 957
Series 2023-3A , Class C , 7 .08% , 10/21/30 (a) ............................... 1,500 1,501
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 919 909
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 1,680 1,666
Synchrony Card Funding LLC , Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @
100 ............................................................. 880 861
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 973
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,500 1,478
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 3,033 3,048
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 1,000 989
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,120 1,110
45,092
ABS Other (10.4%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class A2 , 6 .30% , 9/16/30 , Callable 2/15/27 @ 100 (a) .............. 375 375
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 2/15/27 @ 100 (a) ............... 1,667 1,652
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 5,500 4,983
AMSR Trust ..........................................................
Series 2021-SFR1 , Class A , 1 .95% , 6/17/38 (a) .............................. 2,000 1,730
Series 2021-SFR1 , Class B , 2 .15% , 6/17/38 (a) .............................. 2,000 1,722
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) .............................. 1,200 1,034
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 11/20/24 @ 100 (a) ............. 1,240 1,225

Victory Portfolios III
Victory Short-Term Bond Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 11/20/24 @ 100 (a) ............. $ 1,000 $ 976
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 762 745
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 4,162 3,970
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 6/20/26 @ 100 (a) ............. 864 861
Series 2022-2A , Class B , 5 .65% , 10/20/28 , Callable 6/20/26 @ 100 (a) ............. 2,000 1,982
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 750
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,966 1,979
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 500 511
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 1,622 1,595
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 2,722 2,681
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class A2 , 1 .23% , 5/15/26 , Callable 10/15/24 @ 100 (a) ............ 49 48
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 10/15/24 @ 100 (a) ............. 2,467 2,411
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/24 @ 100 (a) ............. 2,000 1,877
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 2/15/28 @ 100 (a) ............. 3,000 2,993
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 1,239 1,243
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,200 1,216
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,020
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 2/15/27 @
100 (a) ........................................................... 1,363 1,366
CARS-DB4 LP , Series 2020-1A , Class A1 , 2 .69% , 2/15/50 , Callable 5/15/24 @ 100 (a) ..... 3,856 3,749
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 8/15/24 @ 100 (a) ..... 1,860 1,673
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 2,930 2,883
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 3/14/25 @ 100 (a) ............... 1,487 1,420
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 2,010 2,013
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 3,556 3,582
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 2,250 2,287
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,300 1,323
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 5/15/24 @
100 (a) ........................................................... 2,827 2,556
CNH Equipment Trust , Series 2022-A , Class A3 , 2 .94% , 7/15/27 , Callable 12/15/26 @ 100 .. 909 887
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 615 616
Series 2023-A , Class A , 8 .01% , 1/17/28 (a) ................................. 858 858
Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24 @ 100 (a) ............. 2,253 2,266
Series 2024-A , Class A , 7 .05% , 1/16/29 , Callable 8/15/25 @ 100 (a) ............... 5,079 5,086
Series 2024-A , Class B , 9 .80% , 1/16/29 , Callable 8/15/25 @ 100 (a) ............... 5,500 5,570
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 2,444 2,437
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 1,643 1,648
Dell Equipment Finance Trust ..............................................
Series 2022-1 , Class B , 2 .72% , 8/23/27 , Callable 8/22/24 @ 100 (a) ............... 1,550 1,534
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 9/22/25 @ 100 (a) ............... 1,818 1,829
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 9/22/25 @ 100 (a) ............... 1,100 1,101
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 9/22/25 @ 100 (a) ............... 2,283 2,297
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,060 1,068
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,350 1,342
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,364 1,352
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 10/15/24 @ 100 (a) ............. 765 763
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 4/15/26 @ 100 (a) ............... 5,000 4,703
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 2/15/27 @ 100 (a) .............. 917 916
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ............... 5,430 5,486
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 3,000 3,019
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 1,666 1,590
Diamond Infrastructure Funding LLC ........................................

Victory Portfolios III
Victory Short-Term Bond Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. $ 3,333 $ 2,962
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,000 2,656
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 3,273 2,766
Diamond Resorts Owner Trust .............................................
Series 2021-1A , Class A , 1 .51% , 11/21/33 , Callable 9/20/25 @ 100 (a) ............. 796 755
Series 2021-1A , Class B , 2 .05% , 11/21/33 , Callable 9/20/25 @ 100 (a) ............. 459 437
DLLAA LLC , Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 11/20/27 @ 100 (a) ..... 2,000 1,997
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 2/20/27 @ 100 (a) ............. 2,000 1,990
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 2/20/27 @ 100 (a) ............. 1,143 1,135
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 7/20/25 @ 100 (a) ....... 3,000 2,964
FirstKey Homes Trust ....................................................
Series 2021-SFR1 , Class B , 1 .79% , 8/17/38 (a) .............................. 3,000 2,722
Series 2021-SFR1 , Class C , 1 .89% , 8/17/38 (a) .............................. 3,000 2,715
Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) .............................. 2,308 2,077
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ............................. 1,000 914
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) ............................. 1,750 1,590
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 5,000 4,528
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 1,597 1,580
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 1,867 1,829
FRTKL , Series 2021-SFR1 , Class B , 1 .72% , 9/17/38 (a) ............................ 1,500 1,354
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 654 674
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 1,200 1,231
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 800 771
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 1,500 1,472
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,448
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 650 641
HPEFS Equipment Trust ..................................................
Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 9/20/24 @ 100 (a) .............. 1,415 1,406
Series 2021-2A , Class D , 1 .29% , 3/20/29 , Callable 9/20/24 @ 100 (a) .............. 2,719 2,670
Series 2022-2A , Class D , 4 .94% , 3/20/30 , Callable 12/20/25 @ 100 (a) ............. 1,200 1,185
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 4/20/26 @ 100 (a) .............. 735 737
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 10/20/26 @ 100 (a) ............. 1,500 1,524
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 3,638 3,616
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 1,899 1,853
Series 2023-2A , Class A4 , 5 .23% , 6/15/28 , Callable 4/15/27 @ 100 (a) ............. 1,500 1,484
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 6/15/27
@ 100 (a) ......................................................... 2,596 2,588
MMAF Equipment Finance LLC ............................................
Series 2020-BA , Class A5 , 0 .85% , 4/14/42 , Callable 5/14/25 @ 100 (a) ............. 5,000 4,755
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000 1,839
Series 2022-A , Class A3 , 3 .20% , 1/13/28 (a) ................................ 1,901 1,861
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 1,000 998
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,500 1,492
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 3/13/31 @ 100 (a) .............. 1,100 1,075
MVW LLC ...........................................................
Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 12/20/26 @ 100 (a) ........... 672 599
Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 12/20/26 @ 100 (a) ........... 703 629
MVW Owner Trust , Series 2018-1A , Class A , 3 .45% , 1/21/36 , Callable 7/20/24 @ 100 (a) ... 1,985 1,968
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 4,516 3,935
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 1,466 1,233
NMEF Funding LLC ....................................................
Series 2021-A , Class B , 1 .85% , 12/15/27 , Callable 9/15/24 @ 100 (a) .............. 656 654
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 9/15/26 @ 100 (a) .............. 570 569
Series 2022-B , Class B , 7 .12% , 6/15/29 , Callable 9/15/26 @ 100 (a) ............... 1,000 995
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 4/15/27 @ 100 (a) ............... 1,500 1,509
NP SPE II LLC ........................................................
Series 2017-1A , Class A1 , 3 .37% , 10/21/47 , Callable 5/20/24 @ 100 (a) ............ 1,120 1,067
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 5/19/24 @ 100 (a) ............ 2,411 2,290

Victory Portfolios III
Victory Short-Term Bond Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Pawnee Equipment Receivables LLC .........................................
Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable 7/15/25 @ 100 (a) .............. $ 403 $ 397
Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable 7/15/25 @ 100 (a) ............... 1,637 1,578
Series 2022-1 , Class A3 , 5 .17% , 2/15/28 , Callable 6/15/26 @ 100 (a) .............. 898 894
Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 6/15/26 @ 100 (a) ............... 2,375 2,341
Post Road Equipment Finance , Series 2022-1A , Class B , 5 .15% , 1/16/29 , Callable 9/15/25 @
100 (a) ........................................................... 1,000 986
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,254 1,239
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,994 1,955
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 500 491
Progress Residential , Series 2021-SFR4 , Class B , 1 .81% , 5/17/38 (a) .................. 4,500 4,126
Progress Residential Trust .................................................
Series 2021-SFR2 , Class B , 1 .80% , 4/19/38 (a) .............................. 6,850 6,299
Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) .............................. 2,400 2,178
Series 2021-SFR5 , Class C , 1 .81% , 7/17/38 (a) .............................. 1,500 1,357
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) ............ 2,813 2,560
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 815 815
Series 2020-1A , Class C , 2 .60% , 8/21/28 , Callable 2/20/25 @ 100 (a) .............. 2,900 2,829
Series 2021-1A , Class B , 1 .37% , 8/20/29 , Callable 12/20/25 @ 100 (a) ............. 500 481
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 12/20/25 @ 100 (a) ............. 616 571
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 429 433
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/29 @ 100 (a) .............. 785 784
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/29 @ 100 (a) ............. 1,319 1,267
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 857 873
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 4,563 4,637
Sierra Timeshare Receivables Funding LLC , Series 2019-3A , Class A , 2 .34% , 8/20/36 ,
Callable 9/20/24 @ 100 (a) ............................................ 1,362 1,344
Tricon Residential Trust , Series 2022-SFR1 , Class B , 4 .20% , 4/17/39 (a) ................ 1,000 949
Trinity Rail Leasing LLC , Series 2019-2A , Class A1 , 2 .39% , 10/18/49 , Callable 5/17/24 @
100 (a) ........................................................... 903 859
Vantage Data Centers Issuer LLC ...........................................
Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 5/15/24 @ 100 (a) ............. 1,320 1,311
Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 5/15/24 @ 100 (a) ............. 6,500 6,080
VB-S1 Issuer LLC , Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) ... 1,000 912
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @ 100 (a) ............. 1,850 1,855
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 2,000 2,001
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 749 753
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 2,000 1,958
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 833 837
Volvo Financial Equipment LLC , Series 2020-1A , Class A4 , 0 .60% , 3/15/28 , Callable 7/15/24
@ 100 (a) ......................................................... 765 759
255,247
Agency ABS Other (0.1%):
Nelnet Student Loan Trust , Series 2005-3 , Class B , 5 .89% ( SOFR90A + 54 bps ) , 9/22/37 ,
Callable 6/22/24 @ 100 (b) ............................................ 1,048 1,029
Total Asset-Backed Securities (Cost $830,136)
a
a
a
817,360
Collateralized Loan Obligations (0.6%)
Cash Flow CLO (0.6%):
Annisa CLO Ltd. , Series 2016-2A , Class AR , 6 .69% ( TSFR3M + 136 bps ) , 7/20/31 , Callable
7/20/24 @ 100 (a) (b) ................................................. 2,265 2,268
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .62% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 7/20/24 @ 100 (a) (b) .......................................... 2,000 2,008
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/25 @
100 (a) ........................................................... 1,000 952
Palmer Square Loan Funding Ltd. ...........................................

Victory Portfolios III
Victory Short-Term Bond Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A , Class A1 , 6 .49% ( TSFR3M + 116 bps ) , 4/20/29 , Callable 7/20/24 @
100 (a) (b) ......................................................... $ 169 $ 169
Series 2023-1A , Class A1 , 7 .02% ( TSFR3M + 170 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ......................................................... 2,552 2,553
Series 2023-1A , Class A2 , 7 .82% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ......................................................... 1,000 1,002
Race Point X CLO Ltd. , Series 2016-10A , Class A1R , 6 .69% ( TSFR3M + 136 bps ) , 7/25/31 ,
Callable 7/25/24 @ 100 (a) (b) .......................................... 2,965 2,967
Stratus CLO Ltd. .......................................................
Series 2021-3A , Class A , 6 .54% ( TSFR3M + 121 bps ) , 12/29/29 , Callable 7/20/24 @
100 (a) (b) ......................................................... 979 980
Series 2021-3A , Class B , 7 .14% ( TSFR3M + 181 bps ) , 12/29/29 , Callable 7/20/24 @
100 (a) (b) ......................................................... 1,643 1,644
14,543
Total Collateralized Loan Obligations (Cost $14,567)
a
a
a
14,543
Collateralized Mortgage Obligations (5.0%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 2,783 2,741
Federal National Mortgage Association .......................................
Series 2012-104 , Class HC , 1 .25% , 9/25/27 ................................ 338 323
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,668 1,646
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,924 1,906
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,914 1,915
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,973 1,948
10,479
Commercial MBS (4.6%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) .................. 2,000 1,799
BBCMS Mortgage Trust , Series 2020-BID , Class C , 9 .08% ( TSFR1M + 375 bps ) ,
10/15/37 (a) (b) ..................................................... 2,000 1,955
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ............... 3,731 3,697
Series 2021-TY , Class B , 6 .59% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) ............... 750 736
Series 2021-TY , Class C , 7 .14% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) ............... 2,712 2,643
Series 2021-TY , Class D , 7 .79% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) ............... 1,313 1,281
Series 2022-OANA , Class B , 7 .77% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) ............ 3,000 3,004
Series 2022-STAR , Class A , 8 .55% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) ............. 4,000 4,010
BX Commercial Mortgage Trust , Series 2021-VOLT , Class B , 6 .39% ( TSFR1M + 106 bps ) ,
9/15/36 (a) (b) ...................................................... 2,500 2,472
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 2,750 2,503
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class XA , 1 .29% , 10/15/45 , Callable 5/15/24 @ 100 (c) (d) ........ 10,719 78
Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 14,610 13,637
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (c) ........... 6,550 6,387
Series 2015-PC1 , Class B , 4 .42% , 7/10/50 , Callable 6/10/25 @ 100 (c) ............. 3,366 3,218
Series 2020-CBM , Class A2 , 2 .90% , 2/10/37 , Callable 2/10/25 @ 100 (a) ........... 5,620 5,432
Series 2020-CBM , Class B , 3 .10% , 2/10/37 , Callable 2/10/25 @ 100 (a) ............ 5,000 4,803
Series 2020-CBM , Class C , 3 .40% , 2/10/37 , Callable 2/10/25 @ 100 (a) ............ 6,875 6,582
CSMC , Series 2021-980M , Class A , 2 .39% , 7/15/31 (a) ............................ 2,500 2,275
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 7 .04% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) 2,000 1,998
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (c) ........ 2,400 2,302
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ............................. 13,110 9,544
Series 2020-UPTN , Class A , 2 .75% , 2/10/37 , Callable 2/10/25 @ 100 (a) ........... 2,000 1,925
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 11,824 11,437
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 3,000 2,779
Life Mortgage Trust , Series 2021-BMR , Class B , 6 .32% ( TSFR1M + 99 bps ) , 3/15/38 (a) (b) ... 2,949 2,899

Victory Portfolios III
Victory Short-Term Bond Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Morgan Stanley Capital I Trust , Series 2019-NUGS , Class B , 6 .74% ( TSFR1M + 141 bps ) ,
12/15/36 (a) (b) ..................................................... $ 3,846 $ 2,668
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/15/40 (a) ....................... 2,357 2,277
SREIT Trust , Series 2021-MFP2 , Class C , 6 .81% ( TSFR1M + 149 bps ) , 11/15/36 (a) (b) ...... 2,000 1,979
TTAN ...............................................................
Series 2021-MHC , Class B , 6 .54% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) ............. 1,871 1,853
Series 2021-MHC , Class C , 6 .79% ( TSFR1M + 146 bps ) , 3/15/38 (a) (b) ............. 2,519 2,491
Series 2021-MHC , Class D , 7 .19% ( TSFR1M + 186 bps ) , 3/15/38 (a) (b) ............. 1,007 995
111,659
Private CMO Other (0.0%):(e)
Sequoia Mortgage Trust , Series 2013-5 , Class A2 , 3 .00% , 5/25/43 , Callable 2/25/25 @
100 (a) (c) ......................................................... 528 455
Total Collateralized Mortgage Obligations (Cost $131,898)
a
a
a
122,593
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII , 11 .96% ( TSFR3M + 663 bps ) , 10/30/40 (b) ..................... 200,000 5,800
Total Preferred Stocks (Cost $5,470)
a
a
a
5,800
Principal Amount
(000)
Senior Secured Loans (0.1%)
Consumer Discretionary (0.0%):(e)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 644 663
Industrials (0.1%):
MasTec, Inc., Three-Year Term Loan, First Lien , 6 .69% ( SOFR01M + 138 bps ) , 9/1/25 (b) .... 2,000 1,998
Total Senior Secured Loans (Cost $2,614)
a
a
a
2,661
Corporate Bonds (35.6%)
Communication Services (0.4%):
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 (f) ...................... 1,750 1,601
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 6/6/24 @ 100 (a) ....................................... 2,587 2,567
T-Mobile US, Inc. , 4 .75% , 2/1/28 , Callable 5/17/24 @ 101.58 ....................... 2,641 2,572
Warnermedia Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 ................. 4,000 3,769
10,509
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc.
5 .95% , 3/9/28 , Callable 2/9/28 @ 100 (f) .................................. 2,500 2,470
3 .90% , 4/15/30 , Callable 1/15/30 @ 100 (f) ................................. 2,895 2,583
Association of American Medical Colleges
2 .27% , 10/1/25 .................................................... 4,145 3,892
2 .39% , 10/1/26 .................................................... 4,275 3,876
Brunswick Corp. , 5 .85% , 3/18/29 , Callable 2/18/29 @ 100 ......................... 2,000 1,970
Daimler Truck Finance North America LLC , 5 .00% , 1/15/27 (a) ...................... 2,000 1,973
Duke University Health System, Inc. , 2 .26% , 6/1/26 .............................. 700 651
General Motors Financial Co., Inc. , 5 .55% , 7/15/29 , Callable 6/15/29 @ 100 ............ 3,000 2,954
Genuine Parts Co. , 6 .50% , 11/1/28 , Callable 10/1/28 @ 100 ........................ 2,000 2,075
Howard University , 2 .42% , 10/1/24 .......................................... 1,350 1,333
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 3,000 2,998
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 5/17/24 @ 101.88 (a) .......................... 5,000 4,533
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 4,216 3,895
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 3,296 2,977

Victory Portfolios III
Victory Short-Term Bond Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
QVC, Inc. , 4 .45% , 2/15/25 , Callable 11/15/24 @ 100 (f) ........................... $ 9,450 $ 9,202
Tapestry, Inc.
7 .00% , 11/27/26 .................................................... 2,000 2,037
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 1,500 1,547
Toll Brothers Finance Corp. , 4 .88% , 3/15/27 , Callable 12/15/26 @ 100 ................ 250 244
Volkswagen Group of America Finance LLC
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 2,000 2,040
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 2,000 1,960
55,210
Consumer Staples (1.1%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 4,000 4,052
Campbell Soup Co. , 5 .20% , 3/19/27 ......................................... 2,000 1,988
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
6 .50% , 4/15/29 , Callable 5/17/24 @ 103.25 ................................ 1,643 1,644
5 .50% , 1/15/30 , Callable 1/15/25 @ 102.75 ................................ 2,669 2,578
3 .75% , 12/1/31 , Callable 12/1/26 @ 101.88 ................................ 1,419 1,196
Keurig Dr. Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 3,000 2,955
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 5,000 4,915
5 .25% , 9/7/28 , Callable 8/7/28 @ 100 .................................... 3,000 2,985
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 3,000 2,465
The J.M. Smucker Co. , 5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................... 2,000 2,039
26,817
Energy (3.0%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 6/6/24 @ 103.81 (a) .................. 1,500 1,540
Apache Corp. , 7 .75% , 12/15/29 ............................................. 2,250 2,416
Buckeye Partners LP , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 ...................... 1,000 987
Continental Resources, Inc. , 3 .80% , 6/1/24 ..................................... 9,171 9,147
DCP Midstream Operating LP , 5 .38% , 7/15/25 , Callable 4/15/25 @ 100 ................ 1,908 1,897
Devon Energy Corp. , 5 .25% , 10/15/27 , Callable 5/17/24 @ 101.75 ................... 13,330 13,201
Endeavor Energy Resources LP/EER Finance, Inc. , 5 .75% , 1/30/28 , Callable 6/6/24 @
101.92 (a) ......................................................... 7,609 7,755
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (g) ..................... 2,567 2,492
6 .75% ( H15T5Y + 513 bps ) , Callable 5/15/25 @ 100 (b) (g) ...................... 333 325
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (g) ...................... 2,300 2,205
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 1,171 1,115
HF Sinclair Corp. , 6 .38% , 4/15/27 , Callable 5/17/24 @ 103.19 (a) .................... 2,200 2,201
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 4/15/25 @ 103 (a) ...... 1,333 1,278
Murphy Oil Corp. , 5 .88% , 12/1/27 , Callable 5/22/24 @ 101.96 ...................... 3,208 3,174
Ovintiv, Inc. , 5 .65% , 5/15/28 , Callable 4/15/28 @ 100 ............................ 2,000 1,999
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 6/6/24 @ 101.03 (a) ... 8,699 8,162
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 6 .50% , 7/15/27 ,
Callable 6/6/24 @ 103.25 ............................................. 7,772 7,826
Viper Energy, Inc. , 5 .38% , 11/1/27 , Callable 5/22/24 @ 101.79 (a) .................... 6,350 6,195
73,915
Financials (18.3%):
Ally Financial, Inc.
5 .75% , 11/20/25 , Callable 10/21/25 @ 100 ................................. 3,750 3,719
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) .................... 4,611 4,709
Antares Holdings LP , 8 .50% , 5/18/25 , Callable 4/18/25 @ 100 (a) ..................... 2,515 2,548
Ares Capital Corp. , 3 .25% , 7/15/25 , Callable 6/15/25 @ 100 ........................ 5,000 4,824
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 5/22/24 @ 101.46 (a) .................. 11,245 10,702
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 7,059 7,053
Bank of America Corp.
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (b) (g) ...................... 2,000 1,996
6 .50% ( TSFR3M + 444 bps ) , Callable 10/23/24 @ 100 (b) (g) ..................... 1,265 1,266

Victory Portfolios III
Victory Short-Term Bond Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Blackstone Private Credit Fund
1 .75% , 9/15/24 .................................................... $ 3,500 $ 3,438
2 .35% , 11/22/24 .................................................... 5,000 4,887
4 .70% , 3/24/25 .................................................... 2,000 1,974
7 .05% , 9/29/25 .................................................... 2,500 2,522
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 3,808 3,457
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 6,500 6,452
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 2,677 2,734
Cadence Bank
7 .25% ( US0003M + 454 bps ) , 6/28/29 , Callable 6/28/24 @ 100 (a) (b) ............... 1,000 985
4 .75% ( US0003M + 303 bps ) , 6/30/29 , Callable 6/30/24 @ 100 (b) ................. 10,000 9,938
4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (b) ............... 9,196 8,736
Capital One Financial Corp.
4 .17% ( SOFR + 137 bps ) , 5/9/25 , Callable 5/9/24 @ 100 (b) ...................... 2,000 1,999
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (b) ...................... 2,000 1,964
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (b) ...................... 2,000 2,018
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 1,000 926
Citigroup, Inc. , 9 .03% ( TSFR3M + 373 bps ) , Callable 5/15/24 @ 100 (b) (g) .............. 1,000 1,001
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 1,640 1,638
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 6,640 6,614
4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (b) ...................... 1,000 947
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (g) .... 1,850 1,809
DAE Funding LLC , 1 .55% , 8/1/24 , Callable 7/1/24 @ 100 (a) ....................... 1,250 1,233
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 9,599 9,592
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 932 889
EverBank Financial Corp. , 10 .29% ( TSFR3M + 497 bps ) , 3/15/26 , Callable 6/6/24 @ 100 (b) .. 5,718 5,566
F&G Global Funding , 5 .15% , 7/7/25 (a) ....................................... 2,000 1,965
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (g) ........... 7,793 7,433
First American Financial Corp. , 4 .60% , 11/15/24 ................................ 6,000 5,943
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) 10,871 10,342
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 9,000 8,130
First-Citizens Bank & Trust Co. , 4 .13% ( H15T5Y + 237 bps ) , 11/13/29 , Callable 11/13/24 @
100 (b) ........................................................... 1,000 950
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 3,000 2,881
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 3,000 2,898
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 2,000 1,726
FS KKR Capital Corp.
4 .63% , 7/15/24 , Callable 6/15/24 @ 100 .................................. 2,250 2,241
1 .65% , 10/12/24 .................................................... 2,119 2,074
4 .25% , 2/14/25 , Callable 1/14/25 @ 100 (a) ................................ 5,600 5,514
3 .40% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 4,000 3,783
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) .... 9,318 7,955
GA Global Funding Trust , 1 .63% , 1/15/26 (a) ................................... 2,500 2,319
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 5,000 4,615
5 .34% , 4/4/27 (a) ................................................... 3,000 2,969
Global Payments, Inc. , 1 .50% , 11/15/24 , Callable 10/15/24 @ 100 .................... 3,000 2,933
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) (f) ........ 1,500 1,373
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 10,000 9,584
Hilltop Holdings, Inc.
5 .00% , 4/15/25 , Callable 1/15/25 @ 100 .................................. 5,000 4,794
5 .75% ( TSFR3M + 568 bps ) , 5/15/30 , Callable 5/15/25 @ 100 (b) .................. 5,000 4,626
Horace Mann Educators Corp. , 7 .25% , 9/15/28 , Callable 8/15/28 @ 100 ................ 5,000 5,248
HSB Group, Inc. , 6 .50% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 6/6/24 @ 100 (b) .......... 2,750 2,577
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (b) (g) .... 750 673
Hyundai Capital America
5 .68% , 6/26/28 , Callable 5/26/28 @ 100 (a) ................................ 2,000 1,992
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 5,000 4,907

Victory Portfolios III
Victory Short-Term Bond Fund
19
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kemper Corp.
4 .35% , 2/15/25 , Callable 11/15/24 @ 100 (f) ................................ $ 2,684 $ 2,646
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 2,020 1,591
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 6,501 5,365
KeyCorp. , 3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , MTN , Callable 2/23/25 @ 100 (b) ....... 6,715 6,683
Luther Burbank Corp. , 6 .50% , 9/30/24 , Callable 8/31/24 @ 100 (a) .................... 2,500 2,461
M&T Bank Corp.
3 .50% ( H15T5Y + 268 bps ) , Callable 9/1/26 @ 100 (b) (g) ....................... 800 617
5 .75% , 10/1/24 .................................................... 8,120 7,998
Main Street Capital Corp.
5 .20% , 5/1/24 ..................................................... 11,700 11,700
3 .00% , 7/14/26 , Callable 6/14/26 @ 100 .................................. 3,500 3,276
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 4,500 4,381
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (b) (g) ............ 2,650 2,620
Mobr-04 LLC (LOC - Compass Bank) , 6 .43% , 9/1/24 (h) ........................... 2,750 2,750
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 6/6/24 @
101.67 (f) ......................................................... 10,901 8,936
National General Holdings Corp. , 6 .75% , 5/15/24 (a) .............................. 4,000 4,000
New York Community Bancorp, Inc. , 8 .38% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 8/6/24 @
100 (b) (f) ......................................................... 2,242 1,993
NMI Holdings, Inc. , 7 .38% , 6/1/25 , Callable 3/30/25 @ 100 (a) ...................... 3,258 3,285
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 3,000 3,000
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 2,000 1,964
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 3,898 3,807
Radian Group, Inc.
4 .50% , 10/1/24 , Callable 7/1/24 @ 100 ................................... 6,349 6,296
6 .20% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 3,000 2,979
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (f) (g) ...... 8,786 8,606
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 7,696 6,495
Signature Bank , 4 .13% ( US0003M + 256 bps ) , 11/1/29 , Callable 11/1/24 @ 100 (b) (i) ....... 2,000 1,082
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 1,622 1,502
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 6,430 5,232
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 3,000 2,961
Synchrony Financial
4 .88% , 6/13/25 , Callable 5/13/25 @ 100 .................................. 2,000 1,968
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 2,816 2,607
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 4,000 3,818
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) .................... 6,188 5,847
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 6,000 5,362
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,530 1,419
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (g) ...................... 6,500 6,356
4 .97% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (b) .................... 2,000 1,958
The Charles Schwab Corp. , 5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (f) (g) ..... 8,500 8,401
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 13,590 13,128
Toyota Motor Credit Corp. , 5 .25% , 9/11/28 .................................... 2,000 2,000
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (g) ....................... 9,000 8,755
4 .25% , 9/30/24 .................................................... 1,955 1,936
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (b) ............. 2,000 2,093
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 4,500 4,504
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 3,000 3,074
US Bancorp , 3 .10% , 4/27/26 , MTN , Callable 3/27/26 @ 100 ........................ 4,250 4,055
Webster Financial Corp. , 4 .00% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 12/30/24 @ 100 (b) . 8,750 7,663
Wells Fargo & Co.
3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (g) ...................... 2,000 1,895
5 .90% , Callable 6/15/24 @ 100 (g) ....................................... 15,641 15,588
447,234
Health Care (0.6%):
Blue Cross and Blue Shield of Minnesota , 3 .79% , 5/1/25 , Callable 2/1/25 @ 100 (a) ....... 5,720 5,592

Victory Portfolios III
Victory Short-Term Bond Fund
20
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Health Care Service Corp. A Mutual Legal Reserve Co. , 2 .20% , 6/1/30 , Callable 3/1/30 @
100 (a) ........................................................... $ 2,504 $ 2,069
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 3,448 3,364
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 (a) ................................ 2,000 1,984
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. 3,000 2,943
15,952
Industrials (3.2%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 3,000 2,990
American Airlines Pass Through Trust
4 .38% , 6/15/24 (a) .................................................. 3,145 3,101
4 .00% , 9/22/27 .................................................... 1,397 1,297
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 2,000 1,974
Aviation Capital Group LLC , 5 .50% , 12/15/24 , Callable 11/15/24 @ 100 (a) ............. 7,495 7,452
British Airways Pass Through Trust , 4 .63% , 6/20/24 (a) ............................ 673 671
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 2,000 1,957
Concentrix Corp.
6 .65% , 8/2/26 , Callable 7/2/26 @ 100 .................................... 2,000 2,015
6 .60% , 8/2/28 , Callable 7/2/28 @ 100 .................................... 4,000 3,990
Continental Airlines Pass Through Trust , 4 .00% , 10/29/24 (f) ........................ 7,590 7,496
Daimler Truck Finance North America LLC , 3 .50% , 4/7/25 (a) ....................... 3,000 2,939
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 3,954 3,535
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 3,000 3,006
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 3,300 3,269
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 3,000 2,977
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 6/6/24 @ 103.25 (a) ........................................... 6,500 6,513
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 1/15/25 @ 100 (a) ......... 1,950 1,899
Otis Worldwide Corp. , 5 .25% , 8/16/28 , Callable 7/16/28 @ 100 ...................... 3,000 2,991
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 2,100 2,133
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 3,000 2,975
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 3,000 2,975
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 5/17/24 @ 100 ................. 2,000 2,000
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 5,546 5,382
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 519 509
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 2,289 2,281
78,327
Information Technology (0.2%):
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/1/26 @ 100 ..................... 5,000 4,609
Materials (1.3%):
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 5,000 4,754
Berry Global, Inc. , 4 .88% , 7/15/26 , Callable 6/6/24 @ 101.22 (a) ..................... 6,934 6,784
Celanese U.S. Holdings LLC
1 .40% , 8/5/26 , Callable 7/5/26 @ 100 .................................... 2,000 1,814
6 .17% , 7/15/27 , Callable 6/15/27 @ 100 .................................. 2,000 2,013
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 6/6/24 @ 102.19 ................... 14,000 13,288
Nucor Corp. , 3 .95% , 5/23/25 ............................................... 2,000 1,965
Steel Dynamics, Inc. , 5 .00% , 12/15/26 , Callable 6/6/24 @ 100.83 .................... 1,000 987
31,605
Real Estate (4.3%):
Boston Properties LP , 6 .75% , 12/1/27 , Callable 11/1/27 @ 100 ...................... 3,500 3,576
CBRE Services, Inc. , 4 .88% , 3/1/26 , Callable 12/1/25 @ 100 ........................ 2,000 1,967
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 4,033 3,797
DOC DR. LLC
4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ................................. 1,700 1,644
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 2,531 2,398
2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ................................... 1,306 1,051
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 1,149 991
Extra Space Storage LP , 5 .90% , 1/15/31 , Callable 11/15/30 @ 100 .................... 3,000 3,013

Victory Portfolios III
Victory Short-Term Bond Fund
21
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ $ 2,000 $ 1,973
GLP Capital LP/GLP Financing II, Inc. , 5 .25% , 6/1/25 , Callable 3/1/25 @ 100 ........... 857 850
Healthcare Realty Holdings LP , 3 .75% , 7/1/27 , Callable 4/1/27 @ 100 ................. 896 838
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 1,850 1,710
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 7,534 6,764
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 3,000 3,110
Kilroy Realty LP
4 .38% , 10/1/25 , Callable 7/1/25 @ 100 ................................... 3,833 3,735
4 .75% , 12/15/28 , Callable 9/15/28 @ 100 ................................. 503 473
Kimco Realty OP LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 2,699 2,576
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 3,894 3,698
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 5,000 4,898
LXP Industrial Trust
4 .40% , 6/15/24 , Callable 6/6/24 @ 100 ................................... 6,000 5,982
6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,000 3,075
Nationwide Health Properties, Inc. , 6 .90% , 10/1/37 , (Put Date 10/1/27) , MTN (j) .......... 2,950 3,041
NNN REIT, Inc. , 2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 2,000 1,678
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 5/17/24 @ 100 ...................... 2,000 1,989
Retail Opportunity Investments Partnership LP
4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ................................. 2,500 2,462
6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ................................. 4,649 4,730
SBA Tower Trust
2 .84% , 1/15/25 , Callable 6/6/24 @ 100 (a) ................................. 9,423 9,213
1 .88% , 1/15/26 , Callable 1/15/25 @ 100 (a) ................................ 3,500 3,258
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 842 855
SITE Centers Corp. , 3 .63% , 2/1/25 , Callable 11/1/24 @ 100 ........................ 2,250 2,214
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 3,000 3,025
UDR, Inc.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 , MTN ............................... 1,580 1,483
3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ............................... 4,620 4,317
3 .20% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,178 1,043
VICI Properties LP/VICI Note Co., Inc. , 3 .50% , 2/15/25 , Callable 5/17/24 @ 100 (a) ....... 4,136 4,063
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 6/17/24 @
100 (a) ........................................................... 4,808 4,750
106,240
Utilities (0.9%):
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 3,000 3,039
DTE Energy Co. , 4 .88% , 6/1/28 , Callable 5/1/28 @ 100 ........................... 2,000 1,946
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 3,000 2,986
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 2,800 2,716
National Fuel Gas Co.
5 .50% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 5,000 4,961
5 .50% , 10/1/26 .................................................... 2,750 2,729
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 3,000 2,946
21,323
Total Corporate Bonds (Cost $887,183)
a
a
a
871,741
Yankee Dollars (7.1%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd. , 5 .00% , 10/1/25 (a) ..................................... 2,087 2,036
Flutter Treasury Designated Activity Co. , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .... 750 753
2,789
Consumer Staples (0.3%):
BAT International Finance PLC
4 .45% , 3/16/28 , Callable 2/16/28 @ 100 .................................. 4,000 3,829
5 .93% , 2/2/29 , Callable 1/2/29 @ 100 .................................... 2,000 2,019

Victory Portfolios III
Victory Short-Term Bond Fund
22
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Imperial Brands Finance PLC , 4 .25% , 7/21/25 , Callable 4/21/25 @ 100 (a) .............. $ 1,075 $ 1,053
6,901
Energy (1.1%):
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 2,000 1,978
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) .................. 4,400 4,031
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 6/6/24 @ 102.75 (a) .................. 5,396 5,290
TransCanada PipeLines Ltd. , 6 .20% , 3/9/26 , Callable 5/22/24 @ 100 .................. 4,441 4,439
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 500 505
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 3,000 2,912
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 7,333 7,655
26,810
Financials (3.0%):
Avolon Holdings Funding Ltd. , 2 .88% , 2/15/25 , Callable 1/15/25 @ 100 (a) ............. 10,000 9,732
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7 .53% ( H15T5Y + 300 bps ) , 10/1/28 (a) (b) .................................. 7,630 7,943
7 .53% ( H15T5Y + 300 bps ) , 10/1/28 (b) .................................... 4,199 4,371
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 2,000 2,037
6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) .................... 3,000 3,066
BAT International Finance PLC , 1 .67% , 3/25/26 , Callable 2/25/26 @ 100 ............... 2,000 1,857
BBVA Bancomer SA , 5 .35% ( H15T5Y + 300 bps ) , 11/12/29 , Callable 11/12/24 @ 100 (a) (b) .. 5,930 5,855
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 900 878
5 .50% , 9/10/29 .................................................... 4,099 3,851
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (g) ........ 1,449 1,417
Lloyds Banking Group PLC
4 .58% , 12/10/25 .................................................... 1,000 976
5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) .................... 2,000 2,003
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,000 1,908
NatWest Group PLC
5 .13% , 5/28/24 .................................................... 1,091 1,090
7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (b) ................ 1,500 1,535
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (b) . 4,285 4,100
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (g) .... 8,750 8,650
Santander UK Group Holdings PLC , 6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @
100 (b) ........................................................... 4,000 4,073
Standard Chartered PLC
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................. 2,000 2,007
6 .30% ( H15T1Y + 245 bps ) , 1/9/29 , Callable 1/9/28 @ 100 (a) (b) .................. 2,000 2,023
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (g) ........ 3,614 3,533
72,905
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 1,403 1,303
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 1,500 1,483
2,786
Industrials (1.3%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 12,526 12,220
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (g) .............. 2,000 1,905
Avolon Holdings Funding Ltd. , 3 .95% , 7/1/24 , Callable 6/6/24 @ 100 (a) ............... 5,000 4,981
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 3,000 2,980
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 3,000 3,048
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 5,000 4,624
Triton Container International Ltd. , 1 .15% , 6/7/24 , Callable 6/6/24 @ 100 (a) ............ 1,252 1,246
31,004

Victory Portfolios III
Victory Short-Term Bond Fund
23
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Information Technology (0.1%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ $ 3,677 $ 3,759
Materials (0.8%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 300 303
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 3,500 3,119
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 6/6/24 @ 102.5 (a) ................. 1,500 1,409
OCI NV , 4 .63% , 10/15/25 , Callable 6/6/24 @ 101.16 (a) ........................... 6,540 6,381
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 5,839 5,767
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 (a) .............. 3,200 3,162
20,141
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 4,390 4,145
Utilities (0.1%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (k) ............................ 3,000 2,969
Total Yankee Dollars (Cost $174,123)
a
a
a
174,209
Municipal Bonds (3.0%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 2,000 2,049
Arizona (0.2%):
Arizona Board of Regents Certificate of Participation , 0 .77% , 6/1/24 .................. 1,500 1,494
City of Tempe AZ Certificate of Participation , 0 .62% , 7/1/24 ........................ 2,500 2,479
3,973
California (0.3%):
California Statewide Communities Development Authority Revenue
1 .31% , 4/1/25 ..................................................... 915 877
2 .15% , 11/15/30 , Continuously Callable @100 .............................. 3,795 3,424
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 2 .05% , 8/1/30 ............ 2,215 1,975
6,276
Colorado (0.2%):
City of Loveland Co. Electric & Communications Enterprise Revenue , Series B , 2 .97% ,
12/1/24 .......................................................... 2,280 2,246
Colorado Health Facilities Authority Revenue
Series B , 2 .50% , 11/1/24 .............................................. 1,250 1,231
Series B , 2 .80% , 12/1/26 ............................................. 515 481
3,958
Florida (0.3%):
Hillsborough County IDA Revenue
2 .01% , 8/1/24 ..................................................... 5,000 4,949
2 .16% , 8/1/25 ..................................................... 2,910 2,779
7,728
Georgia (0.2%):
Athens Housing Authority Revenue
2 .13% , 12/1/24 .................................................... 1,850 1,814
2 .32% , 12/1/25 .................................................... 3,215 3,064
4,878
Illinois (0.2%):
State of Illinois Sales Tax Revenue
Series B , 0 .94% , 6/15/24 ............................................. 3,500 3,480
Series B , 1 .25% , 6/15/25 ............................................. 2,500 2,384
5,864
Indiana (0.2%):
Indiana Finance Authority Revenue
2 .66% , 3/1/25 ..................................................... 1,675 1,635
2 .76% , 3/1/26 ..................................................... 1,850 1,764

Victory Portfolios III
Victory Short-Term Bond Fund
24
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B , 1 .99% , 11/15/24 ............................................. $ 350 $ 342
Series B , 2 .45% , 11/15/25 ............................................. 360 341
4,082
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1 .81% , 1/1/25 ..................................................... 2,780 2,686
1 .89% , 1/1/26 ..................................................... 4,135 3,813
6,499
Michigan (0.1%):
Michigan Finance Authority Revenue
2 .31% , 12/1/24 .................................................... 895 879
Series A-1 , 2 .33% , 6/1/30 ............................................. 1,256 1,249
2,128
New Jersey (0.2%):
North Hudson Sewerage Authority Revenue
2 .43% , 6/1/24 ..................................................... 1,180 1,177
2 .59% , 6/1/25 ..................................................... 925 899
2 .59% , 6/1/25 ..................................................... 75 73
South Jersey Transportation Authority Revenue , Series B , 2 .20% , 11/1/25 ............... 3,515 3,338
5,487
New York (0.1%):
Buffalo & Erie County Industrial Land Development Corp. Revenue , Series B , 3 .35% , 11/1/25 635 617
New York State Thruway Authority Revenue , Series M , 2 .26% , 1/1/25 ................. 1,000 979
1,596
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue , Series B , 1 .83% , 8/15/24 ............... 1,700 1,681
Pennsylvania (0.4%):
County of Bucks PA, GO , 0 .98% , 6/1/24 ...................................... 2,025 2,018
Montgomery County IDA Revenue , Series D , 2 .60% , 11/15/24 ...................... 4,050 3,979
Scranton School District, GO
Series A , 3 .15% , 6/15/34 , (Put Date 6/15/24) (j) .............................. 2,805 2,797
Series B , 3 .15% , 6/15/34 , (Put Date 6/15/24) (j) .............................. 1,415 1,411
10,205
South Dakota (0.0%):(e)
South Dakota Health & Educational Facilities Authority Revenue , Series B , 2 .38% , 7/1/24 .. 1,350 1,342
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue
Series C , 1 .45% , 1/1/25 .............................................. 400 389
Series D , 1 .80% , 1/1/25 .............................................. 750 732
Dallas Fort Worth International Airport Revenue , Series C , 1 .23% , 11/1/24 .............. 750 735
San Antonio Education Facilities Corp. Revenue
1 .74% , 4/1/25 ..................................................... 505 484
1 .99% , 4/1/26 ..................................................... 860 793
2 .19% , 4/1/27 ..................................................... 525 468
3,601
Wisconsin (0.0%):(e)
Public Finance Authority Revenue , Series S , 1 .48% , 2/1/25 ......................... 820 754
Total Municipal Bonds (Cost $74,531)
a
a
a
72,101
U.S. Government Agency Mortgages (0.4%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (g) ................................ 5,200 5,057
Federal Home Loan Mortgage Corporation
6 .19% ( RFUCCT1Y + 163 bps ) , 4/1/35 (b) .................................. 92 91
5 .50% , 10/1/38 .................................................... 1,731 1,722
1,813
Federal National Mortgage Association

Victory Portfolios III
Victory Short-Term Bond Fund
25
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
2 .50% , 4/1/27 - 8/1/27 ............................................... $ 3,333 $ 3,214
3,214
Total U.S. Government Agency Mortgages (Cost $10,088)
a
a
a
10,084
U.S. Treasury Obligations (10.0%)
U.S. Treasury Notes
3 .00% , 7/31/24 .................................................... 5,000 4,970
0 .38% , 8/15/24 .................................................... 12,000 11,828
4 .50% , 11/30/24 .................................................... 8,000 7,960
3 .00% , 7/15/25 .................................................... 5,000 4,872
4 .25% , 10/15/25 .................................................... 6,000 5,923
3 .88% , 1/15/26 .................................................... 7,000 6,859
4 .50% , 3/31/26 .................................................... 11,000 10,890
4 .63% , 9/15/26 .................................................... 9,000 8,930
0 .50% , 8/31/27 .................................................... 41,000 35,574
4 .00% , 6/30/28 .................................................... 39,000 37,866
1 .63% , 8/15/29 .................................................... 46,000 39,456
4 .13% , 8/31/30 .................................................... 43,000 41,613
4 .00% , 1/31/31 .................................................... 30,000 28,781
Total U.S. Treasury Obligations (Cost $248,145)
a
a
a
245,522
Commercial Paper (4.4%)
Communication Services (0.3%):
Discovery Communications LLC , 5 .85% , 5/1/24 (a) (l) ............................. 6,400 6,399
Consumer Staples (0.2%):
Bacardi Martini USA, Inc. , 5 .80% , 5/16/24 (a) (l) ................................. 5,000 4,987
Energy (0.1%):
Targa Resources Corp. , 6 .04% , 5/29/24 (a) (l) .................................... 2,000 1,990
Financials (0.4%):
Ovintiv Canada ULC , 6 .07% , 5/20/24 (l) ...................................... 10,000 9,967
Industrials (0.1%):
Stanley Black & Decker, Inc. , 5 .71% , 5/3/24 (a) (l) ................................ 3,000 2,998
Information Technology (1.2%):
Flex Ltd. , 5 .98% , 5/9/24 (a) (l) .............................................. 5,000 4,993
Jabil, Inc.
5 .96% , 5/1/24 (a) (l) .................................................. 3,000 2,999
5 .97% , 5/6/24 (a) (l) .................................................. 12,200 12,188
6 .07% , 5/13/24 (a) (l) ................................................. 7,500 7,484
6 .07% , 5/17/24 (a) (l) ................................................. 1,600 1,595
29,259
Materials (1.2%):
FMC Corp.
6 .13% , 5/9/24 (a) (l) .................................................. 3,000 2,996
6 .13% , 5/15/24 (a) (l) ................................................. 11,000 10,972
6 .13% , 5/17/24 (a) (l) ................................................. 10,000 9,971
International Flavors Fragnance , 5 .49% , 5/15/24 (a) (l) ............................. 5,000 4,989
28,928
Utilities (0.9%):
Guadalupe Valley Electric Cooperative, Inc.
6 .08% , 5/2/24 (a) (l) .................................................. 5,000 4,998
6 .07% , 5/8/24 (a) (l) .................................................. 3,150 3,146
6 .07% , 5/21/24 (a) (l) ................................................. 5,000 4,982
5 .89% , 6/5/24 (a) (l) .................................................. 5,000 5,000

Victory Portfolios III
Victory Short-Term Bond Fund
26
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
The AES Corp. , 5 .88% , 5/3/24 (l) ............................................ $ 4,300 $ 4,298
22,424
Total Commercial Paper (Cost $106,939)
a
a
a
106,952
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (m) ....... 4,818,748 4,818
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (m) ........... 4,818,748 4,819
Invesco Government & Agency Portfolio, Institutional Shares , 5 .23% (m) ............... 4,818,748 4,819
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (m) 4,818,748 4,819
Total Collateral for Securities Loaned (Cost $19,275)
a
a
a
19,275
Total Investments (Cost $2,504,969) — 100.6% 2,462,841
Liabilities in excess of other assets — (0.6)% (13,981)
NET ASSETS - 100.00% $ 2,448,860
At April 30, 2024, the Fund's investments in foreign securities were 10.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was
$1,293,021 (thousands) and amounted to 52.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Put Bond.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rate represents the effective yield at April 30, 2024.
(m) Rate disclosed is the daily yield on April 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2024.

Victory Portfolios III
Victory Short-Term Bond Fund
27
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of April 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of April 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of April 30, 2024.
ULC
—
Unlimited Liability Co.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of April 30, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
April 30, 2024
28
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Short-Term
Bond Fund
Assets:
Investments, at value (Cost $2,504,969) $ 2,462,841 (a)
Cash 1,850
Deposit with broker for futures contracts 1,863
Receivables:
Interest and dividends 17,175
Capital shares issued 1,609
Investments sold 1
Prepaid expenses 53
Total Assets 2,485,392
Liabilities:
Payables:
Collateral received on loaned securities 19,275
Distributions 207
Investments purchased 14,179
Capital shares redeemed 1,779
Accrued expenses and other payables:
Investment advisory fees 528
Administration fees 225
Custodian fees 17
Transfer agent fees 233
Compliance fees 2
Trustees' fees 2
12b-1 fees 2
Other accrued expenses 83
Total Liabilities 36,532
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,530,882
Total accumulated earnings (loss) (82,022)
Net Assets $ 2,448,860
Net Assets:
Fund Shares $ 781,752
Institutional Shares 1,439,848
Class A 20,034
Class R6 207,226
Total $ 2,448,860
Shares (unlimited number of shares authorized with no par value):
Fund Shares 87,838
Institutional Shares 161,891
Class A 2,251
Class R6 23,271
Total 275,251
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 8 .90
Institutional Shares 8 .89
Class A 8 .90
Class R6 8 .90
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .10
(a) Includes $18,768 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
29
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Short-Term
Bond Fund
Investment Income:
Dividends $ 787
Interest 108,259
Securities lending (net of fees) 91
Total Income 109,137
Expenses:
Investment advisory fees 6,182
Administration fees — Fund Shares 1,218
Administration fees — Institutional Shares 1,384
Administration fees — Class A 24
Administration fees — Class R6 94
Sub-Administration fees 30
12b-1 fees — Class A 40
Custodian fees 114
Transfer agent fees — Fund Shares 1,183
Transfer agent fees — Institutional Shares 1,451
Transfer agent fees — Class A 17
Transfer agent fees — Class R6 28
Trustees' fees 50
Compliance fees 22
Legal and audit fees 91
State registration and filing fees 147
Other expenses 216
Recoupment of prior expenses waived/reimbursed by Adviser 60
Total Expenses 12,351
Expenses waived/reimbursed by Adviser (62)
Net Expenses 12,289
Net Investment Income (Loss) 96,848
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (15,621)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 52,461
Net realized/unrealized gains (losses) on investments 36,840
Change in net assets resulting from operations $ 133,688

30
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Short-Term Bond Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 96,848 $ 53,457 $ 57,408
Net realized gains (losses) (15,621) (10,980) 2,068
Net change in unrealized appreciation/depreciation 52,461 (2,650) (149,177)
Change in net assets resulting from operations 133,688 39,827 (89,701)
Distributions to Shareholders:
Fund Shares (33,258) (19,836) (25,749)
Institutional Shares (58,195) (32,213) (49,351)
Class A (628) (304) (355)
Class R6 (8,199) (3,702) (1,535)
Change in net assets resulting from distributions to shareholders (100,280) (56,055) (76,990)
Change in net assets resulting from capital transactions 13,169 (316,871) (161,391)
Change in net assets 46,577 (333,099) (328,082)
Net Assets:
Beginning of period 2,402,283 2,735,382 3,063,464
End of period $ 2,448,860 $ 2,402,283 $ 2,735,382
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

31
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Short-Term Bond Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 158,356 $ 123,726 $ 199,454
Distributions reinvested 32,355 19,386 25,206
Cost of shares redeemed (248,720) (236,422) (254,707)
Total Fund Shares $ (58,009) $ (93,310) $ (30,047)
Institutional Shares
Proceeds from shares issued $ 350,648 $ 471,969 $ 585,031
Distributions reinvested 56,487 31,171 48,501
Cost of shares redeemed (364,058) (796,926) (867,535)
Total Institutional Shares $ 43,077 $ (293,786) $ (234,003)
Class A
Proceeds from shares issued $ 11,156 $ 4,731 $ 9,789
Distributions reinvested 598 283 324
Cost of shares redeemed (6,886) (5,433) (5,790)
Total Class A $ 4,868 $ (419) $ 4,323
Class R6
Proceeds from shares issued $ 107,394 $ 125,288 $ 128,820
Distributions reinvested 8,192 3,702 1,535
Cost of shares redeemed (92,353) (58,346) (32,019)
Total Class R6 $ 23,233 $ 70,644 $ 98,336
Change in net assets resulting from capital transactions $ 13,169 $ (316,871) $ (161,391)
Share Transactions:
Fund Shares
Issued 18,003 14,160 21,926
Reinvested 3,664 2,219 2,769
Redeemed (28,284) (27,036) (28,109)
Total Fund Shares (6,617) (10,657) (3,414)
Institutional Shares
Issued 39,783 54,022 63,496
Reinvested 6,400 3,571 5,329
Redeemed (41,397) (91,123) (94,288)
Total Institutional Shares 4,786 (33,530) (25,463)
Class A
Issued 1,258 541 1,078
Reinvested 68 32 36
Redeemed (782) (621) (645)
Total Class A 544 (48) 469
Class R6
Issued 12,180 14,319 14,258
Reinvested 927 423 171
Redeemed (10,478) (6,669) (3,581)
Total Class R6 2,629 8,073 10,848
Change in Shares 1,342 (36,162) (17,560)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Short-Term Bond Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.77 $8.82 $9.35 $9.29 $9.21 $9.06
Investment Activities:
Net investment income (loss) 0.35(b) 0.19(b) 0.17(b) 0.23(b) 0.26(b) 0.24
Net realized and unrealized gains (losses) 0.14 (0.04) (0.46) 0.10 0.08 0.15
Total from Investment Activities 0.49 0.15 (0.29) 0.33 0.34 0.39
Distributions to Shareholders from:
Net investment income (0.36) (0.20) (0.19) (0.23) (0.26) (0.24)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.36) (0.20) (0.24) (0.27) (0.26) (0.24)
Net Asset Value, End of Period $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Total Return(d)(e) 5.73% 1.70% (3.18)% 3.60% 3.79% 4.43%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.59% 0.59% 0.56% 0.54% 0.52% 0.57%
Net Investment Income (Loss)(f) 3.96% 2.86% 1.92% 2.44% 2.82% 2.68%
Gross Expenses(f)(i) 0.59% 0.59% 0.56% 0.54% 0.52% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $781,752 $828,710 $927,583 $1,015,085 $1,040,688 $1,167,973
Portfolio Turnover(d)(j) 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.77 $8.82 $9.35 $9.29 $9.20 $9.06
Investment Activities:
Net investment income (loss) 0.36(b) 0.19(b) 0.18(b) 0.23(b) 0.27(b) 0.25
Net realized and unrealized gains (losses) 0.13 (0.04) (0.46) 0.11 0.09 0.14
Total from Investment Activities 0.49 0.15 (0.28) 0.34 0.36 0.39
Distributions to Shareholders from:
Net investment income (0.37) (0.20) (0.20) (0.24) (0.27) (0.25)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.37) (0.20) (0.25) (0.28) (0.27) (0.25)
Net Asset Value, End of Period $8.89 $8.77 $8.82 $9.35 $9.29 $9.20
Total Return(d)(e) 5.72% 1.77% (3.09)% 3.68% 4.01% 4.42%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.49% 0.50% 0.48% 0.46% 0.42% 0.47%
Net Investment Income (Loss)(f) 4.07% 2.95% 2.00% 2.51% 2.92% 2.78%
Gross Expenses(f)(i) 0.49% 0.50% 0.48% 0.46% 0.42% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $1,439,848 $1,377,404 $1,681,332 $2,020,237 $1,777,916 $1,822,756
Portfolio Turnover(d)(j) 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Short-Term Bond Fund
Class A
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.77 $8.82 $9.35 $9.29 $9.21 $9.06
Investment Activities:
Net investment income (loss) 0.34(b) 0.18(b) 0.16(b) 0.21(b) 0.24(b) 0.22
Net realized and unrealized gains (losses) 0.14 (0.04) (0.47) 0.10 0.08 0.15
Total from Investment Activities 0.48 0.14 (0.31) 0.31 0.32 0.37
Distributions to Shareholders from:
Net investment income (0.35) (0.19) (0.17) (0.21) (0.24) (0.22)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.35) (0.19) (0.22) (0.25) (0.24) (0.22)
Net Asset Value, End of Period $8.90 $8.77 $8.82 $9.35 $9.29 $9.21
Total Return (excludes sales charge)(d)(e) 5.54% 1.56% (3.37)% 3.38% 3.58% 4.17%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.77% 0.77% 0.76% 0.74% 0.73% 0.82%
Net Investment Income (Loss)(f) 3.80% 2.69% 1.73% 2.24% 2.61% 2.43%
Gross Expenses(f)(i) 0.87% 0.90% 0.89% 1.03% 0.74% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $20,034 $14,974 $15,489 $12,031 $11,236 $15,222
Portfolio Turnover(d)(j) 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Short-Term Bond Fund
Class R6
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $8.78 $8.83 $9.36 $9.30 $9.21 $9.07
Investment Activities:
Net investment income (loss) 0.37(b) 0.21(b) 0.20(b) 0.23(b) 0.27(b) 0.26
Net realized and unrealized gains (losses) 0.14 (0.05) (0.47) 0.11 0.09 0.14
Total from Investment Activities 0.51 0.16 (0.27) 0.34 0.36 0.40
Distributions to Shareholders from:
Net investment income (0.39) (0.21) (0.21) (0.24) (0.27) (0.26)
Net realized gains — — (0.05) (0.04) —(c) —(c)
Total Distributions (0.39) (0.21) (0.26) (0.28) (0.27) (0.26)
Net Asset Value, End of Period $8.90 $8.78 $8.83 $9.36 $9.30 $9.21
Total Return(d)(e) 5.87% 1.89% (2.98)% 3.71% 4.04% 4.50%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.33% 0.34% 0.36% 0.42% 0.39% 0.39%
Net Investment Income (Loss)(f) 4.23% 3.18% 2.20% 2.50% 2.96% 2.86%
Gross Expenses(f)(i) 0.33% 0.34% 0.36% 0.49% 0.45% 0.71%
Supplemental Data:
Net Assets at end of period (000's) $207,226 $181,195 $110,978 $16,111 $7,950 $5,456
Portfolio Turnover(d)(j) 46% 32% 49% 62% 66% 48%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
36
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Short-Term Bond Fund Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
37
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities
Level 1 Level 2 Level 3 Total
Short-Term Bond Fund
Asset-Backed Securities ......................................... $ — $ 817,360 $ — $ 817,360
Collateralized Loan Obligations ................................... — 14,543 — 14,543
Collateralized Mortgage Obligations ................................ — 122,593 — 122,593
Preferred Stocks ............................................... 5,800 — — 5,800
Corporate Bonds .............................................. — 871,741 — 871,741
Yankee Dollars ............................................... — 174,209 — 174,209
Municipal Bonds .............................................. — 72,101 — 72,101
U.S. Treasury Obligations ........................................ — 245,522 — 245,522
Commercial Paper ............................................. 5,000 101,952 — 106,952
U.S. Government Agency Mortgages ................................ — 10,084 — 10,084
Senior Secured Loans ........................................... — 2,661 — 2,661
Collateral for Securities Loaned ................................... 19,275 — — 19,275
Total ....................................................... $ 30,075 $ 2,432,766 $ — $ 2,462,841

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
38
are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
The Fund did not hold futures contracts as of April 30, 2024.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
39
loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond Fund ............................................. $ 18,768 $ — $ 19,275

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
40
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*Amount is less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Investment Grade Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond Fund ............................................ $ 914,935 $ 1,014,095 $ 216,360 $ 23,498
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
41
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*Amount is less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Investment Grade Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond Fund ............................................ $ 914,935 $ 1,014,095 $ 216,360 $ 23,498
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2024, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance
Short-Term Bond Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 469 $ 858 $ 7 $ 50
as annual % rate 0.06% 0.06% 0.04% 0.03%

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
42
with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53% 0.43% 0.73% 0.39%
Amount
Short-Term Bond Fund ................................................................................. $ 60
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Short-Term Bond Fund ..................................... $ 10 $ 19 $ 33 $ 45 $ 107

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
43
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
44
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, perpetual bonds, and hybrid accruals on interest purchased.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond Fund .................................................................... $ 100,280 $ 100,280
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond Fund .................................................................... $ 56,055 $ 56,055
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Short-Term Bond Fund ...................................................... $ 60,127 $ 16,863 $ 76,990
Undistributed
Ordinary
Income
Distributions
Payable
Other
Earnings
(Loss)
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Short-Term Bond Fund ... $ 854 $ (207) $ 70 $ 717 $ (37,878) $ (44,861) $ (82,022)
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond Fund .................................................. $ (4,262) $ (33,616) $ (37,878)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Term Bond Fund ................................ $ 2,507,702 $ 11,558 $ (56,419) $ (44,861)

45
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Short-Term Bond Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through
April 30, 2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through
April 30, 2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
46
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
47
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
48
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
49
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Short-Term Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,044.70 $ 1,021.98 $ 2.95 $ 2.92 0.58%
Institutional Shares ....................... 1,000.00 1,045.30 1,022.43 2.49 2.46 0.49%
Class A ............................... 1,000.00 1,043.80 1,021.03 3.91 3.87 0.77%
Class R6 .............................. 1,000.00 1,046.00 1,023.22 1.68 1.66 0.33%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
50
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
51
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Short-Term Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
52
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the median of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the
Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
53
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
54
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
55
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
56
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
57
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23425-0624

April 30, 2024
Annual Report
Victory Small Cap Stock Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
17
Statement of Operations
18
Statements of Changes in Net Assets
19
Financial Highlights
21
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 31
Supplemental Information (Unaudited)
Trustee and Officer Information
32
Proxy Voting and Portfolio Holdings Information
35
Expense Examples
35
Additional Federal Income Tax Information
36
Advisory Contract Approval
37
Liquidity Risk Management Program
40
Privacy Policy
41

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Small Cap Stock Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023—have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Small Cap Stock Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 11.95% and 12.05%, respectively. This compares to returns of 13.32% for the
Russell 2000
®
Index (the “Index”), 12.55% for the S&P SmallCap 600 Index, and 14.36% for the Lipper Small-Cap Core Funds
Index.
Victory Capital Management Inc. (“VCM”) is the Fund’s investment adviser. As the investment adviser, VCM employs dedicated resources to support the research, selection, and monitoring of the Fund’s subadviser. Granahan Investment Management, LLC is an external subadviser to the Fund, while RS Investments Value, Integrity Asset Management, and THB Asset Management
are VCM investment franchises that each manage portions of the Fund. Primary responsibility for the day-to-day discretionary management of the Fund lies with the subadviser and the investment franchises.

4
Victory Small Cap Stock Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund underperformed the Index as sector allocation contributed to performance while stock selection detracted from performance versus the Index. Stock selection in financials was a positive contributor while stock selection in information technology was a negative contributor. An overweight to information technology helped performance while an overweight to health care hurt performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Small Cap Stock Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Small Cap Stock Fund — Growth of $10,000
1
The unmanaged Russell 2000
®
Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000
®
Index.  This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P SmallCap 600 Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The Lipper Small-Cap Core Funds Index tracks the total return performance of funds within the Lipper Small-Cap Core Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 8/2/99 8/1/08
Net Asset
Value
Net Asset
Value
Russell 2000
®
Index
1
S&P SmallCap
600 Index
2
Lipper Small-
Cap Core Funds
Index
3
One Year 11.95% 12.05% 13.32% 12.55% 14.36%
Five Year 7.41% 7.48% 5.83% 7.08% 7.43%
Ten Year 7.31% 7.42% 7.22% 8.48% 7.82%

6
Victory Portfolios III
Victory Small Cap Stock Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term growth of capital.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
CorVel Corp.
0.8%
UFP Industries, Inc.
0.8%
FormFactor, Inc.
0.7%
Casella Waste Systems, Inc.
0.6%
Atmus Filtration Technologies, Inc.
0.6%
RBC Bearings, Inc.
0.6%
Badger Meter, Inc.
0.6%
Brightsphere Investment Group, Inc.
0.6%
Diodes, Inc.
0.6%
EVERTEC, Inc.
0.6%
Information Technology
16.5%
Health Care
16.4%
Industrials
16.1%
Financials
15.6%
Consumer Discretionary
11.2%
Energy
6.8%
Materials
5.1%
Real Estate
4.2%
Consumer Staples
2.6%
Communication Services
2.5%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Small Cap Stock Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Communication Services (2.5%):
Bumble, Inc., Class A(a) .................................................. 18,824 $ 190
Cinemark Holdings, Inc.(a) ................................................ 86,761 1,487
Cogent Communications Holdings, Inc. ....................................... 22,352 1,435
IDT Corp., Class B ...................................................... 33,820 1,202
Iridium Communications, Inc. .............................................. 31,386 966
Lions Gate Entertainment Corp., Class B(a) .................................... 98,838 932
Madison Square Garden Sports Corp.(a) ....................................... 9,060 1,684
Magnite, Inc.(a) ........................................................ 475,037 4,195
Reddit, Inc., Class A(a) ................................................... 1,915 85
Shutterstock, Inc. ....................................................... 21,492 918
TEGNA, Inc. .......................................................... 94,820 1,293
Thryv Holdings, Inc.(a) .................................................. 46,531 1,071
TripAdvisor, Inc.(a) ..................................................... 32,889 866
Vivid Seats, Inc., Class A(a) ............................................... 337,852 1,777
Yelp, Inc.(a) ........................................................... 36,297 1,461
Ziff Davis, Inc.(a) ....................................................... 13,964 700
ZipRecruiter, Inc.(a) ..................................................... 90,518 930
21,192
Consumer Discretionary (11.2%):
Academy Sports & Outdoors, Inc. ........................................... 17,280 1,007
Acushnet Holdings Corp. ................................................. 49,170 2,998
American Eagle Outfitters, Inc. ............................................. 55,650 1,350
Asbury Automotive Group, Inc.(a) ........................................... 6,913 1,453
Atmus Filtration Technologies, Inc.(a) ........................................ 168,889 5,116
Beazer Homes USA, Inc. (a) ............................................... 32,130 901
BJ's Restaurants, Inc.(a) .................................................. 60,610 1,975
Bloomin' Brands, Inc. .................................................... 52,700 1,359
Boot Barn Holdings, Inc.(a) ............................................... 6,952 740
Bright Horizons Family Solutions, Inc.(a) ..................................... 9,545 990
Brunswick Corp. ....................................................... 55,966 4,513
Cavco Industries, Inc.(a) .................................................. 3,497 1,274
Century Communities, Inc. ................................................ 15,383 1,220
Designer Brands, Inc., Class A ............................................. 53,305 495
Dillard's, Inc., Class A ................................................... 2,368 1,037
First Watch Restaurant Group, Inc.(a) ........................................ 29,902 763
Foot Locker, Inc. ....................................................... 22,156 462
Fox Factory Holding Corp.(a) .............................................. 8,178 318
Garrett Motion, Inc.(a) ................................................... 122,650 1,173
Genius Sports Ltd.(a) .................................................... 189,451 955
Gentherm, Inc.(a) ....................................................... 71,833 3,633
G-III Apparel Group Ltd.(a) ............................................... 38,010 1,070
Group 1 Automotive, Inc. ................................................. 7,810 2,296
Hibbett, Inc. .......................................................... 13,506 1,165
Hovnanian Enterprises, Inc., Class A(a) ....................................... 4,145 613
Installed Building Products, Inc. ............................................ 12,314 2,903
KB Home ............................................................ 23,697 1,535
Latham Group, Inc.(a) ................................................... 996,066 2,789
LCI Industries ......................................................... 9,132 950
Life Time Group Holdings, Inc.(a) ........................................... 45,206 618
Light & Wonder, Inc.(a) .................................................. 18,196 1,624
M/I Homes, Inc.(a) ...................................................... 28,532 3,316
Marriott Vacations Worldwide Corp. ......................................... 16,900 1,624
Modine Manufacturing Co.(a) .............................................. 23,894 2,213
Nordstrom, Inc. ........................................................ 94,300 1,793
Papa John's International, Inc. .............................................. 18,135 1,119
Perdoceo Education Corp. ................................................. 68,613 1,256
Portillo's, Inc., Class A(a) ................................................. 217,326 2,664
PVH Corp. ........................................................... 22,709 2,471
RH(a) ............................................................... 702 173
Sally Beauty Holdings, Inc.(a) .............................................. 119,000 1,291

Victory Portfolios III
Victory Small Cap Stock Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Signet Jewelers Ltd. ..................................................... 14,184 $ 1,390
Skechers USA, Inc., Class A(a) ............................................. 4,454 294
Smith & Wesson Brands, Inc. .............................................. 67,091 1,139
Sonos, Inc.(a) ......................................................... 194,762 3,291
Steven Madden Ltd. ..................................................... 60,625 2,450
Stoneridge, Inc.(a) ...................................................... 21,591 323
Sweetgreen, Inc., Class A(a) ............................................... 5,096 114
Taylor Morrison Home Corp.(a) ............................................ 54,813 3,070
The Buckle, Inc. ........................................................ 48,777 1,824
The Lovesac Co.(a) ..................................................... 16,389 364
Thor Industries, Inc. ..................................................... 27,163 2,701
Topgolf Callaway Brands Corp.(a) ........................................... 127,891 2,049
Tri Pointe Homes, Inc.(a) ................................................. 131,897 4,860
Under Armour, Inc., Class C(a) ............................................. 164,750 1,074
Victoria's Secret & Co.(a) ................................................. 50,314 887
Visteon Corp.(a) ........................................................ 11,600 1,283
Winmark Corp. ........................................................ 1,220 438
Winnebago Industries, Inc. ................................................ 18,073 1,113
95,879
Consumer Staples (2.6%):
Cal-Maine Foods, Inc. ................................................... 21,959 1,215
Central Garden & Pet Co., Class A(a) ........................................ 26,611 943
Coca-Cola Consolidated, Inc. .............................................. 1,566 1,294
Edgewell Personal Care Co. ............................................... 26,000 978
Grocery Outlet Holding Corp.(a) ............................................ 78,025 2,026
Ingles Markets, Inc., Class A ............................................... 15,444 1,108
Nomad Foods Ltd. ...................................................... 100,760 1,820
Oddity Tech Ltd.(a)(b) ................................................... 17,403 566
SunOpta, Inc.(a) ........................................................ 149,475 979
The Andersons, Inc. ..................................................... 33,053 1,816
The Chefs' Warehouse, Inc.(a) .............................................. 109,129 3,610
The Honest Co., Inc.(a) ................................................... 49,305 148
The Vita Coco Co., Inc.(a) ................................................ 70,738 1,715
U.S. Foods Holding Corp.(a) ............................................... 32,120 1,614
USANA Health Sciences, Inc.(a) ............................................ 15,996 664
WD-40 Co. ........................................................... 6,036 1,365
21,861
Energy (6.8%):
Atlas Energy Solutions, Inc. ............................................... 56,617 1,257
Cactus, Inc., Class A ..................................................... 49,980 2,481
California Resources Corp. ................................................ 42,474 2,245
ChampionX Corp. ...................................................... 28,840 968
Chord Energy Corp. ..................................................... 20,499 3,628
Civitas Resources, Inc. ................................................... 46,597 3,353
CONSOL Energy, Inc. ................................................... 16,265 1,346
Crescent Energy Co., Class A .............................................. 93,496 995
Diamond Offshore Drilling, Inc.(a) .......................................... 127,400 1,559
Dril-Quip, Inc.(a) ....................................................... 143,323 2,606
Expro Group Holdings NV(a) .............................................. 193,523 3,631
Gulfport Energy Corp.(a) ................................................. 8,910 1,414
International Seaways, Inc. ................................................ 31,600 1,747
Liberty Energy, Inc. ..................................................... 125,713 2,766
Magnolia Oil & Gas Corp., Class A(b) ........................................ 65,841 1,651
Matador Resources Co. ................................................... 47,207 2,941
Murphy Oil Corp. ...................................................... 86,085 3,843
Northern Oil & Gas, Inc. .................................................. 60,790 2,480
Oceaneering International, Inc.(a) ........................................... 72,261 1,656
PBF Energy, Inc., Class A ................................................. 30,907 1,646
Permian Resources Corp. ................................................. 147,300 2,467
Plains GP Holdings LP, Class A ............................................. 119,510 2,176
RPC, Inc. ............................................................ 450,976 3,017

Victory Portfolios III
Victory Small Cap Stock Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Scorpio Tankers, Inc. .................................................... 18,350 $ 1,291
SM Energy Co. ........................................................ 35,993 1,745
Teekay Corp.(a) ........................................................ 95,130 696
Uranium Energy Corp.(a) ................................................. 161,892 1,093
Vital Energy, Inc.(a) ..................................................... 20,903 1,108
57,806
Financials (15.6%):
AGNC Investment Corp.(b) ............................................... 193,200 1,768
Ameris Bancorp ........................................................ 68,220 3,239
Apollo Commercial Real Estate Finance, Inc. ................................... 40,178 387
Artisan Partners Asset Management, Inc., Class A ................................ 51,358 2,102
Assured Guaranty Ltd. ................................................... 16,450 1,262
Atlantic Union Bankshares Corp. ............................................ 44,527 1,415
Banc of California, Inc. .................................................. 68,330 935
Bank of Hawaii Corp. .................................................... 28,100 1,593
Bank OZK ............................................................ 18,750 837
Banner Corp. .......................................................... 34,100 1,488
Bread Financial Holdings, Inc. ............................................. 76,473 2,823
Brightsphere Investment Group, Inc. ......................................... 225,828 5,022
Cathay General Bancorp .................................................. 38,481 1,325
CNO Financial Group, Inc. ................................................ 84,411 2,223
Community Bank System, Inc. ............................................. 11,466 496
Customers Bancorp, Inc.(a) ................................................ 17,697 808
Donnelley Financial Solutions, Inc.(a) ........................................ 18,416 1,156
Dynex Capital, Inc. ..................................................... 111,000 1,295
Enova International, Inc.(a) ................................................ 28,392 1,719
Essent Group Ltd. ...................................................... 30,704 1,626
Euronet Worldwide, Inc.(a) ................................................ 25,588 2,627
EVERTEC, Inc. ........................................................ 132,454 4,971
Fidelis Insurance Holdings Ltd. ............................................. 133,940 2,489
First Bancorp .......................................................... 34,900 1,061
First Bancorp .......................................................... 201,187 3,470
First Busey Corp. ....................................................... 131,079 2,928
First Merchants Corp. .................................................... 50,500 1,688
Fulton Financial Corp. ................................................... 65,923 1,091
Genworth Financial, Inc.(a) ................................................ 237,843 1,410
Glacier Bancorp, Inc. .................................................... 50,000 1,809
Globe Life, Inc. ........................................................ 18,920 1,441
Hancock Whitney Corp. .................................................. 50,497 2,292
Heartland Financial USA, Inc. .............................................. 37,928 1,597
Home Bancshares, Inc. ................................................... 116,007 2,747
Hope Bancorp, Inc. ..................................................... 38,811 389
Houlihan Lokey, Inc. .................................................... 15,746 2,007
Independent Bank Corp. .................................................. 18,628 936
International Bancshares Corp. ............................................. 32,572 1,813
Jackson Financial, Inc., Class A ............................................. 29,103 1,988
Kemper Corp. ......................................................... 46,730 2,725
Kinsale Capital Group, Inc. ................................................ 4,004 1,454
Ladder Capital Corp. .................................................... 106,005 1,137
Lakeland Financial Corp. ................................................. 14,938 878
Marex Group PLC(a)(b) .................................................. 12,138 234
MGIC Investment Corp. .................................................. 84,000 1,704
Moelis & Co., Class A ................................................... 26,142 1,283
Northwest Bancshares, Inc. ................................................ 137,000 1,452
OFG Bancorp ......................................................... 90,619 3,272
Old National Bancorp .................................................... 104,340 1,726
Pacific Premier Bancorp, Inc. .............................................. 68,620 1,475
PennyMac Financial Services, Inc. .......................................... 14,371 1,231
Pinnacle Financial Partners, Inc. ............................................ 16,290 1,249
PJT Partners, Inc., Class A ................................................ 12,220 1,155
Preferred Bank ......................................................... 16,307 1,234
Primerica, Inc. ......................................................... 3,810 807

Victory Portfolios III
Victory Small Cap Stock Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
PROG Holdings, Inc. .................................................... 40,687 $ 1,352
Prosperity Bancshares, Inc. ................................................ 46,600 2,888
Radian Group, Inc. ...................................................... 50,239 1,501
RLI Corp. ............................................................ 7,503 1,061
Selective Insurance Group, Inc. ............................................. 13,331 1,355
Shift4 Payments, Inc., Class A(a) ............................................ 38,298 2,216
Skyward Specialty Insurance Group, Inc.(a) .................................... 50,024 1,747
SouthState Corp. ....................................................... 47,564 3,601
Stewart Information Services Corp. .......................................... 29,975 1,859
Stifel Financial Corp. .................................................... 44,076 3,523
Texas Capital Bancshares, Inc.(a) ........................................... 66,264 3,804
The Bancorp, Inc.(a) ..................................................... 28,562 855
The Bank of NT Butterfield & Son Ltd. ....................................... 40,293 1,370
Toast, Inc., Class A(a) .................................................... 68,013 1,607
UMB Financial Corp. .................................................... 38,112 3,036
Valley National Bancorp .................................................. 145,382 1,019
Veritex Holdings, Inc. .................................................... 89,619 1,746
Virtus Investment Partners, Inc. ............................................. 6,155 1,350
Westamerica Bancorp .................................................... 9,533 444
White Mountains Insurance Group Ltd. ....................................... 970 1,725
133,348
Health Care (16.4%):
10X Genomics, Inc., Class A(a) ............................................. 42,678 1,250
ACADIA Pharmaceuticals, Inc.(a) ........................................... 44,970 751
Agios Pharmaceuticals, Inc.(a) ............................................. 14,284 464
Alector, Inc.(a) ......................................................... 107,255 545
Alkermes PLC(a) ....................................................... 34,728 852
AMN Healthcare Services, Inc.(a) ........................................... 23,314 1,398
Amneal Pharmaceuticals, Inc.(a) ............................................ 73,570 445
Apellis Pharmaceuticals, Inc.(a) ............................................ 21,883 967
Arcellx, Inc.(a) ........................................................ 16,732 837
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 26,073 667
Arcus Biosciences, Inc.(a) ................................................. 121,158 1,845
Avanos Medical, Inc.(a) .................................................. 39,820 720
Azenta, Inc.(a) ......................................................... 14,997 787
Bausch + Lomb Corp.(a)(b) ............................................... 47,310 688
Biohaven Ltd.(a) ....................................................... 13,678 531
BioLife Solutions, Inc.(a) ................................................. 147,195 2,582
Biomerica, Inc.(a)(b) .................................................... 119,418 71
Bluebird Bio, Inc.(a)(b) .................................................. 829,898 736
Blueprint Medicines Corp.(a) .............................................. 38,241 3,493
Bridgebio Pharma, Inc.(a) ................................................. 100,470 2,574
Brookdale Senior Living, Inc.(a) ............................................ 150,000 1,018
Castle Biosciences, Inc.(a) ................................................ 141,612 2,987
Catalyst Pharmaceuticals, Inc.(a) ............................................ 68,474 1,031
Certara, Inc.(a) ......................................................... 53,577 917
Collegium Pharmaceutical, Inc.(a) ........................................... 67,488 2,492
CorVel Corp.(a) ........................................................ 29,518 7,050
Cross Country Healthcare, Inc.(a) ........................................... 67,514 1,188
Cytokinetics, Inc.(a) ..................................................... 11,721 719
CytoSorbents Corp.(a)(b) ................................................. 448,371 363
Definitive Healthcare Corp.(a) .............................................. 293,310 2,036
Dynavax Technologies Corp.(a) ............................................. 70,059 797
Edgewise Therapeutics, Inc.(a) ............................................. 116,789 2,095
Editas Medicine, Inc.(a) .................................................. 40,652 212
Embecta Corp. ......................................................... 30,614 310
Encompass Health Corp. .................................................. 24,270 2,024
Evolent Health, Inc., Class A(a) ............................................. 68,613 1,903
Fate Therapeutics, Inc.(a) ................................................. 83,787 331
Fortrea Holdings, Inc.(a) .................................................. 86,430 3,162
Guardant Health, Inc.(a) .................................................. 50,279 905
Haemonetics Corp.(a) .................................................... 16,849 1,549

Victory Portfolios III
Victory Small Cap Stock Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Halozyme Therapeutics, Inc.(a) ............................................. 111,935 $ 4,265
Harmony Biosciences Holdings, Inc.(a) ....................................... 13,402 414
Harvard Bioscience, Inc.(a) ................................................ 205,955 787
Health Catalyst, Inc.(a) ................................................... 147,457 917
Inmode Ltd.(a) ......................................................... 58,114 999
Insmed, Inc.(a) ......................................................... 21,582 533
Integer Holdings Corp.(a) ................................................. 31,911 3,562
Integra LifeSciences Holdings Corp.(a) ....................................... 37,900 1,106
Intellia Therapeutics, Inc.(a) ............................................... 37,091 794
Intra-Cellular Therapies, Inc.(a) ............................................. 9,532 684
Ironwood Pharmaceuticals, Inc.(a) ........................................... 68,345 530
iTeos Therapeutics, Inc.(a) ................................................ 69,546 747
Keros Therapeutics, Inc.(a) ................................................ 30,932 1,744
Kiniksa Pharmaceuticals Ltd., Class A(a) ...................................... 93,977 1,759
LivaNova PLC(a) ....................................................... 31,020 1,729
Merit Medical Systems, Inc.(a) ............................................. 25,653 1,901
Mesa Laboratories, Inc. .................................................. 11,798 1,252
MoonLake Immunotherapeutics(a) .......................................... 45,382 1,857
Myriad Genetics, Inc.(a) .................................................. 40,736 797
Natera, Inc.(a) ......................................................... 19,033 1,768
Neogen Corp.(a) ....................................................... 283,335 3,493
Option Care Health, Inc.(a) ................................................ 36,331 1,086
OrthoPediatrics Corp.(a) .................................................. 100,460 2,977
Owens & Minor, Inc.(a) .................................................. 62,145 1,537
Pacira BioSciences, Inc.(a) ................................................ 30,100 790
Perrigo Co. PLC ....................................................... 28,535 932
Phreesia, Inc.(a) ........................................................ 19,528 405
Pliant Therapeutics, Inc.(a) ................................................ 149,389 1,766
Prestige Consumer Healthcare, Inc.(a) ........................................ 21,085 1,513
Progyny, Inc.(a) ........................................................ 35,044 1,123
Prothena Corp. PLC(a) ................................................... 59,089 1,202
Quanterix Corp.(a) ...................................................... 95,000 1,531
Relay Therapeutics, Inc.(a) ................................................ 51,314 335
Repligen Corp.(a) ....................................................... 16,073 2,639
RxSight, Inc.(a) ........................................................ 15,972 833
Sage Therapeutics, Inc.(a) ................................................. 43,011 600
Select Medical Holdings Corp. ............................................. 51,500 1,461
SI-BONE, Inc.(a) ....................................................... 169,900 2,423
SIGA Technologies, Inc. .................................................. 146,984 1,290
SpringWorks Therapeutics, Inc.(a) ........................................... 13,617 636
STAAR Surgical Co.(a) .................................................. 75,124 3,453
Stoke Therapeutics, Inc.(a)(b) .............................................. 110,010 1,213
Supernus Pharmaceuticals, Inc.(a) ........................................... 39,920 1,202
Syndax Pharmaceuticals, Inc.(a) ............................................ 68,027 1,437
The Ensign Group, Inc. ................................................... 13,220 1,565
TransMedics Group, Inc.(a) ................................................ 18,079 1,702
U.S. Physical Therapy, Inc. ................................................ 8,870 900
UFP Technologies, Inc.(a) ................................................. 15,105 3,111
Vanda Pharmaceuticals, Inc.(a) ............................................. 153,774 732
Veracyte, Inc.(a) ........................................................ 141,972 2,778
Vericel Corp.(a) ........................................................ 103,258 4,736
Viking Therapeutics, Inc.(a) ............................................... 39,817 3,169
Xenon Pharmaceuticals, Inc.(a) ............................................. 27,324 1,111
Zymeworks, Inc.(a) ..................................................... 141,624 1,215
140,333
Industrials (16.1%):
AAON, Inc. ........................................................... 30,966 2,914
ACCO Brands Corp. .................................................... 197,286 951
Alight, Inc., Class A(a) ................................................... 163,232 1,472
Alta Equipment Group, Inc. ............................................... 108,205 1,202
Ameresco, Inc., Class A(a) ................................................ 43,840 918
Applied Industrial Technologies, Inc. ......................................... 8,171 1,497

Victory Portfolios III
Victory Small Cap Stock Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
ArcBest Corp. ......................................................... 21,240 $ 2,356
Array Technologies, Inc.(a) ................................................ 192,986 2,381
Atkore, Inc. ........................................................... 18,303 3,209
Axon Enterprise, Inc.(a) .................................................. 7,565 2,373
BlueLinx Holdings, Inc.(a) ................................................ 14,661 1,608
Boise Cascade Co. ...................................................... 34,240 4,529
Cadre Holdings, Inc. ..................................................... 28,113 938
Casella Waste Systems, Inc.(a) ............................................. 60,146 5,437
Chart Industries, Inc.(a) .................................................. 16,891 2,433
Columbus McKinnon Corp. ............................................... 51,884 2,141
Comfort Systems USA, Inc. ............................................... 5,518 1,707
CRA International, Inc. ................................................... 8,792 1,276
Curtiss-Wright Corp. .................................................... 4,100 1,039
Deluxe Corp. .......................................................... 60,718 1,199
Enovix Corp.(a)(b) ...................................................... 43,588 273
Esab Corp. ............................................................ 9,702 1,027
ESCO Technologies, Inc. ................................................. 27,415 2,781
ExlService Holdings, Inc.(a) ............................................... 43,042 1,248
Exponent, Inc. ......................................................... 17,784 1,635
Finning International, Inc. ................................................. 27,360 859
Fluor Corp.(a) ......................................................... 66,010 2,662
Gates Industrial Corp. PLC(a) .............................................. 103,110 1,817
Genco Shipping & Trading Ltd. ............................................. 92,418 1,972
Gibraltar Industries, Inc.(a) ................................................ 60,958 4,356
GMS, Inc.(a) .......................................................... 41,578 3,847
Granite Construction, Inc. ................................................. 42,330 2,349
Hayward Holdings, Inc.(a) ................................................ 64,450 875
Hub Group, Inc., Class A ................................................. 68,207 2,743
Insperity, Inc. .......................................................... 12,279 1,264
JELD-WEN Holding, Inc.(a) ............................................... 67,868 1,391
Kforce, Inc. ........................................................... 17,932 1,108
Korn Ferry ........................................................... 50,209 3,049
Kornit Digital Ltd.(a) .................................................... 56,241 867
Landstar System, Inc. .................................................... 18,949 3,305
Masterbrand, Inc.(a) ..................................................... 33,183 553
Matson, Inc. .......................................................... 15,542 1,675
Mayville Engineering Co., Inc.(a) ........................................... 32,795 451
Montrose Environmental Group, Inc.(a) ....................................... 5,309 231
Moog, Inc., Class A ..................................................... 7,900 1,257
Mueller Industries, Inc. ................................................... 35,024 1,955
Mueller Water Products, Inc., Class A ........................................ 134,812 2,135
Paylocity Holding Corp.(a) ................................................ 6,048 938
RBC Bearings, Inc.(a) ................................................... 20,823 5,092
Resideo Technologies, Inc.(a) .............................................. 40,719 795
Rush Enterprises, Inc., Class A ............................................. 50,422 2,215
Ryder System, Inc. ...................................................... 9,700 1,182
Shoals Technologies Group, Inc., Class A(a) .................................... 26,610 225
Simpson Manufacturing Co., Inc. ........................................... 6,786 1,180
SkyWest, Inc.(a) ........................................................ 15,814 1,155
SPX Technologies, Inc.(a) ................................................. 32,762 3,991
Standex International Corp. ................................................ 15,565 2,691
Sterling Infrastructure, Inc.(a) .............................................. 16,244 1,650
Tecnoglass, Inc. ........................................................ 21,000 1,167
Terex Corp. ........................................................... 46,961 2,632
The AZEK Co., Inc.(a) ................................................... 37,382 1,706
The Brink's Co. ........................................................ 19,085 1,669
The Greenbrier Cos., Inc. ................................................. 22,737 1,123
The Timken Co. ........................................................ 11,290 1,007
Titan Machinery, Inc.(a) .................................................. 29,247 651
TriNet Group, Inc. ...................................................... 11,926 1,197
UFP Industries, Inc. ..................................................... 60,609 6,831
Vestis Corp. ........................................................... 75,200 1,385
Viad Corp.(a) .......................................................... 13,388 462

Victory Portfolios III
Victory Small Cap Stock Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Vicor Corp.(a) ......................................................... 7,795 $ 252
Wabash National Corp. ................................................... 43,970 1,016
Werner Enterprises, Inc. .................................................. 18,510 633
WESCO International, Inc. ................................................ 6,456 986
WillScot Mobile Mini Holdings Corp.(a) ...................................... 93,438 3,454
WNS Holdings Ltd.(a) ................................................... 27,782 1,164
137,714
Information Technology (16.5%):
908 Devices, Inc.(a)(b) ................................................... 253,563 1,445
A10 Networks, Inc. ..................................................... 28,233 369
ACI Worldwide, Inc.(a) .................................................. 60,807 2,074
Adeia, Inc. ............................................................ 107,341 1,056
Advanced Energy Industries, Inc. ........................................... 36,961 3,542
Allegro MicroSystems, Inc.(a) .............................................. 36,992 1,098
Ambarella, Inc.(a) ...................................................... 40,504 1,862
Amkor Technology, Inc. .................................................. 44,921 1,453
Arteris, Inc.(a) ......................................................... 89,146 591
Axcelis Technologies, Inc.(a) .............................................. 12,840 1,329
Badger Meter, Inc. ...................................................... 27,753 5,077
Bel Fuse, Inc., Class B ................................................... 23,630 1,388
Belden, Inc. ........................................................... 45,306 3,682
Box, Inc., Class A(a) .................................................... 53,904 1,403
Celestica, Inc.(a) ....................................................... 4,144 180
Cellebrite DI Ltd.(a) ..................................................... 14,670 159
CEVA, Inc.(a) ......................................................... 23,771 482
Ciena Corp.(a) ......................................................... 26,569 1,228
CommVault Systems, Inc.(a) ............................................... 28,672 2,938
Confluent, Inc., Class A(a) ................................................ 91,300 2,567
Crane NXT Co. ........................................................ 11,950 727
CyberArk Software Ltd.(a) ................................................ 12,381 2,962
Diodes, Inc.(a) ......................................................... 68,783 5,022
DoubleVerify Holdings, Inc.(a) ............................................. 29,033 851
ePlus, Inc.(a) .......................................................... 56,095 4,313
Extreme Networks, Inc.(a) ................................................ 99,581 1,115
Fabrinet(a) ............................................................ 4,219 730
FARO Technologies, Inc.(a) ............................................... 9,594 180
Five9, Inc.(a) .......................................................... 26,962 1,552
FormFactor, Inc.(a) ..................................................... 125,218 5,583
Globant SA(a) ......................................................... 3,155 563
Guidewire Software, Inc.(a) ............................................... 16,257 1,795
Harmonic, Inc.(a) ....................................................... 110,788 1,190
HashiCorp, Inc., Class A(a) ................................................ 42,749 1,388
indie Semiconductor, Inc., Class A(a) ......................................... 802,909 4,512
Insight Enterprises, Inc.(a) ................................................ 20,148 3,678
JFrog Ltd.(a) .......................................................... 46,153 1,841
Knowles Corp.(a) ....................................................... 65,286 1,033
Kulicke & Soffa Industries, Inc. ............................................. 93,716 4,337
MKS Instruments, Inc. ................................................... 7,100 845
NetScout Systems, Inc.(a) ................................................. 30,902 595
Nova Ltd.(a) .......................................................... 5,106 868
Nutanix, Inc., Class A(a) .................................................. 34,072 2,068
Okta, Inc.(a) .......................................................... 8,147 758
Onto Innovation, Inc.(a) .................................................. 9,860 1,829
OSI Systems, Inc.(a) ..................................................... 11,086 1,457
PDF Solutions, Inc.(a) ................................................... 34,148 1,027
Perficient, Inc.(a) ....................................................... 52,772 2,494
Photronics, Inc.(a) ...................................................... 87,587 2,401
Plexus Corp.(a) ........................................................ 11,500 1,162
Porch Group, Inc.(a) ..................................................... 438,690 1,399
Power Integrations, Inc. .................................................. 13,963 932
Progress Software Corp. .................................................. 16,911 842
PROS Holdings, Inc.(a) .................................................. 77,925 2,552

Victory Portfolios III
Victory Small Cap Stock Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
PTC, Inc.(a) ........................................................... 12,430 $ 2,206
Pure Storage, Inc., Class A(a) .............................................. 46,327 2,335
Qualys, Inc.(a) ......................................................... 20,769 3,404
Radware Ltd.(a) ........................................................ 22,423 371
Rambus, Inc.(a) ........................................................ 16,494 904
Rapid7, Inc.(a) ......................................................... 14,503 650
Riskified Ltd., Class A(a) ................................................. 36,389 187
Rogers Corp.(a) ........................................................ 5,702 679
Sanmina Corp.(a) ....................................................... 47,841 2,903
ScanSource, Inc.(a) ..................................................... 8,612 358
Semtech Corp.(a) ....................................................... 9,853 371
Silicon Laboratories, Inc.(a) ............................................... 7,659 930
Silicon Motion Technology Corp., ADR ....................................... 13,414 990
Smartsheet, Inc., Class A(a) ............................................... 51,257 1,939
SolarWinds Corp. ....................................................... 65,239 719
Sprinklr, Inc., Class A(a) .................................................. 68,426 800
Sprout Social, Inc., Class A(a) .............................................. 27,609 1,393
SPS Commerce, Inc.(a) ................................................... 6,078 1,057
Synaptics, Inc.(a) ....................................................... 12,250 1,102
The Descartes Systems Group, Inc. (a) ........................................ 17,259 1,601
TTM Technologies, Inc.(a) ................................................ 80,100 1,196
Twilio, Inc., Class A(a) ................................................... 6,270 375
Varonis Systems, Inc.(a) .................................................. 41,118 1,799
Veeco Instruments, Inc.(a) ................................................. 137,682 4,866
Verint Systems, Inc.(a) ................................................... 76,460 2,315
Vertex, Inc., Class A(a) ................................................... 55,035 1,603
Vishay Intertechnology, Inc. ............................................... 61,750 1,429
Workiva, Inc.(a) ........................................................ 11,999 946
Xerox Holdings Corp. ................................................... 76,032 1,010
Zeta Global Holdings Corp., Class A(a) ....................................... 136,910 1,692
140,654
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 3,818 1,249
Arch Resources, Inc. .................................................... 20,095 3,191
ATI, Inc.(a) ........................................................... 34,795 2,077
Axalta Coating Systems Ltd.(a) ............................................. 29,800 937
Balchem Corp. ......................................................... 18,238 2,578
Carpenter Technology Corp. ............................................... 23,102 1,980
Commercial Metals Co. .................................................. 38,500 2,069
Constellium SE(a) ...................................................... 83,560 1,645
Eagle Materials, Inc. ..................................................... 4,790 1,201
Ecovyst, Inc.(a) ........................................................ 230,810 2,177
Graphic Packaging Holding Co. ............................................ 47,300 1,223
Greif, Inc., Class A ...................................................... 15,371 942
H.B. Fuller Co. ........................................................ 24,240 1,811
Hawkins, Inc. ......................................................... 5,430 411
Huntsman Corp. ........................................................ 63,250 1,509
Ingevity Corp.(a) ....................................................... 34,000 1,739
Knife River Corp.(a) .................................................... 4,861 380
Materion Corp. ........................................................ 27,693 3,183
Metallus, Inc.(a) ........................................................ 49,165 1,011
Myers Industries, Inc. .................................................... 20,672 453
NewMarket Corp. ...................................................... 4,448 2,344
O-I Glass, Inc.(a) ....................................................... 64,251 961
Olin Corp. ............................................................ 21,620 1,130
Orion SA ............................................................. 62,375 1,476
Ryerson Holding Corp. ................................................... 9,710 277
Summit Materials, Inc., Class A(a) .......................................... 49,200 1,914
Tronox Holdings PLC ................................................... 96,936 1,647
Warrior Met Coal, Inc. ................................................... 24,277 1,659
43,174

Victory Portfolios III
Victory Small Cap Stock Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (4.2%):
Acadia Realty Trust ..................................................... 48,481 $ 838
Alexander & Baldwin, Inc. ................................................ 110,718 1,824
Armada Hoffler Properties, Inc. ............................................. 25,858 272
CareTrust REIT, Inc. .................................................... 49,995 1,236
Compass, Inc., Class A(a) ................................................. 99,951 315
COPT Defense Properties ................................................. 64,090 1,536
CTO Realty Growth, Inc. ................................................. 23,066 400
Cushman & Wakefield PLC(a) ............................................. 138,500 1,337
DiamondRock Hospitality Co. .............................................. 241,477 2,149
Easterly Government Properties, Inc. ......................................... 156,830 1,833
Empire State Realty Trust, Inc. ............................................. 61,363 558
Equity Commonwealth(a) ................................................. 41,490 777
Essential Properties Realty Trust, Inc. ........................................ 115,240 3,035
Four Corners Property Trust, Inc. ............................................ 67,840 1,591
Gladstone Commercial Corp. .............................................. 23,692 317
Gladstone Land Corp. .................................................... 16,743 212
Howard Hughes Holdings, Inc.(a) ........................................... 26,680 1,739
Innovative Industrial Properties, Inc. ......................................... 13,427 1,388
Kite Realty Group Trust .................................................. 57,167 1,246
LXP Industrial Trust ..................................................... 167,345 1,397
Phillips Edison & Co., Inc. ................................................ 29,341 959
PotlatchDeltic Corp. ..................................................... 27,438 1,098
Retail Opportunity Investments Corp. ........................................ 64,016 786
Ryman Hospitality Properties, Inc. ........................................... 8,017 846
Sabra Health Care REIT, Inc. .............................................. 96,358 1,341
Service Properties Trust .................................................. 25,416 156
SITE Centers Corp. ..................................................... 208,335 2,810
STAG Industrial, Inc. .................................................... 28,200 970
Summit Hotel Properties, Inc. .............................................. 151,000 908
Terreno Realty Corp. .................................................... 19,374 1,053
The Real Brokerage, Inc.(a) ............................................... 84,546 326
Veris Residential, Inc. .................................................... 74,450 1,073
36,326
Utilities (2.0%):
ALLETE, Inc. ......................................................... 68,765 4,072
Black Hills Corp. ....................................................... 49,809 2,734
National Fuel Gas Co. ................................................... 26,850 1,426
Northwestern Energy Group, Inc. ........................................... 51,542 2,600
ONE Gas, Inc. ......................................................... 39,771 2,566
Otter Tail Corp. ........................................................ 11,404 973
Portland General Electric Co. .............................................. 37,625 1,627
Spire, Inc. ............................................................ 21,000 1,298
17,296
Total Common Stocks (Cost $725,510)
a
a
a
845,583
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR(a)(d) ........................................ 58,207 1
OmniAb Operations, Inc., CVR(a)(d)(e)(f) ..................................... 7,105 —
OmniAb Operations, Inc., CVR(a)(d)(e)(f) ..................................... 7,105 —
1
Total Rights (Cost $36)
a
a
a
1

Victory Portfolios III
Victory Small Cap Stock Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., CVR ..................................
11/3/2022
$ –
OmniAb Operations, Inc., CVR ..................................
11/3/2022
–
Security Description Shares
Value
(000)
Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF(b) ............................................... 8,893 $ 1,742
Total Exchange-Traded Funds (Cost $1,788)
a
a
a
1,742
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 1,525,972 1,526
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(g) ............ 1,525,972 1,526
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(g) ............... 1,525,972 1,526
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(g) . 1,525,972 1,526
Total Collateral for Securities Loaned (Cost $6,104)
a
a
a
6,104
Total Investments (Cost $733,438) — 99.9% 853,430
Other assets in excess of liabilities — 0.1% 942
NET ASSETS - 100.00% $ 854,372
At April 30, 2024, the Fund's investments in foreign securities were 6.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of April 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at April 30, 2024. (amounts in thousands):
(g) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statement of Assets and Liabilities
April 30, 2024
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Small Cap
Stock Fund
Assets:
Investments, at value (Cost $733,438) $ 853,430 (a)
Cash 7,217
Receivables:
Interest and dividends 235
Capital shares issued 269
Investments sold 2,709
From Adviser 7
Prepaid expenses 21
Total Assets 863,888
Liabilities:
Payables:
Collateral received on loaned securities 6,104
Investments purchased 2,342
Capital shares redeemed 309
Accrued expenses and other payables:
Investment advisory fees 505
Administration fees 95
Custodian fees 8
Transfer agent fees 85
Compliance fees 1
Trustees' fees 2
Other accrued expenses 65
Total Liabilities 9,516
Commitments and contingencies (Note 5 )
Net Assets:
Capital 747,650
Total accumulated earnings (loss) 106,722
Net Assets $ 854,372
Net Assets:
Fund Shares $ 557,429
Institutional Shares 296,943
Total $ 854,372
Shares (unlimited number of shares authorized with no par value):
Fund Shares 43,093
Institutional Shares 22,460
Total 65,553
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .94
Institutional Shares 13 .22
(a) Includes $5,613 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Small Cap
Stock Fund
Investment Income:
Dividends $ 11,525
Interest 389
Securities lending (net of fees) 180
Foreign tax withholding (40)
Total Income 12,054
Expenses:
Investment advisory fees 6,480
Administration fees — Fund Shares 857
Administration fees — Institutional Shares 354
Sub-Administration fees 91
Custodian fees 49
Transfer agent fees — Fund Shares 705
Transfer agent fees — Institutional Shares 372
Trustees' fees 48
Compliance fees 9
Legal and audit fees 69
State registration and filing fees 41
Interfund lending fees — (a)
Other expenses 97
Total Expenses 9,172
Expenses waived/reimbursed by Adviser (72)
Net Expenses 9,100
Net Investment Income (Loss) 2,954
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 39,633
Net change in unrealized appreciation/depreciation on investment securities 64,215
Net realized/unrealized gains (losses) on investments 103,848
Change in net assets resulting from operations $ 106,802
(a) Rounds to less than $1 thousand.

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Small Cap Stock Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,954 $ 2,273 $ (900)
Net realized gains (losses) 39,633 (28,815) 141,932
Net change in unrealized appreciation/depreciation 64,215 (2,282) (279,245)
Change in net assets resulting from operations 106,802 (28,824) (138,213)
Distributions to Shareholders:
Fund Shares (1,075) (33,366) (241,242)
Institutional Shares (1,098) (19,905) (116,892)
Change in net assets resulting from distributions to shareholders (2,173) (53,271) (358,134)
Change in net assets resulting from capital transactions (171,917) 28,195 8,529
Change in net assets (67,288) (53,900) (487,818)
Net Assets:
Beginning of period 921,660 975,560 1,463,378
End of period $ 854,372 $ 921,660 $ 975,560
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Small Cap Stock Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 26,396 $ 19,583 $ 43,857
Distributions reinvested 1,060 33,025 238,354
Cost of shares redeemed (94,598) (64,323) (131,418)
Total Fund Shares $ (67,142) $ (11,715) $ 150,793
Institutional Shares
Proceeds from shares issued $ 25,457 $ 56,042 $ 102,131
Distributions reinvested 1,097 19,887 116,737
Cost of shares redeemed (131,329) (36,019) (361,132)
Total Institutional Shares $ (104,775) $ 39,910 $ (142,264)
Change in net assets resulting from capital transactions $ (171,917) $ 28,195 $ 8,529
Share Transactions:
Fund Shares
Issued 2,113 1,621 2,739
Reinvested 80 2,818 16,656
Redeemed (7,570) (5,346) (8,545)
Total Fund Shares (5,377) (907) 10,850
Institutional Shares
Issued 2,061 4,448 6,818
Reinvested 81 1,661 8,001
Redeemed (10,162) (2,936) (17,462)
Total Institutional Shares (8,020) 3,173 (2,643)
Change in Shares (13,397) 2,266 8,207
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
21
See notes to financial statements.
Victory Small Cap Stock Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.58 $12.63 $21.25 $14.88 $16.74 $19.33
Investment Activities:
Net investment income (loss) 0.03(b) 0.03(b) (0.01)(b) (0.01)(b) 0.05(b) 0.07
Net realized and unrealized gains (losses) 1.35 (0.38) (2.14) 7.95 (0.28) (0.71)
Total from Investment Activities 1.38 (0.35) (2.15) 7.94 (0.23) (0.64)
Distributions to Shareholders from:
Net investment income (0.02) — — (0.14) (0.03) (0.04)
Net realized gains — (0.70) (6.47) (1.43) (1.60) (1.91)
Total Distributions (0.02) (0.70) (6.47) (1.57) (1.63) (1.95)
Net Asset Value, End of Period $12.94 $11.58 $12.63 $21.25 $14.88 $16.74
Total Return(c)(d) 11.95% (2.83)% (13.71)% 55.25% (2.21)% (2.07)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.02% 1.06% 1.08% 1.10% 1.10% 1.06%(i)
Net Investment Income (Loss)(e) 0.28% 0.28% (0.09)% (0.04)% 0.33% 0.58%
Gross Expenses(e)(h) 1.02% 1.06% 1.08% 1.10% 1.10% 1.06%(i)
Supplemental Data:
Net Assets at end of period (000's) $557,429 $561,071 $623,725 $818,576 $595,019 $694,015
Portfolio Turnover(c)(j) 62% 55% 77% 85% 71% 84%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Small Cap Stock Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $11.83 $12.88 $21.53 $15.06 $16.91 $19.50
Investment Activities:
Net investment income (loss) 0.05(b) 0.04(b) (0.01)(b) —(b)(c) 0.07(b) 0.08
Net realized and unrealized gains (losses) 1.38 (0.39) (2.17) 8.04 (0.28) (0.71)
Total from Investment Activities 1.43 (0.35) (2.18) 8.04 (0.21) (0.63)
Distributions to Shareholders from:
Net investment income (0.04) — — (0.14) (0.04) (0.05)
Net realized gains — (0.70) (6.47) (1.43) (1.60) (1.91)
Total Distributions (0.04) (0.70) (6.47) (1.57) (1.64) (1.96)
Net Asset Value, End of Period $13.22 $11.83 $12.88 $21.53 $15.06 $16.91
Total Return(d)(e) 12.05% (2.85)% (13.60)% 55.30% (2.08)% (1.98)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.93% 0.96% 1.03% 1.04% 0.98% 0.96%(j)
Net Investment Income (Loss)(f) 0.38% 0.38% (0.06)% 0.02% 0.45% 0.67%
Gross Expenses(f)(i) 0.95% 0.99% 1.04% 1.05% 0.99% 0.96%(j)
Supplemental Data:
Net Assets at end of period (000's) $296,943 $360,589 $351,835 $644,802 $557,173 $904,981
Portfolio Turnover(d)(k) 62% 55% 77% 85% 71% 84%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
23
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is
an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Small Cap Stock Fund Small Cap Stock Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
24
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of April 30,
2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
Small Cap Stock Fund
Common Stocks ............................................... $ 845,583 $ — $ — $ 845,583
Rights ...................................................... — — 1 1
Exchange-Traded Funds ......................................... 1,742 — — 1,742
Collateral for Securities Loaned ................................... 6,104 — — 6,104
Total ....................................................... $ 853,429 $ — $ 1 $ 853,430

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
25
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Small Cap Stock Fund ............................................. $ 5,613 $ — $ 6,104

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
26
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Small-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Small Cap Stock Fund ...................................................................... $ 568,177 $ 731,156
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
27
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into a Subadvisory Agreement with Granahan Investment Management, Inc. (“GIMI”), under which GIMI directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended April 30,
2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Small Cap Stock Fund Fund Shares
Institutional
Shares
in thousands $ (276) $ (185)
as annual % rate (0.05)% (0.05)%
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of April 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Small-Cap Core Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Small Cap Stock Fund ...................................................................... $ 568,177 $ 731,156
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
28
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility.  Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
In effect until August 31, 2024
Fund Shares Institutional Shares
Small Cap Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 0.98%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Small Cap Stock Fund ..................................... $ 30 $ 73 $ 86 $ 72 $ 261

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
29
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Small Cap Stock Fund ............................ Borrower $ — $ 992 5.84% $ 992
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Small Cap Stock Fund .................................................................... $ 2,173 $ 2,173
Nine Months Ended April 30, 2023*
Distributions Paid
From:
Net Long-Term
Capital Gains
Total
Distributions
Paid
Small Cap Stock Fund .................................................................... $ 53,271 $ 53,271
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Small Cap Stock Fund ...................................................... $ 134,081 $ 224,053 $ 358,134

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
30
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Small Cap Stock Fund .............................. $ 4,339 $ 2,632 $ 6,971 $ 99,751 $ 106,722
Amount
Small Cap Stock Fund ................................................................................. $ (34,331)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Small Cap Stock Fund ................................ $ 753,679 $ 170,141 $ (70,390) $ 99,751

31
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Small Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Small Cap Stock Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30,
2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30,
2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting
Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
32
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
33
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
34
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Small Cap Stock Fund
Fund Shares ............................ $ 1,000.00 $ 1,180.60 $ 1,019.79 $ 5.53 $ 5.12 1.02%
Institutional Shares ....................... 1,000.00 1,180.40 1,020.24 5.04 4.67 0.93%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Small Cap Stock Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Granahan
Investment Management, Inc. (the “Subadviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory
Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and
Subadviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services also include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
38
(Unaudited)
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the
Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, five- and ten-year periods ended June 30, 2023, was below the average of its performance universe for the three-year period ended June 30, 2023, was above its Lipper index for the one- and five-
year periods ended June 30, 2023, and was below its Lipper index for the three- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain time periods.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser pays the Fund’s subadvisory fees and also noted that the Adviser reimbursed or waived a portion of its management fees to the Fund.
The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the
Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board took into account management’s discussion of the current advisory fee structure. The
Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
39
(Unaudited)
also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The
Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s level of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2023, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund’s performance; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
40
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
41
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
42
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
43
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40054-6024

April 30, 2024
Annual Report
Victory Ultra Short-Term Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
19
Statement of Operations
20
Statements of Changes in Net Assets
21
Financial Highlights
23
Notes to Financial Statements 27
Report of Independent Registered Public Accounting Firm 35
Supplemental Information (Unaudited)
Trustee and Officer Information
36
Proxy Voting and Portfolio Holdings Information
39
Expense Examples
39
Additional Federal Income Tax Information
40
Advisory Contract Approval
41
Liquidity Risk Management Program
44
Privacy Policy
45

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Ultra Short-Term Bond Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle and raised the federal funds rate by an additional 50 basis points (a basis point is 1/100th of a percentage point). The Fed concluded April 30, 2024, with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Inflation as measured by the Consumer Price
Index, a widely recognized inflation yardstick, ended the reporting period at 3.5%, above the Fed’s 2% target (latest data as of
March 31, 2024). Throughout the period, a stronger than expected labor market coupled with inflation running at or above target levels, continued to exert pressure on the Fed to keep interest rates higher for longer.
While the treasury yield curve is normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common indicator of a potential recession is a negative spread
(i.e. inversion) between the 3-Month U.S. Treasury Bill and the 10-Year U.S. Treasury Bond. This means the market is expecting the Fed to begin cutting the federal funds rate as the economy is expected to slow and possibly slip into a recession. Rate volatility was a defining theme for markets throughout the reporting period and the U.S. Treasury yield curve’s inversion deepened following the first quarter of 2023 through the first half of the reporting period. Geopolitical strife in Europe and the Middle East, sticky inflation, and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of the reporting period, surprising economic resilience in the U.S. and heavy Treasury issuance moved
10-year rates back up and the inversion became less severe. Market sentiment that a ‘soft landing’ may be possible led financial markets to rally significantly through the end of 2023 and pushed 10-year rates back down. Credit spreads tightened as recession fears eased and yields dropped. The option adjusted spread of the Bloomberg U.S. Credit Index tightened by 44 basis points over the reporting period to 82 basis points. Moving into 2024, expectations for rate cuts dimmed and inflation appeared stickier.
With all eyes on a data-dependent Fed, market participants pushed out their forecasts for the first rate cut further into 2024 which drove yields back up across the curve. Fixed income yields concluded the reporting period at historical highs in response to the uncertainty surrounding monetary policy. While the economy has seemingly avoided the recession many forecasted in the beginning of the reporting period, pressure on the Fed to balance its dual mandate while avoiding broader economic disruption remains.
How did the Victory Ultra Short-Term Bond Fund (the “Fund”) perform during the reporting period?
The Fund has four share classes: Fund Shares, Institutional Shares, Class A, and Class R6. For the reporting period ended April
30, 2024, the Fund Shares, Institutional Shares, Class A, and Class R6 had total returns (at net asset value) of 6.28%, 6.33%,
5.98%, and 6.49%, respectively. This compares to total returns of 5.44% for the Bloomberg U.S. Treasury Bellwethers 3-Month
Index and 5.92% for the Lipper Ultra Short Obligations Funds Index.
What strategies did you employ during the reporting period?
In keeping with our disciplined investment approach, we sought attractive relative value opportunities among various sectors near the front end of the yield curve. Our credit analysts review all securities considered for purchase and assign their independent credit rating. We continue to work closely with our in-house credit analyst team, who use independent credit research to monitor
Fund holdings for creditworthiness and relative value, and to identify and evaluate potential investments. We focus on maintaining a portfolio that we believe is diversified among multiple asset classes spread across various issuers. We limit positioning size in a singular issuer to minimize the Fund’s exposure to idiosyncratic risk.
Over the reporting period, as credit spreads tightened and relative value appeared less attractive, the Fund employed a barbell approach of adding longer-duration high-quality securities and limiting credit exposure to shorter-duration bonds. Overall, the
Fund added to corporate bonds, government-related entities, agency mortgage-backed pass-through securities, and asset-backed securities (Agency MBS), while reducing exposure to bank loans, commercial mortgage-backed securities, and cash. Banks and the Fed became net sellers of Agency MBS, which caused spreads to widen, so these securities became attractive for the short end of the curve. Although the Fund favors bank loans due to their low duration, several issuers extended maturities out too far for the Fund and it was unable to replace them all. With respect to credit quality, the Fund reduced its exposure to high-yield and
BBB-rated bonds while adding to securities rated A or better, consistent with our view of relatively tight credit spreads.
The Fund normally maintains a longer duration than its benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index.
At the end of the reporting period, for example, the option-adjusted duration of the Fund was 0.73 years versus 0.25 years for the benchmark. Given the interest rate volatility and continued inverted yield curve, the Fund’s longer duration was a notable detractor of performance. However, the Fund’s allocation to credit and security selection resulted in overall outperformance of the

4
Victory Ultra Short-Term Bond Fund
Manager’s Commentary (continued)
(Unaudited)
benchmark. A large allocation to floating rate paper and cash throughout the reporting period helped moderate the impact of the rate volatility and yield curve inversion. Throughout all types of interest rate and credit spread environments, we intend to seek out what we believe are the most compelling opportunities along the front end of the curve.
Thank you for allowing us to assist you with your investment needs.

5
Victory Ultra Short-Term Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Ultra Short-Term Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Ultra Short Obligations Funds Index tracks the total return performance of the 30 largest funds within the Lipper Ultra Short
Obligations Funds category. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
Class A Class R6
INCEPTION DATE 10/18/10 7/12/13 6/29/20 3/1/17
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Bloomberg
U.S. Treasury
Bellwethers
3-Month Index
1
Lipper Ultra
Short Obligations
Funds Index
2
One Year 6.28% 6.33% 5.98% 6.49% 5.44% 5.92%
Five Year 2.70% 2.76% N/A 2.92% 2.11% 2.25%
Ten Year 2.05% 2.08% N/A N/A 1.45% 1.76%
Since Inception N/A N/A 2.74% 2.74% N/A N/A

6
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide high current income consistent with preservation of principal.
Asset Allocation*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes investments which are under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Ultra Short-Term Bond Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (20.6%)
ABS Auto (12.7%):
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 4/13/25 @ 100(a) ............................................ $ 171 $ 170
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 4/15/25 @ 100(a) . 111 111
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 417 415
Series 2019-2A, Class D, 3.04%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 208 206
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 750 760
CarMax Auto Owner Trust, Series 2023-1, Class D, 6.27%, 11/15/29, Callable 11/15/26 @ 100 500 499
Carvana Auto Receivables Trust ............................................
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 5/10/26 @ 100 ................ 155 147
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 1/10/27 @ 100 ................ 92 86
Series 2021-N4, Class A1, 0.83%, 9/11/28, Callable 6/10/27 @ 100 ............... 28 28
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class A1, 5.65%, 5/15/35, Callable 3/15/26 @ 100(a) ............. 376 376
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 132 131
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 150 150
Series 2023-2A, Class A2, 6.43% (SOFR30A+110bps), 10/15/35, Callable 7/15/26 @
100(a)(b) ......................................................... 869 876
CPS Auto Receivables Trust ...............................................
Series 2022-B, Class A, 2.88%, 6/15/26(a) ................................. 7 7
Series 2022-D, Class A, 6.09%, 1/15/27, Callable 10/15/26 @ 100(a) .............. 191 191
Series 2022-D, Class B, 6.84%, 1/16/29, Callable 10/15/26 @ 100(a) .............. 500 502
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a) ............. 33 32
Series 2023-1A, Class A, 6.48%, 3/15/33, Callable 11/15/26 @ 100(a) ............. 1,000 1,007
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 500 506
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 750 755
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 474 482
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 9/15/25 @ 100 329 325
DT Auto Owner Trust ....................................................
Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 9/15/24 @ 100(a) .............. 518 516
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 12/15/24 @ 100(a) ............ 300 293
Series 2021-4A, Class B, 1.02%, 5/15/26, Callable 12/15/25 @ 100(a) ............. 29 28
Series 2021-4A, Class C, 1.50%, 9/15/27, Callable 12/15/25 @ 100(a) ............. 250 245
Series 2022-1A, Class C, 2.96%, 11/15/27, Callable 12/15/25 @ 100(a) ............ 482 477
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A3, 6.24%, 1/16/29, Callable 12/15/27 @ 100(a) ............ 750 755
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 12/15/27 @ 100(a) ............. 250 253
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 11/20/25 @ 100(a) ............. 126 125
Series 2022-4, Class A2, 5.76%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 552 552
Exeter Automobile Receivables Trust .........................................
Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 9/15/24 @ 100(a) .............. 500 495
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 5/15/25 @ 100(a) .............. 750 738
Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 9/15/25 @ 100 ................ 94 93
Series 2021-4A, Class C, 1.46%, 10/15/27, Callable 12/15/25 @ 100 .............. 315 312
Series 2022-5A, Class A3, 5.43%, 4/15/26 ................................. 10 10
Series 2023-4A, Class B, 6.31%, 10/15/27, Callable 6/15/27 @ 100 ............... 1,000 1,004
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a) ............... 750 720
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 8/15/25 @ 100(a) ............... 159 158
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @
100 ............................................................. 300 298
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @
100(a) ........................................................... 250 227
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class B, 1.31%, 7/15/27, Callable 3/15/25 @ 100(a) ............... 537 530
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 3/15/25 @ 100(a) .............. 250 242
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 5/15/24 @ 100(a) .............. 409 409
Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 11/15/25 @ 100(a) ............. 129 128

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 3/15/26 @ 100(a) .............. $ 470 $ 463
GTE Auto Receivables Trust, Series 2023-1, Class A2, 5.65%, 8/17/26(a) ............... 272 272
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class A, 1.21%, 12/26/25(a) ............................... 500 490
Series 2021-1A, Class B, 1.56%, 12/26/25(a) ............................... 500 490
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 1,000 983
JPMorgan Chase Bank NA ................................................
Series 2021-1, Class B, 0.88%, 9/25/28, Callable 4/25/25 @ 100(a) ............... 23 23
Series 2021-1, Class C, 1.02%, 9/25/28, Callable 4/25/25 @ 100(a) ............... 47 47
Series 2021-1, Class D, 1.17%, 9/25/28, Callable 4/25/25 @ 100(a) ............... 23 23
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 9/25/25 @ 100(a) .............. 23 23
Series 2021-2, Class C, 0.97%, 12/26/28, Callable 9/25/25 @ 100(a) .............. 79 77
Series 2021-3, Class C, 0.86%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 90 87
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 11/15/25 @ 100(a) ............ 750 736
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/25 @ 100(a) ............. 594 570
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 8/15/26 @ 100(a) .............. 252 250
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 3/15/27 @ 100(a) .............. 300 298
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 3/15/27 @ 100(a) ............. 1,000 1,002
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 4/15/27 @ 100(a) .............. 750 741
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 1,000 1,004
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26, Callable
10/15/25 @ 100(a) .................................................. 346 347
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36(a) ............. 750 756
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 414 415
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.64%, 12/15/27, Callable 12/15/27
@ 100(a) ......................................................... 1,500 1,512
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100(a) .............. 182 182
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 11/15/25 @ 100(a) .............. 500 518
Series 2022-B, Class B, 5.72%, 8/16/32, Callable 4/15/26 @ 100(a) ............... 175 175
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 4/15/26 @ 100(a) ............... 108 108
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 4/15/26 @ 100(a) ............... 117 117
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 925 927
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 411 413
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 206 207
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 543 545
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 500 497
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 250 250
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 8/15/25 @ 100(a) .. 65 64
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 7/15/25 @ 100(a) ............................................ 600 588
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
11/15/25 @ 100 .................................................... 298 295
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26, Callable 12/20/25 @ 100(a) 1,000 1,005
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 961 964
Westlake Automobile Receivables Trust .......................................
Series 2020-3A, Class E, 3.34%, 6/15/26, Callable 8/15/24 @ 100(a) .............. 275 272
Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 9/15/25 @ 100(a) .............. 750 736
Series 2022-2A, Class A3, 3.75%, 4/15/26, Callable 4/15/26 @ 100(a) ............. 304 303
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 4/15/26 @ 100(a) .............. 400 397
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 8/15/26 @ 100(a) .............. 500 500
Series 2023-2A, Class C, 6.29%, 3/15/28, Callable 8/15/26 @ 100(a) .............. 500 500
Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2 (SOFR30A+83bps), 2/18/39(a)
(b) ............................................................. 750 750
Wheels SPV 2 LLC, Series 2021-1A, Class A, 5.71% (TSFR1M+39bps), 8/20/29, Callable
6/20/24 @ 100(a)(b) ................................................. 276 276
37,568
ABS Card (1.6%):
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............................. 1,000 1,003

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. $ 500 $ 500
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 762 764
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 318 320
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 500 485
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 500 495
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 308 308
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/26/28(a) .............. 1,000 1,000
4,875
ABS Other (6.3%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 1,500 1,359
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 191 186
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 405 386
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 370 369
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 438 439
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 2/15/27 @
100(a) ........................................................... 511 512
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 8/14/26 @ 100(a) .............. 812 813
Series 2023-2, Class A2, 6.28%, 4/14/32, Callable 9/14/27 @ 100(a) .............. 500 503
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 500 505
Conn's Receivables Funding LLC ...........................................
Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a) .............. 62 62
Series 2023-A, Class A, 8.01%, 1/17/28(a) ................................. 143 143
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 113 114
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 616 618
Dell Equipment Finance Trust, Series 2023-1, Class C, 6.22%, 9/22/28, Callable 9/22/25 @
100(a) ........................................................... 1,000 1,003
Dext ABS LLC ........................................................
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 2/15/27 @ 100(a) .............. 917 916
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 750 755
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 647 648
Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ....... 1,000 1,005
HPEFS Equipment Trust ..................................................
Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 9/20/24 @ 100(a) .............. 211 209
Series 2022-3A, Class A2, 5.26%, 8/20/29, Callable 4/20/26 @ 100(a) ............. 160 160
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 4/20/26 @ 100(a) .............. 735 737
Series 2023-2A, Class B, 6.25%, 1/21/31, Callable 10/20/26 @ 100(a) ............. 1,000 1,004
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 520 517
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30, Callable 6/15/27 @ 100(a) 658 659
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 293 246
NMEF Funding LLC ....................................................
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 9/15/26 @ 100(a) .............. 570 569
Series 2023-A, Class A2, 6.57%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 689 693
NP SPE II LLC ........................................................
Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 5/20/24 @ 100(a) ............ 112 107
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 5/19/24 @ 100(a) ............ 395 375
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 7/15/25 @ 100(a) .............. 50 50
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a) ............... 725 715
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a) .............. 600 545
SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28, Callable 12/20/25 @
100(a) ........................................................... 130 128
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 5/15/24
@ 100(a) ......................................................... 880 874

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... $ 694 $ 695
18,619
Total Asset-Backed Securities (Cost $61,256)
a
a
a
61,062
Collateralized Loan Obligations (3.0%)
Cash Flow CLO (3.0%):
CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.53% (TSFR3M+121bps), 10/24/30,
Callable 7/24/24 @ 100(a)(b) .......................................... 444 444
Golub Capital Partners CLO Ltd., Series 2019-40A, Class AR, 6.68% (TSFR3M+135bps),
1/25/32, Callable 7/25/24 @ 100(a)(b) .................................... 934 935
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 6.57%
(TSFR3M+126bps), 2/14/31, Callable 5/14/24 @ 100(a)(b) ..................... 750 750
Palmer Square Loan Funding Ltd. ...........................................
Series 2021-1A, Class A1, 6.49% (TSFR3M+116bps), 4/20/29, Callable 7/20/24 @
100(a)(b) ......................................................... 56 57
Series 2021-2A, Class A1, 6.38% (TSFR3M+106bps), 5/20/29, Callable 5/20/24 @
100(a)(b) ......................................................... 326 326
Series 2021-2A, Class A2, 6.83% (TSFR3M+151bps), 5/20/29, Callable 5/20/24 @
100(a)(b) ......................................................... 500 500
Series 2021-3A, Class A2, 6.99% (TSFR3M+166bps), 7/20/29, Callable 7/20/24 @
100(a)(b) ......................................................... 1,000 1,001
Series 2022-1A, Class A2, 6.93% (TSFR3M+160bps), 4/15/30, Callable 7/15/24 @
100(a)(b) ......................................................... 1,000 995
Series 2022-3A, Class A1BR, 6.73% (TSFR3M+140bps), 4/15/31, Callable 10/15/24 @
100(a)(b) ......................................................... 500 500
Series 2022-3A, Class BR, 7.33% (TSFR3M+200bps), 4/15/31, Callable 10/15/24 @
100(a)(b) ......................................................... 500 501
Series 2023-1A, Class A1, 7.02% (TSFR3M+170bps), 7/20/31, Callable 7/20/24 @
100(a)(b) ......................................................... 425 426
Series 2023-1A, Class A2, 7.82% (TSFR3M+250bps), 7/20/31, Callable 7/20/24 @
100(a)(b) ......................................................... 750 751
SOUND POINT CLO VIII-R Ltd., Series 2015-1RA, Class AR, 6.67% (TSFR3M+134bps),
4/15/30, Callable 7/15/24 @ 100(a)(b) .................................... 432 433
Stratus CLO Ltd., Series 2021-3A, Class B, 7.14% (TSFR3M+181bps), 12/29/29, Callable
7/20/24 @ 100(a)(b) ................................................. 822 822
Voya CLO Ltd., Series 2019-2A, Class AR, 6.52% (TSFR3M+120bps), 7/20/32, Callable
7/20/24 @ 100(a)(b) ................................................. 500 502
8,943
Total Collateralized Loan Obligations (Cost $8,940)
a
a
a
8,943
Collateralized Mortgage Obligations (10.7%)
Agency CMO Other (0.7%):
Government National Mortgage Association ....................................
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 479 479
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 493 487
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 489 485
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 727 727
2,178
Commercial MBS (10.0%):
Austin Fairmont Hotel Trust ...............................................
Series 2019-FAIR, Class B, 6.62% (TSFR1M+130bps), 9/15/32(a)(b) ............. 1,000 995
Series 2019-FAIR, Class C, 6.82% (TSFR1M+150bps), 9/15/32(a)(b) ............. 1,000 994
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY, Class B, 6.75% (TSFR1M+142bps), 11/15/34(a)(b)(c) .......... 1,000 291
Series 2020-BID, Class C, 9.08% (TSFR1M+375bps), 10/15/37(a)(b) ............. 1,470 1,437
BPR Trust ............................................................
Series 2022-OANA, Class B, 7.77% (TSFR1M+245bps), 4/15/37(a)(b) ............ 1,000 1,001

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
11
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-STAR, Class A, 8.55% (TSFR1M+323bps), 8/15/39(a)(b) ............. $ 1,250 $ 1,253
BX Commercial Mortgage Trust ............................................
Series 2021-CIP, Class B, 6.71% (TSFR1M+139bps), 12/15/38(a)(b) .............. 500 493
Series 2021-CIP, Class C, 6.91% (TSFR1M+159bps), 12/15/38(a)(b) .............. 1,000 983
Series 2021-RISE, Class B, 6.69% (TSFR1M+136bps), 11/15/36(a)(b) ............. 459 454
Series 2021-SOAR, Class B, 6.31% (TSFR1M+98bps), 6/15/38(a)(b) ............. 441 437
Series 2021-SOAR, Class C, 6.54% (TSFR1M+121bps), 6/15/38(a)(b) ............. 441 437
Series 2021-VINO, Class B, 6.29% (TSFR1M+97bps), 5/15/38(a)(b) .............. 721 714
Series 2021-VOLT, Class C, 6.54% (TSFR1M+121bps), 9/15/36(a)(b) ............. 750 738
Series 2021-XL2, Class C, 6.63% (TSFR1M+131bps), 10/15/38(a)(b) ............. 742 735
Series 2022-LBA6, Class B, 6.62% (TSFR1M+130bps), 1/15/39(a)(b) ............. 500 495
BX Mortgage Trust, Series 2021-PAC, Class C, 6.53% (TSFR1M+121bps), 10/15/36(a)(b) .. 1,000 979
BX Trust, Series 2022-LBA6, Class C, 6.92% (TSFR1M+160bps), 1/15/39(a)(b) ......... 1,000 988
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 6.66% (TSFR1M+134bps),
2/15/39(a)(b) ...................................................... 1,000 909
COMM Mortgage Trust ..................................................
Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(d) .......... 1,000 933
Series 2014-277P, Class C, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(d) .......... 334 285
Series 2019-521F, Class B, 6.57% (TSFR1M+125bps), 6/15/34(a)(b) .............. 1,500 1,340
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a) ............ 1,000 957
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (TSFR1M+149bps),
7/15/38(a)(b) ...................................................... 356 355
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(d) ........ 600 576
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ....... 969 705
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 750 725
HPLY Trust ...........................................................
Series 2019-HIT, Class A, 6.44% (TSFR1M+111bps), 11/15/36(a)(b) .............. 660 658
Series 2019-HIT, Class B, 6.79% (TSFR1M+146bps), 11/15/36(a)(b) .............. 1,125 1,112
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 6.49%
(TSFR1M+91bps), 4/15/38(a)(b) ........................................ 945 943
Life Mortgage Trust, Series 2021-BMR, Class B, 6.32% (TSFR1M+99bps), 3/15/38(a)(b) ... 983 966
Med Trust, Series 2021-MDLN, Class B, 6.89% (TSFR1M+156bps), 11/15/38(a)(b) ....... 995 990
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (TSFR1M+122bps),
4/15/38(a)(b) ...................................................... 839 833
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.74% (TSFR1M+141bps),
12/15/36(a)(b) ..................................................... 1,154 800
ONE Mortgage Trust, Series 2021-PARK, Class B, 6.39% (TSFR1M+106bps), 3/15/36(a)(b) . 1,000 955
One New York Plaza Trust, Series 2020-1NYP, Class A, 6.39% (TSFR1M+106bps), 1/15/36(a)
(b) ............................................................. 875 850
SMRT, Series 2022-MINI, Class B, 6.67% (TSFR1M+135bps), 1/15/39(a)(b) ............ 1,000 987
TTAN, Series 2021-MHC, Class B, 6.54% (TSFR1M+121bps), 3/15/38(a)(b) ............ 312 309
29,612
Total Collateralized Mortgage Obligations (Cost $33,665)
a
a
a
31,790
Senior Secured Loans (1.6%)
Consumer Discretionary (0.3%):
Gray Television, Inc., Term Loan E, First Lien, 7.83% (SOFR01M+250bps), 1/2/26(b) ..... 967 952
Financials (0.3%):
Delos Aircraft S.A.R.L, Term, First Lien, 7.30% (SOFR03M+200bps), 10/29/27(b) ........ 857 857
Health Care (0.3%):
DaVita, Inc., Tranche B-1 Term Facility, First Lien, 7.08% (SOFR01M+175bps), 8/12/26(b) . 992 992
Materials (0.7%):
Berry Global, Inc., Term Z Loans, First Lien, 7.07% (SOFR01M+175bps), 7/1/26(b) ....... 488 490
The Chemours Co., TLB, First Lien, 8.83% (SOFR01M+350bps), 8/18/28(b) ............ 1,479 1,477
1,967
Total Senior Secured Loans (Cost $4,761)
a
a
a
4,768

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
12
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Corporate Bonds (28.1%)
Communication Services (1.1%):
Charter Communications Operating LLC, 7.07%, 2/1/27, Callable 6/5/24 @ 100 .......... $ 1,000 $ 999
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 6/6/24 @ 100(a) ....................................... 690 685
TEGNA, Inc., 4.63%, 3/15/28, Callable 6/6/24 @ 101.16 .......................... 750 679
Verizon Communications, Inc., 6.14% (SOFRINDX+79bps), 3/20/26(b) ................ 837 841
3,204
Consumer Discretionary (0.7%):
Association of American Medical Colleges, 2.12%, 10/1/24 ......................... 1,000 981
Nissan Motor Acceptance Co. LLC, 2.00%, 3/9/26, Callable 2/9/26 @ 100(a) ............ 500 462
Tapestry, Inc., 7.05%, 11/27/25 ............................................. 750 761
2,204
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28,
Callable 6/6/24 @ 102.94(a) ........................................... 750 734
Energy (0.7%):
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,000 952
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 6/6/24 @ 100(a) .............. 1,000 989
1,941
Financials (18.9%):
Antares Holdings LP, 3.95%, 7/15/26, Callable 6/15/26 @ 100(a) ..................... 1,500 1,405
Ares Capital Corp.
3.25%, 7/15/25, Callable 6/15/25 @ 100 .................................. 500 482
3.88%, 1/15/26, Callable 12/15/25 @ 100 ................................. 1,000 963
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 882 881
Athene Global Funding
5.52%, 3/25/27(a) .................................................. 500 496
6.56% (SOFRINDX+121bps), 3/25/27(a)(b) ............................... 1,000 1,001
Aviation Capital Group LLC, 4.88%, 10/1/25, Callable 7/1/25 @ 100(a) ................ 1,000 981
Bank of America NA, 6.37% (SOFR+102bps), 8/18/26, Callable 7/17/26 @ 100(b) ........ 500 505
Blackstone Private Credit Fund, 7.05%, 9/29/25 ................................. 1,500 1,513
Blackstone Secured Lending Fund, 3.63%, 1/15/26, Callable 12/15/25 @ 100 ............ 1,000 955
Blue Owl Capital Corp., 3.75%, 7/22/25, Callable 6/22/25 @ 100 .................... 1,000 971
Blue Owl Credit Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 ............... 1,500 1,373
Capital One Financial Corp., 4.17% (SOFR+137bps), 5/9/25, Callable 5/9/24 @ 100(b) ..... 1,500 1,499
Citigroup, Inc.
5.99% (SOFR+67bps), 5/1/25(b) ........................................ 500 500
6.04% (SOFR+69bps), 1/25/26, Callable 1/25/25 @ 100(b) ..................... 1,000 1,001
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b) ........ 1,700 1,693
Corebridge Global Funding, 6.65% (SOFR+130bps), 9/25/26(a)(b) ................... 295 298
Credit Acceptance Corp.
6.63%, 3/15/26, Callable 5/17/24 @ 100(e) ................................ 500 498
9.25%, 12/15/28, Callable 12/15/25 @ 104.63(a) ............................ 429 455
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a) ....................... 1,500 1,480
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a) ..................... 1,500 1,499
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25, Callable 2/1/25 @ 100(a) ......... 1,250 1,239
Fifth Third Bank NA, 5.85% (SOFRINDX+123bps), 10/27/25, Callable 10/27/24 @ 100(b) .. 1,000 998
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 1/10/25 @ 100 .................................. 1,000 972
8.30% (SOFR+295bps), 3/6/26(b) ....................................... 500 517
FS KKR Capital Corp.
1.65%, 10/12/24 .................................................... 857 839
4.13%, 2/1/25, Callable 1/1/25 @ 100 .................................... 1,000 983
Fulton Financial Corp., 4.50%, 11/15/24 ...................................... 885 874
GA Global Funding Trust
5.85% (SOFR+50bps), 9/13/24(a)(b) ..................................... 1,000 1,000
6.71% (SOFR+136bps), 4/11/25(a)(b) .................................... 380 382
Glencore Funding LLC, 6.41% (SOFRINDX+106bps), 4/4/27(a)(b) ................... 1,000 1,000
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 500 479

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
13
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Hyundai Capital America, Inc., 6.39% (SOFR+104bps), 3/19/27(a)(b) ................. $ 1,000 $ 1,002
JPMorgan Chase & Co.
5.88% (SOFR+54bps), 6/1/25, Callable 5/1/25 @ 100(b) ....................... 500 500
6.11% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b)(e) ................... 1,000 1,000
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100 .......................... 1,450 1,430
KeyCorp., 3.88% (SOFRINDX+125bps), 5/23/25, MTN, Callable 2/23/25 @ 100(b) ....... 1,650 1,642
M&T Bank Corp., 5.75%, 10/1/24 ........................................... 1,000 985
Main Street Capital Corp., 5.20%, 5/1/24 ...................................... 1,000 1,000
Manufacturers & Traders Trust Co.
5.40%, 11/21/25, Callable 10/21/25 @ 100 ................................. 300 296
4.65%, 1/27/26, Callable 12/27/25 @ 100 ................................. 500 487
MassMutual Global Funding II, 6.09% (SOFR+74bps), 4/9/27(a)(b) .................. 750 751
Morgan Stanley, 6.36% (SOFR+102bps), 4/13/28, Callable 4/13/27 @ 100(b) ............ 1,000 1,005
National Securities Clearing Corp., 5.15%, 5/30/25(a) ............................. 750 747
New York Life Global Funding, 6.28% (SOFRINDX+93bps), 4/2/26(a)(b) .............. 750 757
Pacific Life Global Funding II, 5.97% (SOFR+62bps), 6/4/26(a)(b) ................... 100 100
Protective Life Global Funding, 5.21%, 4/14/26(a) ............................... 1,000 994
Reliance Standard Life Global Funding II, 5.24%, 2/2/26(a) ........................ 1,000 985
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a) ............. 500 473
Santander Holdings USA, Inc.
4.26% (SOFRINDX+138bps), 6/9/25, Callable 6/9/24 @ 100(b) ................. 665 663
5.81% (SOFR+233bps), 9/9/26, Callable 9/9/25 @ 100(b) ...................... 1,000 994
Sixth Street Specialty Lending, Inc., 2.50%, 8/1/26, Callable 7/1/26 @ 100 .............. 1,000 921
SLM Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100 ............................ 1,152 1,114
Starwood Property Trust, Inc.
3.75%, 12/31/24, Callable 9/30/24 @ 100(a) ............................... 1,050 1,031
3.63%, 7/15/26, Callable 1/15/26 @ 100(a) ................................ 500 463
State Street Corp., 5.10% (SOFR+113bps), 5/18/26, Callable 5/18/25 @ 100(b) .......... 1,000 994
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 752 742
The Charles Schwab Corp., 5.87% (SOFRINDX+52bps), 5/13/26, Callable 4/13/26 @ 100(b) 1,500 1,499
The Goldman Sachs Group, Inc., 5.84% (SOFR+49bps), 10/21/24, Callable 9/21/24 @ 100(b) 1,000 1,000
The Huntington National Bank
6.54% (SOFRINDX+119bps), 5/16/25, Callable 6/6/24 @ 100(b) ................ 500 500
5.70% (SOFR+122bps), 11/18/25, Callable 11/18/24 @ 100(b) .................. 1,350 1,342
Truist Financial Corp., 5.75% (SOFR+40bps), 6/9/25, Callable 6/9/24 @ 100(b) .......... 1,000 997
56,146
Health Care (0.2%):
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25 ........................ 670 629
Industrials (2.4%):
American Airlines Pass Through Trust
4.38%, 6/15/24(a) .................................................. 555 547
4.95%, 2/15/25 .................................................... 760 743
3.70%, 10/15/25 .................................................... 295 281
Concentrix Corp., 6.65%, 8/2/26, Callable 7/2/26 @ 100 ........................... 1,500 1,512
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 1,500 1,489
Regal Rexnord Corp., 6.05%, 2/15/26(a) ...................................... 1,000 1,001
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... 660 644
4.88%, 1/15/26 .................................................... 873 856
7,073
Real Estate (2.8%):
Brixmor Operating Partnership LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100 .............. 1,000 984
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 1,500 1,481
LXP Industrial Trust, 4.40%, 6/15/24, Callable 6/6/24 @ 100 ........................ 1,000 997
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/24, Callable 9/15/24 @ 100 ... 1,250 1,231
SBA Tower Trust, 2.84%, 1/15/25, Callable 6/6/24 @ 100(a) ........................ 1,000 978
VICI Properties LP/VICI Note Co., Inc.
3.50%, 2/15/25, Callable 5/17/24 @ 100(a) ................................ 1,000 982
4.63%, 6/15/25, Callable 3/15/25 @ 100(a) ................................ 500 492

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
14
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @
100(a) ........................................................... $ 1,250 $ 1,235
8,380
Utilities (1.0%):
FirstEnergy Pennsylvania Electric Co., 4.00%, 4/15/25(a) .......................... 1,500 1,471
NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/17/24 @ 100(a) ....................... 500 498
Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 5/17/24 @ 100(a) ................ 1,000 973
2,942
Total Corporate Bonds (Cost $83,378)
a
a
a
83,253
Yankee Dollars (19.3%)
Consumer Discretionary (0.7%):
International Game Technology PLC, 4.13%, 4/15/26, Callable 6/6/24 @ 101.03(a) ........ 1,030 992
Melco Resorts Finance Ltd., 5.25%, 4/26/26, Callable 6/6/24 @ 100(a) ................ 750 720
Nissan Motor Co. Ltd., 3.52%, 9/17/25, Callable 8/17/25 @ 100(a) ................... 416 401
2,113
Energy (0.8%):
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 6/6/24 @ 101.41(a) .......... 1,000 979
Petroleos Mexicanos, 4.25%, 1/15/25(e) ....................................... 1,000 982
TransCanada PipeLines Ltd., 6.87% (SOFRINDX+152bps), 3/9/26, Callable 5/22/24 @ 100(b) 500 500
2,461
Financials (14.3%):
ABN AMRO Bank NV
6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ................ 480 484
7.13% (SOFRINDX+178bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ............. 1,000 1,014
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 1,000 973
Banco Santander SA, 6.73% (SOFR+138bps), 3/14/28, Callable 3/14/27 @ 100(b) ........ 1,500 1,508
Bank of Montreal, 5.97% (SOFRINDX+62bps), 9/15/26(b) ......................... 1,500 1,498
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b) .................. 500 509
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ...................... 1,000 997
BBVA Bancomer SA, 5.35% (H15T5Y+300bps), 11/12/29, Callable 11/12/24 @ 100(a)(b) .. 500 494
BPCE SA
6.61% (SOFR+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ................ 500 506
7.33% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ............ 500 509
Canadian Imperial Bank of Commerce, 6.58% (SOFR+122bps), 10/2/26(b) ............. 1,000 1,011
Commonwealth Bank of Australia, 5.87% (SOFR+52bps), 6/15/26(a)(b) ............... 1,500 1,498
Credit Agricole SA, 6.64% (SOFR+129bps), 7/5/26(a)(b) .......................... 750 760
Danske Bank A/S
0.98%, 9/10/25, Callable 9/10/24 @ 100(a) ................................ 1,000 981
6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(b) ................ 500 502
Deutsche Bank AG
4.50%, 4/1/25(e) ................................................... 1,000 984
3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100(b) .................. 603 595
6.57% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) .................. 331 328
Element Fleet Management Corp., 6.27%, 6/26/26, Callable 5/26/26 @ 100(a) ........... 1,000 1,005
Enel Finance International NV, 6.80%, 10/14/25(a) ............................... 500 508
Federation des Caisses Desjardins du Quebec, 5.28% (SOFRINDX+109bps), 1/23/26, Callable
1/23/25 @ 100(a)(b) ................................................. 1,000 994
HSBC Holdings PLC
6.78% (SOFR+143bps), 3/10/26, Callable 3/10/25 @ 100(b) .................... 1,000 1,006
6.92% (SOFR+157bps), 8/14/27, Callable 8/14/26 @ 100(b) .................... 600 609
ING Groep NV
6.99% (SOFRINDX+164bps), 3/28/26, Callable 3/28/25 @ 100(b) ............... 500 505
6.36% (SOFRINDX+101bps), 4/1/27, Callable 4/1/26 @ 100(b) ................. 500 501
6.91% (SOFR+156bps), 9/11/27, Callable 9/11/26 @ 100(b) .................... 500 507

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
15
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Lloyds Banking Group PLC
3.51% (H15T1Y+160bps), 3/18/26, Callable 3/18/25 @ 100(b) .................. $ 750 $ 734
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b) .................... 500 501
6.91% (SOFRINDX+156bps), 8/7/27, Callable 8/7/26 @ 100(b) ................. 500 506
Macquarie Group Ltd., 6.06% (SOFR+71bps), 10/14/25, Callable 10/14/24 @ 100(a)(b) .... 1,500 1,498
Mitsubishi UFJ Financial Group, Inc., 6.29% (SOFR+94bps), 2/20/26, Callable 2/20/25 @
100(b) ........................................................... 1,185 1,188
Mizuho Financial Group, Inc., 6.31% (SOFR+96bps), 5/22/26, Callable 5/22/25 @ 100(b) ... 1,000 1,004
National Australia Bank Ltd., 6.00% (SOFR+65bps), 1/12/27(a)(b) ................... 1,250 1,251
Nationwide Building Society, 6.64% (SOFR+129bps), 2/16/28, Callable 2/16/27 @ 100(a)(b) 1,400 1,401
NatWest Markets PLC
6.80% (SOFR+145bps), 3/22/25(a)(b) .................................... 500 504
6.11% (SOFR+76bps), 9/29/26(a)(b) ..................................... 1,000 994
Nordea Bank Abp, 6.31% (SOFR+96bps), 6/6/25(a)(b) ............................ 500 503
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 1,000 967
Royal Bank of Canada
5.72% (SOFRINDX+36bps), 7/29/24(b) .................................. 1,000 1,000
5.94% (SOFRINDX+59bps), 11/2/26, MTN(b) .............................. 500 499
Santander UK Group Holdings PLC, 6.83% (SOFR+275bps), 11/21/26, Callable 11/21/25 @
100(b) ........................................................... 500 505
Societe Generale SA, 6.40% (SOFR+105bps), 1/21/26, Callable 1/21/25 @ 100(a)(b) ...... 1,700 1,701
Standard Chartered PLC
3.79% (US0003M+156bps), 5/21/25, Callable 5/21/24 @ 100(a)(b) ............... 351 351
7.78% (H15T1Y+310bps), 11/16/25, Callable 11/16/24 @ 100(a)(b) .............. 750 756
7.28% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................... 500 508
Sumitomo Mitsui Trust Bank Ltd., 5.79% (SOFR+44bps), 9/16/24(a)(b) ................ 1,000 1,000
The Bank of Nova Scotia, 5.90% (SOFRINDX+55bps), 3/2/26(b) .................... 1,250 1,248
The Toronto-Dominion Bank, 5.94% (SOFR+59bps), 9/10/26(b) ..................... 1,500 1,497
Westpac Banking Corp., 5.87% (SOFR+52bps), 6/3/26(b) .......................... 1,500 1,499
42,401
Industrials (1.2%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,037 1,012
Aircastle Ltd., 4.13%, 5/1/24 ............................................... 750 750
Avolon Holdings Funding Ltd., 5.50%, 1/15/26, Callable 12/15/25 @ 100(a) ............ 500 493
Element Fleet Management Corp., 5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ........... 500 497
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 900 832
3,584
Information Technology (0.3%):
SK Hynix, Inc., 6.25%, 1/17/26(a) ........................................... 750 753
Materials (1.7%):
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 6/6/24 @ 102.5(a) ................. 500 470
NOVA Chemicals Corp., 4.88%, 6/1/24(a) ..................................... 382 381
OCI NV, 4.63%, 10/15/25, Callable 6/6/24 @ 101.16(a) ........................... 1,504 1,467
POSCO, 2.50%, 1/17/25(a) ................................................ 510 498
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 1,000 988
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a) .............. 1,143 1,129
4,933
Utilities (0.3%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(f) ............................ 1,000 990
Total Yankee Dollars (Cost $57,284)
a
a
a
57,235
Municipal Bonds (0.4%)
California (0.2%):
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25 ....... 500 479
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.50%, 10/1/25 ..... 300 286

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
16
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue, 1.74%, 4/1/25 ...................... $ 255 $ 244
Total Municipal Bonds (Cost $1,055)
a
a
a
1,009
U.S. Government Agency Mortgages (1.4%)
Federal Home Loan Banks
5.50%, 8/21/25 .................................................... 1,000 997
5.60%, 7/17/26 .................................................... 575 573
5.55%, 8/28/26 .................................................... 500 498
5.00%, 4/2/27 ..................................................... 1,000 997
3,065
Federal Home Loan Mortgage Corporation
5.50%, 10/12/27 .................................................... 1,000 997
Total U.S. Government Agency Mortgages (Cost $4,072)
a
a
a
4,062
U.S. Treasury Obligations (3.2%)
U.S. Treasury Notes
3.00%, 6/30/24 .................................................... 1,000 996
3.00%, 7/31/24 .................................................... 1,000 994
4.63%, 9/15/26 .................................................... 750 744
4.00%, 1/15/27 .................................................... 1,000 977
4.13%, 9/30/27 .................................................... 2,250 2,200
4.00%, 2/29/28 .................................................... 2,000 1,944
4.00%, 6/30/28 .................................................... 1,000 971
4.63%, 9/30/28 .................................................... 750 746
Total U.S. Treasury Obligations (Cost $9,678)
a
a
a
9,572
Commercial Paper (11.4%)
Communication Services (1.0%):
Discovery Communications LLC, 5.85%, 5/1/24(a)(g) ............................ 3,000 3,000
Consumer Discretionary (0.6%):
AutoNation, Inc.
5.92%, 5/2/24(a)(g) ................................................. 1,000 1,000
5.95%, 5/8/24(a)(g) ................................................. 650 649
1,649
Consumer Staples (0.3%):
ConAgra Brands, Inc., 5.75%, 5/16/24(a)(g) .................................... 1,000 997
Energy (1.8%):
Marathon Oil Corp.
5.42%, 5/1/24(a)(g) ................................................. 1,000 1,000
5.43%, 5/3/24(a)(g) ................................................. 1,000 999
Ovintiv, Inc., 6.07%, 5/20/24(g) ............................................ 1,000 997
Targa Resources Corp.
5.80%, 5/1/24(a)(g) ................................................. 950 950
6.04%, 5/29/24(a)(g) ................................................ 1,500 1,493
5,439
Financials (1.3%):
Brookfield Corp. Treasury Ltd.
5.69%, 5/7/24(a)(g) ................................................. 1,000 999
5.71%, 5/20/24(a)(g) ................................................ 1,000 997

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
17
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Ovintiv Canada ULC, 6.07%, 5/20/24(g) ...................................... $ 2,000 $ 1,993
3,989
Industrials (1.4%):
Global Payments, Inc., 5.99%, 5/6/24(g) ...................................... 1,000 999
Stanley Black & Decker, Inc.
5.71%, 5/3/24(a)(g) ................................................. 1,000 999
5.72%, 5/7/24(a)(g) ................................................. 1,000 999
5.76%, 5/14/24(a)(g) ................................................ 1,000 998
3,995
Information Technology (1.3%):
Flex Ltd., 5.97%, 5/6/24(a)(g) .............................................. 1,000 999
Jabil, Inc.
5.97%, 5/9/24(a)(g) ................................................. 1,000 998
6.07%, 5/13/24(a)(g) ................................................ 500 499
5.98%, 5/16/24(a)(g) ................................................ 1,500 1,496
3,992
Materials (1.9%):
FMC Corp.
6.13%, 5/14/24(a)(g) ................................................ 500 499
6.13%, 5/15/24(a)(g) ................................................ 1,000 998
6.13%, 5/17/24(a)(g) ................................................ 1,000 997
6.13%, 5/20/24(a)(g) ................................................ 500 498
Glencore Funding LLC, 5.73%, 5/8/24(a)(g) .................................... 550 549
International Flavors Fragnance, 5.49%, 5/15/24(a)(g) ............................. 2,000 1,995
5,536
Utilities (1.8%):
Guadalupe Valley Electric Cooperative, Inc.
6.08%, 5/2/24(a)(g) ................................................. 2,500 2,499
6.07%, 5/8/24(a)(g) ................................................. 250 250
6.08%, 5/22/24(a)(g) ................................................ 250 249
5.89%, 6/5/24(a)(g) ................................................. 250 250
The AES Corp.
5.88%, 5/3/24(g) ................................................... 1,000 1,000
6.00%, 5/16/24(g) .................................................. 1,000 997
5,245
Total Commercial Paper (Cost $33,846)
a
a
a
33,842
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(h) ........ 193,033 193
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(h) ............ 193,033 193
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(h) ............... 193,033 193
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(h) . 193,033 193
Total Collateral for Securities Loaned (Cost $772)
a
a
a
772
Total Investments (Cost $298,707) — 100.0% 296,308
Other assets in excess of liabilities — 0.0%(i) 99
NET ASSETS - 100.00% $ 296,407
At April 30, 2024, the Fund's investments in foreign securities were 25.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of April 30, 2024, the fair value of these securities was
$187,221 (thousands) and amounted to 63.2% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2024.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2024.
(e) All or a portion of this security is on loan.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund
18
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Rate represents the effective yield at April 30, 2024.
(h) Rate disclosed is the daily yield on April 30, 2024.
(i) Amount represents less than 0.05% of net assets.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of April 30, 2024.
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of April 30, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of April 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of April 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of April 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of April 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of April 30, 2024.
ULC
—
Unlimited Liability Co.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of April 30, 2024, based on the last reset date of the security.

Statement of Assets and Liabilities
April 30, 2024
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Ultra
Short-Term Bond
Fund
Assets:
Investments, at value (Cost $298,707) $ 296,308(a)
Cash 1,246
Receivables:
Interest 1,758
Capital shares issued 662
From Adviser 4
Prepaid expenses 16
Total Assets 299,994
Liabilities:
Payables:
Collateral received on loaned securities 772
Distributions 20
Investments purchased 2,347
Capital shares redeemed 297
Accrued expenses and other payables:
Investment advisory fees 60
Administration fees 31
Custodian fees 4
Transfer agent fees 24
Compliance fees —(b)
12b-1 fees —(b)
Other accrued expenses 32
Total Liabilities 3,587
Commitments and contingencies (Note 4 )
Net Assets:
Capital 301,561
Total accumulated earnings (loss) (5,154)
Net Assets $ 296,407
Net Assets:
Fund Shares $ 152,686
Institutional Shares 129,978
Class A 315
Class R6 13,428
Total $ 296,407
Shares (unlimited number of shares authorized with no par value):
Fund Shares 15,249
Institutional Shares 12,981
Class A 32
Class R6 1,340
Total 29,602
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 10.01
Institutional Shares 10.01
Class A 10.02
Class R6 10.02
(a) Includes $752 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Ultra
Short-Term Bond
Fund
Investment Income:
Interest $ 17,935
Securities lending (net of fees) 32
Total Income 17,967
Expenses:
Investment advisory fees 847
Administration fees — Fund Shares 239
Administration fees — Institutional Shares 145
Administration fees — Class A — (a)
Administration fees — Class R6 5
Sub-Administration fees 25
12b-1 fees — Class A 1
Custodian fees 32
Transfer agent fees — Fund Shares 152
Transfer agent fees — Institutional Shares 153
Transfer agent fees — Class A — (a)
Transfer agent fees — Class R6 2
Trustees' fees 48
Compliance fees 3
Legal and audit fees 63
State registration and filing fees 104
Other expenses 59
Recoupment of prior expenses waived/reimbursed by Adviser 26
Total Expenses 1,904
Expenses waived/reimbursed by Adviser (42)
Net Expenses 1,862
Net Investment Income (Loss) 16,105
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 10
Net change in unrealized appreciation/depreciation on investment securities 3,354
Net realized/unrealized gains (losses) on investments 3,364
Change in net assets resulting from operations $ 19,469
(a) Rounds to less than $1 thousand.

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,105 $ 4,239 $ 5,870
Net realized gains (losses) 10 (294) (200)
Net change in unrealized appreciation/depreciation 3,354 1,897 (7,968)
Change in net assets resulting from operations 19,469 5,842 (2,298)
Distributions to Shareholders:
Fund Shares (8,100) (2,380) (3,697)
Institutional Shares (7,448) (1,788) (2,094)
Class A (13) (2) (15)
Class R6 (551) (74) (82)
Change in net assets resulting from distributions to shareholders (16,112) (4,244) (5,888)
Change in net assets resulting from capital transactions (21,471) 36,038 (7,704)
Change in net assets (18,114) 37,636 (15,890)
Net Assets:
Beginning of period 314,521 276,885 292,775
End of period $ 296,407 $ 314,521 $ 276,885
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 24,819 $ 6,792 $ 26,263
Distributions reinvested 7,899 2,312 3,566
Cost of shares redeemed (47,998) (13,174) (66,006)
Total Fund Shares $ (15,280) $ (4,070) $ (36,177)
Institutional Shares
Proceeds from shares issued $ 102,950 $ 50,702 $ 88,727
Distributions reinvested 7,338 1,786 2,091
Cost of shares redeemed (125,008) (11,990) (65,575)
Total Institutional Shares $ (14,720) $ 40,498 $ 25,243
Class A
Proceeds from shares issued $ 306 $ 30 $ 1,934
Distributions reinvested 11 1 1
Cost of shares redeemed (139) (30) (1,854)
Total Class A $ 178 $ 1 $ 81
Class R6
Proceeds from shares issued $ 9,735 $ 202 $ 4,293
Distributions reinvested 551 74 82
Cost of shares redeemed (1,935) (667) (1,226)
Total Class R6 $ 8,351 $ (391) $ 3,149
Change in net assets resulting from capital transactions $ (21,471) $ 36,038 $ (7,704)
Share Transactions:
Fund Shares
Issued 2,491 686 2,644
Reinvested 793 233 361
Redeemed (4,821) (1,330) (6,648)
Total Fund Shares (1,537) (411) (3,643)
Institutional Shares
Issued 10,360 5,119 8,886
Reinvested 737 180 212
Redeemed (12,561) (1,210) (6,615)
Total Institutional Shares (1,464) 4,089 2,483
Class A
Issued 31 3 196
Reinvested 1 — (b) — (b)
Redeemed (14) (3) (188)
Total Class A 18 — (b) 8
Class R6
Issued 981 20 435
Reinvested 55 7 8
Redeemed (195) (67) (124)
Total Class R6 841 (40) 319
Change in Shares (2,142) 3,638 (833)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
23
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Fund Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.91 $9.85 $10.12 $10.13 $10.05 $9.89
Investment Activities:
Net investment income (loss)(b) 0.51 0.14 0.19 0.09 0.20 0.27
Net realized and unrealized gains (losses) 0.10 0.06 (0.26) (0.01) 0.08 0.16
Total from Investment Activities 0.61 0.20 (0.07) 0.08 0.28 0.43
Distributions to Shareholders from:
Net investment income (0.51) (0.14) (0.20) (0.09) (0.20) (0.27)
Total Distributions (0.51) (0.14) (0.20) (0.09) (0.20) (0.27)
Net Asset Value, End of Period $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Total Return(c)(d) 6.28% 2.05% (0.68)% 0.80% 2.81% 4.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.62% 0.66% 0.63% 0.62% 0.60% 0.61%
Net Investment Income (Loss)(e) 5.09% 4.32% 1.96% 0.89% 2.01% 2.69%
Gross Expenses(e)(h) 0.62% 0.68% 0.63% 0.62% 0.60% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $152,686 $166,303 $169,400 $210,831 $212,503 $275,168
Portfolio Turnover(c)(i) 47% 15% 45% 57% 39% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Institutional Shares
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.91 $9.85 $10.12 $10.13 $10.05 $9.89
Investment Activities:
Net investment income (loss)(b) 0.51 0.15 0.20 0.10 0.19 0.27
Net realized and unrealized gains (losses) 0.10 0.05 (0.26) (0.01) 0.09 0.16
Total from Investment Activities 0.61 0.20 (0.06) 0.09 0.28 0.43
Distributions to Shareholders from:
Net investment income (0.51) (0.14) (0.21) (0.10) (0.20) (0.27)
Total Distributions (0.51) (0.14) (0.21) (0.10) (0.20) (0.27)
Net Asset Value, End of Period $10.01 $9.91 $9.85 $10.12 $10.13 $10.05
Total Return(c)(d) 6.33% 2.07% (0.62)% 0.87% 2.87% 4.43%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.57% 0.58% 0.57% 0.55% 0.56% 0.55%
Net Investment Income (Loss)(e) 5.14% 4.45% 2.03% 0.96% 1.86% 2.75%
Gross Expenses(e)(h) 0.58% 0.60% 0.67% 0.55% 0.63% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $129,978 $143,135 $102,043 $79,662 $56,042 $9,842
Portfolio Turnover(c)(i) 47% 15% 45% 57% 39% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class A
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
June 29,
2020(b)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.91 $9.85 $10.12 $10.13 $9.90
Investment Activities:
Net investment income (loss)(c) 0.49 0.13 0.27 0.07 0.07
Net realized and unrealized gains (losses) 0.10 0.06 (0.36) (0.01) 0.23
Total from Investment Activities 0.59 0.19 (0.09) 0.06 0.30
Distributions to Shareholders from:
Net investment income (0.48) (0.13) (0.18) (0.07) (0.07)
Total Distributions (0.48) (0.13) (0.18) (0.07) (0.07)
Net Asset Value, End of Period $10.02 $9.91 $9.85 $10.12 $10.13
Total Return (excludes sales charge)(d)(e) 6.09% 1.96% (0.91)% 0.57% 3.02%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.86% 0.92% 0.85% 0.85% 0.84%
Net Investment Income (Loss)(f) 4.90% 4.07% 2.77% 0.65% 1.32%
Gross Expenses(f)(i) 8.30% 11.79% 2.73% 14.86% 108.95%
Supplemental Data:
Net Assets at end of period (000's) $315 $135 $133 $59 $19
Portfolio Turnover(d)(j) 47% 15% 45% 57% 39%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning June 29, 2020, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Ultra Short-Term Bond Fund
Class R6
Year
Ended
April 30, 2024
Four Months
Ended
April 30,
2023(a)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.92 $9.86 $10.12 $10.13 $10.05 $9.88
Investment Activities:
Net investment income (loss)(b) 0.54 0.15 0.25 0.11 0.21 0.29
Net realized and unrealized gains (losses) 0.09 0.06 (0.30) (0.02) 0.09 0.17
Total from Investment Activities 0.63 0.21 (0.05) 0.09 0.30 0.46
Distributions to Shareholders from:
Net investment income (0.53) (0.15) (0.21) (0.10) (0.22) (0.29)
Total Distributions (0.53) (0.15) (0.21) (0.10) (0.22) (0.29)
Net Asset Value, End of Period $10.02 $9.92 $9.86 $10.12 $10.13 $10.05
Total Return(c)(d) 6.49% 2.12% (0.43)% 0.91% 3.02% 4.70%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.41% 0.44% 0.47% 0.48% 0.41% 0.39%
Net Investment Income (Loss)(e) 5.37% 4.53% 2.56% 1.09% 2.15% 2.92%
Gross Expenses(e)(h) 0.55% 0.83% 0.83% 0.49% 0.51% 0.80%
Supplemental Data:
Net Assets at end of period (000's) $13,428 $4,948 $5,309 $2,223 $7,648 $6,518
Portfolio Turnover(c)(i) 47% 15% 45% 57% 39% 59%
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from December 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
27
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Ultra Short-Term Bond Fund Ultra Short-Term Bond Fund Fund Shares, Institutional Shares,
Class A, and Class R6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
28
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Level 1 Level 2 Level 3 Total
Ultra Short-Term Bond Fund
Asset-Backed Securities ......................................... $ — $ 61,062 $ — $ 61,062
Collateralized Loan Obligations ................................... — 8,943 — 8,943
Collateralized Mortgage Obligations ................................ — 31,790 — 31,790
Corporate Bonds .............................................. — 83,253 — 83,253
Yankee Dollars ............................................... — 57,235 — 57,235
Municipal Bonds .............................................. — 1,009 — 1,009
U.S. Treasury Obligations ........................................ — 9,572 — 9,572
Commercial Paper ............................................. — 33,842 — 33,842
Senior Secured Loans ........................................... — 4,768 — 4,768
U.S. Government Agency Mortgages ................................ — 4,062 — 4,062
Collateral for Securities Loaned ................................... 772 — — 772
Total ....................................................... $ 772 $ 295,536 $ — $ 296,308

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
29
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Leveraged Loans:
The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the
Secured Overnight Financing Rate (“SOFR”) and a “spread” above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater “spread”
over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Ultra Short-Term Bond Fund ......................................... $ 752 $ — $ 772

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
30
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of the largest funds within the Lipper Ultra Short Obligations Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Ultra Short-Term Bond Fund ........................................ $ 106,968 $ 129,489 $ 20,894 $ 10,023
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
31
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended April 30, 2024, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance
Ultra Short-Term Bond Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ 54 $ 35 $ —(a) $ 2
as annual % rate 0.03% 0.02% 0.01% 0.02%
(a) Rounds to less than $1 thousand.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of the largest funds within the Lipper Ultra Short Obligations Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded
to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Ultra Short-Term Bond Fund ........................................ $ 106,968 $ 129,489 $ 20,894 $ 10,023
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
32
adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024.
For the year ended April 30, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by December 31, 2024.
** Amount expires by December 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may
In effect until August 31, 2024
Fund Shares Institutional Shares Class A Class R6
Ultra Short-Term Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60% 0.55% 0.85% 0.39%
Amount
Ultra Short-Term Bond Fund ............................................................................. $ 26
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Ultra Short-Term Bond Fund ................................. $ 6 $ 114 $ 19 $ 42 $ 181

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
33
change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended April 30, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
34
* Effective April 30, 2023, the Fund's fiscal year end changed from December 31 to April 30.
As of April 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of April 30, 2024, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Ultra Short-Term Bond Fund ................................................................ $ 16,112 $ 16,112
Four Months Ended April 30, 2023*
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Ultra Short-Term Bond Fund ................................................................ $ 4,244 $ 4,244
Year Ended December 31, 2022
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Ultra Short-Term Bond Fund ................................................................ $ 5,888 $ 5,888
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Ultra Short-Term Bond Fund .......... $ 1,406 $ (1,360) $ 46 $ (2,801) $ (2,399) $ (5,154)
Short-Term
Amount
Long-Term
Amount Total
Ultra Short-Term Bond Fund .............................................. $ (1,723) $ (1,078) $ (2,801)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Ultra Short-Term Bond Fund ............................ $ 298,707 $ 979 $ (3,378) $ (2,399)

35
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Ultra Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Ultra Short-Term Bond Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 1, 2023 through
April 30, 2023 and the year ended December 31, 2022, the financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended December 31, 2022, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from January 1, 2023 through April 30, 2023 and the year ended December 31, 2022, and its financial highlights for the year then ended and the period from January 1, 2023 through April 30, 2023 and each of the four years in the period ended
December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
36
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
37
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
38
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
39
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Ultra Short-Term Bond Fund
Fund Shares ............................ $ 1,000.00 $ 1,038.10 $ 1,021.93 $ 2.99 $ 2.97 0.59%
Institutional Shares ....................... 1,000.00 1,038.20 1,022.03 2.89 2.87 0.57%
Class A ............................... 1,000.00 1,037.60 1,020.69 4.26 4.22 0.84%
Class R6 .............................. 1,000.00 1,039.00 1,022.82 2.08 2.06 0.41%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
40
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
41
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Ultra Short-Term Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
42
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the median of its expense group and its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the median of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2023.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
43
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
44
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
45
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
46
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
47
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
94420-0624

April 30, 2024
Annual Report
Victory Value Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Shareholder Letter (Unaudited) 2
Manager’s Commentary (Unaudited) 3
Investment Overview (Unaudited) 5
Investment Objective and Portfolio Holdings (Unaudited) 6
Schedule of Portfolio Investments 7
Financial Statements
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
15
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 25
Supplemental Information (Unaudited)
Trustee and Officer Information
26
Proxy Voting and Portfolio Holdings Information
29
Expense Examples
29
Additional Federal Income Tax Information
30
Advisory Contract Approval
31
Liquidity Risk Management Program
34
Privacy Policy
35

2
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Wall Street loves a good cliché, but the notion that “bull markets climb a wall of worry” certainly seems to fit. Coming off a challenging year of volatility and steep drawdowns in 2022, financial markets rebounded smartly in 2023. Although there were plenty of headwinds and ample reasons to worry, the equity market brushed aside apprehensions and rallied throughout our most recent annual reporting period ending April 30, 2024.
Of course, it wasn’t smooth sailing the entire year, and there were a few periods when investor sentiment soured. Thinking back to the beginning of our annual reporting period, the markets were recovering from some unusual turmoil in the banking sector and the collapse of a few large regional banks. Fortunately, the U.S. Federal Reserve (the “Fed”) took quick action to restore confidence in the banking system, which calmed financial markets and allowed stocks to continue moving higher.
Throughout the past year, inflation and monetary policy were among the top factors influencing market direction. As inflation data finally began to cool, the Fed paused its long series of aggressive rate hikes following its final two quarter-point increases in May and July of 2023. Naturally, markets cheered this and moved higher into the spring and early summer.
As we moved into the fall, however, equities reversed course. Investors began wondering if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession. Ironically, good news on the economy had become bad news on the interest-rate outlook. Many stocks struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly had become the Fed’s new mantra. Fixed income markets were also challenged by rising yields, which in retrospect were peaking for the year. Some economists were predicting an imminent recession.
Fortunately, the recession chatter was premature, and equities once again brushed off any worries. And as the calendar year turned, the strong rally continued as the Standard and Poor’s 500 Index (“S&P 500
®
”) logged a new all-time high during the
reporting period. Indeed, the performance of equities during the first quarter of 2024 was impressive by any measure, and perhaps even more so considering yields began moving higher as expectations for rate cuts were being tempered.
So how should we evaluate the entirety of the past year? From our vantage, the past 12-months have been a near-best-case scenario after a period of tumult. The economy proved resilient. On the whole, corporate earnings have remained relatively strong. Labor markets eased. And most measures of inflation moderated, even if the Fed appears a tad uncomfortable with current levels. Heightened geopolitical issues, wars in the Middle East and Eastern Europe, and rising energy prices also failed to derail the stock market rally. Indeed, the market climbed that wall of worry.
Looking at the numbers, the S&P 500
®
, the bell-weather proxy for our domestic stock market, delivered an impressive total return of 22.66% for our annual reporting period. Fixed income performance was more muted and mixed, depending on the asset class.
The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of -1.47% during the 12-month reporting period.
Although financial markets appear relatively optimistic at the moment, we all know that sentiment will inevitably change. That’s why we think it is important to stay even-keeled and unemotional. In other words, we believe it is best to remain calm in the face of any adversity, but also resist unbridled optimism when markets rally strongly. In our view, the best approach is to understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and stick to your long-
term plan. We still believe that’s the best formula for success.
On the following pages you will find information relating to your Victory Mutual Fund. If you have any questions, we encourage you to contact our Investment Specialist. Call 800-235-8396, or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
Thomas Dusenberry
President,
Victory Funds

3
Victory Value Fund
Manager’s Commentary
(Unaudited)
What were the market conditions during the reporting period?
The reporting period began with the tech sector and other growth-oriented stocks—especially large-cap tech—moving sharply higher. Value-oriented equities also enjoyed positive results, though their gains were much more subdued during the quarter and the first half of the year by comparison. Investors cheered the notion that the U.S. Federal Reserve (the “Fed”) would finally pause its long streak of consecutive rate hikes. After raising the federal funds rate by yet another 25 basis points (a basis point is 1/100th of a percentage point) in May 2023, the Fed has taken a breather, thanks largely to signs that inflation is cooling. All this fueled stocks, especially growth-oriented stocks that tend to struggle in an environment of rising interest rates (and higher capital costs).
Strong labor markets and resilient consumer spending—both of which continued to surprise economists during the second quarter of 2023— have also pushed stocks higher while diminishing any near-term talk of recession.
The strong equity market rally enjoyed during the first half of 2023 did not continue in the third quarter. Although the quarter began on a strong note with many companies exceeding earnings expectations and most sectors moving higher in July, the momentum reversed as summer progressed. Was this simply the market taking a breather after a strong run? There were several factors that conspired to undermine the rally and investor sentiment. Many investors became concerned that continued strong labor markets—normally a good thing for the economy—would keep wages (and by extension, inflation) elevated. The Fed certainly noticed the labor data and pledged to remain vigilant in the inflation fight. As the third quarter progressed, the market struggled with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra.
After a rocky start to the fourth quarter, financial markets found their footing and coasted into year-end in what could only be described as a festive mood. October was a difficult month with both stock and bond markets facing severe headwinds. Chief among these was the notion that the Fed was not yet finished with its aggressive rate-hike campaign. Bond prices were under pressure as the 10-year Treasury yield climbed and hovered around 5%, its highest level of the year. More importantly, this was widely interpreted as a warning sign of future economic growth. In fact, many pundits were expecting an imminent recession, and stocks declined early in the fourth quarter to reflect that possibility. Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. Taming inflation has been the Fed’s primary focus, and although it remained above the stated 2% target late in the year, it was trending in the right direction and far below peak levels. This gave the Fed the leeway to back off—and likely end—the historic rate-hike campaign.
The stock market’s strong momentum from year-end continued unimpeded into the first three months of 2024. In terms of investment styles, both Value- and Growth-oriented equities participated in the impressive rally. Once again, the largest companies seemed to lead the rally, but small- and mid-cap companies delivered solid returns too. The performance of equities during the first quarter was impressive by any measure, and perhaps even more so considering that yields also moved higher. Many market participants had been expecting the Fed to become more accommodative in 2024, and this was largely the catalyst for the strong stock market rally late last year. However, with continued solid economic data, robust job growth, and uncomfortably high measures of inflation, expectations for rate cuts changed slightly over the past several months. Wars in the Middle East and
Eastern Europe continue, as do ongoing disputes with the world’s second largest economy (China). Rising energy prices and their impact on inflation might also worry equity investors. Nevertheless, stocks were nothing short of resilient during the first quarter.
The second quarter began with a pullback, as equities and bonds struggled. While rate cuts are still anticipated, the expectations for the number of rate cuts in 2024 continued to move lower. One of the primary factors for the pause in cuts is inflation possibly sticking around longer than originally anticipated.
How did the Victory Value Fund (the “Fund”) perform during the reporting period?
The Fund has two share classes: Fund Shares and Institutional Shares. For the reporting period ended April 30, 2024, the Fund
Shares and Institutional Shares had total returns of 17.78% and 17.90%, respectively. This compares to returns of 13.42% for the Russell 1000
®
Value Index (the “Index”), 18.17% for the Lipper Large-Cap Value Funds Index, and 16.15% for the Lipper
Multi-Cap Value Funds Index.

4
Victory Value Fund
Manager’s Commentary (continued)
(Unaudited)
What strategies did you employ during the reporting period?
For the reporting period, the Fund outperformed the Index as stock selection contributed to performance while sector allocation detracted from performance versus the Index. Stock selection in utilities was a positive contributor while stock selection in materials was a detractor. A slight overweight to industrials helped performance while an overweight to health care hurt performance.
Thank you for allowing us to assist you with your investment needs.

5
Victory Value Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Value Fund — Growth of $10,000
1
The unmanaged Russell 1000
®
Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index companies
with lower price-to-book ratios and lower forecasted growth rates. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Lipper Large-Cap Value Funds Index tracks the total return performance of funds within the Lipper Large-Cap Value Funds category.
This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of funds within the Lipper Multi-Cap Value Funds category.
This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended April 30, 2024
Fund
Shares
Institutional
Shares
INCEPTION DATE 8/3/01 8/1/08
Net Asset
Value
Net Asset
Value
Russell 1000
®
Value Index
1
Lipper Large-Cap
Value Funds
Index
2
Lipper Multi-Cap
Value Funds
Index
3
One Year 17.78% 17.90% 13.42% 18.17% 16.15%
Five Year 8.73% 8.81% 8.60% 10.30% 9.20%
Ten Year 7.78% 7.87% 8.43% 9.41% 7.92%

6
Victory Portfolios III
Victory Value Fund
April 30, 2024
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term growth of capital.
Top 10 Holdings*:
April 30, 2024
(% of Net Assets)
Top Sectors*:
April 30, 2024
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
JPMorgan Chase & Co.
2.5%
Merck & Co., Inc.
2.2%
The Goldman Sachs Group, Inc.
2.1%
Alphabet, Inc., Class A
2.0%
The Cigna Group
1.6%
Citigroup, Inc.
1.5%
Vistra Corp.
1.5%
Keurig Dr. Pepper, Inc.
1.4%
Fairfax Financial Holdings Ltd.
1.4%
Everest Group Ltd.
1.4%
Financials
22.6%
Industrials
15.5%
Health Care
15.3%
Information Technology
11.0%
Consumer Staples
6.9%
Energy
6.6%
Communication Services
5.4%
Materials
4.7%
Consumer Discretionary
3.9%
Utilities
3.7%

Schedule of Portfolio Investments
April 30, 2024
Victory Portfolios III
Victory Value Fund
7
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Communication Services (5.4%):
Alphabet, Inc., Class A(a) ................................................. 156,333 $ 25,448
AT&T, Inc. ........................................................... 259,303 4,379
Comcast Corp., Class A .................................................. 142,080 5,415
Match Group, Inc.(a) .................................................... 85,580 2,637
Meta Platforms, Inc., Class A .............................................. 7,751 3,334
Nexstar Media Group, Inc. ................................................ 12,562 2,011
Take-Two Interactive Software, Inc.(a) ........................................ 40,800 5,827
TKO Group Holdings, Inc. ................................................ 137,100 12,979
Verizon Communications, Inc. .............................................. 148,215 5,853
67,883
Consumer Discretionary (3.9%):
AutoNation, Inc.(a) ..................................................... 21,819 3,516
Ford Motor Co. ........................................................ 228,294 2,774
LKQ Corp. ........................................................... 283,795 12,240
Lowe's Cos., Inc. ....................................................... 24,637 5,617
Mattel, Inc.(a) ......................................................... 333,400 6,108
PulteGroup, Inc. ........................................................ 52,438 5,843
Tapestry, Inc. .......................................................... 55,176 2,203
The Home Depot, Inc. ................................................... 17,585 5,877
Ulta Beauty, Inc.(a) ..................................................... 6,347 2,569
Yum! Brands, Inc. ...................................................... 17,502 2,472
49,219
Consumer Staples (6.9%):
Altria Group, Inc. ....................................................... 142,258 6,232
Archer-Daniels-Midland Co. ............................................... 64,259 3,769
Colgate-Palmolive Co. ................................................... 75,178 6,910
Keurig Dr. Pepper, Inc. ................................................... 537,492 18,114
Mondelez International, Inc., Class A ......................................... 167,200 12,028
Philip Morris International, Inc. ............................................. 77,050 7,315
Sysco Corp. ........................................................... 41,114 3,056
Target Corp. .......................................................... 17,235 2,775
The Kroger Co. ........................................................ 88,311 4,891
The Procter & Gamble Co. ................................................ 49,886 8,141
U.S. Foods Holding Corp.(a) ............................................... 259,000 13,015
86,246
Energy (6.6%):
APA Corp. ............................................................ 108,996 3,427
Chevron Corp. ......................................................... 54,400 8,773
ConocoPhillips ........................................................ 23,084 2,900
Devon Energy Corp. ..................................................... 128,800 6,592
Enterprise Products Partners LP ............................................. 393,424 11,047
EOG Resources, Inc. .................................................... 31,197 4,122
Exxon Mobil Corp. ..................................................... 137,568 16,270
Marathon Oil Corp. ..................................................... 574,418 15,423
Marathon Petroleum Corp. ................................................ 37,743 6,859
Valero Energy Corp. ..................................................... 43,222 6,910
82,323
Financials (22.6%):
Affiliated Managers Group, Inc. ............................................ 31,641 4,939
American Express Co. ................................................... 42,362 9,914
American Financial Group, Inc. ............................................. 18,691 2,388
American International Group, Inc. .......................................... 86,149 6,488
Ameriprise Financial, Inc. ................................................. 19,762 8,138
Bank OZK ............................................................ 68,053 3,039
Capital One Financial Corp. ............................................... 44,833 6,430
Cboe Global Markets, Inc. ................................................ 45,900 8,315
Cincinnati Financial Corp. ................................................ 32,269 3,733
Citigroup, Inc. ......................................................... 314,200 19,270

Victory Portfolios III
Victory Value Fund
8
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Corebridge Financial, Inc.(b) ............................................... 77,370 $ 2,055
Credit Acceptance Corp.(a) ................................................ 4,655 2,391
East West Bancorp, Inc. .................................................. 80,441 5,992
Evercore, Inc. ......................................................... 35,674 6,475
Everest Group Ltd. ...................................................... 46,621 17,082
Fairfax Financial Holdings Ltd. ............................................. 15,900 17,289
Fidelity National Financial, Inc. ............................................ 145,512 7,203
Franklin Resources, Inc. .................................................. 173,323 3,959
JPMorgan Chase & Co. .................................................. 161,105 30,890
M&T Bank Corp. ....................................................... 22,428 3,238
Mastercard, Inc., Class A ................................................. 10,045 4,532
MetLife, Inc. .......................................................... 63,660 4,525
MGIC Investment Corp. .................................................. 197,148 3,998
PayPal Holdings, Inc.(a) .................................................. 33,386 2,268
Popular, Inc. .......................................................... 55,794 4,742
Primerica, Inc. ......................................................... 10,343 2,191
Regions Financial Corp. .................................................. 308,232 5,940
SEI Investments Co. ..................................................... 94,611 6,240
Synchrony Financial ..................................................... 154,138 6,779
T. Rowe Price Group, Inc. ................................................. 45,339 4,968
The Goldman Sachs Group, Inc. ............................................ 62,237 26,557
The Hartford Financial Services Group, Inc. .................................... 50,442 4,887
The PNC Financial Services Group, Inc. ...................................... 75,200 11,525
The Progressive Corp. ................................................... 79,800 16,618
Visa, Inc., Class A ...................................................... 14,802 3,976
W.R. Berkley Corp. ..................................................... 56,384 4,340
283,314
Health Care (15.3%):
AbbVie, Inc. .......................................................... 100,431 16,334
Agilent Technologies, Inc. ................................................. 32,250 4,420
Biogen, Inc.(a) ......................................................... 10,469 2,249
Bristol-Myers Squibb Co. ................................................. 97,561 4,287
Centene Corp.(a) ....................................................... 50,305 3,675
CVS Health Corp. ...................................................... 66,686 4,515
Elevance Health, Inc. .................................................... 12,364 6,535
GE HealthCare Technologies, Inc. ........................................... 65,800 5,017
Gilead Sciences, Inc. .................................................... 114,304 7,453
Hologic, Inc.(a) ........................................................ 43,408 3,289
Humana, Inc. .......................................................... 18,519 5,594
IDEXX Laboratories, Inc.(a) ............................................... 2,020 995
Johnson & Johnson ..................................................... 112,472 16,262
Laboratory Corp. of America Holdings ........................................ 12,959 2,610
McKesson Corp. ....................................................... 16,000 8,595
Medtronic PLC ........................................................ 178,544 14,326
Merck & Co., Inc. ...................................................... 210,577 27,211
Molina Healthcare, Inc.(a) ................................................ 8,051 2,754
Pfizer, Inc. ............................................................ 177,122 4,538
Quest Diagnostics, Inc. ................................................... 24,945 3,447
Regeneron Pharmaceuticals, Inc.(a) .......................................... 2,141 1,907
Royalty Pharma PLC, Class A .............................................. 127,695 3,537
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 421,100 5,917
The Cigna Group ....................................................... 57,053 20,370
United Therapeutics Corp.(a) .............................................. 12,950 3,035
UnitedHealth Group, Inc. ................................................. 25,723 12,442
191,314
Industrials (15.5%):
3M Co. .............................................................. 61,835 5,968
Advanced Drainage Systems, Inc. ........................................... 25,481 4,001
Builders FirstSource, Inc.(a) ............................................... 42,730 7,812
CACI International, Inc., Class A(a) ......................................... 5,842 2,350
Caterpillar, Inc. ........................................................ 18,495 6,188

Victory Portfolios III
Victory Value Fund
9
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Cintas Corp. .......................................................... 9,073 $ 5,973
Cummins, Inc. ......................................................... 20,295 5,733
Expeditors International of Washington, Inc. .................................... 34,514 3,842
Fastenal Co. ........................................................... 46,635 3,168
FedEx Corp. .......................................................... 53,059 13,890
General Dynamics Corp. .................................................. 38,000 10,909
Honeywell International, Inc. .............................................. 12,669 2,442
Johnson Controls International PLC .......................................... 134,400 8,745
Leidos Holdings, Inc. .................................................... 102,200 14,331
Lockheed Martin Corp. ................................................... 6,609 3,073
ManpowerGroup, Inc. ................................................... 49,276 3,718
Masco Corp. .......................................................... 77,463 5,302
MSC Industrial Direct Co., Inc. ............................................. 52,394 4,780
Oshkosh Corp. ......................................................... 28,195 3,166
Otis Worldwide Corp. .................................................... 69,621 6,349
Owens Corning ........................................................ 36,064 6,066
PACCAR, Inc. ......................................................... 72,650 7,709
Parker-Hannifin Corp. ................................................... 15,100 8,228
RTX Corp. ............................................................ 103,567 10,514
Sensata Technologies Holding PLC .......................................... 256,200 9,815
SS&C Technologies Holdings, Inc. .......................................... 189,100 11,703
The Timken Co. ........................................................ 54,676 4,878
Union Pacific Corp. ..................................................... 9,844 2,335
United Parcel Service, Inc., Class B .......................................... 27,127 4,001
United Rentals, Inc. ..................................................... 5,063 3,382
W.W. Grainger, Inc. ..................................................... 3,624 3,339
193,710
Information Technology (11.0%):
Accenture PLC, Class A .................................................. 11,773 3,543
Adobe, Inc.(a) ......................................................... 5,981 2,768
Amdocs Ltd. .......................................................... 48,750 4,095
Amphenol Corp., Class A ................................................. 96,900 11,703
Analog Devices, Inc. .................................................... 47,700 9,569
Applied Materials, Inc. ................................................... 80,619 16,015
Autodesk, Inc.(a) ....................................................... 11,185 2,381
Cisco Systems, Inc. ..................................................... 170,566 8,013
Cognizant Technology Solutions Corp., Class A ................................. 59,077 3,880
Corpay, Inc.(a) ......................................................... 35,100 10,605
DocuSign, Inc.(a) ....................................................... 62,765 3,553
Dropbox, Inc., Class A(a) ................................................. 151,897 3,518
International Business Machines Corp. ........................................ 19,702 3,274
Microchip Technology, Inc. ................................................ 36,604 3,367
NetApp, Inc. .......................................................... 70,844 7,241
Qorvo, Inc.(a) ......................................................... 29,023 3,391
QUALCOMM, Inc. ..................................................... 45,188 7,494
Salesforce, Inc. ........................................................ 28,200 7,584
Skyworks Solutions, Inc. ................................................. 41,760 4,451
Teradata Corp.(a) ....................................................... 58,010 2,152
VeriSign, Inc.(a) ........................................................ 30,167 5,113
Zebra Technologies Corp.(a) ............................................... 31,500 9,909
Zoom Video Communications, Inc., Class A(a) .................................. 57,962 3,541
137,160
Materials (4.7%):
CF Industries Holdings, Inc. ............................................... 68,756 5,430
Cleveland-Cliffs, Inc.(a) .................................................. 151,693 2,564
Dow, Inc. ............................................................ 90,058 5,124
Louisiana-Pacific Corp. .................................................. 50,857 3,722
LyondellBasell Industries NV, Class A ........................................ 46,875 4,686
Nucor Corp. ........................................................... 36,984 6,233
Olin Corp. ............................................................ 112,663 5,890
PPG Industries, Inc. ..................................................... 61,700 7,959

Victory Portfolios III
Victory Value Fund
10
Schedule of Portfolio Investments — continued
April 30, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sealed Air Corp. ....................................................... 278,529 $ 8,768
Steel Dynamics, Inc. ..................................................... 44,966 5,851
The Mosaic Co. ........................................................ 99,384 3,120
59,347
Real Estate (3.4%):
Alexandria Real Estate Equities, Inc. ......................................... 25,974 3,010
AvalonBay Communities, Inc. .............................................. 23,227 4,403
Brixmor Property Group, Inc. .............................................. 125,478 2,773
Equity LifeStyle Properties, Inc. ............................................ 129,300 7,795
Healthpeak Properties, Inc. ................................................ 200,190 3,726
Invitation Homes, Inc. ................................................... 238,300 8,150
Prologis, Inc. .......................................................... 52,543 5,362
Realty Income Corp. .................................................... 52,723 2,823
VICI Properties, Inc. .................................................... 145,962 4,167
42,209
Utilities (3.7%):
DTE Energy Co. ....................................................... 38,718 4,271
Duke Energy Corp. ...................................................... 34,800 3,419
Evergy, Inc. ........................................................... 74,628 3,914
Exelon Corp. .......................................................... 274,300 10,308
National Fuel Gas Co. ................................................... 54,905 2,916
NRG Energy, Inc. ....................................................... 39,280 2,855
Vistra Corp. ........................................................... 253,024 19,190
46,873
Total Common Stocks (Cost $1,017,023)
a
a
a
1,239,598
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 526,598 526
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(c) ............ 526,598 526
Invesco Government & Agency Portfolio, Institutional Shares, 5.23%(c) ............... 526,598 527
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 526,598 527
Total Collateral for Securities Loaned (Cost $2,106)
a
a
a
2,106
Total Investments (Cost $1,019,129) — 99.2% 1,241,704
Other assets in excess of liabilities — 0.8% 9,423
NET ASSETS - 100.00% $ 1,251,127
At April 30, 2024, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on April 30, 2024.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
April 30, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Value Fund
Assets:
Investments, at value (Cost $1,019,129) $ 1,241,704(a)
Cash 6,475
Receivables:
Interest and dividends 1,124
Capital shares issued 62
Investments sold 5,148
From Adviser 14
Prepaid expenses 25
Total Assets 1,254,552
Liabilities:
Payables:
Collateral received on loaned securities 2,106
Capital shares redeemed 279
Accrued expenses and other payables:
Investment advisory fees 714
Administration fees 136
Custodian fees 9
Transfer agent fees 105
Compliance fees 1
Trustees' fees 2
Other accrued expenses 73
Total Liabilities 3,425
Commitments and contingencies (Note 4 )
Net Assets:
Capital 948,766
Total accumulated earnings (loss) 302,361
Net Assets $ 1,251,127
Net Assets:
Fund Shares $ 771,747
Institutional Shares 479,380
Total $ 1,251,127
Shares (unlimited number of shares authorized with no par value):
Fund Shares 39,552
Institutional Shares 24,551
Total 64,103
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 19.51
Institutional Shares 19.53
(a) Includes $2,034 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended April 30, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Value Fund
Investment Income:
Dividends $ 26,941
Interest 601
Securities lending (net of fees) 27
Foreign tax withholding (73)
Total Income 27,496
Expenses:
Investment advisory fees 7,864
Administration fees — Fund Shares 1,109
Administration fees — Institutional Shares 456
Administration fees — Class A 1(a )
Sub-Administration fees 40
12b-1 fees — Class A 2(a )
Custodian fees 55
Transfer agent fees — Fund Shares 734
Transfer agent fees — Institutional Shares 479
Transfer agent fees — Class A 1(a )
Trustees' fees 49
Compliance fees 11
Legal and audit fees 86
State registration and filing fees 55
Interfund lending fees 2
Other expenses 83
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 11,028
Expenses waived/reimbursed by Adviser (46)
Net Expenses 10,982
Net Investment Income (Loss) 16,514
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 93,018
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 88,848
Net realized/unrealized gains (losses) on investments 181,866
Change in net assets resulting from operations $ 198,380
(a) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Value Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,514 $ 12,276 $ 14,966
Net realized gains (losses) 93,018 (10,850) 122,544
Net change in unrealized appreciation/depreciation 88,848 18,614 (125,131)
Change in net assets resulting from operations 198,380 20,040 12,379
Distributions to Shareholders:
Fund Shares (9,127) (55,837) (48,312)
Institutional Shares (5,989) (31,668) (23,853)
Class A (13)(b) (8) (6)
Change in net assets resulting from distributions to shareholders (15,129) (87,513) (72,171)
Change in net assets resulting from capital transactions (98,773) 114,104 73,080
Change in net assets 84,478 46,631 13,288
Net Assets:
Beginning of period 1,166,649 1,120,018 1,106,730
End of period $ 1,251,127 $ 1,166,649 $ 1,120,018
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Value Fund
Year
Ended
April 30, 2024
Nine Months
Ended
April 30, 2023(a)
Year
Ended
July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 31,329 $ 23,004 $ 45,234
Distributions reinvested 8,999 55,308 47,728
Cost of shares redeemed (110,874) (72,201) (121,375)
Total Fund Shares $ (70,546) $ 6,111 $ (28,413)
Institutional Shares
Proceeds from shares issued $ 15,649 $ 90,766 $ 135,197
Distributions reinvested 5,987 31,654 23,841
Cost of shares redeemed (49,626) (14,434) (57,515)
Total Institutional Shares $ (27,990) $ 107,986 $ 101,523
Class A
Proceeds from shares issued $ 927(b) $ 6 $ 62
Distributions reinvested 12(b) 5 4
Cost of shares redeemed (1,176)(b) (4) (96)
Total Class A $ (237) $ 7 $ (30)
Change in net assets resulting from capital transactions $ (98,773) $ 114,104 $ 73,080
Share Transactions:
Fund Shares
Issued 1,746 1,360 2,456
Reinvested 497 3,319 2,599
Redeemed (6,221) (4,277) (6,602)
Total Fund Shares (3,978) 402 (1,547)
Institutional Shares
Issued 904 5,160 6,987
Reinvested 331 1,898 1,297
Redeemed (2,700) (851) (3,124)
Total Institutional Shares (1,465) 6,207 5,160
Class A
Issued 51(b) 1 3
Reinvested 1(b) —(c) —(c)
Redeemed (58)(b) —(c) (5)
Total Class A (6) 1 (2)
Change in Shares (5,449) 6,610 3,611
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Class A activity is for the period May 1, 2023, to March 28, 2024 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory Value Fund
Fund Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $16.77 $17.79 $18.65 $13.57 $19.32 $22.01
Investment Activities:
Net investment income (loss) 0.24(b) 0.18(b) 0.23(b) 0.21(b) 0.26(b) 0.25
Net realized and unrealized gains (losses) 2.72 0.12 0.03(c) 5.12 (1.39) (0.54)
Total from Investment Activities 2.96 0.30 0.26 5.33 (1.13) (0.29)
Distributions to Shareholders from:
Net investment income (0.22) (0.20) (0.24) (0.19) (0.21) (0.24)
Net realized gains — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions (0.22) (1.32) (1.12) (0.25) (4.62) (2.40)
Net Asset Value, End of Period $19.51 $16.77 $17.79 $18.65 $13.57 $19.32
Total Return(d)(e) 17.78% 1.81% 1.23% 39.66% (9.43)% (0.11)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.94% 0.91% 0.91% 0.92% 0.96% 0.96%
Net Investment Income (Loss)(f) 1.36% 1.41% 1.28% 1.29% 1.69% 1.35%
Gross Expenses(f)(i) 0.94% 0.91% 0.91% 0.92% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $771,747 $729,941 $767,351 $833,149 $711,182 $940,515
Portfolio Turnover(d)(j) 42% 43% 69% 55% 74% 108%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Value Fund
Institutional Shares
Year
Ended
April 30, 2024
Nine Months
Ended
April 30,
2023(a)
Year
Ended
July 31, 2022
Year
Ended
July 31, 2021
Year
Ended
July 31, 2020
Year
Ended
July 31, 2019
Net Asset Value, Beginning of Period $16.78 $17.80 $18.67 $13.58 $19.33 $22.00
Investment Activities:
Net investment income (loss)(b) 0.25 0.18 0.24 0.22 0.27 0.28
Net realized and unrealized gains (losses) 2.73 0.12 0.03(c) 5.13 (1.39) (0.55)
Total from Investment Activities 2.98 0.30 0.27 5.35 (1.12) (0.27)
Distributions to Shareholders from:
Net investment income (0.23) (0.20) (0.26) (0.20) (0.22) (0.24)
Net realized gains — (1.12) (0.88) (0.06) (4.41) (2.16)
Total Distributions (0.23) (1.32) (1.14) (0.26) (4.63) (2.40)
Net Asset Value, End of Period $19.53 $16.78 $17.80 $18.67 $13.58 $19.33
Total Return(d)(e) 17.90% 1.81% 1.28% 39.83% (9.40)% (0.02)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.89% 0.86% 0.86% 0.84% 0.88% 0.88%
Net Investment Income (Loss)(f) 1.41% 1.46% 1.33% 1.36% 1.75% 1.42%
Gross Expenses(f)(i) 0.90% 0.87% 0.86% 0.85% 0.89% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $479,380 $436,604 $352,564 $273,446 $215,830 $222,701
Portfolio Turnover(d)(j) 42% 43% 69% 55% 74% 108%(k)
(a) Effective April 30, 2023, the Fund’s fiscal year-end changed from July 31 to April 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through August 31, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
April 30, 2024
Victory Portfolios III
17
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following Fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the "Board"),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered*
Victory Value Fund Value Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
18
A summary of the valuations as of April 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of April 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of April 30, 2024.
Level 1 Level 2 Level 3 Total
Value Fund
Common Stocks ............................................... $ 1,239,598 $ — $ — $ 1,239,598
Collateral for Securities Loaned ................................... 2,106 — — 2,106
Total ....................................................... $ 1,241,704 $ — $ — $ 1,241,704

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
19
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended April 30, 2024, the Fund recognized $65 thousand related to EU reclaims and $7 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund's shareholders. For the year ended April 30, 2024, the Fund did not enter in any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of April 30.
For the year ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended April 30, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Value Fund ..................................................... $ 2,034 $ — $ 2,106
Excluding U.S. Government
Securities
Purchases Sales
Value Fund .............................................................................. $ 497,853 $ 584,555

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
20
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Value Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Value Fund Fund Shares
Institutional
Shares Class A(a)
in thousands $ 50 $ 40 $ (—)(b )
as annual % rate 0.01% 0.01% (—)%(c)
(a) For the period May 1, 2023 to March 28, 2024.
(b) Rounds to less than $(1) thousand.
(c) Rounds to less than (0.01)%.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
21
to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended April 30, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the period May 1, 2023 to March 28,
2024, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended April
30, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least August 31, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of April 30, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at April 30, 2024. For the year ended April 30, 2024, recoupment in the amount of $1 thousand was paid to the Adviser.
As of April 30, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by July 31, 2024.
** Amount expires by July 31, 2025.
In effect until August 31, 2024
Fund Shares Institutional Shares
Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.96% 0.88%
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Value Fund ............................................. $ 3 $ 17 $ 28 $ 29 $ 77
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended April 30, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Value Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended April 30, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended April
30, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended April 30, 2024, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Value Fund Fund Shares
Institutional
Shares Class A(a)
in thousands $ 50 $ 40 $ (—)(b )
as annual % rate 0.01% 0.01% (—)%(c)
(a) For the period May 1, 2023 to March 28, 2024.
(b) Rounds to less than $(1) thousand.
(c) Rounds to less than (0.01)%.

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
22
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended April 30, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Investment Style Risk —  The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended April 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. (Effective June 25, 2024, the agreement was renewed with a termination date of June 24, 2025, and the annual commitment fee of 0.15% remained unchanged). Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended April 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended April 30, 2024, were as follows (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
April 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Value Fund .................................... Borrower $ — $ 2,188 5.87% $ 3,341

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
23
* Based on the number of days borrowings were outstanding for the year ended April 30, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of April 30, 2024, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
* Effective April 30, 2023, the Fund's fiscal year end changed from July 31 to April 30.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and partnership basis adjustments.
As of April 30, 2024, the Fund had no capital loss carryforward for federal income tax purposes.
During the tax year ended April 30, 2024, the Fund utilized the following capital loss carryforwards (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Value Fund ............................................................................... $ (2,525) $ 2,525
Year Ended April 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Value Fund ............................................................................ $ 15,129 $ 15,129
Nine months Ended April 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Value Fund .............................................................. $ 13,655 $ 73,858 $ 87,513
Year Ended July 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Value Fund .............................................................. $ 31,161 $ 41,010 $ 72,171
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Value Fund ...................................... $ 6,985 $ 78,323 $ 85,308 $ 217,053 $ 302,361
Amount
Value Fund ......................................................................................... $ (10,801)

Notes to Financial Statements — continued
April 30, 2024
Victory Portfolios III
24
As of April 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Value Fund ........................................ $ 1,024,651 $ 256,560 $ (39,507) $ 217,053

25
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Value Fund (the “Fund”) (one of the funds constituting Victory
Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, the financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory
Portfolios III) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from August 1, 2022 through April 30, 2023 and the year ended July 31, 2022, and its financial highlights for the year then ended and the period from August 1, 2022 through April 30, 2023 and each of the four years in the period ended July 31, 2022, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
June 27, 2024

Supplemental Information
April 30, 2024
Victory Portfolios III
26
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 45 portfolios in the Trust. Each Trustee’s address is c/o Fund
Administration, 15935 La Cantera Pkwy, San Antonio, TX 78256.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
Jefferson C. Boyce
(September 1957)
Independent
Chair
Trustee since
September 2013,
Independent Chair
since January 2021
Retired. Westhab, Inc., New York Theological
Seminary, American Filtration Corp.
Dawn M. Hawley
(February 1954)
Trustee April 2014 Retired. None.
Daniel S. McNamara
(June 1966)
Trustee January 2012 Trustee, President, and Vice
Chairman of USAA ETF Trust (6/17-
6/19); President of Financial Advice
& Solutions Group (FASG), USAA
(2/13-3/21); Director of USAA Asset
Management Company (AMCO),
(8/11-6/19); Chairman of Board of
AMCO (4/13-6/19); Director of
USAA Investment Services Company
(ISCO) (formerly USAA Investment
Management Company) (9/09-3/21);
Chairman of Board of ISCO (4/13-
12/20); President and Director of
USAA Shareholder Account Services
(SAS) (10/09-6/19); Chairman of
Board of SAS (4/13-6/19); Senior
Vice President of USAA Financial
Planning Services Insurance Agency,
Inc. (FPS) (4/11-3/21); Director and
Vice Chairman of FPS (12/13-3/21);
President and Director of USAA
Investment Corporation (ICORP)
(3/10-3/21); Chairman of Board of
ICORP (12/13-3/21); Director of
USAA Financial Advisors, Inc. (FAI)
(12/13-3/21); Chairman of Board of
FAI (3/15-3/21).
None.
Richard Y.
Newton, III
(January 1956)
Trustee March 2017 Director, Elta North America (1/18-
8/19), which is a global leader in the
design, manufacture, and support
of innovative electronic systems in
the ground, maritime, airborne, and
security domains for the nation’s
warfighters, security personnel, and
first responders; Managing Partner,
Pioneer Partnership Development
Group (12/15-present).
Terran Orbital Corp., American Made
Filtration Corp.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
27
(Unaudited)
* Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Barbara B. Ostdiek,
Ph.D. (March 1964)
Trustee January 2008 Senior Associate Dean of Degree
programs at Jesse H. Jones Graduate
School of Business at Rice University
(7/13-present); Associate Professor
of Finance at Jesse H. Jones Graduate
School of Business at Rice University
(7/01-7/21); Professor of Finance
at Jesse H. Jones Graduate School
of Business at Rice University
(7/21-present).
None.
John C. Walters
(February 1962)
Trustee July 2019 Retired. Guardian Variable Products Trust
(16 series)
Interested Trustee
David C. Brown*
(May 1972)
Trustee July 2019 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
28
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective June 12, 2024, Thomas Dusenberry resigned as Secretary and accepted the position of President of the Trust.
Effective May 14, 2024, James K. De Vries resigned as the President of the Trust.
** Effective June 12, 2024, Patricia McClain was elected and accepted the position of Secretary of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
Thomas Dusenberry*
(July 1977)
President June 2024 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Variable Insurance Funds.
Scott A. Stahorsky
(July 1969)
Vice President July 2019 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Patricia McClain**
(September 1962)
Secretary June 2024 Director, Regulatory Administration, the Adviser (7/1/19-present);
Ms. McClain also serves as Secretary of Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Allan Shaer
(March 1965)
Treasurer July 2019 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.
Carol D. Trevino
(October 1965)
Assistant Treasurer September 2018 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Variable Insurance
Funds.
Christopher A. Ponte
(March 1984)
Assistant Treasurer May 2023 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II and Victory Variable
Insurance Funds.
Sean Fox
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Variable Insurance Funds.
Michael Bryan
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Variable Insurance Funds.

Victory Portfolios III
29
(Unaudited)
Supplemental Information — continued
April 30, 2024
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-235-8396. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1,
2023, through April 30, 2024.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
11/1/23
Actual
Ending
Account
Value
4/30/24
Hypothetical
Ending
Account
Value
4/30/24
Actual
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Hypothetical
Expenses
Paid During
Period
11/1/23 - 4/30/24*
Annualized
Expense Ratio
During Period
11/1/23 - 4/30/24
Value Fund
Fund Shares ............................ $ 1,000.00 $ 1,194.90 $ 1,020.14 $ 5.18 $ 4.77 0.95%
Institutional Shares ....................... 1,000.00 1,195.40 1,020.39 4.91 4.52 0.90%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios III
30
(Unaudited)
Supplemental Information — continued
April 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended April 30, 2024, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended April 30, 2024, the Fund designated long-term capital gain distributions in the amount of $2,527 thousand.

Victory Portfolios III
31
(Unaudited)
Supplemental Information — continued
April 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Value Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 7-8, 2023, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 7-8, 2023 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 17, 2023.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
32
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers and reimbursements, was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted
the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the three-year period ended June 30, 2023, was below the average of its performance universe for the one-, five- and ten-year periods ended June 30, 2023, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance.
As part of its consideration, the Board received a description of, and factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the
Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the
Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the
Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements and technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
33
(Unaudited)
with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Portfolios III
34
(Unaudited)
Supplemental Information — continued
April 30, 2024
Liquidity Risk Management Program:
The Fund has adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the
Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to
Financial Statements). The Fund’s Board of Trustees approved the appointment of the Fund’s investment adviser, Victory Capital Management
Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Fund’s investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund’s portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on March 15, 2024, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund’s LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in the Fund. During the review period, the Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the
Fund reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund’s investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN and recommended no material changes to the LRMP.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
April 30, 2024
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
36
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
April 30, 2024
Victory Portfolios III
37
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40846-0624

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics in included as an Exhibit.
(b)

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; on July 1, 2019, the Board of Trustees of
Victory Portfolios III Trust
approved a Code of Ethics ("Sarbanes Code") applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

       No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) The audit committee financial experts are Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley, who are “independent” for purposes of this Item 3 of Form N-CSR.

                    Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Ms. Hawley was Chief Financial Officer, Director of Financial Planning and Analysis for AIM Management Group Inc. from October 1987 through January 2006 and was Manager of Finance at Menil Foundation, Inc. from May 2007 through June 2011. Each of Dr. Ostdiek and Ms. Hawley is an independent trustee who serves as a member of the Audit and Compliance Committee, Investments Committee, Product Management and Distribution Committee, and the Corporate Governance Committee of the Board of Trustees of Victory Portfolios III Trust.

Item 4. Principal Accountant Fees and Services.
	2024	2023
(a) Audit Fees (1)	$ 484,500	$ 505,210
(b) Audit-Related Fees (2)	-	-
(c) Tax Fees (3)	40,770	54,603
(d) All Other Fees (4)	-	-

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Ernst & Young LLP for statutory and regulatory filings.

(2) For the fiscal years ended April 30, 2024, and April 30, 2023, there were no audit-related fees billed by Ernst & Young LLP to the Registrant.

(3) Represents the aggregate tax fee billed for professional services rendered by Ernst & Young LLP for assistance with foreign tax compliance services and tax consulting services.

(4) For the fiscal years ended April 30, 2024, and April 30, 2023, there were no other fees billed by Ernst & Young LLP to the Registrant.

(e)(1) All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit and Compliance Committee. The Audit and Compliance Committee Charter also permits the Chair of the Audit and Compliance Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit and Compliance Committee. All non-audit services were pre-approved by the Audit and Compliance Committee or its Chair, consistent with the Audit and Compliance Committee's preapproval procedures.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g) Aggregate non-audit fees for services rendered to the:

	Registrant	Adviser
2024	$ 40,770	$ 163,034
2023	$ 54,603	$ 151,132

(h) The aggregate non-audit fees related to fees billed by Ernst & Young LLP for services rendered to the Registrant; the investment adviser, and the Funds' transfer agent, Victory Capital Transfer Agency Inc., which includes aggregate fees accrued or paid to Ernst & Young LLP for professional services rendered related to the annual study of internal controls of the transfer agent for fiscal years listed above. All services were preapproved by the Audit Committee.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by the Adviser or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)     Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios III

By (Signature and Title)* /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer

Date July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date July 5, 2024

By (Signature and Title)* /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date July 5, 2024